UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2012

Item 1. Reports to Stockholders.

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPXS
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

JANUARY 31, 2012

Semiannual Report

Table of Contents

i	Message from the Chairman
1	Allocation of Portfolio Holdings and Index Composition
23	Expense Examples

Schedules of Portfolio Investments
32	Bull ProFund
34	Mid-Cap ProFund
39	Small-Cap ProFund
41	NASDAQ-100 ProFund
43	Large-Cap Value ProFund
48	Large-Cap Growth ProFund
52	Mid-Cap Value ProFund
56	Mid-Cap Growth ProFund
59	Small-Cap Value ProFund
65	Small-Cap Growth ProFund
69	Europe 30 ProFund
70	UltraBull ProFund
72	UltraMid-Cap ProFund
77	UltraSmall-Cap ProFund
79	UltraDow 30 ProFund
80	UltraNASDAQ-100 ProFund
82	UltraInternational ProFund
83	UltraEmerging Markets ProFund
85	UltraLatin America ProFund
87	UltraChina ProFund
89	UltraJapan ProFund
90	Bear ProFund
91	Short Small-Cap ProFund
92	Short NASDAQ-100 ProFund
93	UltraBear ProFund
94	UltraShort Mid-Cap ProFund
95	UltraShort Small-Cap ProFund
96	UltraShort Dow 30 ProFund
97	UltraShort NASDAQ-100 ProFund
98	UltraShort International ProFund
99	UltraShort Emerging Markets ProFund
100	UltraShort Latin America ProFund
101	UltraShort China ProFund
102	UltraShort Japan ProFund
103	Banks UltraSector ProFund
104	Basic Materials UltraSector ProFund
106	Biotechnology UltraSector ProFund
107	Consumer Goods UltraSector ProFund
109	Consumer Services UltraSector ProFund
112	Financials UltraSector ProFund
115	Health Care UltraSector ProFund
117	Industrials UltraSector ProFund
121	Internet UltraSector ProFund
122	Mobile Telecommunications UltraSector ProFund
123	Oil & Gas UltraSector ProFund
125	Oil Equipment, Services & Distribution UltraSector ProFund
126	Pharmaceuticals UltraSector ProFund
127	Precious Metals UltraSector ProFund
128	Real Estate UltraSector ProFund
130	Semiconductor UltraSector ProFund
131	Technology UltraSector ProFund
133	Telecommunications UltraSector ProFund
134	Utilities UltraSector ProFund
135	Short Oil & Gas ProFund
136	Short Precious Metals ProFund
137	Short Real Estate ProFund
138	U.S. Government Plus ProFund
139	Rising Rates Opportunity 10 ProFund
140	Rising Rates Opportunity ProFund
141	Rising U.S. Dollar ProFund
143	Falling U.S. Dollar ProFund
145	Statements of Assets and Liabilities
159	Statements of Operations
173	Statements of Changes in Net Assets
199	Financial Highlights
231	Notes to Financial Statements
258	Board Approval of Investment Advisory Agreement

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.	Go to www.icsdelivery.com

2.	Select the first letter of your brokerage firm’s name.

3.	From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.

4.	Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials. Just go to www.icsdelivery.com, perform the first three steps above, and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Semiannual Report to shareholders for the six months ended January 31, 2012.

Foreign Equity Markets Decline; U.S. Markets Are Flat

Many major equity markets around the world declined during the six-month period ended January 31, 2012. The European debt crisis, which dominated headlines during the second half of 2011, stoked fears of a global economic slowdown and prompted investors to look for safer investments during much of the period.

U.S. markets were mostly flat for the August through January period. The S&P 500® was up a modest 2.7%, while the S&P MidCap 400® and the Russell 2000® moved sideways, with returns hovering around zero. Sector indexes delivered mixed returns, as measured by the Dow Jones U.S. Industry IndexesSM. Consumer services, industrials, technology, health care, and utilities were solid performers, with gains ranging from 5.3% to 6.5%, while basic materials and oil and gas suffered declines of 5.9% and 6.0%, respectively.

Foreign equity markets sustained heavy losses during the six-month period, as contagion from the European debt crisis spilled over into other markets—both developed and emerging. The MSCI EAFE Index fell 10.3%, the MSCI Europe Index declined 11.5%, the MSCI Emerging Markets Index was down 9.5%, and the MSCI Japan Index dropped 9.1%. The extent of these losses was mitigated somewhat by a broad-based equity rally in January.

U.S. Treasury Market Soars

U.S. Treasury securities prices soared and yields fell to historically low levels, as investors shed equities and other risk assets in favor of “safe-haven” U.S. government debt during the second half of 2011. The Ryan Labs Treasury 10 Year Index was up 10.7% and the Ryan Labs Treasury 30 Year Index rose an impressive 26.5% during the August through January period. The broader fixed-income market gained 4.3%, as measured by the Barclays Capital U.S. Aggregate Bond Index®.

The U.S. dollar posted a strong gain for the same period, up 7.3% against the basket of major currencies that comprise the U.S. Dollar Index.

ProFunds offers tools to help you express your view and manage risk, whatever your take on the market. To learn more, please visit us at ProFunds.com.

Thank you for the trust and confidence you have placed in us by investing in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

(1)  All investment performance index figures above reflect total return performance. You may not invest directly in an index.

(2)  All sector returns refer to Dow Jones Sector/Industry Indexes.

i

This Page Intentionally Left Blank

Allocation of Portfolio Holdings and Index Composition

2 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	16%
Futures Contracts	16%
Swap Agreements	68%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	0.6%
Exxon Mobil Corp.	0.5%
International Business Machines Corp.	0.3%
Microsoft Corp.	0.3%
Chevron Corp.	0.3%

S&P 500 — Composition

% of Index
Consumer Non-Cyclical	22%
Technology	15%
Financial	14%
Energy	12%
Industrial	11%
Communications	10%
Consumer Cyclical	9%
Basic Materials	4%
Utilities	3%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	35%
Futures Contracts	16%
Swap Agreements	49%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Monster Beverage Corp.	0.3%
Vertex Pharmaceuticals, Inc.	0.2%
Ametek, Inc.	0.2%
Kansas City Southern Industries, Inc.	0.2%
The Macerich Co.	0.2%

S&P MidCap 400 — Composition

% of Index
Financial	20%
Industrial	20%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	9%
Utilities	6%
Energy	6%
Communications	4%
Basic Materials	4%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	23%
Futures Contracts	11%
Swap Agreements	66%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
World Fuel Services Corp.	0.1%
Netlogic Microsystems, Inc.	0.1%
HMS Holdings Corp.	0.1%
Cepheid, Inc.	0.1%
SuccessFactors, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	20%
Industrial	14%
Consumer Cyclical	14%
Technology	10%
Communications	6%
Energy	6%
Basic Materials	4%
Utilities	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 3

NASDAQ-100 ProFund

Investment Objective: The NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	43%
Futures Contracts	17%
Swap Agreements	40%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.8%
Microsoft Corp.	4.0%
Google, Inc. - Class A	2.4%
Oracle Corp.	2.3%
Intel Corp.	2.1%

NASDAQ-100 Index — Composition

% of Index
Technology	52%
Communications	25%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	1%
Basic Materials	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.6%
AT&T, Inc.	3.2%
Pfizer, Inc.	3.0%
Wells Fargo & Co.	2.8%
Exxon Mobil Corp.	2.7%

S&P 500 Value Index — Composition

% of Index
Financial	25%
Communications	14%
Consumer Non-Cyclical	13%
Energy	12%
Industrial	11%
Consumer Cyclical	9%
Technology	7%
Utilities	6%
Basic Materials	3%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.7%
Exxon Mobil Corp.	4.0%
International Business Machines Corp.	3.5%
Johnson & Johnson	2.8%
Coca-Cola Co.	2.4%

S&P 500 Growth Index — Composition

% of Index
Consumer Non-Cyclical	29%
Technology	21%
Energy	13%
Industrial	11%
Consumer Cyclical	9%
Communications	7%
Financial	5%
Basic Materials	4%
Utilities	1%

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HollyFrontier Corp.	1.1%
New York Community Bancorp	1.0%
Avnet, Inc.	0.9%
Ashland, Inc.	0.9%
AGCO Corp.	0.9%

S&P MidCap 400 Value Index — Composition

% of Index
Financial	28%
Industrial	20%
Consumer Non-Cyclical	13%
Consumer Cyclical	12%
Utilities	8%
Technology	6%
Basic Materials	5%
Energy	5%
Communications	3%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Monster Beverage Corp.	1.4%
Ametek, Inc.	1.3%
Regeneron Pharmaceuticals, Inc.	1.2%
Green Mountain Coffee Roasters, Inc.	1.2%
Henry Schein, Inc.	1.1%

S&P MidCap 400 Growth Index — Composition

% of Index
Consumer Non-Cyclical	24%
Industrial	19%
Consumer Cyclical	13%
Financial	13%
Technology	12%
Energy	6%
Communications	6%
Utilities	4%
Basic Materials	3%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BioMed Realty Trust, Inc.	1.2%
Delphi Financial Group, Inc. - Class A	1.0%
LaSalle Hotel Properties	0.9%
EMCOR Group, Inc.	0.8%
Anixter International, Inc.	0.7%

S&P SmallCap 600 Value Index — Composition

% of Index
Financial	26%
Industrial	23%
Consumer Cyclical	15%
Consumer Non-Cyclical	13%
Technology	6%
Communications	5%
Utilities	4%
Basic Materials	4%
Energy	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Salix Pharmaceuticals, Ltd.	1.2%
Mid-America Apartment Communities, Inc.	1.0%
Cubist Pharmaceuticals, Inc.	1.0%
ProAssurance Corp.	1.0%
Lufkin Industries, Inc.	0.9%

S&P SmallCap 600 Growth Index — Composition

% of Index
Consumer Non-Cyclical	24%
Technology	17%
Consumer Cyclical	16%
Industrial	15%
Financial	12%
Communications	5%
Utilities	4%
Energy	4%
Basic Materials	3%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	1%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton PLC	5.6%
Royal Dutch Shell PLC - Class A	5.0%
HSBC Holdings PLC	4.9%
Rio Tinto PLC	4.7%
Vodafone Group PLC	4.6%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Consumer Non-Cyclical	22%
Energy	21%
Basic Materials	13%
Communications	12%
Financial	12%
Technology	12%
Industrial	8%

Country Breakdown
United Kingdom	48%
Netherlands	10%
Germany	8%
France	7%
Spain	6%
Other	21%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	30%
Futures Contracts	21%
Swap Agreements	149%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	1.1%
Exxon Mobil Corp.	1.0%
International Business Machines Corp.	0.6%
Microsoft Corp.	0.6%
Chevron Corp.	0.5%

S&P 500 — Composition

% of Index
Consumer Non-Cyclical	22%
Technology	15%
Financial	14%
Energy	12%
Industrial	11%
Communications	10%
Consumer Cyclical	9%
Basic Materials	4%
Utilities	3%

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	13%
Swap Agreements	125%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Monster Beverage Corp.	0.4%
Vertex Pharmaceuticals, Inc.	0.4%
Ametek, Inc.	0.4%
Kansas City Southern Industries, Inc.	0.4%
The Macerich Co.	0.4%

S&P MidCap 400 — Composition

% of Index
Financial	20%
Industrial	20%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	9%
Utilities	6%
Energy	6%
Communications	4%
Basic Materials	4%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Futures Contracts	29%
Swap Agreements	129%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
World Fuel Services Corp.	0.1%
Netlogic Microsystems, Inc.	0.1%
HMS Holdings Corp.	0.1%
Cepheid, Inc.	0.1%
SuccessFactors, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	20%
Industrial	14%
Consumer Cyclical	14%
Technology	10%
Communications	6%
Energy	6%
Basic Materials	4%
Utilities	4%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial Average (“DJIA”).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	23%
Futures Contracts	16%
Swap Agreements	161%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	2.6%
Caterpillar, Inc.	1.5%
Chevron Corp.	1.4%
McDonald’s Corp.	1.3%
3M Co.	1.2%

Dow Jones Industrial Average — Composition

% of Index
Industrial	22%
Consumer Non-Cyclical	18%
Technology	17%
Consumer Cyclical	12%
Energy	11%
Financial	9%
Communications	7%
Basic Materials	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

UltraNASDAQ-100 ProFund

Investment Objective: The UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Futures Contracts	20%
Swap Agreements	115%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	10.2%
Microsoft Corp.	6.0%
Google, Inc. - Class A	3.5%
Oracle Corp.	3.4%
Intel Corp.	3.2%

NASDAQ-100 Index — Composition

% of Index
Technology	52%
Communications	25%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	1%
Basic Materials	1%

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financial	22%
Industrial	13%
Basic Materials	11%
Consumer Non-Cyclical	11%
Consumer Cyclical	10%
Other	33%

Country Composition
United Kingdom	23%
Japan	21%
France	9%
Australia	9%
Switzerland	8%
Other	30%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
Petroleo Brasileiro S.A. - Preferred	4.4%
China Mobile, Ltd.	4.0%
Petroleo Brasileiro S.A.	3.7%
Vale S.A. - Preferred	3.6%

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Basic Materials	21%
Energy	21%
Communications	19%
Financial	17%
Technology	11%
Other	11%

Country Composition
Brazil	37%
China	20%
Taiwan	10%
Mexico	8%
India	7%
Other	18%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Vale S.A. - Preferred	6.4%
Petroleo Brasileiro S.A. - Preferred	5.9%
Petroleo Brasileiro S.A.	5.0%
Companhia de Bebidas das Americas (AmBev) - Preferred	4.7%
Companhia Vale Do Rio Doce	4.3%

Bank of New York Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Basic Materials	26%
Consumer Non-Cyclical	19%
Energy	18%
Financial	15%
Communications	10%
Other	12%

Country Composition
Brazil	73%
Chile	10%
Mexico	10%
Colombia	5%
Peru	2%

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
China Mobile, Ltd.	6.9%
PetroChina Co., Ltd.	5.6%
CNOOC, Ltd.	5.4%
China Life Insurance Co., Ltd.	4.6%
China Petroleum and Chemical Corp.	4.6%

Bank of New York Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Communications	36%
Energy	27%
Consumer Non-Cyclical	9%
Consumer Cyclical	7%
Financial	7%
Technology	6%
Basic Materials	3%
Industrial	3%
Utilities	2%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	188%
Swap Agreements	12%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrial	28%
Consumer Cyclical	26%
Consumer Non-Cyclical	17%
Technology	8%
Communications	8%
Basic Materials	6%
Financial	6%
Energy	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(80)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer Non-Cyclical	22%
Technology	15%
Financial	14%
Energy	12%
Industrial	11%
Communications	10%
Consumer Cyclical	9%
Basic Materials	4%
Utilities	3%

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(82)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	20%
Industrial	14%
Consumer Cyclical	14%
Technology	10%
Communications	6%
Energy	6%
Basic Materials	4%
Utilities	4%

Short NASDAQ-100 ProFund

Investment Objective: The Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(88)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	52%
Communications	25%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	1%
Basic Materials	1%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (-2x) of the daily performance of the S&P 500.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(23)%
Swap Agreements	(177)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer Non-Cyclical	22%
Technology	15%
Financial	14%
Energy	12%
Industrial	11%
Communications	10%
Consumer Cyclical	9%
Basic Materials	4%
Utilities	3%

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(181)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financial	20%
Industrial	20%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	9%
Utilities	6%
Energy	6%
Communications	4%
Basic Materials	4%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(28)%
Swap Agreements	(172)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	20%
Industrial	14%
Consumer Cyclical	14%
Technology	10%
Communications	6%
Energy	6%
Basic Materials	4%
Utilities	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (“DJIA”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(21)%
Swap Agreements	(179)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrial	22%
Consumer Non-Cyclical	18%
Technology	17%
Consumer Cyclical	12%
Energy	11%
Financial	9%
Communications	7%
Basic Materials	4%

UltraShort NASDAQ-100 ProFund

Investment Objective: The UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(29)%
Swap Agreements	(171)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	52%
Communications	25%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	1%
Basic Materials	1%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financial	22%
Industrial	13%
Basic Materials	11%
Consumer Non-Cyclical	11%
Consumer Cyclical	10%
Other	33%

Country Composition
United Kingdom	23%
Japan	21%
France	9%
Australia	9%
Switzerland	8%
Other	30%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Basic Materials	21%
Energy	21%
Communications	19%
Financial	17%
Technology	11%
Other	11%

Country Composition
Brazil	37%
China	20%
Taiwan	10%
Mexico	8%
India	7%
Other	18%

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Basic Materials	26%
Consumer Non-Cyclical	19%
Energy	18%
Financial	15%
Communications	10%
Other	12%

Country Composition
Brazil	73%
Chile	10%
Mexico	10%
Colombia	5%
Peru	2%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Communications	36%
Energy	27%
Consumer Non-Cyclical	9%
Consumer Cyclical	7%
Financial	7%
Technology	6%
Basic Materials	3%
Industrial	3%
Utilities	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(189)%
Swap Agreements	(10)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrial	28%
Consumer Cyclical	26%
Consumer Non-Cyclical	17%
Technology	8%
Communications	8%
Basic Materials	6%
Financial	6%
Energy	1%

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	93%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	11.9%
J.P. Morgan Chase & Co.	11.6%
Citigroup, Inc.	7.2%
Bank of America Corp.	5.9%
U.S. Bancorp	4.4%

Dow Jones U.S. Banks Index — Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	97%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	5.1%
Freeport-McMoRan Copper & Gold, Inc.	4.6%
The Dow Chemical Co.	4.2%
Praxair, Inc.	3.4%
Newmont Mining Corp.	3.2%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	59%
Industrial Metals	21%
Mining	16%
Forestry and Paper	4%

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	96%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	13.3%
Gilead Sciences, Inc.	8.2%
Celgene Corp.	7.4%
Biogen Idec, Inc.	6.3%
Alexion Pharmaceuticals, Inc.	3.2%

Dow Jones U.S. Biotechnology Index — Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	82%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	8.0%
Coca-Cola Co.	6.5%
Philip Morris International, Inc.	6.1%
PepsiCo, Inc.	4.7%
Kraft Foods, Inc.	2.9%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Beverages	21%
Food Producers	20%
Household Goods	18%
Tobacco	16%
Personal Goods	13%
Automobiles and Parts	9%
Leisure Goods	3%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	95%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	3.5%
McDonald’s Corp.	3.3%
Amazon.com, Inc.	2.2%
The Home Depot, Inc.	2.2%
Walt Disney Co.	2.1%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
General Retailers	41%
Media	26%
Travel and Leisure	22%
Food and Drug Retailers	11%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	83%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	4.7%
J.P. Morgan Chase & Co.	4.6%
Citigroup, Inc.	2.9%
Berkshire Hathaway, Inc. - Class B	2.4%
Bank of America Corp.	2.3%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	32%
General Financial	24%
Real Estate Investment Trusts	21%
Nonlife Insurance	17%
Life Insurance	5%
Real Estate Investment & Services	1%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	90%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.2%
Pfizer, Inc.	6.6%
Merck & Co., Inc.	4.7%
Abbott Laboratories	3.4%
Amgen, Inc.	2.4%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals and Biotechnology	64%
Health Care Equipment and Services	36%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Swap Agreements	100%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	5.6%
Caterpillar, Inc.	1.8%
United Technologies Corp.	1.8%
3M Co.	1.6%
United Parcel Service, Inc. - Class B	1.6%

Dow Jones U.S. Industrials Index — Composition

% of Index
General Industrials	22%
Industrial Engineering	17%
Aerospace and Defense	16%
Industrial Transportation	14%
Support Services	14%
Electronic & Electrical Equipment	12%
Construction and Materials	5%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Internet Composite Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	79%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc. - Class A	6.5%
Amazon.com, Inc.	5.4%
eBay, Inc.	4.2%
Priceline.com, Inc.	4.1%
Yahoo!, Inc.	3.2%

Dow Jones Internet Composite Index — Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	98%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Crown Castle International Corp.	18.9%
Sprint Nextel Corp.	10.1%
SBA Communications Corp. - Class A	8.0%
NII Holdings, Inc. - Class B	5.5%
MetroPCS Communications, Inc.	4.5%

Dow Jones U.S. Mobile Telecommunications Index — Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	17.4%
Chevron Corp.	9.0%
Schlumberger, Ltd.	4.4%
ConocoPhillips	3.6%
Occidental Petroleum Corp.	3.5%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	23%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	88%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	17.1%
Halliburton Co.	5.7%
National Oilwell Varco, Inc.	5.3%
Baker Hughes, Inc.	3.6%
El Paso Corp.	3.5%

Dow Jones U.S. Oil Equipment, Services & Distribution Index — Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	88%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	15.2%
Pfizer, Inc.	13.9%
Merck & Co., Inc.	9.9%
Abbott Laboratories	7.1%
Bristol-Myers Squibb Co.	4.7%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	150%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Precious Metals UltraSector ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	91%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.2%
American Tower Corp.	3.2%
Public Storage, Inc.	2.5%
Equity Residential	2.3%
HCP, Inc.	2.2%

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	89%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	22.0%
Texas Instruments, Inc.	6.0%
Broadcom Corp. - Class A	2.7%
Applied Materials, Inc.	2.7%
Altera Corp.	2.1%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	94%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	10.1%
International Business Machines Corp.	5.5%
Microsoft Corp.	5.3%
Google, Inc. - Class A	3.7%
Intel Corp.	3.2%

Dow Jones U.S. Technology Index — Composition

% of Index
Technology Hardware and Equipment	57%
Software and Computer Services	43%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	49%
Swap Agreements	101%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	23.1%
Verizon Communications, Inc.	14.1%
CenturyLink, Inc.	3.0%
Crown Castle International Corp.	1.6%
Virgin Media, Inc.	1.0%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Fixed Line Telecommunications	91%
Mobile Telecommunications	9%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	78%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Southern Co.	5.2%
Dominion Resources, Inc.	3.8%
Duke Energy Corp.	3.8%
Exelon Corp.	3.5%
NextEra Energy, Inc.	3.4%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electricity	71%
Gas, Water & MultiUtilities	29%

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	23%

20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	80%
U.S. Treasury Obligations	44%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 21

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (“Note”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(5)%
Swap Agreements	(96)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index. The Index measures the performance of the U.S. Dollar against a basket of six major world currencies.

U.S. Dollar Index Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	97%
Futures Contracts	3%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

22 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index. The Index measures the performance of the U.S. Dollar against a basket of six major world currencies.

U.S. Dollar Index Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Expense Examples

24 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at August 1, 2011 and held for the entire period from August 1, 2011 through January 31, 2012.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period* 8/1/11 - 1/31/12	Annualized Expense Ratio During Period 8/1/11 - 1/31/12
Investor Class
Bull ProFund	$1,000.00	$1,015.40	$9.22	1.82%
Mid-Cap ProFund	1,000.00	989.00	9.35	1.87%
Small-Cap ProFund	1,000.00	1,000.00	8.70	1.73%
NASDAQ-100 ProFund	1,000.00	1,039.10	9.12	1.78%
Large-Cap Value ProFund	1,000.00	1,019.80	8.78	1.73%
Large-Cap Growth ProFund	1,000.00	1,016.10	8.77	1.73%
Mid-Cap Value ProFund	1,000.00	1,005.90	8.72	1.73%
Mid-Cap Growth ProFund	1,000.00	976.70	8.60	1.73%
Small-Cap Value ProFund	1,000.00	1,043.60	8.89	1.73%
Small-Cap Growth ProFund	1,000.00	1,007.40	8.73	1.73%
Europe 30 ProFund	1,000.00	927.50	8.82	1.82%
UltraBull ProFund	1,000.00	994.00	9.07	1.81%
UltraMid-Cap ProFund	1,000.00	923.00	9.43	1.95%
UltraSmall-Cap ProFund	1,000.00	907.40	9.01	1.88%
UltraDow 30 ProFund	1,000.00	1,056.70	9.05	1.75%
UltraNASDAQ-100 ProFund	1,000.00	1,043.80	9.09	1.77%
UltraInternational ProFund	1,000.00	738.30	9.22	2.11%
UltraEmerging Markets ProFund	1,000.00	836.40	8.96	1.94%
UltraLatin America ProFund	1,000.00	855.50	9.47	2.03%
UltraChina ProFund	1,000.00	658.90	7.21	1.73%
UltraJapan ProFund	1,000.00	778.10	7.73	1.73%
Bear ProFund	1,000.00	921.20	8.35	1.73%
Short Small-Cap ProFund	1,000.00	899.90	8.26	1.73%
Short NASDAQ-100 ProFund	1,000.00	901.50	8.27	1.73%
UltraBear ProFund	1,000.00	815.00	8.08	1.77%
UltraShort Mid-Cap ProFund	1,000.00	804.40	7.85	1.73%
UltraShort Small-Cap ProFund	1,000.00	735.20	7.55	1.73%
UltraShort Dow 30 ProFund	1,000.00	799.70	7.83	1.73%
UltraShort NASDAQ-100 ProFund	1,000.00	788.20	8.90	1.98%
UltraShort International ProFund	1,000.00	966.60	8.90	1.80%
UltraShort Emerging Markets ProFund	1,000.00	890.10	8.22	1.73%
UltraShort Latin America ProFund	1,000.00	854.80	8.07	1.73%
UltraShort China ProFund	1,000.00	1,078.10	9.04	1.73%
UltraShort Japan ProFund	1,000.00	1,106.20	9.16	1.73%
Banks UltraSector ProFund	1,000.00	851.90	8.05	1.73%
Basic Materials UltraSector ProFund	1,000.00	870.20	8.60	1.83%
Biotechnology UltraSector ProFund	1,000.00	1,149.30	9.35	1.73%
Consumer Goods UltraSector ProFund	1,000.00	1,029.90	8.83	1.73%
Consumer Services UltraSector ProFund	1,000.00	1,054.00	8.93	1.73%
Financials UltraSector ProFund	1,000.00	919.40	8.35	1.73%
Health Care UltraSector ProFund	1,000.00	1,066.50	8.99	1.73%
Industrials UltraSector ProFund	1,000.00	1,047.70	8.90	1.73%
Internet UltraSector ProFund	1,000.00	901.20	8.60	1.80%
Mobile Telecommunications UltraSector ProFund	1,000.00	839.50	8.00	1.73%
Oil & Gas UltraSector ProFund	1,000.00	875.60	8.91	1.89%

Expense Examples (unaudited) :: 25

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period* 8/1/11 - 1/31/12	Annualized Expense Ratio During Period 8/1/11 - 1/31/12
Oil Equipment, Services & Distribution UltraSector ProFund	$1,000.00	$748.30	$8.31	1.89%
Pharmaceuticals UltraSector ProFund	1,000.00	1,109.80	9.17	1.73%
Precious Metals UltraSector ProFund	1,000.00	964.90	8.84	1.79%
Real Estate UltraSector ProFund	1,000.00	1,005.70	8.72	1.73%
Semiconductor UltraSector ProFund	1,000.00	1,107.80	9.17	1.73%
Technology UltraSector ProFund	1,000.00	1,059.00	9.06	1.75%
Telecommunications UltraSector ProFund	1,000.00	991.60	8.66	1.73%
Utilities UltraSector ProFund	1,000.00	1,075.60	9.03	1.73%
Short Oil & Gas ProFund	1,000.00	978.00	8.60	1.73%
Short Precious Metals ProFund	1,000.00	924.50	8.37	1.73%
Short Real Estate ProFund	1,000.00	897.10	8.25	1.73%
U.S. Government Plus ProFund	1,000.00	1,337.40	8.81	1.50%
Rising Rates Opportunity 10 ProFund	1,000.00	886.60	8.63	1.82%
Rising Rates Opportunity ProFund	1,000.00	692.60	7.32	1.72%
Rising U.S. Dollar ProFund	1,000.00	1,056.60	8.22	1.59%
Falling U.S. Dollar ProFund	1,000.00	925.90	9.25	1.91%

Service Class
Bull ProFund	1,000.00	1,010.50	14.25	2.82%
Mid-Cap ProFund	1,000.00	984.20	14.31	2.87%
Small-Cap ProFund	1,000.00	995.00	13.69	2.73%
NASDAQ-100 ProFund	1,000.00	1,033.80	14.21	2.78%
Large-Cap Value ProFund	1,000.00	1,014.70	13.83	2.73%
Large-Cap Growth ProFund	1,000.00	1,011.30	13.80	2.73%
Mid-Cap Value ProFund	1,000.00	1,000.70	13.73	2.73%
Mid-Cap Growth ProFund	1,000.00	972.00	13.53	2.73%
Small-Cap Value ProFund	1,000.00	1,038.00	13.99	2.73%
Small-Cap Growth ProFund	1,000.00	1,002.40	13.74	2.73%
Europe 30 ProFund	1,000.00	923.10	13.63	2.82%
UltraBull ProFund	1,000.00	989.10	14.05	2.81%
UltraMid-Cap ProFund	1,000.00	918.00	14.22	2.95%
UltraSmall-Cap ProFund	1,000.00	902.50	13.77	2.88%
UltraDow 30 ProFund	1,000.00	1,050.80	14.18	2.75%
UltraNASDAQ-100 ProFund	1,000.00	1,038.90	14.20	2.77%
UltraInternational ProFund	1,000.00	734.60	13.56	3.11%
UltraEmerging Markets ProFund	1,000.00	832.10	13.54	2.94%
UltraLatin America ProFund	1,000.00	851.20	14.10	3.03%
UltraChina ProFund	1,000.00	656.20	11.37	2.73%
UltraJapan ProFund	1,000.00	772.70	12.12	2.72%
Bear ProFund	1,000.00	916.60	13.10	2.72%
Short Small-Cap ProFund	1,000.00	895.80	13.01	2.73%
Short NASDAQ-100 ProFund	1,000.00	895.60	13.01	2.73%
UltraBear ProFund	1,000.00	810.50	12.61	2.77%
UltraShort Mid-Cap ProFund	1,000.00	801.30	12.36	2.73%
UltraShort Small-Cap ProFund	1,000.00	731.80	11.88	2.73%
UltraShort Dow 30 ProFund	1,000.00	795.50	12.32	2.73%
UltraShort NASDAQ-100 ProFund	1,000.00	782.30	13.35	2.98%
UltraShort International ProFund	1,000.00	963.20	13.82	2.80%
UltraShort Emerging Markets ProFund	1,000.00	890.80	12.98	2.73%
UltraShort Latin America ProFund	1,000.00	853.60	12.72	2.73%
UltraShort China ProFund	1,000.00	1,073.70	14.23	2.73%
UltraShort Japan ProFund	1,000.00	1,101.00	14.42	2.73%
Banks UltraSector ProFund	1,000.00	847.30	12.68	2.73%
Basic Materials UltraSector ProFund	1,000.00	865.50	13.27	2.83%
Biotechnology UltraSector ProFund	1,000.00	1,143.30	14.71	2.73%
Consumer Goods UltraSector ProFund	1,000.00	1,024.50	13.89	2.73%
Consumer Services UltraSector ProFund	1,000.00	1,048.80	14.06	2.73%
Financials UltraSector ProFund	1,000.00	914.20	13.14	2.73%
Health Care UltraSector ProFund	1,000.00	1,062.20	14.15	2.73%
Industrials UltraSector ProFund	1,000.00	1,042.50	14.02	2.73%
Internet UltraSector ProFund	1,000.00	896.60	13.35	2.80%
Mobile Telecommunications UltraSector ProFund	1,000.00	835.00	12.59	2.73%

26 :: Expense Examples (unaudited)

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period* 8/1/11 - 1/31/12	Annualized Expense Ratio During Period 8/1/11 - 1/31/12
Oil & Gas UltraSector ProFund	$1,000.00	$871.10	$13.59	2.89%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	744.70	12.67	2.89%
Pharmaceuticals UltraSector ProFund	1,000.00	1,103.30	14.43	2.73%
Precious Metals UltraSector ProFund	1,000.00	960.00	13.75	2.79%
Real Estate UltraSector ProFund	1,000.00	1,000.40	13.73	2.73%
Semiconductor UltraSector ProFund	1,000.00	1,102.90	14.43	2.73%
Technology UltraSector ProFund	1,000.00	1,054.20	14.20	2.75%
Telecommunications UltraSector ProFund	1,000.00	986.80	13.63	2.73%
Utilities UltraSector ProFund	1,000.00	1,070.60	14.21	2.73%
Short Oil & Gas ProFund	1,000.00	972.80	13.54	2.73%
Short Precious Metals ProFund	1,000.00	919.80	13.17	2.73%
Short Real Estate ProFund	1,000.00	894.80	13.00	2.73%
U.S. Government Plus ProFund	1,000.00	1,331.30	14.59	2.49%
Rising Rates Opportunity 10 ProFund	1,000.00	882.00	13.34	2.82%
Rising Rates Opportunity ProFund	1,000.00	690.00	11.55	2.72%
Rising U.S. Dollar ProFund	1,000.00	1,051.00	13.35	2.59%
Falling U.S. Dollar ProFund	1,000.00	921.30	13.96	2.89%

*                   Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, mutiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (unaudited) :: 27

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period* 8/1/11 - 1/31/12	Annualized Expense Ratio During Period 8/1/11 - 1/31/12
Investor Class
Bull ProFund	$1,000.00	$1,015.99	$9.22	1.82%
Mid-Cap ProFund	1,000.00	1,015.74	9.48	1.87%
Small-Cap ProFund	1,000.00	1,016.44	8.77	1.73%
NASDAQ-100 ProFund	1,000.00	1,016.19	9.02	1.78%
Large-Cap Value ProFund	1,000.00	1,016.44	8.77	1.73%
Large-Cap Growth ProFund	1,000.00	1,016.44	8.77	1.73%
Mid-Cap Value ProFund	1,000.00	1,016.44	8.77	1.73%
Mid-Cap Growth ProFund	1,000.00	1,016.44	8.77	1.73%
Small-Cap Value ProFund	1,000.00	1,016.44	8.77	1.73%
Small-Cap Growth ProFund	1,000.00	1,016.44	8.77	1.73%
Europe 30 ProFund	1,000.00	1,015.99	9.22	1.82%
UltraBull ProFund	1,000.00	1,016.04	9.17	1.81%
UltraMid-Cap ProFund	1,000.00	1,015.33	9.88	1.95%
UltraSmall-Cap ProFund	1,000.00	1,015.69	9.53	1.88%
UltraDow 30 ProFund	1,000.00	1,016.34	8.87	1.75%
UltraNASDAQ-100 ProFund	1,000.00	1,016.24	8.97	1.77%
UltraInternational ProFund	1,000.00	1,014.53	10.68	2.11%
UltraEmerging Markets ProFund	1,000.00	1,015.38	9.83	1.94%
UltraLatin America ProFund	1,000.00	1,014.93	10.28	2.03%
UltraChina ProFund	1,000.00	1,016.44	8.77	1.73%
UltraJapan ProFund	1,000.00	1,016.44	8.77	1.73%
Bear ProFund	1,000.00	1,016.44	8.77	1.73%
Short Small-Cap ProFund	1,000.00	1,016.44	8.77	1.73%
Short NASDAQ-100 ProFund	1,000.00	1,016.44	8.77	1.73%
UltraBear ProFund	1,000.00	1,016.24	8.97	1.77%
UltraShort Mid-Cap ProFund	1,000.00	1,016.44	8.77	1.73%
UltraShort Small-Cap ProFund	1,000.00	1,016.44	8.77	1.73%
UltraShort Dow 30 ProFund	1,000.00	1,016.44	8.77	1.73%
UltraShort NASDAQ-100 ProFund	1,000.00	1,015.18	10.03	1.98%
UltraShort International ProFund	1,000.00	1,016.09	9.12	1.80%
UltraShort Emerging Markets ProFund	1,000.00	1,016.44	8.77	1.73%
UltraShort Latin America ProFund	1,000.00	1,016.44	8.77	1.73%
UltraShort China ProFund	1,000.00	1,016.44	8.77	1.73%
UltraShort Japan ProFund	1,000.00	1,016.44	8.77	1.73%
Banks UltraSector ProFund	1,000.00	1,016.44	8.77	1.73%
Basic Materials UltraSector ProFund	1,000.00	1,015.94	9.27	1.83%
Biotechnology UltraSector ProFund	1,000.00	1,016.44	8.77	1.73%
Consumer Goods UltraSector ProFund	1,000.00	1,016.44	8.77	1.73%
Consumer Services UltraSector ProFund	1,000.00	1,016.44	8.77	1.73%
Financials UltraSector ProFund	1,000.00	1,016.44	8.77	1.73%
Health Care UltraSector ProFund	1,000.00	1,016.44	8.77	1.73%
Industrials UltraSector ProFund	1,000.00	1,016.44	8.77	1.73%
Internet UltraSector ProFund	1,000.00	1,016.09	9.12	1.80%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,016.44	8.77	1.73%
Oil & Gas UltraSector ProFund	1,000.00	1,015.63	9.58	1.89%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,015.63	9.58	1.89%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.44	8.77	1.73%
Precious Metals UltraSector ProFund	1,000.00	1,016.14	9.07	1.79%
Real Estate UltraSector ProFund	1,000.00	1,016.44	8.77	1.73%
Semiconductor UltraSector ProFund	1,000.00	1,016.44	8.77	1.73%
Technology UltraSector ProFund	1,000.00	1,016.34	8.87	1.75%
Telecommunications UltraSector ProFund	1,000.00	1,016.44	8.77	1.73%
Utilities UltraSector ProFund	1,000.00	1,016.44	8.77	1.73%
Short Oil & Gas ProFund	1,000.00	1,016.44	8.77	1.73%
Short Precious Metals ProFund	1,000.00	1,016.44	8.77	1.73%

28 :: Expense Examples (unaudited)

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period* 8/1/11 - 1/31/12	Annualized Expense Ratio During Period 8/1/11 - 1/31/12
Short Real Estate ProFund	$1,000.00	$1,016.44	$8.77	1.73%
U.S. Government Plus ProFund	1,000.00	1,017.60	7.61	1.50%
Rising Rates Opportunity 10 ProFund	1,000.00	1,015.99	9.22	1.82%
Rising Rates Opportunity ProFund	1,000.00	1,016.49	8.72	1.72%
Rising U.S. Dollar ProFund	1,000.00	1,017.14	8.06	1.59%
Falling U.S. Dollar ProFund	1,000.00	1,015.53	9.68	1.91%

Service Class
Bull ProFund	1,000.00	1,010.96	14.25	2.82%
Mid-Cap ProFund	1,000.00	1,010.71	14.51	2.87%
Small-Cap ProFund	1,000.00	1,011.41	13.80	2.73%
NASDAQ-100 ProFund	1,000.00	1,011.16	14.05	2.78%
Large-Cap Value ProFund	1,000.00	1,011.41	13.80	2.73%
Large-Cap Growth ProFund	1,000.00	1,011.41	13.80	2.73%
Mid-Cap Value ProFund	1,000.00	1,011.41	13.80	2.73%
Mid-Cap Growth ProFund	1,000.00	1,011.41	13.80	2.73%
Small-Cap Value ProFund	1,000.00	1,011.41	13.80	2.73%
Small-Cap Growth ProFund	1,000.00	1,011.41	13.80	2.73%
Europe 30 ProFund	1,000.00	1,010.96	14.25	2.82%
UltraBull ProFund	1,000.00	1,011.01	14.20	2.81%
UltraMid-Cap ProFund	1,000.00	1,010.31	14.91	2.95%
UltraSmall-Cap ProFund	1,000.00	1,010.66	14.56	2.88%
UltraDow 30 ProFund	1,000.00	1,011.31	13.90	2.75%
UltraNASDAQ-100 ProFund	1,000.00	1,011.21	14.00	2.77%
UltraInternational ProFund	1,000.00	1,009.50	15.71	3.11%
UltraEmerging Markets ProFund	1,000.00	1,010.36	14.86	2.94%
UltraLatin America ProFund	1,000.00	1,009.90	15.31	3.03%
UltraChina ProFund	1,000.00	1,011.41	13.80	2.73%
UltraJapan ProFund	1,000.00	1,011.46	13.75	2.72%
Bear ProFund	1,000.00	1,011.46	13.75	2.72%
Short Small-Cap ProFund	1,000.00	1,011.41	13.80	2.73%
Short NASDAQ-100 ProFund	1,000.00	1,011.41	13.80	2.73%
UltraBear ProFund	1,000.00	1,011.21	14.00	2.77%
UltraShort Mid-Cap ProFund	1,000.00	1,011.41	13.80	2.73%
UltraShort Small-Cap ProFund	1,000.00	1,011.41	13.80	2.73%
UltraShort Dow 30 ProFund	1,000.00	1,011.41	13.80	2.73%
UltraShort NASDAQ-100 ProFund	1,000.00	1,010.16	15.06	2.98%
UltraShort International ProFund	1,000.00	1,011.06	14.15	2.80%
UltraShort Emerging Markets ProFund	1,000.00	1,011.41	13.80	2.73%
UltraShort Latin America ProFund	1,000.00	1,011.41	13.80	2.73%
UltraShort China ProFund	1,000.00	1,011.41	13.80	2.73%
UltraShort Japan ProFund	1,000.00	1,011.41	13.80	2.73%
Banks UltraSector ProFund	1,000.00	1,011.41	13.80	2.73%
Basic Materials UltraSector ProFund	1,000.00	1,010.91	14.30	2.83%
Biotechnology UltraSector ProFund	1,000.00	1,011.41	13.80	2.73%
Consumer Goods UltraSector ProFund	1,000.00	1,011.41	13.80	2.73%
Consumer Services UltraSector ProFund	1,000.00	1,011.41	13.80	2.73%
Financials UltraSector ProFund	1,000.00	1,011.41	13.80	2.73%
Health Care UltraSector ProFund	1,000.00	1,011.41	13.80	2.73%
Industrials UltraSector ProFund	1,000.00	1,011.41	13.80	2.73%
Internet UltraSector ProFund	1,000.00	1,011.06	14.15	2.80%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,011.41	13.80	2.73%
Oil & Gas UltraSector ProFund	1,000.00	1,010.61	14.61	2.89%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,010.61	14.61	2.89%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.41	13.80	2.73%
Precious Metals UltraSector ProFund	1,000.00	1,011.11	14.10	2.79%
Real Estate UltraSector ProFund	1,000.00	1,011.41	13.80	2.73%
Semiconductor UltraSector ProFund	1,000.00	1,011.41	13.80	2.73%
Technology UltraSector ProFund	1,000.00	1,011.31	13.90	2.75%
Telecommunications UltraSector ProFund	1,000.00	1,011.41	13.80	2.73%
Utilities UltraSector ProFund	1,000.00	1,011.41	13.80	2.73%
Short Oil & Gas ProFund	1,000.00	1,011.41	13.80	2.73%

Expense Examples (unaudited) :: 29

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period* 8/1/11 - 1/31/12	Annualized Expense Ratio During Period 8/1/11 - 1/31/12
Short Precious Metals ProFund	$1,000.00	$1,011.41	$13.80	2.73%
Short Real Estate ProFund	1,000.00	1,011.41	13.80	2.73%
U.S. Government Plus ProFund	1,000.00	1,012.62	12.60	2.49%
Rising Rates Opportunity 10 ProFund	1,000.00	1,010.96	14.25	2.82%
Rising Rates Opportunity ProFund	1,000.00	1,011.46	13.75	2.72%
Rising U.S. Dollar ProFund	1,000.00	1,012.12	13.10	2.59%
Falling U.S. Dollar ProFund	1,000.00	1,010.61	14.61	2.89%

*                   Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, mutiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

This Page Intentionally Left Blank

Schedules of Portfolio Investments

32 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (16.1%)

	Percentage of Net Assets	Shares	Value
3M Co.^ (Miscellaneous Manufacturing)	0.1%	770	$66,767
Abbott Laboratories (Pharmaceuticals)	0.1%	1,722	93,246
Altria Group, Inc. (Agriculture)	0.1%	2,282	64,809
Amazon.com, Inc.* (Internet)	0.1%	406	78,943
Amgen, Inc. (Biotechnology)	0.1%	882	59,897
Apple Computer, Inc.* (Computers)	0.6%	1,036	472,913
AT&T, Inc. (Telecommunications)	0.3%	6,566	193,106
Bank of America Corp. (Banks)	0.1%	11,228	80,056
Berkshire Hathaway, Inc.— Class B* (Insurance)	0.2%	1,946	152,508
Boeing Co. (Aerospace/Defense)	0.1%	826	61,273
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.1%	1,876	60,482
Caterpillar, Inc. (Machinery-Construction & Mining)	0.1%	714	77,912
Chevron Corp. (Oil & Gas)	0.3%	2,212	228,013
Cisco Systems, Inc. (Telecommunications)	0.2%	5,950	116,798
Citigroup, Inc. (Banks)	0.1%	3,234	99,348
Coca-Cola Co. (Beverages)	0.2%	2,520	170,176
Comcast Corp.—Class A (Media)	0.1%	3,024	80,408
ConocoPhillips (Oil & Gas)	0.1%	1,470	100,269
CVS Caremark Corp. (Retail)	0.1%	1,442	60,203
Exxon Mobil Corp. (Oil & Gas)	0.6%	5,306	444,324
General Electric Co. (Miscellaneous Manufacturing)	0.3%	11,690	218,720
Google, Inc.—Class A* (Internet)	0.2%	280	162,431
Hewlett-Packard Co. (Computers)	0.1%	2,198	61,500
Intel Corp. (Semiconductors)	0.2%	5,642	149,062
International Business Machines Corp. (Computers)	0.3%	1,302	250,765
J.P. Morgan Chase & Co. (Banks)	0.2%	4,214	157,182
Johnson & Johnson (Healthcare-Products)	0.3%	3,024	199,312
Kraft Foods, Inc. (Food)	0.1%	1,960	75,068
McDonald’s Corp. (Retail)	0.2%	1,134	112,323
Merck & Co., Inc. (Pharmaceuticals)	0.2%	3,374	129,089
Microsoft Corp. (Software)	0.3%	8,302	245,158
Occidental Petroleum Corp. (Oil & Gas)	0.1%	896	89,394
Oracle Corp. (Software)	0.2%	4,354	122,783
PepsiCo, Inc. (Beverages)	0.2%	1,736	114,003
Pfizer, Inc. (Pharmaceuticals)	0.2%	8,512	182,157
Philip Morris International, Inc. (Agriculture)	0.2%	1,918	143,409
Procter & Gamble Co. (Cosmetics/Personal Care)	0.3%	3,052	192,398
Qualcomm, Inc. (Telecommunications)	0.2%	1,862	109,523
Schlumberger, Ltd. (Oil & Gas Services)	0.2%	1,484	111,552
The Goldman Sachs Group, Inc. (Banks)	0.1%	546	60,863
The Home Depot, Inc. (Retail)	0.1%	1,708	75,818
Union Pacific Corp. (Transportation)	0.1%	532	60,813
United Parcel Service, Inc.— Class B (Transportation)	0.1%	1,064	80,492
United Technologies Corp. (Aerospace/Defense)	0.1%	1,008	78,977
UnitedHealth Group, Inc. (Healthcare-Services)	0.1%	1,176	60,905
Verizon Communications, Inc. (Telecommunications)	0.2%	3,136	118,102
Wal-Mart Stores, Inc. (Retail)	0.2%	1,932	118,548
Walt Disney Co. (Media)	0.1%	1,988	77,333
Wells Fargo & Co. (Banks)	0.2%	5,838	170,528
Other Common Stocks(a)	7.1%	180,769	6,659,278
TOTAL COMMON STOCKS (Cost $5,336,448)			13,148,937

Rights/Warrants(NM)

Other Common Stocks	—	(b)	1
TOTAL RIGHTS/WARRANTS (Cost $4)			1

Repurchase Agreements(c)(d) (80.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $65,758,235	$65,758,000	$65,758,000
TOTAL REPURCHASE AGREEMENTS (Cost $65,758,000)		65,758,000
TOTAL INVESTMENT SECURITIES (Cost $71,094,452)—96.1%		78,906,938
Net other assets (liabilities)—3.9%		3,243,169
NET ASSETS—100.0%		$82,150,107

^                         All or a portion of this security is designated on the Bull ProFund’s records as collateral for when-issued securities.

*                        Non-income producing security

(a)                   Contains a security purchased on a when-issued basis.

(b)                  Number of shares is less than 0.50.

(c)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $7,362,000.

(d)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 33

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $13,341,600)	204	$151,404

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$26,939,653	$(87,100)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	28,726,056	(85,607)
		$(172,707)

Bull ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$19,254	NM
Aerospace/Defense	261,884	0.3%
Agriculture	260,828	0.3%
Airlines	8,315	NM
Apparel	88,302	0.1%
Auto Manufacturers	69,664	0.1%
Auto Parts & Equipment	36,879	NM
Banks	865,993	1.2%
Beverages	331,981	0.4%
Biotechnology	176,721	0.2%
Building Materials	4,731	NM
Chemicals	312,399	0.4%
Coal	23,823	NM
Commercial Services	204,576	0.2%
Computers	991,164	1.5%
Cosmetics/Personal Care	263,718	0.3%
Distribution/Wholesale	39,098	NM
Diversified Financial Services	219,222	0.3%
Electric	421,987	0.5%
Electrical Components & Equipment	45,793	0.1%
Electronics	84,682	0.1%
Energy-Alternate Sources	2,960	NM
Engineering & Construction	16,502	NM
Entertainment	5,352	NM
Environmental Control	36,001	NM
Food	265,485	0.3%
Forest Products & Paper	28,087	NM
Gas	36,158	NM
Hand/Machine Tools	16,729	NM
Healthcare-Products	450,502	0.5%
Healthcare-Services	169,656	0.2%
Holding Companies-Diversified	6,218	NM
Home Builders	11,014	NM
Home Furnishings	8,108	NM
Household Products/Wares	43,710	0.1%
Housewares	5,947	NM
Insurance	472,848	0.6%
Internet	382,718	0.5%
Iron/Steel	36,432	NM
Leisure Time	26,357	NM
Lodging	37,898	NM
Machinery-Construction & Mining	88,069	0.1%
Machinery-Diversified	95,704	0.1%
Media	400,208	0.5%
Metal Fabricate/Hardware	25,207	NM
Mining	101,683	0.1%
Miscellaneous Manufacturing	509,117	0.6%
Office/Business Equipment	16,184	NM
Oil & Gas	1,242,646	1.6%
Oil & Gas Services	236,175	0.3%
Packaging & Containers	18,655	NM
Pharmaceuticals	696,735	0.9%
Pipelines	73,709	0.1%
REIT	263,427	0.3%
Real Estate	7,025	NM
Retail	813,977	1.1%
Savings & Loans	8,963	NM
Semiconductors	322,945	0.4%
Software	510,266	0.6%
Telecommunications	654,633	0.9%
Textiles	4,668	NM
Toys/Games/Hobbies	16,117	NM
Transportation	253,129	0.3%
Other**	69,001,169	83.9%
Total	$82,150,107	100.0%

**                                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to the financial statements.

34 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (35.2%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	510	$13,571
ACI Worldwide, Inc.* (Software)	204	6,198
Acuity Brands, Inc. (Electrical Components & Equipment)	255	14,849
Acxiom Corp.* (Software)	510	6,997
ADTRAN, Inc. (Telecommunications)	408	14,129
Advance Auto Parts, Inc. (Retail)	459	35,178
Advent Software, Inc.* (Software)	204	5,355
Aecom Technology Corp.* (Engineering & Construction)	765	17,511
Aeropostale, Inc.* (Retail)	561	9,184
Affiliated Managers Group, Inc.* (Diversified Financial Services)	357	35,882
AGCO Corp.* (Machinery-Diversified)	663	33,767
Alaska Air Group, Inc.* (Airlines)	255	19,413
Albemarle Corp. (Chemicals)	612	39,358
Alexander & Baldwin, Inc. (Transportation)	255	12,062
Alexandria Real Estate Equities, Inc. (REIT)	408	29,543
Alliance Data Systems Corp.* (Commercial Services)	357	39,556
Alliant Energy Corp. (Electric)	714	30,266
Alliant Techsystems, Inc. (Aerospace/Defense)	204	12,120
Allscripts Healthcare Solutions, Inc.* (Software)	1,275	24,378
AMC Networks, Inc.—Class A* (Media)	357	15,265
American Campus Communities, Inc. (REIT)	459	19,645
American Eagle Outfitters, Inc. (Retail)	1,275	17,965
American Financial Group, Inc. (Insurance)	510	18,702
American Greetings Corp.—Class A (Household Products/Wares)	255	3,664
AMERIGROUP Corp.* (Healthcare-Services)	306	20,811
Ametek, Inc. (Electrical Components & Equipment)	1,071	50,337
ANN, Inc.* (Retail)	357	8,661
ANSYS, Inc.* (Software)	612	37,020
AOL, Inc.* (Internet)	663	10,747
Apollo Investment Corp. (Investment Companies)	1,326	10,223
AptarGroup, Inc. (Miscellaneous Manufacturing)	459	24,061
Aqua America, Inc. (Water)	918	20,251
Arch Coal, Inc. (Coal)	1,428	20,606
Arrow Electronics, Inc.* (Electronics)	765	31,587
Arthur J. Gallagher & Co. (Insurance)	765	25,505
Ascena Retail Group, Inc.* (Retail)	459	16,235
Ashland, Inc. (Chemicals)	510	32,161
Aspen Insurance Holdings, Ltd. (Insurance)	459	12,191
Associated Banc-Corp. (Banks)	1,173	14,616
Astoria Financial Corp. (Savings & Loans)	561	4,673
Atmel Corp.* (Semiconductors)	3,060	29,713
Atmos Energy Corp. (Gas)	612	19,835
Atwood Oceanics, Inc.* (Oil & Gas)	357	16,415
Avnet, Inc.* (Electronics)	969	33,789
Bally Technologies, Inc.* (Entertainment)	306	12,919
BancorpSouth, Inc. (Banks)	459	5,155
Bank of Hawaii Corp. (Banks)	306	13,990
Barnes & Noble, Inc.* (Retail)	255	3,078
BE Aerospace, Inc.* (Aerospace/Defense)	663	27,979
Bill Barrett Corp.* (Oil & Gas)	306	8,452
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	153	15,539
Black Hills Corp. (Electric)	255	8,609
Bob Evans Farms, Inc. (Retail)	204	7,207
BRE Properties, Inc.—Class A (REIT)	510	26,428
Brinker International, Inc. (Retail)	510	13,183
Broadridge Financial Solutions, Inc. (Software)	816	19,560
Brown & Brown, Inc. (Insurance)	765	17,427
Cabot Corp. (Chemicals)	408	14,770
Cadence Design Systems, Inc.* (Computers)	1,785	18,850
Camden Property Trust (REIT)	459	29,605
CARBO Ceramics, Inc. (Oil & Gas Services)	153	14,879
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	408	19,474
Carpenter Technology Corp. (Iron/Steel)	306	16,059
Carter’s, Inc.* (Apparel)	357	14,965
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	357	19,549
Cathay Bancorp, Inc. (Banks)	510	8,027
Charles River Laboratories International, Inc.* (Biotechnology)	306	10,334
Chico’s FAS, Inc. (Retail)	1,122	12,836
Church & Dwight, Inc. (Household Products/Wares)	969	43,964
Ciena Corp.* (Telecommunications)	663	9,647
Cimarex Energy Co. (Oil & Gas)	561	32,751
City National Corp. (Banks)	306	14,039
Clarcor, Inc. (Miscellaneous Manufacturing)	357	18,353
Clean Harbors, Inc.* (Environmental Control)	306	19,416
Cleco Corp. (Electric)	408	16,222
Collective Brands, Inc.* (Retail)	408	6,797
Commerce Bancshares, Inc. (Banks)	510	19,798
Commercial Metals Co. (Metal Fabricate/Hardware)	765	10,970
Community Health Systems, Inc.* (Healthcare-Services)	612	11,444
Compass Minerals International, Inc. (Mining)	204	14,906
Compuware Corp.* (Software)	1,479	11,595
Comstock Resources, Inc.* (Oil & Gas)	306	3,684
Con-way, Inc. (Transportation)	357	11,331
Concur Technologies, Inc.* (Software)	306	16,019
Convergys Corp.* (Commercial Services)	816	10,861
Copart, Inc.* (Retail)	357	16,793
CoreLogic, Inc.* (Commercial Services)	714	10,139
Corn Products International, Inc. (Food)	510	28,300
Corporate Office Properties Trust (REIT)	459	11,122
Corrections Corp. of America* (Commercial Services)	663	15,600
Covance, Inc.* (Healthcare-Services)	408	17,874
Crane Co. (Miscellaneous Manufacturing)	306	14,688
Cree, Inc.* (Semiconductors)	765	19,454
Cullen/Frost Bankers, Inc. (Banks)	408	22,713
Cypress Semiconductor Corp. (Semiconductors)	1,020	17,539
Cytec Industries, Inc. (Chemicals)	306	15,257
Deckers Outdoor Corp.* (Apparel)	255	20,617
Deluxe Corp. (Commercial Services)	357	9,128
Dick’s Sporting Goods, Inc. (Retail)	663	27,322
Diebold, Inc. (Computers)	408	12,930
Domtar Corp. (Forest Products & Paper)	255	22,027
Donaldson Co., Inc. (Miscellaneous Manufacturing)	510	36,873
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	459	8,147
Dresser-Rand Group, Inc.* (Oil & Gas Services)	510	26,127
Dril-Quip, Inc.* (Oil & Gas Services)	204	13,458
DST Systems, Inc. (Computers)	204	9,957

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 35

Common Stocks, continued

	Shares	Value
Duke Realty Corp. (REIT)	1,683	$22,535
East West Bancorp, Inc. (Banks)	969	21,279
Eaton Vance Corp. (Diversified Financial Services)	765	19,653
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	765	28,435
Energen Corp. (Oil & Gas)	459	22,110
Energizer Holdings, Inc.* (Electrical Components & Equipment)	459	35,398
Equinix, Inc.* (Internet)	306	36,708
Equity One, Inc. (REIT)	408	7,691
Essex Property Trust, Inc. (REIT)	204	29,376
Esterline Technologies Corp.* (Aerospace/Defense)	204	12,475
Everest Re Group, Ltd. (Insurance)	357	30,488
Exelis, Inc. (Aerospace/Defense)	1,224	12,228
FactSet Research Systems, Inc. (Media)	306	27,026
Fair Isaac Corp. (Software)	255	9,241
Fairchild Semiconductor International, Inc.* (Semiconductors)	816	11,408
Federal Realty Investment Trust (REIT)	408	38,540
Fidelity National Title Group, Inc.—Class A (Insurance)	1,479	26,903
First American Financial Corp. (Insurance)	714	10,581
First Niagara Financial Group, Inc. (Savings & Loans)	2,295	21,963
FirstMerit Corp. (Banks)	714	11,203
Flowers Foods, Inc. (Food)	765	14,803
Foot Locker, Inc. (Retail)	1,020	26,765
Forest Oil Corp.* (Oil & Gas)	765	9,945
Fortune Brands Home & Security, Inc.* (Building Materials)	1,020	18,941
Fossil, Inc.* (Distribution/Wholesale)	357	33,933
FTI Consulting, Inc.* (Commercial Services)	255	10,919
Fulton Financial Corp. (Banks)	1,326	12,319
Gardner Denver, Inc. (Machinery-Diversified)	357	26,632
Gartner Group, Inc.* (Commercial Services)	612	23,201
GATX Corp. (Trucking & Leasing)	306	13,140
Gen-Probe, Inc.* (Healthcare-Products)	306	20,481
General Cable Corp.* (Electrical Components & Equipment)	357	11,017
Gentex Corp. (Electronics)	969	26,037
Global Payments, Inc. (Commercial Services)	510	25,510
Graco, Inc. (Machinery-Diversified)	408	18,760
Granite Construction, Inc. (Engineering & Construction)	255	6,791
Great Plains Energy, Inc. (Electric)	918	18,929
Green Mountain Coffee Roasters, Inc.* (Beverages)	867	46,246
Greenhill & Co., Inc. (Diversified Financial Services)	204	9,498
Greif, Inc.—Class A (Packaging & Containers)	204	9,884
GUESS?, Inc. (Retail)	459	13,770
Hancock Holding Co. (Banks)	561	18,625
Hanesbrands, Inc.* (Apparel)	663	16,310
Hanover Insurance Group, Inc. (Insurance)	306	11,126
Harsco Corp. (Miscellaneous Manufacturing)	561	12,471
Hawaiian Electric Industries, Inc. (Electric)	612	15,881
HCC Insurance Holdings, Inc. (Insurance)	765	21,236
Health Management Associates, Inc.—Class A* (Healthcare-Services)	1,683	10,788
Health Net, Inc.* (Healthcare-Services)	561	21,172
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	714	11,745
Henry Schein, Inc.* (Healthcare-Products)	612	43,385
Herman Miller, Inc. (Office Furnishings)	408	8,617
Highwoods Properties, Inc. (REIT)	459	15,188
Hill-Rom Holdings, Inc. (Healthcare-Products)	408	13,468
HMS Holdings Corp.* (Commercial Services)	561	18,519
HNI Corp. (Office Furnishings)	306	8,302
HollyFrontier Corp. (Oil & Gas)	1,377	40,401
Hologic, Inc.* (Healthcare-Products)	1,734	35,356
Home Properties, Inc. (REIT)	306	18,231
Hospitality Properties Trust (REIT)	816	19,772
HSN, Inc. (Retail)	255	9,101
Hubbell, Inc.—Class B (Electrical Components & Equipment)	408	29,360
Huntington Ingalls Industries, Inc.* (Shipbuilding)	306	11,530
IDACORP, Inc. (Electric)	306	12,898
IDEX Corp. (Machinery-Diversified)	561	22,732
IDEXX Laboratories, Inc.* (Healthcare-Products)	357	30,199
Informatica Corp.* (Software)	714	30,202
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,020	19,360
Integrated Device Technology, Inc.* (Semiconductors)	918	5,820
International Bancshares Corp. (Banks)	357	6,862
International Rectifier Corp.* (Semiconductors)	459	10,465
International Speedway Corp.—Class A (Entertainment)	204	5,261
Intersil Corp.—Class A (Semiconductors)	816	9,188
Intrepid Potash, Inc.* (Chemicals)	357	8,529
Itron, Inc.* (Electronics)	255	9,891
ITT Corp. (Miscellaneous Manufacturing)	612	13,305
ITT Educational Services, Inc.* (Commercial Services)	153	10,078
J.B. Hunt Transport Services, Inc. (Transportation)	612	31,255
Jack Henry & Associates, Inc. (Computers)	561	19,186
Janus Capital Group, Inc. (Diversified Financial Services)	1,224	9,633
Jefferies Group, Inc. (Diversified Financial Services)	969	14,738
JetBlue Airways Corp.* (Airlines)	1,377	8,166
John Wiley & Sons, Inc. (Media)	306	13,889
Jones Lang LaSalle, Inc. (Real Estate)	306	24,101
Kansas City Southern Industries, Inc.* (Transportation)	714	49,009
KB Home (Home Builders)	459	4,140
KBR, Inc. (Engineering & Construction)	969	31,144
Kemper Corp. (Insurance)	357	10,628
Kennametal, Inc. (Hand/Machine Tools)	510	21,986
Kirby Corp.* (Transportation)	357	23,837
Korn/Ferry International* (Commercial Services)	306	5,028
Lam Research Corp.* (Semiconductors)	816	34,753
Lamar Advertising Co.—Class A* (Advertising)	408	11,673
Lancaster Colony Corp. (Food)	153	10,632
Landstar System, Inc. (Transportation)	306	15,652
Lender Processing Services, Inc. (Commercial Services)	561	9,329
Lennox International, Inc. (Building Materials)	357	12,923

See accompanying notes to the financial statements.

36 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
Liberty Property Trust (REIT)	765	$25,467
Life Time Fitness, Inc.* (Leisure Time)	306	15,037
LifePoint Hospitals, Inc.* (Healthcare-Services)	306	12,298
Lincare Holdings, Inc. (Healthcare-Services)	612	15,722
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	561	24,095
LKQ Corp.* (Distribution/Wholesale)	969	31,589
Louisiana-Pacific Corp.* (Building Materials)	918	7,821
M.D.C. Holdings, Inc. (Home Builders)	255	5,054
Mack-Cali Realty Corp. (REIT)	561	16,134
Manpower, Inc. (Commercial Services)	561	22,502
ManTech International Corp.—Class A (Software)	153	5,378
Martin Marietta Materials (Building Materials)	306	25,248
Masimo Corp.* (Healthcare-Products)	408	8,731
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	204	6,724
MDU Resources Group, Inc. (Electric)	1,275	27,259
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	408	13,501
Mednax, Inc.* (Healthcare-Services)	306	21,793
MEMC Electronic Materials, Inc.* (Semiconductors)	1,530	6,992
Mentor Graphics Corp.* (Computers)	612	8,488
Mercury General Corp. (Insurance)	255	11,144
Meredith Corp. (Media)	255	8,030
Mettler Toledo International, Inc.* (Electronics)	204	35,802
Micros Systems, Inc.* (Computers)	510	25,352
Mine Safety Appliances Co. (Environmental Control)	204	6,965
Minerals Technologies, Inc. (Chemicals)	102	6,472
Mohawk Industries, Inc.* (Textiles)	357	21,834
Monster Beverage Corp.* (Beverages)	510	53,300
Monster Worldwide, Inc.* (Commercial Services)	867	6,242
MSC Industrial Direct Co.—Class A (Retail)	306	23,262
MSCI, Inc.—Class A* (Software)	816	26,585
National Fuel Gas Co. (Gas)	561	28,207
National Instruments Corp. (Electronics)	612	16,469
National Retail Properties, Inc. (REIT)	663	17,908
NCR Corp.* (Computers)	1,020	19,105
NeuStar, Inc.* (Telecommunications)	459	16,758
New York Community Bancorp (Savings & Loans)	2,907	36,890
NewMarket Corp. (Chemicals)	51	11,026
Nordson Corp. (Machinery-Diversified)	408	18,499
Northern Oil and Gas, Inc.* (Oil & Gas)	408	10,200
NSTAR (Electric)	663	29,789
NV Energy, Inc. (Electric)	1,581	25,612
NVR, Inc.* (Home Builders)	51	35,356
Oceaneering International, Inc. (Oil & Gas Services)	714	34,693
Office Depot, Inc.* (Retail)	1,887	5,152
OGE Energy Corp. (Electric)	663	35,046
Oil States International, Inc.* (Oil & Gas Services)	357	28,449
Old Republic International Corp. (Insurance)	1,683	16,628
Olin Corp. (Chemicals)	510	11,322
OMEGA Healthcare Investors, Inc. (REIT)	663	13,817
Omnicare, Inc. (Pharmaceuticals)	765	25,115
Oshkosh Truck Corp.* (Auto Manufacturers)	612	14,859
Owens & Minor, Inc. (Distribution/Wholesale)	408	12,407
Packaging Corp. of America (Packaging & Containers)	663	18,657
Panera Bread Co.—Class A* (Retail)	204	30,243
Parametric Technology Corp.* (Software)	765	19,255
Patriot Coal Corp.* (Coal)	612	4,651
Patterson-UTI Energy, Inc. (Oil & Gas)	1,020	19,247
Pentair, Inc. (Miscellaneous Manufacturing)	663	24,412
PetSmart, Inc. (Retail)	765	40,713
Plains Exploration & Production Co.* (Oil & Gas)	918	34,627
Plantronics, Inc. (Telecommunications)	306	11,395
PNM Resources, Inc. (Electric)	510	9,083
Polaris Industries, Inc. (Leisure Time)	459	29,560
Polycom, Inc.* (Telecommunications)	1,173	23,401
Potlatch Corp. (REIT)	255	7,783
Prosperity Bancshares, Inc. (Banks)	306	12,702
Protective Life Corp. (Insurance)	561	14,031
PVH Corp. (Retail)	459	35,430
QLogic Corp.* (Semiconductors)	663	11,483
Quest Software, Inc.* (Software)	357	7,265
Questar Corp. (Gas)	1,173	22,615
Quicksilver Resources, Inc.* (Oil & Gas)	816	4,088
Rackspace Hosting, Inc.* (Internet)	663	28,781
RadioShack Corp. (Retail)	663	4,760
Ralcorp Holdings, Inc.* (Food)	357	31,220
Raymond James Financial Corp. (Diversified Financial Services)	663	23,205
Rayonier, Inc. (REIT)	816	37,316
Realty Income Corp. (REIT)	867	31,559
Regal-Beloit Corp. (Hand/Machine Tools)	255	14,476
Regency Centers Corp. (REIT)	612	25,288
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	510	46,339
Regis Corp. (Retail)	408	6,993
Reinsurance Group of America, Inc. (Insurance)	510	27,790
Reliance Steel & Aluminum Co. (Iron/Steel)	510	27,132
Rent-A-Center, Inc. (Commercial Services)	408	13,799
ResMed, Inc.* (Healthcare-Products)	969	28,130
RF Micro Devices, Inc.* (Telecommunications)	1,836	9,162
Riverbed Technology, Inc.* (Computers)	1,020	24,419
Rock-Tenn Co.—Class A (Packaging & Containers)	459	28,394
Rollins, Inc. (Commercial Services)	408	8,727
Rovi Corp.* (Semiconductors)	714	22,912
RPM, Inc. (Chemicals)	867	21,701
Ruddick Corp. (Food)	306	12,344
Saks, Inc.* (Retail)	1,071	10,689
Scholastic Corp. (Media)	153	4,515
Scientific Games Corp.—Class A* (Entertainment)	408	4,566
SEI Investments Co. (Commercial Services)	969	17,801
Semtech Corp.* (Semiconductors)	459	13,081
Senior Housing Properties Trust (REIT)	1,071	24,290
Sensient Technologies Corp. (Chemicals)	357	14,144
Service Corp. International (Commercial Services)	1,530	16,983
Shaw Group, Inc.* (Engineering & Construction)	408	11,073
Signature Bank* (Banks)	306	17,794
Signet Jewelers, Ltd. (Retail)	561	25,570
Silgan Holdings, Inc. (Packaging & Containers)	306	12,717
Silicon Laboratories, Inc.* (Semiconductors)	255	11,179
Skyworks Solutions, Inc.* (Semiconductors)	1,224	26,414

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 37

Common Stocks, continued

	Shares	Value
SL Green Realty Corp. (REIT)	561	$41,250
SM Energy Co. (Oil & Gas)	408	29,613
Smithfield Foods, Inc.* (Food)	1,071	23,915
Solera Holdings, Inc. (Software)	459	21,926
Sonoco Products Co. (Packaging & Containers)	663	20,752
Sotheby’s—Class A (Commercial Services)	459	15,390
Southern Union Co. (Gas)	816	35,390
SPX Corp. (Miscellaneous Manufacturing)	357	24,858
StanCorp Financial Group, Inc. (Insurance)	306	11,830
Steel Dynamics, Inc. (Iron/Steel)	1,428	22,777
STERIS Corp. (Healthcare-Products)	408	12,273
Strayer Education, Inc. (Commercial Services)	102	11,098
Superior Energy Services, Inc.* (Oil & Gas Services)	510	14,540
SVB Financial Group* (Banks)	306	17,760
Synopsys, Inc.* (Computers)	969	28,275
Synovus Financial Corp. (Banks)	5,202	9,051
Taubman Centers, Inc. (REIT)	408	27,348
TCF Financial Corp. (Banks)	1,071	10,753
Tech Data Corp.* (Electronics)	255	13,240
Techne Corp. (Healthcare-Products)	255	17,404
Teleflex, Inc. (Healthcare-Products)	255	15,603
Telephone & Data Systems, Inc. (Telecommunications)	612	16,102
Tellabs, Inc. (Telecommunications)	2,499	9,496
Temple-Inland, Inc. (Packaging & Containers)	714	22,769
Terex Corp.* (Machinery-Construction & Mining)	714	14,137
The Brink’s Co. (Miscellaneous Manufacturing)	306	8,626
The Cheesecake Factory, Inc.* (Retail)	357	10,560
The Cooper Cos., Inc. (Healthcare-Products)	306	22,075
The Corporate Executive Board Co. (Commercial Services)	204	8,023
The Macerich Co. (REIT)	867	47,078
The New York Times Co.—Class A* (Media)	816	6,079
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	306	14,492
The Timken Co. (Metal Fabricate/Hardware)	561	27,394
The Valspar Corp. (Chemicals)	612	26,463
The Warnaco Group, Inc.* (Apparel)	255	14,854
The Wendy’s Co. (Retail)	1,938	9,089
Thomas & Betts Corp.* (Electronics)	357	25,486
Thor Industries, Inc. (Home Builders)	306	9,382
Thoratec Corp.* (Healthcare-Products)	408	11,995
Tibco Software, Inc.* (Internet)	1,071	27,921
Tidewater, Inc. (Transportation)	357	19,224
Toll Brothers, Inc.* (Home Builders)	969	21,134
Tootsie Roll Industries, Inc. (Food)	153	3,709
Towers Watson & Co.—Class A (Commercial Services)	357	21,349
Tractor Supply Co. (Retail)	459	37,073
Transatlantic Holdings, Inc. (Insurance)	357	19,796
Trimble Navigation, Ltd.* (Electronics)	816	38,213
Trinity Industries, Inc. (Miscellaneous Manufacturing)	510	16,045
Triumph Group, Inc. (Aerospace/Defense)	306	19,146
Trustmark Corp. (Banks)	408	9,617
Tupperware Corp. (Household Products/Wares)	357	22,434
tw telecom, Inc.* (Telecommunications)	969	19,525
UDR, Inc. (REIT)	1,479	38,484
UGI Corp. (Gas)	765	20,586
Under Armour, Inc.—Class A* (Apparel)	255	20,303
Unit Corp.* (Oil & Gas)	255	11,539
United Rentals, Inc.* (Commercial Services)	408	15,602
United Therapeutics Corp.* (Biotechnology)	357	17,557
Universal Corp. (Agriculture)	153	6,867
Universal Health Services, Inc.—Class B (Healthcare-Services)	663	27,375
URS Corp.* (Engineering & Construction)	510	20,986
UTI Worldwide, Inc. (Transportation)	663	9,872
Valassis Communications, Inc.* (Commercial Services)	306	6,962
Valley National Bancorp (Banks)	1,275	15,198
Valmont Industries, Inc. (Metal Fabricate/Hardware)	153	16,051
ValueClick, Inc.* (Internet)	561	9,784
VCA Antech, Inc.* (Pharmaceuticals)	561	12,555
Vectren Corp. (Gas)	561	16,039
VeriFone Systems, Inc.* (Software)	714	30,488
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,377	50,880
Vishay Intertechnology, Inc.* (Electronics)	1,020	12,526
W.R. Berkley Corp. (Insurance)	714	24,469
Wabtec Corp. (Machinery-Diversified)	306	21,050
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	561	15,399
Washington Federal, Inc. (Savings & Loans)	714	11,253
Waste Connections, Inc. (Environmental Control)	765	24,717
Watsco, Inc. (Distribution/Wholesale)	204	14,070
Webster Financial Corp. (Banks)	510	10,812
Weingarten Realty Investors (REIT)	816	19,804
WellCare Health Plans, Inc.* (Healthcare-Services)	306	18,287
Werner Enterprises, Inc. (Transportation)	306	7,996
Westamerica Bancorp (Banks)	204	9,476
Westar Energy, Inc. (Electric)	765	21,757
WGL Holdings, Inc. (Gas)	357	15,226
Williams-Sonoma, Inc. (Retail)	663	23,775
WMS Industries, Inc.* (Leisure Time)	357	7,815
Woodward, Inc. (Electronics)	408	17,128
World Fuel Services Corp. (Retail)	459	20,829
Worthington Industries, Inc. (Metal Fabricate/Hardware)	357	6,572
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	357	13,516
TOTAL COMMON STOCKS (Cost $4,978,884)		7,442,538

Repurchase Agreements(a)(b) (63.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $13,335,048	$13,335,000	$13,335,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,335,000)		13,335,000
TOTAL INVESTMENT SECURITIES (Cost $18,313,884)—98.3%		20,777,538
Net other assets (liabilities)—1.7%		364,307
NET ASSETS—100.0%		$21,141,845

See accompanying notes to the financial statements.

38 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

*                   Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $1,213,000.

(b)             The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 3/19/12 (Underlying notional amount at value $3,362,760)	36	$133,329

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$6,625,766	$(38,333)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	3,733,570	(21,300)
		$(59,633)

Mid-Cap ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$11,673	0.1%
Aerospace/Defense	83,948	0.4%
Agriculture	6,867	NM
Airlines	27,579	0.1%
Apparel	87,049	0.4%
Auto Manufacturers	14,859	0.1%
Banks	281,789	1.3%
Beverages	99,546	0.5%
Biotechnology	140,649	0.7%
Building Materials	64,933	0.3%
Chemicals	201,203	1.0%
Coal	25,257	0.1%
Commercial Services	365,917	1.7%
Computers	166,562	0.8%
Distribution/Wholesale	111,359	0.5%
Diversified Financial Services	128,008	0.6%
Electric	251,351	1.2%
Electrical Components & Equipment	140,961	0.7%
Electronics	260,168	1.2%
Engineering & Construction	87,505	0.4%
Entertainment	30,893	0.1%
Environmental Control	51,098	0.2%
Food	124,923	0.6%
Forest Products & Paper	22,027	0.1%
Gas	157,898	0.7%
Hand/Machine Tools	60,557	0.3%
Healthcare-Products	259,100	1.2%
Healthcare-Services	177,564	0.8%
Home Builders	75,066	0.4%
Household Products/Wares	84,554	0.4%
Insurance	310,475	1.5%
Internet	113,941	0.5%
Investment Companies	10,223	NM
Iron/Steel	65,968	0.3%
Leisure Time	52,412	0.2%
Machinery-Construction & Mining	14,137	0.1%
Machinery-Diversified	154,956	0.7%
Media	74,804	0.4%
Metal Fabricate/Hardware	60,987	0.3%
Mining	14,906	0.1%
Miscellaneous Manufacturing	219,890	1.0%
Office Furnishings	16,919	0.1%
Oil & Gas	243,072	1.2%
Oil & Gas Services	143,891	0.7%
Packaging & Containers	113,173	0.5%
Pharmaceuticals	99,155	0.5%
REIT	641,202	3.0%
Real Estate	24,101	0.1%
Retail	508,213	2.4%
Savings & Loans	74,779	0.4%
Semiconductors	230,401	1.1%
Shipbuilding	11,530	0.1%
Software	277,462	1.3%
Telecommunications	129,615	0.6%
Textiles	21,834	0.1%
Transportation	180,238	0.9%
Trucking & Leasing	13,140	0.1%
Water	20,251	0.1%
Other**	13,699,307	64.8%
Total	$21,141,845	100.0%

**                                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 39

Common Stocks (22.7%)

	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Electrical Components & Equipment)	0.1%	186	$10,831
Alaska Air Group, Inc.* (Airlines)	0.1%	155	11,800
Alterra Capital Holdings, Ltd. (Insurance)	0.1%	434	10,490
American Campus Communities, Inc. (REIT)	0.1%	248	10,614
athenahealth, Inc.* (Software)	0.1%	186	10,821
Buckeye Technologies, Inc. (Forest Products & Paper)	0.1%	310	10,394
CBL & Associates Properties, Inc. (REIT)	0.1%	651	11,308
Centene Corp.* (Healthcare-Services)	0.1%	248	11,210
Cepheid, Inc.* (Healthcare-Products)	0.1%	310	13,659
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	217	11,156
Clean Harbors, Inc.* (Environmental Control)	0.1%	186	11,802
Coeur d’Alene Mines Corp.* (Mining)	0.1%	434	12,004
Complete Production Services, Inc.* (Oil & Gas Services)	0.1%	372	12,536
Cubist Pharmaceuticals, Inc.* (Biotechnology)	0.1%	279	11,389
Delphi Financial Group, Inc.— Class A (Insurance)	0.1%	279	12,418
Dril-Quip, Inc.* (Oil & Gas Services)	0.1%	155	10,225
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	0.1%	341	11,195
Genesee & Wyoming, Inc.— Class A* (Transportation)	0.1%	217	13,476
Hancock Holding Co. (Banks)	0.1%	341	11,321
Hatteras Financial Corp. (REIT)	0.1%	403	11,187
HEICO Corp. (Aerospace/Defense)	0.1%	186	10,342
Hexcel Corp.* (Miscellaneous Manufacturing)	0.1%	465	11,658
HMS Holdings Corp.* (Commercial Services)	0.1%	465	15,350
Jack Henry & Associates, Inc. (Computers)	0.1%	372	12,722
Kilroy Realty Corp. (REIT)	0.1%	310	12,905
LaSalle Hotel Properties (REIT)	0.1%	434	11,740
MFA Financial, Inc. (REIT)	0.1%	1,674	12,287
MGE Energy, Inc. (Electric)	0.1%	248	11,125
NBT Bancorp, Inc. (Banks)	0.1%	527	11,857
Netlogic Microsystems, Inc.* (Semiconductors)	0.1%	310	15,438
New Jersey Resources Corp. (Gas)	0.1%	217	10,355
Nu Skin Enterprises, Inc. (Retail)	0.1%	217	10,839
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	279	11,422
Owens & Minor, Inc. (Distribution/Wholesale)	0.1%	341	10,370
Parametric Technology Corp.* (Software)	0.1%	527	13,265
Piedmont Natural Gas Co., Inc. (Gas)	0.1%	310	10,205
ProAssurance Corp. (Insurance)	0.1%	155	12,653
Rosetta Resources, Inc.* (Oil & Gas)	0.1%	248	11,902
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	0.1%	248	11,954
SuccessFactors, Inc.* (Commercial Services)	0.1%	341	13,572
SVB Financial Group* (Banks)	0.1%	186	10,795
The Warnaco Group, Inc.* (Apparel)	0.1%	186	10,834
Triumph Group, Inc. (Aerospace/Defense)	0.1%	186	11,638
United Rentals, Inc.* (Commercial Services)	0.1%	279	10,669
ViroPharma, Inc.* (Pharmaceuticals)	0.1%	372	11,082
Watsco, Inc. (Distribution/Wholesale)	0.1%	155	10,690
WellCare Health Plans, Inc.* (Healthcare-Services)	0.1%	186	11,115
Woodward, Inc. (Electronics)	0.1%	279	11,712
World Fuel Services Corp. (Retail)	0.1%	341	15,449
Other Common Stocks	17.8%	276,582	4,616,549
TOTAL COMMON STOCKS (Cost $3,830,066)			5,192,356

Repurchase Agreements(a)(b) (69.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%–0.15%, dated 1/31/12, due 2/1/12, total to be received $16,015,057	$16,015,000	$16,015,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,015,000)		16,015,000
TOTAL INVESTMENT SECURITIES (Cost $19,845,066)—92.6%		21,207,356
Net other assets (liabilities)—7.4%		1,706,488
NET ASSETS—100.0%		$22,913,844

*                   Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $1,759,000.

(b)             The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

40 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $2,607,330)	33	$140,210

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$3,857,510	$(29,173)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	11,163,683	(58,890)
		$(88,063)

Small-Cap ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$4,407	NM
Aerospace/Defense	76,093	0.3%
Agriculture	19,516	0.1%
Airlines	32,306	0.1%
Apparel	73,977	0.3%
Auto Manufacturers	4,125	NM
Auto Parts & Equipment	53,261	0.2%
Banks	325,264	1.4%
Beverages	10,033	NM
Biotechnology	111,179	0.5%
Building Materials	52,088	0.2%
Chemicals	100,947	0.4%
Coal	10,774	NM
Commercial Services	357,830	1.6%
Computers	112,947	0.5%
Cosmetics/Personal Care	4,898	NM
Distribution/Wholesale	58,049	0.3%
Diversified Financial Services	82,517	0.4%
Electric	116,066	0.5%
Electrical Components & Equipment	53,873	0.2%
Electronics	123,906	0.5%
Energy-Alternate Sources	5,008	NM
Engineering & Construction	38,634	0.2%
Entertainment	46,860	0.2%
Environmental Control	42,468	0.2%
Food	95,179	0.4%
Forest Products & Paper	42,491	0.2%
Gas	63,699	0.3%
Hand/Machine Tools	4,656	NM
Healthcare-Products	181,308	0.8%
Healthcare-Services	87,812	0.4%
Holding Companies-Diversified	5,943	NM
Home Builders	19,717	0.1%
Home Furnishings	22,971	0.1%
Household Products/Wares	25,141	0.1%
Insurance	167,796	0.7%
Internet	118,890	0.5%
Investment Companies	41,513	0.2%
Iron/Steel	1,232	NM
Leisure Time	22,768	0.1%
Lodging	15,426	0.1%
Machinery-Construction & Mining	5,242	NM
Machinery-Diversified	85,823	0.4%
Media	36,593	0.2%
Metal Fabricate/Hardware	39,402	0.2%
Mining	69,858	0.3%
Miscellaneous Manufacturing	123,849	0.5%
Office Furnishings	20,982	0.1%
Oil & Gas	180,178	0.8%
Oil & Gas Services	88,382	0.4%
Packaging & Containers	4,038	NM
Pharmaceuticals	158,948	0.9%
Pipelines	7,649	NM
Private Equity	3,250	NM
REIT	447,594	2.1%
Real Estate	5,148	NM
Retail	323,354	1.4%
Savings & Loans	50,252	0.2%
Semiconductors	178,404	0.8%
Software	223,287	1.0%
Storage/Warehousing	3,869	NM
Telecommunications	160,890	0.7%
Textiles	9,690	NM
Toys/Games/Hobbies	2,368	NM
Transportation	97,375	0.4%
Trucking & Leasing	16,506	0.1%
Water	15,857	0.1%
Other**	17,721,488	77.3%
Total	$22,913,844	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 41

Common Stocks (43.3%)

	Shares	Value
Activision Blizzard, Inc. (Software)	7,689	$94,882
Adobe Systems, Inc.* (Software)	3,300	102,135
Akamai Technologies, Inc.* (Internet)	1,221	39,377
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,254	96,257
Altera Corp. (Semiconductors)	2,145	85,350
Amazon.com, Inc.* (Internet)	3,069	596,736
Amgen, Inc. (Biotechnology)	5,907	401,144
Apollo Group, Inc.—Class A* (Commercial Services)	891	46,697
Apple Computer, Inc.* (Computers)	6,270	2,862,130
Applied Materials, Inc. (Semiconductors)	8,877	109,010
Autodesk, Inc.* (Software)	1,518	54,648
Automatic Data Processing, Inc. (Commercial Services)	3,300	180,774
Avago Technologies, Ltd. (Semiconductors)	1,650	56,001
Baidu, Inc.ADR* (Internet)	1,815	231,449
Bed Bath & Beyond, Inc.* (Retail)	1,650	100,155
Biogen Idec, Inc.* (Biotechnology)	1,650	194,568
BMC Software, Inc.* (Software)	1,155	41,857
Broadcom Corp.—Class A (Semiconductors)	3,267	112,189
C.H. Robinson Worldwide, Inc. (Transportation)	1,089	74,967
CA, Inc. (Software)	3,333	85,925
Celgene Corp.* (Biotechnology)	3,003	218,318
Cerner Corp.* (Software)	1,155	70,328
Check Point Software Technologies, Ltd.* (Software)	1,386	78,018
Cisco Systems, Inc. (Telecommunications)	36,168	709,978
Citrix Systems, Inc.* (Software)	1,254	81,773
Cognizant Technology Solutions Corp.* (Computers)	2,046	146,800
Comcast Corp.—Class A (Media)	14,091	374,680
Costco Wholesale Corp. (Retail)	2,904	238,912
Ctrip.com International, Ltd.ADR* (Internet)	990	24,800
Dell, Inc.* (Computers)	12,078	208,104
DENTSPLY International, Inc. (Healthcare-Products)	957	36,117
DIRECTV—Class A* (Media)	4,752	213,888
Dollar Tree, Inc.* (Retail)	792	67,170
eBay, Inc.* (Internet)	8,679	274,256
Electronic Arts, Inc.* (Software)	2,244	41,671
Expedia, Inc. (Internet)	792	25,637
Expeditors International of Washington, Inc. (Transportation)	1,419	63,358
Express Scripts, Inc.* (Pharmaceuticals)	3,267	167,140
F5 Networks, Inc.* (Internet)	528	63,223
Fastenal Co. (Distribution/Wholesale)	1,980	92,426
First Solar, Inc.* (Energy-Alternate Sources)	594	25,114
Fiserv, Inc.* (Software)	957	60,186
Flextronics International, Ltd.* (Electronics)	4,785	32,873
Fossil, Inc.* (Distribution/Wholesale)	429	40,776
Garmin, Ltd. (Electronics)	1,320	55,044
Gilead Sciences, Inc.* (Biotechnology)	5,049	246,593
Google, Inc.—Class A* (Internet)	1,716	995,469
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,056	56,327
Henry Schein, Inc.* (Healthcare-Products)	594	42,109
Infosys Technologies, Ltd.ADR (Computers)	528	29,035
Intel Corp. (Semiconductors)	34,254	904,991
Intuit, Inc. (Software)	2,013	113,614
Intuitive Surgical, Inc.* (Healthcare-Products)	264	121,416
KLA-Tencor Corp. (Semiconductors)	1,122	57,368
Lam Research Corp.* (Semiconductors)	792	33,731
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,762	64,405
Life Technologies Corp.* (Biotechnology)	1,188	57,535
Linear Technology Corp. (Semiconductors)	1,518	50,580
Marvell Technology Group, Ltd.* (Semiconductors)	4,092	63,549
Mattel, Inc. (Toys/Games/Hobbies)	2,277	70,587
Maxim Integrated Products, Inc. (Semiconductors)	1,947	52,257
Microchip Technology, Inc. (Semiconductors)	1,287	47,503
Micron Technology, Inc.* (Semiconductors)	6,633	50,344
Microsoft Corp. (Software)	56,595	1,671,250
Monster Beverage Corp.* (Beverages)	594	62,079
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,871	59,573
NetApp, Inc.* (Computers)	2,475	93,406
Netflix, Inc.* (Internet)	363	43,633
News Corp.—Class A (Media)	11,583	218,108
Nuance Communications, Inc.* (Software)	2,013	57,411
NVIDIA Corp.* (Semiconductors)	4,125	60,926
O’Reilly Automotive, Inc.* (Retail)	858	69,936
Oracle Corp. (Software)	33,957	957,587
PACCAR, Inc. (Auto Manufacturers)	2,409	106,478
Paychex, Inc. (Commercial Services)	2,442	76,923
Perrigo Co. (Pharmaceuticals)	627	59,941
Priceline.com, Inc.* (Internet)	330	174,728
Qualcomm, Inc. (Telecommunications)	11,319	665,784
Randgold Resources, Ltd.ADR (Mining)	396	45,306
Research In Motion, Ltd.* (Computers)	3,498	58,172
Ross Stores, Inc. (Retail)	1,551	78,822
SanDisk Corp.* (Computers)	1,617	74,188
Seagate Technology PLC (Computers)	3,135	66,274
Sears Holdings Corp.* (Retail)	726	30,601
Sigma-Aldrich Corp. (Chemicals)	825	56,133
Sirius XM Radio, Inc.* (Media)	25,245	52,762
Staples, Inc. (Retail)	4,719	69,039
Starbucks Corp. (Retail)	5,016	240,417
Stericycle, Inc.* (Environmental Control)	561	47,135
Symantec Corp.* (Internet)	4,950	85,091
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	4,719	212,968
VeriSign, Inc. (Internet)	1,056	39,135
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,419	52,432
Virgin Media, Inc. (Telecommunications)	2,013	47,990
Vodafone Group PLCADR (Telecommunications)	6,171	167,172
Warner Chilcott PLC—Class A* (Pharmaceuticals)	1,716	28,949
Whole Foods Market, Inc. (Food)	1,221	90,391
Wynn Resorts, Ltd. (Lodging)	825	95,065
Xilinx, Inc. (Semiconductors)	1,782	63,885
Yahoo!, Inc.* (Internet)	8,349	129,159
TOTAL COMMON STOCKS (Cost $8,445,231)		18,243,103

See accompanying notes to the financial statements.

42 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Repurchase Agreements(a)(b) (39.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%–0.15%, dated 1/31/12, due 2/1/12, total to be received $16,549,059	$16,549,000	$16,549,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,549,000)		16,549,000
TOTAL INVESTMENT SECURITIES (Cost $24,994,231)—82.5%		34,792,103
Net other assets (liabilities)—17.5%		7,390,086
NET ASSETS—100.0%		$42,182,189

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $1,675,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/12 (Underlying notional amount at value $7,047,040)	143	$418,295

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$10,768,570	$8,915
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	6,117,664	18,844
		$27,759

NASDAQ-100 ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Auto Manufacturers	$106,478	0.3%
Beverages	118,406	0.3%
Biotechnology	1,266,847	3.0%
Chemicals	56,133	0.1%
Commercial Services	304,394	0.7%
Computers	3,538,109	8.5%
Distribution/Wholesale	133,202	0.3%
Electronics	87,917	0.2%
Energy-Alternate Sources	25,114	0.1%
Environmental Control	47,135	0.1%
Food	90,391	0.2%
Healthcare-Products	199,642	0.5%
Internet	2,787,098	6.6%
Lodging	95,065	0.2%
Media	859,438	2.0%
Mining	45,306	0.1%
Pharmaceuticals	528,571	1.3%
Retail	895,052	2.1%
Semiconductors	1,747,684	4.1%
Software	3,511,285	8.3%
Telecommunications	1,590,924	3.8%
Toys/Games/Hobbies	70,587	0.2%
Transportation	138,325	0.3%
Other**	23,939,086	56.7%
Total	$42,182,189	100.0%

**              Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 43

Common Stocks (100.2%)

	Shares	Value
3M Co.^ (Miscellaneous Manufacturing)	1,200	$104,052
Abercrombie & Fitch Co.—Class A (Retail)	720	33,077
Accenture PLC—Class A (Computers)	1,200	68,808
ACE, Ltd. (Insurance)	2,640	183,744
Adobe Systems, Inc.* (Software)	1,920	59,424
Advanced Micro Devices, Inc.* (Semiconductors)	4,320	28,987
Aetna, Inc. (Healthcare-Services)	1,200	52,440
Agilent Technologies, Inc.* (Electronics)	720	30,578
AGL Resources, Inc. (Gas)	960	39,850
Air Products & Chemicals, Inc. (Chemicals)	480	42,254
Airgas, Inc. (Chemicals)	240	18,943
Alcoa, Inc. (Mining)	7,920	80,467
Allegheny Technologies, Inc. (Iron/Steel)	720	32,681
Allstate Corp. (Insurance)	3,840	110,784
Alpha Natural Resources, Inc.* (Coal)	1,680	33,802
Altria Group, Inc. (Agriculture)	10,320	293,088
Ameren Corp. (Electric)	1,920	60,749
American Electric Power, Inc. (Electric)	3,600	142,416
American Express Co. (Diversified Financial Services)	3,120	156,437
American International Group, Inc.* (Insurance)	3,360	84,370
Ameriprise Financial, Inc. (Diversified Financial Services)	1,680	89,964
AmerisourceBergen Corp. (Pharmaceuticals)	1,920	74,822
Anadarko Petroleum Corp. (Oil & Gas)	1,920	154,982
Analog Devices, Inc. (Semiconductors)	960	37,565
Aon Corp. (Insurance)	720	34,870
Apache Corp. (Oil & Gas)	960	94,925
Apartment Investment and Management Co.—Class A (REIT)	480	11,789
Applied Materials, Inc. (Semiconductors)	9,840	120,835
Archer-Daniels-Midland Co. (Agriculture)	5,040	144,295
Assurant, Inc. (Insurance)	720	28,512
AT&T, Inc. (Telecommunications)	44,640	1,312,862
Autodesk, Inc.* (Software)	960	34,560
AutoNation, Inc.* (Retail)	240	8,582
AvalonBay Communities, Inc. (REIT)	240	32,642
Avery Dennison Corp. (Household Products/Wares)	720	19,548
Avon Products, Inc. (Cosmetics/Personal Care)	3,120	55,442
Baker Hughes, Inc. (Oil & Gas Services)	1,200	58,956
Ball Corp. (Packaging & Containers)	480	18,845
Bank of America Corp. (Banks)	76,320	544,162
Bank of New York Mellon Corp. (Banks)	9,120	183,586
BB&T Corp. (Banks)	5,280	143,563
Beam, Inc. (Beverages)	1,200	62,772
Bemis Co., Inc. (Packaging & Containers)	720	22,536
Berkshire Hathaway, Inc.—Class B* (Insurance)	13,200	1,034,484
Best Buy Co., Inc. (Retail)	2,160	51,732
Big Lots, Inc.* (Retail)	240	9,478
BMC Software, Inc.* (Software)	240	8,698
Boeing Co. (Aerospace/Defense)	2,160	160,229
BorgWarner, Inc.* (Auto Parts & Equipment)	240	17,911
Boston Properties, Inc. (REIT)	480	49,944
Boston Scientific Corp.* (Healthcare-Products)	11,040	65,798
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,040	162,490
CA, Inc. (Software)	2,880	74,246
Cablevision Systems Corp. NY—Class A (Media)	1,680	24,444
Campbell Soup Co. (Food)	720	22,824
Capital One Financial Corp. (Banks)	3,360	153,720
Cardinal Health, Inc. (Pharmaceuticals)	2,640	113,599
CareFusion Corp.* (Healthcare-Products)	1,680	40,236
CarMax, Inc.* (Retail)	1,680	51,122
Carnival Corp.—Class A (Leisure Time)	3,360	101,472
Caterpillar, Inc. (Machinery-Construction & Mining)	1,680	183,322
CBRE Group, Inc.—Class A* (Real Estate)	2,400	46,320
CBS Corp.—Class B (Media)	5,040	143,539
CenterPoint Energy, Inc. (Gas)	3,120	57,626
CenturyLink, Inc. (Telecommunications)	4,560	168,857
Chesapeake Energy Corp. (Oil & Gas)	5,040	106,495
Chevron Corp. (Oil & Gas)	6,960	717,437
CIGNA Corp. (Healthcare-Services)	2,160	96,833
Cincinnati Financial Corp. (Insurance)	1,200	39,216
Cintas Corp. (Textiles)	720	26,676
Cisco Systems, Inc. (Telecommunications)	40,320	791,482
Citigroup, Inc. (Banks)	22,080	678,298
Clorox Co. (Household Products/Wares)	240	16,478
CME Group, Inc. (Diversified Financial Services)	480	114,965
CMS Energy Corp. (Electric)	1,920	41,914
Coca-Cola Enterprises, Inc. (Beverages)	2,400	64,296
Comcast Corp.—Class A (Media)	20,400	542,436
Comerica, Inc. (Banks)	1,440	39,845
Computer Sciences Corp. (Computers)	1,200	30,996
ConAgra Foods, Inc. (Food)	3,120	83,210
ConocoPhillips (Oil & Gas)	10,080	687,557
CONSOL Energy, Inc. (Coal)	480	17,155
Consolidated Edison, Inc. (Electric)	960	56,602
Constellation Brands, Inc.* (Beverages)	1,200	25,080
Constellation Energy Group, Inc. (Electric)	1,440	52,459
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	480	28,378
Corning, Inc. (Telecommunications)	11,760	151,351
Costco Wholesale Corp. (Retail)	1,440	118,469
Coventry Health Care, Inc.* (Healthcare-Services)	1,200	36,084
Covidien PLC (Healthcare-Products)	960	49,440
CSX Corp. (Transportation)	4,080	92,004
Cummins, Inc. (Machinery-Diversified)	480	49,920
CVS Caremark Corp. (Retail)	9,840	410,820
D.R. Horton, Inc. (Home Builders)	2,160	30,067
Danaher Corp. (Miscellaneous Manufacturing)	960	50,410
Darden Restaurants, Inc. (Retail)	240	11,009
Dean Foods Co.* (Food)	1,440	15,494
Dell, Inc.* (Computers)	11,520	198,490
Denbury Resources, Inc.* (Oil & Gas)	2,880	54,317
DENTSPLY International, Inc. (Healthcare-Products)	480	18,115
Devon Energy Corp. (Oil & Gas)	3,120	199,087
Discover Financial Services (Diversified Financial Services)	4,080	110,894
Dominion Resources, Inc. (Electric)	1,200	60,048
Dover Corp. (Miscellaneous Manufacturing)	480	30,437
Dr. Pepper Snapple Group, Inc. (Beverages)	720	27,950
DTE Energy Co. (Electric)	1,200	63,852
Duke Energy Corp. (Electric)	10,080	214,805

See accompanying notes to the financial statements.

44 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
E*TRADE Financial Corp.* (Diversified Financial Services)	1,920	$15,725
E.I. du Pont de Nemours & Co. (Chemicals)	2,160	109,922
Eastman Chemical Co. (Chemicals)	480	24,154
Eaton Corp. (Miscellaneous Manufacturing)	2,400	117,672
eBay, Inc.* (Internet)	3,120	98,592
Edison International (Electric)	2,400	98,496
El Paso Corp. (Pipelines)	3,120	83,834
Electronic Arts, Inc.* (Software)	1,200	22,284
Eli Lilly & Co. (Pharmaceuticals)	2,400	95,376
EMC Corp.* (Computers)	6,960	179,290
Emerson Electric Co. (Electrical Components & Equipment)	1,680	86,318
Entergy Corp. (Electric)	1,440	99,907
EQT Corp. (Oil & Gas)	480	24,250
Equifax, Inc. (Commercial Services)	480	18,706
Equity Residential (REIT)	720	42,876
Exelon Corp. (Electric)	5,040	200,491
Expedia, Inc. (Internet)	240	7,769
Expeditors International of Washington, Inc. (Transportation)	480	21,432
Exxon Mobil Corp. (Oil & Gas)	12,960	1,085,270
Fastenal Co. (Distribution/Wholesale)	720	33,610
Federated Investors, Inc.—Class B (Diversified Financial Services)	720	12,298
FedEx Corp. (Transportation)	2,400	219,576
Fidelity National Information Services, Inc. (Software)	1,920	54,835
Fifth Third Bancorp (Banks)	6,960	90,550
First Horizon National Corp. (Banks)	1,921	16,769
FirstEnergy Corp. (Electric)	3,120	131,726
FLIR Systems, Inc. (Electronics)	240	6,180
Fluor Corp. (Engineering & Construction)	480	26,995
Ford Motor Co. (Auto Manufacturers)	28,560	354,715
Forest Laboratories, Inc.* (Pharmaceuticals)	1,920	61,018
Freeport-McMoRan Copper & Gold, Inc. (Mining)	7,200	332,712
Frontier Communications Corp. (Telecommunications)	7,440	31,843
GameStop Corp.—Class A* (Retail)	960	22,426
Gannett Co., Inc. (Media)	1,680	23,806
General Dynamics Corp. (Aerospace/Defense)	960	66,394
General Electric Co. (Miscellaneous Manufacturing)	79,440	1,486,323
General Mills, Inc. (Food)	1,680	66,914
Genuine Parts Co. (Distribution/Wholesale)	240	15,307
Genworth Financial, Inc.—Class A* (Insurance)	3,600	27,756
H & R Block, Inc. (Commercial Services)	2,160	35,338
Halliburton Co. (Oil & Gas Services)	2,880	105,926
Harley-Davidson, Inc. (Leisure Time)	960	42,422
Harman International Industries, Inc. (Home Furnishings)	480	20,256
Harris Corp. (Telecommunications)	960	39,360
Hartford Financial Services Group, Inc. (Insurance)	3,360	58,867
Hasbro, Inc. (Toys/Games/Hobbies)	240	8,378
HCP, Inc. (REIT)	1,680	70,610
Health Care REIT, Inc. (REIT)	720	41,191
Heinz (H.J.) Co. (Food)	480	24,888
Hess Corp. (Oil & Gas)	2,160	121,608
Hewlett-Packard Co. (Computers)	14,880	416,342
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,160	125,366
Hormel Foods Corp. (Food)	480	13,814
Hospira, Inc.* (Healthcare-Products)	1,200	41,352
Host Hotels & Resorts, Inc. (REIT)	5,280	86,698
Hudson City Bancorp, Inc. (Savings & Loans)	4,080	27,458
Humana, Inc. (Healthcare-Services)	480	42,730
Huntington Bancshares, Inc. (Banks)	6,480	37,001
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,440	76,363
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,400	83,856
Integrys Energy Group, Inc. (Electric)	480	24,917
Intel Corp. (Semiconductors)	18,720	494,582
International Game Technology (Entertainment)	2,160	34,409
International Paper Co. (Forest Products & Paper)	3,360	104,630
Invesco, Ltd. (Diversified Financial Services)	3,360	75,835
Iron Mountain, Inc. (Commercial Services)	720	22,190
J.C. Penney Co., Inc. (Retail)	960	39,888
J.P. Morgan Chase & Co. (Banks)	28,560	1,065,288
Jabil Circuit, Inc. (Electronics)	1,440	32,630
Jacobs Engineering Group, Inc.* (Engineering & Construction)	960	42,970
JDS Uniphase Corp.* (Telecommunications)	1,680	21,319
Johnson Controls, Inc. (Auto Parts & Equipment)	5,040	160,121
Juniper Networks, Inc.* (Telecommunications)	1,440	30,139
KeyCorp (Banks)	7,200	55,944
Kimco Realty Corp. (REIT)	3,120	56,940
Kohls Corp. (Retail)	720	33,113
Kraft Foods, Inc. (Food)	6,000	229,800
Kroger Co. (Food)	4,560	108,346
L-3 Communications Holdings, Inc. (Aerospace/Defense)	720	50,933
Legg Mason, Inc. (Diversified Financial Services)	960	24,451
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	960	20,602
Lennar Corp.—Class A (Home Builders)	1,200	25,788
Leucadia National Corp. (Holding Companies-Diversified)	1,440	39,974
Lexmark International, Inc.—Class A (Computers)	480	16,752
Lincoln National Corp. (Insurance)	2,160	46,526
Linear Technology Corp. (Semiconductors)	480	15,994
Loews Corp. (Insurance)	2,400	89,544
Lorillard, Inc. (Agriculture)	240	25,774
Lowe’s Cos., Inc. (Retail)	9,360	251,129
LSI Logic Corp.* (Semiconductors)	2,160	16,351
M&T Bank Corp. (Banks)	960	76,550
Macy’s, Inc. (Retail)	3,120	105,113
Marathon Oil Corp. (Oil & Gas)	5,280	165,739
Marathon Petroleum Corp. (Oil & Gas)	2,640	100,901
Marriott International, Inc.—Class A (Lodging)	1,201	41,362
Marsh & McLennan Cos., Inc. (Insurance)	4,080	128,887
Masco Corp. (Building Materials)	1,920	23,174
Mattel, Inc. (Toys/Games/Hobbies)	1,440	44,640

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 45

Common Stocks, continued

	Shares		Value
McCormick & Co., Inc. (Food)	240		$12,130
McGraw-Hill Cos., Inc. (Media)	960		44,160
McKesson Corp. (Pharmaceuticals)	1,920		156,902
MeadWestvaco Corp. (Forest Products & Paper)	1,200		35,328
Medtronic, Inc. (Healthcare-Products)	2,880		111,082
Merck & Co., Inc. (Pharmaceuticals)	7,920		303,019
MetLife, Inc. (Insurance)	7,920		279,814
MetroPCS Communications, Inc.* (Telecommunications)	2,160		19,094
Micron Technology, Inc.* (Semiconductors)	7,440		56,470
Microsoft Corp. (Software)	24,240		715,807
Molex, Inc. (Electrical Components & Equipment)	960		25,382
Molson Coors Brewing Co.—Class B (Beverages)	1,200		51,468
Moody’s Corp. (Commercial Services)	720		26,806
Morgan Stanley Dean Witter & Co. (Banks)	11,280		210,372
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,200		46,356
Motorola Solutions, Inc. (Telecommunications)	2,160		100,246
Murphy Oil Corp. (Oil & Gas)	1,440		85,824
Nabors Industries, Ltd.* (Oil & Gas)	2,160		40,219
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	960		23,789
National Oilwell Varco, Inc. (Oil & Gas Services)	960		71,021
Newell Rubbermaid, Inc. (Housewares)	2,160		39,895
Newfield Exploration Co.* (Oil & Gas)	240		9,074
News Corp.—Class A (Media)	16,560		311,825
NextEra Energy, Inc. (Electric)	1,440		86,184
NiSource, Inc. (Gas)	2,160		49,097
Noble Corp. (Oil & Gas)	1,920		66,893
Noble Energy, Inc. (Oil & Gas)	480		48,322
Nordstrom, Inc. (Retail)	240		11,851
Norfolk Southern Corp. (Transportation)	720		51,984
Northeast Utilities System (Electric)	1,440		50,040
Northern Trust Corp. (Banks)	1,920		79,123
Northrop Grumman Corp. (Aerospace/Defense)	1,920		111,456
Novellus Systems, Inc.* (Semiconductors)	240		11,316
NRG Energy, Inc.* (Electric)	1,680		28,358
Nucor Corp. (Iron/Steel)	2,400		106,776
NVIDIA Corp.* (Semiconductors)	3,120		46,082
NYSE Euronext (Diversified Financial Services)	1,920		50,995
Occidental Petroleum Corp. (Oil & Gas)	1,680		167,614
Omnicom Group, Inc. (Advertising)	960		43,786
ONEOK, Inc. (Pipelines)	240		19,958
Owens-Illinois, Inc.* (Packaging & Containers)	1,200		28,860
PACCAR, Inc. (Auto Manufacturers)	2,640		116,688
Parker Hannifin Corp. (Miscellaneous Manufacturing)	480		38,726
Patterson Cos., Inc. (Healthcare-Products)	240		7,730
Paychex, Inc. (Commercial Services)	1,200		37,800
People’s United Financial, Inc. (Savings & Loans)	2,640		32,551
Pepco Holdings, Inc. (Electric)	1,680		33,029
PerkinElmer, Inc. (Electronics)	960		23,021
Pfizer, Inc. (Pharmaceuticals)	57,840		1,237,776
PG&E Corp. (Electric)	3,120		126,859
Pinnacle West Capital Corp. (Electric)	720		34,027
Pitney Bowes, Inc. (Office/Business Equipment)	1,440		27,317
Plum Creek Timber Co., Inc. (Forest Products & Paper)	720		27,922
PNC Financial Services Group (Banks)	3,840		226,253
PPL Corp. (Electric)	4,320		120,053
Precision Castparts Corp. (Metal Fabricate/Hardware)	480		78,566
Principal Financial Group, Inc. (Insurance)	2,400		65,544
Procter & Gamble Co. (Cosmetics/Personal Care)	5,280		332,851
Progress Energy, Inc. (Electric)	960		52,157
Progressive Corp. (Insurance)	4,560		92,477
Prologis, Inc. (REIT)	2,160		68,494
Prudential Financial, Inc. (Insurance)	3,600		206,064
Public Service Enterprise Group, Inc. (Electric)	3,840		116,506
Public Storage, Inc. (REIT)	240		33,326
PulteGroup, Inc.* (Home Builders)	1,440		10,728
QEP Resources, Inc. (Oil & Gas)	1,440		41,242
Quanta Services, Inc.* (Commercial Services)	1,680		36,288
R.R. Donnelley & Sons Co. (Commercial Services)	1,440		16,358
Range Resources Corp. (Oil & Gas)	240		13,805
Raytheon Co. (Aerospace/Defense)	1,200		57,588
Regions Financial Corp. (Banks)	9,360		48,859
Republic Services, Inc. (Environmental Control)	2,400		70,272
Reynolds American, Inc. (Agriculture)	1,200		47,076
Robert Half International, Inc. (Commercial Services)	720		19,937
Rockwell Collins, Inc. (Aerospace/Defense)	240		13,894
Rowan Cos., Inc.* (Oil & Gas)	960		32,650
Ryder System, Inc. (Transportation)	480		27,014
Safeway, Inc. (Food)	2,640		58,027
SAIC, Inc.* (Commercial Services)	2,160		27,778
Sara Lee Corp. (Food)	2,880		55,152
SCANA Corp. (Electric)	960		43,037
Sealed Air Corp. (Packaging & Containers)	1,200		23,916
Sears Holdings Corp.* (Retail)	240		10,116
Sempra Energy (Gas)	1,920		109,248
Simon Property Group, Inc. (REIT)	720		97,819
SLM Corp. (Diversified Financial Services)	3,840		57,408
Snap-on, Inc. (Hand/Machine Tools)	240		13,562
Southern Co. (Electric)	2,640		120,278
Southwest Airlines Co. (Airlines)	5,760		55,181
Spectra Energy Corp. (Pipelines)	2,640		83,134
Sprint Nextel Corp.* (Telecommunications)	22,560		47,827
Stanley Black & Decker, Inc. (Hand/Machine Tools)	480		33,686
Staples, Inc. (Retail)	5,280		77,246
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	720		39,053
State Street Corp. (Banks)	3,600		141,048
SunCoke Energy, Inc.*(a) (Coal)	—	(b)	2
Sunoco, Inc. (Oil & Gas)	720		27,619
SunTrust Banks, Inc. (Banks)	4,080		83,926
SuperValu, Inc. (Food)	1,680		11,609
Symantec Corp.* (Internet)	3,360		57,758

See accompanying notes to the financial statements.

46 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
Sysco Corp. (Food)	4,320	$130,075
Target Corp. (Retail)	1,920	97,555
TE Connectivity, Ltd. (Electronics)	3,120	106,392
TECO Energy, Inc. (Electric)	1,680	30,324
Tenet Healthcare Corp.* (Healthcare-Services)	3,360	17,774
Teradyne, Inc.* (Semiconductors)	480	7,848
Tesoro Petroleum Corp.* (Oil & Gas)	960	24,029
Texas Instruments, Inc. (Semiconductors)	3,600	116,568
Textron, Inc. (Miscellaneous Manufacturing)	2,160	55,037
The AES Corp.* (Electric)	4,800	61,248
The Charles Schwab Corp. (Diversified Financial Services)	8,160	95,064
The Chubb Corp. (Insurance)	960	64,714
The Dow Chemical Co. (Chemicals)	8,880	297,569
The Gap, Inc. (Retail)	2,640	50,107
The Goldman Sachs Group, Inc. (Banks)	3,600	401,292
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,920	24,960
The Home Depot, Inc. (Retail)	6,240	276,994
The Interpublic Group of Cos., Inc. (Advertising)	3,360	34,709
The JM Smucker Co.—Class A (Food)	240	18,907
The Limited, Inc. (Retail)	480	20,093
The Mosaic Co. (Chemicals)	720	40,298
The Travelers Cos., Inc. (Insurance)	1,440	83,952
The Williams Cos., Inc. (Pipelines)	2,640	76,085
Thermo Fisher Scientific, Inc.* (Electronics)	1,200	63,480
Time Warner Cable, Inc. (Media)	720	53,078
Time Warner, Inc. (Media)	7,440	275,726
Titanium Metals Corp. (Mining)	720	11,074
Torchmark Corp. (Insurance)	720	32,882
Total System Services, Inc. (Commercial Services)	1,200	25,728
TripAdvisor, Inc.* (Internet)	240	7,898
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,360	171,192
Tyson Foods, Inc.—Class A (Food)	2,160	40,262
U.S. Bancorp (Banks)	14,400	406,368
United States Steel Corp. (Iron/Steel)	1,200	36,228
United Technologies Corp. (Aerospace/Defense)	1,920	150,432
UnumProvident Corp. (Insurance)	2,160	49,313
Urban Outfitters, Inc.* (Retail)	240	6,360
Valero Energy Corp. (Oil & Gas)	4,320	103,637
VeriSign, Inc. (Internet)	720	26,683
Verizon Communications, Inc. (Telecommunications)	9,840	370,574
Vornado Realty Trust (REIT)	720	58,234
Vulcan Materials Co. (Mining)	960	42,106
Wal-Mart Stores, Inc. (Retail)	4,800	294,528
Walgreen Co. (Retail)	6,720	224,179
Walt Disney Co. (Media)	13,440	522,816
Waste Management, Inc. (Environmental Control)	3,360	116,794
WellPoint, Inc. (Healthcare-Services)	1,200	77,184
Wells Fargo & Co. (Banks)	39,600	1,156,716
Western Digital Corp.* (Computers)	1,680	61,068
Western Union Co. (Commercial Services)	2,400	45,840
Weyerhaeuser Co. (REIT)	4,080	81,682
Whirlpool Corp. (Home Furnishings)	480	26,074
Whole Foods Market, Inc. (Food)	240	17,767
Windstream Corp. (Telecommunications)	4,320	52,142
Wisconsin Energy Corp. (Electric)	1,680	57,120
WPX Energy, Inc.* (Oil & Gas)	720	11,866
Wyndham Worldwide Corp. (Lodging)	1,200	47,712
Xcel Energy, Inc. (Electric)	3,600	95,760
Xerox Corp. (Office/Business Equipment)	10,320	79,980
XL Group PLC (Insurance)	2,400	48,648
Xylem, Inc. (Machinery-Diversified)	1,440	37,310
Yahoo!, Inc.* (Internet)	9,360	144,799
Zions Bancorp (Banks)	1,440	24,250
TOTAL COMMON STOCKS (Cost $37,352,538)		40,885,454

Rights/Warrants(NM)

American International Group, Inc.* (Insurance)	1	6
TOTAL RIGHTS/WARRANTS (Cost $16)		6
TOTAL INVESTMENT SECURITIES (Cost $37,352,554)—100.2%		40,885,460
Net other assets (liabilities)—(0.2)%		(83,575)
NET ASSETS—100.0%		$40,801,885

^	All or a portion of this security is designated on the Large-Cap Value ProFund’s records as collateral for when-issued securities.
*	Non-income producing security
(a)	Represents a security purchased on a when-issued basis.
(b)	Amount is less than 0.50 a share.
NM	Not meaningful, amount is less than 0.05%.

Large-Cap Value ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$78,495	0.2%
Aerospace/Defense	610,926	1.5%
Agriculture	510,233	1.3%
Airlines	55,181	0.1%
Auto Manufacturers	471,403	1.2%
Auto Parts & Equipment	202,992	0.5%
Banks	5,863,483	14.4%
Beverages	231,566	0.6%
Building Materials	23,174	0.1%
Chemicals	533,140	1.3%
Coal	50,959	0.1%
Commercial Services	312,769	0.8%
Computers	971,746	2.4%
Cosmetics/Personal Care	388,293	1.0%
Distribution/Wholesale	48,917	0.1%
Diversified Financial Services	827,825	2.0%
Electric	2,303,362	5.6%
Electrical Components & Equipment	111,700	0.3%
Electronics	262,281	0.6%
Engineering & Construction	69,965	0.2%
Entertainment	34,409	0.1%
Environmental Control	187,066	0.5%
Food	909,219	2.2%
Forest Products & Paper	167,880	0.4%
Gas	255,821	0.6%

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 47

	Value	% of Net Assets
Hand/Machine Tools	$47,248	0.1%
Healthcare-Products	333,753	0.8%
Healthcare-Services	323,045	0.8%
Holding Companies-Diversified	39,974	0.1%
Home Builders	66,583	0.2%
Home Furnishings	46,330	0.1%
Household Products/Wares	36,026	0.1%
Housewares	39,895	0.1%
Insurance	2,790,974	6.8%
Internet	343,499	0.8%
Iron/Steel	175,685	0.4%
Leisure Time	143,894	0.4%
Lodging	128,127	0.3%
Machinery-Construction & Mining	183,322	0.4%
Machinery-Diversified	87,230	0.2%
Media	1,941,830	4.8%
Metal Fabricate/Hardware	78,566	0.2%
Mining	466,359	1.1%
Miscellaneous Manufacturing	2,388,414	5.9%
Office/Business Equipment	107,297	0.3%
Oil & Gas	4,185,362	10.3%
Oil & Gas Services	235,903	0.6%
Packaging & Containers	94,157	0.2%
Pharmaceuticals	2,205,002	5.4%
Pipelines	263,011	0.6%
REIT	732,245	1.8%
Real Estate	46,320	0.1%
Retail	2,214,987	5.4%
Savings & Loans	60,009	0.1%
Semiconductors	952,598	2.3%
Software	969,854	2.4%
Telecommunications	3,183,452	7.8%
Textiles	26,676	0.1%
Toys/Games/Hobbies	53,018	0.1%
Transportation	412,010	1.0%
Other**	(83,575)	(0.2)%
Total	$40,801,885	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

48 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (100.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	3,840	$332,966
Abbott Laboratories (Pharmaceuticals)	10,800	584,820
Accenture PLC—Class A (Computers)	3,360	192,662
Adobe Systems, Inc.* (Software)	1,440	44,568
Aetna, Inc. (Healthcare-Services)	1,440	62,928
AFLAC, Inc. (Insurance)	3,120	150,478
Agilent Technologies, Inc.* (Electronics)	1,680	71,350
Air Products & Chemicals, Inc. (Chemicals)	960	84,509
Airgas, Inc. (Chemicals)	240	18,943
Akamai Technologies, Inc.* (Internet)	1,200	38,700
Allergan, Inc. (Pharmaceuticals)	2,160	189,886
Altera Corp. (Semiconductors)	2,160	85,946
Altria Group, Inc. (Agriculture)	4,800	136,320
Amazon.com, Inc.* (Internet)	2,400	466,656
American Express Co. (Diversified Financial Services)	4,080	204,571
American Tower Corp. (REIT)	2,640	167,666
Amgen, Inc. (Biotechnology)	5,520	374,863
Amphenol Corp.—Class A (Electronics)	1,200	65,316
Anadarko Petroleum Corp. (Oil & Gas)	1,680	135,610
Analog Devices, Inc. (Semiconductors)	1,200	46,956
Aon Corp. (Insurance)	1,440	69,739
Apache Corp. (Oil & Gas)	1,920	189,850
Apartment Investment and Management Co.—Class A (REIT)	240	5,894
Apollo Group, Inc.—Class A* (Commercial Services)	720	37,735
Apple Computer, Inc.* (Computers)	6,480	2,957,990
Autodesk, Inc.* (Software)	720	25,920
Automatic Data Processing, Inc. (Commercial Services)	3,360	184,061
AutoZone, Inc.* (Retail)	240	83,491
AvalonBay Communities, Inc. (REIT)	480	65,285
Baker Hughes, Inc. (Oil & Gas Services)	1,920	94,330
Ball Corp. (Packaging & Containers)	720	28,267
Bard (C.R.), Inc. (Healthcare-Products)	480	44,410
Baxter International, Inc. (Healthcare-Products)	3,840	213,043
Becton, Dickinson & Co. (Healthcare-Products)	1,440	112,910
Bed Bath & Beyond, Inc.* (Retail)	1,680	101,976
Big Lots, Inc.* (Retail)	240	9,478
Biogen Idec, Inc.* (Biotechnology)	1,680	198,106
BlackRock, Inc. (Diversified Financial Services)	720	131,040
BMC Software, Inc.* (Software)	960	34,790
Boeing Co. (Aerospace/Defense)	3,120	231,442
BorgWarner, Inc.* (Auto Parts & Equipment)	480	35,822
Boston Properties, Inc. (REIT)	480	49,944
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,200	232,128
Broadcom Corp.—Class A (Semiconductors)	3,360	115,382
Brown-Forman Corp. (Beverages)	720	58,471
C.H. Robinson Worldwide, Inc. (Transportation)	1,200	82,608
Cabot Oil & Gas Corp. (Oil & Gas)	1,440	45,936
Cameron International Corp.* (Oil & Gas Services)	1,680	89,376
Campbell Soup Co. (Food)	720	22,824
Caterpillar, Inc. (Machinery-Construction & Mining)	2,880	314,266
Celgene Corp.* (Biotechnology)	3,120	226,824
Cerner Corp.* (Software)	960	58,454
CF Industries Holdings, Inc. (Chemicals)	480	85,142
Chevron Corp. (Oil & Gas)	7,440	766,915
Chipotle Mexican Grill, Inc.* (Retail)	240	88,150
Citrix Systems, Inc.* (Software)	1,200	78,252
Cliffs Natural Resources, Inc. (Iron/Steel)	960	69,360
Clorox Co. (Household Products/Wares)	720	49,435
Coach, Inc. (Apparel)	1,920	134,496
Coca-Cola Co. (Beverages)	15,600	1,053,468
Cognizant Technology Solutions Corp.* (Computers)	2,160	154,980
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,360	304,819
CONSOL Energy, Inc. (Coal)	1,200	42,888
Consolidated Edison, Inc. (Electric)	960	56,602
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	720	42,566
Costco Wholesale Corp. (Retail)	1,680	138,214
Covidien PLC (Healthcare-Products)	2,400	123,600
CSX Corp. (Transportation)	3,360	75,768
Cummins, Inc. (Machinery-Diversified)	960	99,840
Danaher Corp. (Miscellaneous Manufacturing)	3,120	163,831
Darden Restaurants, Inc. (Retail)	720	33,026
DaVita, Inc.* (Healthcare-Services)	720	58,903
Deere & Co. (Machinery-Diversified)	2,880	248,112
DENTSPLY International, Inc. (Healthcare-Products)	480	18,115
DeVry, Inc. (Commercial Services)	480	18,125
Diamond Offshore Drilling, Inc. (Oil & Gas)	480	29,904
DIRECTV—Class A* (Media)	4,800	216,048
Discovery Communications, Inc.—Class A* (Media)	1,920	82,330
Dollar Tree, Inc.* (Retail)	720	61,063
Dominion Resources, Inc. (Electric)	2,640	132,106
Dover Corp. (Miscellaneous Manufacturing)	960	60,874
Dr. Pepper Snapple Group, Inc. (Beverages)	720	27,950
Dun & Bradstreet Corp. (Software)	240	19,874
E.I. du Pont de Nemours & Co. (Chemicals)	4,320	219,845
Eastman Chemical Co. (Chemicals)	480	24,154
eBay, Inc.* (Internet)	5,040	159,264
Ecolab, Inc. (Chemicals)	2,160	130,550
Edwards Lifesciences Corp.* (Healthcare-Products)	720	59,522
El Paso Corp. (Pipelines)	2,640	70,937
Electronic Arts, Inc.* (Software)	1,200	22,284
Eli Lilly & Co. (Pharmaceuticals)	5,040	200,290
EMC Corp.* (Computers)	7,680	197,837
Emerson Electric Co. (Electrical Components & Equipment)	3,600	184,968
EOG Resources, Inc. (Oil & Gas)	1,920	203,789
EQT Corp. (Oil & Gas)	720	36,374
Equifax, Inc. (Commercial Services)	480	18,706
Equity Residential (REIT)	1,440	85,752
Expedia, Inc. (Internet)	240	7,769
Expeditors International of Washington, Inc. (Transportation)	960	42,864
Express Scripts, Inc.* (Pharmaceuticals)	3,360	171,898
Exxon Mobil Corp. (Oil & Gas)	21,120	1,768,589
F5 Networks, Inc.* (Internet)	480	57,475
Family Dollar Stores, Inc. (Retail)	720	40,176
Fastenal Co. (Distribution/Wholesale)	1,440	67,219

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 49

Common Stocks, continued

	Shares	Value
First Horizon National Corp. (Banks)	1	$7
First Solar, Inc.* (Energy-Alternate Sources)	480	20,294
Fiserv, Inc.* (Software)	960	60,374
FLIR Systems, Inc. (Electronics)	720	18,540
Flowserve Corp. (Machinery-Diversified)	240	26,441
Fluor Corp. (Engineering & Construction)	720	40,493
FMC Corp. (Chemicals)	480	44,486
FMC Technologies, Inc.* (Oil & Gas Services)	1,680	85,865
Franklin Resources, Inc. (Diversified Financial Services)	960	101,856
General Dynamics Corp. (Aerospace/Defense)	1,440	99,590
General Mills, Inc. (Food)	2,880	114,710
Genuine Parts Co. (Distribution/Wholesale)	720	45,922
Gilead Sciences, Inc.* (Biotechnology)	5,280	257,875
Goodrich Corp. (Aerospace/Defense)	960	119,760
Google, Inc.—Class A* (Internet)	1,680	974,585
Halliburton Co. (Oil & Gas Services)	3,600	132,408
Harley-Davidson, Inc. (Leisure Time)	720	31,817
Hasbro, Inc. (Toys/Games/Hobbies)	480	16,757
HCP, Inc. (REIT)	1,200	50,436
Health Care REIT, Inc. (REIT)	720	41,191
Heinz (H.J.) Co. (Food)	1,680	87,108
Helmerich & Payne, Inc. (Oil & Gas)	720	44,431
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,360	195,014
Hormel Foods Corp. (Food)	480	13,814
Humana, Inc. (Healthcare-Services)	720	64,094
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,920	101,818
Intel Corp. (Semiconductors)	18,000	475,560
IntercontinentalExchange, Inc.* (Diversified Financial Services)	480	54,950
International Business Machines Corp. (Computers)	8,160	1,571,616
International Flavors & Fragrances, Inc. (Chemicals)	480	26,789
Intuit, Inc. (Software)	2,160	121,910
Intuitive Surgical, Inc.* (Healthcare-Products)	240	110,378
Iron Mountain, Inc. (Commercial Services)	720	22,190
Johnson & Johnson (Healthcare-Products)	18,960	1,249,653
Joy Global, Inc. (Machinery-Construction & Mining)	720	65,297
Juniper Networks, Inc.* (Telecommunications)	2,400	50,232
Kellogg Co. (Food)	1,680	83,194
Kimberly-Clark Corp. (Household Products/Wares)	2,640	188,918
KLA-Tencor Corp. (Semiconductors)	1,200	61,356
Kohls Corp. (Retail)	1,200	55,188
Kraft Foods, Inc. (Food)	6,480	248,184
Laboratory Corp. of America Holdings* (Healthcare-Services)	720	65,801
Life Technologies Corp.* (Biotechnology)	1,200	58,116
Linear Technology Corp. (Semiconductors)	960	31,987
Lockheed Martin Corp. (Aerospace/Defense)	1,920	158,054
Lorillard, Inc. (Agriculture)	720	77,321
LSI Logic Corp.* (Semiconductors)	1,920	14,534
Marriott International, Inc.—Class A (Lodging)	721	24,828
Masco Corp. (Building Materials)	720	8,690
MasterCard, Inc.—Class A (Commercial Services)	720	256,010
Mattel, Inc. (Toys/Games/Hobbies)	960	29,760
McCormick & Co., Inc. (Food)	720	36,389
McDonald’s Corp. (Retail)	6,960	689,388
McGraw-Hill Cos., Inc. (Media)	1,200	55,200
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,440	106,690
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,640	163,733
Medtronic, Inc. (Healthcare-Products)	4,800	185,136
Merck & Co., Inc. (Pharmaceuticals)	13,680	523,397
Microchip Technology, Inc. (Semiconductors)	1,200	44,292
Microsoft Corp. (Software)	29,520	871,725
Monsanto Co. (Chemicals)	3,600	295,380
Moody’s Corp. (Commercial Services)	720	26,806
Motorola Mobility Holdings, Inc.* (Telecommunications)	720	27,814
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,880	59,760
National Oilwell Varco, Inc. (Oil & Gas Services)	2,160	159,797
NetApp, Inc.* (Computers)	2,400	90,576
Netflix, Inc.* (Internet)	480	57,696
Newfield Exploration Co.* (Oil & Gas)	720	27,223
Newmont Mining Corp. (Mining)	3,360	206,573
NextEra Energy, Inc. (Electric)	1,680	100,548
NIKE, Inc.—Class B (Apparel)	2,640	274,534
Noble Energy, Inc. (Oil & Gas)	720	72,482
Nordstrom, Inc. (Retail)	720	35,554
Norfolk Southern Corp. (Transportation)	1,680	121,296
Novellus Systems, Inc.* (Semiconductors)	240	11,316
NVIDIA Corp.* (Semiconductors)	1,440	21,269
O’Reilly Automotive, Inc.* (Retail)	960	78,250
Occidental Petroleum Corp. (Oil & Gas)	4,080	407,062
Omnicom Group, Inc. (Advertising)	1,200	54,732
ONEOK, Inc. (Pipelines)	480	39,917
Oracle Corp. (Software)	27,120	764,784
Pall Corp. (Miscellaneous Manufacturing)	720	42,970
Parker Hannifin Corp. (Miscellaneous Manufacturing)	720	58,090
Patterson Cos., Inc. (Healthcare-Products)	240	7,730
Paychex, Inc. (Commercial Services)	1,200	37,800
Peabody Energy Corp. (Coal)	1,920	65,453
PepsiCo, Inc. (Beverages)	10,800	709,236
Perrigo Co. (Pharmaceuticals)	720	68,832
Philip Morris International, Inc. (Agriculture)	12,000	897,240
Pioneer Natural Resources Co. (Oil & Gas)	960	95,328
Plum Creek Timber Co., Inc. (Forest Products & Paper)	480	18,614
PPG Industries, Inc. (Chemicals)	960	85,997
Praxair, Inc. (Chemicals)	2,160	229,392
Precision Castparts Corp. (Metal Fabricate/Hardware)	720	117,850
Priceline.com, Inc.* (Internet)	240	127,075
Procter & Gamble Co. (Cosmetics/Personal Care)	14,160	892,646
Progress Energy, Inc. (Electric)	1,200	65,196
Prologis, Inc. (REIT)	1,200	38,052
Public Storage, Inc. (REIT)	720	99,979
PulteGroup, Inc.* (Home Builders)	960	7,152
Qualcomm, Inc. (Telecommunications)	11,520	677,606
Quest Diagnostics, Inc. (Healthcare-Services)	1,200	69,696

See accompanying notes to the financial statements.

50 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
Ralph Lauren Corp. (Apparel)	480	$72,960
Range Resources Corp. (Oil & Gas)	720	41,414
Raytheon Co. (Aerospace/Defense)	1,440	69,106
Red Hat, Inc.* (Software)	1,440	66,773
Reynolds American, Inc. (Agriculture)	1,200	47,076
Robert Half International, Inc. (Commercial Services)	240	6,646
Rockwell Automation, Inc. (Machinery-Diversified)	960	74,755
Rockwell Collins, Inc. (Aerospace/Defense)	720	41,681
Roper Industries, Inc. (Machinery-Diversified)	720	67,241
Ross Stores, Inc. (Retail)	1,680	85,378
Salesforce.com, Inc.* (Software)	960	112,128
SanDisk Corp.* (Computers)	1,680	77,078
Sara Lee Corp. (Food)	1,440	27,576
Schlumberger, Ltd. (Oil & Gas Services)	9,360	703,591
Scripps Networks Interactive—Class A (Media)	720	31,219
Sherwin-Williams Co. (Chemicals)	480	46,814
Sigma-Aldrich Corp. (Chemicals)	720	48,989
Simon Property Group, Inc. (REIT)	1,440	195,638
Snap-on, Inc. (Hand/Machine Tools)	240	13,562
Southern Co. (Electric)	3,600	164,016
Southwestern Energy Co.* (Oil & Gas)	2,400	74,736
Spectra Energy Corp. (Pipelines)	1,920	60,461
St. Jude Medical, Inc. (Healthcare-Products)	2,160	90,094
Stanley Black & Decker, Inc. (Hand/Machine Tools)	720	50,530
Starbucks Corp. (Retail)	5,040	241,567
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	720	39,053
Stericycle, Inc.* (Environmental Control)	480	40,330
Stryker Corp. (Healthcare-Products)	2,160	119,729
Symantec Corp.* (Internet)	2,160	37,130
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,680	97,171
Target Corp. (Retail)	2,880	146,333
Teradata Corp.* (Computers)	1,200	64,272
Teradyne, Inc.* (Semiconductors)	720	11,772
Texas Instruments, Inc. (Semiconductors)	4,560	147,653
The Chubb Corp. (Insurance)	1,200	80,892
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,440	83,419
The Hershey Co. (Food)	960	58,637
The Home Depot, Inc. (Retail)	4,800	213,072
The JM Smucker Co.—Class A (Food)	480	37,814
The Limited, Inc. (Retail)	1,200	50,232
The Mosaic Co. (Chemicals)	1,200	67,164
The Travelers Cos., Inc. (Insurance)	1,440	83,952
The Williams Cos., Inc. (Pipelines)	1,680	48,418
Thermo Fisher Scientific, Inc.* (Electronics)	1,680	88,872
Tiffany & Co. (Retail)	960	61,248
Time Warner Cable, Inc. (Media)	1,440	106,157
TJX Cos., Inc. (Retail)	2,640	179,890
TripAdvisor, Inc.* (Internet)	480	15,797
Union Pacific Corp. (Transportation)	3,360	384,082
United Parcel Service, Inc.—Class B (Transportation)	6,720	508,368
United Technologies Corp. (Aerospace/Defense)	4,560	357,276
UnitedHealth Group, Inc. (Healthcare-Services)	7,440	385,318
Urban Outfitters, Inc.* (Retail)	480	12,720
V.F. Corp. (Apparel)	720	94,673
Varian Medical Systems, Inc.* (Healthcare-Products)	720	47,426
Ventas, Inc. (REIT)	1,920	111,955
VeriSign, Inc. (Internet)	480	17,789
Verizon Communications, Inc. (Telecommunications)	10,560	397,690
Viacom, Inc.—Class B (Media)	3,840	180,634
Visa, Inc.—Class A (Commercial Services)	3,600	362,304
Vornado Realty Trust (REIT)	720	58,234
W.W. Grainger, Inc. (Distribution/Wholesale)	480	91,555
Wal-Mart Stores, Inc. (Retail)	7,680	471,245
Waters Corp.* (Electronics)	720	62,330
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	960	56,285
WellPoint, Inc. (Healthcare-Services)	1,200	77,184
Western Union Co. (Commercial Services)	1,920	36,672
Whole Foods Market, Inc. (Food)	720	53,302
WPX Energy, Inc.* (Oil & Gas)	721	11,876
Wynn Resorts, Ltd. (Lodging)	480	55,310
Xilinx, Inc. (Semiconductors)	1,920	68,832
YUM! Brands, Inc. (Retail)	3,120	197,590
Zimmer Holdings, Inc.* (Healthcare-Products)	1,200	72,900
TOTAL COMMON STOCKS (Cost $38,374,336)		44,397,565

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $59,000	$59,000	$59,000
TOTAL REPURCHASE AGREEMENTS (Cost $59,000)		59,000
TOTAL INVESTMENT SECURITIES (Cost $38,433,336)—100.1%		44,456,565
Net other assets (liabilities)—(0.1)%		(56,347)
NET ASSETS—100.0%		$44,400,218

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 51

Large-Cap Growth ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$54,732	0.1%
Aerospace/Defense	1,076,909	2.4%
Agriculture	1,157,957	2.6%
Apparel	576,663	1.3%
Auto Parts & Equipment	35,822	0.1%
Banks	7	NM
Beverages	1,849,125	4.2%
Biotechnology	1,115,784	2.5%
Building Materials	8,690	NM
Chemicals	1,408,154	3.2%
Coal	108,341	0.2%
Commercial Services	1,007,055	2.3%
Computers	5,307,011	11.9%
Cosmetics/Personal Care	1,280,884	2.9%
Distribution/Wholesale	204,696	0.5%
Diversified Financial Services	589,588	1.3%
Electric	518,468	1.2%
Electrical Components & Equipment	184,968	0.4%
Electronics	306,408	0.7%
Energy-Alternate Sources	20,294	NM
Engineering & Construction	40,493	0.1%
Environmental Control	40,330	0.1%
Food	783,552	1.8%
Forest Products & Paper	18,614	NM
Hand/Machine Tools	64,092	0.1%
Healthcare-Products	2,454,646	5.5%
Healthcare-Services	783,924	1.8%
Home Builders	7,152	NM
Household Products/Wares	238,353	0.5%
Insurance	385,061	0.9%
Internet	1,959,936	4.4%
Iron/Steel	69,360	0.2%
Leisure Time	31,817	0.1%
Lodging	119,191	0.3%
Machinery-Construction & Mining	379,563	0.9%
Machinery-Diversified	516,389	1.2%
Media	671,588	1.5%
Metal Fabricate/Hardware	117,850	0.3%
Mining	206,573	0.5%
Miscellaneous Manufacturing	998,129	2.2%
Oil & Gas	3,951,519	8.9%
Oil & Gas Services	1,265,367	2.8%
Packaging & Containers	28,267	0.1%
Pharmaceuticals	2,357,719	5.3%
Pipelines	219,733	0.5%
REIT	970,026	2.2%
Retail	3,073,229	6.9%
Semiconductors	1,136,855	2.6%
Software	2,281,836	5.1%
Telecommunications	1,153,342	2.6%
Toys/Games/Hobbies	46,517	0.1%
Transportation	1,214,986	2.7%
Other**	2,653	NM
Total	$44,400,218	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

52 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (98.4%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	936	$24,907
Acuity Brands, Inc. (Electrical Components & Equipment)	520	30,280
Acxiom Corp.* (Software)	2,392	32,818
Aecom Technology Corp.* (Engineering & Construction)	3,432	78,559
Aeropostale, Inc.* (Retail)	936	15,322
Affiliated Managers Group, Inc.* (Diversified Financial Services)	832	83,624
AGCO Corp.* (Machinery-Diversified)	2,912	148,308
Alexander & Baldwin, Inc. (Transportation)	1,248	59,030
Alexandria Real Estate Equities, Inc. (REIT)	832	60,245
Alliant Energy Corp. (Electric)	1,768	74,946
Alliant Techsystems, Inc. (Aerospace/Defense)	520	30,893
AMC Networks, Inc.—Class A* (Media)	1,040	44,470
American Campus Communities, Inc. (REIT)	728	31,158
American Eagle Outfitters, Inc. (Retail)	5,824	82,060
American Financial Group, Inc. (Insurance)	2,288	83,901
American Greetings Corp.—Class A (Household Products/Wares)	1,248	17,934
ANN, Inc.* (Retail)	1,560	37,846
AOL, Inc.* (Internet)	2,912	47,204
Apollo Investment Corp. (Investment Companies)	5,928	45,705
Aqua America, Inc. (Water)	1,872	41,296
Arch Coal, Inc. (Coal)	6,344	91,544
Arrow Electronics, Inc.* (Electronics)	3,328	137,413
Arthur J. Gallagher & Co. (Insurance)	1,560	52,010
Ascena Retail Group, Inc.* (Retail)	728	25,749
Ashland, Inc. (Chemicals)	2,392	150,840
Aspen Insurance Holdings, Ltd. (Insurance)	2,080	55,245
Associated Banc-Corp. (Banks)	5,200	64,792
Astoria Financial Corp. (Savings & Loans)	2,496	20,792
Atmel Corp.* (Semiconductors)	7,904	76,748
Atmos Energy Corp. (Gas)	2,704	87,637
Atwood Oceanics, Inc.* (Oil & Gas)	520	23,910
Avnet, Inc.* (Electronics)	4,472	155,939
Bally Technologies, Inc.* (Entertainment)	624	26,345
BancorpSouth, Inc. (Banks)	2,184	24,526
Bank of Hawaii Corp. (Banks)	728	33,284
Barnes & Noble, Inc.* (Retail)	1,248	15,063
BE Aerospace, Inc.* (Aerospace/Defense)	1,248	52,666
Black Hills Corp. (Electric)	416	14,044
Bob Evans Farms, Inc. (Retail)	936	33,069
BRE Properties, Inc.—Class A (REIT)	936	48,504
Brinker International, Inc. (Retail)	2,392	61,833
Broadridge Financial Solutions, Inc. (Software)	2,080	49,858
Brown & Brown, Inc. (Insurance)	2,080	47,382
Cabot Corp. (Chemicals)	1,976	71,531
Cadence Design Systems, Inc.* (Computers)	5,408	57,108
Camden Property Trust (REIT)	728	46,956
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,040	49,639
Carpenter Technology Corp. (Iron/Steel)	520	27,290
Cathay Bancorp, Inc. (Banks)	2,392	37,650
Charles River Laboratories International, Inc.* (Biotechnology)	832	28,097
Chico’s FAS, Inc. (Retail)	5,096	58,298
Ciena Corp.* (Telecommunications)	1,352	19,672
City National Corp. (Banks)	1,456	66,801
CLARCOR, Inc. (Miscellaneous Manufacturing)	416	21,387
Cleco Corp. (Electric)	832	33,080
Collective Brands, Inc.* (Retail)	1,872	31,188
Commerce Bancshares, Inc. (Banks)	1,352	52,485
Commercial Metals Co. (Metal Fabricate/Hardware)	3,432	49,215
Community Health Systems, Inc.* (Healthcare-Services)	2,704	50,565
Compuware Corp.* (Software)	6,760	52,998
Comstock Resources, Inc.* (Oil & Gas)	1,456	17,530
Con-way, Inc. (Transportation)	1,664	52,815
Convergys Corp.* (Commercial Services)	3,640	48,448
CoreLogic, Inc.* (Commercial Services)	3,224	45,781
Corporate Office Properties Trust (REIT)	2,184	52,918
Corrections Corp. of America* (Commercial Services)	3,016	70,966
Crane Co. (Miscellaneous Manufacturing)	416	19,968
Cree, Inc.* (Semiconductors)	936	23,802
Cullen/Frost Bankers, Inc. (Banks)	832	46,317
Cypress Semiconductor Corp. (Semiconductors)	3,120	53,648
Cytec Industries, Inc. (Chemicals)	1,456	72,596
Deluxe Corp. (Commercial Services)	1,560	39,889
Dick’s Sporting Goods, Inc. (Retail)	832	34,287
Diebold, Inc. (Computers)	1,872	59,324
Domtar Corp. (Forest Products & Paper)	520	44,918
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	2,184	38,766
DST Systems, Inc. (Computers)	1,040	50,762
Duke Realty Corp. (REIT)	7,592	101,657
East West Bancorp, Inc. (Banks)	4,472	98,205
Eaton Vance Corp. (Diversified Financial Services)	1,560	40,076
Energen Corp. (Oil & Gas)	624	30,058
Energizer Holdings, Inc.* (Electrical Components & Equipment)	936	72,184
Equity One, Inc. (REIT)	1,768	33,327
Esterline Technologies Corp.* (Aerospace/Defense)	416	25,438
Everest Re Group, Ltd. (Insurance)	1,664	142,106
Exelis, Inc. (Aerospace/Defense)	5,512	55,065
Fair Isaac Corp. (Software)	416	15,076
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,848	53,795
Fidelity National Title Group, Inc.—Class A (Insurance)	6,656	121,073
First American Financial Corp. (Insurance)	3,224	47,780
First Niagara Financial Group, Inc. (Savings & Loans)	10,504	100,523
FirstMerit Corp. (Banks)	3,328	52,216
Flowers Foods, Inc. (Food)	1,664	32,198
Foot Locker, Inc. (Retail)	4,576	120,074
Forest Oil Corp.* (Oil & Gas)	3,328	43,264
Fortune Brands Home & Security, Inc.* (Building Materials)	3,120	57,938
Fulton Financial Corp. (Banks)	6,032	56,037
GATX Corp. (Trucking & Leasing)	728	31,260
General Cable Corp.* (Electrical Components & Equipment)	1,560	48,142
Graco, Inc. (Machinery-Diversified)	624	28,692
Granite Construction, Inc. (Engineering & Construction)	1,040	27,695
Great Plains Energy, Inc. (Electric)	4,056	83,635

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 53

Common Stocks, continued

	Shares	Value
Greenhill & Co., Inc. (Diversified Financial Services)	520	$24,211
Greif, Inc.—Class A (Packaging & Containers)	936	45,349
GUESS?, Inc. (Retail)	624	18,720
Hancock Holding Co. (Banks)	2,600	86,320
Hanesbrands, Inc.* (Apparel)	2,912	71,635
Hanover Insurance Group, Inc. (Insurance)	1,352	49,159
Harsco Corp. (Miscellaneous Manufacturing)	2,392	53,174
Hawaiian Electric Industries, Inc. (Electric)	2,912	75,566
HCC Insurance Holdings, Inc. (Insurance)	3,432	95,272
Health Management Associates, Inc.—Class A* (Healthcare-Services)	7,696	49,331
Health Net, Inc.* (Healthcare-Services)	2,496	94,199
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,392	39,348
Herman Miller, Inc. (Office Furnishings)	1,768	37,340
Highwoods Properties, Inc. (REIT)	1,248	41,296
Hill-Rom Holdings, Inc. (Healthcare-Products)	832	27,464
HNI Corp. (Office Furnishings)	1,352	36,680
HollyFrontier Corp. (Oil & Gas)	6,240	183,082
Hologic, Inc.* (Healthcare-Products)	3,432	69,978
Hospitality Properties Trust (REIT)	3,744	90,717
HSN, Inc. (Retail)	624	22,271
Hubbell, Inc.—Class B (Electrical Components & Equipment)	416	29,935
Huntington Ingalls Industries, Inc.* (Shipbuilding)	1,456	54,862
IDACORP, Inc. (Electric)	624	26,302
IDEX Corp. (Machinery-Diversified)	936	37,927
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,576	86,853
Integrated Device Technology, Inc.* (Semiconductors)	4,264	27,034
International Bancshares Corp. (Banks)	1,560	29,983
International Rectifier Corp.* (Semiconductors)	2,080	47,424
International Speedway Corp.—Class A (Entertainment)	832	21,457
Intersil Corp.—Class A (Semiconductors)	3,848	43,328
Itron, Inc.* (Electronics)	1,248	48,410
ITT Corp. (Miscellaneous Manufacturing)	2,808	61,046
Janus Capital Group, Inc. (Diversified Financial Services)	5,616	44,198
Jefferies Group, Inc. (Diversified Financial Services)	4,368	66,437
JetBlue Airways Corp.* (Airlines)	6,136	36,386
John Wiley & Sons, Inc. (Media)	416	18,882
Jones Lang LaSalle, Inc. (Real Estate)	1,352	106,484
Kansas City Southern Industries, Inc.* (Transportation)	1,144	78,524
KB Home (Home Builders)	2,184	19,700
KBR, Inc. (Engineering & Construction)	4,472	143,730
Kemper Corp. (Insurance)	1,560	46,441
Kennametal, Inc. (Hand/Machine Tools)	2,392	103,119
Kirby Corp.* (Transportation)	416	27,776
Korn/Ferry International* (Commercial Services)	1,456	23,922
Lamar Advertising Co.—Class A* (Advertising)	936	26,779
Landstar System, Inc. (Transportation)	416	21,278
Lender Processing Services, Inc. (Commercial Services)	1,144	19,025
Lennox International, Inc. (Building Materials)	1,560	56,472
Liberty Property Trust (REIT)	2,080	69,243
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,456	58,517
Lincare Holdings, Inc. (Healthcare-Services)	1,144	29,389
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,248	53,602
Louisiana-Pacific Corp.* (Building Materials)	4,056	34,557
M.D.C. Holdings, Inc. (Home Builders)	1,144	22,674
Mack-Cali Realty Corp. (REIT)	2,600	74,776
Manpower, Inc. (Commercial Services)	2,496	100,115
ManTech International Corp.—Class A (Software)	312	10,967
Martin Marietta Materials (Building Materials)	624	51,486
Masimo Corp.* (Healthcare-Products)	520	11,128
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	416	13,711
MDU Resources Group, Inc. (Electric)	5,720	122,294
MEMC Electronic Materials, Inc.* (Semiconductors)	6,968	31,844
Mentor Graphics Corp.* (Computers)	2,808	38,947
Mercury General Corp. (Insurance)	1,040	45,448
Meredith Corp. (Media)	1,144	36,025
Mine Safety Appliances Co. (Environmental Control)	520	17,753
Minerals Technologies, Inc. (Chemicals)	208	13,198
Mohawk Industries, Inc.* (Textiles)	1,768	108,131
Monster Worldwide, Inc.* (Commercial Services)	3,848	27,706
National Fuel Gas Co. (Gas)	1,040	52,291
National Instruments Corp. (Electronics)	1,040	27,986
National Retail Properties, Inc. (REIT)	1,664	44,945
NCR Corp.* (Computers)	4,784	89,604
New York Community Bancorp (Savings & Loans)	13,208	167,610
Nordson Corp. (Machinery-Diversified)	520	23,577
NSTAR (Electric)	1,248	56,073
NV Energy, Inc. (Electric)	7,072	114,566
NVR, Inc.* (Home Builders)	104	72,098
Office Depot, Inc.* (Retail)	8,424	22,998
OGE Energy Corp. (Electric)	936	49,477
Old Republic International Corp. (Insurance)	7,696	76,037
Olin Corp. (Chemicals)	2,392	53,102
OMEGA Healthcare Investors, Inc. (REIT)	1,768	36,845
Omnicare, Inc. (Pharmaceuticals)	3,432	112,673
Oshkosh Truck Corp.* (Auto Manufacturers)	2,704	65,653
Owens & Minor, Inc. (Distribution/Wholesale)	1,872	56,928
Packaging Corp. of America (Packaging & Containers)	1,664	46,825
Parametric Technology Corp.* (Software)	1,872	47,118
Patriot Coal Corp.* (Coal)	2,704	20,550
Patterson-UTI Energy, Inc. (Oil & Gas)	4,680	88,312
Pentair, Inc. (Miscellaneous Manufacturing)	1,768	65,098
Plains Exploration & Production Co.* (Oil & Gas)	2,808	105,918
Plantronics, Inc. (Telecommunications)	728	27,111
PNM Resources, Inc. (Electric)	2,392	42,602
Polycom, Inc.* (Telecommunications)	2,184	43,571
Potlatch Corp. (REIT)	728	22,219
Prosperity Bancshares, Inc. (Banks)	624	25,902
Protective Life Corp. (Insurance)	2,496	62,425
QLogic Corp.* (Semiconductors)	1,352	23,417
Quest Software, Inc.* (Software)	728	14,815
Questar Corp. (Gas)	3,744	72,184
Quicksilver Resources, Inc.* (Oil & Gas)	3,640	18,236
RadioShack Corp. (Retail)	3,016	21,655

See accompanying notes to the financial statements.

54 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
Ralcorp Holdings, Inc.* (Food)	936	$81,853
Raymond James Financial Corp. (Diversified Financial Services)	3,120	109,200
Rayonier, Inc. (REIT)	1,144	52,315
Realty Income Corp. (REIT)	1,560	56,784
Regal-Beloit Corp. (Hand/Machine Tools)	520	29,520
Regency Centers Corp. (REIT)	1,456	60,162
Regis Corp. (Retail)	1,768	30,304
Reinsurance Group of America, Inc. (Insurance)	2,184	119,006
Reliance Steel & Aluminum Co. (Iron/Steel)	2,288	121,722
Rent-A-Center, Inc. (Commercial Services)	1,768	59,794
RF Micro Devices, Inc.* (Telecommunications)	8,424	42,036
Rollins, Inc. (Commercial Services)	728	15,572
RPM, Inc. (Chemicals)	3,952	98,919
Ruddick Corp. (Food)	1,456	58,735
Saks, Inc.* (Retail)	4,784	47,744
Scholastic Corp. (Media)	728	21,483
Scientific Games Corp.—Class A* (Entertainment)	1,144	12,801
SEI Investments Co. (Commercial Services)	2,912	53,493
Senior Housing Properties Trust (REIT)	2,704	61,327
Sensient Technologies Corp. (Chemicals)	624	24,723
Service Corp. International (Commercial Services)	6,864	76,190
Shaw Group, Inc.* (Engineering & Construction)	1,976	53,629
Signet Jewelers, Ltd. (Retail)	1,248	56,884
Silgan Holdings, Inc. (Packaging & Containers)	520	21,611
Skyworks Solutions, Inc.* (Semiconductors)	1,872	40,398
SL Green Realty Corp. (REIT)	1,248	91,765
Smithfield Foods, Inc.* (Food)	4,888	109,149
Sonoco Products Co. (Packaging & Containers)	3,016	94,401
Sotheby’s—Class A (Commercial Services)	1,248	41,845
Southern Union Co. (Gas)	1,664	72,168
SPX Corp. (Miscellaneous Manufacturing)	728	50,691
StanCorp Financial Group, Inc. (Insurance)	1,352	52,268
Steel Dynamics, Inc. (Iron/Steel)	6,552	104,504
STERIS Corp. (Healthcare-Products)	832	25,027
Superior Energy Services, Inc.* (Oil & Gas Services)	1,560	44,476
SVB Financial Group* (Banks)	624	36,217
Synopsys, Inc.* (Computers)	2,080	60,694
Synovus Financial Corp. (Banks)	23,712	41,259
TCF Financial Corp. (Banks)	4,784	48,031
Tech Data Corp.* (Electronics)	1,248	64,796
Teleflex, Inc. (Healthcare-Products)	416	25,455
Telephone & Data Systems, Inc. (Telecommunications)	2,951	77,619
Tellabs, Inc. (Telecommunications)	11,336	43,077
Temple-Inland, Inc. (Packaging & Containers)	3,328	106,130
Terex Corp.* (Machinery-Construction & Mining)	3,328	65,894
The Brink’s Co. (Miscellaneous Manufacturing)	1,456	41,045
The Cheesecake Factory, Inc.* (Retail)	520	15,382
The Corporate Executive Board Co. (Commercial Services)	416	16,361
The Macerich Co. (REIT)	1,976	107,297
The New York Times Co.—Class A* (Media)	3,640	27,118
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	416	19,702
The Timken Co. (Metal Fabricate/Hardware)	2,496	121,880
The Valspar Corp. (Chemicals)	1,664	71,951
The Wendy’s Co. (Retail)	8,944	41,947
Thomas & Betts Corp.* (Electronics)	520	37,123
Thor Industries, Inc. (Home Builders)	1,352	41,452
Tidewater, Inc. (Transportation)	1,560	84,006
Toll Brothers, Inc.* (Home Builders)	4,472	97,534
Tootsie Roll Industries, Inc. (Food)	416	10,084
Towers Watson & Co.—Class A (Commercial Services)	416	24,877
Transatlantic Holdings, Inc. (Insurance)	1,768	98,036
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,392	75,252
Trustmark Corp. (Banks)	1,976	46,574
tw telecom, Inc.* (Telecommunications)	1,664	33,530
UDR, Inc. (REIT)	3,120	81,182
UGI Corp. (Gas)	3,432	92,355
Unit Corp.* (Oil & Gas)	1,248	56,472
United Rentals, Inc.* (Commercial Services)	1,144	43,747
Universal Corp. (Agriculture)	728	32,673
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,040	42,942
URS Corp.* (Engineering & Construction)	2,392	98,431
UTI Worldwide, Inc. (Transportation)	3,120	46,457
Valassis Communications, Inc.* (Commercial Services)	1,352	30,758
Valley National Bancorp (Banks)	5,720	68,182
ValueClick, Inc.* (Internet)	1,560	27,206
VCA Antech, Inc.* (Pharmaceuticals)	2,600	58,188
Vectren Corp. (Gas)	2,496	71,361
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,912	107,598
Vishay Intertechnology, Inc.* (Electronics)	4,784	58,748
W.R. Berkley Corp. (Insurance)	3,328	114,051
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,040	28,548
Washington Federal, Inc. (Savings & Loans)	3,224	50,810
Waste Connections, Inc. (Environmental Control)	1,040	33,602
Webster Financial Corp. (Banks)	2,184	46,301
Weingarten Realty Investors (REIT)	3,640	88,343
WellCare Health Plans, Inc.* (Healthcare-Services)	1,248	74,581
Werner Enterprises, Inc. (Transportation)	1,352	35,328
Westamerica Bancorp (Banks)	312	14,492
Westar Energy, Inc. (Electric)	3,536	100,564
WGL Holdings, Inc. (Gas)	728	31,049
Williams-Sonoma, Inc. (Retail)	1,456	52,212
WMS Industries, Inc.* (Leisure Time)	1,664	36,425
World Fuel Services Corp. (Retail)	2,184	99,110
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,664	30,634
TOTAL COMMON STOCKS (Cost $14,465,578)		16,295,838
TOTAL INVESTMENT SECURITIES (Cost $14,465,578)—98.4%		16,295,838
Net other assets (liabilities)—1.6%		260,309
NET ASSETS—100.0%		$16,556,147

*  Non-income producing security

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 55

Mid-Cap Value ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$26,779	0.2%
Aerospace/Defense	164,062	1.0%
Agriculture	32,673	0.2%
Airlines	36,386	0.2%
Apparel	71,635	0.4%
Auto Manufacturers	65,653	0.4%
Banks	975,574	5.9%
Biotechnology	135,695	0.8%
Building Materials	200,453	1.2%
Chemicals	556,860	3.4%
Coal	112,094	0.7%
Commercial Services	763,396	4.6%
Computers	356,439	2.2%
Distribution/Wholesale	143,781	0.9%
Diversified Financial Services	396,294	2.4%
Electric	793,149	4.8%
Electrical Components & Equipment	180,541	1.1%
Electronics	530,415	3.2%
Engineering & Construction	402,044	2.4%
Entertainment	99,369	0.6%
Environmental Control	51,355	0.3%
Food	292,019	1.8%
Forest Products & Paper	44,918	0.3%
Gas	479,045	2.9%
Hand/Machine Tools	186,241	1.1%
Healthcare-Products	159,052	1.0%
Healthcare-Services	399,524	2.4%
Home Builders	253,458	1.5%
Household Products/Wares	37,636	0.2%
Insurance	1,307,640	8.0%
Internet	74,410	0.4%
Investment Companies	45,705	0.3%
Iron/Steel	253,516	1.5%
Leisure Time	36,425	0.2%
Machinery-Construction & Mining	65,894	0.4%
Machinery-Diversified	238,504	1.4%
Media	147,978	0.9%
Metal Fabricate/Hardware	201,729	1.2%
Miscellaneous Manufacturing	451,011	2.7%
Office Furnishings	74,020	0.4%
Oil & Gas	566,782	3.4%
Oil & Gas Services	83,824	0.5%
Packaging & Containers	314,316	1.9%
Pharmaceuticals	170,861	1.0%
REIT	1,353,981	8.3%
Real Estate	106,484	0.6%
Retail	944,016	5.7%
Savings & Loans	339,735	2.1%
Semiconductors	421,438	2.5%
Shipbuilding	54,862	0.3%
Software	223,650	1.4%
Telecommunications	286,616	1.7%
Textiles	108,131	0.7%
Transportation	405,214	2.4%
Trucking & Leasing	31,260	0.2%
Water	41,296	0.2%
Other**	260,309	1.6%
Total	$16,556,147	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

56 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (99.7%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	792	$21,075
ACI Worldwide, Inc.* (Software)	693	21,053
Acuity Brands, Inc. (Electrical Components & Equipment)	495	28,824
ADTRAN, Inc. (Telecommunications)	1,188	41,140
Advance Auto Parts, Inc. (Retail)	1,386	106,223
Advent Software, Inc.* (Software)	594	15,593
Aeropostale, Inc.* (Retail)	990	16,206
Affiliated Managers Group, Inc.* (Diversified Financial Services)	495	49,752
Alaska Air Group, Inc.* (Airlines)	693	52,758
Albemarle Corp. (Chemicals)	1,683	108,234
Alexandria Real Estate Equities, Inc. (REIT)	693	50,180
Alliance Data Systems Corp.* (Commercial Services)	990	109,692
Alliant Energy Corp. (Electric)	990	41,966
Alliant Techsystems, Inc. (Aerospace/Defense)	297	17,645
Allscripts Healthcare Solutions, Inc.* (Software)	3,663	70,037
AMC Networks, Inc.—Class A* (Media)	396	16,933
American Campus Communities, Inc. (REIT)	891	38,135
AMERIGROUP Corp.* (Healthcare-Services)	891	60,597
Ametek, Inc. (Electrical Components & Equipment)	3,069	144,243
ANSYS, Inc.* (Software)	1,782	107,793
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,287	67,465
Aqua America, Inc. (Water)	1,485	32,759
Arthur J. Gallagher & Co. (Insurance)	1,188	39,608
Ascena Retail Group, Inc.* (Retail)	792	28,013
Atmel Corp.* (Semiconductors)	3,861	37,490
Atwood Oceanics, Inc.* (Oil & Gas)	792	36,416
Bally Technologies, Inc.* (Entertainment)	495	20,899
Bank of Hawaii Corp. (Banks)	495	22,631
BE Aerospace, Inc.* (Aerospace/Defense)	1,188	50,134
Bill Barrett Corp.* (Oil & Gas)	891	24,609
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	396	40,218
Black Hills Corp. (Electric)	495	16,711
BRE Properties, Inc.—Class A (REIT)	891	46,172
Broadridge Financial Solutions, Inc. (Software)	1,089	26,103
Brown & Brown, Inc. (Insurance)	891	20,297
Cadence Design Systems, Inc.* (Computers)	1,782	18,818
Camden Property Trust (REIT)	891	57,470
CARBO Ceramics, Inc. (Oil & Gas Services)	396	38,511
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	495	23,626
Carpenter Technology Corp. (Iron/Steel)	495	25,978
Carter’s, Inc.* (Apparel)	990	41,501
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	990	54,212
Charles River Laboratories International, Inc.* (Biotechnology)	396	13,373
Church & Dwight, Inc. (Household Products/Wares)	2,772	125,766
Ciena Corp.* (Telecommunications)	990	14,405
Cimarex Energy Co. (Oil & Gas)	1,683	98,254
CLARCOR, Inc. (Miscellaneous Manufacturing)	693	35,627
Clean Harbors, Inc.* (Environmental Control)	891	56,534
Cleco Corp. (Electric)	594	23,617
Commerce Bancshares, Inc. (Banks)	594	23,059
Compass Minerals International, Inc. (Mining)	594	43,404
Concur Technologies, Inc.* (Software)	891	46,644
Copart, Inc.* (Retail)	990	46,570
Corn Products International, Inc. (Food)	1,485	82,403
Covance, Inc.* (Healthcare-Services)	1,188	52,046
Crane Co. (Miscellaneous Manufacturing)	693	33,264
Cree, Inc.* (Semiconductors)	1,584	40,281
Cullen/Frost Bankers, Inc. (Banks)	693	38,579
Cypress Semiconductor Corp. (Semiconductors)	990	17,023
Deckers Outdoor Corp.* (Apparel)	792	64,033
Dick’s Sporting Goods, Inc. (Retail)	1,287	53,037
Domtar Corp. (Forest Products & Paper)	396	34,206
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,386	100,208
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,485	76,077
Dril-Quip, Inc.* (Oil & Gas Services)	693	45,717
Eaton Vance Corp. (Diversified Financial Services)	1,287	33,063
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,277	84,636
Energen Corp. (Oil & Gas)	990	47,688
Energizer Holdings, Inc.* (Electrical Components & Equipment)	693	53,444
Equinix, Inc.* (Internet)	891	106,884
Essex Property Trust, Inc. (REIT)	693	99,792
Esterline Technologies Corp.* (Aerospace/Defense)	297	18,162
FactSet Research Systems, Inc. (Media)	891	78,693
Fair Isaac Corp. (Software)	396	14,351
Federal Realty Investment Trust (REIT)	1,188	112,218
Flowers Foods, Inc. (Food)	1,089	21,072
Fortune Brands Home & Security, Inc.* (Building Materials)	990	18,384
Fossil, Inc.* (Distribution/Wholesale)	990	94,100
FTI Consulting, Inc.* (Commercial Services)	792	33,913
Gardner Denver, Inc. (Machinery-Diversified)	990	73,854
Gartner Group, Inc.* (Commercial Services)	1,782	67,556
GATX Corp. (Trucking & Leasing)	396	17,004
Gen-Probe, Inc.* (Healthcare-Products)	891	59,635
Gentex Corp. (Electronics)	2,772	74,484
Global Payments, Inc. (Commercial Services)	1,485	74,280
Graco, Inc. (Machinery-Diversified)	693	31,864
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,475	132,016
Greenhill & Co., Inc. (Diversified Financial Services)	198	9,219
GUESS?, Inc. (Retail)	891	26,730
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	495	8,143
Henry Schein, Inc.* (Healthcare-Products)	1,782	126,326
Highwoods Properties, Inc. (REIT)	594	19,655
Hill-Rom Holdings, Inc. (Healthcare-Products)	594	19,608
HMS Holdings Corp.* (Commercial Services)	1,683	55,556
Hologic, Inc.* (Healthcare-Products)	2,871	58,540
Home Properties, Inc. (REIT)	891	53,086
HSN, Inc. (Retail)	396	14,133
Hubbell, Inc.—Class B (Electrical Components & Equipment)	792	56,992

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 57

Common Stocks, continued

	Shares	Value
IDACORP, Inc. (Electric)	594	$25,037
IDEX Corp. (Machinery-Diversified)	990	40,115
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,089	92,119
Informatica Corp.* (Software)	2,079	87,942
Intrepid Potash, Inc.* (Chemicals)	990	23,651
ITT Educational Services, Inc.* (Commercial Services)	396	26,085
J.B. Hunt Transport Services, Inc. (Transportation)	1,683	85,951
Jack Henry & Associates, Inc. (Computers)	1,683	57,559
John Wiley & Sons, Inc. (Media)	693	31,455
Kansas City Southern Industries, Inc.* (Transportation)	1,386	95,135
Kirby Corp.* (Transportation)	792	52,882
Lam Research Corp.* (Semiconductors)	2,277	96,977
Lamar Advertising Co.—Class A* (Advertising)	495	14,162
Lancaster Colony Corp. (Food)	396	27,518
Landstar System, Inc. (Transportation)	693	35,447
Lender Processing Services, Inc. (Commercial Services)	891	14,817
Liberty Property Trust (REIT)	891	29,661
Life Time Fitness, Inc.* (Leisure Time)	792	38,919
Lincare Holdings, Inc. (Healthcare-Services)	990	25,433
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	792	34,016
LKQ Corp.* (Distribution/Wholesale)	2,871	93,595
ManTech International Corp.—Class A (Software)	198	6,960
Martin Marietta Materials (Building Materials)	495	40,842
Masimo Corp.* (Healthcare-Products)	792	16,949
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	297	9,789
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,188	39,311
Mednax, Inc.* (Healthcare-Services)	990	70,508
Mettler Toledo International, Inc.* (Electronics)	594	104,247
Micros Systems, Inc.* (Computers)	1,584	78,741
Mine Safety Appliances Co. (Environmental Control)	297	10,140
Minerals Technologies, Inc. (Chemicals)	198	12,563
Monster Beverage Corp.* (Beverages)	1,485	155,197
MSC Industrial Direct Co.—Class A (Retail)	891	67,734
MSCI, Inc.—Class A* (Software)	2,277	74,185
National Fuel Gas Co. (Gas)	891	44,799
National Instruments Corp. (Electronics)	1,089	29,305
National Retail Properties, Inc. (REIT)	990	26,740
NeuStar, Inc.* (Telecommunications)	1,287	46,988
NewMarket Corp. (Chemicals)	198	42,806
Nordson Corp. (Machinery-Diversified)	792	35,909
Northern Oil and Gas, Inc.* (Oil & Gas)	1,188	29,700
NSTAR (Electric)	1,188	53,377
Oceaneering International, Inc. (Oil & Gas Services)	2,079	101,019
OGE Energy Corp. (Electric)	1,287	68,031
Oil States International, Inc.* (Oil & Gas Services)	990	78,893
OMEGA Healthcare Investors, Inc. (REIT)	891	18,568
Packaging Corp. of America (Packaging & Containers)	792	22,287
Panera Bread Co.—Class A* (Retail)	594	88,061
Parametric Technology Corp.* (Software)	1,089	27,410
Pentair, Inc. (Miscellaneous Manufacturing)	792	29,161
PetSmart, Inc. (Retail)	2,178	115,913
Plains Exploration & Production Co.* (Oil & Gas)	990	37,343
Plantronics, Inc. (Telecommunications)	396	14,747
Polaris Industries, Inc. (Leisure Time)	1,287	82,883
Polycom, Inc.* (Telecommunications)	2,079	41,476
Potlatch Corp. (REIT)	297	9,064
Prosperity Bancshares, Inc. (Banks)	495	20,547
PVH Corp. (Retail)	1,287	99,344
QLogic Corp.* (Semiconductors)	1,089	18,861
Quest Software, Inc.* (Software)	594	12,088
Questar Corp. (Gas)	990	19,087
Rackspace Hosting, Inc.* (Internet)	1,980	85,952
Ralcorp Holdings, Inc.* (Food)	495	43,288
Rayonier, Inc. (REIT)	1,584	72,436
Realty Income Corp. (REIT)	1,584	57,658
Regal-Beloit Corp. (Hand/Machine Tools)	495	28,101
Regency Centers Corp. (REIT)	792	32,725
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,485	134,927
ResMed, Inc.* (Healthcare-Products)	2,871	83,345
Riverbed Technology, Inc.* (Computers)	2,970	71,102
Rock-Tenn Co.—Class A (Packaging & Containers)	1,386	85,738
Rollins, Inc. (Commercial Services)	792	16,941
Rovi Corp.* (Semiconductors)	2,079	66,715
Scientific Games Corp.—Class A* (Entertainment)	396	4,431
SEI Investments Co. (Commercial Services)	990	18,186
Semtech Corp.* (Semiconductors)	1,287	36,680
Senior Housing Properties Trust (REIT)	1,386	31,434
Sensient Technologies Corp. (Chemicals)	594	23,534
Signature Bank* (Banks)	891	51,812
Signet Jewelers, Ltd. (Retail)	891	40,612
Silgan Holdings, Inc. (Packaging & Containers)	594	24,687
Silicon Laboratories, Inc.* (Semiconductors)	792	34,721
Skyworks Solutions, Inc.* (Semiconductors)	2,376	51,274
SL Green Realty Corp. (REIT)	891	65,515
SM Energy Co. (Oil & Gas)	1,188	86,225
Solera Holdings, Inc. (Software)	1,386	66,209
Sotheby’s—Class A (Commercial Services)	495	16,597
Southern Union Co. (Gas)	1,287	55,817
SPX Corp. (Miscellaneous Manufacturing)	495	34,467
STERIS Corp. (Healthcare-Products)	594	17,868
Strayer Education, Inc. (Commercial Services)	198	21,542
Superior Energy Services, Inc.* (Oil & Gas Services)	594	16,935
SVB Financial Group* (Banks)	396	22,984
Synopsys, Inc.* (Computers)	1,386	40,443
Taubman Centers, Inc. (REIT)	1,089	72,996
Techne Corp. (Healthcare-Products)	693	47,297
Teleflex, Inc. (Healthcare-Products)	495	30,289
The Cheesecake Factory, Inc.* (Retail)	693	20,499
The Cooper Cos., Inc. (Healthcare-Products)	891	64,277
The Corporate Executive Board Co. (Commercial Services)	396	15,575
The Macerich Co. (REIT)	1,287	69,884
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	594	28,132
The Valspar Corp. (Chemicals)	792	34,246
The Warnaco Group, Inc.* (Apparel)	792	46,134

See accompanying notes to the financial statements.

58 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
Thomas & Betts Corp.* (Electronics)	693	$49,473
Thoratec Corp.* (Healthcare-Products)	1,188	34,927
Tibco Software, Inc.* (Internet)	3,069	80,009
Tootsie Roll Industries, Inc. (Food)	198	4,800
Towers Watson & Co.—Class A (Commercial Services)	792	47,362
Tractor Supply Co. (Retail)	1,386	111,947
Trimble Navigation, Ltd.* (Electronics)	2,376	111,268
Triumph Group, Inc. (Aerospace/Defense)	792	49,555
Tupperware Corp. (Household Products/Wares)	1,089	68,433
tw telecom, Inc.* (Telecommunications)	1,782	35,907
UDR, Inc. (REIT)	2,178	56,672
Under Armour, Inc.—Class A* (Apparel)	693	55,177
United Rentals, Inc.* (Commercial Services)	495	18,929
United Therapeutics Corp.* (Biotechnology)	990	48,688
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,188	49,053
Valmont Industries, Inc. (Metal Fabricate/Hardware)	396	41,544
ValueClick, Inc.* (Internet)	594	10,359
VeriFone Systems, Inc.* (Software)	1,980	84,546
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,178	80,477
Wabtec Corp. (Machinery-Diversified)	891	61,292
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	990	27,176
Waste Connections, Inc. (Environmental Control)	1,485	47,980
Watsco, Inc. (Distribution/Wholesale)	594	40,968
Westamerica Bancorp (Banks)	297	13,796
WGL Holdings, Inc. (Gas)	495	21,112
Williams-Sonoma, Inc. (Retail)	990	35,501
Woodward, Inc. (Electronics)	1,188	49,872
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	990	37,482
TOTAL COMMON STOCKS (Cost $8,016,138)		11,121,512

Repurchase Agreements(a)(NM)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%–0.15%, dated 1/31/12, due 2/1/12, total to be received $1,000	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000
TOTAL INVESTMENT SECURITIES (Cost $8,017,138)—99.7%		11,122,512
Net other assets (liabilities)—0.3%		35,944
NET ASSETS—100.0%		$11,158,456

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$14,162	0.1%
Aerospace/Defense	135,496	1.2%
Airlines	52,758	0.5%
Apparel	206,845	1.9%
Banks	193,408	1.7%
Beverages	287,213	2.6%
Biotechnology	317,683	2.8%
Building Materials	59,226	0.5%
Chemicals	245,034	2.2%
Commercial Services	558,106	5.0%
Computers	266,663	2.4%
Distribution/Wholesale	228,663	2.0%
Diversified Financial Services	119,210	1.1%
Electric	228,739	2.0%
Electrical Components & Equipment	283,503	2.5%
Electronics	418,649	3.8%
Entertainment	25,330	0.2%
Environmental Control	114,654	1.0%
Food	179,081	1.6%
Forest Products & Paper	34,206	0.3%
Gas	140,815	1.3%
Hand/Machine Tools	62,117	0.6%
Healthcare-Products	651,180	5.8%
Healthcare-Services	257,637	2.3%
Household Products/Wares	222,331	2.0%
Insurance	59,905	0.5%
Internet	283,204	2.5%
Iron/Steel	25,978	0.2%
Leisure Time	121,802	1.1%
Machinery-Diversified	280,516	2.5%
Media	127,081	1.1%
Metal Fabricate/Hardware	41,544	0.4%
Mining	43,404	0.4%
Miscellaneous Manufacturing	333,607	3.0%
Oil & Gas	360,235	3.2%
Oil & Gas Services	365,295	3.3%
Packaging & Containers	132,712	1.2%
Pharmaceuticals	178,159	1.6%
REIT	1,020,061	9.2%
Retail	870,523	7.9%
Semiconductors	400,022	3.6%
Software	660,914	6.0%
Telecommunications	194,663	1.7%
Transportation	269,415	2.4%
Trucking & Leasing	17,004	0.2%
Water	32,759	0.3%
Other**	36,944	0.3%
Total	$11,158,456	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 59

Common Stocks (99.5%)

	Shares	Value
A.M. Castle & Co.*^ (Metal Fabricate/Hardware)	2,827	$29,316
AAON, Inc.^ (Building Materials)	1,542	31,226
AAR Corp.^ (Aerospace/Defense)	6,682	141,592
ABM Industries, Inc. (Commercial Services)	8,224	178,461
Acadia Realty Trust (REIT)	2,827	59,424
Actuant Corp.—Class A (Miscellaneous Manufacturing)	11,565	293,173
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	7,453	79,300
Aegion Corp.* (Engineering & Construction)	6,682	114,062
Affymetrix, Inc.* (Healthcare-Products)	11,822	56,864
Agilysys, Inc.* (Computers)	2,570	20,920
AK Steel Holding Corp. (Iron/Steel)	18,761	177,104
Albany International Corp.—Class A (Machinery-Diversified)	4,883	117,290
Align Technology, Inc.* (Healthcare-Products)	3,855	90,824
ALLETE, Inc. (Electric)	2,827	117,179
Alliance One International, Inc.* (Agriculture)	14,906	43,376
Almost Family, Inc.* (Healthcare-Services)	1,285	24,209
AMCOL International Corp. (Mining)	1,799	51,379
Amedisys, Inc.* (Healthcare-Services)	4,883	51,272
American Vanguard Corp. (Chemicals)	2,570	38,627
Amerisafe, Inc.* (Insurance)	3,084	75,805
AMN Healthcare Services, Inc.* (Commercial Services)	6,939	35,320
AmSurg Corp.* (Healthcare-Services)	2,056	52,942
Anixter International, Inc.* (Telecommunications)	4,626	303,049
Apogee Enterprises, Inc. (Building Materials)	4,883	67,141
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,084	118,981
Arctic Cat, Inc.* (Leisure Time)	2,056	61,351
Arkansas Best Corp. (Transportation)	4,369	79,166
Arris Group, Inc.* (Telecommunications)	20,046	234,137
Astec Industries, Inc.* (Machinery-Construction & Mining)	3,341	112,993
ATMI, Inc.* (Semiconductors)	3,084	72,104
Avid Technology, Inc.* (Software)	4,883	47,316
Avista Corp. (Electric)	9,766	247,470
B&G Foods, Inc.—Class A (Food)	4,369	99,002
Badger Meter, Inc. (Electronics)	771	24,780
Bank Mutual Corp. (Savings & Loans)	7,710	30,917
Bank of the Ozarks, Inc. (Banks)	2,056	57,547
Barnes Group, Inc. (Miscellaneous Manufacturing)	7,967	201,485
Basic Energy Services, Inc.* (Oil & Gas Services)	3,341	60,171
BBCN Bancorp, Inc.* (Banks)	13,107	132,643
Bel Fuse, Inc.—Class B (Electronics)	1,799	36,430
Belden, Inc. (Electrical Components & Equipment)	4,883	191,462
Benchmark Electronics, Inc.* (Electronics)	9,766	167,975
Big 5 Sporting Goods Corp. (Retail)	3,598	28,568
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,542	29,838
BioMed Realty Trust, Inc. (REIT)	25,957	482,021
Black Box Corp. (Telecommunications)	3,084	95,357
Blue Coat Systems, Inc.* (Internet)	3,084	79,444
Blyth, Inc. (Household Products/Wares)	257	16,178
Boston Private Financial Holdings, Inc. (Banks)	13,107	108,002
Bottomline Technologies, Inc.* (Software)	2,056	56,211
Boyd Gaming Corp.* (Lodging)	9,252	81,140
Brady Corp.—Class A (Electronics)	8,995	291,168
Briggs & Stratton Corp. (Machinery-Diversified)	8,481	132,388
Brightpoint, Inc.* (Distribution/Wholesale)	11,565	135,542
Bristow Group, Inc. (Transportation)	6,168	302,602
Brookline Bancorp, Inc. (Savings & Loans)	11,822	109,590
Brooks Automation, Inc. (Semiconductors)	3,598	38,571
Brown Shoe Co., Inc. (Retail)	7,196	68,002
Brunswick Corp. (Leisure Time)	10,280	219,375
Buckeye Technologies, Inc. (Forest Products & Paper)	2,313	77,555
Cabela’s, Inc.* (Retail)	7,196	187,672
Cal-Maine Foods, Inc. (Food)	2,313	87,801
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	3,341	41,729
Calavo Growers, Inc. (Food)	771	20,971
Calgon Carbon Corp.* (Environmental Control)	5,397	88,187
Callaway Golf Co. (Leisure Time)	11,051	74,042
Cambrex Corp.* (Biotechnology)	4,883	38,380
Cantel Medical Corp. (Healthcare-Products)	771	24,340
Cardtronics, Inc.* (Commercial Services)	2,827	72,230
Career Education Corp.* (Commercial Services)	10,280	103,931
Cascade Corp. (Machinery-Diversified)	771	43,808
Cbeyond, Inc.* (Telecommunications)	5,140	43,690
CDI Corp. (Commercial Services)	2,056	30,778
Cedar Shopping Centers, Inc. (REIT)	9,509	47,450
Centene Corp.* (Healthcare-Services)	2,827	127,780
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,196	68,074
Central Vermont Public Service Corp. (Electric)	1,285	45,193
Century Aluminum Co.* (Mining)	9,252	92,798
Ceradyne, Inc.* (Miscellaneous Manufacturing)	4,112	136,066
CH Energy Group, Inc. (Electric)	1,028	58,473
Checkpoint Systems, Inc.* (Electronics)	6,682	70,295
Christopher & Banks Corp. (Retail)	6,168	12,768
CIBER, Inc.* (Computers)	12,336	53,662
Cincinnati Bell, Inc.* (Telecommunications)	33,153	114,378
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,799	68,200
City Holding Co. (Banks)	1,285	45,669
Clearwater Paper Corp.* (Forest Products & Paper)	1,542	56,314
Cloud Peak Energy, Inc.* (Coal)	7,710	146,105
Cohu, Inc. (Semiconductors)	4,112	53,991
Coldwater Creek, Inc.* (Retail)	15,163	13,343
Colonial Properties Trust (REIT)	10,537	225,281
Columbia Banking System, Inc. (Banks)	6,682	140,322
Comfort Systems USA, Inc. (Building Materials)	6,425	76,843
Community Bank System, Inc. (Banks)	3,341	91,410
Comtech Telecommunications Corp. (Telecommunications)	3,341	103,103
CONMED Corp.* (Healthcare-Products)	4,626	136,004
Consolidated Graphics, Inc.* (Commercial Services)	514	26,106
Corinthian Colleges, Inc.* (Commercial Services)	14,392	43,320

See accompanying notes to the financial statements.

60 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
Cousins Properties, Inc. (REIT)	17,476	$128,798
Cracker Barrel Old Country Store, Inc. (Retail)	1,285	67,424
Crocs, Inc.* (Apparel)	9,766	185,749
Cross Country Healthcare, Inc.* (Commercial Services)	5,397	33,299
CryoLife, Inc.* (Healthcare-Products)	4,883	26,075
CSG Systems International, Inc.* (Software)	2,313	37,633
CTS Corp. (Electronics)	5,911	59,465
Curtiss-Wright Corp. (Aerospace/Defense)	7,967	297,647
Daktronics, Inc. (Electronics)	6,168	67,478
Darling International, Inc.* (Environmental Control)	10,537	161,005
DealerTrack Holdings, Inc.* (Internet)	3,084	84,286
Delphi Financial Group, Inc.—Class A (Insurance)	9,252	411,807
Diamond Foods, Inc. (Food)	1,542	56,036
DiamondRock Hospitality Co. (REIT)	28,270	297,966
Digi International, Inc.* (Software)	4,369	49,326
Digital Generation, Inc.* (Media)	4,626	64,301
Digital River, Inc.* (Internet)	6,425	102,864
Dime Community Bancshares, Inc. (Savings & Loans)	4,626	63,746
Diodes, Inc.* (Semiconductors)	2,313	59,629
Drew Industries, Inc.* (Building Materials)	3,341	86,766
DSP Group, Inc.* (Semiconductors)	3,855	22,089
Dycom Industries, Inc.* (Engineering & Construction)	5,654	120,826
E.W. Scripps Co.* (Media)	5,397	45,713
Eagle Materials, Inc. (Building Materials)	4,883	143,609
eHealth, Inc.* (Insurance)	1,028	16,633
El Paso Electric Co. (Electric)	2,570	89,436
Electro Scientific Industries, Inc. (Electronics)	4,112	62,420
EMCOR Group, Inc. (Engineering & Construction)	11,308	326,010
Emergent Biosolutions, Inc.* (Biotechnology)	1,285	21,806
Employers Holdings, Inc. (Insurance)	5,911	106,162
Encore Capital Group, Inc.* (Diversified Financial Services)	1,028	24,158
Encore Wire Corp. (Electrical Components & Equipment)	3,341	91,209
EnerSys* (Electrical Components & Equipment)	7,967	230,884
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	3,598	127,045
Entertainment Properties Trust (REIT)	3,598	160,003
Enzo Biochem, Inc.* (Biotechnology)	3,341	8,520
EPIQ Systems, Inc. (Software)	2,827	34,461
eResearchTechnology, Inc.* (Internet)	4,112	22,780
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	4,626	139,104
Ethan Allen Interiors, Inc. (Home Furnishings)	4,369	103,108
Exterran Holdings, Inc.* (Oil & Gas Services)	10,280	95,398
Extra Space Storage, Inc. (REIT)	8,224	216,456
F.N.B. Corp. (Banks)	23,644	277,108
Federal Signal Corp.* (Miscellaneous Manufacturing)	10,537	44,572
FEI Co.* (Electronics)	2,056	90,587
First BanCorp.* (Banks)	3,598	13,313
First Commonwealth Financial Corp. (Banks)	17,733	98,241
First Financial Bancorp (Banks)	5,397	93,800
First Financial Bankshares, Inc. (Banks)	2,313	78,827
First Midwest Bancorp, Inc. (Banks)	12,593	137,012
Forestar Group, Inc.* (Real Estate)	5,911	94,103
Franklin Street Properties Corp. (REIT)	12,336	125,704
Fred’s, Inc. (Retail)	6,425	94,769
Fuller (H.B.) Co. (Chemicals)	4,369	125,041
G & K Services, Inc. (Textiles)	3,084	101,340
GenCorp, Inc.* (Aerospace/Defense)	10,023	55,026
General Communication, Inc.—Class A* (Telecommunications)	3,341	34,780
Gentiva Health Services, Inc.* (Healthcare-Services)	5,140	37,316
Getty Realty Corp. (REIT)	4,626	77,532
Gibraltar Industries, Inc.* (Building Materials)	5,140	80,544
Glacier Bancorp, Inc. (Banks)	12,079	168,744
Greatbatch, Inc.* (Healthcare-Products)	1,285	30,095
Griffon Corp. (Miscellaneous Manufacturing)	7,710	76,869
Group 1 Automotive, Inc. (Retail)	3,855	205,626
Gulf Island Fabrication, Inc. (Oil & Gas Services)	2,313	70,200
Gulfport Energy Corp.* (Oil & Gas)	2,570	84,476
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	5,654	110,762
Hanmi Financial Corp.* (Banks)	3,341	27,530
Harmonic, Inc.* (Telecommunications)	19,532	114,653
Harte-Hanks, Inc. (Advertising)	7,453	71,921
Haverty Furniture Cos., Inc. (Retail)	3,341	41,696
Haynes International, Inc. (Metal Fabricate/Hardware)	771	46,846
Headwaters, Inc.* (Energy-Alternate Sources)	6,168	16,345
Healthcare Realty Trust, Inc. (REIT)	7,710	162,450
Healthcare Services Group, Inc. (Commercial Services)	4,112	76,853
Healthways, Inc.* (Healthcare-Services)	5,654	42,744
Heartland Express, Inc. (Transportation)	5,654	83,792
Heartland Payment Systems, Inc. (Commercial Services)	2,570	61,680
Heidrick & Struggles International, Inc. (Commercial Services)	3,084	67,786
Helen of Troy, Ltd.* (Household Products/Wares)	2,313	74,409
Hillenbrand, Inc. (Commercial Services)	3,598	84,373
Home Bancshares, Inc. (Banks)	2,313	60,277
Horace Mann Educators Corp. (Insurance)	6,682	104,506
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,827	92,415
Hot Topic, Inc. (Retail)	7,196	52,675
Hub Group, Inc.—Class A* (Transportation)	2,827	96,768
Iconix Brand Group, Inc.* (Apparel)	3,598	66,239
iGATE Corp.* (Computers)	2,827	51,508
Independent Bank Corp./MA (Banks)	3,598	99,809
Inland Real Estate Corp. (REIT)	8,995	76,907
Insight Enterprises, Inc.* (Computers)	7,453	137,582
Insperity, Inc. (Commercial Services)	3,855	108,017
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	1,028	30,347
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,285	21,460
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	6,682	101,032
Interface, Inc.—Class A (Office Furnishings)	9,766	129,790
Intermec, Inc.* (Machinery-Diversified)	8,738	73,749
Interval Leisure Group, Inc.* (Leisure Time)	3,598	48,933

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 61

Common Stocks, continued

	Shares	Value
Intevac, Inc.* (Machinery-Diversified)	3,855	$32,112
Invacare Corp. (Healthcare-Products)	5,397	92,181
Investment Technology Group, Inc.* (Diversified Financial Services)	6,682	75,774
ION Geophysical Corp.* (Oil & Gas Services)	14,649	108,842
Jack in the Box, Inc.* (Retail)	7,453	158,004
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	4,369	66,758
John Bean Technologies Corp. (Miscellaneous Manufacturing)	4,883	80,130
K-Swiss, Inc.—Class A* (Apparel)	4,626	15,636
Kaiser Aluminum Corp. (Mining)	2,570	126,907
Kaman Corp. (Aerospace/Defense)	2,056	64,086
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	2,056	35,898
Kaydon Corp. (Metal Fabricate/Hardware)	3,341	113,995
Kelly Services, Inc.—Class A (Commercial Services)	4,883	78,909
Kensey Nash Corp. (Healthcare-Products)	514	11,930
Kilroy Realty Corp. (REIT)	4,883	203,279
Kindred Healthcare, Inc.* (Healthcare-Services)	8,738	107,215
Kirkland’s, Inc.* (Retail)	1,285	19,236
Kite Realty Group Trust (REIT)	10,794	53,970
Knight Transportation, Inc. (Transportation)	5,397	95,041
Kopin Corp.* (Semiconductors)	6,168	23,932
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,799	68,344
Kraton Performance Polymers, Inc.* (Chemicals)	2,313	65,782
La-Z-Boy, Inc.* (Home Furnishings)	8,738	115,167
Laclede Group, Inc. (Gas)	3,855	160,599
LaSalle Hotel Properties (REIT)	14,135	382,352
Lawson Products, Inc. (Metal Fabricate/Hardware)	514	8,630
Lexington Realty Trust (REIT)	22,873	196,708
LHC Group, Inc.* (Healthcare-Services)	2,570	38,087
Lincoln Educational Services Corp. (Commercial Services)	3,855	33,654
Lithia Motors, Inc.—Class A (Retail)	3,598	79,912
Live Nation, Inc.* (Commercial Services)	24,929	256,270
Liz Claiborne, Inc.* (Retail)	7,967	74,093
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,542	54,047
LTC Properties, Inc. (REIT)	2,313	73,900
Lumber Liquidators Holdings, Inc.* (Retail)	1,285	27,448
Lumos Networks Corp. (Telecommunications)	2,570	38,627
Lydall, Inc.* (Miscellaneous Manufacturing)	2,827	26,630
M/I Schottenstein Homes, Inc.* (Home Builders)	3,084	35,003
Maidenform Brands, Inc.* (Apparel)	1,799	35,980
Marcus Corp. (Lodging)	3,341	40,460
MarineMax, Inc.* (Retail)	3,855	31,688
Marriott Vacations Worldwide Corp.* (Entertainment)	4,626	95,990
Materion Corp.* (Mining)	3,341	98,259
Matrix Service Co.* (Oil & Gas Services)	4,369	50,855
Meadowbrook Insurance Group, Inc. (Insurance)	8,738	87,118
Measurement Specialties, Inc.* (Electronics)	771	25,058
Medical Properties Trust, Inc. (REIT)	18,761	201,118
Mercury Computer Systems, Inc.* (Computers)	2,313	30,971
Meridian Bioscience, Inc. (Healthcare-Products)	2,827	49,303
Merit Medical Systems, Inc.* (Healthcare-Products)	2,827	39,889
Meritage Homes Corp.* (Home Builders)	4,626	111,949
Methode Electronics, Inc. (Electronics)	6,168	61,248
Micrel, Inc. (Semiconductors)	3,084	35,651
Microsemi Corp.* (Semiconductors)	4,369	86,419
Midas, Inc.* (Commercial Services)	1,542	13,107
MKS Instruments, Inc. (Semiconductors)	3,341	100,731
Mobile Mini, Inc.* (Storage/Warehousing)	5,911	122,949
Molina Healthcare, Inc.* (Healthcare-Services)	4,883	149,469
Monarch Casino & Resort, Inc.* (Lodging)	2,056	21,896
Monolithic Power Systems, Inc.* (Semiconductors)	1,799	29,486
Monotype Imaging Holdings, Inc.* (Software)	3,084	48,141
Moog, Inc.—Class A* (Aerospace/Defense)	2,570	109,533
Movado Group, Inc. (Miscellaneous Manufacturing)	2,827	52,045
Mueller Industries, Inc. (Metal Fabricate/Hardware)	6,425	284,049
Multimedia Games Holding Co., Inc.* (Entertainment)	3,084	23,284
Myers Industries, Inc. (Miscellaneous Manufacturing)	5,654	75,255
Nanometrics, Inc.* (Semiconductors)	1,028	20,817
Nash Finch Co. (Food)	2,056	60,056
National Financial Partners* (Diversified Financial Services)	6,939	106,861
National Penn Bancshares, Inc. (Banks)	20,817	180,900
Natus Medical, Inc.* (Healthcare-Products)	4,883	55,227
Navigant Consulting Co.* (Commercial Services)	8,738	111,934
NBT Bancorp, Inc. (Banks)	5,654	127,215
NCI Building Systems, Inc.* (Building Materials)	2,313	27,085
NCI, Inc.—Class A* (Computers)	1,285	9,406
Neenah Paper, Inc. (Forest Products & Paper)	2,570	61,089
Neutral Tandem, Inc.* (Telecommunications)	1,542	18,951
New Jersey Resources Corp. (Gas)	3,341	159,433
Newport Corp.* (Electronics)	6,425	118,670
Northwest Bancshares, Inc. (Savings & Loans)	16,448	202,639
Northwest Natural Gas Co. (Gas)	1,799	85,542
NorthWestern Corp. (Electric)	2,827	99,341
Novatel Wireless, Inc.* (Telecommunications)	5,397	15,489
NTELOS Holdings Corp. (Telecommunications)	2,570	58,673
Nutrisystem, Inc. (Internet)	4,883	58,108
O’Charley’s, Inc.* (Retail)	3,084	20,015
OfficeMax, Inc.* (Retail)	14,649	81,009
Old Dominion Freight Line, Inc.* (Transportation)	2,313	98,580
Old National Bancorp (Banks)	15,934	187,543
Olympic Steel, Inc. (Metal Fabricate/Hardware)	1,542	39,768
OM Group, Inc.* (Chemicals)	5,397	146,421
Omnicell, Inc.* (Software)	3,341	51,719
On Assignment, Inc.* (Commercial Services)	6,168	69,143
Oplink Communications, Inc.* (Telecommunications)	1,285	24,068
Orbital Sciences Corp.* (Aerospace/Defense)	10,023	145,233

See accompanying notes to the financial statements.

62 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
Orion Marine Group, Inc.* (Engineering & Construction)	4,626	$33,492
Oritani Financial Corp. (Savings & Loans)	2,056	26,666
Overseas Shipholding Group, Inc. (Transportation)	4,369	55,530
Oxford Industries, Inc. (Apparel)	1,285	65,445
P.F. Chang’s China Bistro, Inc. (Retail)	1,285	41,840
PacWest Bancorp (Banks)	3,855	81,996
Palomar Medical Technologies, Inc.* (Healthcare-Products)	3,341	30,236
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,542	55,682
PAREXEL International Corp.* (Commercial Services)	5,654	136,261
Park Electrochemical Corp. (Electronics)	2,056	62,441
Parkway Properties, Inc. (REIT)	3,855	37,278
PC-Tel, Inc. (Internet)	3,084	22,945
Penn Virginia Corp. (Oil & Gas)	7,710	35,697
Pennsylvania REIT (REIT)	9,509	116,771
Perficient, Inc.* (Internet)	5,140	57,208
Pericom Semiconductor Corp.* (Semiconductors)	4,112	32,896
Perry Ellis International, Inc.* (Apparel)	2,313	35,944
PetMed Express, Inc. (Retail)	3,341	41,662
Petroleum Development* (Oil & Gas)	2,313	72,004
PetroQuest Energy, Inc.* (Oil & Gas)	9,766	62,698
PharMerica Corp.* (Pharmaceuticals)	4,883	61,282
Piedmont Natural Gas Co., Inc. (Gas)	6,682	219,971
Pinnacle Entertainment, Inc.* (Entertainment)	10,537	102,209
Pinnacle Financial Partners, Inc.* (Banks)	5,911	99,541
Pioneer Drilling Co.* (Oil & Gas)	5,911	52,726
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	2,570	57,183
Plexus Corp.* (Electronics)	5,911	214,274
PolyOne Corp. (Chemicals)	15,420	222,356
Pool Corp. (Distribution/Wholesale)	4,369	148,677
Post Properties, Inc. (REIT)	3,855	172,280
Powell Industries, Inc.* (Electrical Components & Equipment)	1,542	53,369
Presidential Life Corp. (Insurance)	3,598	40,118
Prestige Brands Holdings, Inc.* (Household Products/Wares)	8,481	108,896
PrivateBancorp, Inc. (Banks)	10,023	141,725
Progress Software Corp.* (Software)	5,654	131,908
Prospect Capital Corp. (Investment Companies)	18,504	190,961
Provident Financial Services, Inc. (Savings & Loans)	8,995	124,491
PSS World Medical, Inc.* (Healthcare-Products)	3,341	81,086
Pulse Electronics Corp. (Electronics)	6,939	19,915
Quaker Chemical Corp. (Chemicals)	771	34,155
Quanex Building Products Corp. (Building Materials)	6,168	101,340
Quiksilver, Inc.* (Apparel)	20,817	92,844
RadiSys Corp.* (Computers)	3,855	23,246
Red Robin Gourmet Burgers, Inc.* (Retail)	1,799	55,247
Resources Connection, Inc. (Commercial Services)	7,453	92,566
Robbins & Myers, Inc. (Machinery-Diversified)	2,056	99,839
Rofin-Sinar Technologies, Inc.* (Electronics)	2,570	72,911
Rogers Corp.* (Electronics)	1,028	39,506
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	5,140	129,374
Ruby Tuesday, Inc.* (Retail)	10,537	79,133
Rudolph Technologies, Inc.* (Semiconductors)	5,397	55,211
Ruth’s Hospitality Group, Inc.* (Retail)	5,911	36,589
S&T Bancorp, Inc. (Banks)	4,883	106,010
Safety Insurance Group, Inc. (Insurance)	2,570	107,709
Saul Centers, Inc. (REIT)	514	18,319
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	5,911	14,955
ScanSource, Inc.* (Distribution/Wholesale)	4,626	173,799
Schulman (A.), Inc. (Chemicals)	4,883	119,634
Select Comfort Corp.* (Home Furnishings)	5,397	135,357
Selective Insurance Group, Inc. (Insurance)	9,252	166,351
Seneca Foods Corp.—Class A* (Food)	1,542	44,610
Shuffle Master, Inc.* (Entertainment)	5,140	65,792
Sigma Designs, Inc.* (Semiconductors)	5,397	32,544
Simmons First National Corp.—Class A (Banks)	2,827	77,884
Simpson Manufacturing Co., Inc. (Building Materials)	3,855	124,825
Skechers U.S.A., Inc.—Class A* (Apparel)	6,168	75,003
SkyWest, Inc. (Airlines)	8,481	108,557
Smith Corp. (Miscellaneous Manufacturing)	3,855	163,760
Snyders-Lance, Inc. (Food)	4,626	106,352
Sonic Automotive, Inc. (Retail)	5,911	92,152
Sonic Corp.* (Retail)	10,537	72,178
Southwest Gas Corp. (Gas)	4,112	171,882
Sovran Self Storage, Inc. (REIT)	2,056	95,645
Spartan Motors, Inc. (Auto Parts & Equipment)	5,654	34,320
Spartan Stores, Inc. (Food)	3,855	72,243
Stage Stores, Inc. (Retail)	5,140	79,053
Standard Microsystems Corp.* (Semiconductors)	2,056	52,963
Standard Motor Products, Inc. (Auto Parts & Equipment)	3,341	69,125
Standard Pacific Corp.* (Home Builders)	17,219	62,677
Standex International Corp. (Miscellaneous Manufacturing)	2,056	82,425
Stein Mart, Inc.* (Retail)	4,626	33,539
Stepan Co. (Chemicals)	514	44,173
Sterling Bancorp (Banks)	5,140	49,087
Stewart Information Services Corp. (Insurance)	3,341	45,605
Stifel Financial Corp.* (Diversified Financial Services)	3,855	139,011
Stone Energy Corp.* (Oil & Gas)	8,224	230,683
STR Holdings, Inc.* (Miscellaneous Manufacturing)	2,570	27,473
Stratasys, Inc.* (Computers)	1,285	47,224
SunCoke Energy, Inc.*(a) (Coal)	11,308	151,866
Super Micro Computer, Inc.* (Computers)	4,626	78,087
Superior Industries International, Inc. (Auto Parts & Equipment)	4,112	74,715
Supertex, Inc.* (Semiconductors)	1,285	23,747
SurModics, Inc.* (Healthcare-Products)	1,542	22,236
Susquehanna Bancshares, Inc. (Banks)	26,471	241,945
Swift Energy Co.* (Oil & Gas)	7,196	238,547
SWS Group, Inc. (Diversified Financial Services)	4,883	35,890

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 63

Common Stocks, continued

	Shares	Value
Sykes Enterprises, Inc.* (Computers)	6,682	$117,135
Symmetricom, Inc.* (Telecommunications)	7,196	44,903
Symmetry Medical, Inc.* (Healthcare-Products)	6,168	46,322
SYNNEX Corp.* (Software)	4,369	158,070
Take-Two Interactive Software, Inc.* (Software)	14,649	228,524
Tanger Factory Outlet Centers, Inc. (REIT)	5,911	174,375
TeleTech Holdings, Inc.* (Commercial Services)	2,570	43,587
Tennant Co. (Machinery-Diversified)	1,028	39,557
Tessera Technologies, Inc.* (Semiconductors)	3,084	61,063
Tetra Tech, Inc.* (Environmental Control)	4,369	101,055
TETRA Technologies, Inc.* (Oil & Gas Services)	13,107	122,419
Texas Capital Bancshares, Inc.* (Banks)	3,598	114,129
Texas Industries, Inc. (Building Materials)	4,626	144,609
Texas Roadhouse, Inc. (Retail)	4,112	62,338
The Andersons, Inc. (Agriculture)	3,084	125,056
The Cato Corp.—Class A (Retail)	2,056	55,121
The Finish Line, Inc.—Class A (Retail)	4,369	92,404
The Geo Group, Inc.* (Commercial Services)	10,537	185,240
The Hain Celestial Group, Inc.* (Food)	2,827	109,094
The Men’s Wearhouse, Inc. (Retail)	8,738	301,374
The Navigators Group, Inc.* (Insurance)	771	36,838
The Pep Boys-Manny, Moe & Jack (Retail)	8,995	134,925
The Ryland Group, Inc. (Home Builders)	3,855	70,161
The Standard Register Co. (Household Products/Wares)	2,056	4,133
THQ, Inc.* (Software)	11,565	7,747
Tompkins Financial Corp. (Banks)	514	20,786
Tower Group, Inc. (Insurance)	6,682	144,264
Tredegar Corp. (Miscellaneous Manufacturing)	3,855	95,064
TriQuint Semiconductor, Inc.* (Semiconductors)	11,822	70,814
TrueBlue, Inc.* (Commercial Services)	6,682	110,320
TrustCo Bank Corp. NY (Banks)	15,934	89,071
TTM Technologies, Inc.* (Electronics)	8,738	107,215
Tuesday Morning Corp.* (Retail)	7,196	24,466
UIL Holdings Corp. (Electric)	5,397	186,628
Ultratech Stepper, Inc.* (Semiconductors)	1,285	37,586
UMB Financial Corp. (Banks)	2,056	79,320
Umpqua Holdings Corp. (Banks)	19,532	237,704
UniFirst Corp. (Textiles)	771	46,553
Unisource Energy Corp. (Electric)	2,570	95,758
United Bankshares, Inc. (Banks)	7,710	215,186
United Community Banks, Inc.* (Banks)	3,341	25,358
United Fire & Casualty Co. (Insurance)	3,598	70,629
United Natural Foods, Inc.* (Food)	3,341	147,171
United Online, Inc. (Internet)	15,163	86,126
United Stationers, Inc. (Distribution/Wholesale)	7,196	232,647
Universal Electronics, Inc.* (Home Furnishings)	2,570	47,545
Universal Forest Products, Inc. (Building Materials)	3,341	106,144
Universal Health Realty Income Trust (REIT)	771	30,832
Universal Technical Institute, Inc.* (Commercial Services)	1,542	21,511
Urstadt Biddle Properties—Class A (REIT)	2,056	40,215
USA Mobility, Inc. (Telecommunications)	3,855	54,548
Viad Corp. (Commercial Services)	3,341	67,588
Vicor Corp. (Electrical Components & Equipment)	1,542	13,770
Virtus Investment Partners, Inc.* (Diversified Financial Services)	257	20,398
Virtusa Corp.* (Computers)	1,799	28,766
VOXX International Corp.* (Home Furnishings)	3,084	39,228
Watts Water Technologies, Inc.—Class A (Electronics)	2,313	89,166
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	8,224	71,055
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,056	83,227
Wilshire Bancorp, Inc.* (Banks)	10,023	35,081
Winnebago Industries, Inc.* (Home Builders)	4,883	44,631
Wintrust Financial Corp. (Banks)	6,168	189,049
XO Group, Inc.* (Internet)	4,883	40,236
Zale Corp.* (Retail)	4,369	12,452
Zep, Inc. (Chemicals)	3,598	58,935
Zumiez, Inc.* (Retail)	1,285	36,700
TOTAL COMMON STOCKS (Cost $36,223,501)		40,723,872

Repurchase Agreements^(b) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%–0.15%, dated 1/31/12, due 2/1/12, total to be received $23,000	$23,000	$23,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,000)		23,000
TOTAL INVESTMENT SECURITIES (Cost $36,246,501)—99.6%		40,746,872
Net other assets (liabilities)—0.4%		162,640
NET ASSETS—100.0%		$40,909,512

*                   Non-income producing security

^                    All or a portion of this security is designated on the Small-Cap Value ProFund’s records as collateral for when-issued securities.

(a)              Represents a security purchased on a when-issued basis.

(b)             The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

64 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Small-Cap Value ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$71,921	0.2%
Aerospace/Defense	813,117	2.0%
Agriculture	168,432	0.4%
Airlines	108,557	0.3%
Apparel	572,840	1.4%
Auto Parts & Equipment	178,160	0.4%
Banks	3,929,784	9.5%
Biotechnology	68,706	0.2%
Building Materials	990,132	2.4%
Chemicals	855,124	2.1%
Coal	297,971	0.7%
Commercial Services	2,142,244	5.1%
Computers	598,507	1.5%
Cosmetics/Personal Care	21,460	0.1%
Distribution/Wholesale	690,665	1.7%
Diversified Financial Services	602,036	1.5%
Electric	939,478	2.3%
Electrical Components & Equipment	659,994	1.6%
Electronics	1,681,002	4.1%
Energy-Alternate Sources	16,345	NM
Engineering & Construction	594,390	1.5%
Entertainment	287,275	0.7%
Environmental Control	350,247	0.9%
Food	803,336	2.0%
Forest Products & Paper	301,911	0.7%
Gas	797,427	1.9%
Healthcare-Products	1,016,948	2.5%
Healthcare-Services	660,872	1.6%
Home Builders	324,421	0.8%
Home Furnishings	440,405	1.1%
Household Products/Wares	271,690	0.7%
Insurance	1,413,545	3.5%
Internet	553,997	1.4%
Investment Companies	190,961	0.5%
Iron/Steel	177,104	0.4%
Leisure Time	403,701	1.0%
Lodging	143,496	0.4%
Machinery-Construction & Mining	112,993	0.3%
Machinery-Diversified	657,724	1.6%
Media	110,014	0.3%
Metal Fabricate/Hardware	720,178	1.8%
Mining	369,343	0.9%
Miscellaneous Manufacturing	1,743,487	4.2%
Office Furnishings	129,790	0.3%
Oil & Gas	776,831	1.9%
Oil & Gas Services	600,300	1.5%
Pharmaceuticals	131,919	0.3%
REIT	3,857,034	9.3%
Real Estate	94,103	0.2%
Retail	2,515,121	6.0%
Savings & Loans	558,049	1.4%
Semiconductors	910,244	2.2%
Software	851,056	2.1%
Storage/Warehousing	122,949	0.3%
Telecommunications	1,298,406	3.2%
Textiles	147,893	0.4%
Toys/Games/Hobbies	66,758	0.2%
Transportation	811,479	2.0%
Other**	185,640	0.5%
Total	$40,909,512	100.0%

**     Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM     Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 65

Common Stocks (99.1%)

	Shares	Value
AAON, Inc. (Building Materials)	531	$10,753
Abaxis, Inc.* (Healthcare-Products)	1,239	33,552
Acadia Realty Trust (REIT)	1,593	33,485
Aerovironment, Inc.* (Aerospace/Defense)	1,062	29,598
Air Methods Corp.* (Healthcare-Services)	708	59,684
Align Technology, Inc.* (Healthcare-Products)	2,655	62,552
Allegiant Travel Co.* (Airlines)	885	48,648
ALLETE, Inc. (Electric)	885	36,683
AMCOL International Corp. (Mining)	885	25,276
American Public Education, Inc.* (Commercial Services)	1,062	42,692
American Science & Engineering, Inc. (Electronics)	531	37,967
American States Water Co. (Water)	1,062	38,413
American Vanguard Corp. (Chemicals)	531	7,981
AmSurg Corp.* (Healthcare-Services)	1,239	31,904
Analogic Corp. (Electronics)	708	40,165
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,416	54,629
Approach Resources, Inc.* (Oil & Gas)	1,593	55,962
Arbitron, Inc. (Commercial Services)	1,593	56,886
ArQule, Inc.* (Biotechnology)	3,186	25,169
Atlantic Tele-Network, Inc. (Telecommunications)	531	19,164
ATMI, Inc.* (Semiconductors)	885	20,691
AZZ, Inc. (Miscellaneous Manufacturing)	708	34,756
B&G Foods, Inc.—Class A (Food)	1,239	28,076
Badger Meter, Inc. (Electronics)	531	17,066
Balchem Corp. (Chemicals)	1,770	66,977
Bank of the Ozarks, Inc. (Banks)	885	24,771
Basic Energy Services, Inc.* (Oil & Gas Services)	531	9,563
Belden, Inc. (Electrical Components & Equipment)	1,062	41,641
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	885	17,125
BJ’s Restaurants, Inc.* (Retail)	1,416	70,842
Blackbaud, Inc. (Software)	2,478	75,406
Blue Coat Systems, Inc.* (Internet)	1,416	36,476
Blue Nile, Inc.* (Internet)	708	28,568
Blyth, Inc. (Household Products/Wares)	177	11,142
Boston Beer Co., Inc.—Class A* (Beverages)	531	53,127
Bottomline Technologies, Inc.* (Software)	1,416	38,713
Brooks Automation, Inc. (Semiconductors)	2,655	28,462
Brunswick Corp. (Leisure Time)	1,593	33,995
Buckeye Technologies, Inc. (Forest Products & Paper)	1,593	53,413
Buffalo Wild Wings, Inc.* (Retail)	1,062	70,687
Cabot Microelectronics Corp.* (Semiconductors)	1,239	62,470
CACI International, Inc.—Class A* (Computers)	1,593	93,493
Calavo Growers, Inc. (Food)	531	14,443
Calgon Carbon Corp.* (Environmental Control)	1,416	23,137
Cantel Medical Corp. (Healthcare-Products)	531	16,764
Capella Education Co.* (Commercial Services)	885	37,462
Cardtronics, Inc.* (Commercial Services)	1,593	40,701
Cascade Corp. (Machinery-Diversified)	177	10,057
Casey’s General Stores, Inc. (Retail)	2,301	117,213
Cash America International, Inc. (Retail)	1,770	77,632
CEC Entertainment, Inc. (Retail)	1,062	37,351
Centene Corp.* (Healthcare-Services)	1,947	88,004
Central Vermont Public Service Corp. (Electric)	354	12,450
CEVA, Inc.* (Semiconductors)	1,416	38,246
CH Energy Group, Inc. (Electric)	531	30,203
Chemed Corp. (Commercial Services)	1,239	69,557
CIRCOR International, Inc. (Metal Fabricate/ Hardware)	354	13,420
Cirrus Logic, Inc.* (Semiconductors)	3,717	75,938
City Holding Co. (Banks)	354	12,581
Clearwater Paper Corp.* (Forest Products & Paper)	885	32,320
Cloud Peak Energy, Inc.* (Coal)	885	16,771
Cognex Corp. (Machinery-Diversified)	2,478	102,961
Coinstar, Inc.* (Retail)	1,770	88,022
Colonial Properties Trust (REIT)	1,416	30,274
Community Bank System, Inc. (Banks)	1,062	29,056
CommVault Systems, Inc.* (Software)	2,478	116,466
Computer Programs & Systems, Inc. (Software)	708	40,533
comScore, Inc.* (Internet)	1,947	43,126
Consolidated Graphics, Inc.* (Commercial Services)	354	17,980
Contango Oil & Gas Co.* (Oil & Gas)	708	44,094
CorVel Corp.* (Commercial Services)	354	17,233
Cracker Barrel Old Country Store, Inc. (Retail)	885	46,436
Crocs, Inc.* (Apparel)	1,947	37,032
CSG Systems International, Inc.* (Software)	1,239	20,159
Cubic Corp. (Aerospace/Defense)	885	40,922
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,540	144,503
Cyberonics, Inc.* (Healthcare-Products)	1,416	46,020
Cymer, Inc.* (Electronics)	1,770	88,128
Darling International, Inc.* (Environmental Control)	3,186	48,682
DealerTrack Holdings, Inc.* (Internet)	1,416	38,699
Deltic Timber Corp. (Forest Products & Paper)	708	48,229
Diamond Foods, Inc. (Food)	708	25,729
DineEquity, Inc.* (Retail)	885	42,055
Diodes, Inc.* (Semiconductors)	1,416	36,504
DTS, Inc.* (Home Furnishings)	1,062	30,086
Eagle Materials, Inc. (Building Materials)	885	26,028
EastGroup Properties, Inc. (REIT)	1,593	75,667
Ebix, Inc. (Software)	1,770	43,861
eHealth, Inc.* (Insurance)	885	14,319
El Paso Electric Co. (Electric)	1,416	49,277
Emergent Biosolutions, Inc.* (Biotechnology)	1,062	18,022
Encore Capital Group, Inc.* (Diversified Financial Services)	885	20,798
Entertainment Properties Trust (REIT)	1,416	62,970
Entropic Communications, Inc.* (Semiconductors)	5,133	29,977
Enzo Biochem, Inc.* (Biotechnology)	885	2,257
EPIQ Systems, Inc. (Software)	885	10,788
eResearchTechnology, Inc.* (Internet)	1,239	6,864
Exar Corp.* (Semiconductors)	2,655	17,735
Exponent, Inc.* (Engineering & Construction)	708	34,586
Extra Space Storage, Inc. (REIT)	2,655	69,880
EZCORP, Inc.—Class A* (Retail)	2,655	71,207
FARO Technologies, Inc.* (Electronics)	1,062	57,645
FEI Co.* (Electronics)	1,593	70,188
Financial Engines, Inc.* (Diversified Financial Services)	2,301	55,109
First Cash Financial Services, Inc.* (Retail)	1,770	71,242
First Financial Bancorp (Banks)	1,593	27,686
First Financial Bankshares, Inc. (Banks)	1,062	36,193
Forrester Research, Inc.* (Commercial Services)	885	30,922

See accompanying notes to the financial statements.

66 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
Forward Air Corp. (Transportation)	1,593	$55,755
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,062	53,164
Fuller (H.B.) Co. (Chemicals)	1,239	35,460
General Communication, Inc.—Class A* (Telecommunications)	885	9,213
Genesco, Inc.* (Retail)	1,416	86,475
GeoResources, Inc.* (Oil & Gas)	1,239	37,926
Greatbatch, Inc.* (Healthcare-Products)	885	20,727
GT Advanced Technologies, Inc.* (Semiconductors)	7,434	64,081
Gulfport Energy Corp.* (Oil & Gas)	1,770	58,180
Haemonetics Corp.* (Healthcare-Products)	1,416	91,983
Hanmi Financial Corp.* (Banks)	531	4,375
Hawkins, Inc. (Chemicals)	531	21,028
Haynes International, Inc. (Metal Fabricate/Hardware)	531	32,264
Headwaters, Inc.* (Energy-Alternate Sources)	1,416	3,752
Healthcare Realty Trust, Inc. (REIT)	1,947	41,023
Healthcare Services Group, Inc. (Commercial Services)	2,478	46,314
Heartland Express, Inc. (Transportation)	1,416	20,985
Heartland Payment Systems, Inc. (Commercial Services)	1,416	33,984
Helen of Troy, Ltd.* (Household Products/Wares)	1,062	34,165
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	531	20,698
Hibbett Sports, Inc.* (Retail)	1,593	76,352
Higher One Holdings, Inc.* (Diversified Financial Services)	1,770	29,984
Hillenbrand, Inc. (Commercial Services)	2,478	58,109
Hittite Microwave Corp.* (Semiconductors)	1,593	87,647
Home Bancshares, Inc. (Banks)	531	13,838
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,062	34,717
Hub Group, Inc.—Class A* (Transportation)	1,239	42,411
Iconix Brand Group, Inc.* (Apparel)	3,186	58,654
ICU Medical, Inc.* (Healthcare-Products)	708	32,901
iGATE Corp.* (Computers)	885	16,125
II-VI, Inc.* (Electronics)	3,186	73,310
Infinity Property & Casualty Corp. (Insurance)	708	41,262
InfoSpace, Inc.* (Internet)	2,301	28,325
Inland Real Estate Corp. (REIT)	1,416	12,107
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	885	26,125
Inter Parfums, Inc. (Cosmetics/Personal Care)	531	8,868
Interactive Intelligence Group, Inc.* (Software)	885	22,842
Interval Leisure Group, Inc.* (Leisure Time)	1,062	14,443
ION Geophysical Corp.* (Oil & Gas Services)	2,478	18,412
IPC The Hospitalist Co.* (Healthcare-Services)	885	29,816
iRobot Corp.* (Machinery-Diversified)	1,593	52,633
J & J Snack Foods Corp. (Food)	885	45,162
j2 Global, Inc. (Computers)	2,832	76,351
JDA Software Group, Inc.* (Software)	2,478	73,027
Jos. A. Bank Clothiers, Inc.* (Retail)	1,593	76,066
Kaman Corp. (Aerospace/Defense)	885	27,585
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,593	27,814
Kaydon Corp. (Metal Fabricate/Hardware)	708	24,157
Kensey Nash Corp. (Healthcare-Products)	354	8,216
Kilroy Realty Corp. (REIT)	1,770	73,685
Kirkland’s, Inc.* (Retail)	531	7,949
Knight Transportation, Inc. (Transportation)	1,593	28,053
Kopin Corp.* (Semiconductors)	1,947	7,554
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	531	20,173
Kraton Performance Polymers, Inc.* (Chemicals)	1,062	30,203
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,248	45,921
Landauer, Inc. (Commercial Services)	531	30,171
Lindsay Manufacturing Co. (Machinery-Diversified)	708	43,280
Liquidity Services, Inc.* (Internet)	1,239	42,758
Littelfuse, Inc. (Electrical Components & Equipment)	1,416	71,805
LivePerson, Inc.* (Computers)	2,832	33,984
Liz Claiborne, Inc.* (Retail)	2,832	26,338
LogMeIn, Inc.* (Telecommunications)	1,239	49,349
LSB Industries, Inc.* (Miscellaneous Manufacturing)	531	18,612
LTC Properties, Inc. (REIT)	885	28,276
Lufkin Industries, Inc. (Oil & Gas Services)	1,770	133,139
Lumber Liquidators Holdings, Inc.* (Retail)	1,062	22,684
Magellan Health Services, Inc.* (Healthcare-Services)	1,593	77,770
Maidenform Brands, Inc.* (Apparel)	708	14,160
Manhattan Associates, Inc.* (Computers)	1,239	54,380
MAXIMUS, Inc. (Commercial Services)	1,947	87,673
Measurement Specialties, Inc.* (Electronics)	531	17,258
Medidata Solutions, Inc.* (Software)	1,239	25,895
Medifast, Inc.* (Commercial Services)	885	14,585
Mercury Computer Systems, Inc.* (Computers)	885	11,850
Meridian Bioscience, Inc. (Healthcare-Products)	1,416	24,695
Merit Medical Systems, Inc.* (Healthcare-Products)	1,416	19,980
Micrel, Inc. (Semiconductors)	1,770	20,461
Microsemi Corp.* (Semiconductors)	3,540	70,021
MicroStrategy, Inc.—Class A* (Software)	531	61,129
Mid-America Apartment Communities, Inc. (REIT)	2,301	147,080
Midas, Inc.* (Commercial Services)	354	3,009
MKS Instruments, Inc. (Semiconductors)	1,947	58,702
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,655	41,657
Monolithic Power Systems, Inc.* (Semiconductors)	1,062	17,406
Monotype Imaging Holdings, Inc.* (Software)	1,062	16,578
Monro Muffler Brake, Inc. (Commercial Services)	1,770	74,234
Moog, Inc.—Class A* (Aerospace/Defense)	1,770	75,437
MTS Systems Corp. (Computers)	885	40,613
Multimedia Games Holding Co., Inc.* (Entertainment)	531	4,009
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	708	55,585
Nanometrics, Inc.* (Semiconductors)	708	14,337
National Presto Industries, Inc. (Aerospace/Defense)	354	34,593
NCI Building Systems, Inc.* (Building Materials)	354	4,145
Neogen Corp.* (Pharmaceuticals)	1,416	46,119
NETGEAR, Inc.* (Telecommunications)	2,124	84,578
NetScout Systems, Inc.* (Computers)	1,947	40,225
Neutral Tandem, Inc.* (Telecommunications)	1,239	15,227
New Jersey Resources Corp. (Gas)	1,239	59,125
Nolan Co.* (Media)	1,770	16,691
Northwest Natural Gas Co. (Gas)	885	42,082

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 67

Common Stocks, continued

	Shares	Value
NorthWestern Corp. (Electric)	1,062	$37,319
NuVasive, Inc.* (Healthcare-Products)	2,478	38,409
Old Dominion Freight Line, Inc.* (Transportation)	1,947	82,981
Omnicell, Inc.* (Software)	885	13,700
Oplink Communications, Inc.* (Telecommunications)	708	13,261
OPNET Technologies, Inc. (Software)	885	31,373
Oritani Financial Corp. (Savings & Loans)	1,947	25,253
OSI Systems, Inc.* (Electronics)	1,239	66,571
Oxford Industries, Inc. (Apparel)	354	18,029
OYO Geospace Corp.* (Oil & Gas Services)	354	31,156
P.F. Chang’s China Bistro, Inc. (Retail)	708	23,052
PacWest Bancorp (Banks)	708	15,059
Papa John’s International, Inc.* (Retail)	1,062	41,142
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,593	57,523
PAREXEL International Corp.* (Commercial Services)	1,593	38,391
Park Electrochemical Corp. (Electronics)	531	16,126
Peet’s Coffee & Tea, Inc.* (Beverages)	708	43,061
Petroleum Development* (Oil & Gas)	531	16,530
Piedmont Natural Gas Co., Inc. (Gas)	1,947	64,095
Pioneer Drilling Co.* (Oil & Gas)	1,593	14,210
Pool Corp. (Distribution/Wholesale)	1,239	42,163
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,062	68,977
Post Properties, Inc. (REIT)	1,770	79,101
Power Integrations, Inc. (Semiconductors)	1,593	57,332
ProAssurance Corp. (Insurance)	1,770	144,485
Progress Software Corp.* (Software)	1,770	41,294
PS Business Parks, Inc. (REIT)	1,062	65,993
PSS World Medical, Inc.* (Healthcare-Products)	1,947	47,254
Quaker Chemical Corp. (Chemicals)	531	23,523
Quality Systems, Inc. (Software)	2,301	93,329
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	3,717	131,693
RLI Corp. (Insurance)	1,062	75,742
Robbins & Myers, Inc. (Machinery-Diversified)	1,947	94,546
Rofin-Sinar Technologies, Inc.* (Electronics)	885	25,107
Rogers Corp.* (Electronics)	531	20,406
Rubicon Technology, Inc.* (Semiconductors)	1,062	11,501
Rue21, Inc.* (Retail)	885	21,426
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	3,540	170,628
Sanderson Farms, Inc. (Food)	1,062	54,098
Saul Centers, Inc. (REIT)	531	18,925
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	2,124	5,374
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	885	61,534
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,239	113,406
Select Comfort Corp.* (Home Furnishings)	1,416	35,513
Shuffle Master, Inc.* (Entertainment)	1,416	18,125
Simpson Manufacturing Co., Inc. (Building Materials)	1,062	34,388
Smith Corp. (Miscellaneous Manufacturing)	1,062	45,114
Snyders-Lance, Inc. (Food)	1,239	28,485
SonoSite, Inc.* (Healthcare-Products)	885	47,710
Sourcefire, Inc.* (Internet)	1,770	54,905
South Jersey Industries, Inc. (Gas)	1,770	97,138
Southwest Gas Corp. (Gas)	1,239	51,790
Sovran Self Storage, Inc. (REIT)	885	41,170
Stamps.com, Inc.* (Internet)	708	21,955
Standard Microsystems Corp.* (Semiconductors)	531	13,679
Stepan Co. (Chemicals)	354	30,423
Steven Madden, Ltd.* (Apparel)	2,301	94,663
Stifel Financial Corp.* (Diversified Financial Services)	1,770	63,826
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,593	17,029
Stratasys, Inc.* (Computers)	885	32,524
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,062	42,108
Supertex, Inc.* (Semiconductors)	354	6,542
SurModics, Inc.* (Healthcare-Products)	354	5,105
Synaptics, Inc.* (Computers)	1,947	74,590
Synchronoss Technologies, Inc.* (Software)	1,593	53,238
Taleo Corp.—Class A* (Software)	2,478	89,233
Tanger Factory Outlet Centers, Inc. (REIT)	3,009	88,765
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,124	120,558
TeleTech Holdings, Inc.* (Commercial Services)	531	9,006
Tennant Co. (Machinery-Diversified)	708	27,244
Tessera Technologies, Inc.* (Semiconductors)	1,947	38,551
Tetra Tech, Inc.* (Environmental Control)	2,124	49,128
Texas Capital Bancshares, Inc.* (Banks)	885	28,072
Texas Roadhouse, Inc. (Retail)	2,124	32,200
The Buckle, Inc. (Retail)	1,593	69,503
The Cato Corp.—Class A (Retail)	1,062	28,472
The Children’s Place Retail Stores, Inc.* (Retail)	1,416	70,644
The Ensign Group, Inc. (Healthcare-Services)	885	23,461
The Finish Line, Inc.—Class A (Retail)	1,593	33,692
The Hain Celestial Group, Inc.* (Food)	1,593	61,474
The Medicines Co.* (Biotechnology)	3,186	64,102
The Navigators Group, Inc.* (Insurance)	354	16,914
The Ryland Group, Inc. (Home Builders)	1,239	22,550
Tompkins Financial Corp. (Banks)	354	14,316
Toro Co. (Housewares)	1,770	112,200
TreeHouse Foods, Inc.* (Food)	2,124	120,091
TriQuint Semiconductor, Inc.* (Semiconductors)	5,664	33,927
True Religion Apparel, Inc.* (Apparel)	1,416	51,316
Tyler Technologies, Inc.* (Software)	1,416	49,744
UIL Holdings Corp. (Electric)	1,062	36,724
Ultratech Stepper, Inc.* (Semiconductors)	1,062	31,064
UMB Financial Corp. (Banks)	1,239	47,801
UniFirst Corp. (Textiles)	708	42,749
Unisource Energy Corp. (Electric)	1,239	46,165
United Natural Foods, Inc.* (Food)	1,770	77,968
Universal Health Realty Income Trust (REIT)	531	21,235
Universal Technical Institute, Inc.* (Commercial Services)	708	9,877
Urstadt Biddle Properties—Class A (REIT)	708	13,848
Veeco Instruments, Inc.* (Semiconductors)	2,301	56,167
ViaSat, Inc.* (Telecommunications)	2,478	117,804
Vicor Corp. (Electrical Components & Equipment)	531	4,742
ViroPharma, Inc.* (Pharmaceuticals)	4,071	121,275
Virtus Investment Partners, Inc.* (Diversified Financial Services)	354	28,097
Virtusa Corp.* (Computers)	531	8,491
Vitamin Shoppe, Inc.* (Retail)	1,770	75,650
Volterra Semiconductor Corp.* (Semiconductors)	1,416	42,721
Watts Water Technologies, Inc.—Class A (Electronics)	885	34,117
WD-40 Co. (Household Products/Wares)	885	38,710
Websense, Inc.* (Internet)	2,301	43,489

See accompanying notes to the financial statements.

68 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,239	$50,155
Wolverine World Wide, Inc. (Apparel)	2,832	110,703
World Acceptance Corp.* (Diversified Financial Services)	885	56,392
Wright Express Corp.* (Commercial Services)	2,301	125,911
Zoll Medical Corp.* (Healthcare-Products)	1,239	84,971
Zumiez, Inc.* (Retail)	885	25,276
TOTAL COMMON STOCKS (Cost $10,562,241)		14,245,420
TOTAL INVESTMENT SECURITIES (Cost $10,562,241)—99.1%		14,245,420
Net other assets (liabilities)—0.9%		133,549
NET ASSETS—100.0%		$14,378,969

*                   Non-income producing security

Small-Cap Growth ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$328,693	2.3%
Airlines	48,648	0.3%
Apparel	384,557	2.7%
Banks	253,748	1.8%
Beverages	96,188	0.7%
Biotechnology	295,710	2.1%
Building Materials	75,314	0.5%
Chemicals	215,595	1.5%
Coal	16,771	0.1%
Commercial Services	844,697	5.9%
Computers	482,626	3.4%
Cosmetics/Personal Care	8,868	0.1%
Distribution/Wholesale	97,748	0.7%
Diversified Financial Services	323,183	2.2%
Electric	248,821	1.7%
Electrical Components & Equipment	118,188	0.8%
Electronics	564,054	3.9%
Energy-Alternate Sources	3,752	NM
Engineering & Construction	34,586	0.2%
Entertainment	22,134	0.2%
Environmental Control	120,947	0.8%
Food	455,526	3.2%
Forest Products & Paper	223,310	1.6%
Gas	314,230	2.2%
Hand/Machine Tools	53,164	0.4%
Healthcare-Products	657,119	4.6%
Healthcare-Services	327,764	2.3%
Home Builders	22,550	0.2%
Home Furnishings	65,599	0.5%
Household Products/Wares	84,017	0.6%
Housewares	112,200	0.8%
Insurance	292,722	2.0%
Internet	345,165	2.4%
Leisure Time	48,438	0.3%
Machinery-Diversified	385,350	2.7%
Media	16,691	0.1%
Metal Fabricate/Hardware	69,841	0.5%
Mining	25,276	0.2%
Miscellaneous Manufacturing	177,792	1.2%
Oil & Gas	226,902	1.6%
Oil & Gas Services	340,393	2.4%
Pharmaceuticals	553,310	3.8%
REIT	903,484	6.3%
Retail	1,409,608	9.7%
Savings & Loans	25,253	0.2%
Semiconductors	987,637	6.8%
Software	917,308	6.3%
Telecommunications	308,596	2.1%
Textiles	42,749	0.3%
Transportation	230,185	1.6%
Water	38,413	0.3%
Other**	133,549	0.9%
Total	$14,378,969	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 69

Common Stocks (99.3%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	2,816	$171,213
ArcelorMittalNYS (Iron/Steel)	5,184	106,376
ARM Holdings PLCADR (Semiconductors)	7,296	210,708
ASML Holding N.V.NYS (Semiconductors)	4,096	176,087
AstraZeneca PLCADR (Pharmaceuticals)	3,008	144,835
Banco Santander S.A.ADR (Banks)	19,328	152,305
Barclays PLCADR (Banks)	9,920	134,218
BHP Billiton PLCADR (Mining)	4,288	288,711
BP PLCADR (Oil & Gas)	4,800	220,368
Diageo PLCADR (Beverages)	1,792	158,753
Eni SpAADR (Oil & Gas)	2,432	108,224
Ensco PLCADR (Oil & Gas)	2,560	134,758
GlaxoSmithKline PLCADR (Pharmaceuticals)	3,712	165,332
HSBC Holdings PLCADR (Banks)	6,080	254,326
ING Groep N.V.ADR* (Insurance)	8,576	78,127
Koninklijke Phillips Electronics N.V.NYS (Electronics)	4,928	99,841
Nokia, Corp.ADR (Telecommunications)	15,552	78,382
Rio Tinto PLCADR (Mining)	4,032	243,775
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	3,584	255,754
Sanofi-AventisADR (Pharmaceuticals)	4,352	161,590
SAP AGADR (Software)	3,712	224,502
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	1,472	146,493
Siemens AGADR (Miscellaneous Manufacturing)	2,048	193,106
Statoil ASAADR (Oil & Gas)	6,464	163,281
Telefonaktiebolaget LM EricssonADR (Telecommunications)	14,976	138,828
Telefonica S.A.ADR (Telecommunications)	9,792	170,577
Tenaris S.A.ADR (Metal Fabricate/Hardware)	3,392	133,170
Total S.A.ADR (Oil & Gas)	3,840	203,405
Unilever N.V.NYS (Food)	4,800	160,080
Vodafone Group PLCADR (Telecommunications)	8,832	239,259
TOTAL COMMON STOCKS (Cost $4,487,460)		5,116,384

Repurchase Agreements(a) (0.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $26,000	$26,000	$26,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,000)		26,000
TOTAL INVESTMENT SECURITIES (Cost $4,513,460)—99.8%		5,142,384
Net other assets (liabilities)—0.2%		12,021
NET ASSETS—100.0%		$5,154,405

*                   Non-income producing security

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

NYS     New York Shares

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $65,400)	1	$3,885

Europe 30 ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Banks	$540,849	10.5%
Beverages	329,966	6.4%
Electronics	99,841	1.9%
Food	160,080	3.1%
Insurance	78,127	1.5%
Iron/Steel	106,376	2.1%
Metal Fabricate/Hardware	133,170	2.6%
Mining	532,486	10.3%
Miscellaneous Manufacturing	193,106	3.7%
Oil & Gas	1,085,790	21.1%
Pharmaceuticals	618,250	12.0%
Semiconductors	386,795	7.5%
Software	224,502	4.4%
Telecommunications	627,046	12.2%
Other**	38,021	0.7%
Total	$5,154,405	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2012:

	Value	% of Net Assets
Belgium	$171,213	3.3%
Finland	78,382	1.5%
France	364,995	7.1%
Germany	417,608	8.2%
Ireland	146,493	2.8%
Italy	108,224	2.1%
Luxembourg	239,546	4.7%
Netherlands	769,889	14.9%
Norway	163,281	3.2%
Spain	322,882	6.3%
Sweden	138,828	2.7%
United Kingdom	2,195,043	42.5%
Other**	38,021	0.7%
Total	$5,154,405	100.0%

**              Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

70 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (30.3%)

	Percentage of Net Assets	Shares	Value
3M Co.^ (Miscellaneous Manufacturing)	0.2%	1,540	$133,533
Abbott Laboratories (Pharmaceuticals)	0.2%	3,444	186,493
Altria Group, Inc. (Agriculture)	0.2%	4,564	129,618
Amazon.com, Inc.* (Internet)	0.2%	812	157,885
Amgen, Inc. (Biotechnology)	0.2%	1,764	119,793
Apple Computer, Inc.* (Computers)	1.1%	2,072	945,827
AT&T, Inc. (Telecommunications)	0.5%	13,132	386,212
Bank of America Corp. (Banks)	0.2%	22,456	160,111
Berkshire Hathaway, Inc.—Class B* (Insurance)	0.4%	3,892	305,016
Boeing Co. (Aerospace/Defense)	0.2%	1,652	122,545
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.2%	3,752	120,964
Caterpillar, Inc. (Machinery-Construction & Mining)	0.2%	1,428	155,823
Chevron Corp. (Oil & Gas)	0.5%	4,424	456,026
Cisco Systems, Inc. (Telecommunications)	0.3%	11,900	233,597
Citigroup, Inc. (Banks)	0.2%	6,468	198,697
Coca-Cola Co. (Beverages)	0.4%	5,040	340,351
Comcast Corp.—Class A (Media)	0.2%	6,048	160,816
ConocoPhillips (Oil & Gas)	0.2%	2,940	200,537
CVS Caremark Corp. (Retail)	0.2%	2,884	120,407
Exxon Mobil Corp. (Oil & Gas)	1.0%	10,612	888,649
General Electric Co. (Miscellaneous Manufacturing)	0.5%	23,380	437,440
Google, Inc.—Class A* (Internet)	0.4%	560	324,862
Hewlett-Packard Co. (Computers)	0.2%	4,396	123,000
Intel Corp. (Semiconductors)	0.4%	11,284	298,123
International Business Machines Corp. (Computers)	0.6%	2,604	501,530
J.P. Morgan Chase & Co. (Banks)	0.4%	8,428	314,364
Johnson & Johnson (Healthcare-Products)	0.5%	6,048	398,624
Kraft Foods, Inc. (Food)	0.2%	3,920	150,136
McDonald’s Corp. (Retail)	0.3%	2,268	224,645
Merck & Co., Inc. (Pharmaceuticals)	0.3%	6,748	258,178
Microsoft Corp. (Software)	0.6%	16,604	490,316
Occidental Petroleum Corp. (Oil & Gas)	0.2%	1,792	178,788
Oracle Corp. (Software)	0.3%	8,708	245,566
PepsiCo, Inc. (Beverages)	0.3%	3,472	228,006
Pfizer, Inc. (Pharmaceuticals)	0.4%	17,024	364,314
Philip Morris International, Inc. (Agriculture)	0.3%	3,836	286,818
Procter & Gamble Co. (Cosmetics/Personal Care)	0.5%	6,104	384,796
Qualcomm, Inc. (Telecommunications)	0.3%	3,724	219,046
Schlumberger, Ltd. (Oil & Gas Services)	0.3%	2,968	223,105
The Goldman Sachs Group, Inc. (Banks)	0.2%	1,092	121,725
The Home Depot, Inc. (Retail)	0.2%	3,416	151,636
Union Pacific Corp. (Transportation)	0.2%	1,064	121,626
United Parcel Service, Inc.—Class B (Transportation)	0.2%	2,128	160,983
United Technologies Corp. (Aerospace/Defense)	0.2%	2,016	157,954
UnitedHealth Group, Inc. (Healthcare-Services)	0.2%	2,352	121,810
Verizon Communications, Inc. (Telecommunications)	0.3%	6,272	236,203
Wal-Mart Stores, Inc. (Retail)	0.3%	3,864	237,095
Walt Disney Co. (Media)	0.2%	3,976	154,666
Wells Fargo & Co. (Banks)	0.4%	11,676	341,056
Other Common Stocks(a)	14.1%	361,539	13,318,535
TOTAL COMMON STOCKS (Cost $13,513,054)			26,297,846

Rights/Warrants(NM)

Other Common Stocks	—	(b)	1
TOTAL RIGHTS/WARRANTS (Cost $3)			1

Repurchase Agreements(c)(d) (64.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $55,627,199	$55,627,000	$55,627,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,627,000)		55,627,000
TOTAL INVESTMENT SECURITIES (Cost $69,140,057)—94.4%		81,924,847
Net other assets (liabilities)—5.6%		4,899,361
NET ASSETS—100.0%		$86,824,208

^                    All or a portion of this security is designated on the UltraBull ProFund’s records as collateral for when-issued securities.

*                   Non-income producing security

(a)              Contains a security purchased on a when-issued basis.

(b)             Number of shares is less than 0.50.

(c)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $16,765,000.

(d)             The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 71

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $18,639,000)	285	$179,361

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$65,099,330	$(99,290)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	63,625,082	(104,957)
		$(204,247)

UltraBull ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$38,509	NM
Aerospace/Defense	523,764	0.6%
Agriculture	521,657	0.6%
Airlines	16,631	NM
Apparel	176,604	0.2%
Auto Manufacturers	139,329	0.2%
Auto Parts & Equipment	73,759	0.1%
Banks	1,731,980	2.0%
Beverages	663,959	0.8%
Biotechnology	353,441	0.4%
Building Materials	9,463	NM
Chemicals	624,798	0.7%
Coal	47,646	0.1%
Commercial Services	409,152	0.5%
Computers	1,982,327	2.3%
Cosmetics/Personal Care	527,436	0.6%
Distribution/Wholesale	78,196	0.1%
Diversified Financial Services	438,443	0.5%
Electric	843,974	1.0%
Electrical Components & Equipment	91,585	0.1%
Electronics	169,365	0.2%
Energy-Alternate Sources	5,919	NM
Engineering & Construction	33,004	NM
Entertainment	10,705	NM
Environmental Control	72,002	0.1%
Food	530,969	0.6%
Forest Products & Paper	56,173	0.1%
Gas	72,317	0.1%
Hand/Machine Tools	33,457	NM
Healthcare-Products	901,003	1.0%
Healthcare-Services	339,314	0.4%
Holding Companies-Diversified	12,436	NM
Home Builders	22,029	NM
Home Furnishings	16,216	NM
Household Products/Wares	87,421	0.1%
Housewares	11,895	NM
Insurance	945,695	1.1%
Internet	765,438	0.9%
Iron/Steel	72,862	0.1%
Leisure Time	52,714	0.1%
Lodging	75,773	0.1%
Machinery-Construction & Mining	176,138	0.2%
Machinery-Diversified	191,407	0.2%
Media	800,417	0.9%
Metal Fabricate/Hardware	50,413	0.1%
Mining	203,368	0.2%
Miscellaneous Manufacturing	1,018,233	1.2%
Office/Business Equipment	32,369	NM
Oil & Gas	2,485,294	2.9%
Oil & Gas Services	472,352	0.6%
Packaging & Containers	37,311	NM
Pharmaceuticals	1,393,471	1.6%
Pipelines	147,417	0.2%
REIT	526,860	0.6%
Real Estate	14,050	NM
Retail	1,627,956	1.9%
Savings & Loans	17,926	NM
Semiconductors	645,885	0.7%
Software	1,020,529	1.2%
Telecommunications	1,309,266	1.5%
Textiles	9,337	NM
Toys/Games/Hobbies	32,233	NM
Transportation	506,255	0.6%
Other**	60,526,361	69.7%
Total	$86,824,208	100.0%

**              Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

REIT    Real Estate Investment Trust

See accompanying notes to the financial statements.

72 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (61.6%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	1,680	$44,705
ACI Worldwide, Inc.* (Software)	672	20,415
Acuity Brands, Inc. (Electrical Components & Equipment)	840	48,913
Acxiom Corp.* (Software)	1,680	23,050
ADTRAN, Inc. (Telecommunications)	1,344	46,543
Advance Auto Parts, Inc. (Retail)	1,512	115,880
Advent Software, Inc.* (Software)	672	17,640
Aecom Technology Corp.* (Engineering & Construction)	2,520	57,683
Aeropostale, Inc.* (Retail)	1,848	30,252
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,176	118,200
AGCO Corp.* (Machinery-Diversified)	2,184	111,231
Alaska Air Group, Inc.* (Airlines)	840	63,949
Albemarle Corp. (Chemicals)	2,016	129,649
Alexander & Baldwin, Inc. (Transportation)	840	39,732
Alexandria Real Estate Equities, Inc. (REIT)	1,344	97,319
Alliance Data Systems Corp.* (Commercial Services)	1,176	130,301
Alliant Energy Corp. (Electric)	2,352	99,701
Alliant Techsystems, Inc. (Aerospace/Defense)	672	39,924
Allscripts Healthcare Solutions, Inc.* (Software)	4,200	80,304
AMC Networks, Inc.—Class A* (Media)	1,176	50,286
American Campus Communities, Inc. (REIT)	1,512	64,714
American Eagle Outfitters, Inc. (Retail)	4,200	59,178
American Financial Group, Inc. (Insurance)	1,680	61,606
American Greetings Corp.—Class A (Household Products/Wares)	840	12,071
AMERIGROUP Corp.* (Healthcare-Services)	1,008	68,554
Ametek, Inc. (Electrical Components & Equipment)	3,528	165,816
ANN, Inc.* (Retail)	1,176	28,530
ANSYS, Inc.* (Software)	2,016	121,948
AOL, Inc.* (Internet)	2,184	35,403
Apollo Investment Corp. (Investment Companies)	4,368	33,677
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,512	79,259
Aqua America, Inc. (Water)	3,024	66,709
Arch Coal, Inc. (Coal)	4,704	67,879
Arrow Electronics, Inc.* (Electronics)	2,520	104,051
Arthur J. Gallagher & Co. (Insurance)	2,520	84,017
Ascena Retail Group, Inc.* (Retail)	1,512	53,479
Ashland, Inc. (Chemicals)	1,680	105,941
Aspen Insurance Holdings, Ltd. (Insurance)	1,512	40,159
Associated Banc-Corp. (Banks)	3,864	48,145
Astoria Financial Corp. (Savings & Loans)	1,848	15,394
Atmel Corp.* (Semiconductors)	10,080	97,877
Atmos Energy Corp. (Gas)	2,016	65,339
Atwood Oceanics, Inc.* (Oil & Gas)	1,176	54,072
Avnet, Inc.* (Electronics)	3,192	111,305
Bally Technologies, Inc.* (Entertainment)	1,008	42,558
BancorpSouth, Inc. (Banks)	1,512	16,980
Bank of Hawaii Corp. (Banks)	1,008	46,086
Barnes & Noble, Inc.* (Retail)	840	10,139
BE Aerospace, Inc.* (Aerospace/Defense)	2,184	92,165
Bill Barrett Corp.* (Oil & Gas)	1,008	27,841
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	504	51,186
Black Hills Corp. (Electric)	840	28,358
Bob Evans Farms, Inc. (Retail)	672	23,742
BRE Properties, Inc.—Class A (REIT)	1,680	87,058
Brinker International, Inc. (Retail)	1,680	43,428
Broadridge Financial Solutions, Inc. (Software)	2,688	64,431
Brown & Brown, Inc. (Insurance)	2,520	57,406
Cabot Corp. (Chemicals)	1,344	48,653
Cadence Design Systems, Inc.* (Computers)	5,880	62,093
Camden Property Trust (REIT)	1,512	97,524
CARBO Ceramics, Inc. (Oil & Gas Services)	504	49,014
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,344	64,149
Carpenter Technology Corp. (Iron/Steel)	1,008	52,900
Carter’s, Inc.* (Apparel)	1,176	49,298
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,176	64,398
Cathay Bancorp, Inc. (Banks)	1,680	26,443
Charles River Laboratories International, Inc.* (Biotechnology)	1,008	34,040
Chico’s FAS, Inc. (Retail)	3,696	42,282
Church & Dwight, Inc. (Household Products/Wares)	3,192	144,821
Ciena Corp.* (Telecommunications)	2,184	31,777
Cimarex Energy Co. (Oil & Gas)	1,848	107,886
City National Corp. (Banks)	1,008	46,247
Clarcor, Inc. (Miscellaneous Manufacturing)	1,176	60,458
Clean Harbors, Inc.* (Environmental Control)	1,008	63,958
Cleco Corp. (Electric)	1,344	53,437
Collective Brands, Inc.* (Retail)	1,344	22,391
Commerce Bancshares, Inc. (Banks)	1,680	65,218
Commercial Metals Co. (Metal Fabricate/Hardware)	2,520	36,137
Community Health Systems, Inc.* (Healthcare-Services)	2,016	37,699
Compass Minerals International, Inc. (Mining)	672	49,103
Compuware Corp.* (Software)	4,872	38,196
Comstock Resources, Inc.* (Oil & Gas)	1,008	12,136
Con-way, Inc. (Transportation)	1,176	37,326
Concur Technologies, Inc.* (Software)	1,008	52,769
Convergys Corp.* (Commercial Services)	2,688	35,777
Copart, Inc.* (Retail)	1,176	55,319
CoreLogic, Inc.* (Commercial Services)	2,352	33,398
Corn Products International, Inc. (Food)	1,680	93,223
Corporate Office Properties Trust (REIT)	1,512	36,636
Corrections Corp. of America* (Commercial Services)	2,184	51,389
Covance, Inc.* (Healthcare-Services)	1,344	58,881
Crane Co. (Miscellaneous Manufacturing)	1,008	48,384
Cree, Inc.* (Semiconductors)	2,520	64,084
Cullen/Frost Bankers, Inc. (Banks)	1,344	74,820
Cypress Semiconductor Corp. (Semiconductors)	3,360	57,775
Cytec Industries, Inc. (Chemicals)	1,008	50,259
Deckers Outdoor Corp.* (Apparel)	840	67,914
Deluxe Corp. (Commercial Services)	1,176	30,070
Dick’s Sporting Goods, Inc. (Retail)	2,184	90,003
Diebold, Inc. (Computers)	1,344	42,591
Domtar Corp. (Forest Products & Paper)	840	72,559
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,680	121,464
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,512	26,838
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,680	86,066
Dril-Quip, Inc.* (Oil & Gas Services)	672	44,332
DST Systems, Inc. (Computers)	672	32,800
Duke Realty Corp. (REIT)	5,544	74,234
East West Bancorp, Inc. (Banks)	3,192	70,096
Eaton Vance Corp. (Diversified Financial Services)	2,520	64,739

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 73

Common Stocks, continued

	Shares	Value
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,520	$93,668
Energen Corp. (Oil & Gas)	1,512	72,833
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,512	116,605
Equinix, Inc.* (Internet)	1,008	120,920
Equity One, Inc. (REIT)	1,344	25,334
Essex Property Trust, Inc. (REIT)	672	96,768
Esterline Technologies Corp.* (Aerospace/Defense)	672	41,093
Everest Re Group, Ltd. (Insurance)	1,176	100,430
Exelis, Inc. (Aerospace/Defense)	4,032	40,280
FactSet Research Systems, Inc. (Media)	1,008	89,027
Fair Isaac Corp. (Software)	840	30,442
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,688	37,578
Federal Realty Investment Trust (REIT)	1,344	126,954
Fidelity National Title Group, Inc.—Class A (Insurance)	4,872	88,622
First American Financial Corp. (Insurance)	2,352	34,857
First Niagara Financial Group, Inc. (Savings & Loans)	7,560	72,349
FirstMerit Corp. (Banks)	2,352	36,903
Flowers Foods, Inc. (Food)	2,520	48,762
Foot Locker, Inc. (Retail)	3,360	88,166
Forest Oil Corp.* (Oil & Gas)	2,520	32,760
Fortune Brands Home & Security, Inc.* (Building Materials)	3,360	62,395
Fossil, Inc.* (Distribution/Wholesale)	1,176	111,779
FTI Consulting, Inc.* (Commercial Services)	840	35,969
Fulton Financial Corp. (Banks)	4,368	40,579
Gardner Denver, Inc. (Machinery-Diversified)	1,176	87,730
Gartner Group, Inc.* (Commercial Services)	2,016	76,427
GATX Corp. (Trucking & Leasing)	1,008	43,283
Gen-Probe, Inc.* (Healthcare-Products)	1,008	67,465
General Cable Corp.* (Electrical Components & Equipment)	1,176	36,291
Gentex Corp. (Electronics)	3,192	85,769
Global Payments, Inc. (Commercial Services)	1,680	84,034
Graco, Inc. (Machinery-Diversified)	1,344	61,797
Granite Construction, Inc. (Engineering & Construction)	840	22,369
Great Plains Energy, Inc. (Electric)	3,024	62,355
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,856	152,339
Greenhill & Co., Inc. (Diversified Financial Services)	672	31,288
Greif, Inc.—Class A (Packaging & Containers)	672	32,558
GUESS?, Inc. (Retail)	1,512	45,360
Hancock Holding Co. (Banks)	1,848	61,354
Hanesbrands, Inc.* (Apparel)	2,184	53,726
Hanover Insurance Group, Inc. (Insurance)	1,008	36,651
Harsco Corp. (Miscellaneous Manufacturing)	1,848	41,081
Hawaiian Electric Industries, Inc. (Electric)	2,016	52,315
HCC Insurance Holdings, Inc. (Insurance)	2,520	69,955
Health Management Associates, Inc.—Class A* (Healthcare-Services)	5,544	35,537
Health Net, Inc.* (Healthcare-Services)	1,848	69,743
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,352	38,690
Henry Schein, Inc.* (Healthcare-Products)	2,016	142,914
Herman Miller, Inc. (Office Furnishings)	1,344	28,385
Highwoods Properties, Inc. (REIT)	1,512	50,032
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,344	44,365
HMS Holdings Corp.* (Commercial Services)	1,848	61,002
HNI Corp. (Office Furnishings)	1,008	27,347
HollyFrontier Corp. (Oil & Gas)	4,536	133,086
Hologic, Inc.* (Healthcare-Products)	5,712	116,468
Home Properties, Inc. (REIT)	1,008	60,057
Hospitality Properties Trust (REIT)	2,688	65,130
HSN, Inc. (Retail)	840	29,980
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,344	96,714
Huntington Ingalls Industries, Inc.* (Shipbuilding)	1,008	37,981
IDACORP, Inc. (Electric)	1,008	42,487
IDEX Corp. (Machinery-Diversified)	1,848	74,881
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,176	99,478
Informatica Corp.* (Software)	2,352	99,490
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	3,360	63,773
Integrated Device Technology, Inc.* (Semiconductors)	3,024	19,172
International Bancshares Corp. (Banks)	1,176	22,603
International Rectifier Corp.* (Semiconductors)	1,512	34,474
International Speedway Corp.—Class A (Entertainment)	672	17,331
Intersil Corp.—Class A (Semiconductors)	2,688	30,267
Intrepid Potash, Inc.* (Chemicals)	1,176	28,095
Itron, Inc.* (Electronics)	840	32,584
ITT Corp. (Miscellaneous Manufacturing)	2,016	43,828
ITT Educational Services, Inc.* (Commercial Services)	504	33,198
J.B. Hunt Transport Services, Inc. (Transportation)	2,016	102,957
Jack Henry & Associates, Inc. (Computers)	1,848	63,202
Janus Capital Group, Inc. (Diversified Financial Services)	4,032	31,732
Jefferies Group, Inc. (Diversified Financial Services)	3,192	48,550
JetBlue Airways Corp.* (Airlines)	4,536	26,898
John Wiley & Sons, Inc. (Media)	1,008	45,753
Jones Lang LaSalle, Inc. (Real Estate)	1,008	79,390
Kansas City Southern Industries, Inc.* (Transportation)	2,352	161,441
KB Home (Home Builders)	1,512	13,638
KBR, Inc. (Engineering & Construction)	3,192	102,591
Kemper Corp. (Insurance)	1,176	35,010
Kennametal, Inc. (Hand/Machine Tools)	1,680	72,425
Kirby Corp.* (Transportation)	1,176	78,521
Korn/Ferry International* (Commercial Services)	1,008	16,561
Lam Research Corp.* (Semiconductors)	2,688	114,482
Lamar Advertising Co.—Class A* (Advertising)	1,344	38,452
Lancaster Colony Corp. (Food)	504	35,023
Landstar System, Inc. (Transportation)	1,008	51,559
Lender Processing Services, Inc. (Commercial Services)	1,848	30,732
Lennox International, Inc. (Building Materials)	1,176	42,571
Liberty Property Trust (REIT)	2,520	83,891
Life Time Fitness, Inc.* (Leisure Time)	1,008	49,533
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,008	40,512
Lincare Holdings, Inc. (Healthcare-Services)	2,016	51,791

See accompanying notes to the financial statements.

74 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,848	$79,372
LKQ Corp.* (Distribution/Wholesale)	3,192	104,059
Louisiana-Pacific Corp.* (Building Materials)	3,024	25,764
M.D.C. Holdings, Inc. (Home Builders)	840	16,649
Mack-Cali Realty Corp. (REIT)	1,848	53,148
Manpower, Inc. (Commercial Services)	1,848	74,123
ManTech International Corp.—Class A (Software)	504	17,716
Martin Marietta Materials (Building Materials)	1,008	83,170
Masimo Corp.* (Healthcare-Products)	1,344	28,762
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	672	22,149
MDU Resources Group, Inc. (Electric)	4,200	89,796
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,344	44,473
Mednax, Inc.* (Healthcare-Services)	1,008	71,790
MEMC Electronic Materials, Inc.* (Semiconductors)	5,040	23,033
Mentor Graphics Corp.* (Computers)	2,016	27,962
Mercury General Corp. (Insurance)	840	36,708
Meredith Corp. (Media)	840	26,452
Mettler Toledo International, Inc.* (Electronics)	672	117,936
Micros Systems, Inc.* (Computers)	1,680	83,513
Mine Safety Appliances Co. (Environmental Control)	672	22,942
Minerals Technologies, Inc. (Chemicals)	336	21,319
Mohawk Industries, Inc.* (Textiles)	1,176	71,924
Monster Beverage Corp.* (Beverages)	1,680	175,577
Monster Worldwide, Inc.* (Commercial Services)	2,856	20,563
MSC Industrial Direct Co.—Class A (Retail)	1,008	76,628
MSCI, Inc.—Class A* (Software)	2,688	87,575
National Fuel Gas Co. (Gas)	1,848	92,917
National Instruments Corp. (Electronics)	2,016	54,251
National Retail Properties, Inc. (REIT)	2,184	58,990
NCR Corp.* (Computers)	3,360	62,933
NeuStar, Inc.* (Telecommunications)	1,512	55,203
New York Community Bancorp (Savings & Loans)	9,576	121,519
NewMarket Corp. (Chemicals)	168	36,320
Nordson Corp. (Machinery-Diversified)	1,344	60,937
Northern Oil and Gas, Inc.* (Oil & Gas)	1,344	33,600
NSTAR (Electric)	2,184	98,127
NV Energy, Inc. (Electric)	5,208	84,370
NVR, Inc.* (Home Builders)	168	116,466
Oceaneering International, Inc. (Oil & Gas Services)	2,352	114,284
Office Depot, Inc.* (Retail)	6,216	16,970
OGE Energy Corp. (Electric)	2,184	115,446
Oil States International, Inc.* (Oil & Gas Services)	1,176	93,715
Old Republic International Corp. (Insurance)	5,544	54,775
Olin Corp. (Chemicals)	1,680	37,296
OMEGA Healthcare Investors, Inc. (REIT)	2,184	45,515
Omnicare, Inc. (Pharmaceuticals)	2,520	82,732
Oshkosh Truck Corp.* (Auto Manufacturers)	2,016	48,948
Owens & Minor, Inc. (Distribution/Wholesale)	1,344	40,871
Packaging Corp. of America (Packaging & Containers)	2,184	61,458
Panera Bread Co.—Class A* (Retail)	672	99,624
Parametric Technology Corp.* (Software)	2,520	63,428
Patriot Coal Corp.* (Coal)	2,016	15,322
Patterson-UTI Energy, Inc. (Oil & Gas)	3,360	63,403
Pentair, Inc. (Miscellaneous Manufacturing)	2,184	80,415
PetSmart, Inc. (Retail)	2,520	134,114
Plains Exploration & Production Co.* (Oil & Gas)	3,024	114,065
Plantronics, Inc. (Telecommunications)	1,008	37,538
PNM Resources, Inc. (Electric)	1,680	29,921
Polaris Industries, Inc. (Leisure Time)	1,512	97,373
Polycom, Inc.* (Telecommunications)	3,864	77,087
Potlatch Corp. (REIT)	840	25,637
Prosperity Bancshares, Inc. (Banks)	1,008	41,842
Protective Life Corp. (Insurance)	1,848	46,218
PVH Corp. (Retail)	1,512	116,711
QLogic Corp.* (Semiconductors)	2,184	37,827
Quest Software, Inc.* (Software)	1,176	23,932
Questar Corp. (Gas)	3,864	74,498
Quicksilver Resources, Inc.* (Oil & Gas)	2,688	13,467
Rackspace Hosting, Inc.* (Internet)	2,184	94,807
RadioShack Corp. (Retail)	2,184	15,681
Ralcorp Holdings, Inc.* (Food)	1,176	102,841
Raymond James Financial Corp. (Diversified Financial Services)	2,184	76,440
Rayonier, Inc. (REIT)	2,688	122,922
Realty Income Corp. (REIT)	2,856	103,958
Regal-Beloit Corp. (Hand/Machine Tools)	840	47,687
Regency Centers Corp. (REIT)	2,016	83,301
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,680	152,645
Regis Corp. (Retail)	1,344	23,036
Reinsurance Group of America, Inc. (Insurance)	1,680	91,543
Reliance Steel & Aluminum Co. (Iron/Steel)	1,680	89,376
Rent-A-Center, Inc. (Commercial Services)	1,344	45,454
ResMed, Inc.* (Healthcare-Products)	3,192	92,664
RF Micro Devices, Inc.* (Telecommunications)	6,048	30,180
Riverbed Technology, Inc.* (Computers)	3,360	80,438
Rock-Tenn Co.—Class A (Packaging & Containers)	1,512	93,532
Rollins, Inc. (Commercial Services)	1,344	28,748
Rovi Corp.* (Semiconductors)	2,352	75,476
RPM, Inc. (Chemicals)	2,856	71,486
Ruddick Corp. (Food)	1,008	40,663
Saks, Inc.* (Retail)	3,528	35,209
Scholastic Corp. (Media)	504	14,873
Scientific Games Corp.—Class A* (Entertainment)	1,344	15,039
SEI Investments Co. (Commercial Services)	3,192	58,637
Semtech Corp.* (Semiconductors)	1,512	43,092
Senior Housing Properties Trust (REIT)	3,528	80,015
Sensient Technologies Corp. (Chemicals)	1,176	46,593
Service Corp. International (Commercial Services)	5,040	55,944
Shaw Group, Inc.* (Engineering & Construction)	1,344	36,476
Signature Bank* (Banks)	1,008	58,615
Signet Jewelers, Ltd. (Retail)	1,848	84,232
Silgan Holdings, Inc. (Packaging & Containers)	1,008	41,892
Silicon Laboratories, Inc.* (Semiconductors)	840	36,826
Skyworks Solutions, Inc.* (Semiconductors)	4,032	87,011
SL Green Realty Corp. (REIT)	1,848	135,883
SM Energy Co. (Oil & Gas)	1,344	97,547
Smithfield Foods, Inc.* (Food)	3,528	78,780
Solera Holdings, Inc. (Software)	1,512	72,228
Sonoco Products Co. (Packaging & Containers)	2,184	68,359
Sotheby’s—Class A (Commercial Services)	1,512	50,697
Southern Union Co. (Gas)	2,688	116,579
SPX Corp. (Miscellaneous Manufacturing)	1,176	81,885
StanCorp Financial Group, Inc. (Insurance)	1,008	38,969
Steel Dynamics, Inc. (Iron/Steel)	4,704	75,029

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 75

Common Stocks, continued

	Shares	Value
STERIS Corp. (Healthcare-Products)	1,344	$40,428
Strayer Education, Inc. (Commercial Services)	336	36,557
Superior Energy Services, Inc.* (Oil & Gas Services)	1,680	47,897
SVB Financial Group* (Banks)	1,008	58,504
Synopsys, Inc.* (Computers)	3,192	93,143
Synovus Financial Corp. (Banks)	17,136	29,817
Taubman Centers, Inc. (REIT)	1,344	90,088
TCF Financial Corp. (Banks)	3,528	35,421
Tech Data Corp.* (Electronics)	840	43,613
Techne Corp. (Healthcare-Products)	840	57,330
Teleflex, Inc. (Healthcare-Products)	840	51,400
Telephone & Data Systems, Inc. (Telecommunications)	2,016	53,031
Tellabs, Inc. (Telecommunications)	8,232	31,282
Temple-Inland, Inc. (Packaging & Containers)	2,352	75,005
Terex Corp.* (Machinery-Construction & Mining)	2,352	46,570
The Brink’s Co. (Miscellaneous Manufacturing)	1,008	28,416
The Cheesecake Factory, Inc.* (Retail)	1,176	34,786
The Cooper Cos., Inc. (Healthcare-Products)	1,008	72,717
The Corporate Executive Board Co. (Commercial Services)	672	26,430
The Macerich Co. (REIT)	2,856	155,081
The New York Times Co.—Class A* (Media)	2,688	20,026
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,008	47,739
The Timken Co. (Metal Fabricate/Hardware)	1,848	90,238
The Valspar Corp. (Chemicals)	2,016	87,172
The Warnaco Group, Inc.* (Apparel)	840	48,930
The Wendy’s Co. (Retail)	6,384	29,941
Thomas & Betts Corp.* (Electronics)	1,176	83,955
Thor Industries, Inc. (Home Builders)	1,008	30,905
Thoratec Corp.* (Healthcare-Products)	1,344	39,514
Tibco Software, Inc.* (Internet)	3,528	91,975
Tidewater, Inc. (Transportation)	1,176	63,328
Toll Brothers, Inc.* (Home Builders)	3,192	69,617
Tootsie Roll Industries, Inc. (Food)	504	12,217
Towers Watson & Co.—Class A (Commercial Services)	1,176	70,325
Tractor Supply Co. (Retail)	1,512	122,124
Transatlantic Holdings, Inc. (Insurance)	1,176	65,209
Trimble Navigation, Ltd.* (Electronics)	2,688	125,879
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,680	52,853
Triumph Group, Inc. (Aerospace/Defense)	1,008	63,071
Trustmark Corp. (Banks)	1,344	31,678
Tupperware Corp. (Household Products/Wares)	1,176	73,900
tw telecom, Inc.* (Telecommunications)	3,192	64,319
UDR, Inc. (REIT)	4,872	126,769
UGI Corp. (Gas)	2,520	67,813
Under Armour, Inc.—Class A* (Apparel)	840	66,881
Unit Corp.* (Oil & Gas)	840	38,010
United Rentals, Inc.* (Commercial Services)	1,344	51,395
United Therapeutics Corp.* (Biotechnology)	1,176	57,836
Universal Corp. (Agriculture)	504	22,620
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,184	90,177
URS Corp.* (Engineering & Construction)	1,680	69,132
UTI Worldwide, Inc. (Transportation)	2,184	32,520
Valassis Communications, Inc.* (Commercial Services)	1,008	22,932
Valley National Bancorp (Banks)	4,200	50,064
Valmont Industries, Inc. (Metal Fabricate/Hardware)	504	52,875
ValueClick, Inc.* (Internet)	1,848	32,229
VCA Antech, Inc.* (Pharmaceuticals)	1,848	41,358
Vectren Corp. (Gas)	1,848	52,834
VeriFone Systems, Inc.* (Software)	2,352	100,430
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,536	167,605
Vishay Intertechnology, Inc.* (Electronics)	3,360	41,261
W.R. Berkley Corp. (Insurance)	2,352	80,603
Wabtec Corp. (Machinery-Diversified)	1,008	69,340
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,848	50,728
Washington Federal, Inc. (Savings & Loans)	2,352	37,068
Waste Connections, Inc. (Environmental Control)	2,520	81,421
Watsco, Inc. (Distribution/Wholesale)	672	46,348
Webster Financial Corp. (Banks)	1,680	35,616
Weingarten Realty Investors (REIT)	2,688	65,238
WellCare Health Plans, Inc.* (Healthcare-Services)	1,008	60,238
Werner Enterprises, Inc. (Transportation)	1,008	26,339
Westamerica Bancorp (Banks)	672	31,214
Westar Energy, Inc. (Electric)	2,520	71,669
WGL Holdings, Inc. (Gas)	1,176	50,156
Williams-Sonoma, Inc. (Retail)	2,184	78,318
WMS Industries, Inc.* (Leisure Time)	1,176	25,743
Woodward, Inc. (Electronics)	1,344	56,421
World Fuel Services Corp. (Retail)	1,512	68,615
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,176	21,650
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,176	44,523
TOTAL COMMON STOCKS (Cost $15,813,925)		24,516,585

Repurchase Agreements(a)(b) (36.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%–0.15%, dated 1/31/12, due 2/1/12, total to be received $14,509,052	$14,509,000	$14,509,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,509,000)		14,509,000
TOTAL INVESTMENT SECURITIES (Cost $30,322,925)—98.0%		39,025,585
Net other assets (liabilities)—2.0%		786,999
NET ASSETS—100.0%		$39,812,584

*                   Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $6,589,000.

(b)             The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

76 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 3/19/12 (Underlying notional amount at value $5,137,550)	55	$331,846

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$26,489,749	$(145,760)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	23,458,574	(132,564)
		$(278,324)

UltraMid-Cap ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$38,452	0.1%
Aerospace/Defense	276,533	0.7%
Agriculture	22,620	0.1%
Airlines	90,847	0.2%
Apparel	286,749	0.7%
Auto Manufacturers	48,948	0.1%
Banks	928,245	2.3%
Beverages	327,916	0.8%
Biotechnology	463,312	1.2%
Building Materials	213,900	0.5%
Chemicals	662,783	1.7%
Coal	83,201	0.2%
Commercial Services	1,205,368	3.0%
Computers	548,675	1.4%
Distribution/Wholesale	366,830	0.9%
Diversified Financial Services	421,677	1.1%
Electric	827,982	2.1%
Electrical Components & Equipment	464,339	1.2%
Electronics	857,025	2.2%
Engineering & Construction	288,251	0.7%
Entertainment	101,766	0.3%
Environmental Control	168,321	0.4%
Food	411,509	1.0%
Forest Products & Paper	72,559	0.2%
Gas	520,136	1.3%
Hand/Machine Tools	199,484	0.5%
Healthcare-Products	853,505	2.1%
Healthcare-Services	584,922	1.5%
Home Builders	247,275	0.6%
Household Products/Wares	278,531	0.7%
Insurance	1,022,738	2.6%
Internet	375,334	0.9%
Investment Companies	33,677	0.1%
Iron/Steel	217,305	0.5%
Leisure Time	172,649	0.4%
Machinery-Construction & Mining	46,570	0.1%
Machinery-Diversified	510,439	1.3%
Media	246,417	0.6%
Metal Fabricate/Hardware	200,900	0.5%
Mining	49,103	0.1%
Miscellaneous Manufacturing	724,341	1.8%
Office Furnishings	55,732	0.1%
Oil & Gas	800,706	2.0%
Oil & Gas Services	473,998	1.2%
Packaging & Containers	372,804	0.9%
Pharmaceuticals	326,629	0.8%
REIT	2,112,196	5.4%
Real Estate	79,390	0.2%
Retail	1,674,118	4.2%
Savings & Loans	246,330	0.6%
Semiconductors	758,974	1.9%
Shipbuilding	37,981	0.1%
Software	913,994	2.3%
Telecommunications	426,960	1.1%
Textiles	71,924	0.2%
Transportation	593,723	1.6%
Trucking & Leasing	43,283	0.1%
Water	66,709	0.2%
Other**	15,295,999	38.4%
Total	$39,812,584	100.0%

**              Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT    Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 77

Common Stocks (41.1%)

	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Electrical Components & Equipment)	0.1%	570	$33,191
Alaska Air Group, Inc.* (Airlines)	0.1%	475	36,162
Alterra Capital Holdings, Ltd. (Insurance)	0.1%	1,330	32,146
American Campus Communities, Inc. (REIT)	0.1%	760	32,528
athenahealth, Inc.* (Software)	0.1%	570	33,163
Buckeye Technologies, Inc. (Forest Products & Paper)	0.1%	950	31,853
CBL & Associates Properties, Inc. (REIT)	0.1%	1,995	34,653
Centene Corp.* (Healthcare-Services)	0.1%	760	34,352
Cepheid, Inc.* (Healthcare-Products)	0.1%	950	41,857
CLARCOR, Inc. (Miscellaneous Manufacturing)	0.1%	665	34,188
Clean Harbors, Inc.* (Environmental Control)	0.1%	570	36,166
Coeur d’Alene Mines Corp.* (Mining)	0.1%	1,330	36,788
Complete Production Services, Inc.* (Oil & Gas Services)	0.1%	1,140	38,418
Cubist Pharmaceuticals, Inc.* (Biotechnology)	0.1%	855	34,901
Delphi Financial Group, Inc.—Class A (Insurance)	0.1%	855	38,056
Dril-Quip, Inc.* (Oil & Gas Services)	0.1%	475	31,336
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	0.1%	1,045	34,307
Genesee & Wyoming, Inc.—Class A* (Transportation)	0.1%	665	41,296
Hancock Holding Co. (Banks)	0.1%	1,045	34,694
Hatteras Financial Corp. (REIT)	0.1%	1,235	34,284
HEICO Corp. (Aerospace/Defense)	0.1%	570	31,692
Hexcel Corp.* (Miscellaneous Manufacturing)	0.1%	1,425	35,725
HMS Holdings Corp.* (Commercial Services)	0.1%	1,425	47,039
Jack Henry & Associates, Inc. (Computers)	0.1%	1,140	38,988
Kilroy Realty Corp. (REIT)	0.1%	950	39,548
LaSalle Hotel Properties (REIT)	0.1%	1,330	35,976
MFA Financial, Inc. (REIT)	0.1%	5,130	37,654
MGE Energy, Inc. (Electric)	0.1%	760	34,094
NBT Bancorp, Inc. (Banks)	0.1%	1,615	36,337
Netlogic Microsystems, Inc.* (Semiconductors)	0.1%	950	47,310
New Jersey Resources Corp. (Gas)	0.1%	665	31,734
Nu Skin Enterprises, Inc. (Retail)	0.1%	665	33,217
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	855	35,004
Owens & Minor, Inc. (Distribution/Wholesale)	0.1%	1,045	31,778
Parametric Technology Corp.* (Software)	0.1%	1,615	40,650
Piedmont Natural Gas Co., Inc. (Gas)	0.1%	950	31,274
ProAssurance Corp. (Insurance)	0.1%	475	38,774
Rosetta Resources, Inc.* (Oil & Gas)	0.1%	760	36,472
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	0.1%	760	36,632
SuccessFactors, Inc.* (Commercial Services)	0.1%	1,045	41,591
SVB Financial Group* (Banks)	0.1%	570	33,083
The Warnaco Group, Inc.* (Apparel)	0.1%	570	33,202
Triumph Group, Inc. (Aerospace/Defense)	0.1%	570	35,665
United Rentals, Inc.* (Commercial Services)	0.1%	855	32,695
ViroPharma, Inc.* (Pharmaceuticals)	0.1%	1,140	33,961
Watsco, Inc. (Distribution/Wholesale)	0.1%	475	32,761
WellCare Health Plans, Inc.* (Healthcare-Services)	0.1%	570	34,063
Woodward, Inc. (Electronics)	0.1%	855	35,893
World Fuel Services Corp. (Retail)	0.1%	1,045	47,422
Other Common Stocks	36.2%	847,590	14,147,481
TOTAL COMMON STOCKS (Cost $12,185,150)			15,912,054

Repurchase Agreements(a)(b) (51.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%–0.15%, dated 1/31/12, due 2/1/12, total to be received $20,053,072	$20,053,000	$20,053,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,053,000)		20,053,000
TOTAL INVESTMENT SECURITIES (Cost $32,238,150)—92.8%		35,965,054
Net other assets (liabilities)—7.2%		2,800,737
NET ASSETS—100.0%		$38,765,791

*                   Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $5,524,000.

(b)             The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

78 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $11,140,410)	141	$660,351

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$31,092,504	$(235,139)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	19,165,644	(34,489)
		$(269,628)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$13,505	NM
Aerospace/Defense	233,186	0.6%
Agriculture	59,804	0.2%
Airlines	99,002	0.3%
Apparel	226,699	0.6%
Auto Manufacturers	12,640	NM
Auto Parts & Equipment	163,219	0.4%
Banks	996,790	2.6%
Beverages	30,746	0.1%
Biotechnology	340,711	0.9%
Building Materials	159,627	0.4%
Chemicals	309,350	0.8%
Coal	33,015	0.1%
Commercial Services	1,096,558	2.8%
Computers	346,125	0.9%
Cosmetics/Personal Care	15,011	NM
Distribution/Wholesale	177,890	0.5%
Diversified Financial Services	252,871	0.7%
Electric	355,688	0.9%
Electrical Components & Equipment	165,093	0.4%
Electronics	379,714	1.0%
Energy-Alternate Sources	15,347	NM
Engineering & Construction	118,397	0.3%
Entertainment	143,607	0.4%
Environmental Control	130,139	0.3%
Food	291,672	0.8%
Forest Products & Paper	130,218	0.3%
Gas	195,211	0.5%
Hand/Machine Tools	14,267	NM
Healthcare-Products	555,623	1.5%
Healthcare-Services	269,100	0.7%
Holding Companies-Diversified	18,212	NM
Home Builders	60,421	0.2%
Home Furnishings	70,395	0.2%
Household Products/Wares	77,045	0.2%
Insurance	514,215	1.3%
Internet	364,338	0.9%
Investment Companies	127,221	0.3%
Iron/Steel	3,774	NM
Leisure Time	69,774	0.2%
Lodging	47,274	0.1%
Machinery-Construction & Mining	16,064	NM
Machinery-Diversified	263,009	0.7%
Media	112,136	0.3%
Metal Fabricate/Hardware	120,750	0.3%
Mining	214,089	0.6%
Miscellaneous Manufacturing	379,531	1.0%
Office Furnishings	64,300	0.2%
Oil & Gas	552,155	1.4%
Oil & Gas Services	270,849	0.7%
Packaging & Containers	12,375	NM
Pharmaceuticals	487,102	1.3%
Pipelines	23,440	0.1%
Private Equity	9,959	NM
REIT	1,371,664	3.5%
Real Estate	15,776	NM
Retail	990,924	2.6%
Savings & Loans	153,993	0.4%
Semiconductors	546,723	1.4%
Software	684,274	1.8%
Storage/Warehousing	11,856	NM
Telecommunications	493,054	1.3%
Textiles	29,695	0.1%
Toys/Games/Hobbies	7,258	NM
Transportation	298,407	0.8%
Trucking & Leasing	50,585	0.1%
Water	48,592	0.1%
Other**	22,853,737	58.9%
Total	$38,765,791	100.0%

**              Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

REIT    Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 79

Common Stocks (22.5%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	4,355	$377,622
Alcoa, Inc. (Mining)	4,355	44,247
American Express Co. (Diversified Financial Services)	4,355	218,360
AT&T, Inc. (Telecommunications)	4,355	128,081
Bank of America Corp. (Banks)	4,355	31,051
Boeing Co. (Aerospace/Defense)	4,355	323,054
Caterpillar, Inc. (Machinery-Construction & Mining)	4,355	475,218
Chevron Corp. (Oil & Gas)	4,355	448,913
Cisco Systems, Inc. (Telecommunications)	4,355	85,489
Coca-Cola Co. (Beverages)	4,355	294,093
E.I. du Pont de Nemours & Co. (Chemicals)	4,355	221,626
Exxon Mobil Corp. (Oil & Gas)	4,355	364,688
General Electric Co. (Miscellaneous Manufacturing)	4,355	81,482
Hewlett-Packard Co. (Computers)	4,355	121,853
Intel Corp. (Semiconductors)	4,355	115,059
International Business Machines Corp. (Computers)	4,355	838,773
J.P. Morgan Chase & Co. (Banks)	4,355	162,442
Johnson & Johnson (Healthcare-Products)	4,355	287,038
Kraft Foods, Inc. (Food)	4,355	166,797
McDonald’s Corp. (Retail)	4,355	431,363
Merck & Co., Inc. (Pharmaceuticals)	4,355	166,622
Microsoft Corp. (Software)	4,355	128,603
Pfizer, Inc. (Pharmaceuticals)	4,355	93,197
Procter & Gamble Co. (Cosmetics/Personal Care)	4,355	274,539
The Home Depot, Inc. (Retail)	4,355	193,318
The Travelers Cos., Inc. (Insurance)	4,355	253,896
United Technologies Corp. (Aerospace/Defense)	4,355	341,214
Verizon Communications, Inc. (Telecommunications)	4,355	164,009
Wal-Mart Stores, Inc. (Retail)	4,355	267,223
Walt Disney Co. (Media)	4,355	169,409
TOTAL COMMON STOCKS (Cost $3,748,828)		7,269,279

Repurchase Agreements(a)(b) (75.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%–0.15%, dated 1/31/12, due 2/1/12, total to be received $24,156,086	$24,156,000	$24,156,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,156,000)		24,156,000
TOTAL INVESTMENT SECURITIES (Cost $27,904,828)—97.5%		31,425,279
Net other assets (liabilities)—2.5%		795,068
NET ASSETS—100.0%		$32,220,347

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $6,505,000.

(b)             The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contract expiring 3/19/12 (Underlying notional amount at value $5,157,800)	82	$183,617

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$29,616,272	$(65,897)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	22,364,190	(58,159)
		$(124,056)

UltraDow 30 ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$664,268	2.1%
Banks	193,493	0.6%
Beverages	294,093	0.9%
Chemicals	221,626	0.7%
Computers	960,626	2.9%
Cosmetics/Personal Care	274,539	0.8%
Diversified Financial Services	218,360	0.7%
Food	166,797	0.5%
Healthcare-Products	287,038	0.9%
Insurance	253,896	0.8%
Machinery-Construction & Mining	475,218	1.5%
Media	169,409	0.5%
Mining	44,247	0.1%
Miscellaneous Manufacturing	459,104	1.4%
Oil & Gas	813,601	2.5%
Pharmaceuticals	259,819	0.8%
Retail	891,904	2.8%
Semiconductors	115,059	0.4%
Software	128,603	0.4%
Telecommunications	377,579	1.2%
Other**	24,951,068	77.5%
Total	$32,220,347	100.0%

**              Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

80 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (65.1%)

	Shares	Value
Activision Blizzard, Inc. (Software)	33,319	$411,156
Adobe Systems, Inc.* (Software)	14,300	442,585
Akamai Technologies, Inc.* (Internet)	5,291	170,635
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,434	417,114
Altera Corp. (Semiconductors)	9,295	369,848
Amazon.com, Inc.* (Internet)	13,299	2,585,858
Amgen, Inc. (Biotechnology)	25,597	1,738,292
Apollo Group, Inc.—Class A* (Commercial Services)	3,861	202,355
Apple Computer, Inc.* (Computers)	27,170	12,402,562
Applied Materials, Inc. (Semiconductors)	38,467	472,375
Autodesk, Inc.* (Software)	6,578	236,808
Automatic Data Processing, Inc. (Commercial Services)	14,300	783,354
Avago Technologies, Ltd. (Semiconductors)	7,150	242,671
Baidu, Inc.ADR* (Internet)	7,865	1,002,945
Bed Bath & Beyond, Inc.* (Retail)	7,150	434,005
Biogen Idec, Inc.* (Biotechnology)	7,150	843,128
BMC Software, Inc.* (Software)	5,005	181,381
Broadcom Corp.—Class A (Semiconductors)	14,157	486,151
C.H. Robinson Worldwide, Inc. (Transportation)	4,719	324,856
CA, Inc. (Software)	14,443	372,341
Celgene Corp.* (Biotechnology)	13,013	946,045
Cerner Corp.* (Software)	5,005	304,754
Check Point Software Technologies, Ltd.* (Software)	6,006	338,078
Cisco Systems, Inc. (Telecommunications)	156,728	3,076,571
Citrix Systems, Inc.* (Software)	5,434	354,351
Cognizant Technology Solutions Corp.* (Computers)	8,866	636,135
Comcast Corp.—Class A (Media)	61,061	1,623,612
Costco Wholesale Corp. (Retail)	12,584	1,035,286
Ctrip.com International, Ltd.ADR* (Internet)	4,290	107,464
Dell, Inc.* (Computers)	52,338	901,784
DENTSPLY International, Inc. (Healthcare-Products)	4,147	156,508
DIRECTV—Class A* (Media)	20,592	926,846
Dollar Tree, Inc.* (Retail)	3,432	291,068
eBay, Inc.* (Internet)	37,609	1,188,444
Electronic Arts, Inc.* (Software)	9,724	180,575
Expedia, Inc. (Internet)	3,432	111,094
Expeditors International of Washington, Inc. (Transportation)	6,149	274,553
Express Scripts, Inc.* (Pharmaceuticals)	14,157	724,272
F5 Networks, Inc.* (Internet)	2,288	273,965
Fastenal Co. (Distribution/Wholesale)	8,580	400,514
First Solar, Inc.* (Energy-Alternate Sources)	2,574	108,829
Fiserv, Inc.* (Software)	4,147	260,805
Flextronics International, Ltd.* (Electronics)	20,735	142,449
Fossil, Inc.* (Distribution/Wholesale)	1,859	176,698
Garmin, Ltd. (Electronics)	5,720	238,524
Gilead Sciences, Inc.* (Biotechnology)	21,879	1,068,570
Google, Inc.—Class A* (Internet)	7,436	4,313,698
Green Mountain Coffee Roasters, Inc.* (Beverages)	4,576	244,084
Henry Schein, Inc.* (Healthcare-Products)	2,574	182,471
Infosys Technologies, Ltd.ADR (Computers)	2,288	125,817
Intel Corp. (Semiconductors)	148,434	3,921,626
Intuit, Inc. (Software)	8,723	492,326
Intuitive Surgical, Inc.* (Healthcare-Products)	1,144	526,137
KLA-Tencor Corp. (Semiconductors)	4,862	248,594
Lam Research Corp.* (Semiconductors)	3,432	146,169
Liberty Media Holding Corp.—Interactive Series A* (Internet)	16,302	279,090
Life Technologies Corp.* (Biotechnology)	5,148	249,318
Linear Technology Corp. (Semiconductors)	6,578	219,179
Marvell Technology Group, Ltd.* (Semiconductors)	17,732	275,378
Mattel, Inc. (Toys/Games/Hobbies)	9,867	305,877
Maxim Integrated Products, Inc. (Semiconductors)	8,437	226,449
Microchip Technology, Inc. (Semiconductors)	5,577	205,847
Micron Technology, Inc.* (Semiconductors)	28,743	218,159
Microsoft Corp. (Software)	245,245	7,242,085
Monster Beverage Corp.* (Beverages)	2,574	269,009
Mylan Laboratories, Inc.* (Pharmaceuticals)	12,441	258,151
NetApp, Inc.* (Computers)	10,725	404,761
Netflix, Inc.* (Internet)	1,573	189,075
News Corp.—Class A (Media)	50,193	945,134
Nuance Communications, Inc.* (Software)	8,723	248,780
NVIDIA Corp.* (Semiconductors)	17,875	264,014
O’Reilly Automotive, Inc.* (Retail)	3,718	303,054
Oracle Corp. (Software)	147,147	4,149,545
PACCAR, Inc. (Auto Manufacturers)	10,439	461,404
Paychex, Inc. (Commercial Services)	10,582	333,333
Perrigo Co. (Pharmaceuticals)	2,717	259,745
Priceline.com, Inc.* (Internet)	1,430	757,156
Qualcomm, Inc. (Telecommunications)	49,049	2,885,062
Randgold Resources, Ltd.ADR (Mining)	1,716	196,328
Research In Motion, Ltd.* (Computers)	15,158	252,078
Ross Stores, Inc. (Retail)	6,721	341,561
SanDisk Corp.* (Computers)	7,007	321,481
Seagate Technology PLC (Computers)	13,585	287,187
Sears Holdings Corp.* (Retail)	3,146	132,604
Sigma-Aldrich Corp. (Chemicals)	3,575	243,243
Sirius XM Radio, Inc.* (Media)	109,395	228,636
Staples, Inc. (Retail)	20,449	299,169
Starbucks Corp. (Retail)	21,736	1,041,806
Stericycle, Inc.* (Environmental Control)	2,431	204,253
Symantec Corp.* (Internet)	21,450	368,725
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	20,449	922,863
VeriSign, Inc. (Internet)	4,576	169,587
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,149	227,206
Virgin Media, Inc. (Telecommunications)	8,723	207,956
Vodafone Group PLCADR (Telecommunications)	26,741	724,414
Warner Chilcott PLC—Class A* (Pharmaceuticals)	7,436	125,445
Whole Foods Market, Inc. (Food)	5,291	391,693
Wynn Resorts, Ltd. (Lodging)	3,575	411,947
Xilinx, Inc. (Semiconductors)	7,722	276,834
Yahoo!, Inc.* (Internet)	36,179	559,689
TOTAL COMMON STOCKS (Cost $35,493,119)		79,053,446

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 81

Repurchase Agreements(a)(b) (34.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $41,485,148	$41,485,000	$41,485,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,485,000)		41,485,000
TOTAL INVESTMENT SECURITIES (Cost $76,978,119)—99.2%		120,538,446
Net other assets (liabilities)—0.8%		1,020,359
NET ASSETS—100.0%		$121,558,805

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $20,136,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/12 (Underlying notional amount at value $23,802,240)	483	$1,412,843

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$48,248,132	$125,893
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	91,956,505	223,154
		$349,047

UltraNASDAQ-100 ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Auto Manufacturers	$461,404	0.4%
Beverages	513,093	0.4%
Biotechnology	5,489,673	4.5%
Chemicals	243,243	0.2%
Commercial Services	1,319,042	1.1%
Computers	15,331,805	12.6%
Distribution/Wholesale	577,212	0.5%
Electronics	380,973	0.3%
Energy-Alternate Sources	108,829	0.1%
Environmental Control	204,253	0.2%
Food	391,693	0.3%
Healthcare-Products	865,116	0.7%
Internet	12,077,425	9.9%
Lodging	411,947	0.3%
Media	3,724,228	3.1%
Mining	196,328	0.2%
Pharmaceuticals	2,290,476	1.9%
Retail	3,878,553	3.2%
Semiconductors	7,573,294	6.2%
Software	15,215,570	12.5%
Telecommunications	6,894,003	5.7%
Toys/Games/Hobbies	305,877	0.3%
Transportation	599,409	0.5%
Other**	42,505,359	34.9%
Total	$121,558,805	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

82 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Repurchase Agreements(a)(b) (102.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $32,552,116	$32,552,000	$32,552,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,552,000)		32,552,000
TOTAL INVESTMENT SECURITIES (Cost $32,552,000)—102.6%		32,552,000
Net other assets (liabilities)—(2.6)%		(833,856)
NET ASSETS—100.0%		$31,718,144

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $9,080,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$35,769,707	$(275,695)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	27,694,910	(244,116)
		$(519,811)

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 83

Common Stocks (53.6%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.—Series EADR (Semiconductors)	54,590	$287,689
America Movil S.A.B. de C.V.ADR (Telecommunications)	97,520	2,263,439
AngloGold Ashanti, Ltd.ADR (Mining)	19,080	873,864
Baidu, Inc.ADR* (Internet)	6,890	878,613
BRF-Brazil Foods S.A.ADR (Food)	33,920	679,418
Cemex S.A.B. de C.V.ADR* (Building Materials)	51,410	350,102
China Life Insurance Co., Ltd.ADR (Insurance)	24,910	1,094,545
China Mobile, Ltd.ADR (Telecommunications)	53,000	2,707,240
China Petroleum and Chemical Corp.ADR (Oil & Gas)	8,480	1,018,872
China Telecom Corp., Ltd.ADR (Telecommunications)	6,890	386,460
China Unicom, Ltd.ADR (Telecommunications)	23,850	440,510
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	19,610	635,560
CNOOC, Ltd.ADR (Oil & Gas)	7,420	1,509,228
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	12,190	356,801
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	39,750	408,233
Companhia Vale Do Rio DoceADR (Mining)	66,250	1,676,125
Compania de Minas Buenaventura S.A.ADR (Mining)	7,950	341,055
Ecopetrol S.A.ADR (Oil & Gas)	10,600	541,342
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	5,300	248,517
Enersis S.A.ADR (Electric)	13,250	242,608
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	9,540	672,761
Gold Fields, Ltd.ADR (Mining)	36,570	600,845
Grupo Televisa S.A.ADR (Media)	28,620	564,386
Harmony Gold Mining Co., Ltd.ADR (Mining)	18,020	217,321
HDFC Bank, Ltd.ADR (Banks)	28,620	888,079
ICICI Bank, Ltd.ADR (Banks)	21,730	786,843
Infosys Technologies, Ltd.ADR (Computers)	24,380	1,340,656
KB Financial Group, Inc.ADR* (Diversified Financial Services)	19,610	743,219
Korea Electric Power Corp.ADR* (Electric)	26,500	326,745
Mobile TeleSystemsADR (Telecommunications)	25,970	435,257
PetroChina Co., Ltd.ADR (Oil & Gas)	10,600	1,542,300
Petroleo Brasileiro S.A.ADR (Oil & Gas)	83,210	2,542,066
POSCOADR (Iron/Steel)	13,780	1,264,453
PT Telekomunikasi IndonesiaADR (Telecommunications)	12,190	373,624
Sasol, Ltd.ADR (Oil & Gas)	24,910	1,278,879
Shinhan Financial Group Co., Ltd.ADR* (Diversified Financial Services)	11,130	881,051
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	4,770	280,190
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	246,450	3,470,016
Tata Motors, Ltd.ADR (Auto Manufacturers)	17,490	421,159
Ultrapar Participacoes S.A.ADR (Chemicals)	20,670	411,333
United Microelectronics Corp.ADR (Semiconductors)	131,440	356,202
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	10,070	239,565
TOTAL COMMON STOCKS (Cost $31,323,369)		36,577,171

Preferred Stocks (17.8%)

Banco Bradesco S.A.ADR (Banks)	96,990	1,734,181
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	40,280	1,465,789
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	19,610	396,906
Gerdau S.A.ADR (Iron/Steel)	45,050	427,975
Itau Unibanco Holding S.A.ADR (Banks)	112,890	2,253,285
Petroleo Brasileiro S.A.ADR (Oil & Gas)	107,590	3,004,989
Telefonica Brasil S.A.ADR (Telecommunications)	14,840	413,146
Vale S.A.ADR (Mining)	102,820	2,489,272
TOTAL PREFERRED STOCKS (Cost $10,201,621)		12,185,543

Repurchase Agreements(a)(b) (28.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $19,721,070	$19,721,000	$19,721,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,721,000)		19,721,000
TOTAL INVESTMENT SECURITIES (Cost $61,245,990)—100.3%		68,483,714
Net other assets (liabilities)—(0.3)%		(220,596)
NET ASSETS—100.0%		$68,263,118

*	Non-income producing security

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $12,393,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$37,802,987	$(252,059)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	49,923,181	(348,888)
		$(600,947)

See accompanying notes to the financial statements.

84 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Auto Manufacturers	$421,159	0.6%
Banks	5,662,388	8.3%
Beverages	2,495,351	3.7%
Building Materials	350,102	0.5%
Chemicals	691,523	1.0%
Coal	239,565	0.3%
Computers	1,340,656	2.0%
Diversified Financial Services	1,624,270	2.4%
Electric	1,214,776	1.8%
Food	679,418	1.0%
Insurance	1,094,545	1.6%
Internet	878,613	1.3%
Iron/Steel	2,100,661	3.1%
Media	564,386	0.8%
Mining	6,198,482	9.1%
Oil & Gas	11,437,676	16.7%
Semiconductors	4,113,907	6.0%
Telecommunications	7,655,236	11.2%
Other**	19,500,404	28.6%
Total	$68,263,118	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2012:

	Value	% of Net Assets
Brazil	$18,259,519	26.8%
Chile	771,315	1.1%
China	9,817,333	14.4%
Colombia	541,342	0.8%
India	3,436,737	5.0%
Indonesia	373,624	0.5%
Mexico	3,850,688	5.6%
Peru	341,055	0.5%
Russia	435,257	0.6%
South Africa	2,970,909	4.4%
South Korea	3,215,468	4.7%
Taiwan	4,749,467	7.0%
Other**	19,500,404	28.6%
Total	$68,263,118	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 85

Common Stocks (40.7%)

	Shares	Value
America Movil S.A.B. de C.V.ADR (Telecommunications)	23,760	$551,470
Banco De ChileADR (Banks)	4,070	365,852
Banco Santander Brasil S.A.ADR (Banks)	42,460	387,235
Banco Santander Chile S.A.ADR (Banks)	3,190	259,985
BRF-Brazil Foods S.A.ADR (Food)	46,090	923,183
Cemex S.A.B. de C.V.ADR* (Building Materials)	23,760	161,806
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	14,630	428,220
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR* (Water)	3,960	260,924
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	39,490	405,562
Companhia Vale Do Rio DoceADR (Mining)	45,100	1,141,030
Compania de Minas Buenaventura S.A.ADR (Mining)	10,120	434,148
Ecopetrol S.A.ADR (Oil & Gas)	12,320	629,182
Embraer S.A.ADR (Aerospace/Defense)	7,480	205,102
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	6,380	299,158
Enersis S.A.ADR (Electric)	15,180	277,946
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	9,020	636,091
Grupo Televisa S.A.ADR (Media)	24,420	481,562
Lan Airlines S.A.ADR (Airlines)	13,090	328,559
Petroleo Brasileiro S.A.ADR (Oil & Gas)	43,120	1,317,316
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	5,830	342,454
Tim Participacoes S.A. (Telecommunications)	9,240	266,574
Ultrapar Participacoes S.A.ADR (Chemicals)	28,600	569,140
TOTAL COMMON STOCKS (Cost $7,545,301)		10,672,499

Preferred Stocks (32.7%)

Banco Bradesco S.A.ADR (Banks)	41,910	749,351
Bancolombia S.A.ADR (Banks)	5,610	347,876
Centrais Eletricas Brasileiras S.A.ADR (Electric)	16,390	167,342
Centrais Eletricas Brasileiras S.A.—Class BADR (Electric)	12,980	190,027
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	10,120	431,213
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	33,660	1,224,887
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	21,340	431,922
Gerdau S.A.ADR (Iron/Steel)	44,660	424,270
Itau Unibanco Holding S.A.ADR (Banks)	41,580	829,937
Petroleo Brasileiro S.A.ADR (Oil & Gas)	55,660	1,554,584
Tele Norte Leste Participacoes S.A.ADR (Telecommunications)	15,730	147,705
Telefonica Brasil S.A.ADR (Telecommunications)	14,520	404,237
Vale S.A.ADR (Mining)	69,850	1,691,068
TOTAL PREFERRED STOCKS (Cost $5,469,412)		8,594,419

Repurchase Agreements(a)(b) (26.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%–0.15%, dated 1/31/12, due 2/1/12, total to be received $6,947,025	$6,947,000	$6,947,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,947,000)		6,947,000
TOTAL INVESTMENT SECURITIES (Cost $19,961,713)—99.9%		26,213,918
Net other assets (liabilities)—0.1%		19,158
NET ASSETS—100.0%		$26,233,076

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $4,480,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$10,893,961	$(52,337)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	22,286,855	(100,531)
		$(152,868)

UltraLatin America ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$205,102	0.8%
Airlines	328,559	1.3%
Banks	2,940,236	11.2%
Beverages	2,289,198	8.7%
Building Materials	161,806	0.6%
Chemicals	911,594	3.5%
Electric	1,366,395	5.2%
Food	1,354,396	5.2%
Iron/Steel	829,832	3.2%
Media	481,562	1.8%
Mining	3,266,246	12.4%
Oil & Gas	3,501,082	13.3%
Telecommunications	1,369,986	5.2%
Water	260,924	1.0%
Other**	6,966,158	26.6%
Total	$26,233,076	100.0%

See accompanying notes to the financial statements.

86 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2012:

	Value	% of Net Assets
Brazil	$14,150,829	53.9%
Chile	1,873,954	7.1%
Colombia	977,058	3.7%
Mexico	1,830,929	7.0%
Peru	434,148	1.7%
Other**	6,966,158	26.6%
Total	$26,233,076	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 87

Common Stocks (72.0%)

	Shares	Value
51job, Inc.ADR* (Commercial Services)	2,200	$98,736
7 Days Group Holdings, Ltd.ADR* (Lodging)	5,368	78,910
Aluminum Corp. of China, Ltd.ADR (Mining)	17,248	209,908
AutoNavi Holdings, Ltd.ADR* (Software)	7,216	79,665
Baidu, Inc.ADR* (Internet)	4,576	583,531
China Eastern Airlines Corp., Ltd.ADR* (Airlines)	6,952	125,206
China Kanghui Holdings, Inc.ADR* (Healthcare-Products)	5,456	94,934
China Life Insurance Co., Ltd.ADR (Insurance)	15,576	684,409
China Lodging Group, Ltd.ADR* (Lodging)	6,424	96,681
China Mobile, Ltd.ADR (Telecommunications)	20,064	1,024,869
China Petroleum and Chemical Corp.ADR (Oil & Gas)	5,632	676,685
China Southern Airlines Co., Ltd.ADR* (Airlines)	5,456	140,492
China Telecom Corp., Ltd.ADR (Telecommunications)	6,864	385,002
China Unicom, Ltd.ADR (Telecommunications)	21,384	394,962
CNOOC, Ltd.ADR (Oil & Gas)	3,960	805,464
Ctrip.com International, Ltd.ADR* (Internet)	11,616	290,981
E-House China Holdings, Ltd.ADR (Real Estate)	14,432	80,675
Focus Media Holding, Ltd.ADR* (Advertising)	9,416	188,320
Giant Interactive Group, Inc.ADR (Internet)	24,464	103,972
Guangshen Railway Co., Ltd.ADR (Transportation)	5,984	109,268
hiSoft Technology International, Ltd.ADR* (Software)	7,568	86,048
Home Inns & Hotels Management, Inc.ADR* (Lodging)	4,136	121,971
Huaneng Power International, Inc.ADR (Electric)	9,240	222,314
iSoftStone Holding, Ltd.ADR* (Commercial Services)	10,208	108,511
LDK Solar Co., Ltd.ADR* (Energy-Alternate Sources)	18,920	91,951
Melco Crown Entertainment, Ltd.ADR* (Lodging)	20,680	230,582
Mindray Medical International, Ltd.ADR (Healthcare-Products)	8,360	248,794
Netease.com, Inc.ADR* (Internet)	5,896	282,006
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	10,824	257,828
Perfect World Co., Ltd.ADR* (Internet)	8,536	91,506
PetroChina Co., Ltd.ADR (Oil & Gas)	5,720	832,260
Renren, Inc.ADR* (Internet)	28,512	158,242
Semiconductor Manufacturing International Corp.ADR* (Semiconductors)	57,992	149,619
Shanda Games, Ltd.ADR (Software)	19,536	69,548
Shanda Interactive Entertainment, Ltd.ADR* (Internet)	3,696	150,538
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	3,872	137,069
Spreadtrum Communications, Inc.ADR (Electronics)	6,336	98,018
Suntech Power Holdings Co., Ltd.ADR* (Electrical Components & Equipment)	31,416	102,102
Trina Solar, Ltd.ADR* (Energy-Alternate Sources)	14,520	116,741
VanceInfo Technologies, Inc.ADR* (Computers)	9,240	116,147
WuXi PharmaTech Cayman, Inc.ADR* (Biotechnology)	11,792	160,135
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	13,904	330,776
Yingli Green Energy Holding Co., Ltd.ADR* (Electrical Components & Equipment)	22,440	94,921
Youku.com, Inc.ADR* (Internet)	8,800	188,232
TOTAL COMMON STOCKS (Cost $7,941,823)		10,698,529

Repurchase Agreements(a)(b) (29.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $4,335,016	$4,335,000	$4,335,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,335,000)		4,335,000
TOTAL INVESTMENT SECURITIES (Cost $12,276,823)—101.2%		15,033,529
Net other assets (liabilities)—(1.2)%		(178,922)
NET ASSETS—100.0%		$14,854,607

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $2,294,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional
	Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$7,857,179	$(168,237)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	11,089,378	(207,350)
		$(375,587)

See accompanying notes to the financial statements.

88 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

UltraChina ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$188,320	1.3%
Airlines	265,698	1.8%
Biotechnology	160,135	1.1%
Chemicals	137,069	0.9%
Coal	330,776	2.2%
Commercial Services	465,075	3.1%
Computers	116,147	0.8%
Electric	222,314	1.5%
Electrical Components & Equipment	197,023	1.3%
Electronics	98,018	0.7%
Energy-Alternate Sources	208,692	1.4%
Healthcare-Products	343,728	2.3%
Insurance	684,409	4.6%
Internet	1,849,008	12.5%
Lodging	528,144	3.6%
Mining	209,908	1.4%
Oil & Gas	2,314,409	15.6%
Real Estate	80,675	0.5%
Semiconductors	149,619	1.0%
Software	235,261	1.6%
Telecommunications	1,804,833	12.1%
Transportation	109,268	0.7%
Other**	4,156,078	28.0%
Total	$14,854,607	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2012:

	Value	% of Net Assets
China	$10,698,529	72.0%
Other**	4,156,078	28.0%
Total	$14,854,607	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 89

Repurchase Agreements(a)(b) (79.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%–0.15%, dated 1/31/12, due 2/1/12, total to be received $8,756,031	$8,756,000	$8,756,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,756,000)		8,756,000
TOTAL INVESTMENT SECURITIES (Cost $8,756,000)—79.3%		8,756,000
Net other assets (liabilities)—20.7%		2,286,827
NET ASSETS—100.0%		$11,042,827

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $150,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contract expiring 3/9/12 (Underlying notional amount at value $20,771,100)	471	$434,599

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$1,334,397	$(608)

See accompanying notes to the financial statements.

90 :: Bear ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Repurchase Agreements(a)(b) (102.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%–0.15%, dated 1/31/12, due 2/1/12, total to be received $44,298,158	$44,298,000	$44,298,000
TOTAL REPURCHASE AGREEMENTS (Cost $44,298,000)		44,298,000
TOTAL INVESTMENT SECURITIES (Cost $44,298,000)—102.5%		44,298,000
Net other assets (liabilities)—(2.5)%		(1,061,088)
NET ASSETS—100.0%		$43,236,912

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $5,591,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $8,698,200)	133	$(419,885)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(18,478,410)	$42,619
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(16,074,939)	47,279
		$89,898

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 91

Repurchase Agreements(a)(b) (111.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%–0.15%, dated 1/31/12, due 2/1/12, total to be received $6,848,024	$6,848,000	$6,848,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,848,000)		6,848,000
TOTAL INVESTMENT SECURITIES (Cost $6,848,000)—111.9%		6,848,000
Net other assets (liabilities)—(11.9)%		(727,726)
NET ASSETS—100.0%		$6,120,274

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $823,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,106,140)	14	$(37,753)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(3,422,864)	$25,713
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(1,596,237)	16,344
		$42,057

See accompanying notes to the financial statements.

92 :: Short NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Repurchase Agreements(a)(b) (80.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $2,543,009	$2,543,000	$2,543,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,543,000)		2,543,000
TOTAL INVESTMENT SECURITIES (Cost $2,543,000)—80.6%		2,543,000
Net other assets (liabilities)—19.4%		611,654
NET ASSETS—100.0%		$3,154,654

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $763,000.

(b)    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/12 (Underlying notional amount at value $394,240)	8	$(23,431)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(1,217,486)	$(1,638)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(1,550,400)	(5,684)
		$(7,322)

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: UltraBear ProFund :: 93

Repurchase Agreements(a)(b) (115.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $31,014,111	$31,014,000	$31,014,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,014,000)		31,014,000
TOTAL INVESTMENT SECURITIES (Cost $31,014,000)—115.3%		31,014,000
Net other assets (liabilities)—(15.3)%		(4,103,862)
NET ASSETS—100.0%		$26,910,138

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $9,536,000.

(b)    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $6,213,000)	95	$(14,990)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(24,079,051)	$84,429
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(23,516,644)	83,270
		$167,699

See accompanying notes to the financial statements.

94 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Repurchase Agreements(a)(b) (165.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $4,266,015	$4,266,000	$4,266,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,266,000)		4,266,000
TOTAL INVESTMENT SECURITIES (Cost $4,266,000)—165.8%		4,266,000
Net other assets (liabilities)—(65.8)%		(1,693,077)
NET ASSETS—100.0%		$2,572,923

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $1,276,000.

(b)    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 3/19/12 (Underlying notional amount at value $467,050)	5	$(20,464)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$(2,315,926)	$23,452
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(2,349,876)	22,388
		$45,840

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 95

Repurchase Agreements(a)(b) (126.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $19,072,068	$19,072,000	$19,072,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,072,000)		19,072,000
TOTAL INVESTMENT SECURITIES (Cost $19,072,000)—126.1%		19,072,000
Net other assets (liabilities)—(26.1)%		(3,946,770)
NET ASSETS—100.0%		$15,125,230

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $6,570,000.

(b)    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $4,187,530)	53	$(252,166)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(14,653,842)	$110,082
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(11,474,271)	130,550
		$240,632

See accompanying notes to the financial statements.

96 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Repurchase Agreements(a)(b) (179.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $10,074,036	$10,074,000	$10,074,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,074,000)		10,074,000
TOTAL INVESTMENT SECURITIES (Cost $10,074,000)—179.6%		10,074,000
Net other assets (liabilities)—(79.6)%		(4,464,656)
NET ASSETS—100.0%		$5,609,344

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $3,644,000.

(b)    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,195,100)	19	$(22,075)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(5,288,738)	$11,591
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(4,745,725)	27,608
		$39,199

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: UltraShort NASDAQ-100 ProFund :: 97

Repurchase Agreements(a)(b) (106.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $17,288,062	$17,288,000	$17,288,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,288,000)		17,288,000
TOTAL INVESTMENT SECURITIES (Cost $17,288,000)—106.7%		17,288,000
Net other assets (liabilities)—(6.7)%		(1,090,099)
NET ASSETS—100.0%		$16,197,901

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $4,614,000.

(b)    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/12 (Underlying notional amount at value $4,681,600)	95	$(278,242)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(16,204,111)	$(49,008)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(11,467,139)	(38,154)
		$(87,162)

See accompanying notes to the financial statements.

98 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Repurchase Agreements(a)(b) (98.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $14,402,051	$14,402,000	$14,402,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,402,000)		14,402,000
TOTAL INVESTMENT SECURITIES (Cost $14,402,000)—98.4%		14,402,000
Net other assets (liabilities)—1.6%		237,116
NET ASSETS—100.0%		$14,639,116

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $5,918,000.

(b)    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(9,397,549)	$71,695
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(19,844,311)	131,616
		$203,311

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 99

Repurchase Agreements(a)(b) (131.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $6,451,023	$6,451,000	$6,451,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,451,000)		6,451,000
TOTAL INVESTMENT SECURITIES (Cost $6,451,000)—131.2%		6,451,000
Net other assets (liabilities)—(31.2)%		(1,533,523)
NET ASSETS—100.0%		$4,917,477

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $2,265,000.

(b)    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(5,731,957)	$37,578
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(4,114,183)	43,053
		$80,631

See accompanying notes to the financial statements.

100 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Repurchase Agreements(a)(b) (108.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $4,357,016	$4,357,000	$4,357,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,357,000)		4,357,000
TOTAL INVESTMENT SECURITIES (Cost $4,357,000)—108.4%		4,357,000
Net other assets (liabilities)—(8.4)%		(337,801)
NET ASSETS—100.0%		$4,019,199

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $1,708,000.

(b)    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(4,715,720)	$22,076
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(3,322,362)	24,548
		$46,624

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 101

Repurchase Agreements(a)(b) (100.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $3,528,013	$3,528,000	$3,528,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,528,000)		3,528,000
TOTAL INVESTMENT SECURITIES (Cost $3,528,000)—100.5%		3,528,000
Net other assets (liabilities)—(0.5)%		(17,568)
NET ASSETS—100.0%		$3,510,432

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $1,606,000.

(b)    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(3,023,024)	$64,214
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(4,013,617)	109,895
		$174,109

See accompanying notes to the financial statements.

102 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Repurchase Agreements(a)(b) (77.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $1,333,005	$1,333,000	$1,333,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,333,000)		1,333,000
TOTAL INVESTMENT SECURITIES (Cost $1,333,000)—77.1%		1,333,000
Net other assets (liabilities)—22.9%		395,977
NET ASSETS—100.0%		$1,728,977

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $70,000.

(b)    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Future contract expiring 3/9/12 (Underlying notional amount at value $3,263,400)	74	$(41,668)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(178,381)	$71

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 103

Common Stocks (57.4%)

	Shares	Value
Associated Banc-Corp. (Banks)	2,324	$28,957
Astoria Financial Corp. (Savings & Loans)	1,162	9,679
BancorpSouth, Inc. (Banks)	996	11,185
Bank of America Corp. (Banks)	134,626	959,883
Bank of Hawaii Corp. (Banks)	664	30,358
BB&T Corp. (Banks)	9,296	252,758
BOK Financial Corp. (Banks)	332	18,492
CapitalSource, Inc. (Banks)	3,652	25,235
Capitol Federal Financial, Inc. (Savings & Loans)	2,158	24,925
Cathay Bancorp, Inc. (Banks)	996	15,677
Citigroup, Inc. (Banks)	38,678	1,188,188
City National Corp. (Banks)	664	30,464
Comerica, Inc. (Banks)	2,656	73,492
Commerce Bancshares, Inc. (Banks)	1,162	45,109
Cullen/Frost Bankers, Inc. (Banks)	830	46,206
East West Bancorp, Inc. (Banks)	1,992	43,744
F.N.B. Corp. (Banks)	1,826	21,401
Fifth Third Bancorp (Banks)	12,284	159,815
First Financial Bankshares, Inc. (Banks)	498	16,972
First Horizon National Corp. (Banks)	3,486	30,437
First Midwest Bancorp, Inc. (Banks)	996	10,837
First Niagara Financial Group, Inc. (Savings & Loans)	3,984	38,127
First Republic Bank* (Banks)	996	29,860
FirstMerit Corp. (Banks)	1,494	23,441
Fulton Financial Corp. (Banks)	2,656	24,674
Glacier Bancorp, Inc. (Banks)	996	13,914
Hancock Holding Co. (Banks)	996	33,067
Hudson City Bancorp, Inc. (Savings & Loans)	6,474	43,570
Huntington Bancshares, Inc. (Banks)	11,454	65,402
IBERIABANK Corp. (Banks)	332	17,357
International Bancshares Corp. (Banks)	830	15,953
J.P. Morgan Chase & Co. (Banks)	50,796	1,894,691
KeyCorp (Banks)	12,616	98,026
M&T Bank Corp. (Banks)	1,660	132,368
MB Financial, Inc. (Banks)	664	12,052
National Penn Bancshares, Inc. (Banks)	1,660	14,425
New York Community Bancorp (Savings & Loans)	5,810	73,729
Old National Bancorp (Banks)	1,328	15,631
PacWest Bancorp (Banks)	498	10,592
Park National Corp. (Banks)	166	11,492
People’s United Financial, Inc. (Savings & Loans)	4,814	59,357
PNC Financial Services Group (Banks)	6,972	410,790
Popular, Inc.* (Banks)	13,612	21,371
PrivateBancorp, Inc. (Banks)	830	11,736
Prosperity Bancshares, Inc. (Banks)	664	27,563
Provident Financial Services, Inc. (Savings & Loans)	830	11,487
Regions Financial Corp. (Banks)	16,766	87,519
Signature Bank* (Banks)	664	38,612
SunTrust Banks, Inc. (Banks)	7,138	146,829
Susquehanna Bancshares, Inc. (Banks)	2,158	19,724
SVB Financial Group* (Banks)	498	28,904
Synovus Financial Corp. (Banks)	9,794	17,042
TCF Financial Corp. (Banks)	1,992	20,000
TFS Financial Corp.* (Savings & Loans)	1,162	10,458
Trustmark Corp. (Banks)	830	19,563
U.S. Bancorp (Banks)	25,564	721,416
UMB Financial Corp. (Banks)	498	19,213
Umpqua Holdings Corp. (Banks)	1,494	18,182
United Bankshares, Inc. (Banks)	664	18,532
Valley National Bancorp (Banks)	2,490	29,681
Washington Federal, Inc. (Savings & Loans)	1,494	23,545
Webster Financial Corp. (Banks)	996	21,115
Wells Fargo & Co. (Banks)	66,566	1,944,393
Westamerica Bancorp (Banks)	332	15,421
Wintrust Financial Corp. (Banks)	498	15,264
Zions Bancorp (Banks)	2,490	41,932
TOTAL COMMON STOCKS (Cost $6,060,787)		9,411,834

Repurchase Agreements(a)(b) (43.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $7,043,025	$7,043,000	$7,043,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,043,000)		7,043,000
TOTAL INVESTMENT SECURITIES (Cost $13,103,787)—100.4%		16,454,834
Net other assets (liabilities)—(0.4)%		(61,521)
NET ASSETS—100.0%		$16,393,313

*      Non-income producing security

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $3,288,000.

(b)    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$6,982,565	$(142,523)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	8,152,749	(161,167)
		$(303,690)

Banks UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Banks	$9,116,957	55.6%
Savings & Loans	294,877	1.8%
Other**	6,981,479	42.6%
Total	$16,393,313	100.0%

**     Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

104 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (53.0%)

	Shares	Value
AbitibiBowater, Inc.* (Forest Products & Paper)	1,872	$27,125
Air Products & Chemicals, Inc. (Chemicals)	4,992	439,446
Airgas, Inc. (Chemicals)	1,638	129,287
AK Steel Holding Corp. (Iron/Steel)	2,730	25,771
Albemarle Corp. (Chemicals)	2,184	140,453
Alcoa, Inc. (Mining)	26,520	269,443
Allegheny Technologies, Inc. (Iron/Steel)	2,652	120,374
Allied Nevada Gold Corp.* (Mining)	2,028	72,866
Alpha Natural Resources, Inc.* (Coal)	5,616	112,994
Arch Coal, Inc. (Coal)	5,304	76,537
Ashland, Inc. (Chemicals)	1,794	113,130
Avery Dennison Corp. (Household Products/Wares)	2,652	72,002
Cabot Corp. (Chemicals)	1,482	53,648
Calgon Carbon Corp.* (Environmental Control)	1,404	22,941
Carpenter Technology Corp. (Iron/Steel)	1,092	57,308
Celanese Corp.—Series A (Chemicals)	3,900	189,969
CF Industries Holdings, Inc. (Chemicals)	1,794	318,220
Chemtura Corp.* (Chemicals)	2,418	33,973
Cliffs Natural Resources, Inc. (Iron/Steel)	3,588	259,233
Coeur d’Alene Mines Corp.* (Mining)	2,262	62,567
Commercial Metals Co. (Metal Fabricate/Hardware)	2,886	41,385
Compass Minerals International, Inc. (Mining)	780	56,995
CONSOL Energy, Inc. (Coal)	5,616	200,716
Cytec Industries, Inc. (Chemicals)	1,248	62,225
Domtar Corp. (Forest Products & Paper)	936	80,852
E.I. du Pont de Nemours & Co. (Chemicals)	23,322	1,186,857
Eastman Chemical Co. (Chemicals)	3,198	160,923
Ecolab, Inc. (Chemicals)	6,786	410,146
FMC Corp. (Chemicals)	1,794	166,268
Freeport-McMoRan Copper & Gold, Inc. (Mining)	23,478	1,084,918
Fuller (H.B.) Co. (Chemicals)	1,248	35,718
Hecla Mining Co. (Mining)	6,942	36,515
Huntsman Corp. (Chemicals)	4,836	61,562
International Flavors & Fragrances, Inc. (Chemicals)	2,028	113,183
International Paper Co. (Forest Products & Paper)	10,062	313,331
Intrepid Potash, Inc.* (Chemicals)	1,326	31,678
Kaiser Aluminum Corp. (Mining)	390	19,258
LyondellBasell Industries N.V.—Class A (Chemicals)	8,502	366,436
Minerals Technologies, Inc. (Chemicals)	468	29,695
Molycorp, Inc.* (Mining)	1,560	48,329
NewMarket Corp. (Chemicals)	234	50,588
Newmont Mining Corp. (Mining)	12,090	743,293
Nucor Corp. (Iron/Steel)	7,098	315,790
Olin Corp. (Chemicals)	1,794	39,827
OM Group, Inc.* (Chemicals)	780	21,161
Patriot Coal Corp.* (Coal)	2,262	17,191
Peabody Energy Corp. (Coal)	6,786	231,335
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,014	38,613
PPG Industries, Inc. (Chemicals)	3,822	342,375
Praxair, Inc. (Chemicals)	7,566	803,509
Reliance Steel & Aluminum Co. (Iron/Steel)	1,872	99,590
Rockwood Holdings, Inc.* (Chemicals)	1,716	86,658
Royal Gold, Inc. (Mining)	1,326	100,962
RPM, Inc. (Chemicals)	3,276	81,998
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	780	19,633
Schulman (A.), Inc. (Chemicals)	702	17,199
Sensient Technologies Corp. (Chemicals)	1,248	49,446
Sigma-Aldrich Corp. (Chemicals)	2,574	175,135
Solutia, Inc.* (Chemicals)	3,042	83,655
Southern Copper Corp. (Mining)	4,212	146,114
Steel Dynamics, Inc. (Iron/Steel)	5,460	87,087
Stillwater Mining Co.* (Mining)	2,886	37,172
The Dow Chemical Co. (Chemicals)	29,328	982,781
The Mosaic Co. (Chemicals)	7,644	427,835
Titanium Metals Corp. (Mining)	2,106	32,390
United States Steel Corp. (Iron/Steel)	3,588	108,322
W.R. Grace & Co.* (Chemicals)	1,560	83,522
Walter Energy, Inc. (Coal)	1,560	107,843
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,326	24,412
TOTAL COMMON STOCKS (Cost $4,825,015)		12,459,713

Repurchase Agreements(a)(b) (32.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $7,615,027	$7,615,000	$7,615,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,615,000)		7,615,000
TOTAL INVESTMENT SECURITIES (Cost $12,440,015)—85.5%		20,074,713
Net other assets (liabilities)—14.5%		3,391,929
NET ASSETS—100.0%		$23,466,642

*                   Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $3,652,000.

(b)             The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 105

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$13,654,110	$145,930
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	9,101,040	151,935
		$297,865

Basic Materials UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Chemicals	$7,288,506	31.0%
Coal	746,616	3.2%
Environmental Control	22,941	0.1%
Forest Products & Paper	421,308	1.8%
Household Products/Wares	72,002	0.3%
Iron/Steel	1,073,475	4.6%
Metal Fabricate/Hardware	85,430	0.4%
Mining	2,710,822	11.5%
Miscellaneous Manufacturing	38,613	0.2%
Other**	11,006,929	46.9%
Total	$23,466,642	100.0%

**              Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

106 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (52.9%)

	Shares	Value
Acorda Therapeutics, Inc.* (Biotechnology)	1,350	$34,466
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,390	490,496
Amgen, Inc. (Biotechnology)	30,150	2,047,487
Amylin Pharmaceuticals, Inc.* (Biotechnology)	4,590	65,316
Biogen Idec, Inc.* (Biotechnology)	8,280	976,378
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,960	141,253
Celgene Corp.* (Biotechnology)	15,750	1,145,025
Charles River Laboratories International, Inc.* (Biotechnology)	1,800	60,786
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,070	84,497
Dendreon Corp.* (Biotechnology)	5,130	69,665
Gen-Probe, Inc.* (Healthcare-Products)	1,620	108,427
Gilead Sciences, Inc.* (Biotechnology)	25,830	1,261,537
Human Genome Sciences, Inc.* (Biotechnology)	6,840	67,306
Illumina, Inc.* (Biotechnology)	4,230	218,945
Incyte, Corp.* (Biotechnology)	3,420	60,534
InterMune, Inc.* (Biotechnology)	2,250	33,750
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,240	26,438
Life Technologies Corp.* (Biotechnology)	6,210	300,750
Myriad Genetics, Inc.* (Biotechnology)	2,970	70,270
Nektar Therapeutics* (Pharmaceuticals)	3,960	24,750
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,160	88,430
PDL BioPharma, Inc. (Biotechnology)	4,770	30,480
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,520	228,967
Seattle Genetics, Inc.* (Biotechnology)	3,510	66,444
Techne Corp. (Healthcare-Products)	1,170	79,853
United Therapeutics Corp.* (Biotechnology)	1,800	88,524
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,200	266,041
TOTAL COMMON STOCKS (Cost $4,457,428)		8,136,815

Repurchase Agreements(a)(b) (46.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $7,081,025	$7,081,000	$7,081,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,081,000)		7,081,000
TOTAL INVESTMENT SECURITIES (Cost $11,538,428)—98.9%		15,217,815
Net other assets (liabilities)—1.1%		173,390
NET ASSETS—100.0%		$15,391,205

*                   Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $2,239,000.

(b)             The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$7,861,228	$190,411
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	7,003,886	173,172
		$363,583

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Biotechnology	$7,667,664	49.9%
Healthcare-Products	188,280	1.2%
Pharmaceuticals	280,871	1.8%
Other**	7,254,390	47.1%
Total	$15,391,205	100.0%

**              Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 107

Common Stocks (67.8%)

	Shares	Value
Activision Blizzard, Inc. (Software)	860	$10,612
Altria Group, Inc. (Agriculture)	4,260	120,984
Archer-Daniels-Midland Co. (Agriculture)	1,240	35,501
Avon Products, Inc. (Cosmetics/Personal Care)	880	15,638
Beam, Inc. (Beverages)	320	16,739
BorgWarner, Inc.* (Auto Parts & Equipment)	220	16,419
Briggs & Stratton Corp. (Machinery-Diversified)	100	1,561
Brown-Forman Corp. (Beverages)	220	17,866
Brunswick Corp. (Leisure Time)	180	3,841
Bunge, Ltd. (Agriculture)	300	17,181
Campbell Soup Co. (Food)	400	12,680
Carter’s, Inc.* (Apparel)	100	4,192
Church & Dwight, Inc. (Household Products/Wares)	300	13,611
Clorox Co. (Household Products/Wares)	280	19,225
Coach, Inc. (Apparel)	600	42,030
Coca-Cola Co. (Beverages)	4,280	289,029
Coca-Cola Enterprises, Inc. (Beverages)	640	17,146
Colgate-Palmolive Co. (Cosmetics/Personal Care)	920	83,462
ConAgra Foods, Inc. (Food)	840	22,403
Constellation Brands, Inc.* (Beverages)	380	7,942
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	120	1,807
Corn Products International, Inc. (Food)	160	8,878
Crocs, Inc.* (Apparel)	180	3,424
D.R. Horton, Inc. (Home Builders)	560	7,795
Dana Holding Corp.* (Auto Parts & Equipment)	300	4,455
Darling International, Inc.* (Environmental Control)	240	3,667
Dean Foods Co.* (Food)	380	4,089
Deckers Outdoor Corp.* (Apparel)	80	6,468
Diamond Foods, Inc. (Food)	40	1,454
Dr. Pepper Snapple Group, Inc. (Beverages)	440	17,081
Electronic Arts, Inc.* (Software)	680	12,628
Energizer Holdings, Inc.* (Electrical Components & Equipment)	140	10,797
Flowers Foods, Inc. (Food)	280	5,418
Ford Motor Co. (Auto Manufacturers)	7,620	94,641
Fossil, Inc.* (Distribution/Wholesale)	100	9,505
Fresh Del Monte Produce, Inc. (Food)	80	1,958
General Mills, Inc. (Food)	1,240	49,389
General Motors Co.* (Auto Manufacturers)	1,180	28,344
Gentex Corp. (Electronics)	300	8,061
Genuine Parts Co. (Distribution/Wholesale)	320	20,410
Green Mountain Coffee Roasters, Inc.* (Beverages)	240	12,802
Hanesbrands, Inc.* (Apparel)	200	4,920
Harley-Davidson, Inc. (Leisure Time)	480	21,211
Harman International Industries, Inc. (Home Furnishings)	140	5,908
Hasbro, Inc. (Toys/Games/Hobbies)	240	8,378
Heinz (H.J.) Co. (Food)	660	34,221
Herbalife, Ltd. (Pharmaceuticals)	240	13,891
Herman Miller, Inc. (Office Furnishings)	120	2,534
HNI Corp. (Office Furnishings)	80	2,170
Hormel Foods Corp. (Food)	300	8,634
Iconix Brand Group, Inc.* (Apparel)	140	2,577
Jarden Corp. (Household Products/Wares)	180	6,064
Johnson Controls, Inc. (Auto Parts & Equipment)	1,400	44,478
Kellogg Co. (Food)	500	24,760
Kimberly-Clark Corp. (Household Products/Wares)	800	57,248
Kraft Foods, Inc. (Food)	3,340	127,922
Lancaster Colony Corp. (Food)	40	2,780
Lear Corp. (Auto Parts & Equipment)	200	8,380
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	300	6,438
Lennar Corp.—Class A (Home Builders)	320	6,877
LKQ Corp.* (Distribution/Wholesale)	300	9,780
Lorillard, Inc. (Agriculture)	280	30,069
M.D.C. Holdings, Inc. (Home Builders)	80	1,586
Mattel, Inc. (Toys/Games/Hobbies)	700	21,700
McCormick & Co., Inc. (Food)	240	12,130
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	420	31,118
Mohawk Industries, Inc.* (Textiles)	120	7,339
Molson Coors Brewing Co.—Class B (Beverages)	320	13,725
Monsanto Co. (Chemicals)	1,100	90,255
Monster Beverage Corp.* (Beverages)	160	16,722
Newell Rubbermaid, Inc. (Housewares)	600	11,082
NIKE, Inc.—Class B (Apparel)	780	81,112
Nu Skin Enterprises, Inc. (Retail)	120	5,994
NVR, Inc.* (Home Builders)	20	13,865
PepsiCo, Inc. (Beverages)	3,200	210,144
Philip Morris International, Inc. (Agriculture)	3,600	269,172
Polaris Industries, Inc. (Leisure Time)	140	9,016
Pool Corp. (Distribution/Wholesale)	100	3,403
Procter & Gamble Co. (Cosmetics/Personal Care)	5,620	354,285
PulteGroup, Inc.* (Home Builders)	700	5,215
PVH Corp. (Retail)	120	9,263
Ralcorp Holdings, Inc.* (Food)	120	10,494
Ralph Lauren Corp. (Apparel)	120	18,240
Reynolds American, Inc. (Agriculture)	700	27,461
Sara Lee Corp. (Food)	1,200	22,980
Skechers U.S.A., Inc.—Class A* (Apparel)	80	973
Smithfield Foods, Inc.* (Food)	320	7,146
Snap-on, Inc. (Hand/Machine Tools)	120	6,781
Stanley Black & Decker, Inc. (Hand/Machine Tools)	340	23,861
Steven Madden, Ltd.* (Apparel)	80	3,291
Take-Two Interactive Software, Inc.* (Software)	180	2,808
Tempur-Pedic International, Inc.* (Home Furnishings)	140	9,339
Tenneco, Inc.* (Auto Parts & Equipment)	120	3,852
Tesla Motors, Inc.* (Auto Manufacturers)	120	3,488
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	480	27,806
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	500	6,500
The Hain Celestial Group, Inc.* (Food)	80	3,087
The Hershey Co. (Food)	320	19,546
The JM Smucker Co. (Food)	240	18,907
The Jones Group, Inc. (Apparel)	180	1,643
The Middleby Corp.* (Machinery-Diversified)	40	3,846
The Ryland Group, Inc. (Home Builders)	100	1,820
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	80	3,789
The Warnaco Group, Inc.* (Apparel)	80	4,660

See accompanying notes to the financial statements.

108 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
Thor Industries, Inc. (Home Builders)	100	$3,066
TiVo, Inc.* (Home Furnishings)	240	2,491
Toll Brothers, Inc.* (Home Builders)	300	6,543
Tootsie Roll Industries, Inc. (Food)	60	1,454
TreeHouse Foods, Inc.* (Food)	80	4,523
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	220	8,254
Tupperware Corp. (Household Products/Wares)	120	7,541
Tyson Foods, Inc.—Class A (Food)	620	11,557
Under Armour, Inc.—Class A* (Apparel)	80	6,370
Universal Corp. (Agriculture)	40	1,795
V.F. Corp. (Apparel)	180	23,668
Visteon Corp.* (Auto Parts & Equipment)	100	4,800
WABCO Holdings, Inc.* (Auto Parts & Equipment)	140	7,259
WD-40 Co. (Household Products/Wares)	40	1,750
Whirlpool Corp. (Home Furnishings)	160	8,691
Wolverine World Wide, Inc. (Apparel)	100	3,909
TOTAL COMMON STOCKS (Cost $2,606,460)		3,013,488

Repurchase Agreements(a)(b) (46.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $2,081,007	$2,081,000	$2,081,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,081,000)		2,081,000
TOTAL INVESTMENT SECURITIES (Cost $4,687,460)—114.7%		5,094,488
Net other assets (liabilities)—(14.7)%		(653,465)
NET ASSETS—100.0%		$4,441,023

*                   Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $959,000.

(b)             The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$1,948,571	$(7,203)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	1,712,416	(12,249)
		$(19,452)

Consumer Goods UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Agriculture	$502,163	11.3%
Apparel	207,477	4.7%
Auto Manufacturers	126,473	2.8%
Auto Parts & Equipment	106,204	2.4%
Beverages	619,196	13.9%
Chemicals	90,255	2.0%
Cosmetics/Personal Care	481,191	10.8%
Distribution/Wholesale	43,098	1.0%
Electrical Components & Equipment	10,797	0.2%
Electronics	8,061	0.2%
Environmental Control	3,667	0.1%
Food	416,410	9.4%
Hand/Machine Tools	30,642	0.7%
Home Builders	46,767	1.1%
Home Furnishings	26,429	0.6%
Household Products/Wares	109,228	2.5%
Housewares	11,082	0.2%
Leisure Time	34,068	0.8%
Machinery-Diversified	5,407	0.1%
Miscellaneous Manufacturing	6,438	0.1%
Office Furnishings	4,704	0.1%
Pharmaceuticals	45,009	1.0%
Retail	15,257	0.3%
Software	26,048	0.6%
Textiles	7,339	0.2%
Toys/Games/Hobbies	30,078	0.7%
Other**	1,427,535	32.2%
Total	$4,441,023	100.0%

**              Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 109

Common Stocks (54.8%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	155	$4,125
Abercrombie & Fitch Co.—Class A (Retail)	186	8,545
Acxiom Corp.* (Software)	186	2,552
Advance Auto Parts, Inc. (Retail)	155	11,879
Aeropostale, Inc.* (Retail)	186	3,045
Alaska Air Group, Inc.* (Airlines)	93	7,080
Amazon.com, Inc.* (Internet)	775	150,691
AMC Networks, Inc.—Class A* (Media)	124	5,302
American Eagle Outfitters, Inc. (Retail)	434	6,115
AmerisourceBergen Corp. (Pharmaceuticals)	589	22,953
Ann, Inc.* (Retail)	124	3,008
Apollo Group, Inc.—Class A* (Commercial Services)	248	12,998
Arbitron, Inc. (Commercial Services)	62	2,214
Ascena Retail Group, Inc.* (Retail)	155	5,482
AutoNation, Inc.* (Retail)	62	2,217
AutoZone, Inc.* (Retail)	62	21,569
Avis Budget Group, Inc.* (Commercial Services)	217	3,114
Bally Technologies, Inc.* (Entertainment)	93	3,926
Bed Bath & Beyond, Inc.* (Retail)	527	31,989
Best Buy Co., Inc. (Retail)	651	15,591
Big Lots, Inc.* (Retail)	155	6,121
Bob Evans Farms, Inc. (Retail)	62	2,190
Brinker International, Inc. (Retail)	186	4,808
Cablevision Systems Corp. NY—Class A (Media)	496	7,217
Cardinal Health, Inc. (Pharmaceuticals)	744	32,014
Career Education Corp.* (Commercial Services)	124	1,254
CarMax, Inc.* (Retail)	496	15,093
Carnival Corp.—Class A (Leisure Time)	868	26,214
Casey’s General Stores, Inc. (Retail)	93	4,737
CBS Corp.—Class B (Media)	1,364	38,847
CEC Entertainment, Inc. (Retail)	31	1,090
Charter Communications, Inc.—Class A* (Media)	93	5,360
Chemed Corp. (Commercial Services)	62	3,481
Chico’s FAS, Inc. (Retail)	372	4,256
Chipotle Mexican Grill, Inc.* (Retail)	62	22,772
Choice Hotels International, Inc. (Lodging)	62	2,253
Cinemark Holdings, Inc. (Entertainment)	217	4,279
Collective Brands, Inc.* (Retail)	124	2,066
Comcast Corp.—Class A (Media)	4,588	121,995
Comcast Corp.—Special Class A (Media)	1,426	36,349
Copart, Inc.* (Retail)	124	5,833
Costco Wholesale Corp. (Retail)	961	79,061
Cracker Barrel Old Country Store, Inc. (Retail)	62	3,253
CTC Media, Inc. (Media)	124	1,242
CVS Caremark Corp. (Retail)	2,945	122,954
Darden Restaurants, Inc. (Retail)	279	12,798
Delta Air Lines, Inc.* (Airlines)	1,860	19,623
DeVry, Inc. (Commercial Services)	124	4,682
Dick’s Sporting Goods, Inc. (Retail)	217	8,943
Dillards, Inc.—Class A (Retail)	62	2,743
DIRECTV—Class A* (Media)	1,612	72,556
Discovery Communications, Inc.—Class A* (Media)	310	13,293
Discovery Communications, Inc.—Class C* (Media)	248	9,635
DISH Network Corp.—Class A (Media)	465	12,983
Dolby Laboratories, Inc.—Class A* (Electronics)	124	4,510
Dollar General Corp.* (Retail)	279	11,888
Dollar Tree, Inc.* (Retail)	279	23,662
Domino’s Pizza, Inc.* (Retail)	124	4,049
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	155	2,751
Dun & Bradstreet Corp. (Software)	93	7,701
eBay, Inc.* (Internet)	2,449	77,388
Expedia, Inc. (Internet)	217	7,024
FactSet Research Systems, Inc. (Media)	93	8,214
Family Dollar Stores, Inc. (Retail)	248	13,838
Foot Locker, Inc. (Retail)	341	8,948
GameStop Corp.—Class A* (Retail)	310	7,242
Gannett Co., Inc. (Media)	527	7,468
Gaylord Entertainment Co.* (Lodging)	93	2,609
Genesco, Inc.* (Retail)	62	3,786
Group 1 Automotive, Inc. (Retail)	62	3,307
GUESS?, Inc. (Retail)	155	4,650
H & R Block, Inc. (Commercial Services)	682	11,157
Hertz Global Holdings, Inc.* (Commercial Services)	527	7,167
Hillenbrand, Inc. (Commercial Services)	124	2,908
HSN, Inc. (Retail)	93	3,319
Hyatt Hotels Corp.—Class A* (Lodging)	93	3,964
IHS, Inc.—Class A* (Computers)	93	8,322
International Game Technology (Entertainment)	651	10,370
International Speedway Corp.—Class A (Entertainment)	62	1,599
ITT Educational Services, Inc.* (Commercial Services)	62	4,084
J.C. Penney Co., Inc. (Retail)	341	14,168
Jack in the Box, Inc.* (Retail)	93	1,972
JetBlue Airways Corp.* (Airlines)	558	3,309
John Wiley & Sons, Inc. (Media)	124	5,628
Kohls Corp. (Retail)	558	25,662
Kroger Co. (Food)	1,209	28,726
Lamar Advertising Co.—Class A* (Advertising)	124	3,548
Las Vegas Sands Corp.* (Lodging)	868	42,627
Liberty Global, Inc.—Class A* (Media)	310	14,223
Liberty Global, Inc.—Series C* (Media)	279	12,321
Liberty Media Corp.—Liberty Capital—Class A* (Media)	248	20,438
Liberty Media Holding Corp.—Interactive Series A* (Internet)	1,271	21,759
Life Time Fitness, Inc.* (Leisure Time)	93	4,570
Live Nation, Inc.* (Commercial Services)	341	3,505
Lowe’s Cos., Inc. (Retail)	2,759	74,024
Macy’s, Inc. (Retail)	930	31,332
Madison Square Garden, Inc.—Class A* (Entertainment)	124	3,558
Marriott International, Inc.—Class A (Lodging)	651	22,432
Marriott Vacations Worldwide Corp.* (Entertainment)	62	1,286
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	62	2,043
McDonald’s Corp. (Retail)	2,263	224,150
McGraw-Hill Cos., Inc. (Media)	651	29,946
McKesson Corp. (Pharmaceuticals)	527	43,066
Meredith Corp. (Media)	93	2,929
MGM Resorts International* (Lodging)	713	9,305
Morningstar, Inc. (Commercial Services)	62	3,703
Neilsen Holdings N.V.* (Media)	155	4,492
Netflix, Inc.* (Internet)	124	14,905
News Corp.—Class A (Media)	3,999	75,301
News Corp.—Class B (Media)	961	18,711

See accompanying notes to the financial statements.

110 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
Nordstrom, Inc. (Retail)	372	$18,369
O’Reilly Automotive, Inc.* (Retail)	279	22,741
Office Depot, Inc.* (Retail)	620	1,693
Omnicare, Inc. (Pharmaceuticals)	248	8,142
Omnicom Group, Inc. (Advertising)	620	28,278
OpenTable, Inc.* (Internet)	62	2,986
Orient-Express Hotels, Ltd.—Class A* (Lodging)	217	1,836
P.F. Chang’s China Bistro, Inc. (Retail)	62	2,019
Panera Bread Co.—Class A* (Retail)	62	9,191
Papa John’s International, Inc.* (Retail)	31	1,201
Penn National Gaming* (Entertainment)	155	6,346
PetSmart, Inc. (Retail)	248	13,199
Pier 1 Imports, Inc.* (Retail)	248	3,856
Pinnacle Entertainment, Inc.* (Entertainment)	124	1,203
Priceline.com, Inc.* (Internet)	124	65,655
RadioShack Corp. (Retail)	217	1,558
Regal Entertainment Group—Class A (Entertainment)	186	2,316
Regis Corp. (Retail)	124	2,125
Rent-A-Center, Inc. (Commercial Services)	124	4,194
Rite Aid Corp.* (Retail)	1,333	1,853
Rollins, Inc. (Commercial Services)	155	3,315
Ross Stores, Inc. (Retail)	496	25,207
Royal Caribbean Cruises, Ltd. (Leisure Time)	310	8,426
Ruddick Corp. (Food)	93	3,752
Safeway, Inc. (Food)	744	16,353
Saks, Inc.* (Retail)	248	2,475
Sally Beauty Holdings, Inc.* (Retail)	279	5,753
Scholastic Corp. (Media)	62	1,830
Scientific Games Corp.—Class A* (Entertainment)	124	1,388
Scripps Networks Interactive—Class A (Media)	186	8,065
Sears Holdings Corp.* (Retail)	93	3,920
Service Corp. International (Commercial Services)	496	5,506
Shutterfly, Inc.* (Internet)	62	1,471
Signet Jewelers, Ltd. (Retail)	186	8,478
Six Flags Entertainment Corp. (Entertainment)	124	5,435
SkyWest, Inc. (Airlines)	124	1,587
Sotheby’s—Class A (Commercial Services)	155	5,197
Southwest Airlines Co. (Airlines)	1,705	16,334
Staples, Inc. (Retail)	1,581	23,130
Starbucks Corp. (Retail)	1,643	78,749
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	434	23,540
Strayer Education, Inc. (Commercial Services)	31	3,373
SuperValu, Inc. (Food)	465	3,213
Sysco Corp. (Food)	1,302	39,203
Target Corp. (Retail)	1,333	67,730
The Buckle, Inc. (Retail)	62	2,705
The Cato Corp.—Class A (Retail)	62	1,662
The Cheesecake Factory, Inc.* (Retail)	124	3,668
The Children’s Place Retail Stores, Inc.* (Retail)	62	3,093
The Gap, Inc. (Retail)	558	10,591
The Home Depot, Inc. (Retail)	3,379	149,994
The Interpublic Group of Cos., Inc. (Advertising)	1,023	10,568
The Limited, Inc. (Retail)	558	23,358
The Men’s Wearhouse, Inc. (Retail)	124	4,277
The New York Times Co.—Class A* (Media)	279	2,079
The Wendy’s Co. (Retail)	682	3,199
Tiffany & Co. (Retail)	279	17,800
Time Warner Cable, Inc. (Media)	713	52,562
Time Warner, Inc. (Media)	2,201	81,569
TJX Cos., Inc. (Retail)	837	57,033
Tractor Supply Co. (Retail)	155	12,519
TripAdvisor, Inc.* (Internet)	217	7,141
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	93	7,088
United Continental Holdings, Inc.* (Airlines)	713	16,470
United Natural Foods, Inc.* (Food)	93	4,097
Urban Outfitters, Inc.* (Retail)	279	7,393
US Airways Group, Inc.* (Airlines)	341	2,878
Vail Resorts, Inc. (Entertainment)	93	4,056
Valassis Communications, Inc.* (Commercial Services)	93	2,116
ValueClick, Inc.* (Internet)	186	3,244
VCA Antech, Inc.* (Pharmaceuticals)	186	4,163
Viacom, Inc.—Class B (Media)	1,147	53,955
Wal-Mart Stores, Inc. (Retail)	3,906	239,672
Walgreen Co. (Retail)	1,922	64,118
Walt Disney Co. (Media)	3,782	147,120
Washington Post Co.—Class B (Media)	31	11,740
WebMD Health Corp.* (Internet)	124	3,477
Weight Watchers International, Inc. (Commercial Services)	62	4,720
Whole Foods Market, Inc. (Food)	341	25,244
Williams-Sonoma, Inc. (Retail)	217	7,782
WMS Industries, Inc.* (Leisure Time)	124	2,714
Wyndham Worldwide Corp. (Lodging)	341	13,558
Wynn Resorts, Ltd. (Lodging)	186	21,433
YUM! Brands, Inc. (Retail)	1,023	64,787
TOTAL COMMON STOCKS (Cost $2,894,782)		3,769,788

Repurchase Agreements(a)(b) (43.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $3,021,011	$3,021,000	$3,021,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,021,000)		3,021,000
TOTAL INVESTMENT SECURITIES (Cost $5,915,782)—98.7%		6,790,788
Net other assets (liabilities)—1.3%		90,655
NET ASSETS—100.0%		$6,881,443

*                   Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $1,189,000.

(b)             The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 111

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$3,990,481	$10,785
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	2,571,056	4,185
		$14,970

Consumer Services UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$42,394	0.6%
Airlines	67,281	1.0%
Commercial Services	92,813	1.3%
Computers	8,322	0.1%
Electronics	4,510	0.1%
Entertainment	48,513	0.7%
Food	120,588	1.8%
Internet	355,741	5.2%
Leisure Time	41,924	0.6%
Lodging	143,557	2.1%
Media	883,370	12.8%
Miscellaneous Manufacturing	2,043	NM
Pharmaceuticals	110,338	1.6%
Retail	1,838,141	26.8%
Software	10,253	0.1%
Other**	3,111,655	45.2%
Total	$6,881,443	100.0%

**              Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

112 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (68.2%)

	Shares	Value
ACE, Ltd. (Insurance)	828	$57,629
Affiliated Managers Group, Inc.* (Diversified Financial Services)	92	9,247
AFLAC, Inc. (Insurance)	1,196	57,683
Alexandria Real Estate Equities, Inc. (REIT)	184	13,323
Allied World Assurance Co. Holdings, Ltd. (Insurance)	92	5,661
Allstate Corp. (Insurance)	1,196	34,505
American Campus Communities, Inc. (REIT)	184	7,875
American Capital Agency Corp. (REIT)	552	16,185
American Express Co. (Diversified Financial Services)	2,576	129,161
American Financial Group, Inc. (Insurance)	184	6,747
American International Group, Inc.* (Insurance)	1,104	27,721
American Tower Corp. (REIT)	1,012	64,272
Ameriprise Financial, Inc. (Diversified Financial Services)	552	29,560
Annaly Mortgage Management, Inc. (REIT)	2,392	40,281
Aon Corp. (Insurance)	828	40,100
Apartment Investment and Management Co.—Class A (REIT)	276	6,779
Arch Capital Group, Ltd.* (Insurance)	368	13,266
Argo Group International Holdings, Ltd. (Insurance)	92	2,651
Arthur J. Gallagher & Co. (Insurance)	276	9,202
Aspen Insurance Holdings, Ltd. (Insurance)	184	4,887
Associated Banc-Corp. (Banks)	460	5,732
Assurant, Inc. (Insurance)	276	10,930
Assured Guaranty, Ltd. (Insurance)	460	7,135
Astoria Financial Corp. (Savings & Loans)	184	1,533
AvalonBay Communities, Inc. (REIT)	276	37,539
Axis Capital Holdings, Ltd. (Insurance)	276	8,495
BancorpSouth, Inc. (Banks)	184	2,066
Bank of America Corp. (Banks)	24,840	177,109
Bank of Hawaii Corp. (Banks)	92	4,206
Bank of New York Mellon Corp. (Banks)	3,036	61,115
BB&T Corp. (Banks)	1,656	45,027
Berkshire Hathaway, Inc.—Class B* (Insurance)	2,392	187,461
BioMed Realty Trust, Inc. (REIT)	368	6,834
BlackRock, Inc. (Diversified Financial Services)	276	50,232
BOK Financial Corp. (Banks)	92	5,124
Boston Properties, Inc. (REIT)	368	38,290
Brandywine Realty Trust (REIT)	368	3,916
BRE Properties, Inc.—Class A (REIT)	184	9,535
Brookfield Properties Corp. (Real Estate)	644	11,148
Brown & Brown, Inc. (Insurance)	276	6,287
Camden Property Trust (REIT)	184	11,868
Capital One Financial Corp. (Banks)	1,104	50,508
CapitalSource, Inc. (Banks)	644	4,450
Capitol Federal Financial, Inc. (Savings & Loans)	368	4,250
Cash America International, Inc. (Retail)	92	4,035
Cathay Bancorp, Inc. (Banks)	184	2,896
CBL & Associates Properties, Inc. (REIT)	368	6,392
CBOE Holdings, Inc. (Diversified Financial Services)	184	4,709
CBRE Group, Inc.—Class A* (Real Estate)	736	14,205
Chimera Investment Corp. (REIT)	2,484	7,551
Cincinnati Financial Corp. (Insurance)	368	12,026
CIT Group, Inc.* (Banks)	460	17,544
Citigroup, Inc. (Banks)	7,176	220,447
City National Corp. (Banks)	92	4,221
CME Group, Inc. (Diversified Financial Services)	184	44,070
CNO Financial Group, Inc.* (Insurance)	552	3,709
Colonial Properties Trust (REIT)	184	3,934
Comerica, Inc. (Banks)	460	12,728
Commerce Bancshares, Inc. (Banks)	184	7,143
CommonWealth REIT (REIT)	184	3,619
Corporate Office Properties Trust (REIT)	184	4,458
Cullen/Frost Bankers, Inc. (Banks)	184	10,243
DCT Industrial Trust, Inc. (REIT)	644	3,555
DDR Corp. (REIT)	552	7,651
Delphi Financial Group, Inc.—Class A (Insurance)	92	4,095
DiamondRock Hospitality Co. (REIT)	460	4,848
Digital Realty Trust, Inc. (REIT)	276	19,557
Discover Financial Services (Diversified Financial Services)	1,380	37,508
Douglas Emmett, Inc. (REIT)	276	5,771
Duke Realty Corp. (REIT)	644	8,623
DuPont Fabros Technology, Inc. (REIT)	184	4,692
E*TRADE Financial Corp.* (Diversified Financial Services)	644	5,274
East West Bancorp, Inc. (Banks)	368	8,081
EastGroup Properties, Inc. (REIT)	92	4,370
Eaton Vance Corp. (Diversified Financial Services)	276	7,090
Endurance Specialty Holdings, Ltd. (Insurance)	92	3,441
Entertainment Properties Trust (REIT)	92	4,091
Equifax, Inc. (Commercial Services)	276	10,756
Equity Lifestyle Properties, Inc. (REIT)	92	6,453
Equity Residential (REIT)	736	43,829
Erie Indemnity Co.—Class A (Insurance)	92	7,054
Essex Property Trust, Inc. (REIT)	92	13,248
Everest Re Group, Ltd. (Insurance)	92	7,857
Extra Space Storage, Inc. (REIT)	276	7,264
EZCORP, Inc.—Class A* (Retail)	92	2,467
F.N.B. Corp. (Banks)	276	3,235
Federal Realty Investment Trust (REIT)	184	17,381
Federated Investors, Inc.—Class B (Diversified Financial Services)	276	4,714
Fidelity National Title Group, Inc.—Class A (Insurance)	552	10,041
Fifth Third Bancorp (Banks)	2,300	29,923
First American Financial Corp. (Insurance)	276	4,090
First Financial Bankshares, Inc. (Banks)	92	3,135
First Horizon National Corp. (Banks)	645	5,629
First Midwest Bancorp, Inc. (Banks)	184	2,002
First Niagara Financial Group, Inc. (Savings & Loans)	736	7,044
First Republic Bank* (Banks)	184	5,516
FirstMerit Corp. (Banks)	276	4,330
Forest City Enterprises, Inc.—Class A* (Real Estate)	368	4,832
Franklin Resources, Inc. (Diversified Financial Services)	368	39,045
Franklin Street Properties Corp. (REIT)	184	1,875
Fulton Financial Corp. (Banks)	460	4,273
General Growth Properties, Inc. (REIT)	920	14,518
Genworth Financial, Inc.—Class A* (Insurance)	1,196	9,221

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 113

Common Stocks, continued

	Shares	Value
Glacier Bancorp, Inc. (Banks)	184	$2,570
Greenhill & Co., Inc. (Diversified Financial Services)	92	4,284
Hancock Holding Co. (Banks)	184	6,109
Hanover Insurance Group, Inc. (Insurance)	92	3,345
Hartford Financial Services Group, Inc. (Insurance)	1,104	19,342
Hatteras Financial Corp. (REIT)	184	5,108
HCC Insurance Holdings, Inc. (Insurance)	276	7,662
HCP, Inc. (REIT)	1,012	42,534
Health Care REIT, Inc. (REIT)	460	26,317
Healthcare Realty Trust, Inc. (REIT)	184	3,877
Highwoods Properties, Inc. (REIT)	184	6,089
Home Properties, Inc. (REIT)	92	5,481
Horace Mann Educators Corp. (Insurance)	92	1,439
Hospitality Properties Trust (REIT)	276	6,687
Host Hotels & Resorts, Inc. (REIT)	1,748	28,702
Hudson City Bancorp, Inc. (Savings & Loans)	1,196	8,049
Huntington Bancshares, Inc. (Banks)	2,116	12,082
IBERIABANK Corp. (Banks)	92	4,810
IntercontinentalExchange, Inc.* (Diversified Financial Services)	184	21,064
International Bancshares Corp. (Banks)	184	3,536
Invesco Mortgage Capital, Inc. (REIT)	276	4,328
Invesco, Ltd. (Diversified Financial Services)	1,104	24,917
J.P. Morgan Chase & Co. (Banks)	9,384	350,023
Janus Capital Group, Inc. (Diversified Financial Services)	460	3,620
Jefferies Group, Inc. (Diversified Financial Services)	368	5,597
Jones Lang LaSalle, Inc. (Real Estate)	92	7,246
Kemper Corp. (Insurance)	92	2,739
KeyCorp (Banks)	2,300	17,871
Kilroy Realty Corp. (REIT)	184	7,660
Kimco Realty Corp. (REIT)	1,012	18,469
LaSalle Hotel Properties (REIT)	184	4,977
Legg Mason, Inc. (Diversified Financial Services)	368	9,373
Lexington Realty Trust (REIT)	368	3,165
Liberty Property Trust (REIT)	276	9,188
Lincoln National Corp. (Insurance)	736	15,853
Loews Corp. (Insurance)	828	30,893
M&T Bank Corp. (Banks)	276	22,008
Mack-Cali Realty Corp. (REIT)	184	5,292
Marsh & McLennan Cos., Inc. (Insurance)	1,288	40,688
MasterCard, Inc.—Class A (Commercial Services)	276	98,137
MB Financial, Inc. (Banks)	92	1,670
MBIA, Inc.* (Insurance)	368	4,534
Mercury General Corp. (Insurance)	92	4,020
MetLife, Inc. (Insurance)	2,024	71,508
MFA Financial, Inc. (REIT)	920	6,753
Mid-America Apartment Communities, Inc. (REIT)	92	5,881
Montpelier Re Holdings, Ltd. (Insurance)	184	3,196
Moody’s Corp. (Commercial Services)	460	17,126
Morgan Stanley Dean Witter & Co. (Banks)	3,312	61,769
MSCI, Inc.—Class A* (Software)	276	8,992
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	368	9,119
National Penn Bancshares, Inc. (Banks)	276	2,398
National Retail Properties, Inc. (REIT)	276	7,455
New York Community Bancorp (Savings & Loans)	1,104	14,010
Northern Trust Corp. (Banks)	552	22,748
NYSE Euronext (Diversified Financial Services)	644	17,105
Old National Bancorp (Banks)	276	3,249
Old Republic International Corp. (Insurance)	644	6,363
OMEGA Healthcare Investors, Inc. (REIT)	276	5,752
PacWest Bancorp (Banks)	92	1,957
PartnerRe, Ltd. (Insurance)	184	12,037
People’s United Financial, Inc. (Savings & Loans)	920	11,344
Piedmont Office Realty Trust, Inc.—Class A (REIT)	460	8,519
Platinum Underwriters Holdings, Ltd. (Insurance)	92	3,151
Plum Creek Timber Co., Inc. (Forest Products & Paper)	368	14,271
PNC Financial Services Group (Banks)	1,288	75,889
Popular, Inc.* (Banks)	2,484	3,900
Post Properties, Inc. (REIT)	92	4,111
Potlatch Corp. (REIT)	92	2,808
Principal Financial Group, Inc. (Insurance)	736	20,100
PrivateBancorp, Inc. (Banks)	184	2,602
ProAssurance Corp. (Insurance)	92	7,510
Progressive Corp. (Insurance)	1,472	29,852
Prologis, Inc. (REIT)	1,104	35,008
Prosperity Bancshares, Inc. (Banks)	92	3,819
Protective Life Corp. (Insurance)	184	4,602
Provident Financial Services, Inc. (Savings & Loans)	184	2,547
Prudential Financial, Inc. (Insurance)	1,196	68,459
Public Storage, Inc. (REIT)	368	51,100
Raymond James Financial Corp. (Diversified Financial Services)	276	9,660
Rayonier, Inc. (REIT)	276	12,621
Realty Income Corp. (REIT)	368	13,395
Redwood Trust, Inc. (REIT)	184	2,162
Regency Centers Corp. (REIT)	184	7,603
Regions Financial Corp. (Banks)	3,128	16,328
Reinsurance Group of America, Inc. (Insurance)	184	10,026
RenaissanceRe Holdings (Insurance)	92	6,726
SEI Investments Co. (Commercial Services)	368	6,760
Selective Insurance Group, Inc. (Insurance)	92	1,654
Senior Housing Properties Trust (REIT)	368	8,346
Signature Bank* (Banks)	92	5,350
Simon Property Group, Inc. (REIT)	736	99,993
SL Green Realty Corp. (REIT)	184	13,529
SLM Corp. (Diversified Financial Services)	1,288	19,256
St. Joe Co.* (Real Estate)	184	2,938
StanCorp Financial Group, Inc. (Insurance)	92	3,557
Starwood Property Trust, Inc. (REIT)	276	5,437
State Street Corp. (Banks)	1,196	46,859
Stifel Financial Corp.* (Diversified Financial Services)	92	3,318
Sunstone Hotel Investors, Inc.* (REIT)	276	2,564
SunTrust Banks, Inc. (Banks)	1,288	26,494
Susquehanna Bancshares, Inc. (Banks)	368	3,364
SVB Financial Group* (Banks)	92	5,340
Synovus Financial Corp. (Banks)	1,840	3,202

See accompanying notes to the financial statements.

114 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
T. Rowe Price Group, Inc. (Diversified Financial Services)	644	$37,249
Tanger Factory Outlet Centers, Inc. (REIT)	184	5,428
Taubman Centers, Inc. (REIT)	184	12,333
TCF Financial Corp. (Banks)	368	3,695
TD Ameritrade Holding Corp. (Diversified Financial Services)	552	8,893
TFS Financial Corp.* (Savings & Loans)	184	1,656
The Charles Schwab Corp. (Diversified Financial Services)	2,576	30,010
The Chubb Corp. (Insurance)	644	43,412
The Goldman Sachs Group, Inc. (Banks)	1,012	112,808
The Howard Hughes Corp.* (Real Estate)	92	4,767
The Macerich Co. (REIT)	368	19,982
The Travelers Cos., Inc. (Insurance)	1,012	59,000
Torchmark Corp. (Insurance)	276	12,605
Tower Group, Inc. (Insurance)	92	1,986
Transatlantic Holdings, Inc. (Insurance)	184	10,203
Trustmark Corp. (Banks)	184	4,337
U.S. Bancorp (Banks)	4,692	132,408
UDR, Inc. (REIT)	552	14,363
UMB Financial Corp. (Banks)	92	3,549
Umpqua Holdings Corp. (Banks)	276	3,359
United Bankshares, Inc. (Banks)	92	2,568
UnumProvident Corp. (Insurance)	736	16,803
Validus Holdings, Ltd. (Insurance)	184	5,901
Valley National Bancorp (Banks)	460	5,483
Ventas, Inc. (REIT)	644	37,552
Visa, Inc.—Class A (Commercial Services)	1,288	129,624
Vornado Realty Trust (REIT)	460	37,205
W.R. Berkley Corp. (Insurance)	276	9,459
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	184	5,051
Washington Federal, Inc. (Savings & Loans)	276	4,350
Washington REIT (REIT)	184	5,483
Webster Financial Corp. (Banks)	184	3,901
Weingarten Realty Investors (REIT)	276	6,699
Wells Fargo & Co. (Banks)	12,236	357,414
Westamerica Bancorp (Banks)	92	4,273
Western Union Co. (Commercial Services)	1,564	29,872
Weyerhaeuser Co. (REIT)	1,288	25,786
Willis Group Holdings PLC (Insurance)	460	17,880
Wintrust Financial Corp. (Banks)	92	2,820
XL Group PLC (Insurance)	828	16,784
Zions Bancorp (Banks)	460	7,746
TOTAL COMMON STOCKS (Cost $3,160,934)		5,239,378

Rights/Warrants(NM)

American International Group, Inc.* (Insurance)	1	5
TOTAL RIGHTS/WARRANTS (Cost $15)		5

Repurchase Agreements(a)(b) (33.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $2,536,009	$2,536,000	$2,536,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,536,000)		2,536,000
TOTAL INVESTMENT SECURITIES (Cost $5,696,949)—101.2%		7,775,383
Net other assets (liabilities)—(1.2)%		(90,402)
NET ASSETS—100.0%		$7,684,981

*                   Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $1,324,000.

(b)             The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$3,521,835	$(21,216)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	2,820,537	(16,732)
		$(37,948)

Financials UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Banks	$2,046,991	26.6%
Commercial Services	292,275	3.8%
Diversified Financial Services	569,126	7.4%
Forest Products & Paper	14,271	0.2%
Insurance	1,115,188	14.6%
REIT	1,086,119	14.1%
Real Estate	45,136	0.6%
Retail	6,502	0.1%
Savings & Loans	54,783	0.7%
Software	8,992	0.1%
Other**	2,445,598	31.8%
Total	$7,684,981	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 115

Common Stocks (60.4%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	7,544	$408,508
Acorda Therapeutics, Inc.* (Biotechnology)	164	4,187
Aetna, Inc. (Healthcare-Services)	1,722	75,251
Alere, Inc.* (Healthcare-Products)	410	9,902
Alexion Pharmaceuticals, Inc.* (Biotechnology)	902	69,238
Alkermes PLC* (Pharmaceuticals)	492	9,255
Allergan, Inc. (Pharmaceuticals)	1,476	129,755
AMERIGROUP Corp.* (Healthcare-Services)	246	16,731
Amgen, Inc. (Biotechnology)	4,264	289,568
Amylin Pharmaceuticals, Inc.* (Biotechnology)	656	9,335
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	246	4,888
Bard (C.R.), Inc. (Healthcare-Products)	410	37,933
Baxter International, Inc. (Healthcare-Products)	2,788	154,678
Becton, Dickinson & Co. (Healthcare-Products)	984	77,155
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	82	8,328
Biogen Idec, Inc.* (Biotechnology)	1,148	135,372
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	574	20,475
Boston Scientific Corp.* (Healthcare-Products)	7,216	43,007
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,364	269,655
Brookdale Senior Living, Inc.* (Healthcare-Services)	492	8,659
CareFusion Corp.* (Healthcare-Products)	1,066	25,531
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	246	13,471
Celgene Corp.* (Biotechnology)	2,214	160,958
Centene Corp.* (Healthcare-Services)	246	11,119
Cepheid, Inc.* (Healthcare-Products)	328	14,452
Charles River Laboratories International, Inc.* (Biotechnology)	246	8,307
CIGNA Corp. (Healthcare-Services)	1,394	62,493
Community Health Systems, Inc.* (Healthcare-Services)	410	7,667
Covance, Inc.* (Healthcare-Services)	328	14,370
Coventry Health Care, Inc.* (Healthcare-Services)	738	22,192
Covidien PLC (Healthcare-Products)	2,378	122,467
Cubist Pharmaceuticals, Inc.* (Biotechnology)	328	13,389
DaVita, Inc.* (Healthcare-Services)	492	40,251
Dendreon Corp.* (Biotechnology)	738	10,022
DENTSPLY International, Inc. (Healthcare-Products)	656	24,757
Edwards Lifesciences Corp.* (Healthcare-Products)	574	47,453
Eli Lilly & Co. (Pharmaceuticals)	4,756	189,003
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	574	21,336
Express Scripts, Inc.* (Pharmaceuticals)	2,214	113,268
Forest Laboratories, Inc.* (Pharmaceuticals)	1,230	39,089
Gen-Probe, Inc.* (Healthcare-Products)	246	16,465
Gilead Sciences, Inc.* (Biotechnology)	3,690	180,220
Haemonetics Corp.* (Healthcare-Products)	164	10,653
HCA Holdings, Inc.* (Healthcare-Services)	820	20,041
Health Management Associates, Inc.— Class A* (Healthcare-Services)	1,230	7,884
Health Net, Inc.* (Healthcare-Services)	410	15,473
HEALTHSOUTH Corp.* (Healthcare-Services)	492	9,491
Henry Schein, Inc.* (Healthcare-Products)	410	29,065
Hill-Rom Holdings, Inc. (Healthcare-Products)	328	10,827
HMS Holdings Corp.* (Commercial Services)	410	13,534
Hologic, Inc.* (Healthcare-Products)	1,312	26,752
Hospira, Inc.* (Healthcare-Products)	820	28,257
Human Genome Sciences, Inc.* (Biotechnology)	984	9,683
Humana, Inc. (Healthcare-Services)	820	72,996
IDEXX Laboratories, Inc.* (Healthcare-Products)	246	20,809
Illumina, Inc.* (Biotechnology)	574	29,710
Impax Laboratories, Inc.* (Pharmaceuticals)	328	6,189
Incyte, Corp.* (Biotechnology)	492	8,708
InterMune, Inc.* (Biotechnology)	328	4,920
Intuitive Surgical, Inc.* (Healthcare-Products)	164	75,425
Invacare Corp. (Healthcare-Products)	164	2,801
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	492	4,015
Johnson & Johnson (Healthcare-Products)	13,284	875,548
Laboratory Corp. of America Holdings* (Healthcare-Services)	492	44,964
Life Technologies Corp.* (Biotechnology)	902	43,684
LifePoint Hospitals, Inc.* (Healthcare-Services)	246	9,887
Lincare Holdings, Inc. (Healthcare-Services)	410	10,533
Magellan Health Services, Inc.* (Healthcare-Services)	164	8,007
Masimo Corp.* (Healthcare-Products)	246	5,264
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,886	116,970
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	328	10,854
Medivation, Inc.* (Pharmaceuticals)	164	9,087
Mednax, Inc.* (Healthcare-Services)	246	17,520
Medtronic, Inc. (Healthcare-Products)	5,166	199,253
Merck & Co., Inc. (Pharmaceuticals)	14,924	570,992
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,050	42,538
Myriad Genetics, Inc.* (Biotechnology)	410	9,701
Nektar Therapeutics* (Pharmaceuticals)	574	3,588
NuVasive, Inc.* (Healthcare-Products)	164	2,542
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	328	13,428
Owens & Minor, Inc. (Distribution/Wholesale)	328	9,975
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	164	5,922
PAREXEL International Corp.* (Commercial Services)	246	5,929
Patterson Cos., Inc. (Healthcare-Products)	492	15,847
PDL BioPharma, Inc. (Biotechnology)	656	4,192
Perrigo Co. (Pharmaceuticals)	410	39,196
Pfizer, Inc. (Pharmaceuticals)	37,392	800,189
PSS World Medical, Inc.* (Healthcare-Products)	246	5,970
Quest Diagnostics, Inc. (Healthcare-Services)	738	42,863
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	246	8,716

See accompanying notes to the financial statements.

116 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	328	$29,802
ResMed, Inc.* (Healthcare-Products)	738	21,424
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	246	11,857
Seattle Genetics, Inc.* (Biotechnology)	492	9,314
Sirona Dental Systems, Inc.* (Healthcare-Products)	246	11,894
St. Jude Medical, Inc. (Healthcare-Products)	1,558	64,984
STERIS Corp. (Healthcare-Products)	246	7,400
Stryker Corp. (Healthcare-Products)	1,394	77,269
Techne Corp. (Healthcare-Products)	164	11,193
Teleflex, Inc. (Healthcare-Products)	164	10,035
Tenet Healthcare Corp.* (Healthcare-Services)	2,132	11,278
The Cooper Cos., Inc. (Healthcare-Products)	246	17,746
Theravance, Inc.* (Pharmaceuticals)	410	7,273
Thermo Fisher Scientific, Inc.* (Electronics)	1,886	99,769
Thoratec Corp.* (Healthcare-Products)	328	9,643
United Therapeutics Corp.* (Biotechnology)	246	12,098
UnitedHealth Group, Inc. (Healthcare-Services)	5,248	271,794
Universal Health Services, Inc.—Class B (Healthcare-Services)	410	16,929
Varian Medical Systems, Inc.* (Healthcare-Products)	574	37,809
Vertex Pharmaceuticals, Inc.* (Biotechnology)	984	36,359
ViroPharma, Inc.* (Pharmaceuticals)	328	9,771
Volcano Corp.* (Healthcare-Products)	246	6,900
Warner Chilcott PLC—Class A* (Pharmaceuticals)	820	13,833
Waters Corp.* (Electronics)	410	35,494
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	656	38,461
WellCare Health Plans, Inc.* (Healthcare-Services)	246	14,701
WellPoint, Inc. (Healthcare-Services)	1,722	110,759
West Pharmaceutical Services, Inc. (Healthcare-Products)	164	6,639
Zimmer Holdings, Inc.* (Healthcare-Products)	902	54,797
TOTAL COMMON STOCKS (Cost $6,074,117)		7,347,777

Repurchase Agreements(a)(b) (36.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $4,436,016	$4,436,000	$4,436,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,436,000)		4,436,000
TOTAL INVESTMENT SECURITIES (Cost $10,510,117)—96.8%		11,783,777
Net other assets (liabilities)—3.2%		391,767
NET ASSETS—100.0%		$12,175,544

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $2,006,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$5,514,955	$29,306
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	5,430,478	28,135
		$57,441

Health Care UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Biotechnology	$1,087,095	8.9%
Commercial Services	19,463	0.2%
Distribution/Wholesale	9,975	0.1%
Electronics	135,263	1.1%
Healthcare-Products	2,220,546	18.2%
Healthcare-Services	943,853	7.8%
Pharmaceuticals	2,931,582	24.1%
Other**	4,827,767	39.6%
Total	$12,175,544	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 117

Common Stocks (49.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,512	$131,106
AAR Corp. (Aerospace/Defense)	84	1,780
ABM Industries, Inc. (Commercial Services)	84	1,823
Acacia Research Corp.* (Media)	84	3,457
Accenture PLC—Class A (Computers)	1,470	84,290
Actuant Corp.—Class A (Miscellaneous Manufacturing)	168	4,259
Acuity Brands, Inc. (Electrical Components & Equipment)	84	4,891
Aecom Technology Corp.* (Engineering & Construction)	252	5,768
Aegion Corp.* (Engineering & Construction)	84	1,434
AGCO Corp.* (Machinery-Diversified)	210	10,695
Agilent Technologies, Inc.* (Electronics)	798	33,891
Alexander & Baldwin, Inc. (Transportation)	84	3,973
Alliance Data Systems Corp.* (Commercial Services)	126	13,961
Alliant Techsystems, Inc. (Aerospace/Defense)	84	4,990
Ametek, Inc. (Electrical Components & Equipment)	378	17,766
Amphenol Corp.—Class A (Electronics)	378	20,575
Anixter International, Inc.* (Telecommunications)	84	5,503
AptarGroup, Inc. (Miscellaneous Manufacturing)	126	6,605
Arkansas Best Corp. (Transportation)	42	761
Arrow Electronics, Inc.* (Electronics)	252	10,405
Astec Industries, Inc.* (Machinery-Construction & Mining)	42	1,420
Automatic Data Processing, Inc. (Commercial Services)	1,134	62,121
Avnet, Inc.* (Electronics)	336	11,716
AVX Corp. (Electronics)	126	1,658
Babcock & Wilcox Co.* (Machinery-Diversified)	252	6,262
Ball Corp. (Packaging & Containers)	378	14,840
BE Aerospace, Inc.* (Aerospace/Defense)	210	8,862
Belden, Inc. (Electrical Components & Equipment)	126	4,940
Bemis Co., Inc. (Packaging & Containers)	252	7,888
Benchmark Electronics, Inc.* (Electronics)	126	2,167
Boeing Co. (Aerospace/Defense)	1,554	115,276
Brady Corp.—Class A (Electronics)	126	4,079
Broadridge Financial Solutions, Inc. (Software)	294	7,047
C.H. Robinson Worldwide, Inc. (Transportation)	378	26,022
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	126	6,014
Caterpillar, Inc. (Machinery-Construction & Mining)	1,344	146,657
Ceradyne, Inc.* (Miscellaneous Manufacturing)	42	1,390
Checkpoint Systems, Inc.* (Electronics)	84	884
Cintas Corp. (Textiles)	252	9,337
Clarcor, Inc. (Miscellaneous Manufacturing)	126	6,478
Clean Harbors, Inc.* (Environmental Control)	126	7,995
Cognex Corp. (Machinery-Diversified)	84	3,490
Coinstar, Inc.* (Retail)	84	4,177
Con-way, Inc. (Transportation)	126	3,999
Convergys Corp.* (Commercial Services)	252	3,354
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	378	22,347
CoreLogic, Inc.* (Commercial Services)	252	3,578
Corrections Corp. of America* (Commercial Services)	252	5,930
CoStar Group, Inc.* (Commercial Services)	42	2,380
Crane Co. (Miscellaneous Manufacturing)	126	6,048
Crown Holdings, Inc.* (Packaging & Containers)	336	12,120
CSX Corp. (Transportation)	2,436	54,932
Cummins, Inc. (Machinery-Diversified)	420	43,680
Curtiss-Wright Corp. (Aerospace/Defense)	126	4,707
Danaher Corp. (Miscellaneous Manufacturing)	1,344	70,573
Deere & Co. (Machinery-Diversified)	966	83,221
Deluxe Corp. (Commercial Services)	126	3,222
Donaldson Co., Inc. (Miscellaneous Manufacturing)	168	12,146
Dover Corp. (Miscellaneous Manufacturing)	420	26,632
Eagle Materials, Inc. (Building Materials)	84	2,470
Eaton Corp. (Miscellaneous Manufacturing)	798	39,126
EMCOR Group, Inc. (Engineering & Construction)	168	4,843
Emerson Electric Co. (Electrical Components & Equipment)	1,722	88,476
EnerSys* (Electrical Components & Equipment)	126	3,651
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	42	1,263
Esterline Technologies Corp.* (Aerospace/Defense)	84	5,137
Euronet Worldwide, Inc.* (Commercial Services)	126	2,313
Exelis, Inc. (Aerospace/Defense)	420	4,196
Expeditors International of Washington, Inc. (Transportation)	504	22,504
Fastenal Co. (Distribution/Wholesale)	672	31,369
FedEx Corp. (Transportation)	672	61,481
FEI Co.* (Electronics)	84	3,701
Fidelity National Information Services, Inc. (Software)	588	16,793
Fiserv, Inc.* (Software)	336	21,131
Flextronics International, Ltd.* (Electronics)	1,722	11,830
FLIR Systems, Inc. (Electronics)	378	9,734
Flowserve Corp. (Machinery-Diversified)	126	13,881
Fluor Corp. (Engineering & Construction)	420	23,621
Fortune Brands Home & Security, Inc.* (Building Materials)	378	7,019
Forward Air Corp. (Transportation)	84	2,940
Foster Wheeler AG* (Engineering & Construction)	252	5,660
FTI Consulting, Inc.* (Commercial Services)	84	3,597
G & K Services, Inc. (Textiles)	42	1,380
Gardner Denver, Inc. (Machinery-Diversified)	126	9,400
GATX Corp. (Trucking & Leasing)	126	5,410
General Cable Corp.* (Electrical Components & Equipment)	126	3,888
General Dynamics Corp. (Aerospace/Defense)	672	46,476
General Electric Co. (Miscellaneous Manufacturing)	24,570	459,705
Genesee & Wyoming, Inc.—Class A* (Transportation)	84	5,216
Genpact, Ltd.* (Commercial Services)	252	3,687
Global Payments, Inc. (Commercial Services)	168	8,403
Goodrich Corp. (Aerospace/Defense)	294	36,677
Graco, Inc. (Machinery-Diversified)	126	5,794
GrafTech International, Ltd.* (Electrical Components & Equipment)	294	4,828

See accompanying notes to the financial statements.

118 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
Granite Construction, Inc. (Engineering & Construction)	84	$2,237
Greif, Inc.—Class A (Packaging & Containers)	42	2,035
Harsco Corp. (Miscellaneous Manufacturing)	168	3,735
Heartland Express, Inc. (Transportation)	126	1,867
Hexcel Corp.* (Miscellaneous Manufacturing)	210	5,265
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,680	97,507
Hub Group, Inc.—Class A* (Transportation)	84	2,875
Hubbell, Inc.—Class B (Electrical Components & Equipment)	126	9,067
Huntington Ingalls Industries, Inc.* (Shipbuilding)	126	4,748
IDEX Corp. (Machinery-Diversified)	210	8,509
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	966	51,227
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	714	24,947
IPG Photonics Corp.* (Telecommunications)	42	2,217
Iron Mountain, Inc. (Commercial Services)	378	11,650
Itron, Inc.* (Electronics)	84	3,258
ITT Corp. (Miscellaneous Manufacturing)	210	4,565
J.B. Hunt Transport Services, Inc. (Transportation)	210	10,725
Jabil Circuit, Inc. (Electronics)	462	10,469
Jack Henry & Associates, Inc. (Computers)	210	7,182
Jacobs Engineering Group, Inc.* (Engineering & Construction)	294	13,159
Joy Global, Inc. (Machinery-Construction & Mining)	252	22,854
Kaman Corp. (Aerospace/Defense)	42	1,309
Kansas City Southern Industries, Inc.* (Transportation)	252	17,297
Kaydon Corp. (Metal Fabricate/Hardware)	84	2,866
KBR, Inc. (Engineering & Construction)	336	10,799
Kennametal, Inc. (Hand/Machine Tools)	168	7,243
Kirby Corp.* (Transportation)	126	8,413
Knight Transportation, Inc. (Transportation)	126	2,219
L-3 Communications Holdings, Inc. (Aerospace/Defense)	252	17,827
Landstar System, Inc. (Transportation)	126	6,445
Lender Processing Services, Inc. (Commercial Services)	210	3,492
Lennox International, Inc. (Building Materials)	126	4,561
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	210	9,020
Littelfuse, Inc. (Electrical Components & Equipment)	42	2,130
Lockheed Martin Corp. (Aerospace/Defense)	588	48,404
Louisiana-Pacific Corp.* (Building Materials)	294	2,505
Manitowoc Co. (Machinery-Diversified)	294	3,951
Manpower, Inc. (Commercial Services)	210	8,423
ManTech International Corp.—Class A (Software)	42	1,476
Martin Marietta Materials (Building Materials)	126	10,396
Masco Corp. (Building Materials)	840	10,139
MDU Resources Group, Inc. (Electric)	420	8,980
MeadWestvaco Corp. (Forest Products & Paper)	378	11,128
Meritor, Inc.* (Auto Parts & Equipment)	210	1,319
Mettler Toledo International, Inc.* (Electronics)	84	14,742
Mine Safety Appliances Co. (Environmental Control)	84	2,868
Molex, Inc. (Electrical Components & Equipment)	168	4,442
Molex, Inc.—Class A (Electrical Components & Equipment)	168	3,678
Monster Worldwide, Inc.* (Commercial Services)	294	2,117
Moog, Inc.—Class A* (Aerospace/Defense)	84	3,580
MSC Industrial Direct Co.—Class A (Retail)	126	9,579
Mueller Industries, Inc. (Metal Fabricate/Hardware)	84	3,714
National Instruments Corp. (Electronics)	210	5,651
Navistar International Corp.* (Auto Manufacturers)	168	7,273
NeuStar, Inc.* (Telecommunications)	168	6,134
Nordson Corp. (Machinery-Diversified)	126	5,713
Norfolk Southern Corp. (Transportation)	798	57,616
Northrop Grumman Corp. (Aerospace/Defense)	546	31,695
Old Dominion Freight Line, Inc.* (Transportation)	126	5,370
Orbital Sciences Corp.* (Aerospace/Defense)	126	1,826
Oshkosh Truck Corp.* (Auto Manufacturers)	210	5,099
Owens Corning, Inc.* (Building Materials)	252	8,505
Owens-Illinois, Inc.* (Packaging & Containers)	378	9,091
PACCAR, Inc. (Auto Manufacturers)	840	37,128
Packaging Corp. of America (Packaging & Containers)	252	7,091
Pall Corp. (Miscellaneous Manufacturing)	252	15,039
Parker Hannifin Corp. (Miscellaneous Manufacturing)	336	27,109
Paychex, Inc. (Commercial Services)	756	23,814
Pentair, Inc. (Miscellaneous Manufacturing)	210	7,732
PerkinElmer, Inc. (Electronics)	252	6,043
PHH Corp.* (Commercial Services)	126	1,460
Plexus Corp.* (Electronics)	84	3,045
Precision Castparts Corp. (Metal Fabricate/Hardware)	336	54,997
Quanex Building Products Corp. (Building Materials)	84	1,380
Quanta Services, Inc.* (Commercial Services)	462	9,979
R.R. Donnelley & Sons Co. (Commercial Services)	420	4,771
Raytheon Co. (Aerospace/Defense)	798	38,296
Regal-Beloit Corp. (Hand/Machine Tools)	84	4,769
Republic Services, Inc. (Environmental Control)	714	20,906
Resources Connection, Inc. (Commercial Services)	84	1,043
Robbins & Myers, Inc. (Machinery-Diversified)	84	4,079
Robert Half International, Inc. (Commercial Services)	336	9,304
Rock-Tenn Co.—Class A (Packaging & Containers)	168	10,393
Rockwell Automation, Inc. (Machinery-Diversified)	336	26,164
Rockwell Collins, Inc. (Aerospace/Defense)	378	21,882
Roper Industries, Inc. (Machinery-Diversified)	210	19,612
Ryder System, Inc. (Transportation)	126	7,091
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	42	1,832
Sealed Air Corp. (Packaging & Containers)	462	9,208

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 119

Common Stocks, continued

	Shares	Value
Shaw Group, Inc.* (Engineering & Construction)	168	$4,560
Sherwin-Williams Co. (Chemicals)	210	20,481
Silgan Holdings, Inc. (Packaging & Containers)	126	5,237
Simpson Manufacturing Co., Inc. (Building Materials)	84	2,720
Smith Corp. (Miscellaneous Manufacturing)	84	3,568
Sonoco Products Co. (Packaging & Containers)	252	7,888
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	294	6,686
SPX Corp. (Miscellaneous Manufacturing)	126	8,773
Stericycle, Inc.* (Environmental Control)	210	17,644
TE Connectivity, Ltd. (Electronics)	1,008	34,373
Teekay Shipping Corp. (Transportation)	84	2,303
Teledyne Technologies, Inc.* (Aerospace/Defense)	84	4,768
TeleTech Holdings, Inc.* (Commercial Services)	84	1,425
Temple-Inland, Inc. (Packaging & Containers)	252	8,036
Terex Corp.* (Machinery-Construction & Mining)	252	4,990
Tetra Tech, Inc.* (Environmental Control)	126	2,914
Texas Industries, Inc. (Building Materials)	42	1,313
Textron, Inc. (Miscellaneous Manufacturing)	630	16,052
The Brink’s Co. (Miscellaneous Manufacturing)	126	3,552
The Corporate Executive Board Co. (Commercial Services)	84	3,304
The Geo Group, Inc.* (Commercial Services)	168	2,953
The Timken Co. (Metal Fabricate/Hardware)	168	8,203
The Valspar Corp. (Chemicals)	210	9,080
Thomas & Betts Corp.* (Electronics)	126	8,995
Toro Co. (Housewares)	84	5,325
Total System Services, Inc. (Commercial Services)	462	9,905
Towers Watson & Co.—Class A (Commercial Services)	126	7,535
TransDigm Group, Inc.* (Aerospace/Defense)	126	13,171
Trimble Navigation, Ltd.* (Electronics)	294	13,768
Trinity Industries, Inc. (Miscellaneous Manufacturing)	168	5,285
Triumph Group, Inc. (Aerospace/Defense)	84	5,256
TrueBlue, Inc.* (Commercial Services)	84	1,387
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,092	55,637
Union Pacific Corp. (Transportation)	1,134	129,628
United Parcel Service, Inc.—Class B (Transportation)	1,722	130,269
United Rentals, Inc.* (Commercial Services)	126	4,818
United Stationers, Inc. (Distribution/Wholesale)	84	2,716
United Technologies Corp. (Aerospace/Defense)	1,848	144,791
Universal Display Corp.* (Electrical Components & Equipment)	84	3,537
URS Corp.* (Engineering & Construction)	168	6,913
USG Corp.* (Building Materials)	168	2,157
UTI Worldwide, Inc. (Transportation)	252	3,752
Valmont Industries, Inc. (Metal Fabricate/Hardware)	42	4,406
Veeco Instruments, Inc.* (Semiconductors)	84	2,050
Verisk Analytics, Inc.—Class A* (Commercial Services)	336	13,464
Vishay Intertechnology, Inc.* (Electronics)	336	4,126
VistaPrint N.V.* (Commercial Services)	84	3,006
Vulcan Materials Co. (Mining)	252	11,053
W.W. Grainger, Inc. (Distribution/Wholesale)	126	24,033
Wabtec Corp. (Machinery-Diversified)	126	8,668
Waste Connections, Inc. (Environmental Control)	252	8,142
Waste Management, Inc. (Environmental Control)	924	32,118
Watsco, Inc. (Distribution/Wholesale)	42	2,897
Werner Enterprises, Inc. (Transportation)	126	3,292
WESCO International, Inc.* (Distribution/Wholesale)	84	5,282
Woodward, Inc. (Electronics)	126	5,290
World Fuel Services Corp. (Retail)	168	7,624
Wright Express Corp.* (Commercial Services)	84	4,597
Xylem, Inc. (Machinery-Diversified)	420	10,882
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	126	4,770
TOTAL COMMON STOCKS (Cost $2,984,218)		4,119,790

Repurchase Agreements(a)(b) (42.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $3,502,013	$3,502,000	$3,502,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,502,000)		3,502,000
TOTAL INVESTMENT SECURITIES (Cost $6,486,218)—92.4%		7,621,790
Net other assets (liabilities)—7.6%		627,558
NET ASSETS—100.0%		$8,249,348

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $1,410,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$4,583,963	$16,875
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	3,667,532	13,250
		$30,125

See accompanying notes to the financial statements.

120 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Industrials UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$567,592	6.9%
Auto Manufacturers	49,500	0.6%
Auto Parts & Equipment	1,319	NM
Building Materials	53,165	0.6%
Chemicals	29,561	0.4%
Commercial Services	242,816	2.9%
Computers	91,472	1.1%
Distribution/Wholesale	66,297	0.8%
Electric	8,980	0.1%
Electrical Components & Equipment	151,294	1.8%
Electronics	220,400	2.7%
Engineering & Construction	78,994	1.0%
Environmental Control	92,587	1.1%
Forest Products & Paper	11,128	0.1%
Hand/Machine Tools	21,032	0.3%
Housewares	5,325	0.1%
Iron/Steel	1,832	NM
Machinery-Construction & Mining	175,921	2.1%
Machinery-Diversified	268,771	3.3%
Media	3,457	NM
Metal Fabricate/Hardware	74,186	0.9%
Mining	11,053	0.1%
Miscellaneous Manufacturing	1,123,685	13.6%
Packaging & Containers	93,827	1.1%
Retail	21,380	0.3%
Semiconductors	2,050	NM
Shipbuilding	4,748	0.1%
Software	46,447	0.6%
Telecommunications	13,854	0.2%
Textiles	10,717	0.1%
Transportation	570,990	6.9%
Trucking & Leasing	5,410	0.1%
Other**	4,129,558	50.1%
Total	$8,249,348	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 121

Common Stocks (72.0%)

	Shares	Value
Akamai Technologies, Inc.* (Internet)	11,616	$374,616
Allscripts Healthcare Solutions, Inc.* (Software)	14,880	284,506
Amazon.com, Inc.* (Internet)	4,512	877,313
Ariba, Inc.* (Software)	7,968	217,526
Blue Nile, Inc.* (Internet)	3,264	131,702
Check Point Software Technologies, Ltd.* (Software)	7,488	421,500
Concur Technologies, Inc.* (Software)	4,512	236,203
Constant Contact, Inc.* (Internet)	5,952	148,681
DealerTrack Holdings, Inc.* (Internet)	6,528	178,410
Digital River, Inc.* (Internet)	8,736	139,863
E*TRADE Financial Corp.* (Diversified Financial Services)	26,304	215,430
EarthLink, Inc. (Internet)	22,944	165,426
eBay, Inc.* (Internet)	21,696	685,594
Ebix, Inc. (Software)	7,008	173,658
Expedia, Inc. (Internet)	5,952	192,666
Google, Inc.—Class A* (Internet)	1,824	1,058,121
IAC/InterActiveCorp (Internet)	6,240	268,757
Internap Network Services Corp.* (Internet)	18,240	122,390
j2 Global, Inc. (Computers)	6,816	183,759
Juniper Networks, Inc.* (Telecommunications)	21,216	444,051
Monster Worldwide, Inc.* (Commercial Services)	22,176	159,667
Netflix, Inc.* (Internet)	4,032	484,646
NETGEAR, Inc.* (Telecommunications)	5,280	210,250
NIC, Inc. (Internet)	12,000	150,120
Priceline.com, Inc.* (Internet)	1,248	660,791
Quest Software, Inc.* (Software)	9,408	191,453
RealNetworks, Inc. (Internet)	11,136	113,699
Salesforce.com, Inc.* (Software)	4,032	470,938
Sapient Corp. (Internet)	15,744	203,098
Sonus Networks, Inc.* (Telecommunications)	50,400	130,032
TD Ameritrade Holding Corp. (Diversified Financial Services)	17,472	281,474
Tibco Software, Inc.* (Internet)	11,232	292,818
United Online, Inc. (Internet)	23,328	132,503
ValueClick, Inc.* (Internet)	11,616	202,583
VeriSign, Inc. (Internet)	9,792	362,892
VirnetX Holding Corp.* (Internet)	7,296	169,413
Vocus, Inc.* (Internet)	5,568	127,897
WebMD Health Corp.* (Internet)	6,336	177,662
Websense, Inc.* (Internet)	8,160	154,224
Yahoo!, Inc.* (Internet)	33,888	524,246
TOTAL COMMON STOCKS (Cost $6,631,483)		11,720,578

Repurchase Agreements(a)(b) (27.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $4,506,016	$4,506,000	$4,506,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,506,000)		4,506,000
TOTAL INVESTMENT SECURITIES (Cost $11,137,483)—99.7%		16,226,578
Net other assets (liabilities)—0.3%		43,067
NET ASSETS—100.0%		$16,269,645

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $2,568,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$6,115,942	$69,188
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	6,661,057	73,667
		$142,855

Internet UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Commercial Services	$159,667	1.0%
Computers	183,759	1.1%
Diversified Financial Services	496,904	3.1%
Internet	8,100,131	49.7%
Software	1,995,784	12.3%
Telecommunications	784,333	4.8%
Other**	4,549,067	28.0%
Total	$16,269,645	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

122 :: Mobile Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (53.3%)

	Shares	Value
Crown Castle International Corp.* (Telecommunications)	6,240	$302,515
Leap Wireless International, Inc.* (Telecommunications)	1,560	13,354
MetroPCS Communications, Inc.* (Telecommunications)	8,112	71,710
NII Holdings, Inc.—Class B* (Telecommunications)	4,368	87,840
SBA Communications Corp.—Class A* (Telecommunications)	2,808	128,382
Sprint Nextel Corp.* (Telecommunications)	76,440	162,053
Telephone & Data Systems, Inc. (Telecommunications)	2,601	68,403
US Cellular Corp.* (Telecommunications)	416	19,082
TOTAL COMMON STOCKS (Cost $677,956)		853,339

Repurchase Agreements(a)(b) (46.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $742,003	$742,000	$742,000
TOTAL REPURCHASE AGREEMENTS (Cost $742,000)		742,000
TOTAL INVESTMENT SECURITIES (Cost $1,419,956)—99.6%		1,595,339
Net other assets (liabilities)—0.4%		6,646
NET ASSETS—100.0%		$1,601,985

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $553,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$917,043	$8,857
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	648,079	(6,780)
		$2,077

Mobile Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Telecommunications	$853,339	53.3%
Other**	748,646	46.7%
Total	$1,601,985	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 123

Common Stocks (66.8%)

	Shares	Value
Anadarko Petroleum Corp.^ (Oil & Gas)	11,859	$957,258
Apache Corp. (Oil & Gas)	9,027	892,590
Atwood Oceanics, Inc.* (Oil & Gas)	1,416	65,108
Baker Hughes, Inc. (Oil & Gas Services)	10,266	504,369
Berry Petroleum Co.—Class A (Oil & Gas)	1,239	55,767
Bill Barrett Corp.* (Oil & Gas)	1,062	29,332
Bristow Group, Inc. (Transportation)	885	43,418
Cabot Oil & Gas Corp. (Oil & Gas)	4,956	158,096
Cameron International Corp.* (Oil & Gas Services)	5,841	310,741
CARBO Ceramics, Inc. (Oil & Gas Services)	531	51,640
Carrizo Oil & Gas, Inc.* (Oil & Gas)	885	21,497
Chart Industries, Inc.* (Machinery-Diversified)	708	39,478
Chesapeake Energy Corp. (Oil & Gas)	15,576	329,121
Chevron Corp. (Oil & Gas)	47,436	4,889,703
Cimarex Energy Co. (Oil & Gas)	1,947	113,666
Cobalt International Energy, Inc.* (Oil & Gas)	3,540	70,942
Complete Production Services, Inc.* (Oil & Gas Services)	1,947	65,614
Comstock Resources, Inc.* (Oil & Gas)	1,062	12,786
Concho Resources, Inc.* (Oil & Gas)	2,478	264,303
ConocoPhillips (Oil & Gas)	29,205	1,992,073
Continental Resources, Inc.* (Oil & Gas)	1,416	114,243
Core Laboratories N.V. (Oil & Gas Services)	1,062	112,816
CVR Energy, Inc.* (Oil & Gas)	2,124	52,973
Denbury Resources, Inc.* (Oil & Gas)	9,558	180,264
Devon Energy Corp. (Oil & Gas)	9,381	598,602
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,593	99,244
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,770	90,677
Dril-Quip, Inc.* (Oil & Gas Services)	885	58,383
El Paso Corp. (Pipelines)	18,054	485,111
Energen Corp. (Oil & Gas)	1,770	85,261
EOG Resources, Inc. (Oil & Gas)	6,372	676,324
EQT Corp. (Oil & Gas)	3,540	178,841
EXCO Resources, Inc. (Oil & Gas)	3,540	27,824
Exterran Holdings, Inc.* (Oil & Gas Services)	1,593	14,783
Exxon Mobil Corp. (Oil & Gas)	113,280	9,486,067
First Solar, Inc.* (Energy-Alternate Sources)	1,239	52,385
FMC Technologies, Inc.* (Oil & Gas Services)	5,664	289,487
Forest Oil Corp.* (Oil & Gas)	2,655	34,515
GT Advanced Technologies, Inc.* (Semiconductors)	3,009	25,938
Halliburton Co. (Oil & Gas Services)	21,771	800,737
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,301	37,851
Helmerich & Payne, Inc. (Oil & Gas)	2,301	141,995
Hess Corp. (Oil & Gas)	7,257	408,569
HollyFrontier Corp. (Oil & Gas)	4,602	135,023
Key Energy Services, Inc.* (Oil & Gas Services)	3,540	51,259
Kinder Morgan, Inc. (Pipelines)	2,655	86,208
Lufkin Industries, Inc. (Oil & Gas Services)	708	53,256
Marathon Oil Corp. (Oil & Gas)	16,815	527,823
Marathon Petroleum Corp. (Oil & Gas)	8,319	317,952
McDermott International, Inc.* (Engineering & Construction)	5,487	66,722
McMoRan Exploration Co.* (Oil & Gas)	2,478	29,067
Murphy Oil Corp. (Oil & Gas)	4,602	274,279
Nabors Industries, Ltd.* (Oil & Gas)	6,726	125,238
National Oilwell Varco, Inc. (Oil & Gas Services)	9,912	733,290
Newfield Exploration Co.* (Oil & Gas)	3,186	120,463
Noble Corp. (Oil & Gas)	6,195	215,834
Noble Energy, Inc. (Oil & Gas)	4,248	427,646
Oasis Petroleum, Inc.* (Oil & Gas)	1,593	53,748
Occidental Petroleum Corp. (Oil & Gas)	19,116	1,907,203
Oceaneering International, Inc. (Oil & Gas Services)	2,478	120,406
OGE Energy Corp. (Electric)	2,301	121,631
Oil States International, Inc.* (Oil & Gas Services)	1,239	98,736
Parker Drilling Co.* (Oil & Gas)	2,832	18,408
Patterson-UTI Energy, Inc. (Oil & Gas)	3,717	70,140
Pioneer Natural Resources Co. (Oil & Gas)	2,832	281,218
Plains Exploration & Production Co.* (Oil & Gas)	3,363	126,852
QEP Resources, Inc. (Oil & Gas)	4,248	121,663
Quicksilver Resources, Inc.* (Oil & Gas)	2,832	14,188
Range Resources Corp. (Oil & Gas)	3,894	223,983
Rosetta Resources, Inc.* (Oil & Gas)	1,239	59,460
Rowan Cos., Inc.* (Oil & Gas)	3,009	102,336
SandRidge Energy, Inc.* (Oil & Gas)	9,027	70,230
Schlumberger, Ltd. (Oil & Gas Services)	31,860	2,394,916
SEACOR SMIT, Inc.* (Oil & Gas Services)	531	48,602
SM Energy Co. (Oil & Gas)	1,593	115,620
Southern Union Co. (Gas)	2,832	122,824
Southwestern Energy Co.* (Oil & Gas)	8,142	253,542
SunCoke Energy, Inc.*(a) (Coal)	1,314	17,654
Sunoco, Inc. (Oil & Gas)	2,478	95,056
Superior Energy Services, Inc.* (Oil & Gas Services)	1,947	55,509
Swift Energy Co.* (Oil & Gas)	1,062	35,205
Tesoro Petroleum Corp.* (Oil & Gas)	3,363	84,176
TETRA Technologies, Inc.* (Oil & Gas Services)	1,770	16,532
The Williams Cos., Inc. (Pipelines)	13,806	397,889
Tidewater, Inc. (Transportation)	1,239	66,720
Transocean, Ltd. (Oil & Gas)	7,611	360,000
Ultra Petroleum Corp.* (Oil & Gas)	3,540	85,066
Unit Corp.* (Oil & Gas)	1,062	48,056
Valero Energy Corp. (Oil & Gas)	13,452	322,713
Weatherford International, Ltd.* (Oil & Gas Services)	17,700	296,298
Whiting Petroleum Corp.* (Oil & Gas)	2,832	141,855
WPX Energy, Inc.* (Oil & Gas)	4,602	75,841
TOTAL COMMON STOCKS (Cost $15,533,092)		36,508,728

Repurchase Agreements(b)(c) (35.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $19,584,070	$19,584,000	$19,584,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,584,000)		19,584,000
TOTAL INVESTMENT SECURITIES (Cost $35,117,092)—102.7%		56,092,728
Net other assets (liabilities)—(2.7)%		(1,485,143)
NET ASSETS—100.0%		$54,607,585

See accompanying notes to the financial statements.

124 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

*	Non-income producing security
^	All or a portion of this security is designated on the Oil & Gas UltraSector ProFund’s records as collateral for when-issued securities.
(a)	Represents a security purchased on a when-issued basis.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $10,684,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$24,149,015	$(473,043)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	21,249,967	(432,613)
		$(905,656)

Oil & Gas UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Coal	$17,654	NM
Electric	121,631	0.2%
Energy-Alternate Sources	52,385	0.1%
Engineering & Construction	66,722	0.1%
Gas	122,824	0.2%
Machinery-Diversified	39,478	0.1%
Oil & Gas	28,776,848	52.7%
Oil & Gas Services	6,205,902	11.4%
Pipelines	969,208	1.8%
Semiconductors	25,938	NM
Transportation	110,138	0.2%
Other**	18,098,857	33.2%
Total	$54,607,585	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 125

Common Stocks (62.3%)

	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	1,988	$91,408
Baker Hughes, Inc. (Oil & Gas Services)	15,194	746,481
Bristow Group, Inc. (Transportation)	1,278	62,699
Cameron International Corp.* (Oil & Gas Services)	8,520	453,264
CARBO Ceramics, Inc. (Oil & Gas Services)	710	69,047
Chart Industries, Inc.* (Machinery-Diversified)	994	55,425
Complete Production Services, Inc.* (Oil & Gas Services)	2,840	95,708
Core Laboratories N.V. (Oil & Gas Services)	1,562	165,931
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,272	141,546
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,698	138,219
Dril-Quip, Inc.* (Oil & Gas Services)	1,278	84,310
El Paso Corp. (Pipelines)	26,838	721,137
Exterran Holdings, Inc.* (Oil & Gas Services)	2,272	21,084
FMC Technologies, Inc.* (Oil & Gas Services)	8,378	428,200
Halliburton Co. (Oil & Gas Services)	32,234	1,185,566
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,550	58,397
Helmerich & Payne, Inc. (Oil & Gas)	3,408	210,308
Key Energy Services, Inc.* (Oil & Gas Services)	5,254	76,078
Kinder Morgan, Inc. (Pipelines)	3,834	124,490
Lufkin Industries, Inc. (Oil & Gas Services)	1,136	85,450
McDermott International, Inc.* (Engineering & Construction)	8,236	100,150
Nabors Industries, Ltd.* (Oil & Gas)	10,082	187,727
National Oilwell Varco, Inc. (Oil & Gas Services)	14,768	1,092,537
Noble Corp. (Oil & Gas)	9,088	316,626
Oceaneering International, Inc. (Oil & Gas Services)	3,834	186,294
OGE Energy Corp. (Electric)	3,408	180,147
Oil States International, Inc.* (Oil & Gas Services)	1,846	147,108
Parker Drilling Co.* (Oil & Gas)	4,118	26,767
Patterson-UTI Energy, Inc. (Oil & Gas)	5,396	101,823
Rowan Cos., Inc.* (Oil & Gas)	4,402	149,712
Schlumberger, Ltd. (Oil & Gas Services)	47,286	3,554,489
SEACOR SMIT, Inc.* (Oil & Gas Services)	710	64,986
Superior Energy Services, Inc.* (Oil & Gas Services)	2,840	80,968
TETRA Technologies, Inc.* (Oil & Gas Services)	2,698	25,199
The Williams Cos., Inc. (Pipelines)	20,448	589,311
Tidewater, Inc. (Transportation)	1,846	99,407
Transocean, Ltd. (Oil & Gas)	11,218	530,611
Unit Corp.* (Oil & Gas)	1,704	77,106
Weatherford International, Ltd.* (Oil & Gas Services)	26,270	439,760
TOTAL COMMON STOCKS (Cost $7,339,170)		12,965,476

Repurchase Agreements(a)(b) (22.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $4,565,016	$4,565,000	$4,565,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,565,000)		4,565,000
TOTAL INVESTMENT SECURITIES (Cost $11,904,170)—84.3%		17,530,476
Net other assets (liabilities)—15.7%		3,253,065
NET ASSETS—100.0%		$20,783,541

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $2,797,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$6,969,638	$61,623
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	11,252,233	75,430
		$137,053

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Electric	$180,147	0.9%
Engineering & Construction	100,150	0.5%
Machinery-Diversified	55,425	0.3%
Oil & Gas	1,833,634	8.8%
Oil & Gas Services	9,199,076	44.1%
Pipelines	1,434,938	6.9%
Transportation	162,106	0.8%
Other**	7,818,065	37.7%
Total	$20,783,541	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

126 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (61.6%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	24,596	$1,331,873
Alkermes PLC* (Pharmaceuticals)	1,548	29,118
Allergan, Inc. (Pharmaceuticals)	4,816	423,374
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	688	13,671
Bristol-Myers Squibb Co. (Pharmaceuticals)	27,004	870,609
Eli Lilly & Co. (Pharmaceuticals)	15,480	615,175
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,892	70,326
Forest Laboratories, Inc.* (Pharmaceuticals)	3,956	125,722
Hospira, Inc.* (Healthcare-Products)	2,580	88,907
Impax Laboratories, Inc.* (Pharmaceuticals)	1,032	19,474
Johnson & Johnson (Healthcare-Products)	43,172	2,845,466
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,032	34,149
Medivation, Inc.* (Pharmaceuticals)	516	28,592
Merck & Co., Inc. (Pharmaceuticals)	48,504	1,855,763
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,708	139,191
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	516	18,633
Perrigo Co. (Pharmaceuticals)	1,376	131,546
Pfizer, Inc. (Pharmaceuticals)	121,088	2,591,283
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	860	30,470
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	860	41,452
Theravance, Inc.* (Pharmaceuticals)	1,204	21,359
ViroPharma, Inc.* (Pharmaceuticals)	1,032	30,743
Warner Chilcott PLC—Class A* (Pharmaceuticals)	2,752	46,426
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,064	121,012
TOTAL COMMON STOCKS (Cost $10,843,261)		11,524,334

Repurchase Agreements(a)(b) (36.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $6,718,024	$6,718,000	$6,718,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,718,000)		6,718,000
TOTAL INVESTMENT SECURITIES (Cost $17,561,261)—97.6%		18,242,334
Net other assets (liabilities)—2.4%		442,034
NET ASSETS—100.0%		$18,684,368

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $3,743,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$8,536,397	$(51,436)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	7,942,081	(51,830)
		$(103,266)

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Healthcare-Products	$2,934,373	15.7%
Pharmaceuticals	8,589,961	45.9%
Other**	7,160,034	38.4%
Total	$18,684,368	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 127

Repurchase Agreements(a)(b) (93.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $43,070,154	$43,070,000	$43,070,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,070,000)		43,070,000
TOTAL INVESTMENT SECURITIES (Cost $43,070,000)—93.8%		43,070,000
Net other assets (liabilities)—6.2%		2,851,267
NET ASSETS—100.0%		$45,921,267

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $13,451,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$35,890,980	$1,696,785
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	33,051,854	1,492,204
		$3,188,989

See accompanying notes to the financial statements.

128 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (59.2%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	2,596	$187,976
American Campus Communities, Inc. (REIT)	2,950	126,260
American Capital Agency Corp. (REIT)	9,440	276,781
American Tower Corp. (REIT)	16,756	1,064,174
Annaly Mortgage Management, Inc. (REIT)	41,418	697,479
Apartment Investment and Management Co.—Class A (REIT)	5,192	127,516
AvalonBay Communities, Inc. (REIT)	4,012	545,672
BioMed Realty Trust, Inc. (REIT)	6,490	120,519
Boston Properties, Inc. (REIT)	6,254	650,729
Brandywine Realty Trust (REIT)	5,782	61,520
BRE Properties, Inc.—Class A (REIT)	3,186	165,099
Brookfield Properties Corp. (Real Estate)	11,092	192,003
Camden Property Trust (REIT)	3,068	197,886
CBL & Associates Properties, Inc. (REIT)	6,018	104,533
CBRE Group, Inc.—Class A* (Real Estate)	12,508	241,404
Chimera Investment Corp. (REIT)	43,896	133,444
Colonial Properties Trust (REIT)	3,776	80,731
CommonWealth REIT (REIT)	3,541	69,642
Corporate Office Properties Trust (REIT)	3,068	74,338
DCT Industrial Trust, Inc. (REIT)	10,502	57,971
DDR Corp. (REIT)	9,676	134,109
DiamondRock Hospitality Co. (REIT)	7,198	75,867
Digital Realty Trust, Inc. (REIT)	4,484	317,736
Douglas Emmett, Inc. (REIT)	5,428	113,500
Duke Realty Corp. (REIT)	10,738	143,782
DuPont Fabros Technology, Inc. (REIT)	2,714	69,207
EastGroup Properties, Inc. (REIT)	1,180	56,050
Entertainment Properties Trust (REIT)	2,006	89,207
Equity Lifestyle Properties, Inc. (REIT)	1,652	115,871
Equity Residential (REIT)	12,626	751,878
Essex Property Trust, Inc. (REIT)	1,416	203,904
Extra Space Storage, Inc. (REIT)	4,012	105,596
Federal Realty Investment Trust (REIT)	2,596	245,218
Forest City Enterprises, Inc.—Class A* (Real Estate)	5,664	74,368
Franklin Street Properties Corp. (REIT)	3,186	32,465
General Growth Properties, Inc. (REIT)	16,402	258,824
Hatteras Financial Corp. (REIT)	3,186	88,443
HCP, Inc. (REIT)	17,346	729,052
Health Care REIT, Inc. (REIT)	8,142	465,804
Healthcare Realty Trust, Inc. (REIT)	3,304	69,615
Highwoods Properties, Inc. (REIT)	3,068	101,520
Home Properties, Inc. (REIT)	2,006	119,518
Hospitality Properties Trust (REIT)	5,310	128,661
Host Hotels & Resorts, Inc. (REIT)	30,090	494,078
Invesco Mortgage Capital, Inc. (REIT)	4,956	77,710
Jones Lang LaSalle, Inc. (Real Estate)	1,888	148,699
Kilroy Realty Corp. (REIT)	2,478	103,159
Kimco Realty Corp. (REIT)	17,346	316,565
LaSalle Hotel Properties (REIT)	3,658	98,949
Lexington Realty Trust (REIT)	5,900	50,740
Liberty Property Trust (REIT)	4,838	161,057
Mack-Cali Realty Corp. (REIT)	3,658	105,204
MFA Financial, Inc. (REIT)	15,222	111,730
Mid-America Apartment Communities, Inc. (REIT)	1,534	98,053
National Retail Properties, Inc. (REIT)	4,130	111,551
OMEGA Healthcare Investors, Inc. (REIT)	4,366	90,987
Piedmont Office Realty Trust, Inc.—Class A (REIT)	7,316	135,492
Plum Creek Timber Co., Inc. (Forest Products & Paper)	6,962	269,986
Post Properties, Inc. (REIT)	2,124	94,922
Potlatch Corp. (REIT)	1,652	50,419
Prologis, Inc. (REIT)	19,588	621,136
Public Storage, Inc. (REIT)	6,018	835,660
Rayonier, Inc. (REIT)	5,192	237,430
Realty Income Corp. (REIT)	5,664	206,170
Redwood Trust, Inc. (REIT)	3,068	36,049
Regency Centers Corp. (REIT)	3,894	160,900
Rouse Properties, Inc.* (REIT)	590	7,292
Senior Housing Properties Trust (REIT)	6,962	157,898
Simon Property Group, Inc. (REIT)	12,508	1,699,337
SL Green Realty Corp. (REIT)	3,658	268,973
St. Joe Co.* (Real Estate)	3,894	62,187
Starwood Property Trust, Inc. (REIT)	4,012	79,036
Sunstone Hotel Investors, Inc.* (REIT)	5,074	47,137
Tanger Factory Outlet Centers, Inc. (REIT)	3,658	107,911
Taubman Centers, Inc. (REIT)	2,478	166,100
The Howard Hughes Corp.* (Real Estate)	1,062	55,033
The Macerich Co. (REIT)	5,664	307,555
UDR, Inc. (REIT)	9,322	242,558
Ventas, Inc. (REIT)	12,272	715,580
Vornado Realty Trust (REIT)	7,906	639,437
Washington REIT (REIT)	2,832	84,394
Weingarten Realty Investors (REIT)	5,192	126,010
Weyerhaeuser Co. (REIT)	22,774	455,936
TOTAL COMMON STOCKS (Cost $13,297,543)		19,504,892

Repurchase Agreements(a)(b) (24.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $8,209,029	$8,209,000	$8,209,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,209,000)		8,209,000
TOTAL INVESTMENT SECURITIES (Cost $21,506,543)—84.1%		27,713,892
Net other assets (liabilities)—15.9%		5,232,457
NET ASSETS—100.0%		$32,946,349

*                        Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $4,577,000.

(b)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 129

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$18,154,396	$233,994
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	11,833,941	285,359
		$519,353

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Forest Products & Paper	$269,986	0.8%
REIT	18,461,212	56.1%
Real Estate	773,694	2.3%
Other**	13,441,457	40.8%
Total	$32,946,349	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

130 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (60.5%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	17,550	$117,761
Altera Corp. (Semiconductors)	9,828	391,056
Analog Devices, Inc. (Semiconductors)	9,126	357,100
Applied Materials, Inc. (Semiconductors)	40,716	499,993
Atmel Corp.* (Semiconductors)	13,338	129,512
ATMI, Inc.* (Semiconductors)	1,053	24,619
Broadcom Corp.—Class A (Semiconductors)	14,742	506,240
Cabot Microelectronics Corp.* (Semiconductors)	702	35,395
Cavium, Inc.* (Semiconductors)	1,404	45,125
Cree, Inc.* (Semiconductors)	3,510	89,259
Cymer, Inc.* (Electronics)	702	34,953
Cypress Semiconductor Corp. (Semiconductors)	4,914	84,496
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,861	53,977
Hittite Microwave Corp.* (Semiconductors)	702	38,624
Integrated Device Technology, Inc.* (Semiconductors)	4,563	28,929
Intel Corp. (Semiconductors)	156,546	4,135,945
InterDigital, Inc. (Telecommunications)	1,404	52,397
International Rectifier Corp.* (Semiconductors)	2,106	48,017
Intersil Corp.—Class A (Semiconductors)	3,861	43,475
KLA -Tencor Corp. (Semiconductors)	5,265	269,199
Lam Research Corp.* (Semiconductors)	3,861	164,440
Linear Technology Corp. (Semiconductors)	6,669	222,211
LSI Logic Corp.* (Semiconductors)	17,550	132,854
Marvell Technology Group, Ltd.* (Semiconductors)	15,795	245,296
Maxim Integrated Products, Inc. (Semiconductors)	9,126	244,942
MEMC Electronic Materials, Inc.* (Semiconductors)	7,020	32,081
Microchip Technology, Inc. (Semiconductors)	5,967	220,242
Micron Technology, Inc.* (Semiconductors)	26,676	202,471
Microsemi Corp.* (Semiconductors)	2,808	55,542
Netlogic Microsystems, Inc.* (Semiconductors)	2,106	104,879
Novellus Systems, Inc.* (Semiconductors)	2,106	99,298
NVIDIA Corp.* (Semiconductors)	18,252	269,582
OmniVision Technologies, Inc.* (Semiconductors)	1,755	23,359
ON Semiconductor Corp.* (Semiconductors)	13,689	119,094
PMC-Sierra, Inc.* (Semiconductors)	7,020	45,630
Rambus, Inc.* (Semiconductors)	3,159	23,029
RF Micro Devices, Inc.* (Telecommunications)	8,424	42,036
SanDisk Corp.* (Computers)	7,371	338,182
Semtech Corp.* (Semiconductors)	2,106	60,021
Silicon Laboratories, Inc.* (Semiconductors)	1,404	61,551
Skyworks Solutions, Inc.* (Semiconductors)	5,616	121,193
Teradyne, Inc.* (Semiconductors)	5,616	91,822
Tessera Technologies, Inc.* (Semiconductors)	1,404	27,799
Texas Instruments, Inc. (Semiconductors)	35,100	1,136,538
TriQuint Semiconductor, Inc.* (Semiconductors)	4,914	29,435
Xilinx, Inc. (Semiconductors)	8,073	289,417
TOTAL COMMON STOCKS (Cost $9,874,264)		11,389,016

Repurchase Agreements(a)(b) (41.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $7,735,028	$7,735,000	$7,735,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,735,000)		7,735,000
TOTAL INVESTMENT SECURITIES (Cost $17,609,264)—101.6%		19,124,016
Net other assets (liabilities)—(1.6)%		(301,393)
NET ASSETS—100.0%		$18,822,623

*                        Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $4,098,000.

(b)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$13,808,892	$(132,600)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	3,016,696	(40,882)
		$(173,482)

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Computers	$338,182	1.8%
Electronics	34,953	0.2%
Semiconductors	10,921,448	58.0%
Telecommunications	94,433	0.5%
Other**	7,433,607	39.5%
Total	$18,822,623	100.0%

**              Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 131

Common Stocks (55.9%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	132	$4,010
Acme Packet, Inc.* (Telecommunications)	132	3,858
Adobe Systems, Inc.* (Software)	1,452	44,939
ADTRAN, Inc. (Telecommunications)	132	4,571
Advanced Micro Devices, Inc.* (Semiconductors)	1,716	11,514
Advent Software, Inc.* (Software)	132	3,465
Akamai Technologies, Inc.* (Internet)	528	17,028
Allscripts Healthcare Solutions, Inc.* (Software)	528	10,095
Altera Corp. (Semiconductors)	924	36,766
Amdocs, Ltd.* (Telecommunications)	528	15,544
Analog Devices, Inc. (Semiconductors)	924	36,156
ANSYS, Inc.* (Software)	264	15,969
AOL, Inc.* (Internet)	264	4,279
Apple Computer, Inc.* (Computers)	2,772	1,265,363
Applied Materials, Inc. (Semiconductors)	3,960	48,629
Ariba, Inc.* (Software)	264	7,207
Arris Group, Inc.* (Telecommunications)	396	4,625
Aruba Networks, Inc.* (Telecommunications)	264	5,856
Aspen Technology, Inc.* (Software)	264	4,755
athenahealth, Inc.* (Software)	132	7,680
Atmel Corp.* (Semiconductors)	1,320	12,817
ATMI, Inc.* (Semiconductors)	132	3,086
Autodesk, Inc.* (Software)	660	23,760
BMC Software, Inc.* (Software)	528	19,135
Brightpoint, Inc.* (Distribution/Wholesale)	264	3,094
Broadcom Corp.—Class A (Semiconductors)	1,452	49,862
Brocade Communications Systems, Inc.* (Computers)	1,452	8,146
CA, Inc. (Software)	1,056	27,224
Cabot Microelectronics Corp.* (Semiconductors)	132	6,655
CACI International, Inc.—Class A* (Computers)	132	7,747
Cadence Design Systems, Inc.* (Computers)	792	8,364
Cavium, Inc.* (Semiconductors)	132	4,243
Cerner Corp.* (Software)	396	24,112
Check Point Software Technologies, Ltd.* (Software)	528	29,721
Ciena Corp.* (Telecommunications)	264	3,841
Cisco Systems, Inc. (Telecommunications)	15,972	313,530
Citrix Systems, Inc.* (Software)	528	34,431
Cognizant Technology Solutions Corp.* (Computers)	924	66,297
CommVault Systems, Inc.* (Software)	132	6,204
Computer Sciences Corp. (Computers)	396	10,229
Compuware Corp.* (Software)	660	5,174
Comtech Telecommunications Corp. (Telecommunications)	132	4,074
Concur Technologies, Inc.* (Software)	132	6,910
Corning, Inc. (Telecommunications)	4,620	59,459
Cree, Inc.* (Semiconductors)	396	10,070
CSG Systems International, Inc.* (Software)	132	2,148
Cymer, Inc.* (Electronics)	132	6,572
Cypress Semiconductor Corp. (Semiconductors)	396	6,809
Dell, Inc.* (Computers)	4,752	81,877
Diebold, Inc. (Computers)	132	4,183
Digital River, Inc.* (Internet)	132	2,113
DST Systems, Inc. (Computers)	132	6,443
EarthLink, Inc. (Internet)	264	1,903
Electronics for Imaging, Inc.* (Computers)	132	2,265
EMC Corp.* (Computers)	6,072	156,415
Emulex Corp.* (Semiconductors)	264	2,756
Equinix, Inc.* (Internet)	132	15,835
F5 Networks, Inc.* (Internet)	264	31,611
Fair Isaac Corp. (Software)	132	4,784
Fairchild Semiconductor International, Inc.* (Semiconductors)	396	5,536
Finisar Corp.* (Telecommunications)	264	5,349
Fortinet, Inc.* (Computers)	396	9,033
Garmin, Ltd. (Electronics)	396	16,513
Gartner Group, Inc.* (Commercial Services)	264	10,008
Google, Inc.—Class A* (Internet)	792	459,447
Harmonic, Inc.* (Telecommunications)	396	2,325
Harris Corp. (Telecommunications)	396	16,236
Hewlett-Packard Co. (Computers)	5,940	166,201
Hittite Microwave Corp.* (Semiconductors)	132	7,263
IAC/InterActiveCorp (Internet)	264	11,371
Informatica Corp.* (Software)	264	11,167
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	396	7,516
Insight Enterprises, Inc.* (Computers)	132	2,437
Integrated Device Technology, Inc.* (Semiconductors)	396	2,511
Intel Corp. (Semiconductors)	15,180	401,056
InterDigital, Inc. (Telecommunications)	132	4,926
International Business Machines Corp. (Computers)	3,564	686,426
International Rectifier Corp.* (Semiconductors)	264	6,019
Intersil Corp.—Class A (Semiconductors)	396	4,459
Intuit, Inc. (Software)	792	44,701
j2 Global, Inc. (Computers)	132	3,559
JDA Software Group, Inc.* (Software)	132	3,890
JDS Uniphase Corp.* (Telecommunications)	660	8,375
Juniper Networks, Inc.* (Telecommunications)	1,584	33,153
KLA -Tencor Corp. (Semiconductors)	528	26,997
Lam Research Corp.* (Semiconductors)	396	16,866
Lexmark International, Inc.—Class A (Computers)	264	9,214
Linear Technology Corp. (Semiconductors)	660	21,991
LSI Logic Corp.* (Semiconductors)	1,716	12,990
Marvell Technology Group, Ltd.* (Semiconductors)	1,584	24,600
Maxim Integrated Products, Inc. (Semiconductors)	924	24,800
MEMC Electronic Materials, Inc.* (Semiconductors)	660	3,016
Mentor Graphics Corp.* (Computers)	264	3,662
Microchip Technology, Inc. (Semiconductors)	528	19,489
Micron Technology, Inc.* (Semiconductors)	2,640	20,038
Micros Systems, Inc.* (Computers)	264	13,123
Microsemi Corp.* (Semiconductors)	264	5,222
Microsoft Corp. (Software)	22,308	658,755
Motorola Mobility Holdings, Inc.* (Telecommunications)	924	35,694
Motorola Solutions, Inc. (Telecommunications)	792	36,757
NCR Corp.* (Computers)	528	9,889
NetApp, Inc.* (Computers)	1,056	39,853
Netlogic Microsystems, Inc.* (Semiconductors)	264	13,147
Novellus Systems, Inc.* (Semiconductors)	264	12,448
Nuance Communications, Inc.* (Software)	660	18,823

See accompanying notes to the financial statements.

132 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks, continued

	Shares	Value
NVIDIA Corp.* (Semiconductors)	1,716	$25,345
OmniVision Technologies, Inc.* (Semiconductors)	132	1,757
ON Semiconductor Corp.* (Semiconductors)	1,320	11,484
Oracle Corp. (Software)	11,616	327,571
Parametric Technology Corp.* (Software)	396	9,967
Pitney Bowes, Inc. (Office/Business Equipment)	528	10,016
Plantronics, Inc. (Telecommunications)	132	4,916
PMC-Sierra, Inc.* (Semiconductors)	660	4,290
Polycom, Inc.* (Telecommunications)	528	10,534
Progress Software Corp.* (Software)	132	3,080
QLIK Technologies, Inc.* (Software)	264	7,445
QLogic Corp.* (Semiconductors)	264	4,573
Qualcomm, Inc. (Telecommunications)	5,016	295,041
Quality Systems, Inc. (Software)	132	5,354
Quest Software, Inc.* (Software)	132	2,686
Rackspace Hosting, Inc.* (Internet)	264	11,460
Rambus, Inc.* (Semiconductors)	264	1,925
Red Hat, Inc.* (Software)	528	24,483
RF Micro Devices, Inc.* (Telecommunications)	792	3,952
Riverbed Technology, Inc.* (Computers)	528	12,640
Rovi Corp.* (Semiconductors)	396	12,708
SAIC, Inc.* (Commercial Services)	1,056	13,580
Salesforce.com, Inc.* (Software)	396	46,253
SanDisk Corp.* (Computers)	660	30,281
Seagate Technology PLC (Computers)	1,188	25,114
Semtech Corp.* (Semiconductors)	132	3,762
Silicon Laboratories, Inc.* (Semiconductors)	132	5,787
Skyworks Solutions, Inc.* (Semiconductors)	528	11,394
Solarwinds, Inc.* (Software)	132	4,173
Solera Holdings, Inc. (Software)	264	12,611
Sonus Networks, Inc.* (Telecommunications)	660	1,703
SuccessFactors, Inc.* (Commercial Services)	264	10,507
Symantec Corp.* (Internet)	2,244	38,574
Synaptics, Inc.* (Computers)	132	5,057
Synopsys, Inc.* (Computers)	396	11,555
Tech Data Corp.* (Electronics)	132	6,853
Tellabs, Inc. (Telecommunications)	1,056	4,013
Teradata Corp.* (Computers)	528	28,280
Teradyne, Inc.* (Semiconductors)	528	8,633
Tessera Technologies, Inc.* (Semiconductors)	132	2,614
Texas Instruments, Inc. (Semiconductors)	3,432	111,128
The Ultimate Software Group, Inc.* (Software)	132	8,803
Tibco Software, Inc.* (Internet)	528	13,765
TriQuint Semiconductor, Inc.* (Semiconductors)	528	3,163
Unisys Corp.* (Computers)	132	2,768
VeriFone Systems, Inc.* (Software)	264	11,273
VeriSign, Inc. (Internet)	528	19,568
ViaSat, Inc.* (Telecommunications)	132	6,275
VMware, Inc.—Class A* (Software)	264	24,095
Websense, Inc.* (Internet)	132	2,495
Western Digital Corp.* (Computers)	660	23,991
Xerox Corp. (Office/Business Equipment)	4,092	31,713
Xilinx, Inc. (Semiconductors)	792	28,393
Yahoo!, Inc.* (Internet)	3,564	55,135
TOTAL COMMON STOCKS (Cost $4,103,015)		6,987,595

Repurchase Agreements(a)(b) (42.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $5,291,019	$5,291,000	$5,291,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,291,000)		5,291,000
TOTAL INVESTMENT SECURITIES (Cost $9,394,015)—98.3%		12,278,595
Net other assets (liabilities)—1.7%		210,624
NET ASSETS—100.0%		$12,489,219

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $2,462,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$6,221,867	$51,255
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	5,520,964	59,186
		$110,441

Technology UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Commercial Services	$34,095	0.3%
Computers	2,700,412	21.6%
Distribution/Wholesale	10,610	0.1%
Electronics	29,938	0.2%
Internet	684,584	5.5%
Office/Business Equipment	41,729	0.3%
Semiconductors	1,094,767	8.8%
Software	1,506,853	12.0%
Telecommunications	884,607	7.1%
Other**	5,501,624	44.1%
Total	$12,489,219	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 133

Common Stocks (48.8%)

	Shares	Value
AboveNet, Inc.* (Internet)	66	$4,386
AT&T, Inc. (Telecommunications)	16,071	472,648
CenturyLink, Inc. (Telecommunications)	1,650	61,099
Cincinnati Bell, Inc.* (Telecommunications)	528	1,822
Crown Castle International Corp.* (Telecommunications)	660	31,997
Frontier Communications Corp. (Telecommunications)	2,706	11,582
Leap Wireless International, Inc.* (Telecommunications)	165	1,412
Leucadia National Corp. (Holding Companies-Diversified)	528	14,657
Level 3 Communications, Inc.* (Telecommunications)	429	7,958
MetroPCS Communications, Inc.* (Telecommunications)	858	7,585
NII Holdings, Inc.—Class B* (Telecommunications)	462	9,291
SBA Communications Corp.—Class A* (Telecommunications)	297	13,579
Sprint Nextel Corp.* (Telecommunications)	8,085	17,140
Telephone & Data Systems, Inc. (Telecommunications)	265	6,960
tw telecom, Inc.* (Telecommunications)	396	7,979
US Cellular Corp.* (Telecommunications)	33	1,514
Verizon Communications, Inc. (Telecommunications)	7,656	288,325
Virgin Media, Inc. (Telecommunications)	825	19,668
Windstream Corp. (Telecommunications)	1,551	18,721
TOTAL COMMON STOCKS (Cost $678,215)		998,323

Repurchase Agreements(a)(b) (32.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $672,002	$672,000	$672,000
TOTAL REPURCHASE AGREEMENTS (Cost $672,000)		672,000
TOTAL INVESTMENT SECURITIES (Cost $1,350,215)—81.7%		1,670,323
Net other assets (liabilities)—18.3%		374,705
NET ASSETS—100.0%		$2,045,028

*                        Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $303,000.

(b)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$1,031,839	$(17,253)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	1,046,482	(14,919)
		$(32,172)

Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Holding Companies-Diversified	$14,657	0.7%
Internet	4,386	0.2%
Telecommunications	979,280	47.9%
Other**	1,046,705	51.2%
Total	$2,045,028	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

134 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Common Stocks (71.1%)

	Shares	Value
AGL Resources, Inc. (Gas)	3,059	$126,979
ALLETE, Inc. (Electric)	798	33,077
Alliant Energy Corp. (Electric)	2,793	118,395
Ameren Corp. (Electric)	6,118	193,574
American Electric Power, Inc. (Electric)	12,369	489,318
American Water Works Co., Inc. (Water)	4,522	152,527
Aqua America, Inc. (Water)	3,591	79,217
Atmos Energy Corp. (Gas)	2,261	73,279
Avista Corp. (Electric)	1,463	37,072
Black Hills Corp. (Electric)	1,064	35,921
California Water Service Group (Water)	1,064	19,631
Calpine Corp.* (Electric)	9,975	145,635
CenterPoint Energy, Inc. (Gas)	10,108	186,695
Cleco Corp. (Electric)	1,596	63,457
CMS Energy Corp. (Electric)	6,517	142,266
Consolidated Edison, Inc. (Electric)	7,448	439,134
Constellation Energy Group, Inc. (Electric)	4,655	169,582
Covanta Holding Corp. (Energy-Alternate Sources)	2,926	41,813
Dominion Resources, Inc. (Electric)	14,630	732,085
DTE Energy Co. (Electric)	4,389	233,539
Duke Energy Corp. (Electric)	34,048	725,563
Edison International (Electric)	7,714	316,583
El Paso Electric Co. (Electric)	1,064	37,027
Entergy Corp. (Electric)	4,522	313,736
Exelon Corp. (Electric)	17,024	677,215
FirstEnergy Corp. (Electric)	10,773	454,836
GenOn Energy, Inc.* (Electric)	19,950	42,494
Great Plains Energy, Inc. (Electric)	3,458	71,304
Hawaiian Electric Industries, Inc. (Electric)	2,527	65,576
IDACORP, Inc. (Electric)	1,330	56,059
Integrys Energy Group, Inc. (Electric)	1,995	103,560
ITC Holdings Corp. (Electric)	1,330	98,034
Laclede Group, Inc. (Gas)	532	22,163
National Fuel Gas Co. (Gas)	1,995	100,309
New Jersey Resources Corp. (Gas)	1,064	50,774
NextEra Energy, Inc. (Electric)	10,906	652,724
NiSource, Inc. (Gas)	7,182	163,247
Northeast Utilities System (Electric)	4,522	157,139
Northwest Natural Gas Co. (Gas)	665	31,621
NorthWestern Corp. (Electric)	931	32,715
NRG Energy, Inc.* (Electric)	6,251	105,517
NSTAR (Electric)	2,660	119,514
NV Energy, Inc. (Electric)	5,985	96,957
ONEOK, Inc. (Pipelines)	2,527	210,145
Pepco Holdings, Inc. (Electric)	5,852	115,050
PG&E Corp. (Electric)	10,374	421,807
Piedmont Natural Gas Co., Inc. (Gas)	1,862	61,297
Pinnacle West Capital Corp. (Electric)	2,793	131,997
PNM Resources, Inc. (Electric)	1,995	35,531
Portland General Electric Co. (Electric)	1,995	49,755
PPL Corp. (Electric)	14,896	413,960
Progress Energy, Inc. (Electric)	7,581	411,876
Public Service Enterprise Group, Inc. (Electric)	13,167	399,487
Questar Corp. (Gas)	4,522	87,184
SCANA Corp. (Electric)	2,926	131,173
Sempra Energy (Gas)	5,719	325,411
South Jersey Industries, Inc. (Gas)	798	43,794
Southern Co. (Electric)	22,078	1,005,874
Southwest Gas Corp. (Gas)	1,197	50,035
Spectra Energy Corp. (Pipelines)	16,625	523,521
TECO Energy, Inc. (Electric)	5,187	93,625
The AES Corp.* (Electric)	19,817	252,865
UGI Corp. (Gas)	2,926	78,739
UIL Holdings Corp. (Electric)	1,330	45,991
Unisource Energy Corp. (Electric)	931	34,689
Vectren Corp. (Gas)	2,128	60,840
Westar Energy, Inc. (Electric)	2,926	83,215
WGL Holdings, Inc. (Gas)	1,330	56,724
Wisconsin Energy Corp. (Electric)	5,985	203,490
Xcel Energy, Inc. (Electric)	12,502	332,553
TOTAL COMMON STOCKS (Cost $11,831,603)		13,668,491

Repurchase Agreements(a)(b) (27.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $5,247,019	$5,247,000	$5,247,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,247,000)		5,247,000
TOTAL INVESTMENT SECURITIES (Cost $17,078,603)—98.4%		18,915,491
Net other assets (liabilities)—1.6%		313,304
NET ASSETS—100.0%		$19,228,795

*                       Non-income producing security

(a)                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $3,557,000.

(b)                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$7,780,287	$(27,367)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	7,234,048	(10,091)
		$(37,458)

Utilities UltraSector ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Electric	$11,122,546	57.9%
Energy-Alternate Sources	41,813	0.2%
Gas	1,519,091	7.9%
Pipelines	733,666	3.8%
Water	251,375	1.3%
Other**	5,560,304	28.9%
Total	$19,228,795	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Short Oil & Gas ProFund :: 135

Repurchase Agreements(a)(b) (89.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $1,465,005	$1,465,000	$1,465,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,465,000)		1,465,000
TOTAL INVESTMENT SECURITIES (Cost $1,465,000)—89.3%		1,465,000
Net other assets (liabilities)—10.7%		175,818
NET ASSETS—100.0%		$1,640,818

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $308,000.

(b)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(983,057)	$11,264
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(662,910)	13,428
		$24,692

See accompanying notes to the financial statements.

136 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Repurchase Agreements(a)(b) (96.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $7,010,025	$7,010,000	$7,010,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,010,000)		7,010,000
TOTAL INVESTMENT SECURITIES (Cost $7,010,000)—96.9%		7,010,000
Net other assets (liabilities)—3.1%		224,689
NET ASSETS—100.0%		$7,234,689

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $1,776,000.

(b)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(3,285,947)	$(206,954)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(3,983,406)	(232,606)
		$(439,560)

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 137

Repurchase Agreements(a)(b) (98.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $3,775,013	$3,775,000	$3,775,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,775,000)		3,775,000
TOTAL INVESTMENT SECURITIES (Cost $3,775,000)—98.6%		3,775,000
Net other assets (liabilities)—1.4%		53,173
NET ASSETS—100.0%		$3,828,173

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $1,235,000.

(b)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(1,177,628)	$(26,475)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(2,645,619)	(59,340)
		$(85,815)

See accompanying notes to the financial statements.

138 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

U.S. Treasury Obligations (44.2%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.13%, 11/15/41	$12,100,000	$12,548,078
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,065,982)		12,548,078

Repurchase Agreements(a)(b) (65.7%)

Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $18,674,067	18,674,000	18,674,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,674,000)		18,674,000
TOTAL INVESTMENT SECURITIES (Cost $30,739,982)—109.9%		31,222,078
Net other assets (liabilities)—(9.9)%		(2,800,228)
NET ASSETS—100.0%		$28,421,850

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $2,200,000.

(b)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.13% due 11/15/41	$11,407,344	$(946,945)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.13% due 11/15/41	11,407,344	458,281
		$(488,664)

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 139

Repurchase Agreements(a)(b) (100.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $39,634,142	$39,634,000	$39,634,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,634,000)		39,634,000
TOTAL INVESTMENT SECURITIES (Cost $39,634,000)—100.6%		39,634,000
Net other assets (liabilities)—(0.6)%		(228,292)
NET ASSETS—100.0%		$39,405,708

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $350,000.

(b)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures Contract expiring 3/22/12 (Underlying notional amount at value $1,852,594)	14	$(42,674)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 10-Year U.S. Treasury Note, 2.00% due 11/15/21	$(37,277,672)	$(586,438)
Swap Agreement with Credit Suisse Capital LLC, based on the 10-Year U.S. Treasury Note, 2.00% due 11/15/21	(611,109)	(5,160)
		$(591,598)

See accompanying notes to the financial statements.

140 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

Repurchase Agreements(a)(b) (98.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $159,308,569	$159,308,000	$159,308,000
TOTAL REPURCHASE AGREEMENTS (Cost $159,308,000)		159,308,000
TOTAL INVESTMENT SECURITIES (Cost $159,308,000)—98.4%		159,308,000
Net other assets (liabilities)—1.6%		2,561,410
NET ASSETS—100.0%		$161,869,410

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $9,540,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.13% due 11/15/41	$(107,021,625)	$(3,808,801)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.13% due 11/15/41	(93,851,328)	(1,419,462)
		$(5,228,263)

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 141

Repurchase Agreements(a)(b) (101.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $131,828,471	$131,828,000	$131,828,000
TOTAL REPURCHASE AGREEMENTS (Cost $131,828,000)		131,828,000
TOTAL INVESTMENT SECURITIES (Cost $131,828,000)—101.5%		131,828,000
Net other assets (liabilities)—(1.5)%		(1,986,264)
NET ASSETS—100.0%		$129,841,736

(a)  A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2012, the aggregate amount held in a segregated account was $11,870,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Dollar Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $3,971,250)	50	$(78,352)

See accompanying notes to the financial statements.

142 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

At January 31, 2012, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	2/3/12	6,251,325	$9,595,096	$9,849,337	$(254,241)
Canadian Dollar vs. U.S. Dollar	2/3/12	7,850,144	7,689,134	7,830,842	(141,708)
Euro vs. U.S. Dollar	2/3/12	36,215,345	45,915,263	47,366,449	(1,451,186)
Japanese Yen vs. U.S. Dollar	2/3/12	689,155,905	8,948,217	9,044,344	(96,127)
Swedish Krona vs. U.S. Dollar	2/3/12	25,044,343	3,601,585	3,682,386	(80,801)
Swiss Franc vs. U.S. Dollar	2/3/12	2,989,942	3,130,010	3,249,372	(119,362)
Total Short Contracts			$78,879,305	$81,022,730	$(2,143,425)
Long:
British Pound Sterling vs. U.S. Dollar	2/3/12	1,995,436	$3,109,349	$3,143,929	$34,580
Canadian Dollar vs. U.S. Dollar	2/3/12	2,571,391	2,543,626	2,565,069	21,443
Euro vs. U.S. Dollar	2/3/12	11,855,066	15,385,325	15,505,372	120,047
Japanese Yen vs. U.S. Dollar	2/3/12	264,251,127	3,408,944	3,467,979	59,035
Swedish Krona vs. U.S. Dollar	2/3/12	7,386,113	1,088,138	1,086,014	(2,124)
Swiss Franc vs. U.S. Dollar	2/3/12	919,163	986,080	998,917	12,837
Total Long Contracts			$26,521,462	$26,767,280	$245,818

At January 31, 2012, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	2/3/12	6,137,854	$9,421,729	$9,670,557	$(248,828)
Canadian Dollar vs. U.S. Dollar	2/3/12	7,153,480	7,007,678	7,135,890	(128,212)
Euro vs. U.S. Dollar	2/3/12	36,510,396	46,288,975	47,752,349	(1,463,374)
Japanese Yen vs. U.S. Dollar	2/3/12	992,016,588	12,880,238	13,019,027	(138,789)
Swedish Krona vs. U.S. Dollar	2/3/12	21,700,936	3,120,738	3,190,789	(70,051)
Swiss Franc vs. U.S. Dollar	2/3/12	2,531,003	2,649,111	2,750,612	(101,501)
Total Short Contracts			$81,368,469	$83,519,224	$(2,150,755)
Long:
British Pound Sterling vs. U.S. Dollar	2/3/12	852,364	$1,329,778	$1,342,951	$13,173
Canadian Dollar vs. U.S. Dollar	2/3/12	950,928	945,828	948,590	2,762
Euro vs. U.S. Dollar	2/3/12	5,908,686	7,716,197	7,728,035	11,838
Japanese Yen vs. U.S. Dollar	2/3/12	102,184,329	1,324,701	1,341,047	16,346
Swedish Krona vs. U.S. Dollar	2/3/12	3,656,251	540,626	537,596	(3,030)
Swiss Franc vs. U.S. Dollar	2/3/12	460,059	497,715	499,977	2,262
Total Long Contracts			$12,354,845	$12,398,196	$43,351

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 143

Repurchase Agreements(a)(b) (94.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $7,666,027	$7,666,000	$7,666,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,666,000)		7,666,000
TOTAL INVESTMENT SECURITIES (Cost $7,666,000)—94.8%		7,666,000
Net other assets (liabilities)—5.2%		424,200
NET ASSETS—100.0%		$8,090,200

(a)  A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2012, the aggregate amount held in a segregated account was $343,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

144 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2012 (unaudited)

At January 31, 2012, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Net Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	2/3/12	278,939	$428,705	$439,484	$10,779
Canadian Dollar vs. U.S. Dollar	2/3/12	454,306	445,331	453,188	7,857
Euro vs. U.S. Dollar	2/3/12	1,813,288	2,303,870	2,371,619	67,749
Japanese Yen vs. U.S. Dollar	2/3/12	31,376,384	407,607	411,778	4,171
Swedish Krona vs. U.S. Dollar	2/3/12	1,671,905	240,679	245,828	5,149
Swiss Franc vs. U.S. Dollar	2/3/12	121,683	127,731	132,241	4,510
Total Long Contracts			$3,953,923	$4,054,138	$100,215

At January 31, 2012, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Net Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	2/3/12	24,838	$38,043	$39,134	$(1,091)
Canadian Dollar vs. U.S. Dollar	2/3/12	38,020	37,267	37,926	(659)
Euro vs. U.S. Dollar	2/3/12	126,092	160,180	164,916	(4,736)
Japanese Yen vs. U.S. Dollar	2/3/12	4,677,826	60,825	61,391	(566)
Swedish Krona vs. U.S. Dollar	2/3/12	100,320	14,421	14,751	(330)
Swiss Franc vs. U.S. Dollar	2/3/12	10,367	10,864	11,267	(403)
Total Short Contracts			$321,600	$329,385	$(7,785)
Long:
British Pound Sterling vs. U.S. Dollar	2/3/12	356,914	$550,527	$562,340	$11,813
Canadian Dollar vs. U.S. Dollar	2/3/12	321,710	316,917	320,919	4,002
Euro vs. U.S. Dollar	2/3/12	1,875,449	2,396,208	2,452,921	56,713
Japanese Yen vs. U.S. Dollar	2/3/12	57,125,124	740,920	749,699	8,779
Swedish Krona vs. U.S. Dollar	2/3/12	739,131	107,462	108,678	1,216
Swiss Franc vs. U.S. Dollar	2/3/12	156,668	165,210	170,261	5,051
Total Long Contracts			$4,277,244	$4,364,818	$87,574

See accompanying notes to the financial statements.

Statements of Assets and Liabilities

146 :: Statements of Assets and Liabilities :: January 31, 2012 (unaudited)

	Bull	Mid-Cap	Small-Cap	NASDAQ-100
	ProFund	ProFund	ProFund	ProFund
ASSETS:
Total Investment Securities, at cost	$71,094,452	$18,313,884	$19,845,066	$24,994,231
Securities, at value	13,148,938	7,442,538	5,192,356	18,243,103
Repurchase agreements, at value	65,758,000	13,335,000	16,015,000	16,549,000
Total Investment Securities, at value	78,906,938	20,777,538	21,207,356	34,792,103
Cash	1,165	2,295	17,474	132
Segregated cash balances with brokers	955,740	228,571	226,050	500,500
Segregated cash balances with custodian	—	—	98	—
Dividends and interest receivable	13,675	3,702	2,036	9,939
Receivable for investments sold	—	—	4,433	—
Receivable for capital shares issued	2,864,126	250,142	3,757,885	8,371,746
Receivable from Advisor	—	—	—	—
Unrealized gain on swap agreements	—	—	—	27,759
Variation margin on futures contracts	—	—	—	5,720
Prepaid expenses	36,453	16,884	19,101	18,244
TOTAL ASSETS	82,778,097	21,279,132	25,234,433	43,726,143
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	267,579	10,487	2,182,602	1,430,520
Unrealized loss on swap agreements	172,707	59,633	88,063	—
Variation margin on futures contracts	10,200	5,040	1,320	—
Advisory fees payable	43,196	10,808	5,352	21,406
Management services fees payable	8,639	2,162	1,071	4,587
Administration fees payable	2,532	660	590	1,346
Distribution and services fees payable—Service Class	13,077	1,339	2,610	3,472
Trustee fees payable	3	2	1	3
Transfer agency fees payable	19,878	3,463	5,373	11,176
Fund accounting fees payable	5,699	1,485	1,327	3,030
Compliance services fees payable	309	126	68	231
Service fees payable	1,493	562	361	952
Other accrued expenses	82,678	41,520	31,851	67,231
TOTAL LIABILITIES	627,990	137,287	2,320,589	1,543,954
NET ASSETS	$82,150,107	$21,141,845	$22,913,844	$42,182,189
NET ASSETS CONSIST OF:
Capital	$123,715,666	$20,784,183	$46,571,054	$34,670,843
Accumulated net investment income (loss)	(94,881)	(157,365)	(176,085)	(155,129)
Accumulated net realized gains (losses) on investments	(49,261,861)	(2,022,323)	(24,895,562)	(2,577,451)
Net unrealized appreciation (depreciation) on investments	7,791,183	2,537,350	1,414,437	10,243,926
NET ASSETS	$82,150,107	$21,141,845	$22,913,844	$42,182,189
NET ASSETS:
Investor Class	$62,986,191	$18,443,448	$13,602,821	$34,456,974
Service Class	19,163,916	2,698,397	9,311,023	7,725,215
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,061,059	380,832	306,231	421,180
Service Class	361,647	61,136	233,092	106,058
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$59.36	$48.43	$44.42	$81.81
Service Class	52.99	44.14	39.95	72.84

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Statements of Assets and Liabilities :: 147

Large-Cap Value	Large-Cap Growth	Mid-Cap Value	Mid-Cap Growth	Small-Cap Value	Small-Cap Growth
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

$37,352,554	$38,433,336	$14,465,578	$8,017,138	$36,246,501	$10,562,241
40,885,460	44,397,565	16,295,838	11,121,512	40,723,872	14,245,420
—	59,000	—	1,000	23,000	—
40,885,460	44,456,565	16,295,838	11,122,512	40,746,872	14,245,420
—	474	—	635	57	182,715
—	—	—	—	—	—
—	—	—	—	—	—
46,975	30,464	7,150	4,309	17,211	3,689
—	—	—	—	—	—
769,551	819,851	382,658	45,874	283,871	13,158
—	—	—	600	—	—
—	—	—	—	—	—
—	—	—	—	—	—
14,917	16,421	14,805	18,858	14,519	17,170
41,716,903	45,323,775	16,700,451	11,192,788	41,062,530	14,462,152

130,909	—	13,259	—	—	—
511,219	740,022	—	—	—	41,662
196,185	101,574	116,347	1,800	83,246	4,475
—	—	—	—	—	—
—	—	—	—	—	—
21,369	23,357	1,606	—	18,365	2,463
4,274	4,672	321	—	3,673	493
1,356	1,479	380	396	1,215	610
3,074	2,523	1,998	2,999	7,608	3,868
2	2	1	1	1	1
4,987	5,354	2,630	3,504	6,423	4,748
3,053	3,330	855	891	2,736	1,373
114	153	47	71	87	93
819	816	269	258	669	406
37,657	40,275	6,591	24,412	28,995	22,991
915,018	923,557	144,304	34,332	153,018	83,183
$40,801,885	$44,400,218	$16,556,147	$11,158,456	$40,909,512	$14,378,969

$39,553,184	$46,735,328	$18,454,509	$26,206,532	$70,728,753	$17,911,634
64,432	435	(109,341)	(61,383)	(76,271)	(69,070)
(2,348,637)	(8,358,774)	(3,619,281)	(18,092,067)	(34,243,341)	(7,146,774)
3,532,906	6,023,229	1,830,260	3,105,374	4,500,371	3,683,179
$40,801,885	$44,400,218	$16,556,147	$11,158,456	$40,909,512	$14,378,969

$36,635,744	$41,687,835	$12,626,299	$6,316,314	$28,238,716	$9,767,901
4,166,141	2,712,383	3,929,848	4,842,142	12,670,796	4,611,068

962,064	988,639	283,905	139,314	621,321	211,834
116,435	70,417	97,291	119,096	307,138	110,965

$38.08	$42.17	$44.47	$45.34	$45.45	$46.11
35.78	38.52	40.39	40.66	41.25	41.55

See accompanying notes to the financial statements.

148 :: Statements of Assets and Liabilities :: January 31, 2012 (unaudited)

	Europe 30		UltraBull	UltraMid-Cap	UltraSmall-Cap
	ProFund		ProFund	ProFund	ProFund
ASSETS:
Total Investment Securities, at cost	$4,513,460		$69,140,057	$30,322,925	$32,238,150
Securities, at value	5,116,384		26,297,847	24,516,585	15,912,054
Repurchase agreements, at value	26,000		55,627,000	14,509,000	20,053,000
Total Investment Securities, at value	5,142,384		81,924,847	39,025,585	35,965,054
Cash	96,059		2,183	843	52,648
Segregated cash balances with brokers	4,440		955,349	386,100	965,850
Segregated cash balances with custodian	—		—	53	279
Dividends and interest receivable	8,839		27,079	12,089	6,135
Receivable for investments sold	159,865		—	—	13,585
Receivable for capital shares issued	109,536		7,390,835	1,681,640	5,399,384
Receivable from Advisor	1,260		—	—	—
Unrealized gain on swap agreements	—		—	—	—
Variation margin on futures contracts	—		—	—	—
Prepaid expenses	19,475		22,458	24,544	37,490
TOTAL ASSETS	5,541,858		90,322,751	41,130,854	42,440,425
LIABILITIES:
Payable for investments purchased	95,328		—	—	—
Payable for capital shares redeemed	274,367		3,127,929	909,945	3,274,101
Unrealized loss on swap agreements	—		204,247	278,324	269,628
Variation margin on futures contracts	50		8,052	7,700	5,640
Advisory fees payable	—		36,622	22,900	23,079
Management services fees payable	—		7,324	4,580	4,616
Administration fees payable	139		2,151	1,346	1,356
Distribution and services fees payable—Service Class	405		4,584	3,517	1,778
Trustee fees payable	—	(a)	3	2	3
Transfer agency fees payable	1,160		13,429	10,315	14,410
Fund accounting fees payable	313		4,842	3,029	3,053
Compliance services fees payable	16		296	227	260
Service fees payable	85		1,347	943	1,056
Other accrued expenses	15,590		87,717	75,442	75,654
TOTAL LIABILITIES	387,453		3,498,543	1,318,270	3,674,634
NET ASSETS	$5,154,405		$86,824,208	$39,812,584	$38,765,791
NET ASSETS CONSIST OF:
Capital	$16,331,213		$179,154,162	$58,014,066	$82,600,223
Accumulated net investment income (loss)	395,847		(85,006)	(200,462)	(375,591)
Accumulated net realized gains (losses) on investments	(12,205,464)		(105,004,852)	(26,757,202)	(47,576,468)
Net unrealized appreciation (depreciation) on investments	632,809		12,759,904	8,756,182	4,117,627
NET ASSETS	$5,154,405		$86,824,208	$39,812,584	$38,765,791
NET ASSETS:
Investor Class	$4,588,436		$81,371,520	$36,556,329	$36,693,379
Service Class	565,969		5,452,688	3,256,255	2,072,412
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	349,828		1,950,016	913,487	2,034,085
Service Class	41,752		146,300	89,995	128,687
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$13.12		$41.73	$40.02	$18.04
Service Class	13.56		37.27	36.18	16.10

(a)  Amount is less than $0.50.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Statements of Assets and Liabilities :: 149

UltraDow 30	UltraNASDAQ-100	UltraInternational	UltraEmerging Markets	UltraLatin America	UltraChina
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

$27,904,828	$76,978,119	$32,552,000	$61,245,990	$19,961,713	$12,276,823
7,269,279	79,053,446	—	48,762,714	19,266,918	10,698,529
24,156,000	41,485,000	32,552,000	19,721,000	6,947,000	4,335,000
31,425,279	120,538,446	32,552,000	68,483,714	26,213,918	15,033,529
746	544	564	645	347	3,935
357,520	1,690,500	—	—	—	—
—	826	—	—	—	—
9,254	42,961	116	105,148	174,555	10,608
—	—	—	—	—	—
2,655,414	1,782,046	149,710	1,889,407	1,642,583	1,581,721
—	—	—	—	—	—
—	349,047	—	—	—	—
—	19,320	—	—	—	—
47,199	60,841	9,724	13,425	17,995	21,066
34,495,412	124,484,531	32,712,114	70,492,339	28,049,398	16,650,859

—	—	—	920,162	1,226,224	854,384
2,079,512	2,583,792	371,564	508,741	345,668	524,499
124,056	—	519,811	600,947	152,868	375,587
7,790	—	—	—	—	—
20,240	76,305	18,926	39,320	14,298	5,138
4,048	15,261	3,785	7,864	2,860	1,028
1,277	4,490	1,111	2,317	842	466
3,650	4,562	998	3,392	1,774	474
2	8	2	4	1	1
4,871	34,109	3,942	12,000	6,286	3,157
2,874	10,106	2,502	5,216	1,896	1,049
134	749	106	278	132	78
777	3,082	716	1,512	544	307
25,834	193,262	70,507	127,468	62,929	30,084
2,275,065	2,925,726	993,970	2,229,221	1,816,322	1,796,252
$32,220,347	$121,558,805	$31,718,144	$68,263,118	$26,233,076	$14,854,607

$49,633,580	$416,017,797	$61,309,839	$318,657,183	$37,501,323	$19,604,693
(84,147)	(157,773)	(138,659)	(109,658)	(20,575)	(33,204)
(20,909,098)	(339,623,436)	(28,933,225)	(256,921,184)	(17,347,009)	(7,098,001)
3,580,012	45,322,217	(519,811)	6,636,777	6,099,337	2,381,119
$32,220,347	$121,558,805	$31,718,144	$68,263,118	$26,233,076	$14,854,607

$29,252,448	$115,893,339	$30,491,139	$63,878,971	$23,791,197	$13,987,324
2,967,899	5,665,466	1,227,005	4,384,147	2,441,879	867,283

912,385	3,715,330	2,920,450	4,612,772	2,148,829	1,652,506
98,906	205,883	122,136	321,565	222,515	106,423

$32.06	$31.19	$10.44	$13.85	$11.07	$8.46
30.01	27.52	10.05	13.63	10.97	8.15

See accompanying notes to the financial statements.

150 :: Statements of Assets and Liabilities :: January 31, 2012 (unaudited)

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$8,756,000	$44,298,000	$6,848,000	$2,543,000
Repurchase agreements, at value	8,756,000	44,298,000	6,848,000	2,543,000
Total Investment Securities, at value	8,756,000	44,298,000	6,848,000	2,543,000
Cash	621	815	82	584
Segregated cash balances with brokers	2,277,131	619,780	130,149	28,000
Segregated cash balances with custodian	—	—	958	—
Interest receivable	31	158	24	9
Receivable for capital shares issued	21,975	157,046	9,912	755,433
Receivable from Advisor	—	—	1,894	—
Unrealized gain on swap agreements	—	89,898	42,057	—
Variation margin on futures contracts	141,598	6,650	1,017	—
Prepaid expenses	19,486	28,356	30,887	11,283
TOTAL ASSETS	11,216,842	45,200,703	7,064,980	3,338,309
LIABILITIES:
Payable for capital shares redeemed	139,511	1,787,890	920,901	150,742
Unrealized loss on swap agreements	608	—	—	7,322
Variation margin on futures contracts	—	—	—	320
Advisory fees payable	4,105	30,678	—	2,087
Management services fees payable	684	6,136	—	417
Administration fees payable	393	1,956	353	319
Distribution and services fees payable—Service Class	244	3,737	1,723	1,266
Trustee fees payable	1	4	1	— (a)
Transfer agency fees payable	2,451	8,368	2,302	2,426
Fund accounting fees payable	884	4,404	795	719
Compliance services fees payable	66	503	103	53
Service fees payable	263	1,457	221	179
Other accrued expenses	24,805	118,658	18,307	17,805
TOTAL LIABILITIES	174,015	1,963,791	944,706	183,655
NET ASSETS	$11,042,827	$43,236,912	$6,120,274	$3,154,654
NET ASSETS CONSIST OF:
Capital	$126,589,153	$116,056,933	$72,512,263	$38,141,838
Accumulated net investment income (loss)	(83,177)	(79,057)	(66,662)	(5,921)
Accumulated net realized gains (losses) on investments	(115,897,140)	(72,410,977)	(66,329,631)	(34,950,510)
Net unrealized appreciation (depreciation) on investments	433,991	(329,987)	4,304	(30,753)
NET ASSETS	$11,042,827	$43,236,912	$6,120,274	$3,154,654
NET ASSETS:
Investor Class	$10,751,069	$37,264,547	$6,018,344	$3,077,618
Service Class	291,758	5,972,365	101,930	77,036
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,783,446	2,125,949	769,574	400,321
Service Class	52,662	341,668	12,609	10,332
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$6.03	$17.53	$7.82	$7.69
Service Class	5.54	17.48	8.08	7.46

(a)  Amount is les than $0.50.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Statements of Assets and Liabilities :: 151

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$31,014,000	$4,266,000	$19,072,000	$10,074,000	$17,288,000	$14,402,000
31,014,000	4,266,000	19,072,000	10,074,000	17,288,000	14,402,000
31,014,000	4,266,000	19,072,000	10,074,000	17,288,000	14,402,000
218	707	123	304	654	937
474,525	65,250	363,050	83,410	332,500	—
—	—	322	—	278	—
111	15	68	36	62	51
1,080,031	256,797	914,277	123,590	1,136,719	193,013
—	—	—	—	—	—
167,699	45,840	240,632	39,199	—	203,311
4,750	1,953	2,120	1,805	—	—
21,969	20,030	40,940	40,566	21,850	8,282
32,763,303	4,656,592	20,633,532	10,362,910	18,780,063	14,807,594

5,718,216	2,070,156	5,447,035	4,726,964	2,415,275	121,521
—	—	—	—	87,162	—
—	—	—	—	3,800	—
23,540	1,672	7,885	4,952	10,469	8,305
4,708	335	1,577	990	2,094	1,661
1,375	252	739	411	746	536
553	127	1,127	505	477	712
3	— (a)	1	1	1	1
11,687	1,919	5,860	4,720	6,617	2,794
3,095	567	1,663	925	1,680	1,207
373	34	132	97	140	120
1,029	131	489	375	517	384
88,586	8,476	41,794	13,626	53,184	31,237
5,853,165	2,083,669	5,508,302	4,753,566	2,582,162	168,478
$26,910,138	$2,572,923	$15,125,230	$5,609,344	$16,197,901	$14,639,116

$230,440,417	$24,285,993	$135,371,129	$20,177,784	$280,703,530	$70,854,979
(86,197)	(20,542)	(81,185)	(60,023)	(29,294)	(69,887)
(203,596,791)	(21,717,904)	(120,153,180)	(14,525,541)	(264,110,931)	(56,349,287)
152,709	25,376	(11,534)	17,124	(365,404)	203,311
$26,910,138	$2,572,923	$15,125,230	$5,609,344	$16,197,901	$14,639,116

$26,210,603	$2,437,321	$13,787,720	$5,039,496	$15,785,292	$13,839,756
699,535	135,602	1,337,510	569,848	412,609	799,360

5,364,636	952,918	1,482,032	859,620	1,478,213	1,914,600
146,066	54,976	141,760	101,081	37,397	113,098

$4.89	$2.56	$9.30	$5.86	$10.68	$7.23
4.79	2.47	9.44	5.64	11.03	7.07

See accompanying notes to the financial statements.

152 :: Statements of Assets and Liabilities :: January 31, 2012 (unaudited)

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$6,451,000	$4,357,000	$3,528,000	$1,333,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	6,451,000	4,357,000	3,528,000	1,333,000
Total Investment Securities, at value	6,451,000	4,357,000	3,528,000	1,333,000
Cash	314	526	847	727
Segregated cash balances with brokers	—	—	—	381,817
Segregated cash balances with custodian	—	236	—	—
Dividends and interest receivable	23	16	13	5
Receivable for capital shares issued	38,833	91,010	172,522	31,610
Receivable from Advisor	1,531	329	—	1,810
Unrealized gain on swap agreements	80,631	46,624	174,109	71
Prepaid expenses	8,716	15,576	20,198	18,951
TOTAL ASSETS	6,581,048	4,511,317	3,895,689	1,767,991
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	1,655,541	479,185	370,408	4,512
Unrealized loss on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	22,545
Advisory fees payable	—	—	149	—
Management services fees payable	—	—	30	—
Administration fees payable	216	161	151	81
Distribution and services fees payable—Service Class	223	100	174	63
Trustee fees payable	— (a)	— (a)	— (a)	— (a)
Transfer agency fees payable	1,629	929	1,166	490
Fund accounting fees payable	487	363	339	183
Compliance services fees payable	48	27	24	17
Service fees payable	151	94	90	60
Other accrued expenses	5,276	11,259	12,726	11,063
TOTAL LIABILITIES	1,663,571	492,118	385,257	39,014
NET ASSETS	$4,917,477	$4,019,199	$3,510,432	$1,728,977
NET ASSETS CONSIST OF:
Capital	$103,326,839	$24,357,701	$11,919,069	$6,271,631
Accumulated net investment income (loss)	(29,833)	(16,345)	(15,935)	(10,461)
Accumulated net realized gains (losses) on investments	(98,460,160)	(20,368,781)	(8,566,811)	(4,490,596)
Net unrealized appreciation (depreciation) on investments	80,631	46,624	174,109	(41,597)
NET ASSETS	$4,917,477	$4,019,199	$3,510,432	$1,728,977
NET ASSETS:
Investor Class	$4,677,684	$3,888,379	$3,328,542	$1,686,050
Service Class	239,793	130,820	181,890	42,927
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	434,441	289,663	669,101	71,302
Service Class	22,612	10,149	37,852	1,857
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$10.77	$13.42	$4.97	$23.65
Service Class	10.60	12.89	4.81	23.12

(a)  Amount is less than $0.50.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Statements of Assets and Liabilities :: 153

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$13,103,787	$12,440,015	$11,538,428	$4,687,460	$5,915,782	$5,696,949
9,411,834	12,459,713	8,136,815	3,013,488	3,769,788	5,239,383
7,043,000	7,615,000	7,081,000	2,081,000	3,021,000	2,536,000
16,454,834	20,074,713	15,217,815	5,094,488	6,790,788	7,775,383
943	302	884	480	59	488
—	—	—	—	—	—
—	—	—	—	—	375
5,041	14,205	25	4,793	1,334	4,646
—	—	—	—	—	—
287,344	3,178,430	481,532	14,410	73,215	14,544
—	297,865	363,583	—	14,970	—
14,970	13,602	16,690	17,488	17,247	14,831
16,763,132	23,579,117	16,080,529	5,131,659	6,897,613	7,810,267

—	—	542,519	—	—	—
23,861	51,230	122,797	658,983	1,830	66,325
303,690	—	—	19,452	—	37,948
—	—	—	—	—	—
7,089	11,239	3,690	840	1,054	2,242
1,418	2,248	738	168	211	448
594	744	420	186	215	332
715	1,687	1,099	970	1,127	475
1	1	— (a)	— (a)	— (a)	1
3,703	4,004	1,982	1,555	1,331	1,734
1,337	1,675	945	419	484	748
82	125	43	23	21	52
365	507	224	117	125	229
26,964	39,015	14,867	7,923	9,772	14,752
369,819	112,475	689,324	690,636	16,170	125,286
$16,393,313	$23,466,642	$15,391,205	$4,441,023	$6,881,443	$7,684,981

$30,105,666	$65,254,127	$30,134,703	$6,283,639	$7,374,571	$26,356,007
(6,150)	(27,198)	(43,056)	(3,227)	(9,030)	(67,734)
(16,753,560)	(49,692,850)	(18,743,412)	(2,226,965)	(1,374,074)	(20,643,778)
3,047,357	7,932,563	4,042,970	387,576	889,976	2,040,486
$16,393,313	$23,466,642	$15,391,205	$4,441,023	$6,881,443	$7,684,981

$15,581,154	$21,743,640	$12,848,979	$3,571,963	$5,354,184	$7,096,777
812,159	1,723,002	2,542,226	869,060	1,527,259	588,204

3,385,060	491,294	180,408	82,406	162,340	1,071,708
178,336	40,618	39,932	20,810	49,356	96,839

$4.60	$44.26	$71.22	$43.35	$32.98	$6.62
4.55	42.42	63.66	41.76	30.94	6.07

See accompanying notes to the financial statements.

154 :: Statements of Assets and Liabilities :: January 31, 2012 (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$10,510,117	$6,486,218	$11,137,483	$1,419,956
Securities, at value	7,347,777	4,119,790	11,720,578	853,339
Repurchase agreements, at value	4,436,000	3,502,000	4,506,000	742,000
Total Investment Securities, at value	11,783,777	7,621,790	16,226,578	1,595,339
Cash	861	265	33	819
Segregated cash balances with custodian	479	—	—	19
Dividends and interest receivable	4,702	2,531	1,064	3
Receivable for capital shares issued	376,067	1,019,788	52,530	793
Receivable from Advisor	—	3,079	—	2,209
Unrealized gain on swap agreements	57,441	30,125	142,855	8,857
Prepaid expenses	12,202	18,645	16,116	10,523
TOTAL ASSETS	12,235,529	8,696,223	16,439,176	1,618,562
LIABILITIES:
Payable for investments purchased	—	392,408	—	—
Payable for capital shares redeemed	39,759	31,939	117,616	397
Unrealized loss on swap agreements	—	—	—	6,780
Advisory fees payable	2,907	—	9,273	—
Management services fees payable	582	—	1,854	—
Administration fees payable	364	246	604	62
Distribution and services fees payable—Service Class	1,483	598	842	107
Trustee fees payable	— (a)	— (a)	1	— (a)
Transfer agency fees payable	1,967	1,255	3,116	526
Fund accounting fees payable	819	554	1,359	140
Compliance services fees payable	35	30	117	12
Service fees payable	196	149	416	41
Other accrued expenses	11,873	19,696	34,333	8,512
TOTAL LIABILITIES	59,985	446,875	169,531	16,577
NET ASSETS	$12,175,544	$8,249,348	$16,269,645	$1,601,985
NET ASSETS CONSIST OF:
Capital	$18,719,677	$15,067,298	$13,703,133	$15,476,437
Accumulated net investment income (loss)	(13,655)	(7,907)	(133,402)	(26,844)
Accumulated net realized gains (losses) on investments	(7,861,579)	(7,975,740)	(2,532,036)	(14,025,068)
Net unrealized appreciation (depreciation) on investments	1,331,101	1,165,697	5,231,950	177,460
NET ASSETS	$12,175,544	$8,249,348	$16,269,645	$1,601,985
NET ASSETS:
Investor Class	$10,511,366	$6,778,841	$15,248,329	$1,475,378
Service Class	1,664,178	1,470,507	1,021,316	126,607
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	618,772	185,819	135,006	69,453
Service Class	107,188	42,567	10,184	6,708
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$16.99	$36.48	$112.95	$21.24
Service Class	15.53	34.55	100.29	18.87

(a)  Amount is less than $0.50.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Statements of Assets and Liabilities :: 155

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$35,117,092	$11,904,170	$17,561,261	$43,070,000	$21,506,543	$17,609,264
36,508,728	12,965,476	11,524,334	—	19,504,892	11,389,016
19,584,000	4,565,000	6,718,000	43,070,000	8,209,000	7,735,000
56,092,728	17,530,476	18,242,334	43,070,000	27,713,892	19,124,016
474	63	199	753	934	337
—	—	—	—	—	83
2,721	1,813	17,961	154	17,831	5,995
163,215	3,214,378	581,095	1,008,301	6,163,780	33,705
—	—	—	—	—	—
—	137,053	—	3,188,989	519,353	—
15,315	11,173	12,938	25,059	13,111	12,379
56,274,453	20,894,956	18,854,527	47,293,256	34,428,901	19,176,515

—	—	—	—	—	—
606,418	52,901	29,240	1,236,178	1,417,303	159,950
905,656	—	103,266	—	—	173,482
33,195	9,931	10,132	28,101	13,664	1,592
6,639	1,986	2,027	5,620	2,733	319
1,945	675	723	1,653	999	265
3,523	880	1,614	6,072	1,761	205
3	1	1	3	2	— (a)
10,489	4,085	2,753	15,720	4,187	1,209
4,378	1,521	1,627	3,720	2,249	596
331	147	61	324	136	31
1,306	479	412	1,147	644	157
92,985	38,809	18,303	73,451	38,874	16,086
1,666,868	111,415	170,159	1,371,989	1,482,552	353,892
$54,607,585	$20,783,541	$18,684,368	$45,921,267	$32,946,349	$18,822,623

$61,487,273	$47,848,428	$22,732,365	$109,219,927	$54,020,762	$48,639,028
(134,176)	(54,603)	36,274	(241,131)	(32,481)	(18,515)
(26,815,492)	(32,773,643)	(4,662,078)	(66,246,518)	(27,768,634)	(31,139,160)
20,069,980	5,763,359	577,807	3,188,989	6,726,702	1,341,270
$54,607,585	$20,783,541	$18,684,368	$45,921,267	$32,946,349	$18,822,623

$50,617,669	$19,724,019	$18,198,912	$37,180,655	$29,607,616	$18,087,943
3,989,916	1,059,522	485,456	8,740,612	3,338,733	734,680

1,273,150	972,538	1,755,537	952,924	1,213,034	1,162,853
112,487	55,140	49,410	239,773	137,287	52,313

$39.76	$20.28	$10.37	$39.02	$24.41	$15.55
35.47	19.22	9.83	36.45	24.32	14.04

See accompanying notes to the financial statements.

156 :: Statements of Assets and Liabilities :: January 31, 2012 (unaudited)

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
ASSETS:
Total Investment Securities, at cost	$9,394,015	$1,350,215	$17,078,603	$1,465,000
Securities, at value	6,987,595	998,323	13,668,491	—
Repurchase agreements, at value	5,291,000	672,000	5,247,000	1,465,000
Total Investment Securities, at value	12,278,595	1,670,323	18,915,491	1,465,000
Cash	791	2	660	661
Segregated cash balances with brokers	—	—	—	—
Segregated cash balances with custodian	141	596	92	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	1,347	14,865	5,344	5
Receivable for investments sold	—	362,970	—	—
Receivable for capital shares issued	289,986	45,515	858,722	179,410
Receivable for closed forward currency contracts	—	—	—	—
Receivable from Advisor	—	1,929	—	885
Unrealized gain on swap agreements	110,441	—	—	24,692
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	14,365	14,225	13,630	13,524
TOTAL ASSETS	12,695,666	2,110,425	19,793,939	1,684,177
LIABILITIES:
Payable for capital shares redeemed	181,428	24,505	474,679	27,715
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	—	32,172	37,458	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	3,399	—	11,502	—
Management services fees payable	680	—	2,300	—
Administration fees payable	389	76	837	57
Distribution and services fees payable—Service Class	1,232	189	1,294	13
Trustee fees payable	1	— (a)	1	— (a)
Transfer agency fees payable	2,542	537	4,249	312
Fund accounting fees payable	876	172	1,884	128
Compliance services fees payable	54	17	127	19
Service fees payable	259	57	554	49
Other accrued expenses	15,587	7,672	30,259	15,066
TOTAL LIABILITIES	206,447	65,397	565,144	43,359
NET ASSETS	$12,489,219	$2,045,028	$19,228,795	$1,640,818
NET ASSETS CONSIST OF:
Capital	$20,018,346	$4,915,276	$34,942,805	$20,745,239
Accumulated net investment income (loss)	(36,722)	(66,379)	(71,814)	(8,539)
Accumulated net realized gains (losses) on investments	(10,487,426)	(3,091,805)	(17,441,626)	(19,120,574)
Net unrealized appreciation (depreciation) on investments	2,995,021	287,936	1,799,430	24,692
NET ASSETS	$12,489,219	$2,045,028	$19,228,795	$1,640,818
NET ASSETS:
Investor Class	$9,918,405	$1,832,671	$18,273,829	$1,612,259
Service Class	2,570,814	212,357	954,966	28,559
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	297,275	138,299	860,745	190,728
Service Class	84,743	16,550	47,015	3,331
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$33.36	$13.25	$21.23	$8.45
Service Class	30.34	12.83	20.31	8.57

(a)  Amount is less than $0.50.

See accompanying notes to the financial statements.

January 31, 2012 (unaudited) :: Statements of Assets and Liabilities :: 157

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$7,010,000	$3,775,000	$30,739,982	$39,634,000	$159,308,000	$131,828,000
—	—	12,548,078	—	—	—
7,010,000	3,775,000	18,674,000	39,634,000	159,308,000	131,828,000
7,010,000	3,775,000	31,222,078	39,634,000	159,308,000	131,828,000
797	651	926	942	354	154
—	—	—	25,445	—	118,600
—	—	—	—	—	—
—	—	—	—	—	321,043
25	13	81,094	142	569	471
—	—	—	—	—	—
833,366	265,902	448,587	447,182	9,215,005	223,917
—	—	—	—	—	2,135,324
—	413	—	—	—	—
—	—	458,281	—	—	—
—	—	—	—	—	7,250
19,133	13,508	23,545	23,498	25,369	27,606
7,863,321	4,055,487	32,234,511	40,131,209	168,549,297	134,662,365

164,981	125,161	2,722,042	16,061	1,131,017	202,365
—	—	—	—	—	4,326,054
439,560	85,815	946,945	591,598	5,228,263	—
—	—	—	5,031	—	—
1,209	—	23,091	24,558	71,681	98,866
242	—	6,928	4,912	14,336	19,774
260	146	2,024	1,437	4,193	5,785
342	77	4,979	1,199	4,538	5,146
— (a)	— (a)	3	2	7	11
2,028	864	14,709	6,328	20,889	21,084
585	330	4,557	3,235	9,438	13,022
57	37	338	251	868	801
174	105	1,361	941	2,858	4,033
19,194	14,779	85,684	69,948	191,799	123,688
628,632	227,314	3,812,661	725,501	6,679,887	4,820,629
$7,234,689	$3,828,173	$28,421,850	$39,405,708	$161,869,410	$129,841,736

$27,939,815	$62,726,643	$30,123,158	$62,573,694	$434,809,817	$133,705,443
(33,391)	(18,932)	(13,825)	(180,753)	(619,833)	(574,195)
(20,232,175)	(58,793,723)	(1,680,915)	(22,352,961)	(267,092,311)	793,851
(439,560)	(85,815)	(6,568)	(634,272)	(5,228,263)	(4,083,363)
$7,234,689	$3,828,173	$28,421,850	$39,405,708	$161,869,410	$129,841,736

$7,074,640	$3,740,427	$21,817,321	$38,084,836	$155,318,602	$126,389,527
160,049	87,746	6,604,529	1,320,872	6,550,808	3,452,209

1,256,748	579,888	453,697	2,090,556	19,810,148	4,908,188
26,831	14,134	139,628	72,084	873,367	139,715

$5.63	$6.45	$48.09	$18.22	$7.84	$25.75
5.97	6.21	47.30	18.32	7.50	24.71

See accompanying notes to the financial statements.

158 :: Statements of Assets and Liabilities :: January 31, 2012 (unaudited)

Falling
U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$7,666,000
Repurchase agreements, at value	7,666,000
Total Investment Securities, at value	7,666,000
Cash	725
Segregated cash balances with custodian	901
Unrealized appreciation on forward currency contracts	190,745
Interest receivable	27
Receivable for capital shares issued	248,971
Receivable from Advisor	240
Prepaid expenses	18,569
TOTAL ASSETS	8,126,178
LIABILITIES:
Payable for capital shares redeemed	2,349
Unrealized depreciation on forward currency contracts	10,741
Administration fees payable	263
Distribution and services fees payable—Service Class	193
Trustee fees payable	1
Transfer agency fees payable	1,407
Fund accounting fees payable	593
Compliance services fees payable	65
Service fees payable	189
Other accrued expenses	20,177
TOTAL LIABILITIES	35,978
NET ASSETS	$8,090,200
NET ASSETS CONSIST OF:
Capital	$9,158,152
Accumulated net investment income (loss)	(36,402)
Accumulated net realized gains (losses) on investments	(1,211,554)
Net unrealized appreciation (depreciation) on investments	180,004
NET ASSETS	$8,090,200
NET ASSETS:
Investor Class	$7,829,756
Service Class	260,444
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	336,871
Service Class	11,238
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$23.24
Service Class	23.18

See accompanying notes to the financial statements.

Statements of Operations

160 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012
INVESTMENT INCOME:
Dividends	$139,517	$47,627	$35,150	$93,913
Interest	4,086	1,321	808	2,456
TOTAL INVESTMENT INCOME	143,603	48,948	35,958	96,369
EXPENSES:
Advisory fees	190,709	79,604	48,223	143,276
Management services fees	38,142	15,921	9,645	30,702
Administration fees	12,413	4,942	3,124	9,835
Distribution and services fees—Service Class	38,651	7,757	8,914	25,444
Transfer agency fees	54,574	11,911	14,670	38,052
Administrative services fees	62,128	41,116	17,166	57,232
Registration and filing fees	26,871	16,713	18,966	19,165
Custody fees	4,786	3,646	5,109	3,946
Fund accounting fees	28,003	11,524	9,992	21,106
Trustee fees	602	262	172	533
Compliance services fees	429	157	107	321
Service fees	3,996	1,591	1,006	3,165
Other fees	39,329	13,937	13,461	37,684
Total Gross Expenses before reductions	500,633	209,081	150,555	390,461
Less Expenses reduced by the Advisor	—	(3,162)	(30,407)	—
TOTAL NET EXPENSES	500,633	205,919	120,148	390,461
NET INVESTMENT INCOME (LOSS)	(357,030)	(156,971)	(84,190)	(294,092)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	86,153	170,607	228,243	124,180
Net realized gains (losses) on futures contracts	(542,858)	(1,317,929)	(53,876)	105,286
Net realized gains (losses) on swap agreements	(581,914)	(1,762,191)	589,222	(1,634,966)
Change in net unrealized appreciation/depreciation on investments	265,424	(517,282)	(491,724)	1,063,181
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(773,195)	(3,426,795)	271,865	(342,319)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,130,225)	$(3,583,766)	$187,675	$(636,411)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 161

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012

$253,065	$250,880	$65,243	$20,419	$84,338	$42,874
2	8	2	3	3	3
253,067	250,888	65,245	20,422	84,341	42,877

76,850	103,902	31,712	44,451	52,569	56,956
15,370	20,781	6,343	8,890	10,514	11,391
4,283	6,106	1,878	2,994	2,775	3,636
11,726	15,272	6,862	14,527	14,185	15,963
9,572	14,235	7,134	13,260	9,612	13,516
32,616	41,448	14,780	25,754	20,785	28,100
15,247	15,628	15,013	18,526	15,102	17,601
16,042	17,412	7,583	11,163	20,968	19,199
10,231	13,967	4,579	6,837	7,199	8,561
181	287	97	172	119	199
126	204	65	94	92	142
1,389	1,969	604	959	899	1,166
17,268	20,170	8,023	10,324	11,285	13,455
210,901	271,381	104,673	157,951	166,104	189,885
(21,907)	(16,440)	(24,660)	(40,891)	(30,659)	(42,544)
188,994	254,941	80,013	117,060	135,445	147,341
64,073	(4,053)	(14,768)	(96,638)	(51,104)	(104,464)

(1,681,682)	(2,816,326)	562,557	(2,436,208)	(694,540)	611,165
—	—	—	—	—	—
—	—	—	—	—	—
2,166,134	1,818,210	(1,582,693)	(1,194,764)	2,577,790	(1,743,424)
484,452	(998,116)	(1,020,136)	(3,630,972)	1,883,250	(1,132,259)
$548,525	$(1,002,169)	$(1,034,904)	$(3,727,610)	$1,832,146	$(1,236,723)

See accompanying notes to the financial statements.

162 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012
INVESTMENT INCOME:
Dividends	$64,987	$289,833	$143,964	$102,155
Interest	5	3,533	1,579	2,322
Foreign tax withholding	(6,270)	—	—	—
TOTAL INVESTMENT INCOME	58,722	293,366	145,543	104,477
EXPENSES:
Advisory fees	10,329	191,545	137,320	146,408
Management services fees	2,066	38,309	27,464	29,282
Administration fees	1,334	12,546	9,487	8,891
Distribution and services fees—Service Class	1,717	22,783	17,729	11,024
Transfer agency fees	5,834	37,931	33,100	38,982
Administrative services fees	8,630	83,567	69,890	51,976
Registration and filing fees	21,457	19,842	19,972	25,379
Custody fees	2,949	4,125	5,368	4,572
Fund accounting fees	2,835	27,872	21,065	21,981
Trustee fees	71	663	519	468
Compliance services fees	53	442	338	312
Service fees	428	4,033	3,043	2,856
Other fees	6,405	40,309	28,167	37,695
Total Gross Expenses before reductions	64,108	483,967	373,462	379,826
Less Expenses reduced by the Advisor	(37,311)	—	—	(3,770)
TOTAL NET EXPENSES	26,797	483,967	373,462	376,056
NET INVESTMENT INCOME (LOSS)	31,925	(190,601)	(227,919)	(271,579)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(185,757)	1,027,084	775,646	137,699
Net realized gains (losses) on futures contracts	(5,222)	(1,085,703)	(1,582,667)	(703,358)
Net realized gains (losses) on swap agreements	—	(5,283,658)	(11,299,225)	(4,912,431)
Change in net unrealized appreciation/depreciation on investments	(588,481)	287,612	(769,048)	332,063
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(779,460)	(5,054,665)	(12,875,294)	(5,146,027)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(747,535)	$(5,245,266)	$(13,103,213)	$(5,417,606)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 163

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012

$95,157	$406,981	$—	$452,747	$318,098	$121,544
1,854	4,118	2,320	1,540	717	432
—	—	—	(49,698)	(28,742)	(10,813)
97,011	411,099	2,320	404,589	290,073	111,163

81,533	443,517	70,544	175,676	79,891	47,207
16,307	88,704	14,109	35,135	15,978	9,441
3,759	26,507	5,570	14,207	5,956	3,084
13,355	24,588	3,727	17,582	8,916	2,642
11,660	97,107	11,471	41,245	22,852	10,397
28,467	179,613	38,920	71,918	35,080	20,147
30,566	35,954	18,623	21,176	17,272	16,328
2,489	6,697	3,540	7,328	4,802	7,096
8,038	56,188	11,725	30,228	12,606	6,585
173	1,422	254	677	338	174
128	920	183	488	210	106
1,213	8,513	1,801	4,585	1,911	989
15,895	98,091	20,742	50,915	18,133	11,644
213,583	1,067,821	201,209	471,160	223,945	135,840
(10,862)	—	—	—	—	(24,307)
202,721	1,067,821	201,209	471,160	223,945	111,533
(105,710)	(656,722)	(198,889)	(66,571)	66,128	(370)

—	603,619	—	(923,843)	2,693,847	(289,284)
37,481	218,914	—	—	—	—
(532,690)	(2,132,719)	(6,804,523)	(3,340,739)	(2,657,004)	(4,600,532)
763,597	4,244,161	(415,010)	(1,210,673)	(3,744,669)	(2,635,656)
268,388	2,933,975	(7,219,533)	(5,475,255)	(3,707,826)	(7,525,472)
$162,678	$2,277,253	$(7,418,422)	$(5,541,826)	$(3,641,698)	$(7,525,842)

See accompanying notes to the financial statements.

164 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012
INVESTMENT INCOME:
Interest	$831	$5,951	$1,377	$836
EXPENSES:
Advisory fees	49,350	263,998	59,473	31,918
Management services fees	8,225	52,800	11,895	6,384
Administration fees	2,555	16,202	2,960	1,957
Distribution and services fees—Service Class	1,139	25,691	20,515	5,059
Transfer agency fees	8,292	34,360	10,814	8,278
Administrative services fees	19,135	131,521	20,481	12,629
Registration and filing fees	15,169	23,390	30,259	16,416
Custody fees	1,902	4,819	3,443	2,643
Fund accounting fees	5,365	34,189	6,235	4,100
Trustee fees	145	936	195	113
Compliance services fees	83	594	100	67
Service fees	820	5,175	944	626
Other fees	9,259	45,293	13,291	8,952
Total Gross Expenses before reductions	121,439	638,968	180,605	99,142
Less Expenses reduced by the Advisor	(25,439)	(3,571)	(22,791)	(20,459)
TOTAL NET EXPENSES	96,000	635,397	157,814	78,683
NET INVESTMENT INCOME (LOSS)	(95,169)	(629,446)	(156,437)	(77,847)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(2,614,635)	(1,029,157)	(59,595)	(85,162)
Net realized gains (losses) on swap agreements	(382,179)	(5,753,041)	(655,100)	(1,209,818)
Change in net unrealized appreciation/depreciation on investments	(517,589)	(743,080)	(23,726)	11,053
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,514,403)	(7,525,278)	(738,421)	(1,283,927)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,609,572)	$(8,154,724)	$(894,858)	$(1,361,774)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 165

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012

$4,778	$596	$1,920	$917	$2,110	$1,655

204,291	22,652	75,800	46,095	80,534	67,013
40,858	4,530	15,160	9,219	16,107	13,403
13,929	1,258	4,607	2,197	5,330	4,357
13,545	4,672	11,162	4,836	4,688	7,088
51,867	6,013	23,072	8,974	24,146	11,557
74,216	7,489	20,173	11,652	29,827	25,326
19,032	15,518	36,750	26,401	23,353	14,842
4,526	2,976	4,327	2,590	4,251	3,584
29,253	2,666	9,727	4,659	11,227	9,184
857	77	266	114	301	243
506	41	159	85	189	171
4,450	403	1,476	705	1,709	1,395
38,079	5,636	20,631	9,938	21,210	15,280
495,409	73,931	223,310	127,465	222,872	173,443
—	(17,010)	(37,302)	(16,304)	(6,869)	(5,627)
495,409	56,921	186,008	111,161	216,003	167,816
(490,631)	(56,325)	(184,088)	(110,244)	(213,893)	(166,161)

(470,872)	(35,573)	(771,935)	(45,137)	(125,328)	—
(7,333,929)	(874,766)	(3,248,083)	(2,404,072)	(4,636,592)	1,284,852
(801,622)	(73,534)	(116,876)	(277,477)	(329,994)	146,852
(8,606,423)	(983,873)	(4,136,894)	(2,726,686)	(5,091,914)	1,431,704
$(9,097,054)	$(1,040,198)	$(4,320,982)	$(2,836,930)	$(5,305,807)	$1,265,543

See accompanying notes to the financial statements.

166 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	729	435	382	157
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	729	435	382	157
EXPENSES:
Advisory fees	29,624	16,851	14,968	10,625
Management services fees	5,925	3,370	2,994	1,771
Administration fees	1,625	1,014	890	555
Distribution and services fees—Service Class	3,706	1,293	1,755	652
Transfer agency fees	6,283	3,492	3,670	1,658
Administrative services fees	10,521	9,007	7,234	5,385
Registration and filing fees	15,659	15,673	15,746	14,668
Custody fees	2,635	2,846	2,640	1,757
Fund accounting fees	3,416	2,144	1,880	1,165
Trustee fees	95	58	49	30
Compliance services fees	54	34	32	19
Service fees	521	325	285	178
Printing fees	4,520	2,509	764	3,126
Other fees	6,259	3,102	2,427	1,699
Total Gross Expenses before reductions	90,843	61,718	55,334	43,288
Less Expenses reduced by the Advisor	(18,727)	(21,555)	(19,053)	(22,212)
TOTAL NET EXPENSES	72,116	40,163	36,281	21,076
NET INVESTMENT INCOME (LOSS)	(71,387)	(39,728)	(35,899)	(20,919)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(19,670)
Net realized gains (losses) on swap agreements	(1,582,552)	(868,527)	(899,223)	34,240
Change in net unrealized appreciation/depreciation on investments	34,054	49,937	196,827	(125,072)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,548,498)	(818,590)	(702,396)	(110,502)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,619,885)	$(858,318)	$(738,295)	$(131,421)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 167

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012

$91,510	$148,983	$13,213	$29,108	$19,120	$51,037
483	596	346	125	155	293
—	(7,618)	—	—	—	—
91,993	141,961	13,559	29,233	19,275	51,330

53,472	73,265	29,525	13,290	13,242	30,655
10,695	14,653	5,905	2,658	2,648	6,131
3,337	4,515	1,669	795	757	1,804
3,094	8,919	3,826	2,679	3,473	2,799
11,962	11,979	4,985	3,539	2,766	4,667
22,810	35,276	13,442	5,129	5,937	13,812
15,055	15,211	16,376	13,458	13,227	14,473
4,093	3,142	2,473	2,898	3,354	3,543
7,266	9,638	3,587	2,066	2,191	4,540
183	250	88	37	37	92
110	151	63	29	27	62
1,073	1,448	536	256	244	580
5,090	5,565	3,048	2,771	2,580	3,692
9,076	12,593	4,661	2,453	2,436	5,293
147,316	196,605	90,184	52,058	52,919	92,143
(20,879)	(9,520)	(18,252)	(18,724)	(18,901)	(18,634)
126,437	187,085	71,932	33,334	34,018	73,509
(34,444)	(45,124)	(58,373)	(4,101)	(14,743)	(22,179)

(1,113,148)	3,019,782	(96,443)	(38,011)	(65,707)	(131,847)
—	—	—	—	—	—
(27,395)	(3,380,617)	(64,743)	10,414	40,921	(328,220)
402,360	(3,312,763)	1,130,141	150,430	224,841	298,943
(738,183)	(3,673,598)	968,955	122,833	200,055	(161,124)
$(772,627)	$(3,718,722)	$910,582	$118,732	$185,312	$(183,303)

See accompanying notes to the financial statements.

168 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012
INVESTMENT INCOME:
Dividends	$49,434	$35,459	$34,612	$3,108
Interest	313	226	629	68
TOTAL INVESTMENT INCOME	49,747	35,685	35,241	3,176
EXPENSES:
Advisory fees	24,358	19,415	70,848	8,055
Management services fees	4,872	3,883	14,170	1,611
Administration fees	1,424	1,572	4,343	529
Distribution and services fees—Service Class	4,274	2,620	5,965	679
Transfer agency fees	4,724	4,624	11,269	2,340
Administrative services fees	11,030	23,611	32,769	4,245
Registration and filing fees	15,070	14,251	15,569	13,502
Custody fees	3,396	4,755	3,181	2,724
Fund accounting fees	3,329	3,936	9,208	1,142
Trustee fees	75	83	250	34
Compliance services fees	56	51	153	20
Service fees	458	505	1,391	170
Printing fees	2,471	3,531	3,683	1,967
Other fees	4,568	6,464	13,214	1,840
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	80,105	89,301	186,013	38,858
Less Expenses reduced by the Advisor	(19,645)	(41,897)	(10,930)	(19,599)
TOTAL NET EXPENSES	60,460	47,404	175,083	19,259
NET INVESTMENT INCOME (LOSS)	(10,713)	(11,719)	(139,842)	(16,083)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(407,311)	(299,185)	374,394	101,134
Net realized gains (losses) on swap agreements	(844,100)	(754,921)	(4,089,475)	(275,820)
Change in net unrealized appreciation/depreciation on investments	668,692	587,450	(708,877)	(112,973)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(582,719)	(466,656)	(4,423,958)	(287,659)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(593,432)	$(478,375)	$(4,563,800)	$(303,742)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 169

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012

$354,102	$104,317	$76,528	$—	$111,964	$42,384
1,708	700	405	4,767	696	195
355,810	105,017	76,933	4,767	112,660	42,579

204,479	85,540	32,164	184,411	84,502	19,816
40,896	17,108	6,433	36,882	16,900	3,963
13,434	5,507	1,724	11,499	5,015	1,259
20,199	6,658	3,669	41,972	8,286	1,287
36,849	15,886	3,994	52,692	11,899	3,096
109,329	44,604	14,857	56,577	41,031	11,279
19,529	18,239	14,506	23,294	15,590	15,049
5,619	3,302	3,270	3,989	3,738	2,552
28,440	11,605	3,743	24,150	10,805	2,760
755	319	61	635	268	65
444	185	68	402	177	41
4,308	1,762	558	3,684	1,612	405
10,537	4,664	4,809	8,184	5,215	2,024
39,939	16,453	4,618	33,030	15,221	4,286
—	281	—	—	—	—
534,757	232,113	94,474	481,401	220,259	67,882
—	(10,614)	(16,614)	—	(17,056)	(20,884)
534,757	221,499	77,860	481,401	203,203	46,998
(178,947)	(116,482)	(927)	(476,634)	(90,543)	(4,419)

(460,041)	(1,806,068)	(255,435)	—	(937,176)	146,879
(10,626,965)	(9,090,931)	225,263	(14,522,847)	(2,234,499)	(422,125)
(3,135,798)	(3,786,580)	332,957	9,218,045	1,792,947	(135,746)
(14,222,804)	(14,683,579)	302,785	(5,304,802)	(1,378,728)	(410,992)
$(14,401,751)	$(14,800,061)	$301,858	$(5,781,436)	$(1,469,271)	$(415,411)

See accompanying notes to the financial statements.

170 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012
INVESTMENT INCOME:
Dividends	$35,898	$39,715	$186,149	$—
Interest	373	91	710	228
TOTAL INVESTMENT INCOME	36,271	39,806	186,859	228
EXPENSES:
Advisory fees	36,147	9,447	65,361	11,183
Management services fees	7,229	1,889	13,072	2,237
Administration fees	2,101	585	3,795	908
Distribution and services fees—Service Class	5,486	1,314	6,300	650
Transfer agency fees	6,992	1,937	10,246	2,008
Administrative services fees	11,097	5,176	29,063	9,277
Registration and filing fees	13,588	13,415	15,412	14,184
Custody fees	3,565	2,815	3,856	3,241
Fund accounting fees	4,882	1,287	8,253	1,910
Trustee fees	111	34	165	58
Compliance services fees	67	24	147	34
Service fees	677	187	1,219	290
Printing fees	3,762	2,292	6,638	1,811
Other fees	6,043	2,059	9,791	2,388
Total Gross Expenses before reductions	101,747	42,461	173,318	50,179
Less Expenses reduced by the Advisor	(12,123)	(19,357)	(16,252)	(23,734)
TOTAL NET EXPENSES	89,624	23,104	157,066	26,445
NET INVESTMENT INCOME (LOSS)	(53,353)	16,702	29,793	(26,217)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	376,420	6,277	(640,494)	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(908,347)	(121,994)	(903,464)	(275,161)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	267,787	(61,272)	827,404	(46,786)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(264,140)	(176,989)	(716,554)	(321,947)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(317,493)	$(160,287)	$(686,761)	$(348,164)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 171

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012	Six Months Ended January 31, 2012

$—	$—	$—	$—	$—	$—
850	491	306,218	3,981	14,664	10,790
850	491	306,218	3,981	14,664	10,790

34,084	23,960	120,690	158,535	517,339	438,283
6,817	4,792	36,207	31,707	103,468	87,657
2,132	1,474	11,888	10,015	33,402	22,129
2,180	747	39,265	11,593	35,891	24,261
7,731	3,845	41,815	23,165	80,255	43,044
14,983	12,120	51,932	85,527	242,851	178,491
15,466	14,053	27,629	18,324	26,063	19,834
2,899	2,896	3,757	3,340	5,454	5,091
4,485	3,116	24,992	21,065	69,884	47,200
122	99	632	595	1,956	1,018
79	49	429	331	1,170	812
682	471	3,810	3,211	10,687	7,135
3,581	2,544	11,458	6,603	14,302	23,283
6,035	4,420	25,589	20,734	72,448	56,112
101,276	74,586	400,093	394,745	1,215,170	954,350
(20,476)	(18,569)	—	—	—	—
80,800	56,017	400,093	394,745	1,215,170	954,350
(79,950)	(55,526)	(93,875)	(390,764)	(1,200,506)	(943,560)

—	—	2,210,282	—	—	—
—	—	—	(107,734)	—	(69,875)
333,235	(1,000,160)	9,613,415	(6,573,130)	(74,329,422)	—
—	—	—	—	—	5,732,883
(1,004,684)	(208,194)	(1,862,363)	1,188,746	8,396,193	(2,071,654)
(671,449)	(1,208,354)	9,961,334	(5,492,118)	(65,933,229)	3,591,354
$(751,399)	$(1,263,880)	$9,867,459	$(5,882,882)	$(67,133,735)	$2,647,794

See accompanying notes to the financial statements.

172 :: Statements of Operations :: For the Periods Indicated (unaudited)

Falling U.S. Dollar ProFund
Six Months Ended January 31, 2012
INVESTMENT INCOME:
Interest	$947
TOTAL INVESTMENT INCOME	947
EXPENSES:
Advisory fees	40,035
Management services fees	8,007
Administration fees	2,769
Distribution and services fees—Service Class	1,910
Transfer agency fees	7,291
Administrative services fees	17,539
Registration and filing fees	13,886
Custody fees	2,836
Fund accounting fees	5,807
Trustee fees	174
Compliance services fees	95
Service fees	1,286
Licensing fees	5,886
Other fees	8,758
Total Gross Expenses before reductions	116,279
Less Expenses reduced by the Advisor	(12,684)
TOTAL NET EXPENSES	103,595
NET INVESTMENT INCOME (LOSS)	(102,648)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(24,382)
Net realized gains (losses) on forward currency contracts	(922,677)
Change in net unrealized appreciation/depreciation on investments	(5,896)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(952,955)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,055,603)

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

174 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Mid-Cap ProFund
	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(357,030)	$(511,614)	$(156,971)	$(501,165)
Net realized gains (losses) on investments	(1,038,619)	6,072,593	(2,909,513)	5,741,321
Change in net unrealized appreciation/depreciation on investments	265,424	(256,198)	(517,282)	1,571,672
Change in net assets resulting from operations	(1,130,225)	5,304,781	(3,583,766)	6,811,828
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	39,276,568	(12,102,055)	(9,791,742)	7,524,527
Change in net assets	38,146,343	(6,797,274)	(13,375,508)	14,336,355
NET ASSETS:
Beginning of period	44,003,764	50,801,038	34,517,353	20,180,998
End of period	$82,150,107	$44,003,764	$21,141,845	$34,517,353
Accumulated net investment income (loss)	$(94,881)	$(340,744)	$(157,365)	$(487,296)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$318,728,858	$693,958,844	$81,450,220	$127,488,234
Dividends reinvested	—	—	—	—
Value of shares redeemed	(294,210,689)	(703,582,298)	(88,028,786)	(124,520,625)
Service Class
Proceeds from shares issued	54,009,161	93,535,944	5,299,938	37,177,291
Dividends reinvested	—	—	—	—
Value of shares redeemed	(39,250,762)	(96,014,545)	(8,513,114)	(32,620,373)
Change in net assets resulting from capital transactions	$39,276,568	$(12,102,055)	$(9,791,742)	$7,524,527
SHARE TRANSACTIONS:
Investor Class
Issued	5,772,233	12,330,445	1,790,219	2,685,446
Reinvested	—	—	—	—
Redeemed	(5,384,191)	(12,549,139)	(1,983,908)	(2,590,351)
Service Class
Issued	1,075,138	1,859,109	134,851	902,977
Reinvested	—	—	—	—
Redeemed	(802,459)	(1,908,312)	(216,079)	(791,931)
Change in shares	660,721	(267,897)	(274,917)	206,141

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 175

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund
Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011

$(84,190)	$(374,598)	$(294,092)	$(684,273)	$64,073	$96,772
763,589	3,714,642	(1,405,500)	9,890,929	(1,681,682)	2,268,222
(491,724)	939,603	1,063,181	1,078,621	2,166,134	(216,901)
187,675	4,279,647	(636,411)	10,285,277	548,525	2,148,093

—	—	—	(1,264,317)	—	—
—	—	—	(222,743)	—	—
—	—	—	(1,487,060)	—	—
8,777,142	(14,262,121)	(6,594,715)	(6,453,751)	23,053,417	798,998
8,964,817	(9,982,474)	(7,231,126)	2,344,466	23,601,942	2,947,091

13,949,027	23,931,501	49,413,315	47,068,849	17,199,943	14,252,852
$22,913,844	$13,949,027	$42,182,189	$49,413,315	$40,801,885	$17,199,943
$(176,085)	$(421,486)	$(155,129)	$(518,256)	$64,432	$72,110

$74,772,914	$197,500,766	$394,915,067	$834,443,838	$101,876,131	$125,306,850
—	—	—	1,206,208	—	—
(74,135,939)	(211,767,563)	(404,055,371)	(841,104,152)	(79,517,734)	(126,417,745)

47,654,603	223,225,375	60,687,206	127,997,578	4,813,685	12,159,852
—	—	—	216,683	—	—
(39,514,436)	(223,220,699)	(58,141,617)	(129,213,906)	(4,118,665)	(10,249,959)
$8,777,142	$(14,262,121)	$(6,594,715)	$(6,453,751)	$23,053,417	$798,998

1,831,906	4,655,587	5,229,319	11,213,768	2,844,949	3,376,497
—	—	—	16,074	—	—
(1,816,689)	(4,986,225)	(5,374,776)	(11,314,143)	(2,255,677)	(3,400,099)

1,293,348	5,809,140	901,802	1,954,041	143,490	340,757
—	—	—	3,208	—	—
(1,085,776)	(5,823,983)	(863,957)	(1,974,053)	(120,078)	(284,449)
222,789	(345,481)	(107,612)	(101,105)	612,684	32,706

See accompanying notes to the financial statements.

176 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,053)	$(37,157)	$(14,768)	$(28,250)
Net realized gains (losses) on investments	(2,816,326)	541,730	562,557	1,029,200
Change in net unrealized appreciation/depreciation on investments	1,818,210	1,604,745	(1,582,693)	1,159,857
Change in net assets resulting from operations	(1,002,169)	2,109,318	(1,034,904)	2,160,807
Change in net assets resulting from capital transactions	9,066,622	25,662,805	(901,497)	941,010
Change in net assets	8,064,453	27,772,123	(1,936,401)	3,101,817
NET ASSETS:
Beginning of period	36,335,765	8,563,642	18,492,548	15,390,731
End of period	$44,400,218	$36,335,765	$16,556,147	$18,492,548
Accumulated net investment income (loss)	$435	$(24,673)	$(109,341)	$(130,244)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$80,663,732	$102,955,320	$39,590,770	$142,957,250
Value of shares redeemed	(70,591,246)	(77,437,644)	(41,684,951)	(143,501,057)
Service Class
Proceeds from shares issued	6,935,444	6,812,154	7,464,692	12,768,401
Value of shares redeemed	(7,941,308)	(6,667,025)	(6,272,008)	(11,283,584)
Change in net assets resulting from capital transactions	$9,066,622	$25,662,805	$(901,497)	$941,010
SHARE TRANSACTIONS:
Investor Class
Issued	2,019,025	2,623,336	949,589	3,272,625
Redeemed	(1,811,993)	(1,998,262)	(1,019,053)	(3,298,978)
Service Class
Issued	189,248	188,026	195,280	309,617
Redeemed	(221,227)	(187,356)	(169,142)	(270,723)
Change in shares	175,053	625,744	(43,326)	12,541

(a)	Amount includes $20,263 and $1,212 for the Investor Class and Service Class, respectively, related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.
(b)	Amount includes $23,535 and $3,533 for the Investor Class and Service Class, respectively, related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 177

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011

$(96,638)	$(361,831)	$(51,104)	$(101,381)	$(104,464)	$(252,201)
(2,436,208)	2,204,401	(694,540)	2,208,076	611,165	1,123,609
(1,194,764)	1,634,061	2,577,790	(242,991)	(1,743,424)	3,752,656
(3,727,610)	3,476,631	1,832,146	1,863,704	(1,236,723)	4,624,064
(17,489,651)	15,962,575	30,229,584	(144,521)	(11,213,732)	(11,310,270)
(21,217,261)	19,439,206	32,061,730	1,719,183	(12,450,455)	(6,686,206)

32,375,717	12,936,511	8,847,782	7,128,599	26,829,424	33,515,630
$11,158,456	$32,375,717	$40,909,512	$8,847,782	$14,378,969	$26,829,424
$(61,383)	$(296,866)	$(76,271)	$(120,317)	$(69,070)	$(208,999)

$42,019,780	$132,910,129	$83,600,265	$122,259,718 (a)	$44,535,516	$151,202,000 (b)
(57,603,095)	(116,527,963)	(62,837,441)	(124,443,363)	(53,562,570)	(165,732,931)

7,689,529	23,746,866	19,597,392	15,899,153 (a)	5,060,316	23,861,685 (b)
(9,595,865)	(24,166,457)	(10,130,632)	(13,860,029)	(7,246,994)	(20,641,024)
$(17,489,651)	$15,962,575	$30,229,584	$(144,521)	$(11,213,732)	$(11,310,270)

980,257	2,978,338	2,064,967	2,997,877	1,042,575	3,494,757
(1,377,944)	(2,632,570)	(1,583,718)	(3,030,505)	(1,261,724)	(3,917,176)

193,031	587,288	506,874	410,693	128,254	589,569
(252,125)	(595,370)	(268,886)	(362,366)	(188,725)	(505,623)
(456,781)	337,686	719,237	15,699	(279,620)	(338,473)

See accompanying notes to the financial statements.

178 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		UltraBull ProFund
	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$31,925	$474,519	$(190,601)	$(663,580)
Net realized gains (losses) on investments	(190,979)	(4,690,969)	(5,342,277)	23,447,023
Change in net unrealized appreciation/depreciation on investments	(588,481)	98,141	287,612	4,450,868
Change in net assets resulting from operations	(747,535)	(4,118,309)	(5,245,266)	27,234,311
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(123,054)	—	—	—
Change in net assets resulting from distributions	(123,054)	—	—	—
Change in net assets resulting from capital transactions	(1,656,173)	(920,280)	(16,074,676)	(20,702,872)
Change in net assets	(2,526,762)	(5,038,589)	(21,319,942)	6,531,439
NET ASSETS:
Beginning of period	7,681,167	12,719,756	108,144,150	101,612,711
End of period	$5,154,405	$7,681,167	$86,824,208	$108,144,150
Accumulated net investment income (loss)	$395,847	$486,976	$(85,006)	$(462,221)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$61,072,920	$256,786,627	$776,633,630	$3,407,962,592
Dividends reinvested	122,591	—	—	—
Value of shares redeemed	(63,258,329)	(256,637,102)	(792,279,290)	(3,427,865,439)
Service Class
Proceeds from shares issued	2,823,647	15,919,002	19,929,425	103,751,406
Value of shares redeemed	(2,417,002)	(16,988,807)	(20,358,441)	(104,551,431)
Change in net assets resulting from capital transactions	$(1,656,173)	$(920,280)	$(16,074,676)	$(20,702,872)
SHARE TRANSACTIONS:
Investor Class
Issued	4,864,554	18,178,404	20,936,554	86,420,316
Reinvested	10,259	—	—	—
Redeemed	(5,032,123)	(18,548,320)	(21,414,520)	(87,122,444)
Service Class
Issued	204,746	1,123,397	601,329	2,936,481
Redeemed	(183,118)	(1,228,159)	(620,074)	(2,933,375)
Change in shares	(135,682)	(474,678)	(496,711)	(699,022)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 179

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011

$(227,919)	$(748,574)	$(271,579)	$(829,056)	$(105,710)	$(171,005)
(12,106,246)	17,820,096	(5,478,090)	19,632,589	(495,209)	3,683,369
(769,048)	3,294,323	332,063	2,118,579	763,597	629,991
(13,103,213)	20,365,845	(5,417,606)	20,922,112	162,678	4,142,355

—	—	—	—	—	—
—	—	—	—	—	—
(12,291,003)	10,666,873	(6,762,448)	(11,542,088)	12,060,113	868,216
(25,394,216)	31,032,718	(12,180,054)	9,380,024	12,222,791	5,010,571

65,206,800	34,174,082	50,945,845	41,565,821	19,997,556	14,986,985
$39,812,584	$65,206,800	$38,765,791	$50,945,845	$32,220,347	$19,997,556
$(200,462)	$(698,088)	$(375,591)	$(919,803)	$(84,147)	$(149,391)

$171,745,991	$595,351,065	$468,249,289	$988,617,529	$295,598,778	$284,382,547
—	—	—	—	—	—
(185,204,999)	(582,473,947)	(475,297,394)	(997,547,581)	(284,483,615)	(279,391,692)

19,283,930	60,325,838	9,484,774	165,020,939	13,594,724	41,721,055
(18,115,925)	(62,536,083)	(9,199,117)	(167,632,975)	(12,649,774)	(45,843,694)
$(12,291,003)	$10,666,873	$(6,762,448)	$(11,542,088)	$12,060,113	$868,216

4,945,018	14,373,522	30,827,048	53,157,865	10,206,662	10,034,806
—	—	—	—	—	—
(5,488,580)	(14,017,204)	(31,236,433)	(53,620,442)	(9,889,087)	(9,872,811)

597,585	1,586,373	691,086	10,253,316	528,037	1,635,438
(559,144)	(1,630,922)	(695,059)	(10,277,561)	(497,474)	(1,816,075)
(505,121)	311,769	(413,358)	(486,822)	348,138	(18,642)

See accompanying notes to the financial statements.

180 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(656,722)	$(1,472,039)	$(198,889)	$(504,563)
Net realized gains (losses) on investments	(1,310,186)	55,542,329	(6,804,523)	3,811,337
Change in net unrealized appreciation/depreciation on investments	4,244,161	3,035,541	(415,010)	(106,607)
Change in net assets resulting from operations	2,277,253	57,105,831	(7,418,422)	3,200,167
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(7,453,867)	(53,004,116)	14,563,114	9,632,257
Change in net assets	(5,176,614)	4,101,715	7,144,692	12,832,424
NET ASSETS:
Beginning of period	126,735,419	122,633,704	24,573,452	11,741,028
End of period	$121,558,805	$126,735,419	$31,718,144	$24,573,452
Accumulated net investment income (loss)	$(157,773)	$(966,575)	$(138,659)	$(441,822)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$576,213,693	$933,446,082	$93,574,134	$179,721,332
Dividends reinvested	—	—	—	—
Value of shares redeemed	(583,781,484)	(981,133,342)	(79,772,497)	(168,920,447)
Service Class
Proceeds from shares issued	8,723,936	33,707,585	1,552,306	12,558,905
Dividends reinvested	—	—	—	—
Value of shares redeemed	(8,610,012)	(39,024,441)	(790,829)	(13,727,533)
Change in net assets resulting from capital transactions	$(7,453,867)	$(53,004,116)	$14,563,114	$9,632,257
SHARE TRANSACTIONS:
Investor Class
Issued	21,511,436	35,279,825	9,229,395	13,204,512
Reinvested	—	—	—	—
Redeemed	(21,847,906)	(37,199,504)	(8,001,642)	(12,447,919)
Service Class
Issued	363,595	1,488,600	148,835	990,925
Reinvested	—	—	—	—
Redeemed	(372,354)	(1,756,315)	(73,407)	(1,057,898)
Change in shares	(345,229)	(2,187,394)	1,303,181	689,620

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 181

UltraEmerging Markets ProFund		UltraLatin America ProFund		UltraChina ProFund
Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011

$(66,571)	$103,255	$66,128	$205,975	$(370)	$(202,252)
(4,264,582)	2,680,033	36,843	12,324,016	(4,889,816)	3,564,290
(1,210,673)	1,591,663	(3,744,669)	(2,968,455)	(2,635,656)	1,109,439
(5,541,826)	4,374,951	(3,641,698)	9,561,536	(7,525,842)	4,471,477

(151,521)	—	(287,632)	(261,752)	—	—
—	—	(5,582)	—	—	—

—	—	—	—	—	(271,315)
—	—	—	—	—	(12,981)
(151,521)	—	(293,214)	(261,752)	—	(284,296)
23,289,692	(24,368,152)	(1,984,141)	(26,990,935)	1,856,703	(3,664,679)
17,596,345	(19,993,201)	(5,919,053)	(17,691,151)	(5,669,139)	522,502

50,666,773	70,659,974	32,152,129	49,843,280	20,523,746	20,001,244
$68,263,118	$50,666,773	$26,233,076	$32,152,129	$14,854,607	$20,523,746
$(109,658)	$108,434	$(20,575)	$206,511	$(33,204)	$(143,672)

$108,986,942	$281,739,874	$57,863,326	$171,010,200	$63,744,387	$209,639,892
93,413	—	277,642	256,835	—	266,395
(86,798,911)	(302,363,585)	(60,703,000)	(196,036,985)	(62,156,034)	(213,470,478)

5,591,205	53,608,032	2,759,179	12,786,728	1,435,115	16,410,462
—	—	4,542	—	—	8,738
(4,582,957)	(57,352,473)	(2,185,830)	(15,007,713)	(1,166,765)	(16,519,688)
$23,289,692	$(24,368,152)	$(1,984,141)	$(26,990,935)	$1,856,703	$(3,664,679)

8,805,155	16,530,824	5,970,093	12,856,397	7,629,666	16,325,542
8,578	—	31,767	17,737	—	21,536
(7,003,849)	(18,108,583)	(6,132,391)	(14,724,128)	(7,510,210)	(16,627,112)

451,411	3,272,577	276,665	997,791	178,467	1,308,597
—	—	524	—	—	726
(381,702)	(3,503,760)	(220,901)	(1,178,570)	(139,305)	(1,343,790)
1,879,593	(1,808,942)	(74,243)	(2,030,773)	158,618	(314,501)

See accompanying notes to the financial statements.

182 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		Bear ProFund
	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(95,169)	$(319,709)	$(629,446)	$(991,180)
Net realized gains (losses) on investments	(2,996,814)	205,244	(6,782,198)	(16,548,300)
Change in net unrealized appreciation/depreciation on investments	(517,589)	654,656	(743,080)	577,606
Change in net assets resulting from operations	(3,609,572)	540,191	(8,154,724)	(16,961,874)
Change in net assets resulting from capital transactions	(1,319,927)	(1,575,778)	(9,594,910)	(19,982,197)
Change in net assets	(4,929,499)	(1,035,587)	(17,749,634)	(36,944,071)
NET ASSETS:
Beginning of period	15,972,326	17,007,913	60,986,546	97,930,617
End of period	$11,042,827	$15,972,326	$43,236,912	$60,986,546
Accumulated net investment income (loss)	$(83,177)	$(263,485)	$(79,057)	$(425,161)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$46,499,762	$209,980,185	$300,418,125	$517,122,816
Value of shares redeemed	(47,935,088)	(211,396,945)	(312,630,107)	(538,484,077)
Service Class
Proceeds from shares issued	184,099	6,244,916	27,562,482	35,548,309
Value of shares redeemed	(68,700)	(6,403,934)	(24,945,410)	(34,169,245)
Change in net assets resulting from capital transactions	$(1,319,927)	$(1,575,778)	$(9,594,910)	$(19,982,197)
SHARE TRANSACTIONS:
Investor Class
Issued	7,635,069	27,016,093	15,172,938	25,092,524
Redeemed	(7,882,236)	(27,112,433)	(16,068,449)	(26,079,253)
Service Class
Issued	31,816	822,173	1,428,437	1,703,922
Redeemed	(12,019)	(840,669)	(1,270,493)	(1,659,626)
Change in shares	(227,370)	(114,836)	(737,567)	(942,433)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 183

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund
Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011

$(156,437)	$(251,361)	$(77,847)	$(232,267)	$(490,631)	$(1,135,061)
(714,695)	(6,824,716)	(1,294,980)	(4,145,793)	(7,804,801)	(31,280,625)
(23,726)	52,487	11,053	(130,033)	(801,622)	953,775
(894,858)	(7,023,590)	(1,361,774)	(4,508,093)	(9,097,054)	(31,461,911)
(8,360,385)	(4,324,907)	(11,319,490)	13,598,742	(10,730,026)	(1,020,035)
(9,255,243)	(11,348,497)	(12,681,264)	9,090,649	(19,827,080)	(32,481,946)

15,375,517	26,724,014	15,835,918	6,745,269	46,737,218	79,219,164
$6,120,274	$15,375,517	$3,154,654	$15,835,918	$26,910,138	$46,737,218
$(66,662)	$(157,510)	$(5,921)	$(157,336)	$(86,197)	$(627,614)

$76,524,273	$193,848,351	$200,168,203	$649,354,718	$1,080,664,904	$1,652,638,614
(84,647,110)	(179,979,884)	(209,470,394)	(638,032,048)	(1,089,003,129)	(1,652,895,585)

117,929,003	170,620,647	44,835,978	71,287,564	7,490,727	38,295,570
(118,166,551)	(188,814,021)	(46,853,277)	(69,011,492)	(9,882,528)	(39,058,634)
$(8,360,385)	$(4,324,907)	$(11,319,490)	$13,598,742	$(10,730,026)	$(1,020,035)

8,195,336	19,569,581	23,367,915	69,044,769	174,416,502	242,764,446
(9,118,510)	(18,554,439)	(24,536,687)	(68,043,868)	(176,271,750)	(243,441,350)

12,678,088	17,450,113	5,379,400	7,890,360	1,168,225	5,502,244
(12,739,400)	(18,930,415)	(5,663,287)	(7,618,975)	(1,602,983)	(5,533,767)
(984,486)	(465,160)	(1,452,659)	1,272,286	(2,290,006)	(708,427)

See accompanying notes to the financial statements.

184 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund
	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(56,325)	$(55,497)	$(184,088)		$(408,515)
Net realized gains (losses) on investments	(910,339)	(2,216,882)	(4,020,018)		(15,850,167)
Change in net unrealized appreciation/depreciation on investments	(73,534)	129,424	(116,876)		272,919
Change in net assets resulting from operations	(1,040,198)	(2,142,955)	(4,320,982)		(15,985,763)
Change in net assets resulting from capital transactions	(3,001,227)	5,201,766	5,440,686		(8,463,527)
Change in net assets	(4,041,425)	3,058,811	1,119,704		(24,449,290)
NET ASSETS:
Beginning of period	6,614,348	3,555,537	14,005,526		38,454,816
End of period	$2,572,923	$6,614,348	$15,125,230		$14,005,526
Accumulated net investment income (loss)	$(20,542)	$(40,823)	$(81,185)		$(271,358)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$89,263,444	$103,163,489	$399,025,807		$558,438,763
Value of shares redeemed	(91,853,160)	(98,460,032)	(393,252,951)		(567,451,921)
Service Class
Proceeds from shares issued	6,551,651	3,805,259	17,048,970		114,392,409
Value of shares redeemed	(6,963,162)	(3,306,950)	(17,381,140)		(113,842,778)
Change in net assets resulting from capital transactions	$(3,001,227)	$5,201,766	$5,440,686		$(8,463,527)
SHARE TRANSACTIONS:
Investor Class
Issued	27,845,241	28,236,978	32,915,981	(a)	37,295,073	(a)
Redeemed	(28,768,684)	(26,935,071)	(32,381,997	)(a)	(37,836,208	)(a)
Service Class
Issued	2,111,614	1,095,733	1,264,908	(a)	7,251,664	(a)
Redeemed	(2,270,874)	(946,247)	(1,280,216	)(a)	(7,283,027	)(a)
Change in shares	(1,082,703)	1,451,393	518,676		(572,498)

(a)	As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 185

UltraShort Dow 30 ProFund		UltraShort NASDAQ-100 ProFund				UltraShort International ProFund
Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31, 2011		Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011

$(110,244)	$(149,212)	$(213,893)		$(484,806)		$(166,161)	$(274,869)
(2,449,209)	(3,480,766)	(4,761,920)		(19,672,634)		1,284,852	(8,674,809)
(277,477)	315,773	(329,994)		187,569		146,852	136,463
(2,836,930)	(3,314,205)	(5,305,807)		(19,969,871)		1,265,543	(8,813,215)
(3,092,603)	4,229,705	1,750,519		7,955,205		(196,413)	6,807,094
(5,929,533)	915,500	(3,555,288)		(12,014,666)		1,069,130	(2,006,121)

11,538,877	10,623,377	19,753,189		31,767,855		13,569,986	15,576,107
$5,609,344	$11,538,877	$16,197,901		$19,753,189		$14,639,116	$13,569,986
$(60,023)	$(106,117)	$(29,294)		$(250,666)		$(69,887)	$(208,129)

$184,902,505	$139,271,232	$291,793,883		$454,865,227		$120,611,759	$164,343,046
(187,396,242)	(134,864,850)	(290,391,520)		(447,532,242)		(120,508,881)	(157,380,988)

2,204,165	20,713,210	8,054,304		18,266,012		3,201,320	8,368,308
(2,803,031)	(20,889,887)	(7,706,148)		(17,643,792)		(3,500,611)	(8,523,272)
$(3,092,603)	$4,229,705	$1,750,519		$7,955,205		$(196,413)	$6,807,094

27,739,171	16,782,670	22,285,366	(a)	27,259,368	(a)	13,872,939	19,407,486
(28,279,945)	(16,223,554)	(22,225,423	)(a)	(27,123,298	)(a)	(13,616,025)	(18,933,787)

304,998	2,049,306	596,917	(a)	983,407	(a)	375,339	934,043
(382,181)	(1,983,979)	(595,823	)(a)	(971,516	)(a)	(422,912)	(914,958)
(617,957)	624,443	61,037		147,961		209,341	492,784

See accompanying notes to the financial statements.

186 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Emerging Markets ProFund				UltraShort Latin America ProFund
	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31, 2011		Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(71,387)		$(192,300)		$(39,728)		$(54,057)
Net realized gains (losses) on investments	(1,582,552)		(4,388,132)		(868,527)		(1,665,209)
Change in net unrealized appreciation/depreciation on investments	34,054		80,073		49,937		67,060
Change in net assets resulting from operations	(1,619,885)		(4,500,359)		(858,318)		(1,652,206)
Change in net assets resulting from capital transactions	1,378,482		1,938,990		1,502,769		921,231
Change in net assets	(241,403)		(2,561,369)		644,451		(730,975)
NET ASSETS:
Beginning of period	5,158,880		7,720,249		3,374,748		4,105,723
End of period	$4,917,477		$5,158,880		$4,019,199		$3,374,748
Accumulated net investment income (loss)	$(29,833)		$(153,609)		$(16,345)		$(38,191)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$78,315,562		$193,395,159		$39,672,520		$102,217,215
Value of shares redeemed	(76,366,664)		(190,433,140)		(38,044,842)		(101,214,233)
Service Class
Proceeds from shares issued	1,725,729		18,019,618		1,189,034		6,094,218
Value of shares redeemed	(2,296,145)		(19,042,647)		(1,313,943)		(6,175,969)
Change in net assets resulting from capital transactions	$1,378,482		$1,938,990		$1,502,769		$921,231
SHARE TRANSACTIONS:
Investor Class
Issued	5,708,922	(a)	14,876,294	(a)	2,336,194	(a)	6,000,052	(a)
Redeemed	(5,635,099	)(a)	(14,834,499	)(a)	(2,247,281	)(a)	(5,961,387	)(a)
Service Class
Issued	114,804	(a)	1,318,961	(a)	73,360	(a)	353,238	(a)
Redeemed	(160,342	)(a)	(1,391,624	)(a)	(77,868	)(a)	(356,860	)(a)
Change in shares	28,285		(30,868)		84,405		35,043

(a)  As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 187

UltraShort China ProFund		UltraShort Japan ProFund		Banks UltraSector ProFund
Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011

$(35,899)	$(57,717)	$(20,919)	$(68,912)	$(34,444)	$(158,184)
(899,223)	(2,090,723)	14,570	(3,406,830)	(1,140,543)	(1,096,801)
196,827	(5,927)	(125,072)	(221,241)	402,360	(758,478)
(738,295)	(2,154,367)	(131,421)	(3,696,983)	(772,627)	(2,013,463)
2,215,475	(637,048)	231,089	(163,067)	1,905,321	1,062,477
1,477,180	(2,791,415)	99,668	(3,860,050)	1,132,694	(950,986)

2,033,252	4,824,667	1,629,309	5,489,359	15,260,619	16,211,605
$3,510,432	$2,033,252	$1,728,977	$1,629,309	$16,393,313	$15,260,619
$(15,935)	$(44,321)	$(10,461)	$(50,181)	$(6,150)	$(109,653)

$48,788,495	$99,845,091	$31,670,664	$148,912,094	$80,383,643	$179,266,797
(46,491,219)	(100,402,743)	(31,465,750)	(148,787,650)	(78,720,959)	(177,920,420)

1,497,332	6,276,220	1,180,042	6,706,906	1,008,167	2,876,318
(1,579,133)	(6,355,616)	(1,153,867)	(6,994,417)	(765,530)	(3,160,218)
$2,215,475	$(637,048)	$231,089	$(163,067)	$1,905,321	$1,062,477

8,333,600	19,187,313	1,237,727	6,114,735	20,413,143	29,400,512
(8,054,697)	(19,399,898)	(1,239,861)	(6,229,123)	(19,727,057)	(29,134,250)

268,391	1,166,834	45,818	269,328	248,200	443,224
(282,280)	(1,179,928)	(46,787)	(279,513)	(197,390)	(497,069)
265,014	(225,679)	(3,103)	(124,573)	736,896	212,417

See accompanying notes to the financial statements.

188 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(45,124)	$(163,690)	$(58,373)	$(188,354)
Net realized gains (losses) on investments	(360,835)	8,288,797	(161,186)	1,985,655
Change in net unrealized appreciation/depreciation on investments	(3,312,763)	1,920,491	1,130,141	(293,727)
Change in net assets resulting from operations	(3,718,722)	10,045,598	910,582	1,503,574
Change in net assets resulting from capital transactions	(1,974,292)	(9,594,524)	3,934,615	641,900
Change in net assets	(5,693,014)	451,074	4,845,197	2,145,474
NET ASSETS:
Beginning of period	29,159,656	28,708,582	10,546,008	8,400,534
End of period	$23,466,642	$29,159,656	$15,391,205	$10,546,008
Accumulated net investment income (loss)	$(27,198)	$(122,446)	$(43,056)	$(154,461)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$72,919,928	$123,643,310	$20,921,133	$60,590,323
Value of shares redeemed	(74,998,730)	(129,929,151)	(18,621,503)	(59,929,487)
Service Class
Proceeds from shares issued	3,164,294	18,475,114	3,414,317	9,362,395
Value of shares redeemed	(3,059,784)	(21,783,797)	(1,779,332)	(9,381,331)
Change in net assets resulting from capital transactions	$(1,974,292)	$(9,594,524)	$3,934,615	$641,900
SHARE TRANSACTIONS:
Investor Class
Issued	1,829,872	2,465,027	350,552	1,036,845
Redeemed	(1,875,616)	(2,641,321)	(327,951)	(1,035,770)
Service Class
Issued	84,367	396,518	59,241	172,287
Redeemed	(81,420)	(465,224)	(33,092)	(174,222)
Change in shares	(42,797)	(245,000)	48,750	(860)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 189

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011

$(4,101)	$(3,250)	$(14,743)	$(29,614)	$(22,179)	$(61,729)
(27,597)	100,583	(24,786)	902,287	(460,067)	221,577
150,430	148,004	224,841	259,505	298,943	(496,986)
118,732	245,337	185,312	1,132,178	(183,303)	(337,138)
1,755,921	(825,005)	3,021,645	75,150	(675,894)	(1,716,487)
1,874,653	(579,668)	3,206,957	1,207,328	(859,197)	(2,053,625)

2,566,370	3,146,038	3,674,486	2,467,158	8,544,178	10,597,803
$4,441,023	$2,566,370	$6,881,443	$3,674,486	$7,684,981	$8,544,178
$(3,227)	$(1,965)	$(9,030)	$(21,829)	$(67,734)	$(103,343)

$16,780,595	$28,476,604	$11,375,713	$22,456,602	$28,300,440	$77,492,203
(15,485,910)	(29,101,841)	(9,225,506)	(22,565,261)	(28,807,643)	(79,169,160)

1,452,352	4,864,570	1,760,844	7,325,001	753,841	1,540,965
(991,116)	(5,064,338)	(889,406)	(7,141,192)	(922,532)	(1,580,495)
$1,755,921	$(825,005)	$3,021,645	$75,150	$(675,894)	$(1,716,487)

404,775	710,300	378,653	821,767	4,902,283	9,930,524
(373,819)	(733,137)	(315,380)	(820,919)	(4,893,398)	(10,251,385)

35,616	127,584	61,094	260,865	133,462	217,634
(24,646)	(140,640)	(31,240)	(253,024)	(170,469)	(233,125)
41,926	(35,893)	93,127	8,689	(28,122)	(336,352)

See accompanying notes to the financial statements.

190 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(10,713)	$(34,441)	$(11,719)	$(58,489)
Net realized gains (losses) on investments	(1,251,411)	625,329	(1,054,106)	257,749
Change in net unrealized appreciation/depreciation on investments	668,692	(17,949)	587,450	(111,024)
Change in net assets resulting from operations	(593,432)	572,939	(478,375)	88,236
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	265,018	8,485,231	1,020,251	2,594,412
Change in net assets	(328,414)	9,058,170	541,876	2,682,648
NET ASSETS:
Beginning of period	12,503,958	3,445,788	7,707,472	5,024,824
End of period	$12,175,544	$12,503,958	$8,249,348	$7,707,472
Accumulated net investment income (loss)	$(13,655)	$(33,317)	$(7,907)	$(53,382)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$21,889,867	$78,911,821	$29,049,067	$91,491,776
Dividends reinvested	—	—	—	—
Value of shares redeemed	(22,087,471)	(71,226,301)	(28,876,971)	(86,869,907)
Service Class
Proceeds from shares issued	2,011,250	4,673,862	1,759,542	6,754,265
Dividends reinvested	—	—	—	—
Value of shares redeemed	(1,548,628)	(3,874,151)	(911,387)	(8,781,722)
Change in net assets resulting from capital transactions	$265,018	$8,485,231	$1,020,251	$2,594,412
SHARE TRANSACTIONS:
Investor Class
Issued	1,397,422	5,035,260	927,477	2,510,293
Reinvested	—	—	—	—
Redeemed	(1,488,850)	(4,581,802)	(944,301)	(2,408,710)
Service Class
Issued	135,762	310,938	53,518	196,031
Reinvested	—	—	—	—
Redeemed	(110,264)	(261,820)	(30,625)	(260,196)
Change in shares	(65,930)	502,576	6,069	37,418

(a)  As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 191

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund				Oil & Gas UltraSector ProFund
Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31, 2011		Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011

$(139,842)	$(382,838)	$(16,083)		$(65,467)		$(178,947)	$(272,748)
(3,715,081)	6,487,388	(174,686)		72,781		(11,087,006)	15,940,301
(708,877)	3,053,960	(112,973)		(217,357)		(3,135,798)	9,535,800
(4,563,800)	9,158,510	(303,742)		(210,043)		(14,401,751)	25,203,353

—	(1,289,490)	—		—		—	—
—	(117,911)	—		—		—	—
—	(1,407,401)	—		—		—	—
(16,710,661)	17,234,410	(1,570,002)		(219,266)		(22,928,126)	27,431,588
(21,274,461)	24,985,519	(1,873,744)		(429,309)		(37,329,877)	52,634,941

37,544,106	12,558,587	3,475,729		3,905,038		91,937,462	39,302,521
$16,269,645	$37,544,106	$1,601,985		$3,475,729		$54,607,585	$91,937,462
$(133,402)	$(340,411)	$(26,844)		$(65,844)		$(134,176)	$(249,560)

$22,721,436	$115,521,719	$12,328,699		$32,499,116		$67,895,972	$273,698,145
—	1,255,831	—		—		—	—
(38,419,932)	(100,454,324)	(13,881,658)		(32,836,745)		(90,429,958)	(246,359,590)

2,761,460	9,825,967	39,267		5,013,932		7,174,378	13,607,004
—	115,973	—		—		—	—
(3,773,625)	(9,030,756)	(56,310)		(4,895,569)		(7,568,518)	(13,513,971)
$(16,710,661)	$17,234,410	$(1,570,002)		$(219,266)		$(22,928,126)	$27,431,588

218,929	978,369	606,650	(a)	1,258,760	(a)	1,821,511	6,597,582
—	10,056	—		—		—	—
(364,791)	(849,830)	(667,623	)(a)	(1,288,035	)(a)	(2,462,105)	(6,006,589)

29,284	97,557	2,127	(a)	218,064	(a)	215,316	356,224
—	1,034	—		—		—	—
(40,067)	(87,357)	(3,106	)(a)	(218,361	)(a)	(226,756)	(358,275)
(156,645)	149,829	(61,952)		(29,572)		(652,034)	588,942

See accompanying notes to the financial statements.

192 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(116,482)	$(395,098)	$(927)	$22,141
Net realized gains (losses) on investments	(10,896,999)	6,168,398	(30,172)	440,481
Change in net unrealized appreciation/depreciation on investments	(3,786,580)	6,356,548	332,957	67,773
Change in net assets resulting from operations	(14,800,061)	12,129,848	301,858	530,395
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(24,525)	(22,373)
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	(24,525)	(22,373)
Change in net assets resulting from capital transactions	(10,960,176)	20,368,153	10,899,267	5,083,277
Change in net assets	(25,760,237)	32,498,001	11,176,600	5,591,299
NET ASSETS:
Beginning of period	46,543,778	14,045,777	7,507,768	1,916,469
End of period	$20,783,541	$46,543,778	$18,684,368	$7,507,768
Accumulated net investment income (loss)	$(54,603)	$(357,649)	$36,274	$61,726
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$84,523,987	$222,333,696	$29,717,753	$30,022,307
Dividends reinvested	—	—	23,529	21,022
Value of shares redeemed	(95,385,355)	(200,965,352)	(18,265,933)	(25,749,035)
Service Class
Proceeds from shares issued	4,074,437	18,119,558	4,167,432	4,553,876
Dividends reinvested	—	—	—	—
Value of shares redeemed	(4,173,245)	(19,119,749)	(4,743,514)	(3,764,893)
Change in net assets resulting from capital transactions	$(10,960,176)	$20,368,153	$10,899,267	$5,083,277
SHARE TRANSACTIONS:
Investor Class
Issued	4,396,755	9,615,638	3,045,637	3,312,703
Reinvested	—	—	2,254	2,485
Redeemed	(5,072,361)	(8,830,652)	(1,987,073)	(2,852,005)
Service Class
Issued	211,590	869,778	429,071	507,944
Reinvested	—	—	—	—
Redeemed	(229,348)	(920,824)	(492,280)	(421,147)
Change in shares	(693,364)	733,940	997,609	549,980

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 193

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011

$(476,634)	$(1,169,282)	$(90,543)	$64,936	$(4,419)	$8,861
(14,522,847)	18,420,671	(3,171,675)	4,474,019	(275,246)	1,179,932
9,218,045	(4,170,237)	1,792,947	394,946	(135,746)	715,037
(5,781,436)	13,081,152	(1,469,271)	4,933,901	(415,411)	1,903,830

—	—	(48,306)	(87,175)	(18,498)	—
—	—	—	(5,312)	—	—
—	—	(48,306)	(92,487)	(18,498)	—
(11,771,488)	(11,575,261)	(2,137,916)	4,701,435	14,813,672	(10,249,090)
(17,552,924)	1,505,891	(3,655,493)	9,542,849	14,379,763	(8,345,260)

63,474,191	61,968,300	36,601,842	27,058,993	4,442,860	12,788,120
$45,921,267	$63,474,191	$32,946,349	$36,601,842	$18,822,623	$4,442,860
$(241,131)	$(890,535)	$(32,481)	$107,389	$(18,515)	$7,589

$210,098,933	$409,256,280	$99,789,620	$149,159,927	$30,567,516	$127,592,300
—	—	47,460	85,240	17,702	—
(217,000,045)	(423,307,945)	(102,321,085)	(143,694,687)	(16,282,610)	(137,643,023)

60,439,794	79,003,762	6,609,647	28,857,903	1,301,523	6,123,379
—	—	—	5,024	—	—
(65,310,170)	(76,527,358)	(6,263,558)	(29,711,972)	(790,459)	(6,321,746)
$(11,771,488)	$(11,575,261)	$(2,137,916)	$4,701,435	$14,813,672	$(10,249,090)

5,524,909	9,865,247	4,740,936	6,783,856	2,086,135	8,636,297
—	—	2,169	4,479	1,315	—
(5,763,068)	(10,260,410)	(4,896,016)	(6,664,563)	(1,221,531)	(9,382,205)

1,689,744	2,056,083	294,679	1,343,951	97,853	451,265
—	—	—	262	—	—
(1,853,342)	(2,009,887)	(296,430)	(1,404,773)	(65,959)	(474,176)
(401,757)	(348,967)	(154,662)	63,212	897,813	(768,819)

See accompanying notes to the financial statements.

194 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(53,353)	$(145,642)	$16,702	$79,959
Net realized gains (losses) on investments	(531,927)	1,490,090	(115,717)	728,601
Change in net unrealized appreciation/depreciation on investments	267,787	701,014	(61,272)	85,776
Change in net assets resulting from operations	(317,493)	2,045,462	(160,287)	894,336
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(60,501)	(92,820)
Service Class	—	—	(981)	(11,448)
Change in net assets resulting from distributions	—	—	(61,482)	(104,268)
Change in net assets resulting from capital transactions	328,192	257,790	(1,073,690)	77,273
Change in net assets	10,699	2,303,252	(1,295,459)	867,341
NET ASSETS:
Beginning of period	12,478,520	10,175,268	3,340,487	2,473,146
End of period	$12,489,219	$12,478,520	$2,045,028	$3,340,487
Accumulated net investment income (loss)	$(36,722)	$(120,501)	$(66,379)	$(21,599)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$19,999,517	$57,748,799	$7,317,048	$29,500,345
Dividends reinvested	—	—	57,685	79,032
Value of shares redeemed	(20,958,932)	(55,859,105)	(8,199,731)	(29,247,766)
Service Class
Proceeds from shares issued	4,027,379	5,926,946	120,555	4,635,687
Dividends reinvested	—	—	980	8,817
Value of shares redeemed	(2,739,772)	(7,558,850)	(370,227)	(4,898,842)
Change in net assets resulting from capital transactions	$328,192	$257,790	$(1,073,690)	$77,273
SHARE TRANSACTIONS:
Investor Class
Issued	658,054	1,880,616	560,929	2,213,567
Reinvested	—	—	4,321	5,811
Redeemed	(715,072)	(1,827,389)	(635,908)	(2,167,483)
Service Class
Issued	139,993	210,018	9,862	370,662
Reinvested	—	—	76	677
Redeemed	(101,157)	(279,616)	(29,874)	(400,213)
Change in shares	(18,182)	(16,371)	(90,594)	23,021

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 195

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011

$29,793	$196,720	$(26,217)	$(64,829)	$(79,950)	$(180,765)
(1,543,958)	1,320,950	(275,161)	(4,755,794)	333,235	(4,826,519)
827,404	(129,966)	(46,786)	321,696	(1,004,684)	1,043,102
(686,761)	1,387,704	(348,164)	(4,498,927)	(751,399)	(3,964,182)

(143,766)	(147,143)	—	—	—	—
—	(10,340)	—	—	—	—
(143,766)	(157,483)	—	—	—	—
(466,777)	850,631	595,656	(93,148,019)	(2,941,852)	(8,453,748)
(1,297,304)	2,080,852	247,492	(97,646,946)	(3,693,251)	(12,417,930)

20,526,099	18,445,247	1,393,326	99,040,272	10,927,940	23,345,870
$19,228,795	$20,526,099	$1,640,818	$1,393,326	$7,234,689	$10,927,940
$(71,814)	$42,159	$(8,539)	$(37,619)	$(33,391)	$(131,770)

$77,648,882	$115,705,684	$39,950,608	$64,136,235	$58,765,350	$128,047,185
141,701	141,965	—	—	—	—
(77,810,118)	(114,495,123)	(39,250,681)	(157,454,262)	(61,596,245)	(136,808,695)

2,669,554	4,419,842	5,039,110	4,694,175	12,735,196	11,828,324
—	9,891	—	—	—	—
(3,116,796)	(4,931,628)	(5,143,381)	(4,524,167)	(12,846,153)	(11,520,562)
$(466,777)	$850,631	$595,656	$(93,148,019)	$(2,941,852)	$(8,453,748)

3,744,861	6,118,102	4,215,773	6,382,427	9,885,765	20,282,261
6,346	7,931	—	—	—	—
(3,852,510)	(6,160,091)	(4,171,708)	(13,723,370)	(10,371,814)	(21,475,233)

137,702	245,163	527,115	426,794	1,989,998	1,749,410
—	575	—	—	—	—
(165,270)	(278,604)	(538,049)	(413,019)	(2,012,420)	(1,713,558)
(128,871)	(66,924)	33,131	(7,327,168)	(508,471)	(1,157,120)

See accompanying notes to the financial statements.

196 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Real Estate ProFund		U.S. Government Plus ProFund
	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(55,526)	$(195,180)	$(93,875)	$326,777
Net realized gains (losses) on investments	(1,000,160)	(3,391,695)	11,823,697	(6,508,689)
Change in net unrealized appreciation/depreciation on investments	(208,194)	483,715	(1,862,363)	1,415,250
Change in net assets resulting from operations	(1,263,880)	(3,103,160)	9,867,459	(4,766,662)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(1,611)	(354,235)
Class A(a)	—	—	—	(2)
Change in net assets resulting from distributions	—	—	(1,611)	(354,237)
Change in net assets resulting from capital transactions	855,536	(12,118,234)	(5,759,577)	(24,151,079)
Change in net assets	(408,344)	(15,221,394)	4,106,271	(29,271,978)
NET ASSETS:
Beginning of period	4,236,517	19,457,911	24,315,579	53,587,557
End of period	$3,828,173	$4,236,517	$28,421,850	$24,315,579
Accumulated net investment income (loss)	$(18,932)	$(102,620)	$(13,825)	$23,582
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$47,042,426	$64,830,031	$1,204,445,704	$4,098,819,750
Dividends reinvested	—	—	1,476	299,918
Value of shares redeemed	(46,154,766)	(77,070,034)	(1,207,934,301)	(4,120,931,901)
Service Class
Proceeds from shares issued	518,349	2,818,552	53,730,633	263,132,894
Value of shares redeemed	(550,473)	(2,696,783)	(56,003,089)	(265,470,518)
Class A(a)
Dividends reinvested	—	—	—	2
Value of shares redeemed	—	—	—	(1,224)
Change in net assets resulting from capital transactions	$855,536	$(12,118,234)	$(5,759,577)	$(24,151,079)
SHARE TRANSACTIONS:
Investor Class
Issued	6,210,630	8,005,832	26,695,248	119,861,102
Reinvested	—	—	34	8,832
Redeemed	(6,201,595)	(9,507,543)	(26,732,271)	(120,577,600)
Service Class
Issued	69,651	341,200	1,206,502	7,564,985
Redeemed	(74,961)	(353,680)	(1,254,735)	(7,665,137)
Class A(a)
Reinvested	—	—	—	— (b)
Redeemed	—	—	—	(35)
Change in shares	3,725	(1,514,191)	(85,222)	(807,853)

(a)  Class A shares liquidated on November 30, 2010.

(b)  Amount is less than 0.50 a share.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 197

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011

$(390,764)	$(1,005,872)	$(1,200,506)	$(3,947,577)	$(943,560)	$(787,626)
(6,680,864)	(3,848,193)	(74,329,422)	(11,577,838)	5,663,008	(6,532,676)
1,188,746	(757,790)	8,396,193	(8,717,685)	(2,071,654)	(1,628,289)
(5,882,882)	(5,611,855)	(67,133,735)	(24,243,100)	2,647,794	(8,948,591)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(5,217,618)	(7,738,733)	(61,023,615)	102,218,905	72,690,351	35,376,750
(11,100,500)	(13,350,588)	(128,157,350)	77,975,805	75,338,145	26,428,159

50,506,208	63,856,796	290,026,760	212,050,955	54,503,591	28,075,432
$39,405,708	$50,506,208	$161,869,410	$290,026,760	$129,841,736	$54,503,591
$(180,753)	$(730,568)	$(619,833)	$(3,188,601)	$(574,195)	$(687,277)

$28,855,819	$178,761,742	$1,095,303,370	$3,791,647,202	$283,413,931	$371,027,784
—	—	—	—	—	—
(33,468,873)	(186,603,985)	(1,159,097,063)	(3,693,028,825)	(211,507,232)	(336,968,459)

5,389,150	23,535,653	43,925,245	370,916,098	8,458,032	10,523,982
(5,993,714)	(23,431,412)	(41,155,167)	(367,314,940)	(7,674,380)	(9,206,557)

—	—	—	—	—	—
—	(731)	—	(630)	—	—
$(5,217,618)	$(7,738,733)	$(61,023,615)	$102,218,905	$72,690,351	$35,376,750

1,511,359	8,274,014	129,290,090	310,809,910	11,088,197	14,217,177
—	—	—	—	—	—
(1,764,631)	(8,700,209)	(134,329,673)	(302,738,408)	(8,316,466)	(13,034,431)

272,234	1,053,611	4,786,536	32,011,785	342,826	398,162
(313,197)	(1,062,416)	(4,724,782)	(31,929,758)	(306,675)	(351,235)

—	—	—	—	—	—
—	(33)	—	(51)	—	—
(294,235)	(435,033)	(4,977,829)	8,153,478	2,807,882	1,229,673

See accompanying notes to the financial statements.

198 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Falling U.S. Dollar ProFund
	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(102,648)	$(290,274)
Net realized gains (losses) on investments	(947,059)	1,665,385
Change in net unrealized appreciation/depreciation on investments	(5,896)	(20,839)
Change in net assets resulting from operations	(1,055,603)	1,354,272
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(1,288,747)
Service Class	—	(41,745)
Change in net assets resulting from distributions	—	(1,330,492)
Change in net assets resulting from capital transactions	(8,379,009)	(3,161,423)
Change in net assets	(9,434,612)	(3,137,643)
NET ASSETS:
Beginning of period	17,524,812	20,662,455
End of period	$8,090,200	$17,524,812
Accumulated net investment income (loss)	$(36,402)	$(1,541,670)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$22,096,913	$111,884,960
Dividends reinvested	—	1,131,169
Value of shares redeemed	(29,658,282)	(116,928,853)
Service Class
Proceeds from shares issued	242,493	6,450,558
Dividends reinvested	—	38,280
Value of shares redeemed	(1,060,133)	(5,737,537)
Change in net assets resulting from capital transactions	$(8,379,009)	$(3,161,423)
SHARE TRANSACTIONS:
Investor Class
Issued	912,422	4,421,975
Reinvested	—	48,237
Redeemed	(1,228,946)	(4,598,786)
Service Class
Issued	9,997	258,210
Reinvested	—	1,619
Redeemed	(43,378)	(229,672)
Change in shares	(349,905)	(98,417)

See accompanying notes to the financial statements.

Financial Highlights

200 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$58.45	(0.34)	1.25 (d)	0.91	—	—		—	—
Year Ended July 31, 2011	$49.96	(0.57)	9.06	8.49	—	—		—	—
Year Ended July 31, 2010	$44.65	(0.16)	5.47	5.31	—	—		—	—
Year Ended July 31, 2009	$56.76	0.20	(12.25)	(12.05)	(0.06)	—	(f)	—	(0.06)
Year Ended July 31, 2008	$65.57	0.41	(8.52)	(8.11)	(0.70)	—		—	(0.70)
Year Ended July 31, 2007	$57.59	0.42	7.90	8.32	(0.34)	—		—	(0.34)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$52.43	(0.60)	1.16 (d)	0.56	—	—		—	—
Year Ended July 31, 2011	$45.26	(1.07)	8.24	7.17	—	—		—	—
Year Ended July 31, 2010	$40.86	(0.61)	5.01	4.40	—	—		—	—
Year Ended July 31, 2009	$52.37	(0.18)	(11.33)	(11.51)	—	—		—	—
Year Ended July 31, 2008	$60.51	(0.17)	(7.94)	(8.11)	(0.03)	—		—	(0.03)
Year Ended July 31, 2007	$53.40	(0.17)	7.28	7.11	—	—		—	—
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$48.97	(0.32)	(0.22)	(0.54)	—	—		—	—
Year Ended July 31, 2011	$39.70	(0.60)	9.87	9.27	—	—		—	—
Year Ended July 31, 2010	$33.01	(0.33)	7.02	6.69	—	—		—	—
Year Ended July 31, 2009	$42.88	(0.21)	(9.66)	(9.87)	—	—		—	—
Year Ended July 31, 2008	$47.04	0.09	(3.31)	(3.22)	(0.12)	—		(0.82)	(0.94)
Year Ended July 31, 2007	$41.22	0.19	5.76	5.95	(0.13)	—		—	(0.13)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$44.85	(0.52)	(0.19)	(0.71)	—	—		—	—
Year Ended July 31, 2011	$36.72	(1.04)	9.17	8.13	—	—		—	—
Year Ended July 31, 2010	$30.85	(0.69)	6.56	5.87	—	—		—	—
Year Ended July 31, 2009	$40.51	(0.50)	(9.16)	(9.66)	—	—		—	—
Year Ended July 31, 2008	$44.80	(0.34)	(3.13)	(3.47)	—	—		(0.82)	(0.82)
Year Ended July 31, 2007	$39.54	(0.25)	5.51	5.26	—	—		—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$59.36	1.54	%(e)	1.82%	1.82%	(1.25)%	$62,986	2	%(e)
$58.45	17.01%		1.71%	1.71%	(1.01)%	$39,339	74%
$49.96	11.89%		1.70%	1.70%	(0.32)%	$44,547	225%
$44.65	(21.23)%		1.79%	1.79%	0.48%	$36,314	839%
$56.76	(12.51)%		1.59%	1.59%	0.67%	$37,092	690%
$65.57	14.47%		1.50%	1.50%	0.66%	$30,979	218%

$52.99	1.05	%(e)	2.82%	2.82%	(2.25)%	$19,164	2	%(e)
$52.43	15.86%		2.71%	2.71%	(2.01)%	$4,665	74%
$45.26	10.77%		2.70%	2.70%	(1.32)%	$6,254	225%
$40.86	(21.98)%		2.79%	2.79%	(0.52)%	$9,650	839%
$52.37	(13.41)%		2.59%	2.59%	(0.33)%	$3,486	690%
$60.51	13.31%		2.50%	2.50%	(0.34)%	$6,344	218%

$48.43	(1.10	)%(e)	1.90%	1.87%	(1.41)%	$18,443	7	%(e)
$48.97	23.35%		1.71%	1.71%	(1.27)%	$28,133	59%
$39.70	20.27%		1.78%	1.72%	(0.85)%	$19,031	365%
$33.01	(23.02)%		2.12%	1.65%	(0.69)%	$12,888	1,263%
$42.88	(6.96)%		1.90%	1.65%	0.21%	$10,660	857%
$47.04	14.44%		1.77%	1.77%	0.43%	$7,605	705%

$44.14	(1.58	)%(e)	2.90%	2.87%	(2.41)%	$2,698	7	%(e)
$44.85	22.14%		2.71%	2.71%	(2.27)%	$6,385	59%
$36.72	19.03%		2.78%	2.72%	(1.85)%	$1,150	365%
$30.85	(23.85)%		3.12%	2.65%	(1.69)%	$1,010	1,263%
$40.51	(7.85)%		2.90%	2.65%	(0.79)%	$3,767	857%
$44.80	13.30%		2.77%	2.77%	(0.57)%	$1,017	705%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 201

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$44.41	(0.24)	0.25	0.01	—	—	—
Year Ended July 31, 2011	$36.34	(0.53)	8.60	8.07	—	—	—
Year Ended July 31, 2010	$30.99	(0.43)	5.78	5.35	—	—	—
Year Ended July 31, 2009	$40.20	(0.18)	(9.02)	(9.20)	(0.01)	—	(0.01)
Year Ended July 31, 2008	$44.11	0.24	(3.56)	(3.32)	(0.02)	(0.57)	(0.59)
Year Ended July 31, 2007	$40.66	0.54	3.33	3.87	(0.10)	(0.32)	(0.42)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$40.14	(0.42)	0.23	(0.19)	—	—	—
Year Ended July 31, 2011	$33.21	(0.92)	7.85	6.93	—	—	—
Year Ended July 31, 2010	$28.62	(0.75)	5.34	4.59	—	—	—
Year Ended July 31, 2009	$37.47	(0.44)	(8.41)	(8.85)	—	—	—
Year Ended July 31, 2008	$41.55	(0.16)	(3.35)	(3.51)	—	(0.57)	(0.57)
Year Ended July 31, 2007	$38.60	0.11	3.16	3.27	—	(0.32)	(0.32)
NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$78.72	(0.49)	3.58 (f)	3.09	—	—	—
Year Ended July 31, 2011	$64.66	(0.94)	17.13	16.19	—	(2.13)	(2.13)
Year Ended July 31, 2010	$57.39	(0.72)	9.18	8.46	—	(1.19)	(1.19)
Year Ended July 31, 2009	$67.03	(0.49)	(9.04)	(9.53)	(0.11)	—	(0.11)
Year Ended July 31, 2008	$71.65	(0.62)	(2.75)	(3.37)	—	(1.25)	(1.25)
Year Ended July 31, 2007	$57.17	(0.31)	15.58	15.27	—	(0.79)	(0.79)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$70.45	(0.83)	3.22 (f)	2.39	—	—	—
Year Ended July 31, 2011	$58.59	(1.60)	15.59	13.99	—	(2.13)	(2.13)
Year Ended July 31, 2010	$52.61	(1.31)	8.48	7.17	—	(1.19)	(1.19)
Year Ended July 31, 2009	$61.96	(0.96)	(8.39)	(9.35)	—	—	—
Year Ended July 31, 2008	$66.98	(1.28)	(2.49)	(3.77)	—	(1.25)	(1.25)
Year Ended July 31, 2007	$54.01	(0.94)	14.70	13.76	—	(0.79)	(0.79)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$44.42	0.00	%(d)	2.20%	1.73%	(1.17)%	$13,603	—	(d),(e)
$44.41	22.23%		1.85%	1.73%	(1.27)%	$12,925	94%
$36.34	17.30%		1.79%	1.71%	(1.22)%	$22,591	282%
$30.99	(22.92)%		1.82%	1.59%	(0.56)%	$17,310	351%
$40.20	(7.59)%		1.81%	1.63%	0.57%	$135,463	445%
$44.11	9.49%		1.62%	1.62%	1.21%	$13,195	275%

$39.95	(0.50	)%(d)	3.20%	2.73%	(2.17)%	$9,311	—	(d),(e)
$40.14	20.93%		2.85%	2.73%	(2.27)%	$1,024	94%
$33.21	16.00%		2.79%	2.71%	(2.22)%	$1,341	282%
$28.62	(23.62)%		2.82%	2.59%	(1.56)%	$1,162	351%
$37.47	(8.50)%		2.81%	2.63%	(0.43)%	$2,067	445%
$41.55	8.41%		2.62%	2.62%	0.21%	$2,722	275%

$81.81	3.91	%(d)	1.78%	1.78%	(1.31)%	$34,457	2	%(d)
$78.72	25.21%		1.65%	1.65%	(1.28)%	$44,608	62%
$64.66	14.74%		1.61%	1.61%	(1.16)%	$42,087	226%
$57.39	(14.17)%		1.63%	1.63%	(0.98)%	$132,788	758%
$67.03	(4.87)%		1.53%	1.53%	(0.83)%	$35,449	792%
$71.65	26.84%		1.49%	1.49%	(0.47)%	$83,156	632%

$72.84	3.38	%(d)	2.78%	2.78%	(2.31)%	$7,725	2	%(d)
$70.45	24.03%		2.65%	2.65%	(2.28)%	$4,806	62%
$58.59	13.63%		2.61%	2.61%	(2.16)%	$4,981	226%
$52.61	(15.09)%		2.63%	2.63%	(1.98)%	$6,488	758%
$61.96	(5.81)%		2.53%	2.53%	(1.83)%	$4,937	792%
$66.98	25.60%		2.49%	2.49%	(1.47)%	$2,912	632%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Annualized for periods less than one year.

(c)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)             Not annualized for periods less than one year.

(e)              Amount is less than 0.50%.

(f)                The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

202 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$37.34	0.13	0.61	0.74	—	—	—
Year Ended July 31, 2011	$33.04	0.24	4.06	4.30	—	—	—
Year Ended July 31, 2010	$29.69	0.20	3.45	3.65	(0.30)	—	(0.30)
Year Ended July 31, 2009	$40.45	0.50	(10.77)	(10.27)	(0.49)	—	(0.49)
Year Ended July 31, 2008	$54.91	0.49	(9.27)	(8.78)	(0.13)	(5.55)	(5.68)
Year Ended July 31, 2007	$48.46	0.51	6.17	6.68	(0.23)	—	(0.23)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$35.26	(0.04)	0.56	0.52	—	—	—
Year Ended July 31, 2011	$31.51	(0.11)	3.86	3.75	—	—	—
Year Ended July 31, 2010	$28.41	(0.12)	3.29	3.17	(0.07)	—	(0.07)
Year Ended July 31, 2009	$38.61	0.23	(10.29)	(10.06)	(0.14)	—	(0.14)
Year Ended July 31, 2008	$53.03	0.02	(8.89)	(8.87)	—	(5.55)	(5.55)
Year Ended July 31, 2007	$47.07	(0.01)	5.97	5.96	—	—	—
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$41.50	0.02	0.65 (e)	0.67	—	—	—
Year Ended July 31, 2011	$34.14	(0.01)	7.37	7.36	—	—	—
Year Ended July 31, 2010	$30.91	(0.07)	3.30	3.23	—	—	—
Year Ended July 31, 2009	$37.89	(0.04)	(6.94)	(6.98)	—	—	—
Year Ended July 31, 2008	$41.27	(0.13)	(3.25)	(3.38)	—	—	—
Year Ended July 31, 2007	$37.44	(0.06)	5.37	5.31	—	(1.48)	(1.48)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$38.09	(0.17)	0.60 (e)	0.43	—	—	—
Year Ended July 31, 2011	$31.65	(0.37)	6.81	6.44	—	—	—
Year Ended July 31, 2010	$28.95	(0.39)	3.09	2.70	—	—	—
Year Ended July 31, 2009	$35.84	(0.32)	(6.57)	(6.89)	—	—	—
Year Ended July 31, 2008	$39.44	(0.52)	(3.08)	(3.60)	—	—	—
Year Ended July 31, 2007	$36.17	(0.46)	5.21	4.75	—	(1.48)	(1.48)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$38.08	1.98	%(d)	1.94%	1.73%	0.74%	$36,636	342	%(d)
$37.34	13.01%		1.89%	1.73%	0.67%	$13,920	733%
$33.04	12.28%		2.23%	1.71%	0.61%	$13,096	1,214%
$29.69	(25.30)%		1.88%	1.79%	1.77%	$5,142	919%
$40.45	(17.59)%		1.75%	1.75%	1.02%	$10,916	596%
$54.91	13.79%		1.52%	1.52%	0.96%	$14,369	267%

$35.78	1.47	%(d)	2.94%	2.73%	(0.26)%	$4,166	342	%(d)
$35.26	11.90%		2.89%	2.73%	(0.33)%	$3,280	733%
$31.51	11.14%		3.23%	2.71%	(0.39)%	$1,157	1,214%
$28.41	(26.04)%		2.88%	2.79%	0.77%	$2,390	919%
$38.61	(18.40)%		2.75%	2.75%	0.02%	$3,381	596%
$53.03	12.66%		2.52%	2.52%	(0.04)%	$5,124	267%

$42.17	1.61	%(d)	1.85%	1.73%	0.08%	$41,688	208	%(d)
$41.50	21.56%		1.91%	1.73%	(0.04)%	$32,436	453%
$34.14	10.45%		1.99%	1.85%	(0.20)%	$5,344	460%
$30.91	(18.42)%		1.95%	1.95%	(0.16)%	$22,507	483%
$37.89	(8.19)%		1.64%	1.64%	(0.32)%	$12,157	481%
$41.27	14.30%		1.58%	1.58%	(0.16)%	$99,531	625%

$38.52	1.13	%(d)	2.85%	2.73%	(0.92)%	$2,712	208	%(d)
$38.09	20.31%		2.91%	2.73%	(1.04)%	$3,900	453%
$31.65	9.36%		2.99%	2.85%	(1.20)%	$3,220	460%
$28.95	(19.22)%		2.95%	2.95%	(1.16)%	$3,080	483%
$35.84	(9.13)%		2.64%	2.64%	(1.32)%	$5,542	481%
$39.44	13.23%		2.58%	2.58%	(1.16)%	$8,827	625%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Annualized for periods less than one year.

(c)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)             Not annualized for periods less than one year.

(e)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 203

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$44.21	(0.04)	0.30 (e)	0.26	—	—	—
Year Ended July 31, 2011	$37.59	0.01	6.61	6.62	—	—	—
Year Ended July 31, 2010	$31.67	0.06	6.28	6.34	(0.42)	—	(0.42)
Year Ended July 31, 2009	$40.93	0.23	(9.49)	(9.26)	—	—	—
Year Ended July 31, 2008	$47.54	0.03	(5.19)	(5.16)	— (f)	(1.45)	(1.45)
Year Ended July 31, 2007	$42.42	0.19	5.32	5.51	(0.07)	(0.32)	(0.39)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$40.35	(0.23)	0.27 (e)	0.04	—	—	—
Year Ended July 31, 2011	$34.65	(0.40)	6.10	5.70	—	—	—
Year Ended July 31, 2010	$29.30	(0.27)	5.77	5.50	(0.15)	—	(0.15)
Year Ended July 31, 2009	$38.25	(0.05)	(8.90)	(8.95)	—	—	—
Year Ended July 31, 2008	$44.98	(0.38)	(4.90)	(5.28)	—	(1.45)	(1.45)
Year Ended July 31, 2007	$40.49	(0.25)	5.06	4.81	—	(0.32)	(0.32)
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$46.41	(0.29)	(0.78)	(1.07)	—	—	—
Year Ended July 31, 2011	$35.86	(0.42)	10.97	10.55	—	—	—
Year Ended July 31, 2010	$29.72	(0.33)	6.47	6.14	—	—	—
Year Ended July 31, 2009	$37.81	(0.26)	(7.83)	(8.09)	—	—	—
Year Ended July 31, 2008	$42.26	(0.46)	(0.57)	(1.03)	—	(3.42)	(3.42)
Year Ended July 31, 2007	$36.36	(0.23)	6.15	5.92	—	(0.02)	(0.02)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$41.82	(0.48)	(0.68)	(1.16)	—	—	—
Year Ended July 31, 2011	$32.63	(0.82)	10.01	9.19	—	—	—
Year Ended July 31, 2010	$27.33	(0.64)	5.94	5.30	—	—	—
Year Ended July 31, 2009	$35.10	(0.52)	(7.25)	(7.77)	—	—	—
Year Ended July 31, 2008	$39.83	(0.84)	(0.47)	(1.31)	—	(3.42)	(3.42)
Year Ended July 31, 2007	$34.61	(0.61)	5.85	5.24	—	(0.02)	(0.02)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$44.47	0.59	%(d)	2.31%	1.73%	(0.19)%	$12,626	399	%(d)
$44.21	17.61%		1.84%	1.73%	0.02%	$15,621	678%
$37.59	20.03%		1.93%	1.70%	0.17%	$14,273	849%
$31.67	(22.62)%		1.91%	1.80%	0.78%	$6,832	722%
$40.93	(11.07)%		1.80%	1.78%	0.06%	$20,465	903%
$47.54	13.01%		1.50%	1.50%	0.41%	$7,060	445%

$40.39	0.07	%(d)	3.31%	2.73%	(1.19)%	$3,930	399	%(d)
$40.35	16.45%		2.84%	2.73%	(0.98)%	$2,871	678%
$34.65	18.83%		2.93%	2.70%	(0.83)%	$1,118	849%
$29.30	(23.40)%		2.91%	2.80%	(0.22)%	$1,804	722%
$38.25	(11.97)%		2.80%	2.78%	(0.94)%	$3,280	903%
$44.98	11.87%		2.50%	2.50%	(0.59)%	$3,473	445%

$45.34	(2.33	)%(d)	2.42%	1.73%	(1.39)%	$6,316	211	%(d)
$46.41	29.45%		1.78%	1.78%	(0.98)%	$24,923	426%
$35.86	20.66%		1.94%	1.86%	(0.98)%	$6,858	629%
$29.72	(21.40)%		1.71%	1.71%	(0.98)%	$15,656	743%
$37.81	(2.80)%		1.74%	1.74%	(1.14)%	$30,265	1,331%
$42.26	16.28%		1.45%	1.45%	(0.55)%	$16,908	612%

$40.66	(2.80	)%(d)	3.42%	2.73%	(2.39)%	$4,842	211	%(d)
$41.82	28.16%		2.77%	2.77%	(1.97)%	$7,452	426%
$32.63	19.43%		2.94%	2.86%	(1.98)%	$6,079	629%
$27.33	(22.14)%		2.71%	2.71%	(1.98)%	$4,486	743%
$35.10	(3.73)%		2.74%	2.74%	(2.14)%	$7,802	1,331%
$39.83	15.14%		2.45%	2.45%	(1.55)%	$8,550	612%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Annualized for periods less than one year.

(c)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)             Not annualized for periods less than one year.

(e)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)                Amount is less than $0.005.

See accompanying notes to the financial statements.

204 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Contributions
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$43.55	(0.11)	2.01	1.90	—	—	—	—
Year Ended July 31, 2011	$37.15	(0.18)	6.52	6.34	—	—	—	0.06	(e)
Year Ended July 31, 2010	$32.22	(0.12)	5.08	4.96	—	(0.03)	(0.03)	—
Year Ended July 31, 2009	$40.92	0.20	(8.60)	(8.40)	(0.30)	—	(0.30)	—
Year Ended July 31, 2008	$48.10	(0.04)	(6.09)	(6.13)	(0.01)	(1.04)	(1.05)	—
Year Ended July 31, 2007	$43.28	0.06	4.76	4.82	—	—	—	—
Service Class
Six Months Ended January 31, 2012 (unaudited)	$39.73	(0.30)	1.82	1.52	—	—	—	—
Year Ended July 31, 2011	$34.23	(0.57)	6.01	5.44	—	—	—	0.06	(e)
Year Ended July 31, 2010	$29.99	(0.46)	4.73	4.27	—	(0.03)	(0.03)	—
Year Ended July 31, 2009	$38.09	(0.10)	(8.00)	(8.10)	—	—	—	—
Year Ended July 31, 2008	$45.32	(0.45)	(5.74)	(6.19)	—	(1.04)	(1.04)	—
Year Ended July 31, 2007	$41.20	(0.40)	4.52	4.12	—	—	—	—
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$45.77	(0.24)	0.58 (g)	0.34	—	—	—	—
Year Ended July 31, 2011	$35.91	(0.27)	10.08	9.81	—	—	—	0.05	(f)
Year Ended July 31, 2010	$30.51	(0.33)	5.73	5.40	—	—	—	—
Year Ended July 31, 2009	$39.16	(0.28)	(8.37)	(8.65)	—	—	—	—
Year Ended July 31, 2008	$44.76	(0.40)	(2.39)	(2.79)	—	(2.81)	(2.81)	—
Year Ended July 31, 2007	$39.36	(0.47)	5.87	5.40	—	—	—	—
Service Class
Six Months Ended January 31, 2012 (unaudited)	$41.44	(0.44)	0.55 (g)	0.11	—	—	—	—
Year Ended July 31, 2011	$32.83	(0.67)	9.23	8.56	—	—	—	0.05	(f)
Year Ended July 31, 2010	$28.19	(0.65)	5.29	4.64	—	—	—	—
Year Ended July 31, 2009	$36.54	(0.55)	(7.80)	(8.35)	—	—	—	—
Year Ended July 31, 2008	$42.36	(0.80)	(2.21)	(3.01)	—	(2.81)	(2.81)	—
Year Ended July 31, 2007	$37.65	(0.88)	5.59	4.71	—	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$45.45	4.36	%(d)	2.16%	1.73%	(0.53)%	$28,239	390	%(d)
$43.55	17.23	%(e)	1.96%	1.73%	(0.43)%	$6,100	877%
$37.15	15.39%		1.92%	1.71%	(0.33)%	$6,416	859%
$32.22	(20.45)%		1.83%	1.53%	0.56%	$20,762	841%
$40.92	(12.86)%		2.04%	1.49%	(0.09)%	$7,883	1,567%
$48.10	11.14%		1.73%	1.55%	0.12%	$3,663	865%

$41.25	3.80	%(d)	3.16%	2.73%	(1.53)%	$12,671	390	%(d)
$39.73	16.10	%(e)	2.96%	2.73%	(1.43)%	$2,748	877%
$34.23	14.23%		2.92%	2.71%	(1.33)%	$713	859%
$29.99	(21.27)%		2.83%	2.53%	(0.44)%	$1,493	841%
$38.09	(13.80)%		3.04%	2.49%	(1.09)%	$1,452	1,567%
$45.32	10.00%		2.73%	2.55%	(0.88)%	$2,555	865%

$46.11	0.74	%(d)	2.29%	1.73%	(1.17)%	$9,768	249	%(d)
$45.77	27.46	%(f)	1.78%	1.73%	(0.64)%	$19,724	530%
$35.91	17.70%		2.06%	1.71%	(0.99)%	$30,643	622%
$30.51	(22.09)%		2.12%	1.60%	(0.97)%	$11,346	1,070%
$39.16	(6.48)%		1.93%	1.49%	(0.95)%	$20,822	764%
$44.76	13.72%		1.62%	1.56%	(1.07)%	$8,130	732%

$41.55	0.24	%(d)	3.29%	2.73%	(2.17)%	$4,611	249	%(d)
$41.44	26.22	%(f)	2.78%	2.73%	(1.64)%	$7,105	530%
$32.83	16.50%		3.06%	2.71%	(1.99)%	$2,873	622%
$28.19	(22.85)%		3.12%	2.60%	(1.97)%	$2,725	1,070%
$36.54	(7.41)%		2.93%	2.49%	(1.95)%	$4,677	764%
$42.36	12.51%		2.62%	2.56%	(2.07)%	$4,843	732%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.06 to the net asset value and 0.16% to the total return. Without this contribution, the net asset value and the total return would have been lower.

(f)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.05 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would have been lower.

(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 205

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$14.56	0.15	(1.24)	(1.09)	(0.35)	—		—	(0.35)
Year Ended July 31, 2011	$12.67	0.37	1.52 (e)	1.89	—	—		—	—
Year Ended July 31, 2010	$12.41	0.05	0.36	0.41	(0.15)	—		—	(0.15)
Year Ended July 31, 2009	$17.36	0.27	(4.79)	(4.52)	(0.16)	—	(f)	(0.27)	(0.43)
Year Ended July 31, 2008	$20.45	0.24	(1.83)	(1.59)	(1.50)	—		—	(1.50)
Year Ended July 31, 2007	$17.21	0.24	3.00	3.24	— (f)	—		—	— (f)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$14.69	0.09	(1.22)	(1.13)	—	—		—	—
Year Ended July 31, 2011	$12.89	0.22	1.58 (e)	1.80	—	—		—	—
Year Ended July 31, 2010	$12.69	(0.08)	0.35	0.27	(0.07)	—		—	(0.07)
Year Ended July 31, 2009	$17.64	0.15	(4.83)	(4.68)	—	—		(0.27)	(0.27)
Year Ended July 31, 2008	$20.56	0.04	(1.88)	(1.84)	(1.08)	—		—	(1.08)
Year Ended July 31, 2007	$17.45	0.05	3.06	3.11	—	—		—	—
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$41.98	(0.12)	(0.13)	(0.25)	—	—		—	—
Year Ended July 31, 2011	$31.01	(0.23)	11.20	10.97	—	—		—	—
Year Ended July 31, 2010	$25.59	(0.16)	5.58	5.42	—	—		—	—
Year Ended July 31, 2009	$50.82	0.10	(25.16)	(25.06)	(0.16)	(0.01)		—	(0.17)
Year Ended July 31, 2008	$72.29	0.56	(20.55)	(19.99)	(1.48)	—		—	(1.48)
Year Ended July 31, 2007	$58.16	0.69	13.49	14.18	(0.05)	—		—	(0.05)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$37.67	(0.29)	(0.11)	(0.40)	—	—		—	—
Year Ended July 31, 2011	$28.10	(0.59)	10.16	9.57	—	—		—	—
Year Ended July 31, 2010	$23.42	(0.44)	5.12	4.68	—	—		—	—
Year Ended July 31, 2009	$46.70	(0.12)	(23.12)	(23.24)	(0.04)	—	(f)	—	(0.04)
Year Ended July 31, 2008	$66.58	(0.04)	(19.03)	(19.07)	(0.81)	—		—	(0.81)
Year Ended July 31, 2007	$54.03	0.04	12.51	12.55	—	—		—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$13.12	(7.25	)%(d)	4.54%	1.82%	2.45%	$4,588	1,435	%(d)
$14.56	14.92%		1.73%	1.73%	2.57%	$7,386	1,579%
$12.67	3.22%		1.86%	1.75%	0.40%	$11,109	1,107%
$12.41	(25.49)%		2.03%	1.94%	2.32%	$8,034	2,221%
$17.36	(8.74)%		1.67%	1.66%	1.16%	$6,553	1,791%
$20.45	18.83%		1.37%	1.37%	1.23%	$18,757	968%

$13.56	(7.69	)%(d)	5.54%	2.82%	1.45%	$566	1,435	%(d)
$14.69	13.88%		2.73%	2.73%	1.57%	$296	1,579%
$12.89	2.16%		2.86%	2.75%	(0.60)%	$1,610	1,107%
$12.69	(26.16)%		3.03%	2.94%	1.32%	$1,581	2,221%
$17.64	(9.66)%		2.67%	2.66%	0.16%	$1,666	1,791%
$20.56	17.82%		2.37%	2.37%	0.23%	$2,610	968%

$41.73	(0.60	)%(d)	1.81%	1.81%	(0.66)%	$81,372	1	%(d)
$41.98	35.38%		1.62%	1.62%	(0.61)%	$101,927	450%
$31.01	21.18%		1.65%	1.65%	(0.53)%	$97,062	741%
$25.59	(49.27)%		1.65%	1.65%	0.40%	$61,531	697%
$50.82	(28.23)%		1.50%	1.50%	0.87%	$94,384	350%
$72.29	24.38%		1.45%	1.45%	0.98%	$147,984	370%

$37.27	(1.09	)%(d)	2.81%	2.81%	(1.66)%	$5,453	1	%(d)
$37.67	34.09%		2.62%	2.62%	(1.61)%	$6,218	450%
$28.10	19.98%		2.65%	2.65%	(1.53)%	$4,551	741%
$23.42	(49.77)%		2.65%	2.65%	(0.60)%	$5,752	697%
$46.70	(28.98)%		2.50%	2.50%	(0.13)%	$9,534	350%
$66.58	23.23%		2.45%	2.45%	(0.02)%	$11,082	370%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

206 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$43.36	(0.20)	(3.14)	(3.34)	—	—
Year Ended July 31, 2011	$28.74	(0.44)	15.06	14.62	—	—
Year Ended July 31, 2010	$20.59	(0.22)	8.37	8.15	— (e)	— (e)
Year Ended July 31, 2009	$42.88	(0.09)	(22.19)	(22.28)	(0.01)	(0.01)
Year Ended July 31, 2008	$52.65	0.16	(9.54)	(9.38)	(0.39)	(0.39)
Year Ended July 31, 2007	$42.52	0.33	10.18	10.51	(0.38)	(0.38)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$39.41	(0.36)	(2.87)	(3.23)	—	—
Year Ended July 31, 2011	$26.38	(0.81)	13.84	13.03	—	—
Year Ended July 31, 2010	$19.09	(0.47)	7.76	7.29	—	—
Year Ended July 31, 2009	$40.09	(0.27)	(20.73)	(21.00)	—	—
Year Ended July 31, 2008	$49.36	(0.31)	(8.96)	(9.27)	—	—
Year Ended July 31, 2007	$39.93	(0.17)	9.60	9.43	—	—
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$19.88	(0.10)	(1.74)	(1.84)	—	—
Year Ended July 31, 2011	$13.64	(0.25)	6.49	6.24	—	—
Year Ended July 31, 2010	$10.53	(0.16)	3.27	3.11	—	—
Year Ended July 31, 2009	$23.26	(0.07)	(12.65)	(12.72)	(0.01)	(0.01)
Year Ended July 31, 2008	$29.82	0.07	(6.61)	(6.54)	(0.02)	(0.02)
Year Ended July 31, 2007	$26.21	0.24	3.42	3.66	(0.05)	(0.05)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$17.84	(0.17)	(1.57)	(1.74)	—	—
Year Ended July 31, 2011	$12.36	(0.41)	5.89	5.48	—	—
Year Ended July 31, 2010	$9.64	(0.28)	3.00	2.72	—	—
Year Ended July 31, 2009	$21.53	(0.17)	(11.72)	(11.89)	—	—
Year Ended July 31, 2008	$27.87	(0.17)	(6.17)	(6.34)	—	—
Year Ended July 31, 2007	$24.70	(0.05)	3.22	3.17	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$40.02	(7.70	)%(d)	1.95%	1.95%	(1.15)%	$36,556	7	%(d)
$43.36	50.87%		1.64%	1.64%	(1.06)%	$63,175	82%
$28.74	39.60%		1.68%	1.68%	(0.76)%	$31,639	329%
$20.59	(51.97)%		1.76%	1.76%	(0.44)%	$28,094	469%
$42.88	(17.94)%		1.54%	1.54%	0.34%	$50,581	348%
$52.65	24.78%		1.46%	1.46%	0.63%	$84,108	334%

$36.18	(8.20	)%(d)	2.95%	2.95%	(2.15)%	$3,256	7	%(d)
$39.41	49.39%		2.64%	2.64%	(2.06)%	$2,032	82%
$26.38	38.19%		2.68%	2.68%	(1.76)%	$2,535	329%
$19.09	(52.38)%		2.76%	2.76%	(1.44)%	$1,862	469%
$40.09	(18.76)%		2.54%	2.54%	(0.66)%	$4,747	348%
$49.36	23.59%		2.46%	2.46%	(0.37)%	$9,209	334%

$18.04	(9.26	)%(d)	1.90%	1.88%	(1.34)%	$36,693	—(	d),(f)
$19.88	45.75%		1.70%	1.70%	(1.31)%	$48,580	102%
$13.64	29.53%		1.77%	1.76%	(1.23)%	$39,627	118%
$10.53	(54.70)%		1.80%	1.80%	(0.73)%	$26,338	203%
$23.26	(21.93)%		1.49%	1.49%	0.28%	$56,505	142%
$29.82	13.94%		1.42%	1.42%	0.78%	$124,568	182%

$16.10	(9.75	)%(d)	2.90%	2.88%	(2.34)%	$2,072	—(	d),(f)
$17.84	44.34%		2.69%	2.69%	(2.30)%	$2,366	102%
$12.36	28.22%		2.77%	2.76%	(2.23)%	$1,939	118%
$9.64	(55.23)%		2.80%	2.80%	(1.73)%	$1,933	203%
$21.53	(22.75)%		2.49%	2.49%	(0.72)%	$3,355	142%
$27.87	12.83%		2.42%	2.42%	(0.22)%	$7,170	182%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Amount is less than 0.50%.

See accompanying notes to the financial statements.

Financial Highlights :: 207

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Contributions
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$30.34	(0.12)	1.84	1.72	—	—	—	—
Year Ended July 31, 2011	$22.39	(0.21)	8.16	7.95	—	—	—	—
Year Ended July 31, 2010	$17.35	(0.09)	5.13	5.04	— (g)	—	— (g)	—
Year Ended July 31, 2009	$31.25	0.05	(14.16)	(14.11)	(0.18)	—	(0.18)	0.39	(h)
Year Ended July 31, 2008	$44.69	0.52	(13.65)	(13.13)	(0.15)	(0.16)	(0.31)	—
Year Ended July 31, 2007	$33.43	0.60	10.93	11.53	(0.13)	(0.14)	(0.27)	—
Service Class
Six Months Ended January 31, 2012 (unaudited)	$28.55	(0.25)	1.71	1.46	—	—	—	—
Year Ended July 31, 2011	$21.28	(0.48)	7.75	7.27	—	—	—	—
Year Ended July 31, 2010	$16.64	(0.30)	4.94	4.64	—	—	—	—
Year Ended July 31, 2009	$29.98	(0.10)	(13.59)	(13.69)	(0.04)	—	(0.04)	0.39	(h)
Year Ended July 31, 2008	$43.18	0.14	(13.18)	(13.04)	—	(0.16)	(0.16)	—
Year Ended July 31, 2007	$32.52	0.21	10.59	10.80	—	(0.14)	(0.14)	—
UltraNASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$29.88	(0.14)	1.45	1.31	—	—	—	—
Year Ended July 31, 2011	$19.15	(0.26)	10.99	10.73	—	—	—	—
Year Ended July 31, 2010	$14.84	(0.20)	4.51	4.31	—	—	—	—
Year Ended July 31, 2009	$24.40	(0.12)	(9.44)	(9.56)	—	—	—	—
Year Ended July 31, 2008	$29.66	(0.14)	(5.12)	(5.26)	—	—	—	—
Year Ended July 31, 2007	$19.59	(0.08)	10.15	10.07	—	—	—	—
Service Class
Six Months Ended January 31, 2012 (unaudited)	$26.48	(0.26)	1.30	1.04	—	—	—	—
Year Ended July 31, 2011	$17.14	(0.49)	9.83	9.34	—	—	—	—
Year Ended July 31, 2010	$13.40	(0.37)	4.11	3.74	—	—	—	—
Year Ended July 31, 2009	$22.28	(0.24)	(8.64)	(8.88)	—	—	—	—
Year Ended July 31, 2008	$27.34	(0.40)	(4.66)	(5.06)	—	—	—	—
Year Ended July 31, 2007	$18.24	(0.32)	9.42	9.10	—	—	—	—

			Ratios to Average Net Assets					Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$32.06	5.67	%(d)	1.85%	1.75	%(e)	(0.85)%		$29,252	—
$30.34	35.51%		1.78%	1.72%		(0.74	)%(f)	$18,046	—	(f)
$22.39	29.07%		1.79%	1.75%		(0.42)%		$9,690	181%
$17.35	(43.87	)%(h)	1.84%	1.84%		0.33%		$13,891	230%
$31.25	(29.58)%		1.55%	1.55%		1.27%		$22,668	282%
$44.69	34.58%		1.47%	1.47%		1.45%		$39,544	525%

$30.01	5.08	%(d)	2.85%	2.75	%(e)	(1.85)%		$2,968	—
$28.55	34.21%		2.78%	2.72%		(1.74)%		$1,951	—	(f)
$21.28	27.88%		2.79%	2.75%		(1.42)%		$5,297	181%
$16.64	(44.37	)%(h)	2.84%	2.84%		(0.67)%		$2,295	230%
$29.98	(30.31)%		2.55%	2.55%		0.27%		$2,693	282%
$43.18	33.25%		2.47%	2.47%		0.45%		$3,475	525%

$31.19	4.38	%(d)	1.77%	1.77%		(1.07)%		$115,893	2	%(d)
$29.88	56.03%		1.61%	1.61%		(1.02)%		$121,051	34%
$19.15	29.04%		1.62%	1.62%		(1.09)%		$114,365	31%
$14.84	(39.18)%		1.61%	1.61%		(0.99)%		$104,317	338%
$24.40	(17.73)%		1.46%	1.46%		(0.48)%		$181,556	291%
$29.66	51.40%		1.40%	1.40%		(0.30)%		$248,250	156%

$27.52	3.89	%(d)	2.77%	2.77%		(2.07)%		$5,665	2	%(d)
$26.48	54.55%		2.61%	2.61%		(2.02)%		$5,684	34%
$17.14	27.91%		2.62%	2.62%		(2.09)%		$8,268	31%
$13.40	(39.86)%		2.61%	2.61%		(1.99)%		$5,274	338%
$22.28	(18.51)%		2.46%	2.46%		(1.48)%		$10,493	291%
$27.34	49.89%		2.40%	2.40%		(1.30)%		$14,774	156%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate significantly decreased due to there being no sales or purchases of equity securities during the year.
(g)	Amount is less than $0.005.
(h)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $0.39 to the net asset value and 2.26% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

208 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Contributions
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$14.14	(0.10)	(3.60)	(3.70)	—	—	—	—
Year Ended July 31, 2011	$11.21	(0.22)	3.15	2.93	—	—	—	—
Year Ended July 31, 2010	$11.14	(0.21)	0.28	0.07	—	—	—	—
Year Ended July 31, 2009	$25.09	(0.12)	(13.81)	(13.93)	(0.09)	—	(0.09)	0.07	(g)
Year Ended July 31, 2008	$36.45	0.79	(11.86)	(11.07)	(0.29)	—	(0.29)	—
Year Ended July 31, 2007	$27.55	1.30	8.14	9.44	(0.32)	(0.22)	(0.54)	—
Service Class
Six Months Ended January 31, 2012 (unaudited)	$13.68	(0.15)	(3.48)	(3.63)	—	—	—	—
Year Ended July 31, 2011	$10.96	(0.36)	3.08	2.72	—	—	—	—
Year Ended July 31, 2010	$11.00	(0.33)	0.29	(0.04)	—	—	—	—
Year Ended July 31, 2009	$24.77	(0.23)	(13.61)	(13.84)	—	—	—	0.07	(g)
Year Ended July 31, 2008	$36.06	0.45	(11.74)	(11.29)	—	—	—	—
Year Ended July 31, 2007	$27.47	0.95	8.11	9.06	(0.25)	(0.22)	(0.47)	—
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$16.60	(0.01)	(2.71)	(2.72)	(0.03)	—	(0.03)	—
Year Ended July 31, 2011	$14.53	0.05	2.02	2.07	—	—	—	—
Year Ended July 31, 2010	$12.30	(0.04)	2.27	2.23	—	—	—	—
Year Ended July 31, 2009	$29.73	0.05	(17.21)	(17.16)	(0.27)	—	(0.27)	—
Year Ended July 31, 2008	$45.85	1.10	(2.42)	(1.32)	(0.62)	(14.18)	(14.80)	—
Year Ended July 31, 2007	$24.09	1.38	20.68	22.06	(0.30)	—	(0.30)	—
Service Class
Six Months Ended January 31, 2012 (unaudited)	$16.38	(0.07)	(2.68)	(2.75)	—	—	—	—
Year Ended July 31, 2011	$14.48	(0.12)	2.02	1.90	—	—	—	—
Year Ended July 31, 2010	$12.37	(0.18)	2.29	2.11	—	—	—	—
Year Ended July 31, 2009	$29.09	(0.05)	(16.67)	(16.72)	— (i)	—	— (i)	—
Year Ended July 31, 2008	$45.31	0.67	(2.35)	(1.68)	(0.36)	(14.18)	(14.54)	—
Year Ended July 31, 2007	$24.02	1.01	20.51	21.52	(0.23)	—	(0.23)	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$10.44	(26.17	)%(d)	2.11%	2.11	%(e)	(2.08)%	$30,491	—
$14.14	26.14%		1.66%	1.63%		(1.56)%	$23,935	1,297	%(f)
$11.21	0.63%		1.87%	1.73%		(1.66)%	$10,496	—
$11.14	(55.14	)%(g)	1.84%	1.84%		(1.29)%	$19,350	—
$25.09	(30.59)%		1.58%	1.58%		2.33%	$14,995	—
$36.45	34.38%		1.48%	1.48%		3.72%	$35,554	—

$10.05	(26.54	)%(d)	3.11%	3.11	%(e)	(3.08)%	$1,227	—
$13.68	24.82%		2.66%	2.63%		(2.56)%	$639	1,297	%(f)
$10.96	(0.36)%		2.87%	2.73%		(2.66)%	$1,245	—
$11.00	(55.59	)%(g)	2.84%	2.84%		(2.29)%	$2,355	—
$24.77	(31.31)%		2.58%	2.58%		1.33%	$5,049	—
$36.06	33.10%		2.48%	2.48%		2.72%	$6,007	—

$13.85	(16.36	)%(d)	1.94%	1.94%		(0.21)%	$63,879	79	%(d)
$16.60	14.32%		1.66%	1.66%		0.28%	$46,541	137%
$14.53	18.13%		1.63%	1.63%		(0.24)%	$63,667	134%
$12.30	(57.03)%		1.61%	1.61%		0.48%	$88,047	50%
$29.73	(11.04)%		1.44%	1.44%		2.51%	$123,040	381	%(h)
$45.85	91.96%		1.37%	1.37%		3.89%	$243,763	—

$13.63	(16.79	)%(d)	2.94%	2.94%		(1.21)%	$4,384	79	%(d)
$16.38	13.12%		2.66%	2.66%		(0.72)%	$4,126	137%
$14.48	17.06%		2.63%	2.63%		(1.24)%	$6,993	134%
$12.37	(57.48)%		2.61%	2.61%		(0.52)%	$7,368	50%
$29.09	(11.93)%		2.44%	2.44%		1.51%	$9,848	381	%(h)
$45.31	89.91%		2.37%	2.37%		2.89%	$11,471	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(g)

The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.07 to the net asset value and 0.99% to the total return. Without this contribution, the net asset value and total return would have been lower.

(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of equity securities.
(i)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 209

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$13.16	0.03	(1.97)	(1.94)	(0.15)	—	(0.15)
Year Ended July 31, 2011	$11.15	0.07	2.01	2.08	(0.07)	—	(0.07)
Year Ended July 31, 2010	$7.99	0.06	3.12	3.18	(0.02)	—	(0.02)
Year Ended July 31, 2009	$27.80	0.03	(19.79)	(19.76)	(0.05)	—	(0.05)
October 16, 2007 through July 31, 2008(f)	$30.00	0.19	(1.83)	(1.64)	(0.07)	(0.49)	(0.56)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$12.93	(0.01)	(1.92)	(1.93)	(0.03)	—	(0.03)
Year Ended July 31, 2011	$11.01	(0.06)	1.98	1.92	—	—	—
Year Ended July 31, 2010	$7.95	(0.05)	3.11	3.06	—	—	—
Year Ended July 31, 2009	$27.66	(0.02)	(19.69)	(19.71)	— (h)	—	— (h)
October 16, 2007 through July 31, 2008(f)	$30.00	(0.07)	(1.73)	(1.80)	(0.05)	(0.49)	(0.54)
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$12.84	— (h)	(4.38)	(4.38)	—	—	—
Year Ended July 31, 2011	$10.46	(0.08)	2.57	2.49	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.92	(0.07)	0.61	0.54	— (h)	—	— (h)
Year Ended July 31, 2009	$19.09	0.01	(9.16)	(9.15)	(0.02)	—	(0.02)
February 4, 2008 through July 31, 2008(f)	$30.00	0.04	(10.95)	(10.91)	—	—	—
Service Class
Six Months Ended January 31, 2012 (unaudited)	$12.42	(0.04)	(4.23)	(4.27)	—	—	—
Year Ended July 31, 2011	$10.23	(0.21)	2.51	2.30	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.81	(0.17)	0.59	0.42	—	—	—
Year Ended July 31, 2009	$18.99	(0.05)	(9.13)	(9.18)	—	—	—
February 4, 2008 through July 31, 2008(f)	$30.00	(0.07)	(10.94)	(11.01)	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$11.07	(14.45	)%(d)	2.03%	2.03	%(e)	0.71%	$23,791	83	%(d)
$13.16	18.58%		1.66%	1.66%		0.50%	$30,002	88%
$11.15	39.78%		1.64%	1.64%		0.56%	$46,022	172%
$7.99	(70.90)%		1.80%	1.80%		0.53%	$41,757	654%
$27.80	(5.47	)%(d)	1.66%	1.66	%(g)	0.75%	$28,156	685	%(d)

$10.97	(14.88	)%(d)	3.03%	3.03	%(e)	(0.29)%	$2,442	83	%(d)
$12.93	17.44%		2.66%	2.66%		(0.50)%	$2,150	88%
$11.01	38.32%		2.64%	2.64%		(0.44)%	$3,821	172%
$7.95	(71.20)%		2.80%	2.80%		(0.47)%	$5,301	654%
$27.66	(6.00	)%(d)	2.66%	2.66	%(g)	(0.25)%	$2,557	685	%(d)

$8.46	(34.11	)%(d)	2.12%	1.73%		0.04%	$13,987	138	%(d)
$12.84	23.88%		1.77%	1.73%		(0.65)%	$19,688	216%
$10.46	5.45%		1.85%	1.71%		(0.72)%	$18,961	331%
$9.92	(47.79)%		1.89%	1.86%		0.17%	$52,400	349%
$19.09	(36.37	)%(d)	2.15%	1.95%		0.36%	$12,374	5	%(d)

$8.15	(34.38	)%(d)	3.12%	2.73%		(0.96)%	$867	138	%(d)
$12.42	22.56%		2.77%	2.73%		(1.65)%	$836	216%
$10.23	4.28%		2.85%	2.71%		(1.72)%	$1,041	331%
$9.81	(48.34)%		2.89%	2.86%		(0.83)%	$3,754	349%
$18.99	(36.70	)%(d)	3.15%	2.95%		(0.64)%	$574	5	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)	Period from commencement of operations.
(g)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.64% and 2.64% for the Investor Class and Service Class, respectively, for the period ended July 31, 2008.

(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

210 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$7.75	(0.05)	(1.67)	(1.72)	—	—		—	—
Year Ended July 31, 2011	$7.82	(0.13)	0.06	(0.07)	—	—		—	—
Year Ended July 31, 2010	$10.33	(0.17)	(2.34)	(2.51)	—	—		—	—
Year Ended July 31, 2009	$24.74	(0.12)	(14.17)	(14.29)	(0.09)	(0.03)		—	(0.12)
Year Ended July 31, 2008	$47.88	0.69	(21.03)	(20.34)	(2.80)	—	(f)	—	(2.80)
Year Ended July 31, 2007	$58.53	1.87	12.42	14.29	(1.79)	—		(23.15)	(24.94)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$7.16	(0.08)	(1.54)	(1.62)	—	—		—	—
Year Ended July 31, 2011	$7.30	(0.21)	0.07	(0.14)	—	—		—	—
Year Ended July 31, 2010	$9.74	(0.26)	(2.18)	(2.44)	—	—		—	—
Year Ended July 31, 2009	$23.24	(0.21)	(13.29)	(13.50)	—	—		—	—
Year Ended July 31, 2008	$44.57	0.36	(19.73)	(19.37)	(1.96)	—	(f)	—	(1.96)
Year Ended July 31, 2007	$55.85	1.34	11.77	13.11	(1.24)	—		(23.15)	(24.39)
Bear ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$19.02	(0.17)	(1.32)	(1.49)	—	—		—	—
Year Ended July 31, 2011	$23.60	(0.34)	(4.24)	(4.58)	—	—		—	—
Year Ended July 31, 2010	$28.28	(0.38)	(4.30)	(4.68)	—	—		—	—
Year Ended July 31, 2009	$29.15	(0.37)	1.43	1.06	(0.07)	—		(1.86)	(1.93)
Year Ended July 31, 2008	$26.32	0.39	3.28	3.67	(0.83)	(0.01)		—	(0.84)
Year Ended July 31, 2007	$29.96	1.02	(3.11)	(2.09)	(1.55)	—	(f)	—	(1.55)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$19.07	(0.26)	(1.33)	(1.59)	—	—		—	—
Year Ended July 31, 2011	$23.90	(0.55)	(4.28)	(4.83)	—	—		—	—
Year Ended July 31, 2010	$28.92	(0.63)	(4.39)	(5.02)	—	—		—	—
Year Ended July 31, 2009	$30.02	(0.71)	1.47	0.76	—	—		(1.86)	(1.86)
Year Ended July 31, 2008	$26.57	0.11	3.42	3.53	(0.08)	—	(f)	—	(0.08)
Year Ended July 31, 2007	$28.82	0.75	(3.00)	(2.25)	—	—		—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$6.03	(22.19	)%(d)	2.20%	1.73%	(1.72)%	$10,751	—
$7.75	(0.90)%		1.91%	1.73%	(1.66)%	$15,737	1,297%
$7.82	(24.30)%		1.90%	1.79%	(1.73)%	$16,633	1,298	%(e)
$10.33	(57.68)%		1.84%	1.84%	(1.15)%	$25,137	—
$24.74	(44.16)%		1.66%	1.66%	2.09%	$63,590	—
$47.88	23.46%		1.57%	1.57%	3.34%	$111,087	—

$5.54	(22.73	)%(d)	3.19%	2.72%	(2.71)%	$292	—
$7.16	(1.78)%		2.91%	2.73%	(2.66)%	$235	1,297%
$7.30	(25.05)%		2.90%	2.79%	(2.73)%	$375	1,298	%(e)
$9.74	(58.09)%		2.84%	2.84%	(2.15)%	$797	—
$23.24	(44.74)%		2.66%	2.66%	1.09%	$1,103	—
$44.57	22.25%		2.57%	2.57%	2.34%	$4,915	—

$17.53	(7.88	)%(d)	1.75%	1.73%	(1.72)%	$37,265	—
$19.02	(19.36)%		1.74%	1.74%	(1.64)%	$57,483	1,297%
$23.60	(16.55)%		1.65%	1.65%	(1.56)%	$94,598	1,300	%(e)
$28.28	2.26%		1.68%	1.68%	(1.09)%	$74,982	—
$29.15	14.48%		1.56%	1.56%	1.41%	$157,729	—
$26.32	(6.91)%		1.56%	1.48%	3.80%	$38,299	—

$17.48	(8.34	)%(d)	2.74%	2.72%	(2.71)%	$5,972	—
$19.07	(20.21)%		2.74%	2.74%	(2.64)%	$3,503	1,297%
$23.90	(17.36)%		2.65%	2.65%	(2.56)%	$3,332	1,300	%(e)
$28.92	1.24%		2.68%	2.68%	(2.09)%	$2,308	—
$30.02	13.33%		2.56%	2.56%	0.41%	$2,797	—
$26.57	(7.81)%		2.56%	2.48%	2.80%	$2,079	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 211

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Capital Contributions
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$8.69	(0.08)	(0.79)	(0.87)	—	—	—
Year Ended July 31, 2011	$11.59	(0.16)	(2.74)	(2.90)	—	—	—
Year Ended July 31, 2010	$15.06	(0.23)	(3.24)	(3.47)	—	—	—
Year Ended July 31, 2009	$16.40	(0.22)	(0.84)	(1.06)	(0.28)	(0.28)	—
Year Ended July 31, 2008	$16.48	0.35	0.40	0.75	(0.83)	(0.83)	—
Year Ended July 31, 2007	$18.58	0.62	(1.73)	(1.11)	(0.99)	(0.99)	—
Service Class
Six Months Ended January 31, 2012 (unaudited)	$9.02	(0.13)	(0.81)	(0.94)	—	—	—
Year Ended July 31, 2011	$12.14	(0.26)	(2.86)	(3.12)	—	—	—
Year Ended July 31, 2010	$15.96	(0.37)	(3.45)	(3.82)	—	—	—
Year Ended July 31, 2009	$17.30	(0.41)	(0.93)	(1.34)	—	—	—
Year Ended July 31, 2008	$17.25	0.18	0.46	0.64	(0.59)	(0.59)	—
Year Ended July 31, 2007	$18.50	0.45	(1.70)	(1.25)	—	—	—
Short NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$8.53	(0.07)	(0.77)	(0.84)	—	—	—
Year Ended July 31, 2011	$11.42	(0.15)	(2.74)	(2.89)	—	—	—
Year Ended July 31, 2010	$14.16	(0.20)	(2.54)	(2.74)	—	—	—
Year Ended July 31, 2009	$15.29	(0.25)	(2.26)	(2.51)	(0.06)	(0.06)	1.44	(f)
Year Ended July 31, 2008	$16.24	0.29	0.08	0.37	(1.32)	(1.32)	—
Year Ended July 31, 2007	$20.91	0.71	(4.14)	(3.43)	(1.24)	(1.24)	—
Service Class
Six Months Ended January 31, 2012 (unaudited)	$8.33	(0.11)	(0.76)	(0.87)	—	—	—
Year Ended July 31, 2011	$11.26	(0.24)	(2.69)	(2.93)	—	—	—
Year Ended July 31, 2010	$14.09	(0.32)	(2.51)	(2.83)	—	—	—
Year Ended July 31, 2009	$15.33	(0.44)	(2.24)	(2.68)	—	—	1.44	(f)
Year Ended July 31, 2008	$15.96	0.13	0.12	0.25	(0.88)	(0.88)	—
Year Ended July 31, 2007	$20.35	0.54	(4.07)	(3.53)	(0.86)	(0.86)	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$7.82	(10.01	)%(d)	2.02%	1.73%	(1.72)%	$6,018	—
$8.69	(25.02)%		1.95%	1.73%	(1.63)%	$14,709	—
$11.59	(23.04)%		2.00%	1.84%	(1.77)%	$7,854	—
$15.06	(6.87)%		1.82%	1.82%	(1.17)%	$16,287	—
$16.40	4.80%		1.62%	1.62%	2.13%	$10,935	—
$16.48	(5.72)%		1.58%	1.58%	3.70%	$25,758	—

$8.08	(10.42	)%(d)	3.02%	2.73%	(2.72)%	$102	—
$9.02	(25.70)%		2.95%	2.73%	(2.63)%	$667	—
$12.14	(23.93)%		3.00%	2.84%	(2.77)%	$18,870	—
$15.96	(7.75)%		2.82%	2.82%	(2.17)%	$6,013	—
$17.30	3.89%		2.62%	2.62%	1.13%	$1,241	—
$17.25	(6.76)%		2.58%	2.58%	2.70%	$992	—

$7.69	(9.85	)%(d)	2.22%	1.73%	(1.72)%	$3,078	—
$8.53	(25.31)%		1.92%	1.73%	(1.64)%	$13,386	1,297%
$11.42	(19.35)%		1.83%	1.71%	(1.64)%	$6,488	1,298	%(e)
$14.16	(7.10	)%(f)	1.99%	1.86%	(1.43)%	$9,957	—
$15.29	3.15%		1.74%	1.71%	1.85%	$11,365	—
$16.24	(16.68)%		1.54%	1.49%	3.93%	$12,814	—

$7.46	(10.44	)%(d)	3.22%	2.73%	(2.72)%	$77	—
$8.33	(25.96)%		2.92%	2.73%	(2.64)%	$2,450	1,297%
$11.26	(20.16)%		2.83%	2.71%	(2.64)%	$257	1,298	%(e)
$14.09	(8.09	)%(f)	2.99%	2.86%	(2.43)%	$137	—
$15.33	2.16%		2.74%	2.71%	0.85%	$479	—
$15.96	(17.59)%		2.54%	2.49%	2.93%	$4,424	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(f)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $1.44 to the net asset value and 7.19% to the total return. Without this contribution, the net asset value and total return would be lower.

See accompanying notes to the financial statements.

212 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$6.00	(0.05)	(1.06)	(1.11)	—	—		—
Year Ended July 31, 2011	$9.31	(0.11)	(3.20)	(3.31)	—	—		—
Year Ended July 31, 2010	$13.69	(0.16)	(4.22)	(4.38)	—	—		—
Year Ended July 31, 2009	$16.10	(0.22)	(2.06)	(2.28)	(0.05)	(0.08)		(0.13)
Year Ended July 31, 2008	$13.62	0.26	2.68	2.94	(0.46)	—	(f)	(0.46)
Year Ended July 31, 2007	$17.28	0.55	(3.53)	(2.98)	(0.68)	—	(f)	(0.68)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$5.91	(0.09)	(1.03)	(1.12)	—	—		—
Year Ended July 31, 2011	$9.26	(0.18)	(3.17)	(3.35)	—	—		—
Year Ended July 31, 2010	$13.72	(0.27)	(4.19)	(4.46)	—	—		—
Year Ended July 31, 2009	$16.19	(0.42)	(2.05)	(2.47)	—	—		—
Year Ended July 31, 2008	$13.57	0.12	2.73	2.85	(0.23)	—	(f)	(0.23)
Year Ended July 31, 2007	$17.21	0.41	(3.52)	(3.11)	(0.53)	—	(f)	(0.53)
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$3.17	(0.03)	(0.58)	(0.61)	—	—		—
Year Ended July 31, 2011	$5.58	(0.06)	(2.35)	(2.41)	—	—		—
Year Ended July 31, 2010	$10.06	(0.12)	(4.36)	(4.48)	—	—		—
Year Ended July 31, 2009	$13.73	(0.23)	(3.09)	(3.32)	(0.35)	—		(0.35)
Year Ended July 31, 2008	$13.20	0.31	0.40	0.71	(0.18)	—		(0.18)
Year Ended July 31, 2007	$17.36	0.54	(3.97)	(3.43)	(0.73)	—		(0.73)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$3.07	(0.05)	(0.55)	(0.60)	—	—		—
Year Ended July 31, 2011	$5.45	(0.10)	(2.28)	(2.38)	—	—		—
Year Ended July 31, 2010	$9.93	(0.19)	(4.29)	(4.48)	—	—		—
Year Ended July 31, 2009	$13.53	(0.40)	(3.11)	(3.51)	(0.09)	—		(0.09)
Year Ended July 31, 2008	$13.00	0.17	0.40	0.57	(0.04)	—		(0.04)
Year Ended July 31, 2007	$17.02	0.40	(3.92)	(3.52)	(0.50)	—		(0.50)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$4.89	(18.50	)%(d)	1.77%	1.77%	(1.76)%	$26,211	—
$6.00	(35.55)%		1.64%	1.64%	(1.55)%	$43,304	1,297%
$9.31	(31.99)%		1.62%	1.62%	(1.54)%	$73,551	1,300	%(e)
$13.69	(14.45)%		1.59%	1.59%	(1.07)%	$73,061	—
$16.10	22.51%		1.49%	1.49%	1.85%	$122,417	—
$13.62	(17.28)%		1.42%	1.42%	3.88%	$100,229	—

$4.79	(18.95	)%(d)	2.77%	2.77%	(2.76)%	$700	—
$5.91	(36.18)%		2.64%	2.64%	(2.55)%	$3,433	1,297%
$9.26	(32.51)%		2.62%	2.62%	(2.54)%	$5,668	1,300	%(e)
$13.72	(15.26)%		2.58%	2.58%	(2.06)%	$6,555	—
$16.19	21.45%		2.49%	2.49%	0.85%	$10,981	—
$13.57	(18.09)%		2.42%	2.42%	2.88%	$11,326	—

$2.56	(19.56	)%(d)	2.30%	1.73%	(1.72)%	$2,437	—
$3.17	(43.09)%		2.70%	1.73%	(1.65)%	$5,956	—
$5.58	(44.63)%		2.24%	1.85%	(1.78)%	$3,203	—
$10.06	(25.44)%		1.87%	1.79%	(1.33)%	$6,389	—
$13.73	5.50%		1.63%	1.57%	2.30%	$7,390	—
$13.20	(20.08)%		1.67%	1.53%	3.79%	$18,616	—

$2.47	(19.87	)%(d)	3.30%	2.73%	(2.72)%	$136	—
$3.07	(43.67)%		3.70%	2.73%	(2.65)%	$659	—
$5.45	(45.12)%		3.24%	2.85%	(2.78)%	$353	—
$9.93	(26.27)%		2.87%	2.79%	(2.33)%	$277	—
$13.53	4.39%		2.63%	2.57%	1.30%	$1,813	—
$13.00	(20.88)%		2.67%	2.53%	2.79%	$5,072	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund(d)
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$12.65	(0.11)	(3.24)	(3.35)	—	—	—
Year Ended July 31, 2011	$22.85	(0.25)	(9.95)	(10.20)	—	—	—
Year Ended July 31, 2010	$41.15	(0.45)	(17.85)	(18.30)	—	—	—
Year Ended July 31, 2009	$68.65	(0.65)	(20.50)	(21.15)	(6.35)	—	(6.35)
Year Ended July 31, 2008	$69.95	1.50	(1.25)	0.25	(1.55)	—	(1.55)
Year Ended July 31, 2007	$88.80	2.70	(17.50)	(14.80)	(4.05)	—	(4.05)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$12.90	(0.18)	(3.28)	(3.46)	—	—	—
Year Ended July 31, 2011	$23.50	(0.40)	(10.20)	(10.60)	—	—	—
Year Ended July 31, 2010	$42.80	(0.75)	(18.55)	(19.30)	—	—	—
Year Ended July 31, 2009	$68.70	(1.35)	(22.30)	(23.65)	(2.25)	—	(2.25)
Year Ended July 31, 2008	$70.05	0.80	(1.15)	(0.35)	(1.00)	—	(1.00)
Year Ended July 31, 2007	$88.60	2.00	(17.45)	(15.45)	(3.10)	—	(3.10)
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$7.34	(0.06)	(1.42)	(1.48)	—	—	—
Year Ended July 31, 2011	$11.16	(0.14)	(3.68)	(3.82)	—	—	—
Year Ended July 31, 2010	$17.37	(0.22)	(5.98)	(6.20)	—	(0.01)	(0.01)
Year Ended July 31, 2009	$20.35	(0.31)	(2.57)	(2.88)	—	(0.10)	(0.10)
Year Ended July 31, 2008	$17.09	0.31	3.67	3.98	(0.72)	—	(0.72)
Year Ended July 31, 2007	$23.23	0.69	(6.09)	(5.40)	(0.74)	—	(0.74)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$7.09	(0.10)	(1.35)	(1.45)	—	—	—
Year Ended July 31, 2011	$10.90	(0.23)	(3.58)	(3.81)	—	—	—
Year Ended July 31, 2010	$17.12	(0.33)	(5.88)	(6.21)	—	(0.01)	(0.01)
Year Ended July 31, 2009	$20.27	(0.55)	(2.50)	(3.05)	—	(0.10)	(0.10)
Year Ended July 31, 2008	$16.78	0.13	3.69	3.82	(0.33)	—	(0.33)
Year Ended July 31, 2007	$22.94	0.51	(6.03)	(5.52)	(0.64)	—	(0.64)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$9.30	(26.48	)%(e)	2.11%	1.73%	(1.72)%	$13,788	—
$12.65	(44.64)%		1.93%	1.73%	(1.63)%	$11,983	1,297%
$22.85	(44.40)%		1.86%	1.66%	(1.59)%	$34,025	1,300	%(f)
$41.15	(35.45)%		2.05%	1.88%	(0.95)%	$20,224	—
$68.65	0.45%		1.46%	1.46%	2.10%	$134,257	—
$69.95	(16.37)%		1.44%	1.44%	3.87%	$273,206	—

$9.44	(26.82	)%(e)	3.11%	2.73%	(2.72)%	$1,338	—
$12.90	(45.11)%		2.93%	2.74%	(2.63)%	$2,023	1,297%
$23.50	(45.09)%		2.86%	2.66%	(2.59)%	$4,430	1,300	%(f)
$42.80	(36.03)%		3.05%	2.88%	(1.95)%	$13,639	—
$68.70	(0.47)%		2.46%	2.46%	1.10%	$9,994	—
$70.05	(17.24)%		2.44%	2.44%	2.87%	$17,457	—

$5.86	(20.03	)%(e)	2.00%	1.73%	(1.72)%	$5,039	—
$7.34	(34.29)%		2.05%	1.73%	(1.64)%	$10,275	—
$11.16	(35.64)%		1.87%	1.80%	(1.72)%	$9,392	—
$17.37	(14.26)%		1.86%	1.86%	(1.31)%	$10,516	—
$20.35	24.47%		1.66%	1.66%	1.75%	$16,981	—
$17.09	(23.47)%		1.55%	1.55%	3.73%	$17,448	—

$5.64	(20.45	)%(e)	3.00%	2.73%	(2.72)%	$570	—
$7.09	(34.95)%		3.05%	2.73%	(2.64)%	$1,264	—
$10.90	(36.28)%		2.87%	2.80%	(2.72)%	$1,231	—
$17.12	(15.15)%		2.86%	2.86%	(2.31)%	$127	—
$20.27	23.32%		2.66%	2.66%	0.75%	$1,176	—
$16.78	(24.26)%		2.55%	2.55%	2.73%	$3,347	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Adjusted for 1:5 reverse stock split that occurred on October 17, 2011.
(e)	Not annualized for periods less than one year.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

214 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions
UltraShort NASDAQ-100 ProFund(d)
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$13.55	(0.13)	(2.74)		(2.87)	—	—		—
Year Ended July 31, 2011	$24.30	(0.30)	(10.45)		(10.75)	—	—		—
Year Ended July 31, 2010	$38.20	(0.45)	(13.45)		(13.90)	—	—		—
Year Ended July 31, 2009	$53.85	(0.65)	(14.00)		(14.65)	(0.70)	(0.30)		(1.00)
Year Ended July 31, 2008	$58.15	1.10	(2.40)		(1.30)	(3.00)	—	(h)	(3.00)
Year Ended July 31, 2007	$92.70	2.70	(34.35)		(31.65)	(2.90)	—		(2.90)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$14.10	(0.20)	(2.87)		(3.07)	—	—		—
Year Ended July 31, 2011	$25.50	(0.45)	(10.95)		(11.40)	—	—		—
Year Ended July 31, 2010	$40.50	(0.80)	(14.20)		(15.00)	—	—		—
Year Ended July 31, 2009	$56.95	(1.20)	(15.25)		(16.45)	—	—		—
Year Ended July 31, 2008	$60.45	0.55	(2.30)		(1.75)	(1.75)	—	(h)	(1.75)
Year Ended July 31, 2007	$95.85	1.95	(35.40)		(33.45)	(1.95)	—		(1.95)
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$7.47	(0.08)	(0.16	)(i)	(0.24)	—	—		—
Year Ended July 31, 2011	$11.76	(0.15)	(4.14)		(4.29)	—	—		—
Year Ended July 31, 2010	$16.38	(0.24)	(4.38)		(4.62)	—	—		—
Year Ended July 31, 2009	$25.48	(0.26)	(8.44)		(8.70)	(0.40)	—		(0.40)
Year Ended July 31, 2008	$21.88	0.43	4.05		4.48	(0.88)	—		(0.88)
Year Ended July 31, 2007	$30.58	1.01	(9.26)		(8.25)	(0.45)	—		(0.45)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$7.34	(0.12)	(0.15	)(i)	(0.27)	—	—		—
Year Ended July 31, 2011	$11.67	(0.24)	(4.09)		(4.33)	—	—		—
Year Ended July 31, 2010	$16.42	(0.37)	(4.38)		(4.75)	—	—		—
Year Ended July 31, 2009	$25.49	(0.59)	(8.42)		(9.01)	(0.06)	—		(0.06)
Year Ended July 31, 2008	$22.00	0.20	4.08		4.28	(0.79)	—		(0.79)
Year Ended July 31, 2007	$30.46	0.78	(9.24)		(8.46)	—	—		—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$10.68	(21.18	)%(e)	2.04%	1.98	%(f)	(1.96)%	$15,785	—
$13.55	(44.24)%		1.77%	1.77%		(1.68)%	$19,242	1,297%
$24.30	(36.39)%		1.73%	1.73%		(1.66)%	$31,146	1,300	%(g)
$38.20	(28.19)%		1.67%	1.67%		(1.01)%	$39,663	—
$53.85	(1.17)%		1.50%	1.50%		2.05%	$118,583	—
$58.15	(34.58)%		1.41%	1.41%		3.96%	$119,669	—

$11.03	(21.77	)%(e)	3.04%	2.98	%(f)	(2.96)%	$413	—
$14.10	(44.71)%		2.77%	2.77%		(2.68)%	$511	1,297%
$25.50	(37.04)%		2.73%	2.73%		(2.66)%	$622	1,300	%(g)
$40.50	(28.88)%		2.67%	2.67%		(2.01)%	$39,465	—
$56.95	(2.29)%		2.50%	2.50%		1.05%	$2,251	—
$60.45	(35.17)%		2.41%	2.41%		2.96%	$3,226	—

$7.23	(3.34	)%(e)	1.87%	1.80	%(f)	(1.78)%	$13,840	—
$7.47	(36.39)%		1.84%	1.84%		(1.76)%	$12,391	—
$11.76	(28.21)%		1.91%	1.89%		(1.80)%	$13,924	—
$16.38	(34.83)%		1.72%	1.72%		(0.84)%	$10,331	—
$25.48	21.69%		1.62%	1.62%		1.93%	$45,556	—
$21.88	(27.12)%		1.52%	1.52%		3.89%	$25,156	—

$7.07	(3.68	)%(e)	2.87%	2.80	%(f)	(2.78)%	$799	—
$7.34	(37.10)%		2.84%	2.84%		(2.76)%	$1,179	—
$11.67	(28.93)%		2.91%	2.89%		(2.80)%	$1,652	—
$16.42	(35.45)%		2.72%	2.72%		(1.84)%	$531	—
$25.49	20.48%		2.62%	2.62%		0.93%	$3,491	—
$22.00	(27.77)%		2.52%	2.52%		2.89%	$404	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Adjusted for 1:5 reverse stock split that occurred on October 17, 2011.
(e)	Not annualized for periods less than one year.
(f)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(h)	Amount is less than $0.005.
(i)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 215

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Emerging Markets ProFund(d)
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$12.10	(0.12)	(1.21)	(1.33)	—	—
Year Ended July 31, 2011	$16.80	(0.20)	(4.50)	(4.70)	—	—
Year Ended July 31, 2010	$28.20	(0.30)	(11.10)	(11.40)	—	—
Year Ended July 31, 2009	$82.20	(0.50)	(51.90)	(52.40)	(1.60)	(1.60)
Year Ended July 31, 2008	$135.10	2.00	(48.80)	(46.80)	(6.10)	(6.10)
Year Ended July 31, 2007	$318.50	8.00	(181.70)	(173.70)	(9.70)	(9.70)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$11.90	(0.19)	(1.11)	(1.30)	—	—
Year Ended July 31, 2011	$16.80	(0.30)	(4.60)	(4.90)	—	—
Year Ended July 31, 2010	$28.50	(0.50)	(11.20)	(11.70)	—	—
Year Ended July 31, 2009	$82.30	(1.40)	(52.40)	(53.80)	—	—
Year Ended July 31, 2008	$135.30	1.20	(48.70)	(47.50)	(5.50)	(5.50)
Year Ended July 31, 2007	$317.40	5.90	(181.30)	(175.40)	(6.70)	(6.70)
UltraShort Latin America ProFund(d)
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$15.70	(0.15)	(2.13)	(2.28)	—	—
Year Ended July 31, 2011	$22.80	(0.30)	(6.80)	(7.10)	—	—
Year Ended July 31, 2010	$49.00	(0.50)	(25.70)	(26.20)	—	—
Year Ended July 31, 2009	$189.00	(1.50)	(138.50)	(140.00)	—	—
October 16, 2007 through July 31, 2008(g)	$300.00	1.30	(111.40)	(110.10)	(0.90)	(0.90)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$15.10	(0.24)	(1.97)	(2.21)	—	—
Year Ended July 31, 2011	$22.30	(0.50)	(6.70)	(7.20)	—	—
Year Ended July 31, 2010	$48.20	(0.80)	(25.10)	(25.90)	—	—
Year Ended July 31, 2009	$188.00	(2.20)	(137.60)	(139.80)	—	—
October 16, 2007 through July 31, 2008(g)	$300.00	(0.20)	(111.00)	(111.20)	(0.80)	(0.80)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$10.77	(10.99	)%(e)	2.21%	1.73%	(1.72)%	$4,678	—
$12.10	(27.98)%		1.85%	1.73%	(1.64)%	$4,346	—
$16.80	(40.43)%		2.07%	1.78%	(1.69)%	$5,356	1,298	%(f)
$28.20	(65.05)%		1.74%	1.69%	(0.62)%	$8,340	—
$82.20	(33.95)%		1.53%	1.53%	2.35%	$66,212	—
$135.10	(55.55)%		1.49%	1.49%	4.17%	$80,862	—

$10.60	(10.92	)%(e)	3.21%	2.73%	(2.72)%	$240	—
$11.90	(29.17)%		2.85%	2.73%	(2.64)%	$813	—
$16.80	(41.05)%		3.07%	2.78%	(2.69)%	$2,365	1,298	%(f)
$28.50	(65.37)%		2.74%	2.69%	(1.62)%	$575	—
$82.30	(34.52)%		2.53%	2.53%	1.35%	$4,705	—
$135.30	(55.97)%		2.49%	2.49%	3.17%	$1,505	—

$13.42	(14.52	)%(e)	2.70%	1.73%	(1.72)%	$3,888	—
$15.70	(31.14)%		2.91%	1.73%	(1.64)%	$3,153	—
$22.80	(53.47)%		2.30%	1.71%	(1.63)%	$3,699	—
$49.00	(74.07)%		2.23%	1.80%	(1.25)%	$3,655	—
$189.00	(36.75	)%(e)	2.66%	1.95%	0.88%	$3,113	—

$12.89	(14.64	)%(e)	3.70%	2.73%	(2.72)%	$131	—
$15.10	(31.98)%		3.91%	2.73%	(2.64)%	$222	—
$22.30	(53.94)%		3.30%	2.71%	(2.63)%	$407	—
$48.20	(74.35)%		3.23%	2.80%	(2.25)%	$3,910	—
$188.00	(37.15	)%(e)	3.66%	2.95%	(0.12)%	$43	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Adjusted for 1:10 reverse stock split that occurred on October 17, 2011.
(e)	Not annualized for periods less than one year.
(f)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.
(g)	Period from commencement of operations.

See accompanying notes to the financial statements.

216 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$4.62	(0.05)	0.40 (e)	0.35	—	—
Year Ended July 31, 2011	$7.24	(0.09)	(2.53)	(2.62)	—	—
Year Ended July 31, 2010	$11.08	(0.15)	(3.69)	(3.84)	—	—
Year Ended July 31, 2009	$35.97	(0.35)	(24.54)	(24.89)	—	—
February 4, 2008 through July 31, 2008(f)	$30.00	0.05	5.92	5.97	—	—
Service Class
Six Months Ended January 31, 2012 (unaudited)	$4.48	(0.08)	0.41 (e)	0.33	—	—
Year Ended July 31, 2011	$7.09	(0.14)	(2.47)	(2.61)	—	—
Year Ended July 31, 2010	$10.91	(0.24)	(3.58)	(3.82)	—	—
Year Ended July 31, 2009	$35.79	(0.67)	(24.21)	(24.88)	—	—
February 4, 2008 through July 31, 2008(f)	$30.00	(0.11)	5.90	5.79	—	—
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$21.38	(0.22)	2.49 (e)	2.27	—	—
Year Ended July 31, 2011	$27.35	(0.40)	(5.57)	(5.97)	—	—
Year Ended July 31, 2010	$27.51	(0.43)	0.27	(0.16)	—	—
Year Ended July 31, 2009	$37.52	(0.45)	(9.56)	(10.01)	—	—
Year Ended July 31, 2008	$26.89	0.56	10.77	11.33	(0.70)	(0.70)
Year Ended July 31, 2007	$34.95	0.92	(8.22)	(7.30)	(0.76)	(0.76)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$20.99	(0.35)	2.48 (e)	2.13	—	—
Year Ended July 31, 2011	$27.12	(0.63)	(5.50)	(6.13)	—	—
Year Ended July 31, 2010	$27.55	(0.69)	0.26	(0.43)	—	—
Year Ended July 31, 2009	$37.97	(0.93)	(9.49)	(10.42)	—	—
Year Ended July 31, 2008	$27.26	0.19	10.98	11.17	(0.46)	(0.46)
Year Ended July 31, 2007	$34.84	0.61	(8.19)	(7.58)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$4.97	7.81	%(d)	2.69%	1.73%	(1.72)%	$3,329	—
$4.62	(36.33)%		2.68%	1.73%	(1.64)%	$1,801	—
$7.24	(34.66)%		2.78%	1.80%	(1.71)%	$4,365	—
$11.08	(69.20)%		3.27%	1.95%	(1.12)%	$4,213	—
$35.97	19.90	%(d)	2.65%	1.94%	0.31%	$4,656	—

$4.81	7.37	%(d)	3.69%	2.73%	(2.72)%	$182	—
$4.48	(36.81)%		3.63%	2.68%	(2.59)%	$232	—
$7.09	(35.01)%		3.76%	2.78%	(2.69)%	$460	—
$10.91	(69.52)%		4.27%	2.95%	(2.12)%	$12	—
$35.79	19.30	%(d)	3.65%	2.94%	(0.69)%	$310	—

$23.65	10.62	%(d)	3.62%	1.73%	(1.72)%	$1,686	—
$21.38	(21.83)%		2.61%	1.73%	(1.65)%	$1,570	—
$27.35	(0.58)%		2.47%	1.70%	(1.65)%	$5,137	—
$27.51	(26.68)%		2.14%	1.63%	(0.98)%	$7,458	—
$37.52	42.70%		1.75%	1.67%	1.60%	$7,404	—
$26.89	(20.90)%		1.95%	1.95%	3.31%	$6,085	—

$23.12	10.10	%(d)	4.62%	2.73%	(2.72)%	$43	—
$20.99	(22.57)%		3.61%	2.73%	(2.65)%	$59	—
$27.12	(1.56)%		3.47%	2.70%	(2.65)%	$353	—
$27.55	(27.44)%		3.14%	2.63%	(1.98)%	$226	—
$37.97	41.33%		2.75%	2.67%	0.60%	$773	—
$27.26	(21.76)%		2.95%	2.95%	2.31%	$252	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

Financial Highlights :: 217

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$5.40	(0.01)	(0.79)	(0.80)	—	—
Year Ended July 31, 2011	$6.20	(0.06)	(0.74)	(0.80)	—	—
Year Ended July 31, 2010	$5.63	(0.08)	0.65	0.57	— (e)	— (e)
Year Ended July 31, 2009	$18.02	0.03	(12.04)	(12.01)	(0.38)	(0.38)
Year Ended July 31, 2008	$36.99	0.82	(19.52)	(18.70)	(0.27)	(0.27)
Year Ended July 31, 2007	$42.01	1.00	(5.34)	(4.34)	(0.68)	(0.68)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$5.37	(0.03)	(0.79)	(0.82)	—	—
Year Ended July 31, 2011	$6.23	(0.12)	(0.74)	(0.86)	—	—
Year Ended July 31, 2010	$5.71	(0.14)	0.66	0.52	—	—
Year Ended July 31, 2009	$18.29	(0.03)	(12.24)	(12.27)	(0.31)	(0.31)
Year Ended July 31, 2008	$37.70	0.56	(19.85)	(19.29)	(0.12)	(0.12)
Year Ended July 31, 2007	$42.67	0.56	(5.47)	(4.91)	(0.06)	(0.06)
Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$50.86	(0.07)	(6.53)	(6.60)	—	—
Year Ended July 31, 2011	$35.15	(0.14)	15.85	15.71	—	—
Year Ended July 31, 2010	$26.88	(0.11)	8.38	8.27	— (e)	— (e)
Year Ended July 31, 2009	$62.92	0.09	(35.92)	(35.83)	(0.21)	(0.21)
Year Ended July 31, 2008	$55.39	0.42	7.66	8.08	(0.55)	(0.55)
Year Ended July 31, 2007	$39.89	0.69	16.01	16.70	(1.20)	(1.20)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$49.00	(0.26)	(6.32)	(6.58)	—	—
Year Ended July 31, 2011	$34.20	(0.61)	15.41	14.80	—	—
Year Ended July 31, 2010	$26.41	(0.44)	8.23	7.79	—	—
Year Ended July 31, 2009	$61.74	(0.13)	(35.20)	(35.33)	—	—
Year Ended July 31, 2008	$54.44	(0.20)	7.50	7.30	— (e)	— (e)
Year Ended July 31, 2007	$38.84	0.19	15.71	15.90	(0.30)	(0.30)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
$4.60	(14.81	)%(d)	2.03%	1.73%	(0.44)%	$15,581	166	%(d)
$5.40	(12.90)%		1.89%	1.73%	(0.93)%	$14,575	474%
$6.20	10.13%		1.94%	1.71%	(1.12)%	$15,082	800%
$5.63	(67.23)%		1.92%	1.63%	0.50%	$13,855	1,350%
$18.02	(50.80)%		1.98%	1.55%	3.54%	$16,348	1,222%
$36.99	(10.64)%		1.93%	1.57%	2.30%	$2,811	636%

$4.55	(15.27	)%(d)	3.03%	2.73%	(1.44)%	$812	166	%(d)
$5.37	(13.80)%		2.89%	2.73%	(1.93)%	$685	474%
$6.23	9.11%		2.94%	2.71%	(2.12)%	$1,130	800%
$5.71	(67.51)%		2.92%	2.63%	(0.50)%	$1,178	1,350%
$18.29	(51.30)%		2.98%	2.55%	2.54%	$1,985	1,222%
$37.70	(11.54)%		2.93%	2.57%	1.30%	$422	636%

$44.26	(12.98	)%(d)	1.93%	1.83%	(0.37)%	$21,744	52	%(d)
$50.86	44.69%		1.72%	1.72%	(0.30)%	$27,314	143%
$35.15	30.78%		1.76%	1.73%	(0.32)%	$25,070	331%
$26.88	(56.78)%		1.74%	1.74%	0.36%	$31,938	381%
$62.92	14.57%		1.56%	1.56%	0.66%	$78,070	273%
$55.39	42.52%		1.53%	1.53%	1.35%	$47,109	530%

$42.42	(13.45	)%(d)	2.93%	2.83%	(1.37)%	$1,723	52	%(d)
$49.00	43.26%		2.72%	2.72%	(1.30)%	$1,846	143%
$34.20	29.53%		2.76%	2.73%	(1.32)%	$3,639	331%
$26.41	(57.22)%		2.74%	2.74%	(0.64)%	$5,009	381%
$61.74	13.41%		2.56%	2.56%	(0.34)%	$5,108	273%
$54.44	41.10%		2.53%	2.53%	0.35%	$6,321	530%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

218 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$61.97	(0.40)	9.65	9.25	—	—
Year Ended July 31, 2011	$49.13	(1.04)	13.88	12.84	—	—
Year Ended July 31, 2010	$55.30	(0.93)	(5.24)	(6.17)	—	—
Year Ended July 31, 2009	$70.12	(0.74)	(14.08)	(14.82)	—	—
Year Ended July 31, 2008	$51.15	(0.29)	19.26	18.97	—	—
Year Ended July 31, 2007	$52.17	(0.13)	(0.89)	(1.02)	—	—
Service Class
Six Months Ended January 31, 2012 (unaudited)	$55.67	(0.66)	8.65	7.99	—	—
Year Ended July 31, 2011	$44.57	(1.57)	12.67	11.10	—	—
Year Ended July 31, 2010	$50.64	(1.42)	(4.65)	(6.07)	—	—
Year Ended July 31, 2009	$64.84	(1.22)	(12.98)	(14.20)	—	—
Year Ended July 31, 2008	$47.77	(0.80)	17.87	17.07	—	—
Year Ended July 31, 2007	$49.21	(0.64)	(0.80)	(1.44)	—	—
Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$42.09	(0.02)	1.28	1.26	—	—
Year Ended July 31, 2011	$32.54	0.04	9.51	9.55	—	—
Year Ended July 31, 2010	$27.19	0.11	5.28	5.39	(0.04)	(0.04)
Year Ended July 31, 2009	$34.24	0.09	(6.59)	(6.50)	(0.55)	(0.55)
Year Ended July 31, 2008	$38.00	0.51	(4.08)	(3.57)	(0.19)	(0.19)
Year Ended July 31, 2007	$33.45	0.56	4.55	5.11	(0.56)	(0.56)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$40.76	(0.22)	1.22	1.00	—	—
Year Ended July 31, 2011	$31.84	(0.34)	9.26	8.92	—	—
Year Ended July 31, 2010	$26.86	(0.20)	5.18	4.98	—	—
Year Ended July 31, 2009	$33.75	(0.19)	(6.44)	(6.63)	(0.26)	(0.26)
Year Ended July 31, 2008	$37.63	0.13	(4.01)	(3.88)	—	—
Year Ended July 31, 2007	$32.98	0.20	4.45	4.65	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$71.22	14.93	%(d)	2.20%	1.73%	(1.39)%	$12,849	27	%(d)
$61.97	26.13%		1.97%	1.87%	(1.80)%	$9,779	297%
$49.13	(11.16)%		1.92%	1.92%	(1.78)%	$7,700	762%
$55.30	(21.14)%		1.73%	1.72%	(1.43)%	$14,796	519%
$70.12	37.09%		1.60%	1.55%	(0.54)%	$75,766	373%
$51.15	(1.96)%		1.56%	1.56%	(0.24)%	$23,912	396%

$63.66	14.33	%(d)	3.20%	2.73%	(2.39)%	$2,542	27	%(d)
$55.67	24.93%		2.97%	2.87%	(2.80)%	$767	297%
$44.57	(11.99)%		2.92%	2.92%	(2.78)%	$701	762%
$50.64	(21.90)%		2.73%	2.72%	(2.43)%	$1,282	519%
$64.84	35.73%		2.60%	2.55%	(1.54)%	$5,049	373%
$47.77	(2.93)%		2.56%	2.56%	(1.24)%	$685	396%

$43.35	2.99	%(d)	2.79%	1.73%	(0.08)%	$3,572	70	%(d)
$42.09	29.35%		3.26%	1.73%	0.09%	$2,165	844%
$32.54	19.82%		2.87%	1.72%	0.36%	$2,417	1,128%
$27.19	(18.76)%		3.41%	1.63%	0.34%	$5,829	1,093%
$34.24	(9.46)%		2.47%	1.55%	1.29%	$1,028	993%
$38.00	15.28%		2.22%	1.56%	1.49%	$2,272	1,221%

$41.76	2.45	%(d)	3.79%	2.73%	(1.08)%	$869	70	%(d)
$40.76	28.01%		4.26%	2.73%	(0.91)%	$401	844%
$31.84	18.54%		3.87%	2.72%	(0.64)%	$729	1,128%
$26.86	(19.52)%		4.41%	2.63%	(0.66)%	$164	1,093%
$33.75	(10.33)%		3.47%	2.55%	0.29%	$202	993%
$37.63	14.13%		3.22%	2.56%	0.49%	$221	1,221%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 219

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$31.28	(0.09)	1.79	1.70	—	—	—
Year Ended July 31, 2011	$22.57	(0.16)	8.87	8.71	—	—	—
Year Ended July 31, 2010	$17.41	(0.19)	5.35	5.16	—	—	—
Year Ended July 31, 2009	$23.02	(0.08)	(5.53)	(5.61)	—	—	—
Year Ended July 31, 2008	$32.54	0.13	(9.18)	(9.05)	(0.47)	—	(0.47)
Year Ended July 31, 2007	$28.91	0.14	4.88	5.02	(0.06)	(1.33)	(1.39)

Service Class
Six Months Ended January 31, 2012 (unaudited)	$29.50	(0.24)	1.68	1.44	—	—	—
Year Ended July 31, 2011	$21.50	(0.44)	8.44	8.00	—	—	—
Year Ended July 31, 2010	$16.74	(0.42)	5.18	4.76	—	—	—
Year Ended July 31, 2009	$22.35	(0.23)	(5.38)	(5.61)	—	—	—
Year Ended July 31, 2008	$31.53	(0.15)	(8.89)	(9.04)	(0.14)	—	(0.14)
Year Ended July 31, 2007	$28.26	(0.19)	4.79	4.60	—	(1.33)	(1.33)
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$7.20	(0.01)	(0.57)	(0.58)	—	—	—
Year Ended July 31, 2011	$6.96	(0.04)	0.28	0.24	—	—	—
Year Ended July 31, 2010	$5.86	(0.05)	1.15	1.10	—	—	—
Year Ended July 31, 2009	$14.85	0.04	(8.93)	(8.89)	(0.10)	—	(0.10)
Year Ended July 31, 2008	$28.31	0.31	(13.43)	(13.12)	(0.34)	—	(0.34)
Year Ended July 31, 2007	$28.93	0.47	(0.73)	(0.26)	(0.36)	—	(0.36)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$6.64	(0.04)	(0.53)	(0.57)	—	—	—
Year Ended July 31, 2011	$6.48	(0.11)	0.27	0.16	—	—	—
Year Ended July 31, 2010	$5.51	(0.12)	1.09	0.97	—	—	—
Year Ended July 31, 2009	$13.96	(0.02)	(8.39)	(8.41)	(0.04)	—	(0.04)
Year Ended July 31, 2008	$26.73	0.12	(12.70)	(12.58)	(0.19)	—	(0.19)
Year Ended July 31, 2007	$27.40	0.17	(0.72)	(0.55)	(0.12)	—	(0.12)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$32.98	5.40	%(d)	2.81%	1.73%	(0.64)%	$5,354	87	%(d)
$31.28	38.64%		2.78%	1.73%	(0.56)%	$3,099	380%
$22.57	29.64%		2.79%	1.72%	(0.83)%	$2,216	857%
$17.41	(24.37)%		3.69%	1.64%	(0.52)%	$2,211	458%
$23.02	(28.09)%		3.53%	1.55%	0.46%	$1,084	1,327%
$32.54	17.10%		2.48%	1.56%	0.41%	$741	1,138%

$30.94	4.88	%(d)	3.81%	2.73%	(1.64)%	$1,527	87	%(d)
$29.50	37.21%		3.78%	2.73%	(1.56)%	$575	380%
$21.50	28.43%		3.79%	2.72%	(1.83)%	$251	857%
$16.74	(25.10)%		4.69%	2.64%	(1.52)%	$103	458%
$22.35	(28.77)%		4.53%	2.55%	(0.54)%	$316	1,327%
$31.53	16.00%		3.48%	2.56%	(0.59)%	$137	1,138%

$6.62	(8.06	)%(d)	2.19%	1.73%	(0.47)%	$7,097	49	%(d)
$7.20	3.45%		2.10%	1.73%	(0.54)%	$7,655	514%
$6.96	18.77%		2.11%	1.71%	(0.72)%	$9,630	476%
$5.86	(59.88)%		2.20%	1.62%	0.69%	$10,363	698%
$14.85	(46.76)%		2.02%	1.66%	1.57%	$12,375	761%
$28.31	(1.11)%		1.68%	1.68%	1.45%	$4,574	479%

$6.07	(8.58	)%(d)	3.19%	2.73%	(1.47)%	$588	49	%(d)
$6.64	2.47%		3.10%	2.73%	(1.54)%	$889	514%
$6.48	17.60%		3.11%	2.71%	(1.72)%	$968	476%
$5.51	(60.26)%		3.20%	2.62%	(0.31)%	$1,508	698%
$13.96	(47.32)%		3.02%	2.66%	0.57%	$2,362	761%
$26.73	(2.07)%		2.68%	2.68%	0.45%	$1,902	479%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

220 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$15.92	(0.02)	1.09 (e)	1.07	—	—
Year Ended July 31, 2011	$12.01	(0.05)	3.96	3.91	—	—
Year Ended July 31, 2010	$11.52	(0.05)	0.54	0.49	—	—
Year Ended July 31, 2009	$14.89	0.04	(3.27)	(3.23)	(0.14)	(0.14)
Year Ended July 31, 2008	$15.92	0.09	(1.04)	(0.95)	(0.08)	(0.08)
Year Ended July 31, 2007	$14.99	0.16	0.84	1.00	(0.07)	(0.07)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$14.62	(0.09)	1.00 (e)	0.91	—	—
Year Ended July 31, 2011	$11.14	(0.20)	3.68	3.48	—	—
Year Ended July 31, 2010	$10.79	(0.17)	0.52	0.35	—	—
Year Ended July 31, 2009	$13.90	(0.06)	(3.05)	(3.11)	— (f)	— (f)
Year Ended July 31, 2008	$14.96	(0.06)	(1.00)	(1.06)	—	—
Year Ended July 31, 2007	$14.16	— (f)	0.81	0.81	(0.01)	(0.01)
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$34.82	(0.06)	1.72 (e)	1.66	—	—
Year Ended July 31, 2011	$27.66	(0.12)	7.28	7.16	—	—
Year Ended July 31, 2010	$20.64	(0.07)	7.09	7.02	—	—
Year Ended July 31, 2009	$38.49	0.05	(17.80)	(17.75)	(0.10)	(0.10)
Year Ended July 31, 2008	$48.21	0.33	(9.26)	(8.93)	(0.79)	(0.79)
Year Ended July 31, 2007	$35.96	0.34	12.20	12.54	(0.29)	(0.29)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$33.13	(0.21)	1.63 (e)	1.42	—	—
Year Ended July 31, 2011	$26.59	(0.46)	7.00	6.54	—	—
Year Ended July 31, 2010	$20.04	(0.34)	6.89	6.55	—	—
Year Ended July 31, 2009	$37.67	(0.15)	(17.42)	(17.57)	(0.06)	(0.06)
Year Ended July 31, 2008	$46.85	(0.12)	(9.06)	(9.18)	—	—
Year Ended July 31, 2007	$35.04	(0.09)	11.90	11.81	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$16.99	6.65	%(d)	2.34%	1.73%	(0.20)%	$10,511	203	%(d)
$15.92	32.64%		2.15%	1.73%	(0.34)%	$11,310	616%
$12.01	4.25%		2.35%	1.71%	(0.40)%	$3,083	674%
$11.52	(21.63)%		2.27%	1.61%	0.39%	$5,837	1,285%
$14.89	(6.03)%		1.76%	1.55%	0.58%	$9,463	616%
$15.92	6.67%		1.63%	1.56%	0.96%	$8,710	466%

$15.53	6.22	%(d)	3.34%	2.73%	(1.20)%	$1,664	203	%(d)
$14.62	31.24%		3.15%	2.73%	(1.34)%	$1,194	616%
$11.14	3.24%		3.35%	2.71%	(1.40)%	$363	674%
$10.79	(22.35)%		3.27%	2.61%	(0.61)%	$1,948	1,285%
$13.90	(7.09)%		2.76%	2.55%	(0.42)%	$2,253	616%
$14.96	5.69%		2.63%	2.56%	(0.04)%	$4,595	466%

$36.48	4.77	%(d)	3.36%	1.73%	(0.35)%	$6,779	177	%(d)
$34.82	25.84%		1.90%	1.73%	(0.33)%	$7,056	601%
$27.66	34.06%		2.57%	1.72%	(0.27)%	$2,796	914%
$20.64	(46.08)%		3.74%	1.64%	0.24%	$2,834	379%
$38.49	(18.82)%		2.18%	1.55%	0.73%	$3,061	433%
$48.21	34.99%		2.12%	1.56%	0.75%	$21,001	900%

$34.55	4.25	%(d)	4.36%	2.73%	(1.35)%	$1,471	177	%(d)
$33.13	24.63%		2.90%	2.73%	(1.33)%	$652	601%
$26.59	32.68%		3.57%	2.72%	(1.27)%	$2,229	914%
$20.04	(46.63)%		4.74%	2.64%	(0.76)%	$359	379%
$37.67	(19.57)%		3.18%	2.55%	(0.27)%	$126	433%
$46.85	33.70%		3.12%	2.56%	(0.25)%	$1,740	900%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 221

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$125.32	(0.75)	(11.62)	(12.37)	—	—	—
Year Ended July 31, 2011	$83.13	(1.35)	47.40	46.05	—	(3.86)	(3.86)
Year Ended July 31, 2010	$60.29	(1.21)	24.05	22.84	—	—	—
Year Ended July 31, 2009	$74.85	(0.79)	(13.77)	(14.56)	—	—	—
Year Ended July 31, 2008	$91.63	(0.37)	(16.41)	(16.78)	—	—	—
Year Ended July 31, 2007	$68.43	(0.12)	24.46	24.34	(1.14)	—	(1.14)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$111.85	(1.23)	(10.33)	(11.56)	—	—	—
Year Ended July 31, 2011	$75.18	(2.43)	42.96	40.53	—	(3.86)	(3.86)
Year Ended July 31, 2010	$55.06	(1.90)	22.02	20.12	—	—	—
Year Ended July 31, 2009	$69.04	(1.25)	(12.73)	(13.98)	—	—	—
Year Ended July 31, 2008	$85.35	(1.21)	(15.10)	(16.31)	—	—	—
Year Ended July 31, 2007	$63.75	(0.94)	22.80	21.86	(0.26)	—	(0.26)
Mobile Telecommunications UltraSector ProFund(e)
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$25.30	(0.15)	(3.91)	(4.06)	—	—	—
Year Ended July 31, 2011	$23.40	(0.40)	2.30 (f)	1.90	—	—	—
Year Ended July 31, 2010	$20.50	(0.30)	3.20	2.90	—	—	—
Year Ended July 31, 2009	$78.40	(0.40)	(57.50)	(57.90)	—	—	—
Year Ended July 31, 2008	$226.50	(0.10)	(147.40)	(147.50)	(0.60)	—	(0.60)
Year Ended July 31, 2007	$188.70	0.40	37.50	37.90	(0.10)	—	(0.10)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$22.60	(0.24)	(3.49)	(3.73)	—	—	—
Year Ended July 31, 2011	$21.10	(0.60)	2.10 (f)	1.50	—	—	—
Year Ended July 31, 2010	$18.60	(0.50)	3.00	2.50	—	—	—
Year Ended July 31, 2009	$72.00	(0.60)	(52.80)	(53.40)	—	—	—
Year Ended July 31, 2008	$209.40	(1.20)	(136.20)	(137.40)	—	—	—
Year Ended July 31, 2007	$176.10	(1.40)	34.70	33.30	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$112.95	(9.88	)%(d)	1.91%	1.80%	(1.42)%	$15,248	12	%(d)
$125.32	55.43%		1.73%	1.73%	(1.12)%	$35,199	162%
$83.13	37.88%		1.78%	1.77%	(1.58)%	$11,827	622%
$60.29	(19.45)%		1.99%	1.94%	(1.60)%	$15,694	1,045%
$74.85	(18.31)%		1.67%	1.67%	(0.42)%	$7,571	403%
$91.63	35.68%		1.53%	1.53%	(0.13)%	$18,799	468%

$100.29	(10.34	)%(d)	2.91%	2.80%	(2.42)%	$1,021	12	%(d)
$111.85	53.89%		2.73%	2.73%	(2.12)%	$2,345	162%
$75.18	36.56%		2.78%	2.77%	(2.58)%	$732	622%
$55.06	(20.24)%		2.99%	2.94%	(2.60)%	$1,929	1,045%
$69.04	(19.12)%		2.67%	2.67%	(1.42)%	$483	403%
$85.35	34.32%		2.53%	2.53%	(1.13)%	$1,097	468%

$21.24	(16.05	)%(d)	3.57%	1.73%	(1.44)%	$1,475	300	%(d)
$25.30	8.12%		2.70%	1.73%	(1.66)%	$3,302	540%
$23.40	14.15%		2.48%	1.72%	(1.56)%	$3,737	1,338%
$20.50	(73.85)%		2.50%	1.64%	(1.31)%	$2,981	1,773%
$78.40	(65.24)%		1.92%	1.55%	(0.09)%	$5,630	1,101%
$226.50	20.09%		1.56%	1.56%	0.20%	$17,526	731%

$18.87	(16.50	)%(d)	4.57%	2.73%	(2.44)%	$127	300	%(d)
$22.60	7.11%		3.70%	2.73%	(2.66)%	$174	540%
$21.10	13.44%		3.48%	2.72%	(2.56)%	$168	1,338%
$18.60	(74.17)%		3.50%	2.64%	(2.31)%	$191	1,773%
$72.00	(65.60)%		2.92%	2.55%	(1.09)%	$444	1,101%
$209.40	18.85%		2.56%	2.56%	(0.80)%	$1,116	731%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Adjusted for 1:10 reverse stock split that occurred on October 17, 2011.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

222 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$45.40	(0.11)	(5.53)	(5.64)	—	—	—
Year Ended July 31, 2011	$27.35	(0.12)	18.17	18.05	—	—	—
Year Ended July 31, 2010	$26.79	(0.07)	0.63	0.56	—	—	—
Year Ended July 31, 2009	$52.85	(0.01)	(26.05)	(26.06)	— (e)	—	— (e)
Year Ended July 31, 2008	$51.96	0.21	2.36	2.57	(0.08)	(1.60)	(1.68)
Year Ended July 31, 2007	$40.72	0.39	10.92	11.31	(0.07)	—	(0.07)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$40.71	(0.28)	(4.96)	(5.24)	—	—	—
Year Ended July 31, 2011	$24.77	(0.48)	16.42	15.94	—	—	—
Year Ended July 31, 2010	$24.50	(0.34)	0.61	0.27	—	—	—
Year Ended July 31, 2009	$48.82	(0.28)	(24.04)	(24.32)	—	—	—
Year Ended July 31, 2008	$48.54	(0.32)	2.20	1.88	—	(1.60)	(1.60)
Year Ended July 31, 2007	$38.34	— (e)	10.20	10.20	—	—	—
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$27.10	(0.09)	(6.73)	(6.82)	—	—	—
Year Ended July 31, 2011	$14.30	(0.23)	13.03	12.80	—	—	—
Year Ended July 31, 2010	$13.09	(0.15)	1.36	1.21	—	—	—
Year Ended July 31, 2009	$43.23	(0.10)	(30.04)	(30.14)	—	—	—
Year Ended July 31, 2008	$38.89	(0.06)	5.17	5.11	(0.01)	(0.76)	(0.77)
Year Ended July 31, 2007	$29.65	0.04	9.27	9.31	(0.07)	—	(0.07)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$25.80	(0.19)	(6.39)	(6.58)	—	—	—
Year Ended July 31, 2011	$13.75	(0.45)	12.50	12.05	—	—	—
Year Ended July 31, 2010	$12.71	(0.31)	1.35	1.04	—	—	—
Year Ended July 31, 2009	$42.37	(0.26)	(29.40)	(29.66)	—	—	—
Year Ended July 31, 2008	$38.52	(0.47)	5.08	4.61	—	(0.76)	(0.76)
Year Ended July 31, 2007	$29.61	(0.26)	9.17	8.91	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$39.76	(12.44	)%(d)	1.89%	1.89%	(0.58)%	$50,618	7	%(d)
$45.40	66.03%		1.63%	1.63%	(0.30)%	$86,892	130%
$27.35	2.09%		1.69%	1.69%	(0.23)%	$36,182	81%
$26.79	(49.30)%		1.65%	1.65%	(0.04)%	$47,547	36%
$52.85	4.76%		1.50%	1.50%	0.38%	$122,187	102%
$51.96	27.82%		1.45%	1.45%	0.91%	$182,861	265%

$35.47	(12.89	)%(d)	2.89%	2.89%	(1.58)%	$3,990	7	%(d)
$40.71	64.39%		2.63%	2.63%	(1.30)%	$5,045	130%
$24.77	1.06%		2.69%	2.69%	(1.23)%	$3,121	81%
$24.50	(49.80)%		2.65%	2.65%	(1.04)%	$4,275	36%
$48.82	3.68%		2.50%	2.50%	(0.62)%	$12,623	102%
$48.54	26.60%		2.45%	2.45%	(0.09)%	$14,588	265%

$20.28	(25.17	)%(d)	1.99%	1.89%	(0.97)%	$19,724	38	%(d)
$27.10	89.51%		1.73%	1.70%	(1.00)%	$44,663	203%
$14.30	9.24%		1.86%	1.80%	(0.98)%	$12,342	749%
$13.09	(69.72)%		1.85%	1.78%	(0.72)%	$15,621	589%
$43.23	13.38%		1.54%	1.53%	(0.14)%	$41,679	431%
$38.89	31.49%		1.64%	1.64%	0.12%	$51,490	943%

$19.22	(25.53	)%(d)	2.99%	2.89%	(1.97)%	$1,060	38	%(d)
$25.80	87.71%		2.73%	2.70%	(2.00)%	$1,881	203%
$13.75	8.18%		2.86%	2.80%	(1.98)%	$1,704	749%
$12.71	(70.00)%		2.85%	2.78%	(1.72)%	$2,495	589%
$42.37	12.21%		2.54%	2.53%	(1.14)%	$4,146	431%
$38.52	30.09%		2.64%	2.64%	(0.88)%	$5,868	943%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$9.36	— (d)	1.03	1.03	(0.02)	—	(0.02)
Year Ended July 31, 2011	$7.48	0.06	1.91	1.97	(0.09)	—	(0.09)
Year Ended July 31, 2010	$6.89	0.04	0.55	0.59	— (d)	—	— (d)
Year Ended July 31, 2009	$8.12	0.04	(1.16)	(1.12)	(0.11)	—	(0.11)
Year Ended July 31, 2008	$9.94	0.16	(1.63)	(1.47)	(0.35)	—	(0.35)
Year Ended July 31, 2007	$9.95	0.19	0.01	0.20	(0.21)	—	(0.21)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$8.90	(0.04)	0.97	0.93	—	—	—
Year Ended July 31, 2011	$7.11	(0.03)	1.82	1.79	—	—	—
Year Ended July 31, 2010	$6.61	(0.04)	0.54	0.50	—	—	—
Year Ended July 31, 2009	$7.82	(0.02)	(1.13)	(1.15)	(0.06)	—	(0.06)
Year Ended July 31, 2008	$9.49	0.07	(1.59)	(1.52)	(0.15)	—	(0.15)
Year Ended July 31, 2007	$9.48	0.09	— (d)	0.09	(0.08)	—	(0.08)
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$40.43	(0.34)	(1.07)	(1.41)	—	—	—
Year Ended July 31, 2011	$32.19	(0.63)	8.87	8.24	—	—	—
Year Ended July 31, 2010	$27.06	(0.49)	5.62	5.13	—	—	—
Year Ended July 31, 2009	$43.96	(0.20)	(16.52)	(16.72)	(0.18)	—	(0.18)
Year Ended July 31, 2008	$43.35	1.04	3.55	4.59	(0.43)	(3.55)	(3.98)
Year Ended July 31, 2007	$45.10	1.62	(1.08)	0.54	(2.29)	—	(2.29)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$37.97	(0.52)	(1.00)	(1.52)	—	—	—
Year Ended July 31, 2011	$30.53	(1.02)	8.46	7.44	—	—	—
Year Ended July 31, 2010	$25.92	(0.79)	5.40	4.61	—	—	—
Year Ended July 31, 2009	$42.17	(0.43)	(15.82)	(16.25)	—	—	—
Year Ended July 31, 2008	$41.75	0.58	3.39	3.97	—	(3.55)	(3.55)
Year Ended July 31, 2007	$43.36	1.23	(1.10)	0.13	(1.74)	—	(1.74)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$10.37	10.98	%(e)	2.12%	1.73%	0.06%	$18,199	132	%(e)
$9.36	26.41%		2.44%	1.73%	0.64%	$6,505	381%
$7.48	8.59%		2.50%	1.72%	0.49%	$1,733	922%
$6.89	(13.80)%		2.50%	1.64%	0.59%	$7,525	1,046%
$8.12	(15.55)%		2.02%	1.55%	1.71%	$4,491	643%
$9.94	1.87%		1.59%	1.56%	1.78%	$7,513	489%

$9.83	10.33	%(e)	3.12%	2.73%	(0.94)%	$485	132	%(e)
$8.90	25.32%		3.44%	2.73%	(0.36)%	$1,003	381%
$7.11	7.56%		3.49%	2.71%	(0.50)%	$184	922%
$6.61	(14.66)%		3.50%	2.64%	(0.41)%	$173	1,046%
$7.82	(16.35)%		3.02%	2.55%	0.71%	$405	643%
$9.49	0.86%		2.59%	2.56%	0.78%	$603	489%

$39.02	(3.51	)%(e)	1.79%	1.79%	(1.77)%	$37,181	—
$40.43	25.63%		1.63%	1.63%	(1.54)%	$48,159	1,297%
$32.19	18.96%		1.63%	1.63%	(1.54)%	$51,063	1,300	%(f)
$27.06	(37.93)%		1.61%	1.61%	(0.89)%	$58,982	—
$43.96	10.64%		1.46%	1.46%	2.10%	$100,099	—
$43.35	1.47%		1.36%	1.36%	4.04%	$90,037	—

$36.45	(4.00	)%(e)	2.79%	2.79%	(2.77)%	$8,741	—
$37.97	24.33%		2.63%	2.63%	(2.54)%	$15,315	1,297%
$30.53	17.82%		2.63%	2.63%	(2.54)%	$10,906	1,300	%(f)
$25.92	(38.53)%		2.61%	2.61%	(1.89)%	$8,416	—
$42.17	9.57%		2.46%	2.46%	1.10%	$46,678	—
$41.75	0.48%		2.36%	2.36%	3.04%	$88,210	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

224 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$24.32	(0.08)	0.21 (d)	0.13	(0.04)	(0.04)
Year Ended July 31, 2011	$18.75	0.07	5.56	5.63	(0.06)	(0.06)
Year Ended July 31, 2010	$10.94	0.17	7.72	7.89	(0.08)	(0.08)
Year Ended July 31, 2009	$33.45	0.09	(22.45)	(22.36)	(0.15)	(0.15)
Year Ended July 31, 2008	$42.72	(0.18)	(7.92)	(8.10)	(1.17)	(1.17)
Year Ended July 31, 2007	$46.71	1.08	(4.07)	(2.99)	(1.00)	(1.00)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$24.31	(0.18)	0.19 (d)	0.01	—	—
Year Ended July 31, 2011	$18.89	(0.15)	5.59	5.44	(0.02)	(0.02)
Year Ended July 31, 2010	$11.07	0.01	7.81	7.82	—	—
Year Ended July 31, 2009	$33.75	(0.05)	(22.63)	(22.68)	—	—
Year Ended July 31, 2008	$43.33	(0.57)	(8.05)	(8.62)	(0.96)	(0.96)
Year Ended July 31, 2007	$47.41	0.52	(4.11)	(3.59)	(0.49)	(0.49)
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$14.09	(0.01)	1.52 (d)	1.51	(0.05)	(0.05)
Year Ended July 31, 2011	$11.81	0.02	2.26	2.28	—	—
Year Ended July 31, 2010	$10.71	(0.06)	1.16	1.10	—	—
Year Ended July 31, 2009	$13.35	(0.01)	(2.61)	(2.62)	(0.02)	(0.02)
Year Ended July 31, 2008	$20.38	0.06	(6.98)	(6.92)	(0.11)	(0.11)
Year Ended July 31, 2007	$15.63	0.07	4.71	4.78	(0.03)	(0.03)
Service Class
Six Months Ended January 31, 2012 unaudited)	$12.72	(0.07)	1.39 (d)	1.32	—	—
Year Ended July 31, 2011	$10.78	(0.12)	2.06	1.94	—	—
Year Ended July 31, 2010	$9.87	(0.17)	1.08	0.91	—	—
Year Ended July 31, 2009	$12.39	(0.08)	(2.44)	(2.52)	—	—
Year Ended July 31, 2008	$18.99	(0.11)	(6.49)	(6.60)	—	—
Year Ended July 31, 2007	$14.68	(0.11)	4.42	4.31	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$24.41	0.57	%(e)	1.89%	1.73%	(0.73)%	$29,608	60	%(e)
$24.32	30.12%		1.78%	1.73%	0.34%	$33,222	194%
$18.75	72.18%		1.84%	1.72%	1.07%	$23,289	469%
$10.94	(66.88)%		1.95%	1.74%	0.70%	$6,519	426%
$33.45	(19.58)%		1.78%	1.78%	(0.44)%	$18,740	776%
$42.72	(6.82)%		1.55%	1.55%	1.95%	$27,340	382%

$24.32	0.04	%(e)	2.89%	2.73%	(1.73)%	$3,339	60	%(e)
$24.31	28.86%		2.78%	2.73%	(0.66)%	$3,380	194%
$18.89	70.64%		2.84%	2.72%	0.07%	$3,770	469%
$11.07	(67.20)%		2.95%	2.74%	(0.30)%	$779	426%
$33.75	(20.41)%		2.78%	2.78%	(1.44)%	$1,834	776%
$43.33	(7.81)%		2.55%	2.55%	0.95%	$1,452	382%

$15.55	10.78	%(e)	2.53%	1.73%	(0.12)%	$18,088	58	%(e)
$14.09	19.31%		1.94%	1.73%	0.11%	$4,183	688%
$11.81	10.27%		1.94%	1.71%	(0.50)%	$12,321	888%
$10.71	(19.56)%		2.22%	1.64%	(0.12)%	$14,923	1,045%
$13.35	(34.11)%		1.77%	1.55%	0.33%	$9,022	597%
$20.38	30.63%		1.64%	1.57%	0.35%	$24,220	654%

$14.04	10.29	%(e)	3.53%	2.73%	(1.12)%	$735	58	%(e)
$12.72	18.09%		2.94%	2.73%	(0.89)%	$260	688%
$10.78	9.22%		2.94%	2.71%	(1.50)%	$467	888%
$9.87	(20.34)%		3.22%	2.64%	(1.12)%	$1,092	1,045%
$12.39	(34.76)%		2.77%	2.55%	(0.67)%	$404	597%
$18.99	29.36%		2.64%	2.57%	(0.65)%	$639	654%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$31.49	(0.15)	2.02 (d)	1.87	—	—	—
Year Ended July 31, 2011	$24.96	(0.28)	6.81	6.53	—	—	—
Year Ended July 31, 2010	$20.94	(0.27)	4.29	4.02	—	—	—
Year Ended July 31, 2009	$26.27	(0.14)	(5.19)	(5.33)	—	—	—
Year Ended July 31, 2008	$31.76	— (g)	(5.42)	(5.42)	(0.07)	—	(0.07)
Year Ended July 31, 2007	$22.79	0.05	8.92	8.97	—	—	—
Service Class
Six Months Ended January 31, 2012 (unaudited)	$28.78	(0.28)	1.84 (d)	1.56	—	—	—
Year Ended July 31, 2011	$23.04	(0.56)	6.30	5.74	—	—	—
Year Ended July 31, 2010	$19.53	(0.50)	4.01	3.51	—	—	—
Year Ended July 31, 2009	$24.73	(0.28)	(4.92)	(5.20)	—	—	—
Year Ended July 31, 2008	$30.15	(0.29)	(5.13)	(5.42)	—	—	—
Year Ended July 31, 2007	$21.85	(0.23)	8.53	8.30	—	—	—
Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$13.71	0.09	(0.20)	(0.11)	(0.35)	—	(0.35)
Year Ended July 31, 2011	$11.28	0.29	2.74	3.03	(0.60)	—	(0.60)
Year Ended July 31, 2010	$10.64	0.35	0.42	0.77	(0.13)	—	(0.13)
Year Ended July 31, 2009	$14.76	0.23	(4.23)	(4.00)	(0.12)	—	(0.12)
Year Ended July 31, 2008	$31.42	0.37	(10.01)	(9.64)	(0.98)	(6.04)	(7.02)
Year Ended July 31, 2007	$22.50	0.64	8.49	9.13	(0.21)	—	(0.21)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$13.06	0.03	(0.20)	(0.17)	(0.06)	—	(0.06)
Year Ended July 31, 2011	$10.74	0.16	2.60	2.76	(0.44)	—	(0.44)
Year Ended July 31, 2010	$10.17	0.25	0.39	0.64	(0.07)	—	(0.07)
Year Ended July 31, 2009	$14.10	0.13	(4.06)	(3.93)	—	—	—
Year Ended July 31, 2008	$29.72	0.14	(9.57)	(9.43)	(0.15)	(6.04)	(6.19)
Year Ended July 31, 2007	$21.43	0.39	8.01	8.40	(0.11)	—	(0.11)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$33.36	5.90	%(e)	2.00%	1.75	%(f)	(1.00)%	$9,918	58	%(e)
$31.49	26.20%		1.84%	1.72%		(0.94)%	$11,157	241%
$24.96	19.20%		2.07%	1.71%		(1.09)%	$7,514	467%
$20.94	(20.29)%		2.36%	1.64%		(0.81)%	$11,962	785%
$26.27	(17.13)%		1.82%	1.55%		— (h)	$7,538	383%
$31.76	39.36%		1.70%	1.56%		0.17%	$19,337	493%

$30.34	5.42	%(e)	3.00%	2.75	%(f)	(2.00)%	$2,571	58	%(e)
$28.78	24.91%		2.84%	2.72%		(1.94)%	$1,321	241%
$23.04	17.97%		3.07%	2.71%		(2.09)%	$2,661	467%
$19.53	(21.03)%		3.36%	2.64%		(1.81)%	$1,831	785%
$24.73	(17.98)%		2.82%	2.55%		(1.00)%	$570	383%
$30.15	37.99%		2.70%	2.56%		(0.83)%	$1,177	493%

$13.25	(0.84	)%(e)	3.28%	1.73%		1.43%	$1,833	188	%(e)
$13.71	26.92%		2.48%	1.73%		2.14%	$2,864	465%
$11.28	7.20%		2.96%	1.72%		3.26%	$1,771	1,716%
$10.64	(27.09)%		2.87%	1.77%		2.15%	$1,699	1,384%
$14.76	(38.06)%		1.84%	1.78%		1.40%	$4,091	237%
$31.42	40.71%		1.50%	1.50%		2.28%	$53,726	402%

$12.83	(1.32	)%(e)	4.28%	2.73%		0.43%	$212	188	%(e)
$13.06	25.68%		3.48%	2.73%		1.14%	$476	465%
$10.74	6.29%		3.96%	2.72%		2.26%	$702	1,716%
$10.17	(27.87)%		3.87%	2.77%		1.15%	$211	1,384%
$14.10	(38.62)%		2.84%	2.78%		0.40%	$286	237%
$29.72	39.26%		2.50%	2.50%		1.28%	$1,716	402%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)	Amount is less than $0.005.
(h)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

226 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$19.87	0.04	1.47 (d)	1.51	(0.15)	—	(0.15)
Year Ended July 31, 2011	$16.79	0.29	3.27	3.56	(0.48)	—	(0.48)
Year Ended July 31, 2010	$15.15	0.16	1.57	1.73	(0.09)	—	(0.09)
Year Ended July 31, 2009	$24.41	0.22	(9.06)	(8.84)	(0.42)	—	(0.42)
Year Ended July 31, 2008	$24.96	0.37	(0.85)	(0.48)	(0.07)	—	(0.07)
Year Ended July 31, 2007	$22.21	0.55	3.20	3.75	(0.30)	(0.70)	(1.00)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$18.97	(0.06)	1.40 (d)	1.34	—	—	—
Year Ended July 31, 2011	$15.98	0.11	3.10	3.21	(0.22)	—	(0.22)
Year Ended July 31, 2010	$14.49	0.01	1.48	1.49	—	—	—
Year Ended July 31, 2009	$23.08	0.07	(8.55)	(8.48)	(0.11)	—	(0.11)
Year Ended July 31, 2008	$23.78	0.12	(0.82)	(0.70)	—	—	—
Year Ended July 31, 2007	$21.18	0.31	3.03	3.34	(0.04)	(0.70)	(0.74)
Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$8.64	(0.08)	(0.11)	(0.19)	—	—	—
Year Ended July 31, 2011	$13.23	(0.17)	(4.42)	(4.59)	—	—	—
Year Ended July 31, 2010	$15.00	(0.22)	(1.55)	(1.77)	—	—	—
Year Ended July 31, 2009	$17.04	(0.13)	(0.79)	(0.92)	(1.12)	—	(1.12)
Year Ended July 31, 2008	$19.30	0.32	(2.25)	(1.93)	(0.33)	—	(0.33)
Year Ended July 31, 2007	$24.38	0.83	(4.39)	(3.56)	(1.52)	—	(1.52)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$8.81	(0.13)	(0.11)	(0.24)	—	—	—
Year Ended July 31, 2011	$13.63	(0.27)	(4.55)	(4.82)	—	—	—
Year Ended July 31, 2010	$15.57	(0.35)	(1.59)	(1.94)	—	—	—
Year Ended July 31, 2009	$17.19	(0.33)	(0.87)	(1.20)	(0.42)	—	(0.42)
Year Ended July 31, 2008	$19.32	0.15	(2.24)	(2.09)	(0.04)	—	(0.04)
Year Ended July 31, 2007	$24.25	0.60	(4.38)	(3.78)	(1.15)	—	(1.15)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$21.23	7.56	%(e)	1.92%	1.73%	0.42%	$18,274	154	%(e)
$19.87	21.49%		1.89%	1.73%	1.54%	$19,111	581%
$16.79	11.38%		2.10%	1.79%	1.01%	$16,728	1,120%
$15.15	(36.14)%		1.90%	1.86%	1.38%	$9,449	779%
$24.41	(1.97)%		1.62%	1.62%	1.37%	$29,165	595%
$24.96	17.04%		1.49%	1.49%	2.19%	$40,717	293%

$20.31	7.06	%(e)	2.92%	2.73%	(0.58)%	$955	154	%(e)
$18.97	20.21%		2.89%	2.73%	0.54%	$1,415	581%
$15.98	10.28%		3.10%	2.79%	0.01%	$1,717	1,120%
$14.49	(36.72)%		2.90%	2.86%	0.38%	$963	779%
$23.08	(2.94)%		2.62%	2.62%	0.37%	$3,054	595%
$23.78	15.85%		2.49%	2.49%	1.19%	$4,622	293%

$8.45	(2.20	)%(e)	3.33%	1.73%	(1.72)%	$1,612	—
$8.64	(34.69)%		2.38%	1.73%	(1.62)%	$1,268	—
$13.23	(11.80)%		2.07%	1.75%	(1.63)%	$99,034	—
$15.00	(6.48)%		2.01%	1.66%	(0.71)%	$6,196	—
$17.04	(9.94)%		1.62%	1.57%	1.85%	$28,676	—
$19.30	(15.42)%		1.81%	1.74%	3.59%	$14,947	—

$8.57	(2.72	)%(e)	4.33%	2.73%	(2.72)%	$29	—
$8.81	(35.32)%		3.38%	2.73%	(2.62)%	$126	—
$13.63	(12.52)%		3.01%	2.69%	(2.57)%	$7	—
$15.57	(7.39)%		3.01%	2.66%	(1.71)%	$32	—
$17.19	(10.79)%		2.62%	2.57%	0.85%	$2,602	—
$19.32	(16.25)%		2.81%	2.74%	2.59%	$606	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$6.09	(0.05)	(0.41)	(0.46)	—	—	—
Year Ended July 31, 2011	$7.91	(0.11)	(1.71)	(1.82)	—	—	—
Year Ended July 31, 2010	$10.81	(0.15)	(2.75)	(2.90)	—	—	—
Year Ended July 31, 2009	$18.55	(0.19)	(7.24)	(7.43)	(0.31)	—	(0.31)
Year Ended July 31, 2008	$25.93	0.39	(6.05)	(5.66)	(1.72)	—	(1.72)
Year Ended July 31, 2007	$28.10	1.13	(2.93)	(1.80)	(0.37)	—	(0.37)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$6.48	(0.08)	(0.43)	(0.51)	—	—	—
Year Ended July 31, 2011	$8.50	(0.17)	(1.85)	(2.02)	—	—	—
Year Ended July 31, 2010	$11.71	(0.24)	(2.97)	(3.21)	—	—	—
Year Ended July 31, 2009	$19.87	(0.36)	(7.80)	(8.16)	—	—	—
Year Ended July 31, 2008	$25.85	0.18	(6.16)	(5.98)	—	—	—
Year Ended July 31, 2007	$27.93	0.84	(2.92)	(2.08)	—	—	—
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$7.18	(0.06)	(0.67)	(0.73)	—	—	—
Year Ended July 31, 2011	$9.25	(0.15)	(1.92)	(2.07)	—	—	—
Year Ended July 31, 2010	$15.96	(0.18)	(6.51)	(6.69)	—	(0.02)	(0.02)
Year Ended July 31, 2009	$25.98	(0.23)	(7.85)	(8.08)	—	(1.94)	(1.94)
Year Ended July 31, 2008	$26.92	0.55	(0.57)	(0.02)	(0.92)	—	(0.92)
Year Ended July 31, 2007	$26.37	0.89	0.56	1.45	(0.90)	—	(0.90)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$6.94	(0.10)	(0.63)	(0.73)	—	—	—
Year Ended July 31, 2011	$9.02	(0.23)	(1.85)	(2.08)	—	—	—
Year Ended July 31, 2010	$15.71	(0.30)	(6.37)	(6.67)	—	(0.02)	(0.02)
Year Ended July 31, 2009	$25.84	(0.47)	(7.72)	(8.19)	—	(1.94)	(1.94)
Year Ended July 31, 2008	$26.80	0.28	(0.56)	(0.28)	(0.68)	—	(0.68)
Year Ended July 31, 2007	$26.23	0.66	0.56	1.22	(0.65)	—	(0.65)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$5.63	(7.55	)%(d)	2.19%	1.73%		(1.72)%	$7,075	—
$6.09	(23.01)%		2.03%	1.73%		(1.64)%	$10,609	—
$7.91	(26.83)%		1.98%	1.88%		(1.79)%	$23,232	—
$10.81	(40.60)%		1.86%	1.86%		(1.19)%	$7,640	—
$18.55	(22.30)%		1.55%	1.55%		2.00%	$31,869	—
$25.93	(6.47)%		1.41%	1.41%		3.95%	$9,546	—

$5.97	(8.02	)%(d)	3.19%	2.73%		(2.72)%	$160	—
$6.48	(23.76)%		3.03%	2.73%		(2.64)%	$319	—
$8.50	(27.41)%		2.85%	2.75%		(2.66)%	$114	—
$11.71	(41.07)%		2.86%	2.86%		(2.19)%	$579	—
$19.87	(23.13)%		2.55%	2.55%		1.00%	$582	—
$25.85	(7.45)%		2.41%	2.41%		2.95%	$630	—

$6.45	(10.29	)%(d)	2.32%	1.73%		(1.72)%	$3,740	—
$7.18	(22.27)%		2.09%	1.99	%(e)	(1.88)%	$4,102	—
$9.25	(41.94)%		1.77%	1.77%		(1.67)%	$19,170	1,298	%(f)
$15.96	(33.86)%		1.68%	1.68%		(0.94)%	$27,945	—
$25.98	(0.17)%		1.53%	1.53%		2.08%	$78,191	—
$26.92	6.16%		1.49%	1.49%		3.78%	$126,197	—

$6.21	(10.52	)%(d)	3.32%	2.73%		(2.72)%	$88	—
$6.94	(23.06)%		3.09%	2.99	%(e)	(2.88)%	$135	—
$9.02	(42.48)%		2.73%	2.73%		(2.63)%	$288	1,298	%(f)
$15.71	(34.49)%		2.67%	2.67%		(1.93)%	$1,202	—
$25.84	(1.14)%		2.53%	2.53%		1.08%	$6,447	—
$26.80	5.12%		2.49%	2.49%		2.78%	$18,037	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$35.95	(0.05)	12.19	12.14	— (d)	—	— (d)
Year Ended July 31, 2011	$36.10	0.21	(0.18)	0.03	(0.18)	—	(0.18)
Year Ended July 31, 2010	$33.61	0.28	2.55	2.83	(0.34)	—	(0.34)
Year Ended July 31, 2009	$31.78	0.57	1.60	2.17	(0.34)	—	(0.34)
Year Ended July 31, 2008	$30.22	0.87	2.06	2.93	(0.83)	(0.54)	(1.37)
Year Ended July 31, 2007	$29.45	1.14	0.76	1.90	(1.13)	—	(1.13)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$35.53	(0.27)	12.04	11.77	—	—	—
Year Ended July 31, 2011	$35.84	(0.13)	(0.18)	(0.31)	—	—	—
Year Ended July 31, 2010	$33.41	(0.04)	2.53	2.49	(0.06)	—	(0.06)
Year Ended July 31, 2009	$31.63	0.21	1.61	1.82	(0.04)	—	(0.04)
Year Ended July 31, 2008	$30.09	0.55	2.04	2.59	(0.51)	(0.54)	(1.05)
Year Ended July 31, 2007	$29.34	0.83	0.74	1.57	(0.82)	—	(0.82)
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$20.55	(0.17)	(2.16)	(2.33)	—	—	—
Year Ended July 31, 2011	$22.06	(0.34)	(1.17)	(1.51)	—	—	—
Year Ended July 31, 2010	$24.53	(0.37)	(2.10)	(2.47)	—	—	—
Year Ended July 31, 2009	$27.49	(0.31)	(2.62)	(2.93)	(0.03)	—	(0.03)
Year Ended July 31, 2008	$31.64	0.30	(2.52)	(2.22)	(1.93)	—	(1.93)
Year Ended July 31, 2007	$31.58	1.14	(0.85)	0.29	(0.23)	—	(0.23)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$20.77	(0.27)	(2.18)	(2.45)	—	—	—
Year Ended July 31, 2011	$22.53	(0.56)	(1.20)	(1.76)	—	—	—
Year Ended July 31, 2010	$25.32	(0.61)	(2.18)	(2.79)	—	—	—
Year Ended July 31, 2009	$28.62	(0.58)	(2.72)	(3.30)	—	—	—
Year Ended July 31, 2008	$31.30	0.01	(2.55)	(2.54)	(0.14)	—	(0.14)
Year Ended July 31, 2007	$31.45	0.83	(0.86)	(0.03)	(0.12)	—	(0.12)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$48.09	33.74	%(e)	1.50%	1.50%	(0.23)%	$21,817	3,306	%(e)
$35.95	0.10%		1.39%	1.39%	0.62%	$17,641	9,189%
$36.10	8.61%		1.37%	1.37%	0.85%	$43,263	4,717%
$33.61	6.71%		1.34%	1.34%	1.66%	$29,648	1,755%
$31.78	9.74%		1.25%	1.25%	2.76%	$16,362	1,104%
$30.22	6.47%		1.22%	1.22%	3.72%	$60,988	1,124%

$47.30	33.13	%(e)	2.49%	2.49%	(1.22)%	$6,605	3,306	%(e)
$35.53	(0.86)%		2.39%	2.39%	(0.38)%	$6,674	9,189%
$35.84	7.48%		2.37%	2.37%	(0.15)%	$10,323	4,717%
$33.41	5.74%		2.34%	2.34%	0.66%	$3,331	1,755%
$31.63	8.63%		2.25%	2.25%	1.76%	$5,439	1,104%
$30.09	5.36%		2.22%	2.22%	2.72%	$15,522	1,124%

$18.22	(11.34	)%(e)	1.82%	1.82%	(1.80)%	$38,085	—
$20.55	(6.85)%		1.64%	1.64%	(1.55)%	$48,158	1,297%
$22.06	(10.07)%		1.64%	1.64%	(1.55)%	$61,111	1,300	%(f)
$24.53	(10.67)%		1.63%	1.63%	(1.26)%	$63,256	—
$27.49	(7.24)%		1.72%	1.72%	1.07%	$35,028	—
$31.64	0.93%		1.58%	1.58%	3.66%	$13,194	—

$18.32	(11.80	)%(e)	2.82%	2.82%	(2.80)%	$1,321	—
$20.77	(7.81)%		2.64%	2.64%	(2.55)%	$2,348	1,297%
$22.53	(11.02)%		2.64%	2.64%	(2.55)%	$2,745	1,300	%(f)
$25.32	(11.53)%		2.63%	2.63%	(2.26)%	$244	—
$28.62	(8.16)%		2.72%	2.72%	0.07%	$6,006	—
$31.30	(0.06)%		2.58%	2.58%	2.66%	$250	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$11.32	(0.07)	(3.41)	(3.48)	—	—	—
Year Ended July 31, 2011	$12.13	(0.18)	(0.63)	(0.81)	—	—	—
Year Ended July 31, 2010	$14.50	(0.21)	(2.16)	(2.37)	—	—	—
Year Ended July 31, 2009	$17.87	(0.17)	(3.12)	(3.29)	(0.08)	—	(0.08)
Year Ended July 31, 2008	$20.42	0.35	(2.17)	(1.82)	(0.73)	—	(0.73)
Year Ended July 31, 2007	$21.92	0.78	(0.92)	(0.14)	(1.36)	—	(1.36)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$10.87	(0.12)	(3.25)	(3.37)	—	—	—
Year Ended July 31, 2011	$11.76	(0.30)	(0.59)	(0.89)	—	—	—
Year Ended July 31, 2010	$14.20	(0.34)	(2.10)	(2.44)	—	—	—
Year Ended July 31, 2009	$17.56	(0.31)	(3.05)	(3.36)	—	—	—
Year Ended July 31, 2008	$19.90	0.17	(2.13)	(1.96)	(0.38)	—	(0.38)
Year Ended July 31, 2007	$21.37	0.58	(0.92)	(0.34)	(1.13)	—	(1.13)
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$24.37	(0.20)	1.58	1.38	—	—	—
Year Ended July 31, 2011	$27.83	(0.40)	(3.06)	(3.46)	—	—	—
Year Ended July 31, 2010	$27.59	(0.41)	0.76	0.35	—	(0.11)	(0.11)
Year Ended July 31, 2009	$26.94	(0.23)	0.89	0.66	—	(0.01)	(0.01)
Year Ended July 31, 2008	$30.25	0.50	(2.96)	(2.46)	(0.85)	—	(0.85)
Year Ended July 31, 2007	$31.47	1.17	(1.24)	(0.07)	(1.15)	—	(1.15)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$23.51	(0.33)	1.53	1.20	—	—	—
Year Ended July 31, 2011	$27.11	(0.66)	(2.94)	(3.60)	—	—	—
Year Ended July 31, 2010	$27.15	(0.68)	0.75	0.07	—	(0.11)	(0.11)
Year Ended July 31, 2009	$26.76	(0.52)	0.92	0.40	—	(0.01)	(0.01)
Year Ended July 31, 2008	$30.05	0.22	(2.96)	(2.74)	(0.55)	—	(0.55)
Year Ended July 31, 2007	$31.28	0.86	(1.22)	(0.36)	(0.87)	—	(0.87)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$7.84	(30.74	)%(d)	1.72%	1.72%	(1.70)%	$155,319	—
$11.32	(6.68)%		1.58%	1.58%	(1.50)%	$281,208	1,297%
$12.13	(16.34)%		1.58%	1.58%	(1.49)%	$203,468	1,300	%(e)
$14.50	(18.26)%		1.64%	1.64%	(1.16)%	$205,547	—
$17.87	(9.04)%		1.51%	1.51%	1.87%	$176,917	—
$20.42	(0.40)%		1.46%	1.46%	3.79%	$147,556	—

$7.50	(31.00	)%(d)	2.72%	2.72%	(2.70)%	$6,551	—
$10.87	(7.65)%		2.58%	2.58%	(2.50)%	$8,819	1,297%
$11.76	(17.11)%		2.58%	2.58%	(2.49)%	$8,582	1,300	%(e)
$14.20	(19.13)%		2.64%	2.64%	(2.16)%	$9,571	—
$17.56	(9.93)%		2.51%	2.51%	0.87%	$9,456	—
$19.90	(1.43)%		2.46%	2.46%	2.79%	$12,920	—

$25.75	5.66	%(d)	1.59%	1.59%	(1.58)%	$126,390	—
$24.37	(12.43)%		1.62%	1.62%	(1.54)%	$52,069	1,297%
$27.83	1.29%		1.55%	1.55%	(1.45)%	$26,540	1,300	%(e)
$27.59	2.44%		1.70%	1.58%	(0.78)%	$12,468	—
$26.94	(8.28)%		1.71%	1.51%	1.78%	$20,034	—
$30.25	(0.26)%		1.76%	1.48%	3.74%	$10,757	—

$24.71	5.10	%(d)	2.59%	2.59%	(2.58)%	$3,452	—
$23.51	(13.28)%		2.62%	2.62%	(2.54)%	$2,434	1,297%
$27.11	0.27%		2.55%	2.55%	(2.45)%	$1,535	1,300	%(e)
$27.15	1.49%		2.70%	2.58%	(1.78)%	$5,463	—
$26.76	(9.21)%		2.71%	2.51%	0.78%	$7,690	—
$30.05	(1.18)%		2.76%	2.48%	2.74%	$2,146	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2012 (unaudited)	$25.10	(0.23)	(1.63)	(1.86)	—	—	—
Year Ended July 31, 2011	$25.95	(0.41)	2.57	2.16	(3.01)	—	(3.01)
Year Ended July 31, 2010	$27.41	(0.44)	(1.02)	(1.46)	—	—	—
Year Ended July 31, 2009	$31.36	(0.38)	(2.02)	(2.40)	(1.55)	—	(1.55)
Year Ended July 31, 2008	$30.31	0.69	2.85	3.54	(0.43)	(2.06)	(2.49)
Year Ended July 31, 2007	$29.18	1.12	1.00	2.12	(0.99)	—	(0.99)
Service Class
Six Months Ended January 31, 2012 (unaudited)	$25.15	(0.35)	(1.62)	(1.97)	—	—	—
Year Ended July 31, 2011	$25.72	(0.65)	2.58	1.93	(2.50)	—	(2.50)
Year Ended July 31, 2010	$27.45	(0.71)	(1.02)	(1.73)	—	—	—
Year Ended July 31, 2009	$31.15	(0.65)	(2.01)	(2.66)	(1.04)	—	(1.04)
Year Ended July 31, 2008	$30.09	0.38	2.83	3.21	(0.09)	(2.06)	(2.15)
Year Ended July 31, 2007	$28.94	0.83	0.98	1.81	(0.66)	—	(0.66)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$23.24	(7.41	)%(d)	2.15%	1.91%	(1.89)%	$7,830	—
$25.10	9.16%		1.74%	1.69%	(1.60)%	$16,403	—
$25.95	(5.33)%		1.73%	1.70%	(1.63)%	$20,290	1,298	%(e)
$27.41	(7.51)%		1.88%	1.88%	(1.40)%	$40,733	—
$31.36	12.23%		1.49%	1.49%	2.20%	$33,443	—
$30.31	7.41%		1.43%	1.43%	3.80%	$100,038	—

$23.18	(7.87	)%(d)	3.13%	2.89%	(2.87)%	$260	—
$25.15	8.10%		2.73%	2.68%	(2.59)%	$1,122	—
$25.72	(6.30)%		2.73%	2.70%	(2.63)%	$372	1,298	%(e)
$27.45	(8.42)%		2.88%	2.88%	(2.40)%	$971	—
$31.15	11.07%		2.49%	2.49%	1.20%	$1,782	—
$30.09	6.35%		2.43%	2.43%	2.80%	$4,156	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

Notes to Financial Statements

232 :: Notes to Financial Statements :: January 31, 2012 (unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: the Investor Class and the Service Class.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

At January 31, 2012, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent the principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.15%, dated 1/31/12, due 2/1/12(1)	HSBC Securities (USA), Inc., 0.12%, dated 1/31/12, due 2/1/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.11%, dated 1/31/12, due 2/1/12(3)	UBS Securities LLC, 0.11%, dated 1/31/12, due 2/1/12(4)
Bull ProFund	$26,747,000	$15,605,000	$11,703,000	$11,703,000
Mid-Cap ProFund	5,427,000	3,164,000	2,372,000	2,372,000
Small-Cap ProFund	6,517,000	3,800,000	2,849,000	2,849,000
NASDAQ-100 ProFund	6,734,000	3,927,000	2,944,000	2,944,000
Large-Cap Growth ProFund	25,000	14,000	10,000	10,000
Mid-Cap Growth ProFund	1,000	—	—	—

January 31, 2012 (unaudited) :: Notes to Financial Statements :: 233

Fund Name	Deutsche Bank Securities, Inc., 0.15%, dated 1/31/12, due 2/1/12(1)	HSBC Securities (USA), Inc., 0.12%, dated 1/31/12, due 2/1/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.11%, dated 1/31/12, due 2/1/12(3)	UBS Securities LLC, 0.11%, dated 1/31/12, due 2/1/12(4)
Small-Cap Value ProFund	$10,000	$5,000	$4,000	$4,000
Europe 30 ProFund	12,000	6,000	4,000	4,000
UltraBull ProFund	22,624,000	13,201,000	9,901,000	9,901,000
UltraMid-Cap ProFund	5,908,000	3,441,000	2,580,000	2,580,000
UltraSmall-Cap ProFund	8,159,000	4,758,000	3,568,000	3,568,000
UltraDow 30 ProFund	9,828,000	5,732,000	4,298,000	4,298,000
UltraNASDAQ-100 ProFund	16,875,000	9,844,000	7,383,000	7,383,000
UltraInternational ProFund	13,240,000	7,724,000	5,794,000	5,794,000
UltraEmerging Markets ProFund	8,024,000	4,679,000	3,509,000	3,509,000
UltraLatin America ProFund	2,830,000	1,647,000	1,235,000	1,235,000
UltraChina ProFund	1,767,000	1,028,000	770,000	770,000
UltraJapan ProFund	3,565,000	2,077,000	1,557,000	1,557,000
Bear ProFund	18,018,000	10,512,000	7,884,000	7,884,000
Short Small-Cap ProFund	2,793,000	1,623,000	1,216,000	1,216,000
Short NASDAQ-100 ProFund	1,039,000	602,000	451,000	451,000
UltraBear ProFund	12,617,000	7,359,000	5,519,000	5,519,000
UltraShort Mid-Cap ProFund	1,739,000	1,011,000	758,000	758,000
UltraShort Small-Cap ProFund	7,760,000	4,524,000	3,394,000	3,394,000
UltraShort Dow 30 ProFund	4,103,000	2,389,000	1,791,000	1,791,000
UltraShort NASDAQ-100 ProFund	7,033,000	4,101,000	3,077,000	3,077,000
UltraShort International ProFund	5,859,000	3,417,000	2,563,000	2,563,000
UltraShort Emerging Markets ProFund	2,628,000	1,529,000	1,147,000	1,147,000
UltraShort Latin America ProFund	1,777,000	1,032,000	774,000	774,000
UltraShort China ProFund	1,438,000	836,000	627,000	627,000
UltraShort Japan ProFund	546,000	315,000	236,000	236,000
Banks UltraSector ProFund	2,868,000	1,671,000	1,252,000	1,252,000
Basic Materials UltraSector ProFund	3,101,000	1,806,000	1,354,000	1,354,000
Biotechnology UltraSector ProFund	2,885,000	1,680,000	1,258,000	1,258,000
Consumer Goods UltraSector ProFund	851,000	492,000	369,000	369,000
Consumer Services UltraSector ProFund	1,232,000	715,000	537,000	537,000
Financials UltraSector ProFund	1,036,000	600,000	450,000	450,000
Health Care UltraSector ProFund	1,809,000	1,051,000	788,000	788,000
Industrials UltraSector ProFund	1,429,000	829,000	622,000	622,000
Internet UltraSector ProFund	1,838,000	1,068,000	800,000	800,000
Mobile Telecommunications UltraSector ProFund	306,000	174,000	131,000	131,000
Oil & Gas UltraSector ProFund	7,968,000	4,646,000	3,485,000	3,485,000
Oil Equipment, Services & Distribution UltraSector ProFund	1,862,000	1,081,000	811,000	811,000
Pharmaceuticals UltraSector ProFund	2,737,000	1,593,000	1,194,000	1,194,000
Precious Metals UltraSector ProFund	17,520,000	10,220,000	7,665,000	7,665,000
Real Estate UltraSector ProFund	3,344,000	1,947,000	1,459,000	1,459,000
Semiconductor UltraSector ProFund	3,149,000	1,834,000	1,376,000	1,376,000
Technology UltraSector ProFund	2,157,000	1,254,000	940,000	940,000
Telecommunications UltraSector ProFund	280,000	158,000	117,000	117,000
Utilities UltraSector ProFund	2,139,000	1,244,000	932,000	932,000
Short Oil & Gas ProFund	600,000	347,000	259,000	259,000
Short Precious Metals ProFund	2,855,000	1,663,000	1,246,000	1,246,000
Short Real Estate ProFund	1,539,000	894,000	671,000	671,000
U.S. Government Plus ProFund	7,598,000	4,430,000	3,323,000	3,323,000
Rising Rates Opportunity 10 ProFund	16,123,000	9,405,000	7,053,000	7,053,000
Rising Rates Opportunity ProFund	64,787,000	37,809,000	28,356,000	28,356,000
Rising U.S. Dollar ProFund	53,612,000	31,286,000	23,465,000	23,465,000
Falling U.S. Dollar ProFund	3,122,000	1,818,000	1,363,000	1,363,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at January 31, 2012 as follows:

(1)	Federal National Mortgage Association, 0.55% to 0.80%, due 9/6/13 to 9/12/14, which had an aggregate value of $422,764,377.
(2)	Federal National Mortgage Association, 1.00% to 4.75%, due 2/21/13 to 11/4/14, which had an aggregate value of $246,535,932.
(3)	U.S. Treasury Notes, 0.875%, due 1/31/17, which had an aggregate value of $184,826,431.
(4)

Federal Home Loan Banks, 0.25%, due 6/9/12, Federal Home Loan Mortgage Corp., 0.52%, due 11/26/12, Federal National Mortgage Association, 0.50% to 4.75%, due 2/21/13 to 12/28/16, Federal Farm Credit, 0.64%, due 4/27/15, which had an aggregate value of $184,910,329.

234 :: Notes to Financial Statements :: January 31, 2012 (unaudited)

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GDRs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

When-Issued Securities

Each ProFund may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund’s records.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund should hold to approximate the performance of a daily benchmark such as the daily performance or multiple, inverse, or inverse multiple of the daily performance of a benchmark or security. All derivative instruments held during the period ended January 31, 2012, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the period ended January 31, 2012. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivative position in the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, UltraBull ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Industrials UltraSector ProFund, Mobile Telecommunications UltraSector ProFund and Telecommunications UltraSector ProFund was 74%, 55%, 61%, 155%, 83%, 86%, 85%, 85% and 90%, respectively, based on average monthly notional amount in comparison to net assets during the period ended January 31, 2012.

The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds may purchase or sell futures contracts and options thereon. The ProFunds use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such amounts are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The face or

January 31, 2012 (unaudited) :: Notes to Financial Statements :: 235 contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the ProFund to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds because futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFunds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statements of Assets and Liabilities and the Schedules of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2012, the collateral posted by counterparties consisted of U.S. treasury securities.

Swap Agreements

The ProFunds may enter into swap agreements based on the applicable benchmark of each ProFund. The ProFunds use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Trust’s Board of Trustees, the net amount of the excess, if any, of each ProFund’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund on the notional amount, as well as any trading spreads the ProFunds may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements.”

Some ProFunds may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the ProFunds may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow either party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed

236 :: Notes to Financial Statements :: January 31, 2012 (unaudited)

the party under the agreement. This could cause a ProFund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. Among other risks, the use of swap agreements may involve imperfect correlation between the price of the swap agreement and movements in the prices of the underlying investments, as well as the inability of counterparties to perform. A ProFund bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize credit risk including early termination and payment, using different counterparties, limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds. All of the outstanding swap agreements at January 31, 2012 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities as indicated on the Statements of Assets and Liabilities and the Schedules of Portfolio Investments, respectively. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2012, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFunds’ Statements of Assets and Liabilities as of January 31, 2012:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Bull ProFund	$151,404	$—	$—	$—	$172,707	$—
Mid-Cap ProFund	133,329	—	—	—	59,633	—
Small-Cap ProFund	140,210	—	—	—	88,063	—
NASDAQ-100 ProFund	418,295	27,759	—	—	—	—
Europe 30 ProFund	3,885	—	—	—	—	—
UltraBull ProFund	179,361	—	—	—	204,247	—
UltraMid-Cap ProFund	331,846	—	—	—	278,324	—
UltraSmall-Cap ProFund	660,351	—	—	—	269,628	—
UltraDow 30 ProFund	183,617	—	—	—	124,056	—
UltraNASDAQ-100 ProFund	1,412,843	349,047	—	—	—	—
UltraInternational ProFund	—	—	—	—	519,811	—
UltraEmerging Markets ProFund	—	—	—	—	600,947	—
UltraLatin America ProFund	—	—	—	—	152,868	—
UltraChina ProFund	—	—	—	—	375,587	—
UltraJapan ProFund	434,599	—	—	—	608	—
Bear ProFund	—	89,898	—	419,885	—	—
Short Small-Cap ProFund	—	42,057	—	37,753	—	—
Short NASDAQ-100 ProFund	—	—	—	23,431	7,322	—
UltraBear ProFund	—	167,699	—	14,990	—	—
UltraShort Mid-Cap ProFund	—	45,840	—	20,464	—	—

January 31, 2012 (unaudited) :: Notes to Financial Statements :: 237

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
UltraShort Small-Cap ProFund	$—	$240,632	$—	$252,166	$—	$—
UltraShort Dow 30 ProFund	—	39,199	—	22,075	—	—
UltraShort NASDAQ-100 ProFund	—	—	—	278,242	87,162	—
UltraShort International ProFund	—	203,311	—	—	—	—
UltraShort Emerging Markets ProFund	—	80,631	—	—	—	—
UltraShort Latin America ProFund	—	46,624	—	—	—	—
UltraShort China ProFund	—	174,109	—	—	—	—
UltraShort Japan ProFund	—	71	—	41,668	—	—
Banks UltraSector ProFund	—	—	—	—	303,690	—
Basic Materials UltraSector ProFund	—	297,865	—	—	—	—
Biotechnology UltraSector ProFund	—	363,583	—	—	—	—
Consumer Goods UltraSector ProFund	—	—	—	—	19,452	—
Consumer Services UltraSector ProFund	—	14,970	—	—	—	—
Financials UltraSector ProFund	—	—	—	—	37,947	—
Health Care UltraSector ProFund	—	57,441	—	—	—	—
Industrials UltraSector ProFund	—	30,125	—	—	—	—
Internet UltraSector ProFund	—	142,855	—	—	—	—
Mobile Telecommunications UltraSector ProFund	—	8,857	—	—	6,780	—
Oil & Gas UltraSector ProFund	—	—	—	—	905,656	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	137,053	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	103,266	—
Precious Metals UltraSector ProFund	—	3,188,989	—	—	—	—
Real Estate UltraSector ProFund	—	519,353	—	—	—	—
Semiconductor UltraSector ProFund	—	—	—	—	173,482	—
Technology UltraSector ProFund	—	110,441	—	—	—	—
Telecommunications UltraSector ProFund	—	—	—	—	32,172	—
Utilities UltraSector ProFund	—	—	—	—	37,458	—
Short Oil & Gas ProFund	—	24,692	—	—	—	—
Short Precious Metals ProFund	—	—	—	—	439,560	—
Short Real Estate ProFund	—	—	—	—	85,815	—
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	321,043	78,352	—	4,326,054
Falling U.S. Dollar ProFund	—	—	190,745	—	—	10,741
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	458,281	—	—	946,945	—
Rising Rates Opportunity 10 ProFund	—	—	—	42,674	591,598	—
Rising Rates Opportunity ProFund	—	—	—	—	5,228,263	—

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

238 :: Notes to Financial Statements :: January 31, 2012 (unaudited)

The Effect of Derivative Instruments on the ProFunds’ Statements of Operations for the period ended January 31, 2012:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Bull ProFund	$(542,858)	$(581,914)	$—	$141,191
Mid-Cap ProFund	(1,317,929)	(1,762,191)	—	363,010
Small-Cap ProFund	(53,876)	589,222	—	64,159
NASDAQ-100 ProFund	105,286	(1,634,966)	—	385,128
Europe 30 ProFund	(5,222)	—	—	3,266
UltraBull ProFund	(1,085,703)	(5,283,658)	—	1,522,870
UltraMid-Cap ProFund	(1,582,667)	(11,299,225)	—	706,684
UltraSmall-Cap ProFund	(703,358)	(4,912,431)	—	459,315
UltraDow 30 ProFund	37,481	(532,690)	—	481,495
UltraNASDAQ-100 ProFund	218,914	(2,132,719)	—	1,392,803
UltraInternational ProFund	—	(6,804,523)	—	(415,010)
UltraEmerging Markets ProFund	—	(3,340,739)	—	(382,893)
UltraLatin America ProFund	—	(2,657,004)	—	(177,466)
UltraChina ProFund	—	(4,600,532)	—	(442,873)
UltraJapan ProFund	(2,614,635)	(382,179)	—	(517,589)
Bear ProFund	(1,029,157)	(5,753,041)	—	(743,080)
Short Small-Cap ProFund	(59,595)	(655,100)	—	(23,726)
Short NASDAQ-100 ProFund	(85,162)	(1,209,818)	—	11,053
UltraBear ProFund	(470,872)	(7,333,929)	—	(801,622)
UltraShort Mid-Cap ProFund	(35,573)	(874,766)	—	(73,534)
UltraShort Small-Cap ProFund	(771,935)	(3,248,083)	—	(116,876)
UltraShort Dow 30 ProFund	(45,137)	(2,404,072)	—	(277,477)
UltraShort NASDAQ-100 ProFund	(125,328)	(4,636,592)	—	(329,994)
UltraShort International ProFund	—	1,284,852	—	146,852
UltraShort Emerging Markets ProFund	—	(1,582,552)	—	34,054
UltraShort Latin America ProFund	—	(868,527)	—	49,937
UltraShort China ProFund	—	(899,223)	—	196,827
UltraShort Japan ProFund	(19,670)	34,240	—	(125,072)
Banks UltraSector ProFund	—	(27,395)	—	204,081
Basic Materials UltraSector ProFund	—	(3,380,617)	—	1,426,795
Biotechnology UltraSector ProFund	—	(64,743)	—	602,047
Consumer Goods UltraSector ProFund	—	10,414	—	39,927
Consumer Services UltraSector ProFund	—	40,921	—	124,891
Financials UltraSector ProFund	—	(328,220)	—	313,352
Health Care UltraSector ProFund	—	(844,100)	—	512,032
Industrials UltraSector ProFund	—	(754,921)	—	549,871
Internet UltraSector ProFund	—	(4,089,475)	—	1,633,541
Mobile Telecommunications UltraSector ProFund	—	(275,820)	—	160,606
Oil & Gas UltraSector ProFund	—	(10,626,965)	—	2,393,713
Oil Equipment, Services & Distribution UltraSector ProFund	—	(9,090,931)	—	1,313,607
Pharmaceuticals UltraSector ProFund	—	225,263	—	66,346
Precious Metals UltraSector ProFund	—	(14,522,847)	—	9,218,045
Real Estate UltraSector ProFund	—	(2,234,499)	—	1,534,253
Semiconductor UltraSector ProFund	—	(422,125)	—	(29,671)
Technology UltraSector ProFund	—	(908,347)	—	540,397
Telecommunications UltraSector ProFund	—	(121,994)	—	35,444
Utilities UltraSector ProFund	—	(903,464)	—	402,236
Short Oil & Gas ProFund	—	(275,161)	—	(46,786)
Short Precious Metals ProFund	—	333,235	—	(1,004,684)
Short Real Estate ProFund	—	(1,000,160)	—	(208,194)

January 31, 2012 (unaudited) :: Notes to Financial Statements :: 239

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	$(69,875)	$—	$5,732,883	$(2,071,654)
Falling U.S. Dollar ProFund	(24,382)	—	(922,677)	(5,896)
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	9,613,415	—	(2,013,509)
Rising Rates Opportunity 10 ProFund	(107,734)	(6,573,130)	—	1,188,746
Rising Rates Opportunity ProFund	—	(74,329,422)	—	8,396,193

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, Ultra Japan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as “Fees paid indirectly.”

240 :: Notes to Financial Statements :: January 31, 2012 (unaudited)

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Adoption of ASU 2011-04 will have no effect on the ProFund’s net assets. At this time, management is evaluating the impact of ASU 2011-04 on the financial statement disclosures.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical assets

•                  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

January 31, 2012 (unaudited) :: Notes to Financial Statements :: 241

A summary of the valuations as of January 31, 2012, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$13,148,937	$—	$—	$—	$13,148,937	$—
Repurchase Agreements	—	—	65,758,000	—	65,758,000	—
Rights/Warrants	1	—	—	—	1	—
Futures Contracts	—	151,404	—	—	—	151,404
Swap Agreements	—	—	—	(172,707)	—	(172,707)
Total	$13,148,938	$151,404	$65,758,000	$(172,707)	$78,906,938	$(21,303)
Mid-Cap ProFund
Common Stocks	$7,442,538	$—	$—	$—	$7,442,538	$—
Repurchase Agreements	—	—	13,335,000	—	13,335,000	—
Futures Contracts	—	133,329	—	—	—	133,329
Swap Agreements	—	—	—	(59,633)	—	(59,633)
Total	$7,442,538	$133,329	$13,335,000	$(59,633)	$20,777,538	$73,696
Small-Cap ProFund
Common Stocks	$5,192,356	$—	$—	$—	$5,192,356	$—
Repurchase Agreements	—	—	16,015,000	—	16,015,000	—
Futures Contracts	—	140,210	—	—	—	140,210
Swap Agreements	—	—	—	(88,063)	—	(88,063)
Total	$5,192,356	$140,210	$16,015,000	$(88,063)	$21,207,356	$52,147
NASDAQ-100 ProFund
Common Stocks	$18,243,103	$—	$—	$—	$18,243,103	$—
Repurchase Agreements	—	—	16,549,000	—	16,549,000	—
Futures Contracts	—	418,295	—	—	—	418,295
Swap Agreements	—	—	—	27,759	—	27,759
Total	$18,243,103	$418,295	$16,549,000	$27,759	$34,792,103	$446,054
Large-Cap Value ProFund
Common Stocks	$40,885,454	$—	$—	$—	$40,885,454	$—
Rights/Warrants	6	—	—	—	6	—
Total	$40,885,460	$—	$—	$—	$40,885,460	$—
Large-Cap Growth ProFund
Common Stocks	$44,397,565	$—	$—	$—	$44,397,565	$—
Repurchase Agreements	—	—	59,000	—	59,000	—
Total	$44,397,565	$—	$59,000	$—	$44,456,565	$—
Mid-Cap Value ProFund
Common Stocks	$16,295,838	$—	$—	$—	$16,295,838	$—
Total	$16,295,838	$—	$—	$—	$16,295,838	$—
Mid-Cap Growth ProFund
Common Stocks	$11,121,512	$—	$—	$—	$11,121,512	$—
Repurchase Agreements	—	—	1,000	—	1,000	—
Total	$11,121,512	$—	$1,000	$—	$11,122,512	$—
Small-Cap Value ProFund
Common Stocks	$40,723,872	$—	$—	$—	$40,723,872	$—
Repurchase Agreements	—	—	23,000	—	23,000	—
Total	$40,723,872	$—	$23,000	$—	$40,746,872	$—
Small-Cap Growth ProFund
Common Stocks	$14,245,420	$—	$—	$—	$14,245,420	$—
Total	$14,245,420	$—	$—	$—	$14,245,420	$—

242 :: Notes to Financial Statements :: January 31, 2012 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Europe 30 ProFund
Common Stocks	$5,116,384	$—	$—	$—	$5,116,384	$—
Repurchase Agreements	—	—	26,000	—	26,000	—
Futures Contracts	—	3,885	—	—	—	3,885
Total	$5,116,384	$3,885	$26,000	$—	$5,142,384	$3,885
UltraBull ProFund
Common Stocks	$26,297,846	$—	$—	$—	$26,297,846	$—
Repurchase Agreements	—	—	55,627,000	—	55,627,000	—
Rights/Warrants	1	—	—	—	1	—
Futures Contracts	—	179,361	—	—	—	179,361
Swap Agreements	—	—	—	(204,247)	—	(204,247)
Total	$26,297,847	$179,361	$55,627,000	$(204,247)	$81,924,847	$(24,886)
UltraMid-Cap ProFund
Common Stocks	$24,516,585	$—	$—	$—	$24,516,585	$—
Repurchase Agreements	—	—	14,509,000	—	14,509,000	—
Futures Contracts	—	331,846	—	—	—	331,846
Swap Agreements	—	—	—	(278,324)	—	(278,324)
Total	$24,516,585	$331,846	$14,509,000	$(278,324)	$39,025,585	$53,522
UltraSmall-Cap ProFund
Common Stocks	$15,912,054	$—	$—	$—	$15,912,054	$—
Repurchase Agreements	—	—	20,053,000	—	20,053,000	—
Futures Contracts	—	660,351	—	—	—	660,351
Swap Agreements	—	—	—	(269,628)	—	(269,628)
Total	$15,912,054	$660,351	$20,053,000	$(269,628)	$35,965,054	$390,723
UltraDow 30 ProFund
Common Stocks	$7,269,279	$—	$—	$—	$7,269,279	$—
Repurchase Agreements	—	—	24,156,000	—	24,156,000	—
Futures Contracts	—	183,617	—	—	—	183,617
Swap Agreements	—	—	—	(124,056)	—	(124,056)
Total	$7,269,279	$183,617	$24,156,000	$(124,056)	$31,425,279	$59,561
UltraNASDAQ-100 ProFund
Common Stocks	$79,053,446	$—	$—	$—	$79,053,446	$—
Repurchase Agreements	—	—	41,485,000	—	41,485,000	—
Futures Contracts	—	1,412,843	—	—	—	1,412,843
Swap Agreements	—	—	—	349,047	—	349,047
Total	$79,053,446	$1,412,843	$41,485,000	$349,047	$120,538,446	$1,761,890
UltraInternational ProFund
Repurchase Agreements	$—	$—	$32,552,000	$—	$32,552,000	$—
Swap Agreements	—	—	—	(519,811)	—	(519,811)
Total	$—	$—	$32,552,000	$(519,811)	$32,552,000	$(519,811)
UltraEmerging Markets ProFund
Common Stocks	$36,577,171	$—	$—	$—	$36,577,171	$—
Preferred Stocks	12,185,543	—	—	—	12,185,543	—
Repurchase Agreements	—	—	19,721,000	—	19,721,000	—
Swap Agreements	—	—	—	(600,947)	—	(600,947)
Total	$48,762,714	$—	$19,721,000	$(600,947)	$68,483,714	$(600,947)
UltraLatin America ProFund
Common Stocks	$10,672,499	$—	$—	$—	$10,672,499	$—
Preferred Stocks	8,594,419	—	—	—	8,594,419	—
Repurchase Agreements	—	—	6,947,000	—	6,947,000	—
Swap Agreements	—	—	—	(152,868)	—	(152,868)
Total	$19,266,918	$—	$6,947,000	$(152,868)	$26,213,918	$(152,868)

January 31, 2012 (unaudited) :: Notes to Financial Statements :: 243

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraChina ProFund
Common Stocks	$10,698,529	$—	$—	$—	$10,698,529	$—
Repurchase Agreements	—	—	4,335,000	—	4,335,000	—
Swap Agreements	—	—	—	(375,587)	—	(375,587)
Total	$10,698,529	$—	$4,335,000	$(375,587)	$15,033,529	$(375,587)
UltraJapan ProFund
Repurchase Agreements	$—	$—	$8,756,000	$—	$8,756,000	$—
Futures Contracts	—	434,599	—	—	—	434,599
Swap Agreements	—	—	—	(608)	—	(608)
Total	$—	$434,599	$8,756,000	$(608)	8,756,000	$433,991
Bear ProFund
Repurchase Agreements	$—	$—	$44,298,000	$—	$44,298,000	$—
Futures Contracts	—	(419,885)	—	—	—	(419,885)
Swap Agreements	—	—	—	89,898	—	89,898
Total	$—	$(419,885)	$44,298,000	$89,898	$44,298,000	$(329,987)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$6,848,000	$—	$6,848,000	$—
Futures Contracts	—	(37,753)	—	—	—	(37,753)
Swap Agreements	—	—	—	42,057	—	42,057
Total	$—	$(37,753)	$6,848,000	$42,057	$6,848,000	$4,304
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$2,543,000	$—	$2,543,000	$—
Futures Contracts	—	(23,431)	—	—	—	(23,431)
Swap Agreements	—	—	—	(7,322)	—	(7,322)
Total	$—	$(23,431)	$2,543,000	$(7,322)	$2,543,000	$(30,753)
UltraBear ProFund
Repurchase Agreements	$—	$—	$31,014,000	$—	$31,014,000	$—
Futures Contracts	—	(14,990)	—	—	—	(14,990)
Swap Agreements	—	—	—	167,699	—	167,699
Total	$—	$(14,990)	$31,014,000	$167,699	$31,014,000	$152,709
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$4,266,000	$—	$4,266,000	$—
Futures Contracts	—	(20,464)	—	—	—	(20,464)
Swap Agreements	—	—	—	45,840	—	45,840
Total	$—	$(20,464)	$4,266,000	$45,840	$4,266,000	$25,376
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$19,072,000	$—	$19,072,000	$—
Futures Contracts	—	(252,166)	—	—	—	(252,166)
Swap Agreements	—	—	—	240,632	—	240,632
Total	$—	$(252,166)	$19,072,000	$240,632	$19,072,000	$(11,534)
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$10,074,000	$—	$10,074,000	$—
Futures Contracts	—	(22,075)	—	—	—	(22,075)
Swap Agreements	—	—	—	39,199	—	39,199
Total	$—	$(22,075)	$10,074,000	$39,199	$10,074,000	$17,124
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$17,288,000	$—	$17,288,000	$—
Futures Contracts	—	(278,242)	—	—	—	(278,242)
Swap Agreements	—	—	—	(87,162)	—	(87,162)
Total	$—	$(278,242)	$17,288,000	$(87,162)	$17,288,000	$(365,404)

244 :: Notes to Financial Statements :: January 31, 2012 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort International ProFund
Repurchase Agreements	$—	$—	$14,402,000	$—	$14,402,000	$—
Swap Agreements	—	—	—	203,311	—	203,311
Total	$—	$—	$14,402,000	$203,311	$14,402,000	$203,311
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$6,451,000	$—	$6,451,000	$—
Swap Agreements	—	—	—	80,631	—	80,631
Total	$—	$—	$6,451,000	$80,631	$6,451,000	$80,631
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$4,357,000	$—	$4,357,000	$—
Swap Agreements	—	—	—	46,624	—	46,624
Total	$—	$—	$4,357,000	$46,624	$4,357,000	$46,624
UltraShort China ProFund
Repurchase Agreements	$—	$—	$3,528,000	$—	$3,528,000	$—
Swap Agreements	—	—	—	174,109	—	174,109
Total	$—	$—	$3,528,000	$174,109	$3,528,000	$174,109
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,333,000	$—	$1,333,000	$—
Futures Contracts	—	(41,668)	—	—	—	(41,668)
Swap Agreements	—	—	—	71	—	71
Total	$—	$(41,668)	$1,333,000	$71	$1,333,000	$(41,597)
Banks UltraSector ProFund
Common Stocks	$9,411,834	$—	$—	$—	$9,411,834	$—
Repurchase Agreements	—	—	7,043,000	—	7,043,000	—
Swap Agreements	—	—	—	(303,690)	—	(303,690)
Total	$9,411,834	$—	$7,043,000	$(303,690)	$16,454,834	$(303,690)
Basic Materials UltraSector ProFund
Common Stocks	$12,459,713	$—	$—	$—	$12,459,713	$—
Repurchase Agreements	—	—	7,615,000	—	7,615,000	—
Swap Agreements	—	—	—	297,865	—	297,865
Total	$12,459,713	$—	$7,615,000	$297,865	$20,074,713	$297,865
Biotechnology UltraSector ProFund
Common Stocks	$8,136,815	$—	$—	$—	$8,136,815	$—
Repurchase Agreements	—	—	7,081,000	—	7,081,000	—
Swap Agreements	—	—	—	363,583	—	363,583
Total	$8,136,815	$—	$7,081,000	$363,583	$15,217,815	$363,583
Consumer Goods UltraSector ProFund
Common Stocks	$3,013,488	$—	$—	$—	$3,013,488	$—
Repurchase Agreements	—	—	2,081,000	—	2,081,000	—
Swap Agreements	—	—	—	(19,452)	—	(19,452)
Total	$3,013,488	$—	$2,081,000	$(19,452)	$5,094,488	$(19,452)

January 31, 2012 (unaudited) :: Notes to Financial Statements :: 245

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Consumer Services UltraSector ProFund
Common Stocks	$3,769,788	$—	$—	$—	$3,769,788	$—
Repurchase Agreements	—	—	3,021,000	—	3,021,000	—
Swap Agreements	—	—	—	14,970	—	14,970
Total	$3,769,788	$—	$3,021,000	$14,970	$6,790,788	$14,970
Financials UltraSector ProFund
Common Stocks	$5,239,378	$—	$—	$—	$5,239,378	$—
Rights/Warrants	5	—	—	—	5	—
Repurchase Agreements	—	—	2,536,000	—	2,536,000	—
Swap Agreements	—	—	—	(37,948)	—	(37,948)
Total	$5,239,383	$—	$2,536,000	$(37,948)	$7,775,383	$(37,948)
Health Care UltraSector ProFund
Common Stocks	$7,347,777	$—	$—	$—	$7,347,777	$—
Repurchase Agreements	—	—	4,436,000	—	4,436,000	—
Swap Agreements	—	—	—	57,441	—	57,441
Total	$7,347,777	$—	$4,436,000	$57,441	$11,783,777	$57,441
Industrials UltraSector ProFund
Common Stocks	$4,119,790	$—	$—	$—	$4,119,790	$—
Repurchase Agreements	—	—	3,502,000	—	3,502,000	—
Swap Agreements	—	—	—	30,125	—	30,125
Total	$4,119,790	$—	$3,502,000	$30,125	$7,621,790	$30,125
Internet UltraSector ProFund
Common Stocks	$11,720,578	$—	$—	$—	$11,720,578	$—
Repurchase Agreements	—	—	4,506,000	—	4,506,000	—
Swap Agreements	—	—	—	142,855	—	142,855
Total	$11,720,578	$—	$4,506,000	$142,855	$16,226,578	$142,855
Mobile Telecommunications UltraSector ProFund
Common Stocks	$853,339	$—	$—	$—	$853,339	$—
Repurchase Agreements	—	—	742,000	—	742,000	—
Swap Agreements	—	—	—	2,077	—	2,077
Total	$853,339	$—	$742,000	$2,077	$1,595,339	$2,077
Oil & Gas UltraSector ProFund
Common Stocks	$36,508,728	$—	$—	$—	$36,508,728	$—
Repurchase Agreements	—	—	19,584,000	—	19,584,000	—
Swap Agreements	—	—		(905,656)	—	(905,656)
Total	$36,508,728	$—	$19,584,000	$(905,656)	$56,092,728	$(905,656)
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$12,965,476	$—	$—	$—	$12,965,476	$—
Repurchase Agreements	—	—	4,565,000	—	4,565,000	—
Swap Agreements	—	—	—	137,053	—	137,053
Total	$12,965,476	$—	$4,565,000	$137,053	$17,530,476	$137,053
Pharmaceuticals UltraSector ProFund
Common Stocks	$11,524,334	$—	$—	$—	$11,524,334	$—
Repurchase Agreements	—	—	6,718,000	—	6,718,000	—
Swap Agreements	—	—	—	(103,266)	—	(103,266)
Total	$11,524,334	$—	$6,718,000	$(103,266)	$18,242,334	$(103,266)

246 :: Notes to Financial Statements :: January 31, 2012 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Precious Metals UltraSector ProFund
Repurchase Agreements	$—	$—	$43,070,000	$—	$43,070,000	$—
Swap Agreements	—	—	—	3,188,989	—	3,188,989
Total	$—	$—	$43,070,000	$3,188,989	$43,070,000	$3,188,989
Real Estate UltraSector ProFund
Common Stocks	$19,504,892	$—	$—	$—	$19,504,892	$—
Repurchase Agreements	—	—	8,209,000	—	8,209,000	—
Swap Agreements	—	—	—	519,353	—	519,353
Total	$19,504,892	$—	$8,209,000	$519,353	$27,713,892	$519,353
Semiconductor UltraSector ProFund
Common Stocks	$11,389,016	$—	$—	$—	$11,389,016	$—
Repurchase Agreements	—	—	7,735,000	—	7,735,000	—
Swap Agreements	—	—	—	(173,482)	—	(173,482)
Total	$11,389,016	$—	$7,735,000	$(173,482)	$19,124,016	$(173,482)
Technology UltraSector ProFund
Common Stocks	$6,987,595	$—	$—	$—	$6,987,595	$—
Repurchase Agreements	—	—	5,291,000	—	5,291,000	—
Swap Agreements	—	—	—	110,441	—	110,441
Total	$6,987,595	$—	$5,291,000	$110,441	$12,278,595	$110,441
Telecommunications UltraSector ProFund
Common Stocks	$998,323	$—	$—	$—	$998,323	$—
Repurchase Agreements	—	—	672,000	—	672,000	—
Swap Agreements	—	—	—	(32,172)	—	(32,172)
Total	$998,323	$—	$672,000	$(32,172)	$1,670,323	$(32,172)
Utilities UltraSector ProFund
Common Stocks	$13,668,491	$—	$—	$—	$13,668,491	$—
Repurchase Agreements	—	—	5,247,000	—	5,247,000	—
Swap Agreements	—	—	—	(37,458)	—	(37,458)
Total	$13,668,491	$—	$5,247,000	$(37,458)	$18,915,491	$(37,458)
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$1,465,000	$—	$1,465,000	$—
Swap Agreements	—	—	—	24,692	—	24,692
Total	$—	$—	$1,465,000	$24,692	$1,465,000	$24,692
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$7,010,000	$—	$7,010,000	$—
Swap Agreements	—	—	—	(439,560)	—	(439,560)
Total	$—	$—	$7,010,000	$(439,560)	$7,010,000	$(439,560)
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$3,775,000	$—	$3,775,000	$—
Swap Agreements	—	—	—	(85,815)	—	(85,815)
Total	$—	$—	$3,775,000	$(85,815)	$3,775,000	$(85,815)
U.S. Government Plus ProFund
U.S. Treasury Obligations	$—	$—	$12,548,078	$—	$12,548,078	$—
Repurchase Agreements	—	—	18,674,000	—	18,674,000	—
Futures Contracts	—	—	—	—	—	—
Swap Agreements	—	—	—	(488,664)	—	(488,664)
Total	$—	$—	$31,222,078	$(488,664)	$31,222,078	$(488,664)

January 31, 2012 (unaudited) :: Notes to Financial Statements :: 247

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$39,634,000	$—	$39,634,000	$—
Futures Contracts	—	(42,674)	—	—	—	(42,674)
Swap Agreements	—	—	—	(591,598)	—	(591,598)
Total	$—	$(42,674)	$39,634,000	$(591,598)	$39,634,000	$(634,272)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$159,308,000	$—	$159,308,000	$—
Swap Agreements	—	—	—	(5,228,263)	—	(5,228,263)
Total	$—	$—	$159,308,000	$(5,228,263)	$159,308,000	$(5,228,263)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$131,828,000	$—	$131,828,000	$—
Futures Contracts	—	(78,352)	—	—	—	(78,352)
Forward Currency Contracts	—	—	—	(4,005,011)	—	(4,005,011)
Total	$—	$(78,352)	$131,828,000	$(4,005,011)	$131,828,000	$(4,083,363)
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$7,666,000	$—	$7,666,000	$—
Forward Currency Contracts	—	—	—	180,004	—	180,004
Total	$—	$—	$7,666,000	$180,004	$7,666,000	$180,004

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of January 31, 2012 from the valuation input levels used on July 31, 2011.

4. Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”) adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other

248 :: Notes to Financial Statements :: January 31, 2012 (unaudited)

administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended January 31, 2012, actual Trustee compensation was $277,500 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period December 1, 2011 through November 30, 2012		For the Period December 1, 2010 through November 30, 2011
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	1.73%	2.73%
Small-Cap ProFund	1.73%	2.73%	1.73%	2.73%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.73%	2.73%	1.73%	2.73%
Large-Cap Growth ProFund	1.73%	2.73%	1.73%	2.73%
Mid-Cap Value ProFund	1.73%	2.73%	1.73%	2.73%
Mid-Cap Growth ProFund	1.73%	2.73%	1.73%	2.73%
Small-Cap Value ProFund	1.73%	2.73%	1.73%	2.73%
Small-Cap Growth ProFund	1.73%	2.73%	1.73%	2.73%
Europe 30 ProFund	1.95%	2.95%	1.73%	2.73%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraSmall-Cap ProFund	1.95%	2.95%	1.73%	2.73%
UltraDow 30 ProFund	1.73%	2.73%	1.73%	2.73%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.95%	2.95%	1.73%	2.73%
UltraEmerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.73%	2.73%	1.73%	2.73%
UltraJapan ProFund	1.73%	2.73%	1.73%	2.73%
Bear ProFund	1.73%	2.73%	1.95%	2.95%
Short Small-Cap ProFund	1.73%	2.73%	1.73%	2.73%
Short NASDAQ-100 ProFund	1.73%	2.73%	1.73%	2.73%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Small-Cap ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Dow 30 ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort NASDAQ-100 ProFund	1.73%	2.73%	1.95%	2.95%
UltraShort International ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Emerging Markets ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Latin America ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort China ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Japan ProFund	1.73%	2.73%	1.73%	2.73%
Banks UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Basic Materials UltraSector ProFund	1.95%	2.95%	1.73%	2.73%
Biotechnology UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Consumer Goods UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Consumer Services UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Financials UltraSector ProFund	1.73%	2.73%	1.73%	2.73%

January 31, 2012 (unaudited) :: Notes to Financial Statements :: 249

	For the Period December 1, 2011 through November 30, 2012		For the Period December 1, 2010 through November 30, 2011
	Investor Class	Service Class	Investor Class	Service Class
Health Care UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Industrials UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Internet UltraSector ProFund	1.95%	2.95%	1.73%	2.73%
Mobile Telecommunications UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.95%	2.95%	1.73%	2.73%
Pharmaceuticals UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Semiconductor UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Technology UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Telecommunications UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Utilities UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Short Oil & Gas ProFund	1.73%	2.73%	1.73%	2.73%
Short Precious Metals ProFund	1.73%	2.73%	1.73%	2.73%
Short Real Estate ProFund	1.73%	2.73%	1.73%	2.73%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.73%	2.73%	1.95%	2.95%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2012, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/12	Expires 11/30/13	Expires 11/30/14	Expires 11/30/15	Total
Mid-Cap ProFund	$40,464	$—	$2,627	$561	$43,652
Small-Cap ProFund	118,183	30,321	31,832	12,652	192,988
Large-Cap Value ProFund	36,964	66,001	24,132	7,877	134,974
Large-Cap Growth ProFund	—	41,326	18,839	8,740	68,905
Mid-Cap Value ProFund	2,424	67,441	16,938	12,842	99,645
Mid-Cap Growth ProFund	—	1,888	23,320	20,159	45,367
Small-Cap Value ProFund	103,126	52,358	40,574	8,424	204,482
Small-Cap Growth ProFund	64,891	33,665	26,940	21,415	146,911
Europe 30 ProFund	—	4,218	29,163	8,148	41,529
UltraSmall-Cap ProFund	—	1,433	3,770	—	5,203
UltraDow 30 ProFund	—	17,109	5,006	5,856	27,971
UltraInternational ProFund	—	35,168	—	—	35,168
UltraChina ProFund	—	23,269	43,900	8,436	75,605
UltraJapan ProFund	—	44,001	31,661	9,683	85,345
Bear ProFund	—	—	—	3,571	3,571
Short Small-Cap ProFund	150	63,317	6,045	16,746	86,258
Short NASDAQ-100 ProFund	19,211	24,635	30,656	8,058	82,560
UltraShort Mid-Cap ProFund	—	34,716	28,874	6,754	70,344
UltraShort Small-Cap ProFund	—	165,777	55,247	11,402	232,426
UltraShort Dow 30 ProFund	—	17,559	30,734	5,125	53,418
UltraShort NASDAQ-100 ProFund	—	—	—	6,869	6,869
UltraShort International ProFund	2,570	—	2,741	2,886	8,197
UltraShort Emerging Markets ProFund	26,533	35,416	6,908	11,819	80,676
UltraShort Latin America ProFund	29,292	42,067	36,785	7,441	115,585
UltraShort China ProFund	46,350	50,301	26,436	6,029	129,116
UltraShort Japan ProFund	45,286	45,382	36,187	7,736	134,591
Banks UltraSector ProFund	39,002	35,989	25,564	7,358	107,913
Basic Materials UltraSector ProFund	—	10,422	377	3,344	14,143
Biotechnology UltraSector ProFund	—	—	19,111	8,815	27,926
Consumer Goods UltraSector ProFund	48,571	37,500	37,613	5,924	129,608

250 :: Notes to Financial Statements :: January 31, 2012 (unaudited)

	Expires 11/30/12	Expires 11/30/13	Expires 11/30/14	Expires 11/30/15	Total
Consumer Services UltraSector ProFund	$39,608	$45,513	$37,755	$6,211	$129,087
Financials UltraSector ProFund	58,931	44,138	30,245	7,999	141,313
Health Care UltraSector ProFund	59,721	45,637	26,395	8,527	140,280
Industrials UltraSector ProFund	43,975	61,163	26,308	17,562	149,008
Internet UltraSector ProFund	—	—	18,033	2,093	20,126
Mobile Telecommunications UltraSector ProFund	34,358	34,265	36,865	6,775	112,263
Oil Equipment, Services & Distribution UltraSector ProFund	—	29,627	—	3,570	33,197
Pharmaceuticals UltraSector ProFund	38,519	40,049	23,843	6,084	108,495
Real Estate UltraSector ProFund	32,192	24,549	15,706	8,308	80,755
Semiconductor UltraSector ProFund	34,399	32,260	29,399	7,304	103,362
Technology UltraSector ProFund	62,874	42,223	4,438	7,685	117,220
Telecommunications UltraSector ProFund	38,344	33,541	32,196	7,029	111,110
Utilities UltraSector ProFund	9,950	36,769	22,020	6,839	75,578
Short Oil & Gas ProFund	32,544	39,003	39,563	4,335	115,445
Short Precious Metals ProFund	—	19,271	37,576	7,358	64,205
Short Real Estate ProFund	—	—	22,049	6,607	28,656
Rising U.S. Dollar ProFund	47,533	—	—	—	47,533
Falling U.S. Dollar ProFund	—	15,283	—	12,684	27,967

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2012 were as follows:

	Purchases	Sales
Bull ProFund	$188,755	$200,607
Mid-Cap ProFund	578,828	4,396,914
Small-Cap ProFund	1,105	3,200,250
NASDAQ-100 ProFund	409,558	420,376
Large-Cap Value ProFund	103,538,972	80,344,238
Large-Cap Growth ProFund	76,166,723	67,165,001
Mid-Cap Value ProFund	43,835,555	45,012,209
Mid-Cap Growth ProFund	31,701,570	49,295,710
Small-Cap Value ProFund	95,804,101	65,698,537
Small-Cap Growth ProFund	41,676,465	52,956,275
Europe 30 ProFund	57,770,012	59,401,741
UltraBull ProFund	377,469	9,027,593
UltraMid-Cap ProFund	1,728,252	5,848,651
UltraSmall-Cap ProFund	2,833	341,109
UltraNASDAQ-100 ProFund	1,774,752	1,821,589
UltraEmerging Markets ProFund	43,953,527	29,644,788
UltraLatin America ProFund	13,849,777	16,222,570
UltraChina ProFund	13,625,785	15,203,212
Banks UltraSector ProFund	15,556,091	14,882,931
Basic Materials UltraSector ProFund	7,358,746	13,279,578
Biotechnology UltraSector ProFund	2,728,829	1,435,044
Consumer Goods UltraSector ProFund	2,863,283	1,530,623
Consumer Services UltraSector ProFund	2,981,036	2,031,433
Financials UltraSector ProFund	2,983,207	2,542,492
Health Care UltraSector ProFund	9,634,559	9,584,732
Industrials UltraSector ProFund	6,204,949	6,756,836
Internet UltraSector ProFund	1,666,469	13,483,880
Mobile Telecommunications UltraSector ProFund	3,907,369	4,784,959
Oil & Gas UltraSector ProFund	3,095,131	23,222,263
Oil Equipment, Services & Distribution UltraSector ProFund	6,271,139	19,146,277
Pharmaceuticals UltraSector ProFund	14,014,364	7,244,842
Real Estate UltraSector ProFund	10,012,159	15,766,583
Semiconductor UltraSector ProFund	10,776,295	2,674,261
Technology UltraSector ProFund	3,556,799	3,593,488
Telecommunications UltraSector ProFund	2,746,563	3,097,308
Utilities UltraSector ProFund	19,332,291	18,460,009

January 31, 2012 (unaudited) :: Notes to Financial Statements :: 251

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2012 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$504,116,492	$504,423,188

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

The ProFunds use investment techniques and derivatives that may be considered aggressive. Because a ProFund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose a ProFund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and its benchmark, which may prevent the ProFund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move in value that causes a material decline in the ProFund’s NAV, the terms of the swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the benchmark reverses all or a portion of its intraday move by the end of the day.

Active Investor Risk

The ProFunds permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. In order to achieve a high degree of correlation with its benchmark, certain ProFunds seek to rebalance their portfolios daily to keep exposure consistent with their investment objective. Being materially over -or under-exposed to its benchmark may prevent a ProFund from achieving a high degree of correlation with its benchmark. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the ProFund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the benchmark’s movements. Because of this, it is unlikely that a ProFund will be perfectly exposed to its benchmark at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the benchmark level is volatile near the close of the trading day. A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities or financial instruments not included in the benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding benchmark reconstitutions and other benchmark rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on or around that day.

Certain ProFunds are “geared” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of a benchmark on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds having a single day investment objective in combination with the use of leverage, which is that

252 :: Notes to Financial Statements :: January 31, 2012 (unaudited)

for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, geared ProFunds are unlikely to provide a simple multiple (e.g., 1.5x, -1x, -1.25x, 2x, or -2x) of a benchmark’s return over periods longer than one day.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty fails to perform its obligations. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation or inverse correlation with its underlying benchmark.

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax year ended in 2011, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2011
Europe 30 ProFund	$123,054	$—	$123,054	$—	$123,054
October 31, 2011
NASDAQ-100 ProFund	1,303,807	183,253	1,487,060	—	1,487,060
UltraLatin America ProFund	261,752	—	261,752	—	261,752
UltraChina ProFund	—	272,077	272,077	12,219	284,296
Internet UltraSector ProFund	775,793	631,608	1,407,401	—	1,407,401
Pharmaceuticals UltraSector ProFund	22,373	—	22,373	—	22,373
Real Estate UltraSector ProFund	2,509	—	2,509	—	2,509
Telecommunications UltraSector ProFund	104,268	—	104,268	—	104,268
Utilities UltraSector ProFund	157,483	—	157,483	—	157,483
U.S. Government Plus ProFund	271,999	—	271,999	58,079	330,078
Falling U.S. Dollar ProFund	—	—	—	1,330,492	1,330,492

The tax character of dividends paid to shareholders during the applicable tax year ended in 2010, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
October 31, 2010
NASDAQ-100 ProFund	$1,022,620	$—	$1,022,620	$—	$1,022,620
Large-Cap Value ProFund	116,891	—	116,891	—	116,891
Mid-Cap Value ProFund	71,248	—	71,248	—	71,248
UltraMid-Cap ProFund	—	—	—	2,849	2,849
UltraDow 30 ProFund	2,698	—	2,698	—	2,698
UltraLatin America ProFund	168,613	—	168,613	—	168,613
UltraChina ProFund	—	1,207	1,207	—	1,207
Banks UltraSector ProFund	—	—	—	225	225
Basic Materials UltraSector ProFund	—	—	—	3,216	3,216
Consumer Goods UltraSector ProFund	10,942	—	10,942	2,466	13,408
Pharmaceuticals UltraSector ProFund	2,513	—	2,513	—	2,513
Real Estate UltraSector ProFund	168,857	—	168,857	—	168,857
Telecommunications UltraSector ProFund	58,466	—	58,466	—	58,466
Utilities UltraSector ProFund	111,292	—	111,292	—	111,292
U.S. Government Plus ProFund	415,444	—	415,444	—	415,444

January 31, 2012 (unaudited) :: Notes to Financial Statements :: 253

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
December 31, 2011
Bull ProFund	$—	$—	$—	$(48,447,651)	$4,297,836	$(44,149,815)
Europe 30 ProFund	397,538	—	—	(10,553,994)	(1,227,671)	(11,384,127)
UltraBull ProFund	—	—	—	(99,877,134)	1,448,997	(98,428,137)
UltraNASDAQ-100 ProFund	—	—	—	(317,998,726)	4,362,146	(313,636,580)
UltraJapan ProFund	—	—	—	(116,467,201)	(1,013)	(116,468,214)
Bear ProFund	—	—	—	(70,472,117)	292,169	(70,179,948)
UltraBear ProFund	—	—	—	(202,066,246)	1,112,014	(200,954,232)
UltraShort NASDAQ-100 ProFund	—	—	—	(261,533,264)	291,356	(261,241,908)
October 31, 2011
Mid-Cap ProFund	—	—	—	—	1,285,989	1,285,989
Small-Cap ProFund	—	—	—	(25,159,498)	428,667	(24,730,831)
NASDAQ-100 ProFund	—	—	—	—	7,200,855	7,200,855
Large-Cap Value ProFund	—	—	—	—	316,111	316,111
Large-Cap Growth ProFund	—	—	—	(3,953,677)	550,126	(3,403,551)
Mid-Cap Value ProFund	—	—	—	(2,077,320)	455,963	(1,621,357)
Mid-Cap Growth ProFund	—	—	—	(15,776,979)	675,279	(15,101,700)
Small-Cap Value ProFund	—	—	—	(31,641,617)	(609,271)	(32,250,888)
Small-Cap Growth ProFund	—	—	—	(5,240,768)	944,474	(4,296,294)
UltraMid-Cap ProFund	—	—	—	(22,991,977)	2,655,018	(20,336,959)
UltraSmall-Cap ProFund	—	—	—	(49,716,036)	199,168	(49,516,868)
UltraDow 30 ProFund	—	—	—	(21,208,225)	1,253,107	(19,955,118)
UltraInternational ProFund	—	—	—	(25,474,913)	(3,698,508)	(29,173,421)
UltraEmerging Markets ProFund	151,518	—	—	(249,646,871)	(3,972,983)	(253,468,336)
UltraLatin America ProFund	263,898	—	—	(12,472,752)	(863,902)	(13,072,756)
UltraChina ProFund	—	—	—	(4,477,082)	(27,846)	(4,504,928)
Short Small-Cap ProFund	—	—	—	(65,608,240)	305,717	(65,302,523)
Short NASDAQ-100 ProFund	—	—	—	(34,215,149)	136,905	(34,078,244)
UltraShort Mid-Cap ProFund	—	—	—	(20,483,435)	187,905	(20,295,530)
UltraShort Small-Cap ProFund	—	—	—	(116,948,921)	1,223,623	(115,725,298)
UltraShort Dow 30 ProFund	—	—	—	(12,665,528)	493,614	(12,171,914)
UltraShort International ProFund	—	—	—	(56,924,856)	1,556,603	(55,368,253)
UltraShort Emerging Markets ProFund	—	—	—	(97,911,620)	628,116	(97,283,504)
UltraShort Latin America ProFund	—	—	—	(19,930,817)	214,991	(19,715,826)
UltraShort China ProFund	—	—	—	(8,299,896)	400,616	(7,899,280)
UltraShort Japan ProFund	—	—	—	(4,310,975)	6,037	(4,304,938)
Banks UltraSector ProFund	—	—	—	(12,890,949)	(3,000,603)	(15,891,552)
Basic Materials UltraSector ProFund	—	—	—	(43,664,563)	409,065	(43,255,498)
Biotechnology UltraSector ProFund	—	—	—	(18,221,380)	1,760,301	(16,461,079)
Consumer Goods UltraSector ProFund	—	—	—	(2,197,550)	187,409	(2,010,141)
Consumer Services UltraSector ProFund	—	—	—	(1,221,685)	368,183	(853,502)
Financials UltraSector ProFund	—	—	—	(17,213,814)	(2,318,344)	(19,532,158)
Health Care UltraSector ProFund	—	—	—	(7,650,312)	391,979	(7,258,333)
Industrials UltraSector ProFund	—	—	—	(7,984,725)	557,151	(7,427,574)
Internet UltraSector ProFund	—	—	—	—	2,892,802	2,892,802
Mobile Telecommunications UltraSector ProFund	—	—	—	(13,689,939)	(376,237)	(14,066,176)
Oil & Gas UltraSector ProFund	—	—	—	(25,860,956)	17,907,405	(7,953,551)
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(28,296,411)	1,477,437	(26,818,974)
Pharmaceuticals UltraSector ProFund	21,847	—	—	(4,865,391)	(172,822)	(5,016,366)
Precious Metals UltraSector ProFund	—	—	—	(59,610,085)	(2,585,604)	(62,195,689)
Real Estate UltraSector ProFund	45,796	—	—	(27,051,845)	3,428,417	(23,577,632)
Semiconductor UltraSector ProFund	10,239	—	—	(29,426,101)	(253,407)	(29,669,269)
Technology UltraSector ProFund	—	—	—	(9,563,886)	1,717,080	(7,846,806)
Telecommunications UltraSector ProFund	61,482	—	—	(2,950,269)	(7,642)	(2,896,429)
Utilities UltraSector ProFund	96,505	—	—	(16,347,299)	791,597	(15,459,197)
Short Oil & Gas ProFund	—	—	—	(18,912,894)	(4,779)	(18,917,673)
Short Precious Metals ProFund	—	—	—	(19,553,189)	(547,152)	(20,100,341)

254 :: Notes to Financial Statements :: January 31, 2012 (unaudited)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Short Real Estate ProFund	$—	$—	$—	$(58,430,032)	$(190,340)	$(58,620,372)
U.S. Government Plus ProFund	—	—	—	(3,238,670)	(1,175,512)	(4,414,182)
Rising Rates Opportunity 10 ProFund	—	—	—	(21,699,162)	344,612	(21,354,550)
Rising Rates Opportunity ProFund	—	—	—	(259,917,004)	(2,933,407)	(262,850,411)
Rising U.S. Dollar ProFund	—	—	—	(6,652,968)	—	(6,652,968)
Falling U.S. Dollar ProFund	—	—	—	(703,800)	—	(703,800)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax years.

At January 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$73,919,711	$7,855,621	$(2,868,394)	$4,987,227
Mid-Cap ProFund	18,591,413	2,584,816	(398,691)	2,186,125
Small-Cap ProFund	19,980,438	1,640,889	(413,971)	1,226,918
NASDAQ-100 ProFund	26,277,893	9,947,426	(1,433,216)	8,514,210
Large-Cap Value ProFund	39,929,725	3,586,242	(2,630,507)	955,735
Large-Cap Growth ProFund	41,759,971	6,053,529	(3,356,935)	2,696,594
Mid-Cap Value ProFund	15,927,573	1,856,292	(1,488,027)	368,265
Mid-Cap Growth ProFund	9,754,854	3,098,847	(1,731,189)	1,367,658
Small-Cap Value ProFund	39,138,114	4,540,534	(2,931,776)	1,608,758
Small-Cap Growth ProFund	12,362,989	3,668,139	(1,785,708)	1,882,431
Europe 30 ProFund	6,168,862	628,924	(1,655,402)	(1,026,478)
UltraBull ProFund	79,129,338	12,933,930	(10,138,421)	2,795,509
UltraMid-Cap ProFund	33,898,881	9,103,780	(3,977,076)	5,126,704
UltraSmall-Cap ProFund	33,043,086	4,682,130	(1,760,162)	2,921,968
UltraDow 30 ProFund	29,148,554	3,536,579	(1,259,854)	2,276,725
UltraNASDAQ-100 ProFund	109,272,659	44,271,786	(33,005,999)	11,265,787
UltraInternational ProFund	32,552,000	—	—	—
UltraEmerging Markets ProFund	68,932,937	7,265,275	(7,714,498)	(449,223)
UltraLatin America ProFund	25,839,352	6,274,820	(5,900,254)	374,566
UltraChina ProFund	13,893,538	2,783,204	(1,643,213)	1,139,991
UltraJapan ProFund	8,756,000	—	—	—
Bear ProFund	44,298,000	—	—	—
Short Small-Cap ProFund	6,848,000	—	—	—
Short NASDAQ-100 ProFund	2,543,000	—	—	—
UltraBear ProFund	31,014,000	—	—	—
UltraShort Mid-Cap ProFund	4,266,000	—	—	—
UltraShort Small-Cap ProFund	19,072,000	—	—	—
UltraShort Dow 30 ProFund	10,074,000	—	—	—
UltraShort NASDAQ-100 ProFund	17,288,000	—	—	—
UltraShort International ProFund	14,402,000	—	—	—
UltraShort Emerging Markets ProFund	6,451,000	—	—	—
UltraShort Latin America ProFund	4,357,000	—	—	—
UltraShort China ProFund	3,528,000	—	—	—
UltraShort Japan ProFund	1,333,000	—	—	—
Banks UltraSector ProFund	18,714,093	3,352,025	(5,611,284)	(2,259,259)
Basic Materials UltraSector ProFund	19,269,695	7,636,545	(6,831,527)	805,018
Biotechnology UltraSector ProFund	12,605,720	3,778,387	(1,166,292)	2,612,095
Consumer Goods UltraSector ProFund	4,808,970	409,098	(123,580)	285,518
Consumer Services UltraSector ProFund	6,240,533	884,468	(334,213)	550,255
Financials UltraSector ProFund	9,614,704	2,074,178	(3,913,499)	(1,839,321)
Health Care UltraSector ProFund	11,084,514	1,286,523	(587,260)	699,263
Industrials UltraSector ProFund	6,765,132	1,138,605	(281,947)	856,658
Internet UltraSector ProFund	12,993,811	5,335,893	(2,103,126)	3,232,767
Mobile Telecommunications UltraSector ProFund	1,836,461	175,383	(416,505)	(241,122)
Oil & Gas UltraSector ProFund	37,364,593	21,308,628	(2,580,493)	18,728,135
Oil Equipment, Services & Distribution UltraSector ProFund	15,988,328	5,676,560	(4,134,412)	1,542,148
Pharmaceuticals UltraSector ProFund	18,067,733	692,186	(517,585)	174,601
Precious Metals UltraSector ProFund	43,070,000	—	—	—
Real Estate UltraSector ProFund	23,603,629	6,085,763	(1,975,500)	4,110,263

January 31, 2012 (unaudited) :: Notes to Financial Statements :: 255

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Semiconductor UltraSector ProFund	$19,285,274	$1,525,467	$(1,686,725)	$(161,258)
Technology UltraSector ProFund	10,200,326	2,893,839	(815,570)	2,078,269
Telecommunications UltraSector ProFund	1,594,812	324,567	(249,056)	75,511
Utilities UltraSector ProFund	18,152,129	1,861,205	(1,097,843)	763,362
Short Oil & Gas ProFund	1,465,000	—	—	—
Short Precious Metals ProFund	7,010,000	—	—	—
Short Real Estate ProFund	3,775,000	—	—	—
U.S. Government Plus ProFund	32,360,751	482,096	(1,620,769)	(1,138,673)
Rising Rates Opportunity 10 ProFund	39,634,000	—	—	—
Rising Rates Opportunity ProFund	159,308,000	—	—	—
Rising U.S. Dollar ProFund	131,828,000	—	—	—
Falling U.S. Dollar ProFund	7,666,000	—	—	—

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. The following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal year ended December 31, 2012:

Qualified Late Year Capital Losses
December 31, 2011
Bull ProFund	$986,895
Europe 30 ProFund	46,921
UltraBull ProFund	1,994,545
UltraNASDAQ-100 ProFund	278,242
UltraJapan ProFund	1,152,121
Bear ProFund	1,613,255
UltraBear ProFund	2,431,408

As of the end of their respective tax years ended October 31, 2011 and December 31, 2011, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
December 31 tax year end ProFunds
Bull ProFund	$5,754,932	$—	$—	$—	$7,254,455	$32,813,603	$—	$—	$45,822,990
Europe 30 ProFund	—	—	—	—	2,424,273	1,126,888	5,293,628	—	8,844,789
UltraBull ProFund	—	—	—	—	72,977,556	21,680,120	—	—	94,657,676
UltraNASDAQ-100 ProFund	—	26,502,881	46,825,810	14,838,793	229,553,000	—	—	—	317,720,484
UltraJapan ProFund	—	—	28,858,476	19,441,046	58,133,440	—	4,395,355	—	110,828,317
Bear ProFund	—	—	—	—	—	29,734,887	27,224,745	—	56,959,632
UltraBear ProFund	—	—	9,327,306	28,548,861	—	95,770,801	45,770,369	—	179,417,337
UltraShort NASDAQ-100 ProFund	54,766,192	21,312,254	40,417,926	54,052,522	—	56,065,314	24,229,670	—	250,843,878
October 31 tax year end ProFunds
Small-Cap ProFund	—	—	—	—	6,957,180	18,202,318	—	—	25,159,498
Large-Cap Growth ProFund	—	—	—	—	3,937,831	15,846	—	—	3,953,677
Mid-Cap Value ProFund	—	—	—	—	—	1,652,855	424,465	—	2,077,320
Mid-Cap Growth ProFund	—	—	—	—	14,942,636	834,343	—	—	15,776,979
Small-Cap Value ProFund	—	—	—	—	—	31,641,617	—	—	31,641,617
Small-Cap Growth ProFund	—	—	—	—	—	4,220,231	1,020,537	—	5,240,768
UltraMid-Cap ProFund	—	—	—	—	22,991,977	—	—	—	22,991,977
UltraSmall-Cap ProFund	—	—	—	—	41,076,109	8,639,927	—	—	49,716,036

256 :: Notes to Financial Statements :: January 31, 2012 (unaudited)

	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
UltraDow 30 ProFund	$—	$—	$—	$—	$18,774,461	$2,433,764	$—	$—	$21,208,225
UltraInternational ProFund	—	—	—	—	22,084,405	—	2,004,577	1,385,931	25,474,913
UltraEmerging Markets ProFund	—	—	—	—	229,807,828	—	9,632,451	10,206,592	249,646,871
UltraLatin America ProFund	—	—	—	—	6,946,097	—	5,526,655	—	12,472,752
UltraChina ProFund	—	—	—	—	—	—	—	4,477,082	4,477,082
Short Small-Cap ProFund	13,609,742	5,119,102	12,406,054	4,131,511	—	14,298,494	15,009,115	1,034,222	65,608,240
Short NASDAQ-100 ProFund	11,685,825	2,037,409	2,959,743	4,938,350	—	3,058,900	6,257,362	3,277,560	34,215,149
UltraShort Mid-Cap ProFund	—	—	—	3,559,632	—	12,184,360	3,530,168	1,209,275	20,483,435
UltraShort Small-Cap ProFund	—	—	16,741,157	49,600,274	—	19,004,455	22,897,260	8,705,775	116,948,921
UltraShort Dow 30 ProFund	—	—	—	—	—	6,222,658	3,456,513	2,986,357	12,665,528
UltraShort International ProFund	—	—	—	13,157,329	—	32,455,983	6,213,490	5,098,054	56,924,856
UltraShort Emerging Markets ProFund	—	—	—	53,150,579	—	33,278,400	8,202,601	3,280,040	97,911,620
UltraShort Latin America ProFund	—	—	—	—	—	13,609,532	5,432,825	888,460	19,930,817
UltraShort China ProFund	—	—	—	—	—	4,316,750	2,251,078	1,732,068	8,299,896
UltraShort Japan ProFund	—	—	—	—	—	—	799,099	3,511,876	4,310,975
Banks UltraSector ProFund	—	—	—	—	7,150,215	—	3,645,756	2,094,978	12,890,949
Basic Materials UltraSector ProFund	—	2,434,151	456,160	—	30,847,431	5,602,519	2,208,186	2,116,116	43,664,563
Biotechnology UltraSector ProFund	1,378,292	—	2,533,950	—	8,092,040	4,312,642	1,904,456	—	18,221,380
Consumer Goods UltraSector ProFund	—	—	—	—	2,152,688	—	44,862	—	2,197,550
Consumer Services UltraSector ProFund	—	—	—	—	787,268	—	434,417	—	1,221,685
Financials UltraSector ProFund	1,141,098	246,857	—	—	9,037,971	3,105,413	2,990,547	691,928	17,213,814
Health Care UltraSector ProFund	938,752	—	—	—	5,294,163	—	57,287	1,360,110	7,650,312
Industrials UltraSector ProFund	2,824,898	—	—	597,830	2,924,822	—	330,165	1,307,010	7,984,725
Mobile Telecommunications UltraSector ProFund	—	—	273,931	3,305,705	4,336,772	2,674,292	2,009,584	1,089,655	13,689,939
Oil & Gas UltraSector ProFund	—	—	—	—	25,313,639	547,317	—	—	25,860,956
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	20,386,668	—	2,172,937	5,736,807	28,296,411
Pharmaceuticals UltraSector ProFund	1,307,698	481,679	—	1,440,695	899,662	294,619	—	441,038	4,865,391
Precious Metals UltraSector ProFund	—	—	—	—	57,622,868	—	—	1,987,217	59,610,085
Real Estate UltraSector ProFund	299,141	—	—	7,146,925	14,262,294	2,790,520	—	2,552,965	27,051,845
Semiconductor UltraSector ProFund	12,367,587	3,424,745	8,625,195	33,063	4,305,713	—	669,798	—	29,426,101
Technology UltraSector ProFund	1,316,092	—	503,224	—	7,368,122	—	369,053	7,395	9,563,886
Telecommunications UltraSector ProFund	—	—	—	—	1,937,503	910,951	—	101,815	2,950,269
Utilities UltraSector ProFund	—	—	—	—	13,824,896	1,707,442		814,961	16,347,299
Short Oil & Gas ProFund	—	—	1,723,190	4,979,541	—	3,502,898	7,992,827	714,438	18,912,894
Short Precious Metals ProFund	—	—	—	2,229,646	—	11,647,689	4,821,283	854,571	19,553,189
Short Real Estate ProFund	—	—	—	—	—	33,669,962	22,825,780	1,934,290	58,430,032
U.S. Government Plus ProFund	—	—	—	—	—	—	3,238,670	3,238,670
Rising Rates Opportunity 10 ProFund	—	—	—	2,018,636	1,694,854	1,558,615	11,518,808	4,908,249	21,699,162
Rising Rates Opportunity ProFund	33,930,240	71,359,904	—	16,426,693	21,258,611	5,619,902	56,646,736	54,674,918	259,917,004
Rising U.S. Dollar ProFund	—	—	—	—	—	397,660	—	6,255,308	6,652,968
Falling U.S. Dollar ProFund	—	—	—	—	408,559	—	243,456	51,785	703,800

January 31, 2012 (unaudited) :: Notes to Financial Statements :: 257

Post-effective CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
December 31 tax year end ProFunds
Bull ProFund	$1,556,923	$80,843	$1,637,766
Europe 30 ProFund	1,557,540	104,744	1,662,284
UltraBull ProFund	3,224,913	—	3,224,913
UltraJapan ProFund	1,853,554	2,633,209	4,486,763
Bear ProFund	10,457,845	1,441,385	11,899,230
UltraBear ProFund	18,462,149	1,755,352	20,217,501
UltraShort NASDAQ-100 ProFund	10,446,390	242,996	10,689,386

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFund in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFund for any such losses. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of this outstanding receivable on the ProFund’s financial statements. Accordingly, no loss is expected to be realized by the ProFund. The outstanding balances due from Lehman are included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities.

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

10. Share Splits and Reverse Share Splits

Effective October 17, 2011, the UltraShort Small-Cap ProFund and UltraShort NASDAQ-100 ProFund underwent a 1-for-5 reverse share split. The UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund and Mobile Telecommunications UltraSector ProFund underwent a 1-for-10 reverse share split.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

258 :: Board Approval of Investment Advisory Agreement :: January 31, 2012 (unaudited)

At a meeting held on September 20, 2011, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on its consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

January 31, 2012 (unaudited) :: Board Approval of Investment Advisory Agreement :: 259

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and that such information as available is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2011. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3- and 6-month periods and the 1-, 3- and 5-year periods ended June 30, 2011. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was competitive.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/12

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

(a)

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2012
(unaudited)

Common Stocks (16.1%)

	Shares	Value
3M Co.^ (Miscellaneous Manufacturing)	770	$66,767
Abbott Laboratories (Pharmaceuticals)	1,722	93,246
Abercrombie & Fitch Co. - Class A (Retail)	98	4,502
Accenture PLC - Class A (Computers)	714	40,941
ACE, Ltd. (Insurance)	378	26,309
Adobe Systems, Inc.* (Software)	546	16,899
Advanced Micro Devices, Inc.* (Semiconductors)	644	4,321
Aetna, Inc. (Healthcare - Services)	406	17,742
AFLAC, Inc. (Insurance)	518	24,983
Agilent Technologies, Inc.* (Electronics)	378	16,054
AGL Resources, Inc. (Gas)	126	5,230
Air Products & Chemicals, Inc. (Chemicals)	238	20,951
Airgas, Inc. (Chemicals)	70	5,525
Akamai Technologies, Inc.* (Internet)	196	6,321
Alcoa, Inc. (Mining)	1,176	11,948
Allegheny Technologies, Inc. (Iron/Steel)	112	5,084
Allergan, Inc. (Pharmaceuticals)	336	29,538
Allstate Corp. (Insurance)	560	16,156
Alpha Natural Resources, Inc.* (Coal)	238	4,789
Altera Corp. (Semiconductors)	350	13,927
Altria Group, Inc. (Agriculture)	2,282	64,809
Amazon.com, Inc.* (Internet)	406	78,943
Ameren Corp. (Electric)	266	8,416
American Electric Power, Inc. (Electric)	532	21,046
American Express Co. (Diversified Financial Services)	1,120	56,157
American International Group, Inc.* (Insurance)	490	12,304
American Tower Corp. (REIT)	434	27,563
Ameriprise Financial, Inc. (Diversified Financial Services)	252	13,495
AmerisourceBergen Corp. (Pharmaceuticals)	280	10,912
Amgen, Inc. (Biotechnology)	882	59,897
Amphenol Corp. - Class A (Electronics)	182	9,906
Anadarko Petroleum Corp. (Oil & Gas)	546	44,073
Analog Devices, Inc. (Semiconductors)	336	13,148
Aon Corp. (Insurance)	364	17,629
Apache Corp. (Oil & Gas)	420	41,530
Apartment Investment and Management Co. - Class A (REIT)	140	3,438
Apollo Group, Inc. - Class A* (Commercial Services)	126	6,604
Apple Computer, Inc.* (Computers)	1,036	472,913
Applied Materials, Inc. (Semiconductors)	1,442	17,708
Archer-Daniels-Midland Co. (Agriculture)	742	21,243
Assurant, Inc. (Insurance)	98	3,881
AT&T, Inc. (Telecommunications)	6,566	193,106
Autodesk, Inc.* (Software)	252	9,072
Automatic Data Processing, Inc. (Commercial Services)	546	29,910
AutoNation, Inc.* (Retail)	56	2,003
AutoZone, Inc.* (Retail)	28	9,741
AvalonBay Communities, Inc. (REIT)	112	15,233
Avery Dennison Corp. (Household Products/Wares)	112	3,041
Avon Products, Inc. (Cosmetics/Personal Care)	476	8,459
Baker Hughes, Inc. (Oil & Gas Services)	490	24,074
Ball Corp. (Packaging & Containers)	182	7,145
Bank of America Corp. (Banks)	11,228	80,056
Bank of New York Mellon Corp. (Banks)	1,344	27,055
Bard (C.R.), Inc. (Healthcare - Products)	98	9,067
Baxter International, Inc. (Healthcare - Products)	630	34,952
BB&T Corp. (Banks)	770	20,936
Beam, Inc. (Beverages)	168	8,788
Becton, Dickinson & Co. (Healthcare - Products)	238	18,662
Bed Bath & Beyond, Inc.* (Retail)	266	16,146
Bemis Co., Inc. (Packaging & Containers)	112	3,506
Berkshire Hathaway, Inc. - Class B* (Insurance)	1,946	152,508
Best Buy Co., Inc. (Retail)	322	7,712
Big Lots, Inc.* (Retail)	70	2,764
Biogen Idec, Inc.* (Biotechnology)	266	31,367
BlackRock, Inc. (Diversified Financial Services)	112	20,384
BMC Software, Inc.* (Software)	182	6,596
Boeing Co. (Aerospace/Defense)	826	61,273
BorgWarner, Inc.* (Auto Parts & Equipment)	126	9,403
Boston Properties, Inc. (REIT)	168	17,480
Boston Scientific Corp.* (Healthcare - Products)	1,638	9,762
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,876	60,482
Broadcom Corp. - Class A (Semiconductors)	532	18,269
Brown-Forman Corp. (Beverages)	112	9,096
C.H. Robinson Worldwide, Inc. (Transportation)	182	12,529
CA, Inc. (Software)	406	10,467
Cablevision Systems Corp. NY - Class A (Media)	238	3,463
Cabot Oil & Gas Corp. (Oil & Gas)	224	7,146
Cameron International Corp.* (Oil & Gas Services)	266	14,151
Campbell Soup Co. (Food)	196	6,213
Capital One Financial Corp. (Banks)	504	23,058
Cardinal Health, Inc. (Pharmaceuticals)	378	16,265
CareFusion Corp.* (Healthcare - Products)	252	6,035
CarMax, Inc.* (Retail)	252	7,668
Carnival Corp. - Class A (Leisure Time)	504	15,221

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Caterpillar, Inc. (Machinery - Construction & Mining)	714	$77,912
CBRE Group, Inc. - Class A* (Real Estate)	364	7,025
CBS Corp. - Class B (Media)	728	20,733
Celgene Corp.* (Biotechnology)	490	35,623
CenterPoint Energy, Inc. (Gas)	476	8,792
CenturyLink, Inc. (Telecommunications)	686	25,403
Cerner Corp.* (Software)	168	10,230
CF Industries Holdings, Inc. (Chemicals)	70	12,417
Chesapeake Energy Corp. (Oil & Gas)	728	15,383
Chevron Corp. (Oil & Gas)	2,212	228,013
Chipotle Mexican Grill, Inc.* (Retail)	28	10,284
CIGNA Corp. (Healthcare - Services)	322	14,435
Cincinnati Financial Corp. (Insurance)	182	5,948
Cintas Corp. (Textiles)	126	4,668
Cisco Systems, Inc. (Telecommunications)	5,950	116,798
Citigroup, Inc. (Banks)	3,234	99,348
Citrix Systems, Inc.* (Software)	210	13,694
Cliffs Natural Resources, Inc. (Iron/Steel)	154	11,127
Clorox Co. (Household Products/Wares)	140	9,612
CME Group, Inc. (Diversified Financial Services)	70	16,766
CMS Energy Corp. (Electric)	280	6,112
Coach, Inc. (Apparel)	322	22,556
Coca-Cola Co. (Beverages)	2,520	170,176
Coca-Cola Enterprises, Inc. (Beverages)	350	9,377
Cognizant Technology Solutions Corp.* (Computers)	336	24,108
Colgate-Palmolive Co. (Cosmetics/Personal Care)	532	48,263
Comcast Corp. - Class A (Media)	3,024	80,408
Comerica, Inc. (Banks)	224	6,198
Computer Sciences Corp. (Computers)	168	4,339
ConAgra Foods, Inc. (Food)	462	12,322
ConocoPhillips (Oil & Gas)	1,470	100,269
CONSOL Energy, Inc. (Coal)	252	9,006
Consolidated Edison, Inc. (Electric)	322	18,985
Constellation Brands, Inc.* (Beverages)	196	4,096
Constellation Energy Group, Inc. (Electric)	224	8,160
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	182	10,760
Corning, Inc. (Telecommunications)	1,736	22,342
Costco Wholesale Corp. (Retail)	476	39,161
Coventry Health Care, Inc.* (Healthcare - Services)	154	4,631
Covidien PLC (Healthcare - Products)	532	27,398
CSX Corp. (Transportation)	1,162	26,203
Cummins, Inc. (Machinery - Diversified)	210	21,840
CVS Caremark Corp. (Retail)	1,442	60,203
D.R. Horton, Inc. (Home Builders)	308	4,287
Danaher Corp. (Miscellaneous Manufacturing)	630	33,081
Darden Restaurants, Inc. (Retail)	140	6,422
DaVita, Inc.* (Healthcare - Services)	98	8,017
Dean Foods Co.* (Food)	210	2,260
Deere & Co. (Machinery - Diversified)	462	39,801
Dell, Inc.* (Computers)	1,694	29,188
Denbury Resources, Inc.* (Oil & Gas)	434	8,185
DENTSPLY International, Inc. (Healthcare - Products)	154	5,812
Devon Energy Corp. (Oil & Gas)	448	28,587
DeVry, Inc. (Commercial Services)	70	2,643
Diamond Offshore Drilling, Inc. (Oil & Gas)	84	5,233
DIRECTV - Class A* (Media)	784	35,288
Discover Financial Services (Diversified Financial Services)	602	16,362
Discovery Communications, Inc. - Class A* (Media)	294	12,607
Dollar Tree, Inc.* (Retail)	126	10,686
Dominion Resources, Inc. (Electric)	630	31,525
Dover Corp. (Miscellaneous Manufacturing)	210	13,316
Dr. Pepper Snapple Group, Inc. (Beverages)	238	9,239
DTE Energy Co. (Electric)	182	9,684
Duke Energy Corp. (Electric)	1,470	31,326
Dun & Bradstreet Corp. (Software)	56	4,637
E*TRADE Financial Corp.* (Diversified Financial Services)	280	2,293
E.I. du Pont de Nemours & Co. (Chemicals)	1,022	52,010
Eastman Chemical Co. (Chemicals)	154	7,749
Eaton Corp. (Miscellaneous Manufacturing)	364	17,847
eBay, Inc.* (Internet)	1,274	40,258
Ecolab, Inc. (Chemicals)	336	20,308
Edison International (Electric)	364	14,939
Edwards Lifesciences Corp.* (Healthcare - Products)	126	10,416
El Paso Corp. (Pipelines)	854	22,947
Electronic Arts, Inc.* (Software)	364	6,759
Eli Lilly & Co. (Pharmaceuticals)	1,134	45,065
EMC Corp.* (Computers)	2,254	58,063
Emerson Electric Co. (Electrical Components & Equipment)	812	41,721
Entergy Corp. (Electric)	196	13,598
EOG Resources, Inc. (Oil & Gas)	294	31,205
EQT Corp. (Oil & Gas)	168	8,487
Equifax, Inc. (Commercial Services)	140	5,456
Equity Residential (REIT)	322	19,175
Exelon Corp. (Electric)	728	28,960
Expedia, Inc. (Internet)	98	3,172
Expeditors International of Washington, Inc. (Transportation)	238	10,627
Express Scripts, Inc.* (Pharmaceuticals)	546	27,933
Exxon Mobil Corp. (Oil & Gas)	5,306	444,324
F5 Networks, Inc.* (Internet)	84	10,058
Family Dollar Stores, Inc. (Retail)	126	7,031
Fastenal Co. (Distribution/Wholesale)	322	15,031
Federated Investors, Inc. - Class B (Diversified Financial Services)	98	1,674

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
FedEx Corp. (Transportation)	350	$32,021
Fidelity National Information Services, Inc. (Software)	266	7,597
Fifth Third Bancorp (Banks)	1,022	13,296
First Horizon National Corp. (Banks)	294	2,570
First Solar, Inc.* (Energy - Alternate Sources)	70	2,960
FirstEnergy Corp. (Electric)	462	19,506
Fiserv, Inc.* (Software)	154	9,685
FLIR Systems, Inc. (Electronics)	168	4,326
Flowserve Corp. (Machinery - Diversified)	56	6,170
Fluor Corp. (Engineering & Construction)	182	10,236
FMC Corp. (Chemicals)	84	7,785
FMC Technologies, Inc.* (Oil & Gas Services)	266	13,595
Ford Motor Co. (Auto Manufacturers)	4,214	52,338
Forest Laboratories, Inc.* (Pharmaceuticals)	294	9,343
Franklin Resources, Inc. (Diversified Financial Services)	168	17,825
Freeport-McMoRan Copper & Gold, Inc. (Mining)	1,050	48,520
Frontier Communications Corp. (Telecommunications)	1,106	4,734
GameStop Corp. - Class A* (Retail)	154	3,597
Gannett Co., Inc. (Media)	266	3,769
General Dynamics Corp. (Aerospace/Defense)	392	27,111
General Electric Co. (Miscellaneous Manufacturing)	11,690	218,720
General Mills, Inc. (Food)	714	28,439
Genuine Parts Co. (Distribution/Wholesale)	168	10,715
Genworth Financial, Inc. - Class A* (Insurance)	546	4,210
Gilead Sciences, Inc.* (Biotechnology)	826	40,342
Goodrich Corp. (Aerospace/Defense)	140	17,465
Google, Inc. - Class A* (Internet)	280	162,431
H & R Block, Inc. (Commercial Services)	322	5,268
Halliburton Co. (Oil & Gas Services)	1,022	37,589
Harley-Davidson, Inc. (Leisure Time)	252	11,136
Harman International Industries, Inc. (Home Furnishings)	84	3,545
Harris Corp. (Telecommunications)	126	5,166
Hartford Financial Services Group, Inc. (Insurance)	490	8,585
Hasbro, Inc. (Toys/Games/Hobbies)	126	4,399
HCP, Inc. (REIT)	448	18,829
Health Care REIT, Inc. (REIT)	210	12,014
Heinz (H.J.) Co. (Food)	350	18,147
Helmerich & Payne, Inc. (Oil & Gas)	112	6,912
Hess Corp. (Oil & Gas)	336	18,917
Hewlett-Packard Co. (Computers)	2,198	61,500
Honeywell International, Inc. (Miscellaneous Manufacturing)	854	49,566
Hormel Foods Corp. (Food)	154	4,432
Hospira, Inc.* (Healthcare - Products)	182	6,272
Host Hotels & Resorts, Inc. (REIT)	784	12,873
Hudson City Bancorp, Inc. (Savings & Loans)	588	3,957
Humana, Inc. (Healthcare - Services)	182	16,202
Huntington Bancshares, Inc. (Banks)	952	5,436
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	532	28,212
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	350	12,229
Integrys Energy Group, Inc. (Electric)	84	4,360
Intel Corp. (Semiconductors)	5,642	149,062
IntercontinentalExchange, Inc.* (Diversified Financial Services)	84	9,616
International Business Machines Corp. (Computers)	1,302	250,765
International Flavors & Fragrances, Inc. (Chemicals)	84	4,688
International Game Technology (Entertainment)	336	5,352
International Paper Co. (Forest Products & Paper)	490	15,259
Intuit, Inc. (Software)	336	18,964
Intuitive Surgical, Inc.* (Healthcare - Products)	42	19,316
Invesco, Ltd. (Diversified Financial Services)	504	11,375
Iron Mountain, Inc. (Commercial Services)	210	6,472
J.C. Penney Co., Inc. (Retail)	154	6,399
J.P. Morgan Chase & Co. (Banks)	4,214	157,182
Jabil Circuit, Inc. (Electronics)	196	4,441
Jacobs Engineering Group, Inc.* (Engineering & Construction)	140	6,266
JDS Uniphase Corp.* (Telecommunications)	252	3,198
Johnson & Johnson (Healthcare - Products)	3,024	199,312
Johnson Controls, Inc. (Auto Parts & Equipment)	756	24,018
Joy Global, Inc. (Machinery - Construction & Mining)	112	10,157
Juniper Networks, Inc.* (Telecommunications)	588	12,307
Kellogg Co. (Food)	280	13,866
KeyCorp (Banks)	1,050	8,159
Kimberly-Clark Corp. (Household Products/Wares)	434	31,057
Kimco Realty Corp. (REIT)	448	8,176
KLA -Tencor Corp. (Semiconductors)	182	9,306
Kohls Corp. (Retail)	280	12,877
Kraft Foods, Inc. (Food)	1,960	75,068
Kroger Co. (Food)	658	15,634
L-3 Communications Holdings, Inc. (Aerospace/Defense)	112	7,923
Laboratory Corp. of America Holdings* (Healthcare - Services)	112	10,236
Legg Mason, Inc. (Diversified Financial Services)	140	3,566
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	154	3,305
Lennar Corp. - Class A (Home Builders)	182	3,911
Leucadia National Corp. (Holding Companies - Diversified)	224	6,218

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Lexmark International, Inc. - Class A (Computers)	84	$2,932
Life Technologies Corp.* (Biotechnology)	196	9,492
Lincoln National Corp. (Insurance)	336	7,237
Linear Technology Corp. (Semiconductors)	252	8,397
Lockheed Martin Corp. (Aerospace/Defense)	294	24,202
Loews Corp. (Insurance)	336	12,536
Lorillard, Inc. (Agriculture)	154	16,538
Lowe’s Cos., Inc. (Retail)	1,386	37,186
LSI Logic Corp.* (Semiconductors)	630	4,769
M&T Bank Corp. (Banks)	140	11,164
Macy’s, Inc. (Retail)	462	15,565
Marathon Oil Corp. (Oil & Gas)	784	24,610
Marathon Petroleum Corp. (Oil & Gas)	392	14,982
Marriott International, Inc. - Class A (Lodging)	295	10,149
Marsh & McLennan Cos., Inc. (Insurance)	602	19,017
Masco Corp. (Building Materials)	392	4,731
MasterCard, Inc. - Class A (Commercial Services)	112	39,824
Mattel, Inc. (Toys/Games/Hobbies)	378	11,718
McCormick & Co., Inc. (Food)	140	7,076
McDonald’s Corp. (Retail)	1,134	112,323
McGraw-Hill Cos., Inc. (Media)	322	14,812
McKesson Corp. (Pharmaceuticals)	266	21,738
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	224	16,596
MeadWestvaco Corp. (Forest Products & Paper)	196	5,770
Medco Health Solutions, Inc.* (Pharmaceuticals)	434	26,917
Medtronic, Inc. (Healthcare - Products)	1,176	45,358
Merck & Co., Inc. (Pharmaceuticals)	3,374	129,089
MetLife, Inc. (Insurance)	1,176	41,548
MetroPCS Communications, Inc.* (Telecommunications)	322	2,846
Microchip Technology, Inc. (Semiconductors)	210	7,751
Micron Technology, Inc.* (Semiconductors)	1,092	8,288
Microsoft Corp. (Software)	8,302	245,158
Molex, Inc. (Electrical Components & Equipment)	154	4,072
Molson Coors Brewing Co. - Class B (Beverages)	168	7,206
Monsanto Co. (Chemicals)	588	48,245
Moody’s Corp. (Commercial Services)	210	7,818
Morgan Stanley Dean Witter & Co. (Banks)	1,638	30,549
Motorola Mobility Holdings, Inc.* (Telecommunications)	294	11,357
Motorola Solutions, Inc. (Telecommunications)	322	14,944
Murphy Oil Corp. (Oil & Gas)	210	12,516
Mylan Laboratories, Inc.* (Pharmaceuticals)	476	9,877
Nabors Industries, Ltd.* (Oil & Gas)	322	5,996
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	140	3,469
National Oilwell Varco, Inc. (Oil & Gas Services)	476	35,214
NetApp, Inc.* (Computers)	392	14,794
Netflix, Inc.* (Internet)	56	6,731
Newell Rubbermaid, Inc. (Housewares)	322	5,947
Newfield Exploration Co.* (Oil & Gas)	140	5,293
Newmont Mining Corp. (Mining)	546	33,568
News Corp. - Class A (Media)	2,436	45,870
NextEra Energy, Inc. (Electric)	462	27,651
NIKE, Inc. - Class B (Apparel)	406	42,220
NiSource, Inc. (Gas)	308	7,001
Noble Corp. (Oil & Gas)	280	9,755
Noble Energy, Inc. (Oil & Gas)	196	19,731
Nordstrom, Inc. (Retail)	182	8,987
Norfolk Southern Corp. (Transportation)	378	27,292
Northeast Utilities System (Electric)	196	6,811
Northern Trust Corp. (Banks)	266	10,962
Northrop Grumman Corp. (Aerospace/Defense)	294	17,067
Novellus Systems, Inc.* (Semiconductors)	70	3,301
NRG Energy, Inc.* (Electric)	252	4,254
Nucor Corp. (Iron/Steel)	350	15,572
NVIDIA Corp.* (Semiconductors)	672	9,925
NYSE Euronext (Diversified Financial Services)	294	7,809
O’Reilly Automotive, Inc.* (Retail)	140	11,411
Occidental Petroleum Corp. (Oil & Gas)	896	89,394
Omnicom Group, Inc. (Advertising)	308	14,048
ONEOK, Inc. (Pipelines)	112	9,314
Oracle Corp. (Software)	4,354	122,783
Owens-Illinois, Inc.* (Packaging & Containers)	182	4,377
PACCAR, Inc. (Auto Manufacturers)	392	17,326
Pall Corp. (Miscellaneous Manufacturing)	126	7,520
Parker Hannifin Corp. (Miscellaneous Manufacturing)	168	13,554
Patterson Cos., Inc. (Healthcare - Products)	98	3,157
Paychex, Inc. (Commercial Services)	364	11,466
Peabody Energy Corp. (Coal)	294	10,022
People’s United Financial, Inc. (Savings & Loans)	406	5,006
Pepco Holdings, Inc. (Electric)	252	4,954
PepsiCo, Inc. (Beverages)	1,736	114,003
PerkinElmer, Inc. (Electronics)	126	3,021
Perrigo Co. (Pharmaceuticals)	98	9,369
Pfizer, Inc. (Pharmaceuticals)	8,512	182,157
PG&E Corp. (Electric)	448	18,216
Philip Morris International, Inc. (Agriculture)	1,918	143,409
Pinnacle West Capital Corp. (Electric)	126	5,955
Pioneer Natural Resources Co. (Oil & Gas)	140	13,902
Pitney Bowes, Inc. (Office/Business Equipment)	224	4,249

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Plum Creek Timber Co., Inc. (Forest Products & Paper)	182	$7,058
PNC Financial Services Group (Banks)	588	34,645
PPG Industries, Inc. (Chemicals)	168	15,049
PPL Corp. (Electric)	644	17,897
Praxair, Inc. (Chemicals)	336	35,683
Precision Castparts Corp. (Metal Fabricate/Hardware)	154	25,207
Priceline.com, Inc.* (Internet)	56	29,651
Principal Financial Group, Inc. (Insurance)	336	9,176
Procter & Gamble Co. (Cosmetics/Personal Care)	3,052	192,398
Progress Energy, Inc. (Electric)	322	17,494
Progressive Corp. (Insurance)	686	13,912
Prologis, Inc. (REIT)	504	15,982
Prudential Financial, Inc. (Insurance)	518	29,650
Public Service Enterprise Group, Inc. (Electric)	560	16,990
Public Storage, Inc. (REIT)	154	21,384
PulteGroup, Inc.* (Home Builders)	378	2,816
QEP Resources, Inc. (Oil & Gas)	196	5,613
Qualcomm, Inc. (Telecommunications)	1,862	109,523
Quanta Services, Inc.* (Commercial Services)	238	5,141
Quest Diagnostics, Inc. (Healthcare - Services)	168	9,757
R.R. Donnelley & Sons Co. (Commercial Services)	210	2,386
Ralph Lauren Corp. (Apparel)	70	10,640
Range Resources Corp. (Oil & Gas)	168	9,663
Raytheon Co. (Aerospace/Defense)	378	18,140
Red Hat, Inc.* (Software)	210	9,738
Regions Financial Corp. (Banks)	1,400	7,308
Republic Services, Inc. (Environmental Control)	350	10,248
Reynolds American, Inc. (Agriculture)	378	14,829
Robert Half International, Inc. (Commercial Services)	154	4,264
Rockwell Automation, Inc. (Machinery - Diversified)	154	11,992
Rockwell Collins, Inc. (Aerospace/Defense)	168	9,726
Roper Industries, Inc. (Machinery - Diversified)	112	10,460
Ross Stores, Inc. (Retail)	252	12,807
Rowan Cos., Inc.* (Oil & Gas)	140	4,761
Ryder System, Inc. (Transportation)	56	3,152
Safeway, Inc. (Food)	378	8,308
SAIC, Inc.* (Commercial Services)	308	3,961
Salesforce.com, Inc.* (Software)	154	17,987
SanDisk Corp.* (Computers)	266	12,204
Sara Lee Corp. (Food)	658	12,601
SCANA Corp. (Electric)	126	5,649
Schlumberger, Ltd. (Oil & Gas Services)	1,484	111,552
Scripps Networks Interactive - Class A (Media)	112	4,856
Sealed Air Corp. (Packaging & Containers)	182	3,627
Sears Holdings Corp.* (Retail)	42	1,770
Sempra Energy (Gas)	266	15,135
Sherwin-Williams Co. (Chemicals)	98	9,558
Sigma-Aldrich Corp. (Chemicals)	140	9,526
Simon Property Group, Inc. (REIT)	322	43,747
SLM Corp. (Diversified Financial Services)	560	8,372
Snap-on, Inc. (Hand/Machine Tools)	70	3,956
Southern Co. (Electric)	952	43,373
Southwest Airlines Co. (Airlines)	868	8,315
Southwestern Energy Co.* (Oil & Gas)	378	11,771
Spectra Energy Corp. (Pipelines)	714	22,484
Sprint Nextel Corp.* (Telecommunications)	3,318	7,034
St. Jude Medical, Inc. (Healthcare - Products)	350	14,599
Stanley Black & Decker, Inc. (Hand/Machine Tools)	182	12,773
Staples, Inc. (Retail)	770	11,265
Starbucks Corp. (Retail)	826	39,590
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	210	11,390
State Street Corp. (Banks)	546	21,392
Stericycle, Inc.* (Environmental Control)	98	8,234
Stryker Corp. (Healthcare - Products)	364	20,177
SunCoke Energy, Inc.*(a) (Coal)	—	6
Sunoco, Inc. (Oil & Gas)	112	4,296
SunTrust Banks, Inc. (Banks)	588	12,095
SuperValu, Inc. (Food)	238	1,645
Symantec Corp.* (Internet)	812	13,958
Sysco Corp. (Food)	658	19,812
T. Rowe Price Group, Inc. (Diversified Financial Services)	280	16,195
Target Corp. (Retail)	742	37,701
TE Connectivity, Ltd. (Electronics)	476	16,232
TECO Energy, Inc. (Electric)	238	4,296
Tenet Healthcare Corp.* (Healthcare - Services)	476	2,518
Teradata Corp.* (Computers)	182	9,748
Teradyne, Inc.* (Semiconductors)	210	3,434
Tesoro Petroleum Corp.* (Oil & Gas)	154	3,855
Texas Instruments, Inc. (Semiconductors)	1,260	40,799
Textron, Inc. (Miscellaneous Manufacturing)	308	7,848
The AES Corp.* (Electric)	714	9,111
The Charles Schwab Corp. (Diversified Financial Services)	1,190	13,864
The Chubb Corp. (Insurance)	308	20,762
The Dow Chemical Co. (Chemicals)	1,316	44,099
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	252	14,598
The Gap, Inc. (Retail)	378	7,174
The Goldman Sachs Group, Inc. (Banks)	546	60,863
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	266	3,458
The Hershey Co. (Food)	168	10,261
The Home Depot, Inc. (Retail)	1,708	75,818
The Interpublic Group of Cos., Inc. (Advertising)	504	5,206
The JM Smucker Co. - Class A (Food)	126	9,926

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
The Limited, Inc. (Retail)	266	$11,135
The Mosaic Co. (Chemicals)	336	18,806
The Travelers Cos., Inc. (Insurance)	462	26,935
The Williams Cos., Inc. (Pipelines)	658	18,964
Thermo Fisher Scientific, Inc.* (Electronics)	420	22,218
Tiffany & Co. (Retail)	140	8,932
Time Warner Cable, Inc. (Media)	350	25,802
Time Warner, Inc. (Media)	1,106	40,988
Titanium Metals Corp. (Mining)	98	1,507
TJX Cos., Inc. (Retail)	420	28,619
Torchmark Corp. (Insurance)	112	5,115
Total System Services, Inc. (Commercial Services)	182	3,902
TripAdvisor, Inc.* (Internet)	98	3,225
Tyco International, Ltd. (Miscellaneous Manufacturing)	518	26,392
Tyson Foods, Inc. - Class A (Food)	322	6,002
U.S. Bancorp (Banks)	2,114	59,657
Union Pacific Corp. (Transportation)	532	60,813
United Parcel Service, Inc. - Class B (Transportation)	1,064	80,492
United States Steel Corp. (Iron/Steel)	154	4,649
United Technologies Corp. (Aerospace/Defense)	1,008	78,977
UnitedHealth Group, Inc. (Healthcare - Services)	1,176	60,905
UnumProvident Corp. (Insurance)	322	7,351
Urban Outfitters, Inc.* (Retail)	126	3,339
V.F. Corp. (Apparel)	98	12,886
Valero Energy Corp. (Oil & Gas)	616	14,778
Varian Medical Systems, Inc.* (Healthcare - Products)	126	8,300
Ventas, Inc. (REIT)	322	18,776
VeriSign, Inc. (Internet)	182	6,745
Verizon Communications, Inc. (Telecommunications)	3,136	118,102
Viacom, Inc. - Class B (Media)	616	28,977
Visa, Inc. - Class A (Commercial Services)	560	56,358
Vornado Realty Trust (REIT)	210	16,985
Vulcan Materials Co. (Mining)	140	6,140
W.W. Grainger, Inc. (Distribution/Wholesale)	70	13,352
Wal-Mart Stores, Inc. (Retail)	1,932	118,548
Walgreen Co. (Retail)	980	32,693
Walt Disney Co. (Media)	1,988	77,333
Washington Post Co. - Class B (Media)	14	5,302
Waste Management, Inc. (Environmental Control)	504	17,519
Waters Corp.* (Electronics)	98	8,484
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	140	8,208
WellPoint, Inc. (Healthcare - Services)	392	25,213
Wells Fargo & Co. (Banks)	5,838	170,528
Western Digital Corp.* (Computers)	266	9,669
Western Union Co. (Commercial Services)	686	13,103
Weyerhaeuser Co. (REIT)	588	11,772
Whirlpool Corp. (Home Furnishings)	84	4,563
Whole Foods Market, Inc. (Food)	182	13,473
Windstream Corp. (Telecommunications)	644	7,773
Wisconsin Energy Corp. (Electric)	252	8,568
WPX Energy, Inc.* (Oil & Gas)	210	3,466
Wyndham Worldwide Corp. (Lodging)	168	6,680
Wynn Resorts, Ltd. (Lodging)	84	9,679
Xcel Energy, Inc. (Electric)	532	14,151
Xerox Corp. (Office/Business Equipment)	1,540	11,935
Xilinx, Inc. (Semiconductors)	294	10,540
XL Group PLC (Insurance)	350	7,095
Xylem, Inc. (Machinery - Diversified)	210	5,441
Yahoo!, Inc.* (Internet)	1,372	21,225
YUM! Brands, Inc. (Retail)	504	31,918
Zimmer Holdings, Inc.* (Healthcare - Products)	196	11,907
Zions Bancorp (Banks)	210	3,536
TOTAL COMMON STOCKS (Cost $5,336,448)		13,148,937

Rights/Warrants (NM)

American International Group, Inc.* (Insurance)	—	(b)	1
TOTAL RIGHTS/WARRANTS (Cost $4)			1

Repurchase Agreements(c)(d) (80.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $65,758,235	$65,758,000	$65,758,000
TOTAL REPURCHASE AGREEMENTS (Cost $65,758,000)		65,758,000
TOTAL INVESTMENT SECURITIES (Cost $71,094,452) — 96.1%		78,906,938
Net other assets (liabilities) — 3.9%		3,243,169
NET ASSETS — 100.0%		$82,150,107

^	All or a portion of this security is designated on the Bull ProFund’s records as collateral for when-issued securities.
*	Non-income producing security
(a)	Contains a security purchased on a when-issued basis.
(b)	Number of shares is less than 0.50.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $7,362,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2012
(unaudited)

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $13,341,600)	204	$151,404

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$26,939,653	$(87,100)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	28,726,056	(85,607)
		$(172,707)

Bull ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$19,254	NM
Aerospace/Defense	261,884	0.3%
Agriculture	260,828	0.3%
Airlines	8,315	NM
Apparel	88,302	0.1%
Auto Manufacturers	69,664	0.1%
Auto Parts & Equipment	36,879	NM
Banks	865,993	1.2%
Beverages	331,981	0.4%
Biotechnology	176,721	0.2%
Building Materials	4,731	NM
Chemicals	312,399	0.4%
Coal	23,823	NM
Commercial Services	204,576	0.2%
Computers	991,164	1.5%
Cosmetics/Personal Care	263,718	0.3%
Distribution/Wholesale	39,098	NM
Diversified Financial Services	219,222	0.3%
Electric	421,987	0.5%
Electrical Components & Equipment	45,793	0.1%
Electronics	84,682	0.1%
Energy - Alternate Sources	2,960	NM
Engineering & Construction	16,502	NM
Entertainment	5,352	NM
Environmental Control	36,001	NM
Food	265,485	0.3%
Forest Products & Paper	28,087	NM
Gas	36,158	NM
Hand/Machine Tools	16,729	NM
Healthcare - Products	450,502	0.5%
Healthcare - Services	169,656	0.2%
Holding Companies - Diversified	6,218	NM
Home Builders	11,014	NM
Home Furnishings	8,108	NM
Household Products/Wares	43,710	0.1%
Housewares	5,947	NM
Insurance	472,848	0.6%
Internet	382,718	0.5%
Iron/Steel	36,432	NM
Leisure Time	26,357	NM
Lodging	37,898	NM
Machinery - Construction & Mining	88,069	0.1%
Machinery - Diversified	95,704	0.1%
Media	400,208	0.5%
Metal Fabricate/Hardware	25,207	NM
Mining	101,683	0.1%
Miscellaneous Manufacturing	509,117	0.6%
Office/Business Equipment	16,184	NM
Oil & Gas	1,242,646	1.6%
Oil & Gas Services	236,175	0.3%
Packaging & Containers	18,655	NM
Pharmaceuticals	696,735	0.9%
Pipelines	73,709	0.1%
REIT	263,427	0.3%
Real Estate	7,025	NM
Retail	813,977	1.1%
Savings & Loans	8,963	NM
Semiconductors	322,945	0.4%
Software	510,266	0.6%
Telecommunications	654,633	0.9%
Textiles	4,668	NM
Toys/Games/Hobbies	16,117	NM
Transportation	253,129	0.3%
Other**	69,001,169	83.9%
Total	$82,150,107	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks (22.7%)

	Shares	Value
1st Source Corp. (Banks)	186	$4,657
3D Systems Corp.* (Computers)	186	3,556
A123 Systems, Inc.* (Electrical Components & Equipment)	465	1,009
AAON, Inc. (Building Materials)	124	2,511
AAR Corp. (Aerospace/Defense)	186	3,941
Abaxis, Inc.* (Healthcare - Products)	124	3,358
ABIOMED, Inc.* (Healthcare - Products)	155	2,869
ABM Industries, Inc. (Commercial Services)	279	6,054
AboveNet, Inc.* (Internet)	124	8,240
Acacia Research Corp.* (Media)	217	8,932
Acadia Realty Trust (REIT)	62	1,303
Accelrys, Inc.* (Software)	496	3,715
Acco Brands Corp.* (Household Products/Wares)	248	2,634
Accretive Health, Inc.* (Commercial Services)	186	4,990
Accuray, Inc.* (Healthcare - Products)	310	1,752
Accuride Corp.* (Auto Parts & Equipment)	124	929
ACI Worldwide, Inc.* (Software)	217	6,592
Acorda Therapeutics, Inc.* (Biotechnology)	186	4,749
Actuant Corp. - Class A (Miscellaneous Manufacturing)	310	7,858
Acuity Brands, Inc. (Electrical Components & Equipment)	186	10,831
Acxiom Corp.* (Software)	310	4,253
ADTRAN, Inc. (Telecommunications)	248	8,588
Advance America Cash Advance Centers, Inc. (Commercial Services)	310	2,440
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	217	2,309
Advent Software, Inc.* (Software)	155	4,069
Advisory Board Co.* (Commercial Services)	62	4,729
Aegion Corp.* (Engineering & Construction)	186	3,175
Aeroflex Holding Corp.* (Semiconductors)	62	786
Aeropostale, Inc.* (Retail)	372	6,090
Aerovironment, Inc.* (Aerospace/Defense)	62	1,728
AFC Enterprises, Inc.* (Retail)	155	2,612
Affymetrix, Inc.* (Healthcare - Products)	310	1,491
Air Methods Corp.* (Healthcare - Services)	62	5,227
Air Transport Services Group, Inc.* (Transportation)	279	1,677
Aircastle, Ltd. (Trucking & Leasing)	310	4,371
Akorn, Inc.* (Pharmaceuticals)	279	3,197
Alaska Air Group, Inc.* (Airlines)	155	11,800
Alaska Communications Systems Group, Inc. (Telecommunications)	310	843
Albany International Corp. - Class A (Machinery - Diversified)	155	3,723
Align Technology, Inc.* (Healthcare - Products)	279	6,573
Alkermes PLC* (Pharmaceuticals)	434	8,164
Allegiant Travel Co.* (Airlines)	62	3,408
ALLETE, Inc. (Electric)	155	6,425
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	279	3,225
Alterra Capital Holdings, Ltd. (Insurance)	434	10,490
Altra Holdings, Inc.* (Machinery - Diversified)	155	2,974
AMAG Pharmaceuticals, Inc.* (Biotechnology)	124	2,036
AMCOL International Corp. (Mining)	124	3,541
Amedisys, Inc.* (Healthcare - Services)	155	1,628
AMERCO (Trucking & Leasing)	31	2,998
American Assets Trust, Inc. (REIT)	186	4,118
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	341	4,112
American Campus Communities, Inc. (REIT)	248	10,614
American Equity Investment Life Holding Co. (Insurance)	372	4,289
American Greetings Corp. - Class A (Household Products/Wares)	248	3,564
American Public Education, Inc.* (Commercial Services)	93	3,739
American Science & Engineering, Inc. (Electronics)	62	4,433
American States Water Co. (Water)	155	5,606
American Superconductor Corp.* (Electrical Components & Equipment)	217	1,096
American Vanguard Corp. (Chemicals)	124	1,864
Amerigon, Inc.* (Auto Parts & Equipment)	155	2,379
Amerisafe, Inc.* (Insurance)	155	3,810
Ameristar Casinos, Inc. (Lodging)	155	3,032
Amkor Technology, Inc.* (Semiconductors)	372	2,132
AMN Healthcare Services, Inc.* (Commercial Services)	217	1,105
AmSurg Corp.* (Healthcare - Services)	186	4,790
AmTrust Financial Services, Inc. (Insurance)	93	2,411
Amyris, Inc.* (Energy - Alternate Sources)	93	834
Analogic Corp. (Electronics)	93	5,276
Ancestry.com, Inc.* (Internet)	155	4,588
AngioDynamics, Inc.* (Healthcare - Products)	155	2,009
Anixter International, Inc.* (Telecommunications)	124	8,123
ANN, Inc.* (Retail)	217	5,264
Anworth Mortgage Asset Corp. (REIT)	992	6,448
Apco Oil & Gas International, Inc. (Oil & Gas)	62	4,789

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Apogee Enterprises, Inc. (Building Materials)	186	$2,558
Apollo Investment Corp. (Investment Companies)	961	7,409
Applied Industrial Technologies, Inc. (Machinery - Diversified)	186	7,176
Applied Micro Circuits Corp.* (Semiconductors)	403	3,155
Approach Resources, Inc.* (Oil & Gas)	124	4,356
Arbitron, Inc. (Commercial Services)	124	4,428
Ardea Biosciences, Inc.* (Pharmaceuticals)	93	1,692
Argo Group International Holdings, Ltd. (Insurance)	124	3,572
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	620	9,145
Arkansas Best Corp. (Transportation)	124	2,247
ARMOUR Residential REIT, Inc. (REIT)	217	1,565
ArQule, Inc.* (Biotechnology)	372	2,939
Arris Group, Inc.* (Telecommunications)	527	6,155
ArthroCare Corp.* (Healthcare - Products)	124	3,833
Artio Global Investors, Inc. (Diversified Financial Services)	124	557
Aruba Networks, Inc.* (Telecommunications)	372	8,251
Asbury Automotive Group, Inc.* (Retail)	124	2,841
Ascena Retail Group, Inc.* (Retail)	279	9,868
Ascent Media Corp. - Class A* (Entertainment)	93	4,407
Ashford Hospitality Trust (REIT)	186	1,676
Aspen Technology, Inc.* (Software)	372	6,700
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	124	1,944
Associated Estates Realty Corp. (REIT)	341	5,698
Astec Industries, Inc.* (Machinery - Construction & Mining)	155	5,242
Astoria Financial Corp. (Savings & Loans)	434	3,615
athenahealth, Inc.* (Software)	186	10,821
Atlantic Power Corp. (Electric)	341	5,057
Atlantic Tele-Network, Inc. (Telecommunications)	62	2,238
Atlas Air Worldwide Holdings, Inc.* (Transportation)	124	5,907
ATMI, Inc.* (Semiconductors)	124	2,899
ATP Oil & Gas Corp.* (Oil & Gas)	248	1,746
Atrion Corp. (Healthcare - Products)	31	7,576
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	217	4,312
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	589	1,732
Aveo Phamaceuticals, Inc.* (Biotechnology)	155	2,043
Avid Technology, Inc.* (Software)	155	1,502
Avis Budget Group, Inc.* (Commercial Services)	496	7,118
Avista Corp. (Electric)	217	5,499
AZZ, Inc. (Miscellaneous Manufacturing)	62	3,044
B&G Foods, Inc. - Class A (Food)	217	4,917
Badger Meter, Inc. (Electronics)	93	2,989
Balchem Corp. (Chemicals)	186	7,038
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	124	2,295
BancorpSouth, Inc. (Banks)	341	3,829
Bank of the Ozarks, Inc. (Banks)	124	3,471
Barnes & Noble, Inc.* (Retail)	124	1,497
Barnes Group, Inc. (Miscellaneous Manufacturing)	279	7,056
Basic Energy Services, Inc.* (Oil & Gas Services)	124	2,233
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	217	4,961
Belden, Inc. (Electrical Components & Equipment)	155	6,078
Belo Corp. - Class A (Media)	403	2,994
Benchmark Electronics, Inc.* (Electronics)	341	5,865
Berkshire Hills Bancorp, Inc. (Savings & Loans)	155	3,506
Berry Petroleum Co. - Class A (Oil & Gas)	217	9,767
BGC Partners, Inc. - Class A (Diversified Financial Services)	434	2,717
Bill Barrett Corp.* (Oil & Gas)	217	5,994
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	155	2,999
BioMed Realty Trust, Inc. (REIT)	527	9,786
BJ’s Restaurants, Inc.* (Retail)	93	4,653
Black Box Corp. (Telecommunications)	155	4,793
Black Hills Corp. (Electric)	186	6,279
Blackbaud, Inc. (Software)	217	6,603
BlackRock Kelso Capital Corp. (Investment Companies)	403	3,655
Blount International, Inc.* (Miscellaneous Manufacturing)	248	4,072
Blue Coat Systems, Inc.* (Internet)	186	4,791
Blue Nile, Inc.* (Internet)	62	2,502
Bob Evans Farms, Inc. (Retail)	155	5,476
Boise, Inc. (Forest Products & Paper)	558	4,263
Boston Beer Co., Inc. - Class A* (Beverages)	31	3,102
Boston Private Financial Holdings, Inc. (Banks)	310	2,554
Bottomline Technologies, Inc.* (Software)	155	4,238
Boyd Gaming Corp.* (Lodging)	310	2,719
BPZ Resources, Inc.* (Oil & Gas)	465	1,516
Brady Corp. - Class A (Electronics)	217	7,024
Bravo Brio Restaurant Group, Inc.* (Retail)	93	1,790
Bridgepoint Education, Inc.* (Commercial Services)	93	2,287
Briggs & Stratton Corp. (Machinery - Diversified)	248	3,871
Brightpoint, Inc.* (Distribution/Wholesale)	341	3,997
Bristow Group, Inc. (Transportation)	186	9,125
BroadSoft, Inc.* (Internet)	124	3,457

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Brookline Bancorp, Inc. (Savings & Loans)	310	$2,874
Brooks Automation, Inc. (Semiconductors)	310	3,323
Brown Shoe Co., Inc. (Retail)	186	1,758
Brunswick Corp. (Leisure Time)	403	8,600
Buckeye Technologies, Inc. (Forest Products & Paper)	310	10,394
Buffalo Wild Wings, Inc.* (Retail)	93	6,190
Cabela’s, Inc.* (Retail)	186	4,851
Cabot Microelectronics Corp.* (Semiconductors)	93	4,689
CACI International, Inc. - Class A* (Computers)	124	7,278
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	186	776
Cal Dive International, Inc.* (Oil & Gas Services)	465	1,400
Cal-Maine Foods, Inc. (Food)	62	2,354
Calgon Carbon Corp.* (Environmental Control)	279	4,559
California Water Service Group (Water)	248	4,576
Calix, Inc.* (Telecommunications)	155	1,173
Callaway Golf Co. (Leisure Time)	310	2,077
Campus Crest Communities, Inc. (REIT)	186	1,988
Cantel Medical Corp. (Healthcare - Products)	62	1,957
Capella Education Co.* (Commercial Services)	93	3,937
Capital Lease Funding, Inc. (REIT)	465	1,934
Capstead Mortgage Corp. (REIT)	496	6,423
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,395	1,660
Cardinal Financial Corp. (Banks)	248	2,780
Cardtronics, Inc.* (Commercial Services)	186	4,752
Carrizo Oil & Gas, Inc.* (Oil & Gas)	186	4,518
Carter’s, Inc.* (Apparel)	217	9,097
Cascade Corp. (Machinery - Diversified)	62	3,523
Casey’s General Stores, Inc. (Retail)	155	7,896
Cash America International, Inc. (Retail)	155	6,798
Cass Information Systems, Inc. (Banks)	62	2,449
Cathay Bancorp, Inc. (Banks)	372	5,855
Cavium, Inc.* (Semiconductors)	248	7,971
Cbeyond, Inc.* (Telecommunications)	155	1,318
CBL & Associates Properties, Inc. (REIT)	651	11,308
CEC Entertainment, Inc. (Retail)	124	4,361
Cell Therapeutics, Inc.* (Biotechnology)	744	818
Centene Corp.* (Healthcare - Services)	248	11,210
Central European Distribution Corp.* (Beverages)	310	1,271
Central Eurpoean Media Enterprises, Ltd. - Class A* (Media)	155	1,083
Central Garden & Pet Co. - Class A* (Household Products/Wares)	248	2,346
Central Vermont Public Service Corp. (Electric)	62	2,181
Century Aluminum Co.* (Mining)	279	2,798
Cenveo, Inc.* (Commercial Services)	341	1,142
Cepheid, Inc.* (Healthcare - Products)	310	13,659
Ceradyne, Inc.* (Miscellaneous Manufacturing)	124	4,103
CEVA, Inc.* (Semiconductors)	124	3,349
CH Energy Group, Inc. (Electric)	124	7,053
Charming Shoppes, Inc.* (Retail)	620	3,075
Chart Industries, Inc.* (Machinery - Diversified)	155	8,643
Checkpoint Systems, Inc.* (Electronics)	186	1,957
Chemed Corp. (Commercial Services)	124	6,961
Chemical Financial Corp. (Banks)	403	9,120
Chemtura Corp.* (Chemicals)	465	6,533
Cheniere Energy, Inc.* (Oil & Gas)	341	4,361
Chesapeake Lodging Trust (REIT)	186	3,168
Chesapeake Utilities Corp. (Gas)	62	2,667
Chiquita Brands International, Inc.* (Food)	248	2,180
Churchill Downs, Inc. (Entertainment)	93	5,203
CIBER, Inc.* (Computers)	403	1,753
Cincinnati Bell, Inc.* (Telecommunications)	1,023	3,529
Cinemark Holdings, Inc. (Entertainment)	403	7,947
CIRCOR International, Inc. (Metal Fabricate/Hardware)	62	2,350
Cirrus Logic, Inc.* (Semiconductors)	310	6,333
City Holding Co. (Banks)	93	3,305
CLARCOR, Inc. (Miscellaneous Manufacturing)	217	11,156
Clayton Williams Energy, Inc.* (Oil & Gas)	31	2,523
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	279	4,174
Clean Harbors, Inc.* (Environmental Control)	186	11,802
Clearwater Paper Corp.* (Forest Products & Paper)	124	4,528
Cleco Corp. (Electric)	248	9,860
Cloud Peak Energy, Inc.* (Coal)	310	5,875
CNO Financial Group, Inc.* (Insurance)	1,085	7,291
Coca-Cola Bottling Co. (Beverages)	31	1,889
Coeur d’Alene Mines Corp.* (Mining)	434	12,004
Cogent Communications Group, Inc.* (Internet)	217	3,307
Cognex Corp. (Machinery - Diversified)	186	7,728
Cohen & Steers, Inc. (Diversified Financial Services)	62	2,094
Coherent, Inc.* (Electronics)	93	5,197
Cohu, Inc. (Semiconductors)	217	2,849
Coinstar, Inc.* (Retail)	155	7,708
Colfax Corp.* (Miscellaneous Manufacturing)	155	4,706
Collective Brands, Inc.* (Retail)	279	4,648
Colonial Properties Trust (REIT)	372	7,953
Colony Financial, Inc. (REIT)	248	4,206

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Columbia Banking System, Inc. (Banks)	279	$5,859
Columbia Sportswear Co. (Apparel)	62	2,843
Columbus McKinnon Corp. NY* (Machinery - Diversified)	155	2,472
Comfort Systems USA, Inc. (Building Materials)	248	2,966
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	186	2,327
Community Bank System, Inc. (Banks)	248	6,785
Community Trust Bancorp, Inc. (Banks)	310	9,551
CommVault Systems, Inc.* (Software)	186	8,742
Compass Diversified Holdings (Holding Companies - Diversified)	248	3,477
Complete Production Services, Inc.* (Oil & Gas Services)	372	12,536
Computer Programs & Systems, Inc. (Software)	62	3,550
comScore, Inc.* (Internet)	155	3,433
Comstock Resources, Inc.* (Oil & Gas)	217	2,613
Comtech Telecommunications Corp. (Telecommunications)	155	4,783
Conceptus, Inc.* (Healthcare - Products)	155	1,919
Concur Technologies, Inc.* (Software)	186	9,737
CONMED Corp.* (Healthcare - Products)	155	4,557
Consolidated Communications Holdings, Inc. (Telecommunications)	372	7,064
Consolidated Graphics, Inc.* (Commercial Services)	62	3,149
Constant Contact, Inc.* (Internet)	155	3,872
Contango Oil & Gas Co.* (Oil & Gas)	62	3,861
Convergys Corp.* (Commercial Services)	496	6,602
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	279	4,202
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	62	2,518
Coresite Realty Corp. (REIT)	124	2,486
Corinthian Colleges, Inc.* (Commercial Services)	434	1,306
CoStar Group, Inc.* (Commercial Services)	124	7,027
Cousins Properties, Inc. (REIT)	341	2,513
Cracker Barrel Old Country Store, Inc. (Retail)	93	4,880
Credit Acceptance Corp.* (Diversified Financial Services)	31	2,617
CreXus Investment Corp. (REIT)	403	4,461
Crocs, Inc.* (Apparel)	403	7,665
Crosstex Energy, Inc. (Pipelines)	217	2,726
CSG Systems International, Inc.* (Software)	186	3,026
CTS Corp. (Electronics)	310	3,119
CubeSmart (REIT)	434	4,939
Cubic Corp. (Aerospace/Defense)	62	2,867
Cubist Pharmaceuticals, Inc.* (Biotechnology)	279	11,389
Curtiss-Wright Corp. (Aerospace/Defense)	155	5,791
CVB Financial Corp. (Banks)	434	4,570
CVR Energy, Inc.* (Oil & Gas)	403	10,051
Cyberonics, Inc.* (Healthcare - Products)	155	5,038
Cymer, Inc.* (Electronics)	124	6,174
CYS Investments, Inc. (REIT)	527	7,114
Daktronics, Inc. (Electronics)	186	2,035
Dana Holding Corp.* (Auto Parts & Equipment)	682	10,128
Darling International, Inc.* (Environmental Control)	527	8,053
DCT Industrial Trust, Inc. (REIT)	1,302	7,187
DealerTrack Holdings, Inc.* (Internet)	186	5,083
Delphi Financial Group, Inc. - Class A (Insurance)	279	12,418
Deltic Timber Corp. (Forest Products & Paper)	62	4,223
Deluxe Corp. (Commercial Services)	217	5,549
Denny’s Corp.* (Retail)	651	2,793
DepoMed, Inc.* (Pharmaceuticals)	372	2,232
Dexcom, Inc.* (Healthcare - Products)	310	3,401
DFC Global Corp.* (Commercial Services)	217	4,275
Diamond Foods, Inc. (Food)	93	3,380
DiamondRock Hospitality Co. (REIT)	868	9,149
Dice Holdings, Inc.* (Internet)	248	2,349
Digi International, Inc.* (Software)	155	1,750
Digital Generation, Inc.* (Media)	124	1,724
Digital River, Inc.* (Internet)	217	3,474
DigitalGlobe, Inc.* (Telecommunications)	155	2,432
Dime Community Bancshares, Inc. (Savings & Loans)	279	3,845
DineEquity, Inc.* (Retail)	62	2,946
Diodes, Inc.* (Semiconductors)	155	3,996
Dole Food Co., Inc.* (Food)	186	1,786
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	124	9,133
Domino’s Pizza, Inc.* (Retail)	279	9,109
Dorman Products, Inc.* (Auto Parts & Equipment)	93	4,037
Drew Industries, Inc.* (Building Materials)	124	3,220
Dril-Quip, Inc.* (Oil & Gas Services)	155	10,225
DTS, Inc.* (Home Furnishings)	93	2,635
Duff & Phelps Corp. - Class A (Diversified Financial Services)	217	3,327
DuPont Fabros Technology, Inc. (REIT)	279	7,114
Dycom Industries, Inc.* (Engineering & Construction)	186	3,975
Dynavax Technologies Corp.* (Biotechnology)	713	2,481
Dynegy, Inc. - Class A* (Electric)	465	865
Dynex Capital, Inc. (REIT)	279	2,584
E.W. Scripps Co.* (Media)	248	2,101
Eagle Materials, Inc. (Building Materials)	186	5,470

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
EarthLink, Inc. (Internet)	527	$3,800
EastGroup Properties, Inc. (REIT)	93	4,418
Ebix, Inc. (Software)	124	3,073
Echelon Corp.* (Computers)	186	962
Education Realty Trust, Inc. (REIT)	372	3,980
El Paso Electric Co. (Electric)	217	7,552
Electro Rent Corp. (Commercial Services)	186	3,179
Electro Scientific Industries, Inc. (Electronics)	124	1,882
Electronics for Imaging, Inc.* (Computers)	217	3,724
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	93	3,345
EMCOR Group, Inc. (Engineering & Construction)	310	8,937
Emergent Biosolutions, Inc.* (Biotechnology)	124	2,104
Emeritus Corp.* (Healthcare - Services)	186	3,248
Empire District Electric Co. (Electric)	186	3,874
Employers Holdings, Inc. (Insurance)	186	3,341
Emulex Corp.* (Semiconductors)	403	4,207
Encore Capital Group, Inc.* (Diversified Financial Services)	93	2,186
Encore Wire Corp. (Electrical Components & Equipment)	93	2,539
Endeavour International Corp.* (Oil & Gas)	248	2,624
Endologix, Inc.* (Healthcare - Products)	248	3,219
Energy Partners, Ltd.* (Oil & Gas)	217	3,468
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	341	11,195
EnergySolutions, Inc.* (Environmental Control)	341	1,214
EnerNOC, Inc.* (Electric)	124	1,135
EnerSys* (Electrical Components & Equipment)	217	6,289
Ennis, Inc. (Household Products/Wares)	155	2,564
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	93	3,284
Enstar Group, Ltd.* (Insurance)	31	3,085
Entegris, Inc.* (Semiconductors)	589	5,643
Entertainment Properties Trust (REIT)	186	8,271
Entropic Communications, Inc.* (Semiconductors)	372	2,172
Enzon Pharmaceuticals, Inc.* (Biotechnology)	310	2,210
EPIQ Systems, Inc. (Software)	217	2,645
Equity Lifestyle Properties, Inc. (REIT)	124	8,697
Equity One, Inc. (REIT)	93	1,753
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	93	2,797
Esterline Technologies Corp.* (Aerospace/Defense)	124	7,583
Ethan Allen Interiors, Inc. (Home Furnishings)	124	2,926
Euronet Worldwide, Inc.* (Commercial Services)	248	4,553
Evercore Partners, Inc. - Class A (Diversified Financial Services)	93	2,622
Exact Sciences Corp.* (Biotechnology)	279	2,606
ExamWorks Group, Inc.* (Commercial Services)	124	1,369
Exelixis, Inc.* (Biotechnology)	620	3,298
Exide Technologies* (Auto Parts & Equipment)	465	1,535
Exlservice Holdings, Inc.* (Commercial Services)	62	1,497
Exponent, Inc.* (Engineering & Construction)	124	6,057
Express, Inc.* (Retail)	248	5,367
Exterran Holdings, Inc.* (Oil & Gas Services)	279	2,589
Extra Space Storage, Inc. (REIT)	341	8,975
EZCORP, Inc. - Class A* (Retail)	217	5,820
F.N.B. Corp. (Banks)	558	6,540
Fabrinet* (Miscellaneous Manufacturing)	93	1,532
Fair Isaac Corp. (Software)	186	6,741
FARO Technologies, Inc.* (Electronics)	93	5,048
FBL Financial Group, Inc. - Class A (Insurance)	93	3,231
Federal Signal Corp.* (Miscellaneous Manufacturing)	496	2,098
FEI Co.* (Electronics)	186	8,195
FelCor Lodging Trust, Inc.* (REIT)	806	3,071
Ferro Corp.* (Chemicals)	372	2,515
Fifth Street Finance Corp. (Investment Companies)	434	4,227
Financial Engines, Inc.* (Diversified Financial Services)	217	5,197
Finisar Corp.* (Telecommunications)	403	8,165
First American Financial Corp. (Insurance)	527	7,810
First Busey Corp. (Banks)	651	3,262
First Cash Financial Services, Inc.* (Retail)	155	6,239
First Commonwealth Financial Corp. (Banks)	589	3,263
First Financial Bancorp (Banks)	217	3,771
First Financial Bankshares, Inc. (Banks)	186	6,339
First Financial Corp. (Banks)	62	2,171
First Industrial Realty Trust, Inc.* (REIT)	310	3,559
First Midwest Bancorp, Inc. (Banks)	372	4,047
First Potomac Realty Trust (REIT)	186	2,768
FirstMerit Corp. (Banks)	434	6,809
Flagstone Reinsurance Holdings S.A. (Insurance)	310	2,706
Flotek Industries, Inc.* (Oil & Gas Services)	248	2,912
Flushing Financial Corp. (Savings & Loans)	217	2,845
Forestar Group, Inc.* (Real Estate)	186	2,961
FormFactor, Inc.* (Semiconductors)	527	2,714
Forrester Research, Inc.* (Commercial Services)	93	3,249
Forward Air Corp. (Transportation)	155	5,425

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Franklin Electric Co., Inc. (Hand/Machine Tools)	93	$4,656
Franklin Street Properties Corp. (REIT)	372	3,791
Fred’s, Inc. (Retail)	310	4,573
Fresh Del Monte Produce, Inc. (Food)	155	3,794
Frontline, Ltd. (Transportation)	217	1,092
FTI Consulting, Inc.* (Commercial Services)	186	7,965
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	93	1,941
Fuller (H.B.) Co. (Chemicals)	248	7,098
FX Energy, Inc.* (Oil & Gas)	341	1,882
G & K Services, Inc. (Textiles)	124	4,075
G-III Apparel Group, Ltd.* (Apparel)	93	2,123
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	31	1,442
Gaylord Entertainment Co.* (Lodging)	186	5,217
GenCorp, Inc.* (Aerospace/Defense)	341	1,872
Generac Holdings, Inc.* (Electrical Components & Equipment)	155	4,504
General Communication, Inc. - Class A* (Telecommunications)	248	2,582
Genesco, Inc.* (Retail)	93	5,680
Genesee & Wyoming, Inc. - Class A* (Transportation)	217	13,476
Genomic Health, Inc.* (Healthcare - Products)	93	2,581
Gentiva Health Services, Inc.* (Healthcare - Services)	155	1,125
GeoEye, Inc.* (Telecommunications)	124	2,717
GeoResources, Inc.* (Oil & Gas)	155	4,745
Georgia Gulf Corp.* (Chemicals)	155	5,433
Geron Corp.* (Biotechnology)	806	1,596
Getty Realty Corp. (REIT)	155	2,598
GFI Group, Inc. (Diversified Financial Services)	496	2,296
Gibraltar Industries, Inc.* (Building Materials)	186	2,915
Glacier Bancorp, Inc. (Banks)	496	6,929
Glatfelter (Forest Products & Paper)	248	3,665
Glimcher Realty Trust (REIT)	465	4,478
Global Geophysical Services, Inc.* (Oil & Gas Services)	93	838
Global Power Equipment Group, Inc.* (Machinery - Diversified)	31	795
Globe Specialty Metals, Inc. (Mining)	341	4,665
Globecomm Systems, Inc.* (Telecommunications)	124	1,769
GNC Acquisition Holdings, Inc. - Class A* (Retail)	93	2,558
Golar LNG, Ltd. (Transportation)	155	6,355
Gold Resource Corp. (Mining)	124	3,265
Golden Star Resources, Ltd.* (Mining)	1,426	3,080
Goodrich Petroleum Corp.* (Oil & Gas)	155	2,675
Government Properties Income Trust (REIT)	186	4,483
Grand Canyon Education, Inc.* (Commercial Services)	155	2,601
Granite Construction, Inc. (Engineering & Construction)	186	4,953
Graphic Packaging Holding Co.* (Packaging & Containers)	806	4,038
Great Lakes Dredge & Dock Co. (Commercial Services)	372	2,381
Greatbatch, Inc.* (Healthcare - Products)	124	2,904
Greenlight Capital Re, Ltd. - Class A* (Insurance)	186	4,775
Griffon Corp. (Miscellaneous Manufacturing)	310	3,091
Group 1 Automotive, Inc. (Retail)	124	6,614
GT Advanced Technologies, Inc.* (Semiconductors)	558	4,810
Gulf Island Fabrication, Inc. (Oil & Gas Services)	93	2,823
GulfMark Offshore, Inc. - Class A* (Transportation)	124	5,669
Gulfport Energy Corp.* (Oil & Gas)	186	6,114
H&E Equipment Services, Inc.* (Commercial Services)	186	3,160
Haemonetics Corp.* (Healthcare - Products)	93	6,041
Halozyme Therapeutics, Inc.* (Biotechnology)	527	5,565
Hancock Holding Co. (Banks)	341	11,321
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	155	3,036
Harleysville Group, Inc. (Insurance)	124	7,008
Harmonic, Inc.* (Telecommunications)	620	3,639
Harte-Hanks, Inc. (Advertising)	248	2,393
Harvest Natural Resources, Inc.* (Oil & Gas)	186	1,280
Hatteras Financial Corp. (REIT)	403	11,187
Haynes International, Inc. (Metal Fabricate/Hardware)	62	3,767
Healthcare Realty Trust, Inc. (REIT)	310	6,532
Healthcare Services Group, Inc. (Commercial Services)	403	7,532
HEALTHSOUTH Corp.* (Healthcare - Services)	434	8,372
Healthways, Inc.* (Healthcare - Services)	186	1,406
Heartland Express, Inc. (Transportation)	248	3,675
Heartland Payment Systems, Inc. (Commercial Services)	186	4,464
HeartWare International, Inc.* (Healthcare - Products)	62	4,292
Heckmann Corp.* (Environmental Control)	496	2,535
Hecla Mining Co. (Mining)	1,457	7,664
HEICO Corp. (Aerospace/Defense)	186	10,342
Heidrick & Struggles International, Inc. (Commercial Services)	93	2,044
Helen of Troy, Ltd.* (Household Products/Wares)	155	4,986
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	527	8,669
Hercules Offshore, Inc.* (Oil & Gas)	496	2,227
Hercules Technology Growth Capital, Inc. (Private Equity)	341	3,250

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Herman Miller, Inc. (Office Furnishings)	248	$5,238
Hersha Hospitality Trust (REIT)	775	4,208
Hexcel Corp.* (Miscellaneous Manufacturing)	465	11,658
HFF, Inc. - Class A* (Real Estate)	155	2,187
Hibbett Sports, Inc.* (Retail)	124	5,943
Higher One Holdings, Inc.* (Diversified Financial Services)	155	2,626
Highwoods Properties, Inc. (REIT)	186	6,155
Hillenbrand, Inc. (Commercial Services)	279	6,543
Hilltop Holdings, Inc.* (Insurance)	310	2,675
Hittite Microwave Corp.* (Semiconductors)	155	8,528
HMS Holdings Corp.* (Commercial Services)	465	15,350
HNI Corp. (Office Furnishings)	217	5,887
Home Bancshares, Inc. (Banks)	124	3,231
Home Properties, Inc. (REIT)	124	7,388
Horace Mann Educators Corp. (Insurance)	217	3,394
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	124	4,054
Horsehead Holding Corp.* (Mining)	186	2,024
Hot Topic, Inc. (Retail)	217	1,588
HSN, Inc. (Retail)	186	6,638
Hub Group, Inc. - Class A* (Transportation)	186	6,367
Hudson Pacific Properties, Inc. (REIT)	155	2,382
Huron Consulting Group, Inc.* (Commercial Services)	124	4,648
Hyperdynamics Corp.* (Oil & Gas)	806	2,112
IBERIABANK Corp. (Banks)	124	6,483
ICF International, Inc.* (Commercial Services)	124	3,514
ICG Group, Inc.* (Internet)	186	1,668
Iconix Brand Group, Inc.* (Apparel)	341	6,278
ICU Medical, Inc.* (Healthcare - Products)	124	5,762
IDACORP, Inc. (Electric)	186	7,840
IDT Corp. (Telecommunications)	62	546
iGATE Corp.* (Computers)	155	2,824
II-VI, Inc.* (Electronics)	248	5,706
ImmunoGen, Inc.* (Biotechnology)	372	5,253
Impax Laboratories, Inc.* (Pharmaceuticals)	279	5,265
Incyte, Corp.* (Biotechnology)	403	7,133
Independent Bank Corp./MA (Banks)	155	4,300
Infinera Corp.* (Telecommunications)	651	4,648
Infinity Property & Casualty Corp. (Insurance)	62	3,613
InfoSpace, Inc.* (Internet)	310	3,816
Inland Real Estate Corp. (REIT)	403	3,446
Innophos Holdings, Inc. (Chemicals)	93	4,643
Innospec, Inc.* (Chemicals)	93	3,010
Inphi Corp.* (Semiconductors)	93	1,364
Insight Enterprises, Inc.* (Computers)	248	4,578
Insperity, Inc. (Commercial Services)	124	3,474
Insulet Corp.* (Healthcare - Products)	217	4,225
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	93	2,745
Integrated Device Technology, Inc.* (Semiconductors)	651	4,127
Inter Parfums, Inc. (Cosmetics/Personal Care)	93	1,553
Interactive Intelligence Group, Inc.* (Software)	93	2,400
InterDigital, Inc. (Telecommunications)	217	8,098
Interface, Inc. - Class A (Office Furnishings)	217	2,884
Interline Brands, Inc.* (Building Materials)	186	3,164
Intermec, Inc.* (Machinery - Diversified)	248	2,093
InterMune, Inc.* (Biotechnology)	217	3,255
Internap Network Services Corp.* (Internet)	248	1,664
International Bancshares Corp. (Banks)	217	4,171
International Speedway Corp. - Class A (Entertainment)	124	3,198
Interval Leisure Group, Inc.* (Leisure Time)	217	2,951
INTL FCStone, Inc.* (Diversified Financial Services)	93	2,388
Intralinks Holdings, Inc.* (Internet)	155	1,062
Invacare Corp. (Healthcare - Products)	93	1,588
Invesco Mortgage Capital, Inc. (REIT)	341	5,347
Investment Technology Group, Inc.* (Diversified Financial Services)	217	2,461
Investors Bancorp, Inc.* (Savings & Loans)	341	5,033
Investors Real Estate Trust (REIT)	434	3,220
ION Geophysical Corp.* (Oil & Gas Services)	589	4,376
IPC The Hospitalist Co.* (Healthcare - Services)	93	3,133
Iridium Communications, Inc.* (Telecommunications)	248	1,982
iRobot Corp.* (Machinery - Diversified)	124	4,097
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	310	4,650
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	651	5,312
iStar Financial, Inc.* (REIT)	620	4,328
Ixia* (Telecommunications)	186	2,271
IXYS Corp.* (Semiconductors)	155	2,127
J & J Snack Foods Corp. (Food)	93	4,746
j2 Global, Inc. (Computers)	248	6,686
Jack Henry & Associates, Inc. (Computers)	372	12,722
Jack in the Box, Inc.* (Retail)	248	5,258
Jaguar Mining, Inc.* (Mining)	465	3,343
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	155	2,368
James River Coal Co.* (Coal)	217	1,365
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	124	5,766
JDA Software Group, Inc.* (Software)	186	5,481
JetBlue Airways Corp.* (Airlines)	1,178	6,986

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
John Bean Technologies Corp. (Miscellaneous Manufacturing)	217	$3,561
Jos. A. Bank Clothiers, Inc.* (Retail)	124	5,921
K12, Inc.* (Commercial Services)	155	3,470
Kadant, Inc.* (Machinery - Diversified)	93	2,256
Kaiser Aluminum Corp. (Mining)	93	4,592
Kaman Corp. (Aerospace/Defense)	124	3,865
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	248	4,330
Kaydon Corp. (Metal Fabricate/Hardware)	155	5,289
KB Home (Home Builders)	465	4,194
KBW, Inc. (Diversified Financial Services)	186	3,223
Kelly Services, Inc. - Class A (Commercial Services)	124	2,004
KEMET Corp.* (Electronics)	186	1,709
Kenexa Corp.* (Commercial Services)	124	2,978
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	434	1,471
Key Energy Services, Inc.* (Oil & Gas Services)	589	8,529
Kforce, Inc.* (Commercial Services)	186	2,314
Kilroy Realty Corp. (REIT)	310	12,905
Kindred Healthcare, Inc.* (Healthcare - Services)	248	3,043
KIT Digital, Inc.* (Internet)	217	2,350
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	527	6,846
Knight Transportation, Inc. (Transportation)	279	4,913
Knightsbridge Tankers, Ltd. (Transportation)	93	1,402
Knoll, Inc. (Office Furnishings)	217	3,463
Knology, Inc.* (Media)	155	2,336
Kodiak Oil & Gas Corp.* (Oil & Gas)	868	7,873
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	93	3,533
Korn/Ferry International* (Commercial Services)	217	3,565
Kraton Performance Polymers, Inc.* (Chemicals)	155	4,408
Krispy Kreme Doughnuts, Inc.* (Retail)	279	2,045
Kulicke & Soffa Industries, Inc.* (Semiconductors)	341	3,686
La-Z-Boy, Inc.* (Home Furnishings)	279	3,677
Laclede Group, Inc. (Gas)	217	9,040
Lakeland Financial Corp. (Banks)	248	6,284
Lancaster Colony Corp. (Food)	93	6,463
Landauer, Inc. (Commercial Services)	62	3,523
LaSalle Hotel Properties (REIT)	434	11,740
Lattice Semiconductor Corp.* (Semiconductors)	589	4,005
Layne Christensen Co.* (Engineering & Construction)	93	2,160
Leap Wireless International, Inc.* (Telecommunications)	279	2,388
Lexington Realty Trust (REIT)	589	5,065
LHC Group, Inc.* (Healthcare - Services)	93	1,378
Life Time Fitness, Inc.* (Leisure Time)	186	9,140
Limelight Networks, Inc.* (Internet)	403	1,314
Lincoln Educational Services Corp. (Commercial Services)	124	1,083
Lindsay Manufacturing Co. (Machinery - Diversified)	62	3,790
Liquidity Services, Inc.* (Internet)	93	3,209
Lithia Motors, Inc. - Class A (Retail)	155	3,443
Littelfuse, Inc. (Electrical Components & Equipment)	93	4,716
Live Nation, Inc.* (Commercial Services)	620	6,374
LivePerson, Inc.* (Computers)	279	3,348
Liz Claiborne, Inc.* (Retail)	372	3,460
LogMeIn, Inc.* (Telecommunications)	93	3,704
Loral Space & Communications, Inc.* (Telecommunications)	62	4,276
Louisiana-Pacific Corp.* (Building Materials)	651	5,547
LSB Industries, Inc.* (Miscellaneous Manufacturing)	93	3,260
LTC Properties, Inc. (REIT)	124	3,962
LTX-Credence Corp.* (Semiconductors)	279	1,861
Lufkin Industries, Inc. (Oil & Gas Services)	124	9,327
Lumber Liquidators Holdings, Inc.* (Retail)	124	2,649
Luminex Corp.* (Healthcare - Products)	186	3,664
M.D.C. Holdings, Inc. (Home Builders)	186	3,687
Magellan Health Services, Inc.* (Healthcare - Services)	155	7,567
Magma Design Automation, Inc.* (Computers)	310	2,220
Magnum Hunter Resources Corp.* (Oil & Gas)	620	3,652
Maiden Holdings, Ltd. (Insurance)	279	2,600
Maidenform Brands, Inc.* (Apparel)	124	2,480
Main Street Capital Corp. (Investment Companies)	186	4,116
MAKO Surgical Corp.* (Healthcare - Products)	155	5,546
Manhattan Associates, Inc.* (Computers)	93	4,082
MannKind Corp.* (Pharmaceuticals)	434	1,172
ManTech International Corp. - Class A (Software)	124	4,359
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	155	2,193
MarketAxess Holdings, Inc. (Diversified Financial Services)	155	4,813
Marten Transport, Ltd. (Transportation)	93	2,032
Masimo Corp.* (Healthcare - Products)	217	4,644
MasTec, Inc.* (Engineering & Construction)	279	4,545
Materion Corp.* (Mining)	93	2,735
Matrix Service Co.* (Oil & Gas Services)	155	1,804

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	186	$6,131
MAXIMUS, Inc. (Commercial Services)	186	8,376
Maxwell Technologies, Inc.* (Computers)	186	3,806
MB Financial, Inc. (Banks)	217	3,939
McEwen Mining, Inc.* (Mining)	558	3,236
MCG Capital Corp. (Investment Companies)	744	3,482
McGrath Rentcorp (Commercial Services)	186	5,922
McMoRan Exploration Co.* (Oil & Gas)	496	5,818
MDC Partners, Inc. - Class A (Advertising)	124	1,622
Meadowbrook Insurance Group, Inc. (Insurance)	837	8,345
Measurement Specialties, Inc.* (Electronics)	93	3,023
MedAssets, Inc.* (Software)	248	2,619
Medical Properties Trust, Inc. (REIT)	620	6,646
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	248	8,206
Medidata Solutions, Inc.* (Software)	93	1,944
Medifast, Inc.* (Commercial Services)	62	1,022
Medivation, Inc.* (Pharmaceuticals)	155	8,589
Mentor Graphics Corp.* (Computers)	403	5,590
Mercury Computer Systems, Inc.* (Computers)	186	2,491
Meredith Corp. (Media)	155	4,881
Meridian Bioscience, Inc. (Healthcare - Products)	217	3,784
Merit Medical Systems, Inc.* (Healthcare - Products)	155	2,187
Meritage Homes Corp.* (Home Builders)	186	4,501
Meritor, Inc.* (Auto Parts & Equipment)	465	2,920
Methode Electronics, Inc. (Electronics)	310	3,078
MFA Financial, Inc. (REIT)	1,674	12,287
MGE Energy, Inc. (Electric)	248	11,125
MGIC Investment Corp.* (Insurance)	868	3,290
Micrel, Inc. (Semiconductors)	217	2,509
Micromet, Inc.* (Biotechnology)	527	5,760
Microsemi Corp.* (Semiconductors)	403	7,971
MicroStrategy, Inc. - Class A* (Software)	31	3,569
Mid-America Apartment Communities, Inc. (REIT)	155	9,908
Mine Safety Appliances Co. (Environmental Control)	124	4,233
Minerals Technologies, Inc. (Chemicals)	93	5,901
MIPS Technologies, Inc.* (Semiconductors)	248	1,456
MKS Instruments, Inc. (Semiconductors)	248	7,477
MModal, Inc.* (Software)	155	1,621
Mobile Mini, Inc.* (Storage/Warehousing)	186	3,869
Modine Manufacturing Co.* (Auto Parts & Equipment)	279	3,052
Molina Healthcare, Inc.* (Healthcare - Services)	186	5,693
Momenta Pharmaceuticals, Inc.* (Biotechnology)	279	4,378
Monolithic Power Systems, Inc.* (Semiconductors)	155	2,540
Monotype Imaging Holdings, Inc.* (Software)	186	2,903
Monro Muffler Brake, Inc. (Commercial Services)	155	6,501
Montpelier Re Holdings, Ltd. (Insurance)	310	5,385
Moog, Inc. - Class A* (Aerospace/Defense)	217	9,249
Motricity, Inc.* (Telecommunications)	186	144
Move, Inc.* (Internet)	155	1,118
MTS Systems Corp. (Computers)	93	4,268
Mueller Industries, Inc. (Metal Fabricate/Hardware)	186	8,223
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	992	2,718
MVC Capital, Inc. (Investment Companies)	186	2,332
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	62	4,868
Myers Industries, Inc. (Miscellaneous Manufacturing)	217	2,888
MYR Group, Inc.* (Engineering & Construction)	124	2,478
NACCO Industries, Inc. - Class A (Machinery - Diversified)	31	3,168
Nanometrics, Inc.* (Semiconductors)	124	2,511
Nash Finch Co. (Food)	62	1,811
National CineMedia, Inc. (Entertainment)	248	3,378
National Financial Partners* (Diversified Financial Services)	217	3,342
National Health Investors, Inc. (REIT)	155	7,504
National Healthcare Corp. (Healthcare - Services)	93	4,123
National Penn Bancshares, Inc. (Banks)	589	5,118
National Presto Industries, Inc. (Aerospace/Defense)	31	3,029
National Retail Properties, Inc. (REIT)	310	8,373
National Western Life Insurance Co. - Class A (Insurance)	31	4,478
Natus Medical, Inc.* (Healthcare - Products)	155	1,753
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	403	1,088
Navigant Consulting Co.* (Commercial Services)	248	3,177
NBT Bancorp, Inc. (Banks)	527	11,857
Neenah Paper, Inc. (Forest Products & Paper)	93	2,211
Nektar Therapeutics* (Pharmaceuticals)	558	3,488

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Nelnet, Inc. - Class A (Diversified Financial Services)	155	$3,821
Neogen Corp.* (Pharmaceuticals)	155	5,048
NETGEAR, Inc.* (Telecommunications)	155	6,172
Netlogic Microsystems, Inc.* (Semiconductors)	310	15,438
NetScout Systems, Inc.* (Computers)	217	4,483
NetSuite, Inc.* (Software)	124	5,193
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	248	2,306
Neutral Tandem, Inc.* (Telecommunications)	186	2,286
New Jersey Resources Corp. (Gas)	217	10,355
Newcastle Investment Corp. (REIT)	403	2,160
NewMarket Corp. (Chemicals)	31	6,702
Newpark Resources, Inc.* (Oil & Gas Services)	403	3,280
Newport Corp.* (Electronics)	217	4,008
NIC, Inc. (Internet)	341	4,266
Noranda Aluminum Holding Corp. (Mining)	155	1,626
Nordic American Tankers, Ltd. (Transportation)	217	3,008
Northern Oil and Gas, Inc.* (Oil & Gas)	279	6,975
NorthStar Realty Finance Corp. (REIT)	713	3,551
Northwest Bancshares, Inc. (Savings & Loans)	775	9,548
Northwest Natural Gas Co. (Gas)	124	5,896
NorthWestern Corp. (Electric)	186	6,536
NPS Pharmaceuticals, Inc.* (Biotechnology)	434	3,333
NTELOS Holdings Corp. (Telecommunications)	124	2,831
Nu Skin Enterprises, Inc. (Retail)	217	10,839
Nutrisystem, Inc. (Internet)	155	1,845
NuVasive, Inc.* (Healthcare - Products)	186	2,883
NxStage Medical, Inc.* (Healthcare - Products)	217	3,893
Oasis Petroleum, Inc.* (Oil & Gas)	248	8,368
Oclaro, Inc.* (Telecommunications)	217	898
Ocwen Financial Corp.* (Diversified Financial Services)	341	4,907
OCZ Technology Group, Inc.* (Computers)	248	2,091
Office Depot, Inc.* (Retail)	1,178	3,216
OfficeMax, Inc.* (Retail)	372	2,057
Old Dominion Freight Line, Inc.* (Transportation)	217	9,249
Old National Bancorp (Banks)	372	4,378
Olin Corp. (Chemicals)	341	7,570
OM Group, Inc.* (Chemicals)	155	4,205
OMEGA Healthcare Investors, Inc. (REIT)	434	9,045
Omnicell, Inc.* (Software)	155	2,399
OmniVision Technologies, Inc.* (Semiconductors)	248	3,301
Omnova Solutions, Inc.* (Chemicals)	217	1,076
On Assignment, Inc.* (Commercial Services)	186	2,085
Oncothyreon, Inc.* (Biotechnology)	186	1,267
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	279	11,422
OpenTable, Inc.* (Internet)	93	4,480
Opko Health, Inc.* (Pharmaceuticals)	1,116	5,870
Oplink Communications, Inc.* (Telecommunications)	124	2,323
OPNET Technologies, Inc. (Software)	62	2,198
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	217	2,814
OraSure Technologies, Inc.* (Healthcare - Products)	279	3,105
Orbital Sciences Corp.* (Aerospace/Defense)	372	5,390
Orient-Express Hotels, Ltd. - Class A* (Lodging)	527	4,458
Oriental Financial Group, Inc. (Banks)	372	4,256
Oritani Financial Corp. (Savings & Loans)	465	6,031
Ormat Technologies, Inc. (Electric)	93	1,511
Orthofix International N.V.* (Healthcare - Products)	93	3,734
OSI Systems, Inc.* (Electronics)	93	4,997
Otter Tail Corp. (Electric)	248	5,478
Overseas Shipholding Group, Inc. (Transportation)	124	1,576
Owens & Minor, Inc. (Distribution/Wholesale)	341	10,370
Oxford Industries, Inc. (Apparel)	62	3,158
OYO Geospace Corp.* (Oil & Gas Services)	31	2,728
P.F. Chang’s China Bistro, Inc. (Retail)	93	3,028
Pacific Biosciences of California, Inc.* (Biotechnology)	186	833
PacWest Bancorp (Banks)	124	2,637
Papa John’s International, Inc.* (Retail)	93	3,603
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	124	4,478
Parametric Technology Corp.* (Software)	527	13,265
Paramount Gold and Silver Corp.* (Mining)	589	1,520
PAREXEL International Corp.* (Commercial Services)	279	6,724
Park Electrochemical Corp. (Electronics)	186	5,649
Park National Corp. (Banks)	93	6,438
Parker Drilling Co.* (Oil & Gas)	558	3,627
Parkway Properties, Inc. (REIT)	124	1,199
Patriot Coal Corp.* (Coal)	465	3,534
PDL BioPharma, Inc. (Biotechnology)	775	4,952
Pebblebrook Hotel Trust (REIT)	279	6,188
Peet’s Coffee & Tea, Inc.* (Beverages)	62	3,771
Pegasystems, Inc. (Software)	93	2,637
Pendrell Corp.* (Commercial Services)	806	2,152
Penn Virginia Corp. (Oil & Gas)	248	1,148
PennantPark Investment Corp. (Investment Companies)	341	3,516

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Pennsylvania REIT (REIT)	279	$3,426
PennyMac Mortgage Investment Trust (REIT)	248	4,392
Penske Automotive Group, Inc. (Retail)	186	4,163
Perry Ellis International, Inc.* (Apparel)	93	1,445
Petroleum Development* (Oil & Gas)	124	3,860
PetroQuest Energy, Inc.* (Oil & Gas)	310	1,990
Pharmacyclics, Inc.* (Pharmaceuticals)	217	3,988
PharMerica Corp.* (Pharmaceuticals)	155	1,945
PHH Corp.* (Commercial Services)	279	3,234
Photronics, Inc.* (Semiconductors)	248	1,701
PICO Holdings, Inc.* (Water)	124	2,737
Piedmont Natural Gas Co., Inc. (Gas)	310	10,205
Pier 1 Imports, Inc.* (Retail)	496	7,713
Pinnacle Entertainment, Inc.* (Entertainment)	279	2,706
Pinnacle Financial Partners, Inc.* (Banks)	155	2,610
Pioneer Drilling Co.* (Oil & Gas)	248	2,212
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	124	2,759
Plantronics, Inc. (Telecommunications)	248	9,236
Platinum Underwriters Holdings, Ltd. (Insurance)	155	5,309
Plexus Corp.* (Electronics)	155	5,619
PMFG, Inc.* (Miscellaneous Manufacturing)	124	2,730
PNM Resources, Inc. (Electric)	403	7,177
PolyOne Corp. (Chemicals)	403	5,811
Pool Corp. (Distribution/Wholesale)	248	8,439
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	93	6,040
Portland General Electric Co. (Electric)	248	6,185
Post Properties, Inc. (REIT)	217	9,698
Potlatch Corp. (REIT)	186	5,677
Powell Industries, Inc.* (Electrical Components & Equipment)	62	2,146
Power Integrations, Inc. (Semiconductors)	124	4,463
Power-One, Inc.* (Electrical Components & Equipment)	341	1,480
Powerwave Technologies, Inc.* (Telecommunications)	186	320
Premiere Global Services, Inc.* (Telecommunications)	372	3,274
Prestige Brands Holdings, Inc.* (Household Products/Wares)	248	3,184
PriceSmart, Inc. (Retail)	93	6,198
Primerica, Inc. (Insurance)	186	4,557
Primoris Services Corp. (Holding Companies - Diversified)	155	2,466
PrivateBancorp, Inc. (Banks)	248	3,507
ProAssurance Corp. (Insurance)	155	12,653
Progress Software Corp.* (Software)	310	7,232
PROS Holdings, Inc.* (Software)	124	2,011
Prospect Capital Corp. (Investment Companies)	465	4,799
Prosperity Bancshares, Inc. (Banks)	186	7,721
Provident Financial Services, Inc. (Savings & Loans)	403	5,578
Provident New York Bancorp (Savings & Loans)	434	3,585
PS Business Parks, Inc. (REIT)	62	3,853
PSS World Medical, Inc.* (Healthcare - Products)	217	5,267
QLIK Technologies, Inc.* (Software)	310	8,742
Quad Graphics, Inc. (Commercial Services)	93	1,093
Quaker Chemical Corp. (Chemicals)	93	4,120
Quality Systems, Inc. (Software)	186	7,544
Quanex Building Products Corp. (Building Materials)	217	3,565
Quantum Corp.* (Computers)	1,085	2,734
Quest Software, Inc.* (Software)	279	5,678
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	248	8,787
Quidel Corp.* (Healthcare - Products)	155	2,217
Quiksilver, Inc.* (Apparel)	682	3,042
QuinStreet, Inc.* (Internet)	124	1,193
Radian Group, Inc. (Insurance)	651	1,790
Rambus, Inc.* (Semiconductors)	434	3,164
Ramco-Gershenson Properties Trust (REIT)	62	717
Raven Industries, Inc. (Miscellaneous Manufacturing)	93	6,035
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	124	5,615
RealD, Inc.* (Computers)	155	1,359
RealPage, Inc.* (Software)	155	3,987
Red Robin Gourmet Burgers, Inc.* (Retail)	62	1,904
Redwood Trust, Inc. (REIT)	403	4,735
Regis Corp. (Retail)	279	4,782
Renasant Corp. (Banks)	217	3,424
Rent-A-Center, Inc. (Commercial Services)	279	9,436
Resolute Energy Corp.* (Oil & Gas)	248	2,790
Resource Capital Corp. (REIT)	1,023	5,985
Resources Connection, Inc. (Commercial Services)	248	3,080
Retail Opportunity Investments Corp. (REIT)	217	2,574
Rex Energy Corp.* (Oil & Gas)	186	1,760
RF Micro Devices, Inc.* (Telecommunications)	1,209	6,033
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	372	3,634
Rite Aid Corp.* (Retail)	2,542	3,533
RLI Corp. (Insurance)	124	8,844
RLJ Lodging Trust (REIT)	124	2,212
Robbins & Myers, Inc. (Machinery - Diversified)	186	9,032
Rofin-Sinar Technologies, Inc.* (Electronics)	124	3,518
Rogers Corp.* (Electronics)	62	2,383
Rollins, Inc. (Commercial Services)	403	8,620
Rosetta Resources, Inc.* (Oil & Gas)	248	11,902
RSC Holdings, Inc.* (Commercial Services)	372	7,883
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	124	3,121
Ruby Tuesday, Inc.* (Retail)	310	2,328

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Ruddick Corp. (Food)	217	$8,754
Rudolph Technologies, Inc.* (Semiconductors)	155	1,586
Rue21, Inc.* (Retail)	62	1,501
Rush Enterprises, Inc.* (Retail)	217	4,993
S&T Bancorp, Inc. (Banks)	248	5,384
S1 Corp.* (Internet)	403	3,933
Sabra Health Care REIT, Inc. (REIT)	217	3,086
Safeguard Scientifics, Inc.* (Internet)	155	2,465
Safety Insurance Group, Inc. (Insurance)	93	3,898
Saks, Inc.* (Retail)	527	5,259
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	248	11,954
Sanderson Farms, Inc. (Food)	93	4,737
Sandy Spring Bancorp, Inc. (Banks)	124	2,264
Sangamo BioSciences, Inc.* (Biotechnology)	310	1,070
Sanmina-SCI Corp.* (Electronics)	341	3,744
Sapient Corp. (Internet)	465	5,999
Sauer-Danfoss, Inc.* (Machinery - Diversified)	62	3,125
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	341	863
ScanSource, Inc.* (Distribution/Wholesale)	124	4,659
SCBT Financial Corp. (Banks)	93	2,876
Scholastic Corp. (Media)	186	5,489
Schulman (A.), Inc. (Chemicals)	155	3,798
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	93	6,466
Scientific Games Corp. - Class A* (Entertainment)	310	3,469
Seattle Genetics, Inc.* (Biotechnology)	465	8,802
Select Comfort Corp.* (Home Furnishings)	248	6,220
Select Medical Holdings Corp.* (Healthcare - Services)	248	2,056
Selective Insurance Group, Inc. (Insurance)	310	5,574
SemGroup Corp. - Class A* (Pipelines)	186	4,923
Semtech Corp.* (Semiconductors)	279	7,951
Sensient Technologies Corp. (Chemicals)	248	9,826
Sequenom, Inc.* (Biotechnology)	496	2,138
Shenandoah Telecommunications Co. (Telecommunications)	186	1,836
Ship Finance International, Ltd. (Transportation)	217	2,437
ShoreTel, Inc.* (Telecommunications)	217	1,421
Shuffle Master, Inc.* (Entertainment)	341	4,365
Shutterfly, Inc.* (Internet)	124	2,941
SIGA Technologies, Inc.* (Pharmaceuticals)	155	513
Signature Bank* (Banks)	155	9,013
Silicon Graphics International Corp.* (Computers)	155	2,114
Silicon Image, Inc.* (Semiconductors)	372	1,808
Simmons First National Corp. - Class A (Banks)	186	5,124
Simpson Manufacturing Co., Inc. (Building Materials)	217	7,026
Sinclair Broadcast Group, Inc. - Class A (Media)	217	2,665
Six Flags Entertainment Corp. (Entertainment)	93	4,076
SJW Corp. (Water)	124	2,938
Skechers U.S.A., Inc. - Class A* (Apparel)	186	2,262
SkyWest, Inc. (Airlines)	279	3,571
Smart Balance, Inc.* (Food)	310	1,643
Smith Corp. (Miscellaneous Manufacturing)	186	7,901
Snyders-Lance, Inc. (Food)	217	4,989
Solar Capital, Ltd. (Investment Companies)	217	4,958
Solarwinds, Inc.* (Software)	248	7,839
Sonic Automotive, Inc. (Retail)	186	2,900
Sonic Corp.* (Retail)	279	1,911
SonoSite, Inc.* (Healthcare - Products)	93	5,014
Sonus Networks, Inc.* (Telecommunications)	992	2,559
Sotheby’s - Class A (Commercial Services)	279	9,355
Sourcefire, Inc.* (Internet)	124	3,846
South Jersey Industries, Inc. (Gas)	155	8,506
Southside Bancshares, Inc. (Banks)	124	2,654
Southwest Gas Corp. (Gas)	186	7,775
Sovran Self Storage, Inc. (REIT)	124	5,768
Spansion, Inc. - Class A* (Computers)	248	2,487
Spartan Stores, Inc. (Food)	155	2,905
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	62	1,795
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	248	3,489
SS&C Technologies Holdings, Inc.* (Software)	155	2,909
Stage Stores, Inc. (Retail)	186	2,861
Standard Microsystems Corp.* (Semiconductors)	155	3,993
Standard Pacific Corp.* (Home Builders)	775	2,821
Standex International Corp. (Miscellaneous Manufacturing)	62	2,486
Star Scientific, Inc.* (Agriculture)	527	1,592
Starwood Property Trust, Inc. (REIT)	403	7,939
State Bank Finacial Corp.* (Banks)	186	2,974
STEC, Inc.* (Computers)	186	1,760
Steelcase, Inc. - Class A (Office Furnishings)	403	3,510
Steiner Leisure, Ltd.* (Commercial Services)	93	4,592
Stepan Co. (Chemicals)	62	5,328
STERIS Corp. (Healthcare - Products)	279	8,392
Sterling Financial Corp.* (Banks)	186	3,415
Steven Madden, Ltd.* (Apparel)	155	6,377
Stewart Enterprises, Inc. - Class A (Commercial Services)	496	3,050
Stifel Financial Corp.* (Diversified Financial Services)	217	7,825
Stillwater Mining Co.* (Mining)	465	5,989
Stone Energy Corp.* (Oil & Gas)	248	6,956

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Stoneridge, Inc.* (Electronics)	186	$1,743
STR Holdings, Inc.* (Miscellaneous Manufacturing)	124	1,326
Stratasys, Inc.* (Computers)	93	3,418
Strategic Hotels & Resorts, Inc.* (REIT)	868	5,390
Strayer Education, Inc. (Commercial Services)	62	6,746
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	124	4,917
SuccessFactors, Inc.* (Commercial Services)	341	13,572
Sun Communities, Inc. (REIT)	93	3,730
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	93	2,612
Sunrise Assisted Living, Inc.* (Healthcare - Services)	279	1,984
Sunstone Hotel Investors, Inc.* (REIT)	496	4,608
Super Micro Computer, Inc.* (Computers)	155	2,616
Superior Industries International, Inc. (Auto Parts & Equipment)	124	2,253
Susquehanna Bancshares, Inc. (Banks)	496	4,533
SVB Financial Group* (Banks)	186	10,795
Swift Energy Co.* (Oil & Gas)	186	6,166
Swift Transportation Co.* (Transportation)	372	4,289
Swisher Hygiene, Inc.* (Commercial Services)	372	1,306
Sycamore Networks, Inc.* (Telecommunications)	124	2,408
Sykes Enterprises, Inc.* (Computers)	217	3,804
Symetra Financial Corp. (Insurance)	372	3,430
Symmetry Medical, Inc.* (Healthcare - Products)	279	2,095
Synaptics, Inc.* (Computers)	155	5,938
Synchronoss Technologies, Inc.* (Software)	124	4,144
SYNNEX Corp.* (Software)	186	6,729
Syntel, Inc. (Computers)	62	2,909
Take-Two Interactive Software, Inc.* (Software)	341	5,320
TAL International Group, Inc. (Trucking & Leasing)	124	4,130
Taleo Corp. - Class A* (Software)	155	5,582
Tanger Factory Outlet Centers, Inc. (REIT)	341	10,059
Targa Resources Corp. (Oil & Gas Services)	93	3,854
Targacept, Inc.* (Pharmaceuticals)	155	942
Team Health Holdings, Inc.* (Commercial Services)	124	2,554
Team, Inc.* (Commercial Services)	124	3,620
Teekay Tankers, Ltd. - Class A (Transportation)	217	974
Tejon Ranch Co.* (Agriculture)	93	2,651
Teledyne Technologies, Inc.* (Aerospace/Defense)	155	8,798
TeleTech Holdings, Inc.* (Commercial Services)	124	2,103
Tennant Co. (Machinery - Diversified)	93	3,579
Tenneco, Inc.* (Auto Parts & Equipment)	279	8,956
Tesco Corp.* (Oil & Gas Services)	155	2,151
Tessera Technologies, Inc.* (Semiconductors)	310	6,138
Tetra Tech, Inc.* (Environmental Control)	310	7,170
TETRA Technologies, Inc.* (Oil & Gas Services)	434	4,054
Texas Capital Bancshares, Inc.* (Banks)	186	5,900
Texas Industries, Inc. (Building Materials)	124	3,876
Texas Roadhouse, Inc. (Retail)	248	3,760
Textainer Group Holdings, Ltd. (Trucking & Leasing)	93	2,938
The Andersons, Inc. (Agriculture)	93	3,771
The Brink’s Co. (Miscellaneous Manufacturing)	217	6,117
The Buckle, Inc. (Retail)	124	5,410
The Cato Corp. - Class A (Retail)	124	3,324
The Cheesecake Factory, Inc.* (Retail)	248	7,336
The Children’s Place Retail Stores, Inc.* (Retail)	93	4,640
The Corporate Executive Board Co. (Commercial Services)	155	6,096
The Ensign Group, Inc. (Healthcare - Services)	93	2,465
The Finish Line, Inc. - Class A (Retail)	217	4,590
The Fresh Market, Inc.* (Food)	124	5,339
The Geo Group, Inc.* (Commercial Services)	310	5,450
The Gorman-Rupp Co. (Machinery - Diversified)	93	2,918
The Greenbrier Cos., Inc.* (Trucking & Leasing)	93	2,069
The Hain Celestial Group, Inc.* (Food)	155	5,981
The Jones Group, Inc. (Apparel)	372	3,396
The Medicines Co.* (Biotechnology)	248	4,990
The Men’s Wearhouse, Inc. (Retail)	217	7,484
The Middleby Corp.* (Machinery - Diversified)	93	8,942
The Navigators Group, Inc.* (Insurance)	62	2,962
The New York Times Co. - Class A* (Media)	589	4,388
The Pantry, Inc.* (Retail)	93	1,120
The Pep Boys - Manny, Moe & Jack (Retail)	248	3,720
The Ryland Group, Inc. (Home Builders)	248	4,514
The Ultimate Software Group, Inc.* (Software)	124	8,270
The Warnaco Group, Inc.* (Apparel)	186	10,834
The Wet Seal, Inc. - Class A* (Retail)	434	1,519
Theravance, Inc.* (Pharmaceuticals)	341	6,049
Thompson Creek Metals Co., Inc.* (Mining)	775	6,533
Titan International, Inc. (Auto Parts & Equipment)	186	4,490

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Titan Machinery, Inc.* (Distribution/Wholesale)	62	$1,534
TiVo, Inc.* (Home Furnishings)	558	5,792
TNS, Inc.* (Commercial Services)	186	3,430
Tompkins Financial Corp. (Banks)	124	5,015
Tootsie Roll Industries, Inc. (Food)	186	4,509
Tower Group, Inc. (Insurance)	186	4,016
TowneBank (Banks)	279	3,683
TPC Group, Inc.* (Chemicals)	62	2,037
Travelzoo, Inc.* (Internet)	31	800
Tredegar Corp. (Miscellaneous Manufacturing)	155	3,822
TreeHouse Foods, Inc.* (Food)	155	8,764
Trex Co., Inc.* (Building Materials)	62	1,539
Triangle Capital Corp. (Investment Companies)	155	3,019
TriMas Corp.* (Miscellaneous Manufacturing)	124	2,687
Triple-S Management Corp. - Class B* (Healthcare - Services)	155	3,306
TriQuint Semiconductor, Inc.* (Semiconductors)	806	4,828
Triumph Group, Inc. (Aerospace/Defense)	186	11,638
True Religion Apparel, Inc.* (Apparel)	124	4,494
TrueBlue, Inc.* (Commercial Services)	186	3,071
TrustCo Bank Corp. NY (Banks)	775	4,332
Trustmark Corp. (Banks)	248	5,845
TTM Technologies, Inc.* (Electronics)	248	3,043
Tutor Perini Corp.* (Engineering & Construction)	155	2,354
Twin Disc, Inc. (Machinery - Diversified)	62	1,918
Two Harbors Investment Corp. (REIT)	434	4,310
Tyler Technologies, Inc.* (Software)	155	5,445
UIL Holdings Corp. (Electric)	217	7,504
Ultratech Stepper, Inc.* (Semiconductors)	124	3,627
UMB Financial Corp. (Banks)	124	4,784
Umpqua Holdings Corp. (Banks)	527	6,414
UniFirst Corp. (Textiles)	93	5,615
Unisource Energy Corp. (Electric)	186	6,930
Unisys Corp.* (Computers)	186	3,900
United Bankshares, Inc. (Banks)	248	6,922
United Fire & Casualty Co. (Insurance)	155	3,043
United Natural Foods, Inc.* (Food)	217	9,559
United Online, Inc. (Internet)	496	2,817
United Rentals, Inc.* (Commercial Services)	279	10,669
United Stationers, Inc. (Distribution/Wholesale)	186	6,013
Universal American Corp. (Insurance)	155	1,703
Universal Corp. (Agriculture)	124	5,565
Universal Display Corp.* (Electrical Components & Equipment)	186	7,832
Universal Electronics, Inc.* (Home Furnishings)	93	1,721
Universal Forest Products, Inc. (Building Materials)	93	2,955
Universal Health Realty Income Trust (REIT)	62	2,479
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	31	1,232
Universal Technical Institute, Inc.* (Commercial Services)	124	1,730
Urstadt Biddle Properties - Class A (REIT)	124	2,425
US Airways Group, Inc.* (Airlines)	775	6,541
US Ecology, Inc. (Environmental Control)	155	2,902
USA Mobility, Inc. (Telecommunications)	155	2,193
USEC, Inc.* (Mining)	651	1,243
USG Corp.* (Building Materials)	372	4,776
Vail Resorts, Inc. (Entertainment)	186	8,111
Valassis Communications, Inc.* (Commercial Services)	217	4,937
ValueClick, Inc.* (Internet)	341	5,947
ValueVision Media, Inc. - Class A* (Advertising)	248	392
Vantage Drilling Co.* (Oil & Gas)	992	1,230
VASCO Data Security International, Inc.* (Internet)	155	1,307
Vector Group, Ltd. (Agriculture)	341	5,937
Veeco Instruments, Inc.* (Semiconductors)	186	4,540
Venoco, Inc.* (Oil & Gas)	124	1,316
Vera Bradley, Inc.* (Retail)	93	3,331
Verint Systems, Inc.* (Software)	124	3,510
Viad Corp. (Commercial Services)	124	2,509
ViaSat, Inc.* (Telecommunications)	186	8,842
Vicor Corp. (Electrical Components & Equipment)	155	1,384
ViewPoint Financial Group (Savings & Loans)	279	3,792
VirnetX Holding Corp.* (Internet)	186	4,319
ViroPharma, Inc.* (Pharmaceuticals)	372	11,082
Virtus Investment Partners, Inc.* (Diversified Financial Services)	31	2,460
Vitamin Shoppe, Inc.* (Retail)	124	5,300
VIVUS, Inc.* (Pharmaceuticals)	465	5,547
Vocus, Inc.* (Internet)	93	2,136
Volcano Corp.* (Healthcare - Products)	217	6,087
Volterra Semiconductor Corp.* (Semiconductors)	155	4,676
Vonage Holdings Corp.* (Telecommunications)	806	2,039
W&T Offshore, Inc. (Oil & Gas)	186	4,019
Wabash National Corp.* (Auto Manufacturers)	465	4,125
Walter Investment Management Corp. (REIT)	124	2,321
Washington REIT (REIT)	279	8,314
Washington Trust Bancorp, Inc. (Banks)	124	3,062
Watsco, Inc. (Distribution/Wholesale)	155	10,690
Watts Water Technologies, Inc. - Class A (Electronics)	124	4,780
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	279	2,411

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
WD-40 Co. (Household Products/Wares)	93	$4,068
Web.com Group, Inc.* (Internet)	155	1,984
Websense, Inc.* (Internet)	186	3,515
Webster Financial Corp. (Banks)	279	5,915
Weis Markets, Inc. (Food)	93	3,931
WellCare Health Plans, Inc.* (Healthcare - Services)	186	11,115
Werner Enterprises, Inc. (Transportation)	248	6,480
WesBanco, Inc. (Banks)	279	5,569
West Coast Bancorp* (Banks)	124	1,982
West Pharmaceutical Services, Inc. (Healthcare - Products)	248	10,039
Westamerica Bancorp (Banks)	155	7,200
Western Alliance Bancorp* (Banks)	372	2,972
Western Refining, Inc.* (Oil & Gas)	248	4,099
WGL Holdings, Inc. (Gas)	217	9,255
Winn-Dixie Stores, Inc.* (Food)	279	2,637
Winthrop Realty Trust (REIT)	217	2,593
Wintrust Financial Corp. (Banks)	155	4,751
Wolverine World Wide, Inc. (Apparel)	217	8,483
Woodward, Inc. (Electronics)	279	11,712
World Acceptance Corp.* (Diversified Financial Services)	62	3,951
World Fuel Services Corp. (Retail)	341	15,449
Worthington Industries, Inc. (Metal Fabricate/Hardware)	310	5,707
Wright Express Corp.* (Commercial Services)	186	10,204
Wright Medical Group, Inc.* (Healthcare - Products)	186	3,153
Xyratex, Ltd. (Computers)	217	3,446
Zep, Inc. (Chemicals)	124	2,031
ZIOPHARM Oncology, Inc.* (Biotechnology)	341	1,811
Zoll Medical Corp.* (Healthcare - Products)	93	6,378
Zumiez, Inc.* (Retail)	93	2,656
TOTAL COMMON STOCKS (Cost $3,830,066)		5,192,356

Repurchase Agreements(a)(b) (69.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $16,015,057	$16,015,000	$16,015,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,015,000)		16,015,000
TOTAL INVESTMENT SECURITIES (Cost $19,845,066) — 92.6%		21,207,356
Net other assets (liabilities) — 7.4%		1,706,488
NET ASSETS — 100.0%		$22,913,844

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $1,759,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $2,607,330)	33	$140,210

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$3,857,510	$(29,173)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	11,163,683	(58,890)
		$(88,063)

Small-Cap ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$4,407	NM
Aerospace/Defense	76,093	0.3%
Agriculture	19,516	0.1%
Airlines	32,306	0.1%
Apparel	73,977	0.3%
Auto Manufacturers	4,125	NM
Auto Parts & Equipment	53,261	0.2%
Banks	325,264	1.4%
Beverages	10,033	NM
Biotechnology	111,179	0.5%
Building Materials	52,088	0.2%
Chemicals	100,947	0.4%
Coal	10,774	NM
Commercial Services	357,830	1.6%
Computers	112,947	0.5%
Cosmetics/Personal Care	4,898	NM
Distribution/Wholesale	58,049	0.3%
Diversified Financial Services	82,517	0.4%
Electric	116,066	0.5%
Electrical Components & Equipment	53,873	0.2%
Electronics	123,906	0.5%
Energy - Alternate Sources	5,008	NM
Engineering & Construction	38,634	0.2%
Entertainment	46,860	0.2%
Environmental Control	42,468	0.2%
Food	95,179	0.4%
Forest Products & Paper	42,491	0.2%
Gas	63,699	0.3%
Hand/Machine Tools	4,656	NM
Healthcare - Products	181,308	0.8%
Healthcare - Services	87,812	0.4%
Holding Companies – Diversified	5,943	NM

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2012
(unaudited)

	Value	% of Net Assets
Home Builders	19,717	0.1%
Home Furnishings	22,971	0.1%
Household Products/Wares	25,141	0.1%
Insurance	167,796	0.7%
Internet	118,890	0.5%
Investment Companies	41,513	0.2%
Iron/Steel	1,232	NM
Leisure Time	22,768	0.1%
Lodging	15,426	0.1%
Machinery - Construction & Mining	5,242	NM
Machinery - Diversified	85,823	0.4%
Media	36,593	0.2%
Metal Fabricate/Hardware	39,402	0.2%
Mining	69,858	0.3%
Miscellaneous Manufacturing	123,849	0.5%
Office Furnishings	20,982	0.1%
Oil & Gas	180,178	0.8%
Oil & Gas Services	88,382	0.4%
Packaging & Containers	4,038	NM
Pharmaceuticals	158,948	0.9%
Pipelines	7,649	NM
Private Equity	3,250	NM
REIT	447,594	2.1%
Real Estate	5,148	NM
Retail	323,354	1.4%
Savings & Loans	50,252	0.2%
Semiconductors	178,404	0.8%
Software	223,287	1.0%
Storage/Warehousing	3,869	NM
Telecommunications	160,890	0.7%
Textiles	9,690	NM
Toys/Games/Hobbies	2,368	NM
Transportation	97,375	0.4%
Trucking & Leasing	16,506	0.1%
Water	15,857	0.1%
Other**	17,721,488	77.3%
Total	$22,913,844	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2012
(unaudited)

Common Stocks (30.3%)

	Shares	Value
3M Co.^ (Miscellaneous Manufacturing)	1,540	$133,533
Abbott Laboratories (Pharmaceuticals)	3,444	186,493
Abercrombie & Fitch Co. - Class A (Retail)	196	9,004
Accenture PLC - Class A (Computers)	1,428	81,881
ACE, Ltd. (Insurance)	756	52,618
Adobe Systems, Inc.* (Software)	1,092	33,797
Advanced Micro Devices, Inc.* (Semiconductors)	1,288	8,642
Aetna, Inc. (Healthcare - Services)	812	35,484
AFLAC, Inc. (Insurance)	1,036	49,966
Agilent Technologies, Inc.* (Electronics)	756	32,107
AGL Resources, Inc. (Gas)	252	10,461
Air Products & Chemicals, Inc. (Chemicals)	476	41,902
Airgas, Inc. (Chemicals)	140	11,050
Akamai Technologies, Inc.* (Internet)	392	12,642
Alcoa, Inc. (Mining)	2,352	23,896
Allegheny Technologies, Inc. (Iron/Steel)	224	10,167
Allergan, Inc. (Pharmaceuticals)	672	59,076
Allstate Corp. (Insurance)	1,120	32,312
Alpha Natural Resources, Inc.* (Coal)	476	9,577
Altera Corp. (Semiconductors)	700	27,853
Altria Group, Inc. (Agriculture)	4,564	129,618
Amazon.com, Inc.* (Internet)	812	157,885
Ameren Corp. (Electric)	532	16,832
American Electric Power, Inc. (Electric)	1,064	42,092
American Express Co. (Diversified Financial Services)	2,240	112,314
American International Group, Inc.* (Insurance)	980	24,608
American Tower Corp. (REIT)	868	55,127
Ameriprise Financial, Inc. (Diversified Financial Services)	504	26,989
AmerisourceBergen Corp. (Pharmaceuticals)	560	21,823
Amgen, Inc. (Biotechnology)	1,764	119,793
Amphenol Corp. - Class A (Electronics)	364	19,813
Anadarko Petroleum Corp. (Oil & Gas)	1,092	88,146
Analog Devices, Inc. (Semiconductors)	672	26,295
Aon Corp. (Insurance)	728	35,257
Apache Corp. (Oil & Gas)	840	83,059
Apartment Investment and Management Co. - Class A (REIT)	280	6,877
Apollo Group, Inc. - Class A* (Commercial Services)	252	13,207
Apple Computer, Inc.* (Computers)	2,072	945,827
Applied Materials, Inc. (Semiconductors)	2,884	35,416
Archer-Daniels-Midland Co. (Agriculture)	1,484	42,487
Assurant, Inc. (Insurance)	196	7,762
AT&T, Inc. (Telecommunications)	13,132	386,212
Autodesk, Inc.* (Software)	504	18,144
Automatic Data Processing, Inc. (Commercial Services)	1,092	59,820
AutoNation, Inc.* (Retail)	112	4,005
AutoZone, Inc.* (Retail)	56	19,481
AvalonBay Communities, Inc. (REIT)	224	30,466
Avery Dennison Corp. (Household Products/Wares)	224	6,082
Avon Products, Inc. (Cosmetics/Personal Care)	952	16,917
Baker Hughes, Inc. (Oil & Gas Services)	980	48,147
Ball Corp. (Packaging & Containers)	364	14,291
Bank of America Corp. (Banks)	22,456	160,111
Bank of New York Mellon Corp. (Banks)	2,688	54,109
Bard (C.R.), Inc. (Healthcare - Products)	196	18,134
Baxter International, Inc. (Healthcare - Products)	1,260	69,905
BB&T Corp. (Banks)	1,540	41,873
Beam, Inc. (Beverages)	336	17,576
Becton, Dickinson & Co. (Healthcare - Products)	476	37,323
Bed Bath & Beyond, Inc.* (Retail)	532	32,292
Bemis Co., Inc. (Packaging & Containers)	224	7,011
Berkshire Hathaway, Inc. - Class B* (Insurance)	3,892	305,016
Best Buy Co., Inc. (Retail)	644	15,424
Big Lots, Inc.* (Retail)	140	5,529
Biogen Idec, Inc.* (Biotechnology)	532	62,733
BlackRock, Inc. (Diversified Financial Services)	224	40,768
BMC Software, Inc.* (Software)	364	13,191
Boeing Co. (Aerospace/Defense)	1,652	122,545
BorgWarner, Inc.* (Auto Parts & Equipment)	252	18,807
Boston Properties, Inc. (REIT)	336	34,961
Boston Scientific Corp.* (Healthcare - Products)	3,276	19,525
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,752	120,964
Broadcom Corp. - Class A (Semiconductors)	1,064	36,538
Brown-Forman Corp. (Beverages)	224	18,191
C.H. Robinson Worldwide, Inc. (Transportation)	364	25,058
CA, Inc. (Software)	812	20,933
Cablevision Systems Corp. NY - Class A (Media)	476	6,926
Cabot Oil & Gas Corp. (Oil & Gas)	448	14,291
Cameron International Corp.* (Oil & Gas Services)	532	28,302
Campbell Soup Co. (Food)	392	12,426
Capital One Financial Corp. (Banks)	1,008	46,116
Cardinal Health, Inc. (Pharmaceuticals)	756	32,531
CareFusion Corp.* (Healthcare - Products)	504	12,071
CarMax, Inc.* (Retail)	504	15,337
Carnival Corp. - Class A (Leisure Time)	1,008	30,442

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Caterpillar, Inc. (Machinery - Construction & Mining)	1,428	$155,823
CBRE Group, Inc. - Class A* (Real Estate)	728	14,050
CBS Corp. - Class B (Media)	1,456	41,467
Celgene Corp.* (Biotechnology)	980	71,246
CenterPoint Energy, Inc. (Gas)	952	17,583
CenturyLink, Inc. (Telecommunications)	1,372	50,805
Cerner Corp.* (Software)	336	20,459
CF Industries Holdings, Inc. (Chemicals)	140	24,833
Chesapeake Energy Corp. (Oil & Gas)	1,456	30,765
Chevron Corp. (Oil & Gas)	4,424	456,026
Chipotle Mexican Grill, Inc.* (Retail)	56	20,568
CIGNA Corp. (Healthcare - Services)	644	28,871
Cincinnati Financial Corp. (Insurance)	364	11,896
Cintas Corp. (Textiles)	252	9,337
Cisco Systems, Inc. (Telecommunications)	11,900	233,597
Citigroup, Inc. (Banks)	6,468	198,697
Citrix Systems, Inc.* (Software)	420	27,388
Cliffs Natural Resources, Inc. (Iron/Steel)	308	22,253
Clorox Co. (Household Products/Wares)	280	19,225
CME Group, Inc. (Diversified Financial Services)	140	33,531
CMS Energy Corp. (Electric)	560	12,225
Coach, Inc. (Apparel)	644	45,112
Coca-Cola Co. (Beverages)	5,040	340,351
Coca-Cola Enterprises, Inc. (Beverages)	700	18,753
Cognizant Technology Solutions Corp.* (Computers)	672	48,216
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,064	96,526
Comcast Corp. - Class A (Media)	6,048	160,816
Comerica, Inc. (Banks)	448	12,396
Computer Sciences Corp. (Computers)	336	8,679
ConAgra Foods, Inc. (Food)	924	24,643
ConocoPhillips (Oil & Gas)	2,940	200,537
CONSOL Energy, Inc. (Coal)	504	18,013
Consolidated Edison, Inc. (Electric)	644	37,970
Constellation Brands, Inc.* (Beverages)	392	8,193
Constellation Energy Group, Inc. (Electric)	448	16,321
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	364	21,520
Corning, Inc. (Telecommunications)	3,472	44,685
Costco Wholesale Corp. (Retail)	952	78,321
Coventry Health Care, Inc.* (Healthcare - Services)	308	9,262
Covidien PLC (Healthcare - Products)	1,064	54,796
CSX Corp. (Transportation)	2,324	52,406
Cummins, Inc. (Machinery - Diversified)	420	43,680
CVS Caremark Corp. (Retail)	2,884	120,407
D.R. Horton, Inc. (Home Builders)	616	8,575
Danaher Corp. (Miscellaneous Manufacturing)	1,260	66,163
Darden Restaurants, Inc. (Retail)	280	12,844
DaVita, Inc.* (Healthcare - Services)	196	16,035
Dean Foods Co.* (Food)	420	4,519
Deere & Co. (Machinery - Diversified)	924	79,603
Dell, Inc.* (Computers)	3,388	58,375
Denbury Resources, Inc.* (Oil & Gas)	868	16,370
DENTSPLY International, Inc. (Healthcare - Products)	308	11,624
Devon Energy Corp. (Oil & Gas)	896	57,174
DeVry, Inc. (Commercial Services)	140	5,286
Diamond Offshore Drilling, Inc. (Oil & Gas)	168	10,466
DIRECTV - Class A* (Media)	1,568	70,576
Discover Financial Services (Diversified Financial Services)	1,204	32,725
Discovery Communications, Inc. - Class A* (Media)	588	25,213
Dollar Tree, Inc.* (Retail)	252	21,372
Dominion Resources, Inc. (Electric)	1,260	63,050
Dover Corp. (Miscellaneous Manufacturing)	420	26,632
Dr. Pepper Snapple Group, Inc. (Beverages)	476	18,478
DTE Energy Co. (Electric)	364	19,368
Duke Energy Corp. (Electric)	2,940	62,651
Dun & Bradstreet Corp. (Software)	112	9,275
E*TRADE Financial Corp.* (Diversified Financial Services)	560	4,586
E.I. du Pont de Nemours & Co. (Chemicals)	2,044	104,019
Eastman Chemical Co. (Chemicals)	308	15,499
Eaton Corp. (Miscellaneous Manufacturing)	728	35,694
eBay, Inc.* (Internet)	2,548	80,517
Ecolab, Inc. (Chemicals)	672	40,616
Edison International (Electric)	728	29,877
Edwards Lifesciences Corp.* (Healthcare - Products)	252	20,833
El Paso Corp. (Pipelines)	1,708	45,894
Electronic Arts, Inc.* (Software)	728	13,519
Eli Lilly & Co. (Pharmaceuticals)	2,268	90,130
EMC Corp.* (Computers)	4,508	116,126
Emerson Electric Co. (Electrical Components & Equipment)	1,624	83,441
Entergy Corp. (Electric)	392	27,197
EOG Resources, Inc. (Oil & Gas)	588	62,410
EQT Corp. (Oil & Gas)	336	16,975
Equifax, Inc. (Commercial Services)	280	10,912
Equity Residential (REIT)	644	38,350
Exelon Corp. (Electric)	1,456	57,920
Expedia, Inc. (Internet)	196	6,345
Expeditors International of Washington, Inc. (Transportation)	476	21,253
Express Scripts, Inc.* (Pharmaceuticals)	1,092	55,867
Exxon Mobil Corp. (Oil & Gas)	10,612	888,649
F5 Networks, Inc.* (Internet)	168	20,116
Family Dollar Stores, Inc. (Retail)	252	14,062
Fastenal Co. (Distribution/Wholesale)	644	30,062
Federated Investors, Inc. - Class B (Diversified Financial Services)	196	3,348

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
FedEx Corp. (Transportation)	700	$64,043
Fidelity National Information Services, Inc. (Software)	532	15,194
Fifth Third Bancorp (Banks)	2,044	26,592
First Horizon National Corp. (Banks)	588	5,136
First Solar, Inc.* (Energy - Alternate Sources)	140	5,919
FirstEnergy Corp. (Electric)	924	39,011
Fiserv, Inc.* (Software)	308	19,370
FLIR Systems, Inc. (Electronics)	336	8,652
Flowserve Corp. (Machinery - Diversified)	112	12,339
Fluor Corp. (Engineering & Construction)	364	20,471
FMC Corp. (Chemicals)	168	15,570
FMC Technologies, Inc.* (Oil & Gas Services)	532	27,191
Ford Motor Co. (Auto Manufacturers)	8,428	104,676
Forest Laboratories, Inc.* (Pharmaceuticals)	588	18,687
Franklin Resources, Inc. (Diversified Financial Services)	336	35,650
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,100	97,041
Frontier Communications Corp. (Telecommunications)	2,212	9,467
GameStop Corp. - Class A* (Retail)	308	7,195
Gannett Co., Inc. (Media)	532	7,538
General Dynamics Corp. (Aerospace/Defense)	784	54,221
General Electric Co. (Miscellaneous Manufacturing)	23,380	437,440
General Mills, Inc. (Food)	1,428	56,877
Genuine Parts Co. (Distribution/Wholesale)	336	21,430
Genworth Financial, Inc. - Class A* (Insurance)	1,092	8,419
Gilead Sciences, Inc.* (Biotechnology)	1,652	80,684
Goodrich Corp. (Aerospace/Defense)	280	34,930
Google, Inc. - Class A* (Internet)	560	324,862
H & R Block, Inc. (Commercial Services)	644	10,536
Halliburton Co. (Oil & Gas Services)	2,044	75,178
Harley-Davidson, Inc. (Leisure Time)	504	22,272
Harman International Industries, Inc. (Home Furnishings)	168	7,090
Harris Corp. (Telecommunications)	252	10,332
Hartford Financial Services Group, Inc. (Insurance)	980	17,170
Hasbro, Inc. (Toys/Games/Hobbies)	252	8,797
HCP, Inc. (REIT)	896	37,659
Health Care REIT, Inc. (REIT)	420	24,028
Heinz (H.J.) Co. (Food)	700	36,295
Helmerich & Payne, Inc. (Oil & Gas)	224	13,823
Hess Corp. (Oil & Gas)	672	37,834
Hewlett-Packard Co. (Computers)	4,396	123,000
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,708	99,132
Hormel Foods Corp. (Food)	308	8,864
Hospira, Inc.* (Healthcare - Products)	364	12,543
Host Hotels & Resorts, Inc. (REIT)	1,568	25,747
Hudson City Bancorp, Inc. (Savings & Loans)	1,176	7,914
Humana, Inc. (Healthcare - Services)	364	32,403
Huntington Bancshares, Inc. (Banks)	1,904	10,872
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,064	56,424
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	700	24,458
Integrys Energy Group, Inc. (Electric)	168	8,721
Intel Corp. (Semiconductors)	11,284	298,123
IntercontinentalExchange, Inc.* (Diversified Financial Services)	168	19,233
International Business Machines Corp. (Computers)	2,604	501,530
International Flavors & Fragrances, Inc. (Chemicals)	168	9,376
International Game Technology (Entertainment)	672	10,705
International Paper Co. (Forest Products & Paper)	980	30,517
Intuit, Inc. (Software)	672	37,928
Intuitive Surgical, Inc.* (Healthcare - Products)	84	38,632
Invesco, Ltd. (Diversified Financial Services)	1,008	22,751
Iron Mountain, Inc. (Commercial Services)	420	12,944
J.C. Penney Co., Inc. (Retail)	308	12,797
J.P. Morgan Chase & Co. (Banks)	8,428	314,364
Jabil Circuit, Inc. (Electronics)	392	8,883
Jacobs Engineering Group, Inc.* (Engineering & Construction)	280	12,533
JDS Uniphase Corp.* (Telecommunications)	504	6,396
Johnson & Johnson (Healthcare - Products)	6,048	398,624
Johnson Controls, Inc. (Auto Parts & Equipment)	1,512	48,036
Joy Global, Inc. (Machinery - Construction & Mining)	224	20,315
Juniper Networks, Inc.* (Telecommunications)	1,176	24,614
Kellogg Co. (Food)	560	27,731
KeyCorp (Banks)	2,100	16,317
Kimberly-Clark Corp. (Household Products/Wares)	868	62,114
Kimco Realty Corp. (REIT)	896	16,352
KLA -Tencor Corp. (Semiconductors)	364	18,611
Kohls Corp. (Retail)	560	25,754
Kraft Foods, Inc. (Food)	3,920	150,136
Kroger Co. (Food)	1,316	31,268
L-3 Communications Holdings, Inc. (Aerospace/Defense)	224	15,846
Laboratory Corp. of America Holdings* (Healthcare - Services)	224	20,471
Legg Mason, Inc. (Diversified Financial Services)	280	7,132
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	308	6,610
Lennar Corp. - Class A (Home Builders)	364	7,822
Leucadia National Corp. (Holding Companies - Diversified)	448	12,436

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Lexmark International, Inc. - Class A (Computers)	168	$5,863
Life Technologies Corp.* (Biotechnology)	392	18,985
Lincoln National Corp. (Insurance)	672	14,475
Linear Technology Corp. (Semiconductors)	504	16,793
Lockheed Martin Corp. (Aerospace/Defense)	588	48,404
Loews Corp. (Insurance)	672	25,072
Lorillard, Inc. (Agriculture)	308	33,076
Lowe’s Cos., Inc. (Retail)	2,772	74,373
LSI Logic Corp.* (Semiconductors)	1,260	9,538
M&T Bank Corp. (Banks)	280	22,327
Macy’s, Inc. (Retail)	924	31,130
Marathon Oil Corp. (Oil & Gas)	1,568	49,220
Marathon Petroleum Corp. (Oil & Gas)	784	29,964
Marriott International, Inc. - Class A (Lodging)	589	20,274
Marsh & McLennan Cos., Inc. (Insurance)	1,204	38,034
Masco Corp. (Building Materials)	784	9,463
MasterCard, Inc. - Class A (Commercial Services)	224	79,648
Mattel, Inc. (Toys/Games/Hobbies)	756	23,436
McCormick & Co., Inc. (Food)	280	14,151
McDonald’s Corp. (Retail)	2,268	224,645
McGraw-Hill Cos., Inc. (Media)	644	29,624
McKesson Corp. (Pharmaceuticals)	532	43,475
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	448	33,192
MeadWestvaco Corp. (Forest Products & Paper)	392	11,540
Medco Health Solutions, Inc.* (Pharmaceuticals)	868	53,833
Medtronic, Inc. (Healthcare - Products)	2,352	90,717
Merck & Co., Inc. (Pharmaceuticals)	6,748	258,178
MetLife, Inc. (Insurance)	2,352	83,096
MetroPCS Communications, Inc.* (Telecommunications)	644	5,693
Microchip Technology, Inc. (Semiconductors)	420	15,502
Micron Technology, Inc.* (Semiconductors)	2,184	16,577
Microsoft Corp. (Software)	16,604	490,316
Molex, Inc. (Electrical Components & Equipment)	308	8,144
Molson Coors Brewing Co. - Class B (Beverages)	336	14,411
Monsanto Co. (Chemicals)	1,176	96,491
Moody’s Corp. (Commercial Services)	420	15,637
Morgan Stanley Dean Witter & Co. (Banks)	3,276	61,097
Motorola Mobility Holdings, Inc.* (Telecommunications)	588	22,714
Motorola Solutions, Inc. (Telecommunications)	644	29,888
Murphy Oil Corp. (Oil & Gas)	420	25,032
Mylan Laboratories, Inc.* (Pharmaceuticals)	952	19,754
Nabors Industries, Ltd.* (Oil & Gas)	644	11,991
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	280	6,938
National Oilwell Varco, Inc. (Oil & Gas Services)	952	70,429
NetApp, Inc.* (Computers)	784	29,588
Netflix, Inc.* (Internet)	112	13,462
Newell Rubbermaid, Inc. (Housewares)	644	11,895
Newfield Exploration Co.* (Oil & Gas)	280	10,587
Newmont Mining Corp. (Mining)	1,092	67,136
News Corp. - Class A (Media)	4,872	91,740
NextEra Energy, Inc. (Electric)	924	55,301
NIKE, Inc. - Class B (Apparel)	812	84,440
NiSource, Inc. (Gas)	616	14,002
Noble Corp. (Oil & Gas)	560	19,510
Noble Energy, Inc. (Oil & Gas)	392	39,463
Nordstrom, Inc. (Retail)	364	17,974
Norfolk Southern Corp. (Transportation)	756	54,583
Northeast Utilities System (Electric)	392	13,622
Northern Trust Corp. (Banks)	532	21,924
Northrop Grumman Corp. (Aerospace/Defense)	588	34,133
Novellus Systems, Inc.* (Semiconductors)	140	6,601
NRG Energy, Inc.* (Electric)	504	8,508
Nucor Corp. (Iron/Steel)	700	31,143
NVIDIA Corp.* (Semiconductors)	1,344	19,851
NYSE Euronext (Diversified Financial Services)	588	15,617
O’Reilly Automotive, Inc.* (Retail)	280	22,823
Occidental Petroleum Corp. (Oil & Gas)	1,792	178,788
Omnicom Group, Inc. (Advertising)	616	28,096
ONEOK, Inc. (Pipelines)	224	18,628
Oracle Corp. (Software)	8,708	245,566
Owens-Illinois, Inc.* (Packaging & Containers)	364	8,754
PACCAR, Inc. (Auto Manufacturers)	784	34,653
Pall Corp. (Miscellaneous Manufacturing)	252	15,039
Parker Hannifin Corp. (Miscellaneous Manufacturing)	336	27,108
Patterson Cos., Inc. (Healthcare - Products)	196	6,313
Paychex, Inc. (Commercial Services)	728	22,932
Peabody Energy Corp. (Coal)	588	20,045
People’s United Financial, Inc. (Savings & Loans)	812	10,012
Pepco Holdings, Inc. (Electric)	504	9,909
PepsiCo, Inc. (Beverages)	3,472	228,006
PerkinElmer, Inc. (Electronics)	252	6,043
Perrigo Co. (Pharmaceuticals)	196	18,738
Pfizer, Inc. (Pharmaceuticals)	17,024	364,314
PG&E Corp. (Electric)	896	36,431
Philip Morris International, Inc. (Agriculture)	3,836	286,818
Pinnacle West Capital Corp. (Electric)	252	11,910
Pioneer Natural Resources Co. (Oil & Gas)	280	27,804
Pitney Bowes, Inc. (Office/Business Equipment)	448	8,499

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Plum Creek Timber Co., Inc. (Forest Products & Paper)	364	$14,116
PNC Financial Services Group (Banks)	1,176	69,290
PPG Industries, Inc. (Chemicals)	336	30,099
PPL Corp. (Electric)	1,288	35,794
Praxair, Inc. (Chemicals)	672	71,366
Precision Castparts Corp. (Metal Fabricate/Hardware)	308	50,413
Priceline.com, Inc.* (Internet)	112	59,302
Principal Financial Group, Inc. (Insurance)	672	18,352
Procter & Gamble Co. (Cosmetics/Personal Care)	6,104	384,796
Progress Energy, Inc. (Electric)	644	34,989
Progressive Corp. (Insurance)	1,372	27,824
Prologis, Inc. (REIT)	1,008	31,964
Prudential Financial, Inc. (Insurance)	1,036	59,301
Public Service Enterprise Group, Inc. (Electric)	1,120	33,981
Public Storage, Inc. (REIT)	308	42,769
PulteGroup, Inc.* (Home Builders)	756	5,632
QEP Resources, Inc. (Oil & Gas)	392	11,227
Qualcomm, Inc. (Telecommunications)	3,724	219,046
Quanta Services, Inc.* (Commercial Services)	476	10,282
Quest Diagnostics, Inc. (Healthcare - Services)	336	19,515
R.R. Donnelley & Sons Co. (Commercial Services)	420	4,771
Ralph Lauren Corp. (Apparel)	140	21,280
Range Resources Corp. (Oil & Gas)	336	19,327
Raytheon Co. (Aerospace/Defense)	756	36,280
Red Hat, Inc.* (Software)	420	19,475
Regions Financial Corp. (Banks)	2,800	14,616
Republic Services, Inc. (Environmental Control)	700	20,496
Reynolds American, Inc. (Agriculture)	756	29,658
Robert Half International, Inc. (Commercial Services)	308	8,529
Rockwell Automation, Inc. (Machinery - Diversified)	308	23,984
Rockwell Collins, Inc. (Aerospace/Defense)	336	19,451
Roper Industries, Inc. (Machinery - Diversified)	224	20,919
Ross Stores, Inc. (Retail)	504	25,613
Rowan Cos., Inc.* (Oil & Gas)	280	9,523
Ryder System, Inc. (Transportation)	112	6,303
Safeway, Inc. (Food)	756	16,617
SAIC, Inc.* (Commercial Services)	616	7,922
Salesforce.com, Inc.* (Software)	308	35,974
SanDisk Corp.* (Computers)	532	24,408
Sara Lee Corp. (Food)	1,316	25,201
SCANA Corp. (Electric)	252	11,297
Schlumberger, Ltd. (Oil & Gas Services)	2,968	223,105
Scripps Networks Interactive - Class A (Media)	224	9,713
Sealed Air Corp. (Packaging & Containers)	364	7,255
Sears Holdings Corp.* (Retail)	84	3,541
Sempra Energy (Gas)	532	30,271
Sherwin-Williams Co. (Chemicals)	196	19,116
Sigma-Aldrich Corp. (Chemicals)	280	19,051
Simon Property Group, Inc. (REIT)	644	87,494
SLM Corp. (Diversified Financial Services)	1,120	16,744
Snap-on, Inc. (Hand/Machine Tools)	140	7,911
Southern Co. (Electric)	1,904	86,746
Southwest Airlines Co. (Airlines)	1,736	16,631
Southwestern Energy Co.* (Oil & Gas)	756	23,542
Spectra Energy Corp. (Pipelines)	1,428	44,968
Sprint Nextel Corp.* (Telecommunications)	6,636	14,068
St. Jude Medical, Inc. (Healthcare - Products)	700	29,197
Stanley Black & Decker, Inc. (Hand/Machine Tools)	364	25,546
Staples, Inc. (Retail)	1,540	22,530
Starbucks Corp. (Retail)	1,652	79,180
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	420	22,781
State Street Corp. (Banks)	1,092	42,785
Stericycle, Inc.* (Environmental Control)	196	16,468
Stryker Corp. (Healthcare - Products)	728	40,353
SunCoke Energy, Inc.*(a) (Coal)	1	11
Sunoco, Inc. (Oil & Gas)	224	8,593
SunTrust Banks, Inc. (Banks)	1,176	24,190
SuperValu, Inc. (Food)	476	3,289
Symantec Corp.* (Internet)	1,624	27,917
Sysco Corp. (Food)	1,316	39,625
T. Rowe Price Group, Inc. (Diversified Financial Services)	560	32,390
Target Corp. (Retail)	1,484	75,402
TE Connectivity, Ltd. (Electronics)	952	32,463
TECO Energy, Inc. (Electric)	476	8,592
Tenet Healthcare Corp.* (Healthcare - Services)	952	5,036
Teradata Corp.* (Computers)	364	19,496
Teradyne, Inc.* (Semiconductors)	420	6,867
Tesoro Petroleum Corp.* (Oil & Gas)	308	7,709
Texas Instruments, Inc. (Semiconductors)	2,520	81,598
Textron, Inc. (Miscellaneous Manufacturing)	616	15,696
The AES Corp.* (Electric)	1,428	18,221
The Charles Schwab Corp. (Diversified Financial Services)	2,380	27,727
The Chubb Corp. (Insurance)	616	41,525
The Dow Chemical Co. (Chemicals)	2,632	88,198
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	504	29,197
The Gap, Inc. (Retail)	756	14,349
The Goldman Sachs Group, Inc. (Banks)	1,092	121,725
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	532	6,916
The Hershey Co. (Food)	336	20,523
The Home Depot, Inc. (Retail)	3,416	151,636
The Interpublic Group of Cos., Inc. (Advertising)	1,008	10,413
The JM Smucker Co. - Class A (Food)	252	19,853

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares		Value
The Limited, Inc. (Retail)	532		$22,270
The Mosaic Co. (Chemicals)	672		37,612
The Travelers Cos., Inc. (Insurance)	924		53,869
The Williams Cos., Inc. (Pipelines)	1,316		37,927
Thermo Fisher Scientific, Inc.* (Electronics)	840		44,436
Tiffany & Co. (Retail)	280		17,864
Time Warner Cable, Inc. (Media)	700		51,604
Time Warner, Inc. (Media)	2,212		81,977
Titanium Metals Corp. (Mining)	196		3,014
TJX Cos., Inc. (Retail)	840		57,238
Torchmark Corp. (Insurance)	224		10,230
Total System Services, Inc. (Commercial Services)	364		7,804
TripAdvisor, Inc.* (Internet)	196		6,450
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,036		52,784
Tyson Foods, Inc. - Class A (Food)	644		12,004
U.S. Bancorp (Banks)	4,228		119,314
Union Pacific Corp. (Transportation)	1,064		121,626
United Parcel Service, Inc. - Class B (Transportation)	2,128		160,983
United States Steel Corp. (Iron/Steel)	308		9,299
United Technologies Corp. (Aerospace/Defense)	2,016		157,954
UnitedHealth Group, Inc. (Healthcare - Services)	2,352		121,810
UnumProvident Corp. (Insurance)	644		14,703
Urban Outfitters, Inc.* (Retail)	252		6,678
V.F. Corp. (Apparel)	196		25,772
Valero Energy Corp. (Oil & Gas)	1,232		29,556
Varian Medical Systems, Inc.* (Healthcare - Products)	252		16,599
Ventas, Inc. (REIT)	644		37,552
VeriSign, Inc. (Internet)	364		13,490
Verizon Communications, Inc. (Telecommunications)	6,272		236,203
Viacom, Inc. - Class B (Media)	1,232		57,953
Visa, Inc. - Class A (Commercial Services)	1,120		112,717
Vornado Realty Trust (REIT)	420		33,970
Vulcan Materials Co. (Mining)	280		12,281
W.W. Grainger, Inc. (Distribution/Wholesale)	140		26,704
Wal-Mart Stores, Inc. (Retail)	3,864		237,095
Walgreen Co. (Retail)	1,960		65,386
Walt Disney Co. (Media)	3,976		154,666
Washington Post Co. - Class B (Media)	28		10,604
Waste Management, Inc. (Environmental Control)	1,008		35,038
Waters Corp.* (Electronics)	196		16,968
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	280		16,416
WellPoint, Inc. (Healthcare - Services)	784		50,427
Wells Fargo & Co. (Banks)	11,676		341,056
Western Digital Corp.* (Computers)	532		19,338
Western Union Co. (Commercial Services)	1,372		26,205
Weyerhaeuser Co. (REIT)	1,176		23,544
Whirlpool Corp. (Home Furnishings)	168		9,126
Whole Foods Market, Inc. (Food)	364		26,947
Windstream Corp. (Telecommunications)	1,288		15,546
Wisconsin Energy Corp. (Electric)	504		17,136
WPX Energy, Inc.* (Oil & Gas)	421		6,933
Wyndham Worldwide Corp. (Lodging)	336		13,359
Wynn Resorts, Ltd. (Lodging)	168		19,359
Xcel Energy, Inc. (Electric)	1,064		28,302
Xerox Corp. (Office/Business Equipment)	3,080		23,870
Xilinx, Inc. (Semiconductors)	588		21,080
XL Group PLC (Insurance)	700		14,189
Xylem, Inc. (Machinery - Diversified)	420		10,882
Yahoo!, Inc.* (Internet)	2,744		42,450
YUM! Brands, Inc. (Retail)	1,008		63,837
Zimmer Holdings, Inc.* (Healthcare - Products)	392		23,814
Zions Bancorp (Banks)	420		7,073
TOTAL COMMON STOCKS (Cost $13,513,054)			26,297,846

Rights/Warrants (NM)

American International Group, Inc.* (Insurance)	—	(b)	1

TOTAL RIGHTS/WARRANTS (Cost $3)			1

Repurchase Agreements(c)(d) (64.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $55,627,199	$55,627,000	$55,627,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,627,000)		55,627,000
TOTAL INVESTMENT SECURITIES (Cost $69,140,057) — 94.4%		81,924,847
Net other assets (liabilities) — 5.6%		4,899,361
NET ASSETS — 100.0%		$86,824,208

^	All or a portion of this security is designated on the UltraBull ProFund’s records as collateral for when-issued securities.
*	Non-income producing security
(a)	Contains a security purchased on a when-issued basis.
(b)	Number of shares is less than 0.50.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $16,765,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2012
(unaudited)

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $18,639,000)	285	$179,361

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$65,099,330	$(99,290)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	63,625,082	(104,957)
		$(204,247)

UltraBull ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$38,509	NM
Aerospace/Defense	523,764	0.6%
Agriculture	521,657	0.6%
Airlines	16,631	NM
Apparel	176,604	0.2%
Auto Manufacturers	139,329	0.2%
Auto Parts & Equipment	73,759	0.1%
Banks	1,731,980	2.0%
Beverages	663,959	0.8%
Biotechnology	353,441	0.4%
Building Materials	9,463	NM
Chemicals	624,798	0.7%
Coal	47,646	0.1%
Commercial Services	409,152	0.5%
Computers	1,982,327	2.3%
Cosmetics/Personal Care	527,436	0.6%
Distribution/Wholesale	78,196	0.1%
Diversified Financial Services	438,443	0.5%
Electric	843,974	1.0%
Electrical Components & Equipment	91,585	0.1%
Electronics	169,365	0.2%
Energy - Alternate Sources	5,919	NM
Engineering & Construction	33,004	NM
Entertainment	10,705	NM
Environmental Control	72,002	0.1%
Food	530,969	0.6%
Forest Products & Paper	56,173	0.1%
Gas	72,317	0.1%
Hand/Machine Tools	33,457	NM
Healthcare - Products	901,003	1.0%
Healthcare - Services	339,314	0.4%
Holding Companies - Diversified	12,436	NM
Home Builders	22,029	NM
Home Furnishings	16,216	NM
Household Products/Wares	87,421	0.1%
Housewares	11,895	NM
Insurance	945,695	1.1%
Internet	765,438	0.9%
Iron/Steel	72,862	0.1%
Leisure Time	52,714	0.1%
Lodging	75,773	0.1%
Machinery - Construction & Mining	176,138	0.2%
Machinery - Diversified	191,407	0.2%
Media	800,417	0.9%
Metal Fabricate/Hardware	50,413	0.1%
Mining	203,368	0.2%
Miscellaneous Manufacturing	1,018,233	1.2%
Office/Business Equipment	32,369	NM
Oil & Gas	2,485,294	2.9%
Oil & Gas Services	472,352	0.6%
Packaging & Containers	37,311	NM
Pharmaceuticals	1,393,471	1.6%
Pipelines	147,417	0.2%
REIT	526,860	0.6%
Real Estate	14,050	NM
Retail	1,627,956	1.9%
Savings & Loans	17,926	NM
Semiconductors	645,885	0.7%
Software	1,020,529	1.2%
Telecommunications	1,309,266	1.5%
Textiles	9,337	NM
Toys/Games/Hobbies	32,233	NM
Transportation	506,255	0.6%
Other**	60,526,361	69.7%
Total	$86,824,208	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks (41.1%)

	Shares	Value
1st Source Corp. (Banks)	570	$14,273
3D Systems Corp.* (Computers)	570	10,898
A123 Systems, Inc.* (Electrical Components & Equipment)	1,425	3,092
AAON, Inc. (Building Materials)	380	7,695
AAR Corp. (Aerospace/Defense)	570	12,078
Abaxis, Inc.* (Healthcare - Products)	380	10,290
ABIOMED, Inc.* (Healthcare - Products)	475	8,792
ABM Industries, Inc. (Commercial Services)	855	18,553
AboveNet, Inc.* (Internet)	380	25,251
Acacia Research Corp.* (Media)	665	27,371
Acadia Realty Trust (REIT)	190	3,994
Accelrys, Inc.* (Software)	1,520	11,385
Acco Brands Corp.* (Household Products/Wares)	760	8,071
Accretive Health, Inc.* (Commercial Services)	570	15,293
Accuray, Inc.* (Healthcare - Products)	950	5,368
Accuride Corp.* (Auto Parts & Equipment)	380	2,846
ACI Worldwide, Inc.* (Software)	665	20,203
Acorda Therapeutics, Inc.* (Biotechnology)	570	14,552
Actuant Corp. - Class A (Miscellaneous Manufacturing)	950	24,082
Acuity Brands, Inc. (Electrical Components & Equipment)	570	33,191
Acxiom Corp.* (Software)	950	13,034
ADTRAN, Inc. (Telecommunications)	760	26,319
Advance America Cash Advance Centers, Inc. (Commercial Services)	950	7,477
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	665	7,076
Advent Software, Inc.* (Software)	475	12,469
Advisory Board Co.* (Commercial Services)	190	14,493
Aegion Corp.* (Engineering & Construction)	570	9,730
Aeroflex Holding Corp.* (Semiconductors)	190	2,407
Aeropostale, Inc.* (Retail)	1,140	18,662
Aerovironment, Inc.* (Aerospace/Defense)	190	5,295
AFC Enterprises, Inc.* (Retail)	475	8,004
Affymetrix, Inc.* (Healthcare - Products)	950	4,570
Air Methods Corp.* (Healthcare - Services)	190	16,017
Air Transport Services Group, Inc.* (Transportation)	855	5,139
Aircastle, Ltd. (Trucking & Leasing)	950	13,395
Akorn, Inc.* (Pharmaceuticals)	855	9,798
Alaska Air Group, Inc.* (Airlines)	475	36,162
Alaska Communications Systems Group, Inc. (Telecommunications)	950	2,584
Albany International Corp. - Class A (Machinery - Diversified)	475	11,409
Align Technology, Inc.* (Healthcare - Products)	855	20,144
Alkermes PLC* (Pharmaceuticals)	1,330	25,017
Allegiant Travel Co.* (Airlines)	190	10,444
ALLETE, Inc. (Electric)	475	19,689
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	855	9,884
Alterra Capital Holdings, Ltd. (Insurance)	1,330	32,146
Altra Holdings, Inc.* (Machinery - Diversified)	475	9,115
AMAG Pharmaceuticals, Inc.* (Biotechnology)	380	6,240
AMCOL International Corp. (Mining)	380	10,853
Amedisys, Inc.* (Healthcare - Services)	475	4,988
AMERCO (Trucking & Leasing)	95	9,188
American Assets Trust, Inc. (REIT)	570	12,620
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,045	12,603
American Campus Communities, Inc. (REIT)	760	32,528
American Equity Investment Life Holding Co. (Insurance)	1,140	13,144
American Greetings Corp. - Class A (Household Products/Wares)	760	10,921
American Public Education, Inc.* (Commercial Services)	285	11,457
American Science & Engineering, Inc. (Electronics)	190	13,585
American States Water Co. (Water)	475	17,181
American Superconductor Corp.* (Electrical Components & Equipment)	665	3,358
American Vanguard Corp. (Chemicals)	380	5,711
Amerigon, Inc.* (Auto Parts & Equipment)	475	7,291
Amerisafe, Inc.* (Insurance)	475	11,675
Ameristar Casinos, Inc. (Lodging)	475	9,291
Amkor Technology, Inc.* (Semiconductors)	1,140	6,532
AMN Healthcare Services, Inc.* (Commercial Services)	665	3,385
AmSurg Corp.* (Healthcare - Services)	570	14,677
AmTrust Financial Services, Inc. (Insurance)	285	7,390
Amyris, Inc.* (Energy - Alternate Sources)	285	2,556
Analogic Corp. (Electronics)	285	16,168
Ancestry.com, Inc.* (Internet)	475	14,060
AngioDynamics, Inc.* (Healthcare - Products)	475	6,156
Anixter International, Inc.* (Telecommunications)	380	24,894
ANN, Inc.* (Retail)	665	16,133
Anworth Mortgage Asset Corp. (REIT)	3,040	19,760
Apco Oil & Gas International, Inc. (Oil & Gas)	190	14,676

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Apogee Enterprises, Inc. (Building Materials)	570	$7,838
Apollo Investment Corp. (Investment Companies)	2,945	22,706
Applied Industrial Technologies, Inc. (Machinery - Diversified)	570	21,991
Applied Micro Circuits Corp.* (Semiconductors)	1,235	9,670
Approach Resources, Inc.* (Oil & Gas)	380	13,349
Arbitron, Inc. (Commercial Services)	380	13,570
Ardea Biosciences, Inc.* (Pharmaceuticals)	285	5,184
Argo Group International Holdings, Ltd. (Insurance)	380	10,948
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,900	28,025
Arkansas Best Corp. (Transportation)	380	6,886
ARMOUR Residential REIT, Inc. (REIT)	665	4,795
ArQule, Inc.* (Biotechnology)	1,140	9,006
Arris Group, Inc.* (Telecommunications)	1,615	18,863
ArthroCare Corp.* (Healthcare - Products)	380	11,746
Artio Global Investors, Inc. (Diversified Financial Services)	380	1,706
Aruba Networks, Inc.* (Telecommunications)	1,140	25,285
Asbury Automotive Group, Inc.* (Retail)	380	8,706
Ascena Retail Group, Inc.* (Retail)	855	30,241
Ascent Media Corp. - Class A* (Entertainment)	285	13,506
Ashford Hospitality Trust (REIT)	570	5,136
Aspen Technology, Inc.* (Software)	1,140	20,531
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	380	5,958
Associated Estates Realty Corp. (REIT)	1,045	17,462
Astec Industries, Inc.* (Machinery - Construction & Mining)	475	16,064
Astoria Financial Corp. (Savings & Loans)	1,330	11,079
athenahealth, Inc.* (Software)	570	33,163
Atlantic Power Corp. (Electric)	1,045	15,497
Atlantic Tele-Network, Inc. (Telecommunications)	190	6,857
Atlas Air Worldwide Holdings, Inc.* (Transportation)	380	18,101
ATMI, Inc.* (Semiconductors)	380	8,884
ATP Oil & Gas Corp.* (Oil & Gas)	760	5,350
Atrion Corp. (Healthcare - Products)	95	23,217
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	665	13,214
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	1,805	5,307
Aveo Phamaceuticals, Inc.* (Biotechnology)	475	6,261
Avid Technology, Inc.* (Software)	475	4,603
Avis Budget Group, Inc.* (Commercial Services)	1,520	21,812
Avista Corp. (Electric)	665	16,851
AZZ, Inc. (Miscellaneous Manufacturing)	190	9,327
B&G Foods, Inc. - Class A (Food)	665	15,069
Badger Meter, Inc. (Electronics)	285	9,160
Balchem Corp. (Chemicals)	570	21,569
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	380	7,034
BancorpSouth, Inc. (Banks)	1,045	11,735
Bank of the Ozarks, Inc. (Banks)	380	10,636
Barnes & Noble, Inc.* (Retail)	380	4,587
Barnes Group, Inc. (Miscellaneous Manufacturing)	855	21,623
Basic Energy Services, Inc.* (Oil & Gas Services)	380	6,844
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	665	15,202
Belden, Inc. (Electrical Components & Equipment)	475	18,625
Belo Corp. - Class A (Media)	1,235	9,176
Benchmark Electronics, Inc.* (Electronics)	1,045	17,974
Berkshire Hills Bancorp, Inc. (Savings & Loans)	475	10,744
Berry Petroleum Co. - Class A (Oil & Gas)	665	29,932
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,330	8,326
Bill Barrett Corp.* (Oil & Gas)	665	18,367
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	475	9,191
BioMed Realty Trust, Inc. (REIT)	1,615	29,991
BJ’s Restaurants, Inc.* (Retail)	285	14,259
Black Box Corp. (Telecommunications)	475	14,687
Black Hills Corp. (Electric)	570	19,243
Blackbaud, Inc. (Software)	665	20,236
BlackRock Kelso Capital Corp. (Investment Companies)	1,235	11,201
Blount International, Inc.* (Miscellaneous Manufacturing)	760	12,479
Blue Coat Systems, Inc.* (Internet)	570	14,683
Blue Nile, Inc.* (Internet)	190	7,667
Bob Evans Farms, Inc. (Retail)	475	16,782
Boise, Inc. (Forest Products & Paper)	1,710	13,064
Boston Beer Co., Inc. - Class A* (Beverages)	95	9,505
Boston Private Financial Holdings, Inc. (Banks)	950	7,828
Bottomline Technologies, Inc.* (Software)	475	12,986
Boyd Gaming Corp.* (Lodging)	950	8,332
BPZ Resources, Inc.* (Oil & Gas)	1,425	4,646
Brady Corp. - Class A (Electronics)	665	21,526
Bravo Brio Restaurant Group, Inc.* (Retail)	285	5,486
Bridgepoint Education, Inc.* (Commercial Services)	285	7,008
Briggs & Stratton Corp. (Machinery - Diversified)	760	11,864
Brightpoint, Inc.* (Distribution/Wholesale)	1,045	12,247
Bristow Group, Inc. (Transportation)	570	27,964
BroadSoft, Inc.* (Internet)	380	10,594

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Brookline Bancorp, Inc. (Savings & Loans)	950	$8,807
Brooks Automation, Inc. (Semiconductors)	950	10,184
Brown Shoe Co., Inc. (Retail)	570	5,387
Brunswick Corp. (Leisure Time)	1,235	26,355
Buckeye Technologies, Inc. (Forest Products & Paper)	950	31,853
Buffalo Wild Wings, Inc.* (Retail)	285	18,970
Cabela’s, Inc.* (Retail)	570	14,866
Cabot Microelectronics Corp.* (Semiconductors)	285	14,370
CACI International, Inc. - Class A* (Computers)	380	22,302
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	570	2,377
Cal Dive International, Inc.* (Oil & Gas Services)	1,425	4,289
Cal-Maine Foods, Inc. (Food)	190	7,212
Calgon Carbon Corp.* (Environmental Control)	855	13,971
California Water Service Group (Water)	760	14,022
Calix, Inc.* (Telecommunications)	475	3,596
Callaway Golf Co. (Leisure Time)	950	6,365
Campus Crest Communities, Inc. (REIT)	570	6,093
Cantel Medical Corp. (Healthcare - Products)	190	5,998
Capella Education Co.* (Commercial Services)	285	12,064
Capital Lease Funding, Inc. (REIT)	1,425	5,928
Capstead Mortgage Corp. (REIT)	1,520	19,684
Capstone Turbine Corp.* (Electrical Components & Equipment)	4,275	5,087
Cardinal Financial Corp. (Banks)	760	8,520
Cardtronics, Inc.* (Commercial Services)	570	14,563
Carrizo Oil & Gas, Inc.* (Oil & Gas)	570	13,845
Carter’s, Inc.* (Apparel)	665	27,877
Cascade Corp. (Machinery - Diversified)	190	10,796
Casey’s General Stores, Inc. (Retail)	475	24,196
Cash America International, Inc. (Retail)	475	20,833
Cass Information Systems, Inc. (Banks)	190	7,505
Cathay Bancorp, Inc. (Banks)	1,140	17,944
Cavium, Inc.* (Semiconductors)	760	24,426
Cbeyond, Inc.* (Telecommunications)	475	4,038
CBL & Associates Properties, Inc. (REIT)	1,995	34,653
CEC Entertainment, Inc. (Retail)	380	13,365
Cell Therapeutics, Inc.* (Biotechnology)	2,280	2,508
Centene Corp.* (Healthcare - Services)	760	34,352
Central European Distribution Corp.* (Beverages)	950	3,895
Central Eurpoean Media Enterprises, Ltd. - Class A* (Media)	475	3,320
Central Garden & Pet Co. - Class A* (Household Products/Wares)	760	7,190
Central Vermont Public Service Corp. (Electric)	190	6,682
Century Aluminum Co.* (Mining)	855	8,576
Cenveo, Inc.* (Commercial Services)	1,045	3,501
Cepheid, Inc.* (Healthcare - Products)	950	41,857
Ceradyne, Inc.* (Miscellaneous Manufacturing)	380	12,574
CEVA, Inc.* (Semiconductors)	380	10,264
CH Energy Group, Inc. (Electric)	380	21,614
Charming Shoppes, Inc.* (Retail)	1,900	9,424
Chart Industries, Inc.* (Machinery - Diversified)	475	26,486
Checkpoint Systems, Inc.* (Electronics)	570	5,996
Chemed Corp. (Commercial Services)	380	21,333
Chemical Financial Corp. (Banks)	1,235	27,948
Chemtura Corp.* (Chemicals)	1,425	20,021
Cheniere Energy, Inc.* (Oil & Gas)	1,045	13,366
Chesapeake Lodging Trust (REIT)	570	9,707
Chesapeake Utilities Corp. (Gas)	190	8,174
Chiquita Brands International, Inc.* (Food)	760	6,680
Churchill Downs, Inc. (Entertainment)	285	15,946
CIBER, Inc.* (Computers)	1,235	5,372
Cincinnati Bell, Inc.* (Telecommunications)	3,135	10,816
Cinemark Holdings, Inc. (Entertainment)	1,235	24,354
CIRCOR International, Inc. (Metal Fabricate/Hardware)	190	7,203
Cirrus Logic, Inc.* (Semiconductors)	950	19,408
City Holding Co. (Banks)	285	10,129
CLARCOR, Inc. (Miscellaneous Manufacturing)	665	34,188
Clayton Williams Energy, Inc.* (Oil & Gas)	95	7,732
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	855	12,791
Clean Harbors, Inc.* (Environmental Control)	570	36,166
Clearwater Paper Corp.* (Forest Products & Paper)	380	13,878
Cleco Corp. (Electric)	760	30,218
Cloud Peak Energy, Inc.* (Coal)	950	18,002
CNO Financial Group, Inc.* (Insurance)	3,325	22,344
Coca-Cola Bottling Co. (Beverages)	95	5,790
Coeur d’Alene Mines Corp.* (Mining)	1,330	36,788
Cogent Communications Group, Inc.* (Internet)	665	10,135
Cognex Corp. (Machinery - Diversified)	570	23,683
Cohen & Steers, Inc. (Diversified Financial Services)	190	6,416
Coherent, Inc.* (Electronics)	285	15,926
Cohu, Inc. (Semiconductors)	665	8,731
Coinstar, Inc.* (Retail)	475	23,622
Colfax Corp.* (Miscellaneous Manufacturing)	475	14,421
Collective Brands, Inc.* (Retail)	855	14,244
Colonial Properties Trust (REIT)	1,140	24,373
Colony Financial, Inc. (REIT)	760	12,890

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Columbia Banking System, Inc. (Banks)	855	$17,955
Columbia Sportswear Co. (Apparel)	190	8,712
Columbus McKinnon Corp. NY* (Machinery - Diversified)	475	7,576
Comfort Systems USA, Inc. (Building Materials)	760	9,090
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	570	7,131
Community Bank System, Inc. (Banks)	760	20,794
Community Trust Bancorp, Inc. (Banks)	950	29,269
CommVault Systems, Inc.* (Software)	570	26,790
Compass Diversified Holdings (Holding Companies - Diversified)	760	10,655
Complete Production Services, Inc.* (Oil & Gas Services)	1,140	38,418
Computer Programs & Systems, Inc. (Software)	190	10,877
comScore, Inc.* (Internet)	475	10,521
Comstock Resources, Inc.* (Oil & Gas)	665	8,007
Comtech Telecommunications Corp. (Telecommunications)	475	14,658
Conceptus, Inc.* (Healthcare - Products)	475	5,881
Concur Technologies, Inc.* (Software)	570	29,839
CONMED Corp.* (Healthcare - Products)	475	13,965
Consolidated Communications Holdings, Inc. (Telecommunications)	1,140	21,649
Consolidated Graphics, Inc.* (Commercial Services)	190	9,650
Constant Contact, Inc.* (Internet)	475	11,865
Contango Oil & Gas Co.* (Oil & Gas)	190	11,833
Convergys Corp.* (Commercial Services)	1,520	20,231
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	855	12,876
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	190	7,716
Coresite Realty Corp. (REIT)	380	7,619
Corinthian Colleges, Inc.* (Commercial Services)	1,330	4,003
CoStar Group, Inc.* (Commercial Services)	380	21,535
Cousins Properties, Inc. (REIT)	1,045	7,702
Cracker Barrel Old Country Store, Inc. (Retail)	285	14,954
Credit Acceptance Corp.* (Diversified Financial Services)	95	8,020
CreXus Investment Corp. (REIT)	1,235	13,671
Crocs, Inc.* (Apparel)	1,235	23,490
Crosstex Energy, Inc. (Pipelines)	665	8,352
CSG Systems International, Inc.* (Software)	570	9,274
CTS Corp. (Electronics)	950	9,557
CubeSmart (REIT)	1,330	15,135
Cubic Corp. (Aerospace/Defense)	190	8,786
Cubist Pharmaceuticals, Inc.* (Biotechnology)	855	34,901
Curtiss-Wright Corp. (Aerospace/Defense)	475	17,746
CVB Financial Corp. (Banks)	1,330	14,005
CVR Energy, Inc.* (Oil & Gas)	1,235	30,801
Cyberonics, Inc.* (Healthcare - Products)	475	15,437
Cymer, Inc.* (Electronics)	380	18,920
CYS Investments, Inc. (REIT)	1,615	21,802
Daktronics, Inc. (Electronics)	570	6,236
Dana Holding Corp.* (Auto Parts & Equipment)	2,090	31,036
Darling International, Inc.* (Environmental Control)	1,615	24,677
DCT Industrial Trust, Inc. (REIT)	3,990	22,025
DealerTrack Holdings, Inc.* (Internet)	570	15,578
Delphi Financial Group, Inc. - Class A (Insurance)	855	38,056
Deltic Timber Corp. (Forest Products & Paper)	190	12,943
Deluxe Corp. (Commercial Services)	665	17,004
Denny’s Corp.* (Retail)	1,995	8,559
DepoMed, Inc.* (Pharmaceuticals)	1,140	6,840
Dexcom, Inc.* (Healthcare - Products)	950	10,421
DFC Global Corp.* (Commercial Services)	665	13,100
Diamond Foods, Inc. (Food)	285	10,357
DiamondRock Hospitality Co. (REIT)	2,660	28,036
Dice Holdings, Inc.* (Internet)	760	7,197
Digi International, Inc.* (Software)	475	5,363
Digital Generation, Inc.* (Media)	380	5,282
Digital River, Inc.* (Internet)	665	10,647
DigitalGlobe, Inc.* (Telecommunications)	475	7,453
Dime Community Bancshares, Inc. (Savings & Loans)	855	11,782
DineEquity, Inc.* (Retail)	190	9,029
Diodes, Inc.* (Semiconductors)	475	12,245
Dole Food Co., Inc.* (Food)	570	5,472
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	380	27,987
Domino’s Pizza, Inc.* (Retail)	855	27,916
Dorman Products, Inc.* (Auto Parts & Equipment)	285	12,372
Drew Industries, Inc.* (Building Materials)	380	9,869
Dril-Quip, Inc.* (Oil & Gas Services)	475	31,336
DTS, Inc.* (Home Furnishings)	285	8,074
Duff & Phelps Corp. - Class A (Diversified Financial Services)	665	10,194
DuPont Fabros Technology, Inc. (REIT)	855	21,802
Dycom Industries, Inc.* (Engineering & Construction)	570	12,181
Dynavax Technologies Corp.* (Biotechnology)	2,185	7,604
Dynegy, Inc. - Class A* (Electric)	1,425	2,651
Dynex Capital, Inc. (REIT)	855	7,917
E.W. Scripps Co.* (Media)	760	6,437
Eagle Materials, Inc. (Building Materials)	570	16,764

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
EarthLink, Inc. (Internet)	1,615	$11,644
EastGroup Properties, Inc. (REIT)	285	13,537
Ebix, Inc. (Software)	380	9,416
Echelon Corp.* (Computers)	570	2,947
Education Realty Trust, Inc. (REIT)	1,140	12,198
El Paso Electric Co. (Electric)	665	23,142
Electro Rent Corp. (Commercial Services)	570	9,741
Electro Scientific Industries, Inc. (Electronics)	380	5,768
Electronics for Imaging, Inc.* (Computers)	665	11,411
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	285	10,251
EMCOR Group, Inc. (Engineering & Construction)	950	27,388
Emergent Biosolutions, Inc.* (Biotechnology)	380	6,449
Emeritus Corp.* (Healthcare - Services)	570	9,952
Empire District Electric Co. (Electric)	570	11,873
Employers Holdings, Inc. (Insurance)	570	10,237
Emulex Corp.* (Semiconductors)	1,235	12,893
Encore Capital Group, Inc.* (Diversified Financial Services)	285	6,698
Encore Wire Corp. (Electrical Components & Equipment)	285	7,781
Endeavour International Corp.* (Oil & Gas)	760	8,041
Endologix, Inc.* (Healthcare - Products)	760	9,865
Energy Partners, Ltd.* (Oil & Gas)	665	10,627
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	1,045	34,307
EnergySolutions, Inc.* (Environmental Control)	1,045	3,720
EnerNOC, Inc.* (Electric)	380	3,477
EnerSys* (Electrical Components & Equipment)	665	19,272
Ennis, Inc. (Household Products/Wares)	475	7,857
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	285	10,063
Enstar Group, Ltd.* (Insurance)	95	9,455
Entegris, Inc.* (Semiconductors)	1,805	17,292
Entertainment Properties Trust (REIT)	570	25,348
Entropic Communications, Inc.* (Semiconductors)	1,140	6,658
Enzon Pharmaceuticals, Inc.* (Biotechnology)	950	6,774
EPIQ Systems, Inc. (Software)	665	8,106
Equity Lifestyle Properties, Inc. (REIT)	380	26,653
Equity One, Inc. (REIT)	285	5,372
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	285	8,570
Esterline Technologies Corp.* (Aerospace/Defense)	380	23,237
Ethan Allen Interiors, Inc. (Home Furnishings)	380	8,968
Euronet Worldwide, Inc.* (Commercial Services)	760	13,954
Evercore Partners, Inc. - Class A (Diversified Financial Services)	285	8,034
Exact Sciences Corp.* (Biotechnology)	855	7,986
ExamWorks Group, Inc.* (Commercial Services)	380	4,195
Exelixis, Inc.* (Biotechnology)	1,900	10,108
Exide Technologies* (Auto Parts & Equipment)	1,425	4,703
Exlservice Holdings, Inc.* (Commercial Services)	190	4,587
Exponent, Inc.* (Engineering & Construction)	380	18,563
Express, Inc.* (Retail)	760	16,446
Exterran Holdings, Inc.* (Oil & Gas Services)	855	7,934
Extra Space Storage, Inc. (REIT)	1,045	27,504
EZCORP, Inc. - Class A* (Retail)	665	17,835
F.N.B. Corp. (Banks)	1,710	20,041
Fabrinet* (Miscellaneous Manufacturing)	285	4,694
Fair Isaac Corp. (Software)	570	20,657
FARO Technologies, Inc.* (Electronics)	285	15,470
FBL Financial Group, Inc. - Class A (Insurance)	285	9,901
Federal Signal Corp.* (Miscellaneous Manufacturing)	1,520	6,430
FEI Co.* (Electronics)	570	25,114
FelCor Lodging Trust, Inc.* (REIT)	2,470	9,411
Ferro Corp.* (Chemicals)	1,140	7,706
Fifth Street Finance Corp. (Investment Companies)	1,330	12,954
Financial Engines, Inc.* (Diversified Financial Services)	665	15,927
Finisar Corp.* (Telecommunications)	1,235	25,021
First American Financial Corp. (Insurance)	1,615	23,934
First Busey Corp. (Banks)	1,995	9,995
First Cash Financial Services, Inc.* (Retail)	475	19,119
First Commonwealth Financial Corp. (Banks)	1,805	10,000
First Financial Bancorp (Banks)	665	11,558
First Financial Bankshares, Inc. (Banks)	570	19,426
First Financial Corp. (Banks)	190	6,654
First Industrial Realty Trust, Inc.* (REIT)	950	10,906
First Midwest Bancorp, Inc. (Banks)	1,140	12,403
First Potomac Realty Trust (REIT)	570	8,482
FirstMerit Corp. (Banks)	1,330	20,868
Flagstone Reinsurance Holdings S.A. (Insurance)	950	8,294
Flotek Industries, Inc.* (Oil & Gas Services)	760	8,922
Flushing Financial Corp. (Savings & Loans)	665	8,718
Forestar Group, Inc.* (Real Estate)	570	9,074
FormFactor, Inc.* (Semiconductors)	1,615	8,317
Forrester Research, Inc.* (Commercial Services)	285	9,958
Forward Air Corp. (Transportation)	475	16,625

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Franklin Electric Co., Inc. (Hand/Machine Tools)	285	$14,267
Franklin Street Properties Corp. (REIT)	1,140	11,617
Fred’s, Inc. (Retail)	950	14,012
Fresh Del Monte Produce, Inc. (Food)	475	11,628
Frontline, Ltd. (Transportation)	665	3,345
FTI Consulting, Inc.* (Commercial Services)	570	24,407
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	285	5,948
Fuller (H.B.) Co. (Chemicals)	760	21,751
FX Energy, Inc.* (Oil & Gas)	1,045	5,768
G & K Services, Inc. (Textiles)	380	12,487
G-III Apparel Group, Ltd.* (Apparel)	285	6,507
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	95	4,418
Gaylord Entertainment Co.* (Lodging)	570	15,988
GenCorp, Inc.* (Aerospace/Defense)	1,045	5,737
Generac Holdings, Inc.* (Electrical Components & Equipment)	475	13,803
General Communication, Inc. - Class A* (Telecommunications)	760	7,912
Genesco, Inc.* (Retail)	285	17,405
Genesee & Wyoming, Inc. - Class A* (Transportation)	665	41,296
Genomic Health, Inc.* (Healthcare - Products)	285	7,909
Gentiva Health Services, Inc.* (Healthcare - Services)	475	3,449
GeoEye, Inc.* (Telecommunications)	380	8,326
GeoResources, Inc.* (Oil & Gas)	475	14,540
Georgia Gulf Corp.* (Chemicals)	475	16,649
Geron Corp.* (Biotechnology)	2,470	4,891
Getty Realty Corp. (REIT)	475	7,961
GFI Group, Inc. (Diversified Financial Services)	1,520	7,038
Gibraltar Industries, Inc.* (Building Materials)	570	8,932
Glacier Bancorp, Inc. (Banks)	1,520	21,234
Glatfelter (Forest Products & Paper)	760	11,233
Glimcher Realty Trust (REIT)	1,425	13,723
Global Geophysical Services, Inc.* (Oil & Gas Services)	285	2,568
Global Power Equipment Group, Inc.* (Machinery - Diversified)	95	2,437
Globe Specialty Metals, Inc. (Mining)	1,045	14,296
Globecomm Systems, Inc.* (Telecommunications)	380	5,423
GNC Acquisition Holdings, Inc. - Class A* (Retail)	285	7,840
Golar LNG, Ltd. (Transportation)	475	19,475
Gold Resource Corp. (Mining)	380	10,005
Golden Star Resources, Ltd.* (Mining)	4,370	9,439
Goodrich Petroleum Corp.* (Oil & Gas)	475	8,199
Government Properties Income Trust (REIT)	570	13,737
Grand Canyon Education, Inc.* (Commercial Services)	475	7,971
Granite Construction, Inc. (Engineering & Construction)	570	15,179
Graphic Packaging Holding Co.* (Packaging & Containers)	2,470	12,375
Great Lakes Dredge & Dock Co. (Commercial Services)	1,140	7,296
Greatbatch, Inc.* (Healthcare - Products)	380	8,900
Greenlight Capital Re, Ltd. - Class A* (Insurance)	570	14,632
Griffon Corp. (Miscellaneous Manufacturing)	950	9,472
Group 1 Automotive, Inc. (Retail)	380	20,269
GT Advanced Technologies, Inc.* (Semiconductors)	1,710	14,740
Gulf Island Fabrication, Inc. (Oil & Gas Services)	285	8,650
GulfMark Offshore, Inc. - Class A* (Transportation)	380	17,374
Gulfport Energy Corp.* (Oil & Gas)	570	18,736
H&E Equipment Services, Inc.* (Commercial Services)	570	9,684
Haemonetics Corp.* (Healthcare - Products)	285	18,514
Halozyme Therapeutics, Inc.* (Biotechnology)	1,615	17,054
Hancock Holding Co. (Banks)	1,045	34,694
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	475	9,305
Harleysville Group, Inc. (Insurance)	380	21,478
Harmonic, Inc.* (Telecommunications)	1,900	11,153
Harte-Hanks, Inc. (Advertising)	760	7,334
Harvest Natural Resources, Inc.* (Oil & Gas)	570	3,922
Hatteras Financial Corp. (REIT)	1,235	34,284
Haynes International, Inc. (Metal Fabricate/Hardware)	190	11,544
Healthcare Realty Trust, Inc. (REIT)	950	20,016
Healthcare Services Group, Inc. (Commercial Services)	1,235	23,082
HEALTHSOUTH Corp.* (Healthcare - Services)	1,330	25,656
Healthways, Inc.* (Healthcare - Services)	570	4,309
Heartland Express, Inc. (Transportation)	760	11,263
Heartland Payment Systems, Inc. (Commercial Services)	570	13,680
HeartWare International, Inc.* (Healthcare - Products)	190	13,154
Heckmann Corp.* (Environmental Control)	1,520	7,767
Hecla Mining Co. (Mining)	4,465	23,486
HEICO Corp. (Aerospace/Defense)	570	31,692
Heidrick & Struggles International, Inc. (Commercial Services)	285	6,264
Helen of Troy, Ltd.* (Household Products/Wares)	475	15,281
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,615	26,567
Hercules Offshore, Inc.* (Oil & Gas)	1,520	6,825
Hercules Technology Growth Capital, Inc. (Private Equity)	1,045	9,959

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Herman Miller, Inc. (Office Furnishings)	760	$16,051
Hersha Hospitality Trust (REIT)	2,375	12,896
Hexcel Corp.* (Miscellaneous Manufacturing)	1,425	35,725
HFF, Inc. - Class A* (Real Estate)	475	6,702
Hibbett Sports, Inc.* (Retail)	380	18,213
Higher One Holdings, Inc.* (Diversified Financial Services)	475	8,047
Highwoods Properties, Inc. (REIT)	570	18,861
Hillenbrand, Inc. (Commercial Services)	855	20,050
Hilltop Holdings, Inc.* (Insurance)	950	8,199
Hittite Microwave Corp.* (Semiconductors)	475	26,134
HMS Holdings Corp.* (Commercial Services)	1,425	47,039
HNI Corp. (Office Furnishings)	665	18,041
Home Bancshares, Inc. (Banks)	380	9,903
Home Properties, Inc. (REIT)	380	22,640
Horace Mann Educators Corp. (Insurance)	665	10,401
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	380	12,422
Horsehead Holding Corp.* (Mining)	570	6,202
Hot Topic, Inc. (Retail)	665	4,868
HSN, Inc. (Retail)	570	20,343
Hub Group, Inc. - Class A* (Transportation)	570	19,511
Hudson Pacific Properties, Inc. (REIT)	475	7,301
Huron Consulting Group, Inc.* (Commercial Services)	380	14,242
Hyperdynamics Corp.* (Oil & Gas)	2,470	6,471
IBERIABANK Corp. (Banks)	380	19,866
ICF International, Inc.* (Commercial Services)	380	10,769
ICG Group, Inc.* (Internet)	570	5,113
Iconix Brand Group, Inc.* (Apparel)	1,045	19,238
ICU Medical, Inc.* (Healthcare - Products)	380	17,659
IDACORP, Inc. (Electric)	570	24,025
IDT Corp. (Telecommunications)	190	1,672
iGATE Corp.* (Computers)	475	8,655
II-VI, Inc.* (Electronics)	760	17,488
ImmunoGen, Inc.* (Biotechnology)	1,140	16,097
Impax Laboratories, Inc.* (Pharmaceuticals)	855	16,134
Incyte, Corp.* (Biotechnology)	1,235	21,859
Independent Bank Corp./MA (Banks)	475	13,176
Infinera Corp.* (Telecommunications)	1,995	14,244
Infinity Property & Casualty Corp. (Insurance)	190	11,073
InfoSpace, Inc.* (Internet)	950	11,694
Inland Real Estate Corp. (REIT)	1,235	10,559
Innophos Holdings, Inc. (Chemicals)	285	14,227
Innospec, Inc.* (Chemicals)	285	9,225
Inphi Corp.* (Semiconductors)	285	4,181
Insight Enterprises, Inc.* (Computers)	760	14,030
Insperity, Inc. (Commercial Services)	380	10,648
Insulet Corp.* (Healthcare - Products)	665	12,948
Integra LifeSciences Holdings* (Healthcare - Products)	285	8,413
Integrated Device Technology, Inc.* (Semiconductors)	1,995	12,648
Inter Parfums, Inc. (Cosmetics/Personal Care)	285	4,760
Interactive Intelligence Group, Inc.* (Software)	285	7,356
InterDigital, Inc. (Telecommunications)	665	24,818
Interface, Inc. - Class A (Office Furnishings)	665	8,838
Interline Brands, Inc.* (Building Materials)	570	9,696
Intermec, Inc.* (Machinery - Diversified)	760	6,414
InterMune, Inc.* (Biotechnology)	665	9,975
Internap Network Services Corp.* (Internet)	760	5,100
International Bancshares Corp. (Banks)	665	12,781
International Speedway Corp. - Class A (Entertainment)	380	9,800
Interval Leisure Group, Inc.* (Leisure Time)	665	9,044
INTL FCStone, Inc.* (Diversified Financial Services)	285	7,319
Intralinks Holdings, Inc.* (Internet)	475	3,254
Invacare Corp. (Healthcare - Products)	285	4,868
Invesco Mortgage Capital, Inc. (REIT)	1,045	16,386
Investment Technology Group, Inc.* (Diversified Financial Services)	665	7,541
Investors Bancorp, Inc.* (Savings & Loans)	1,045	15,424
Investors Real Estate Trust (REIT)	1,330	9,869
ION Geophysical Corp.* (Oil & Gas Services)	1,805	13,411
IPC The Hospitalist Co.* (Healthcare - Services)	285	9,602
Iridium Communications, Inc.* (Telecommunications)	760	6,072
iRobot Corp.* (Machinery - Diversified)	380	12,555
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	950	14,250
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,995	16,279
iStar Financial, Inc.* (REIT)	1,900	13,262
Ixia* (Telecommunications)	570	6,960
IXYS Corp.* (Semiconductors)	475	6,517
J & J Snack Foods Corp. (Food)	285	14,544
j2 Global, Inc. (Computers)	760	20,490
Jack Henry & Associates, Inc. (Computers)	1,140	38,988
Jack in the Box, Inc.* (Retail)	760	16,112
Jaguar Mining, Inc.* (Mining)	1,425	10,246
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	475	7,258
James River Coal Co.* (Coal)	665	4,183
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	380	17,670
JDA Software Group, Inc.* (Software)	570	16,798
JetBlue Airways Corp.* (Airlines)	3,610	21,407

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
John Bean Technologies Corp. (Miscellaneous Manufacturing)	665	$10,913
Jos. A. Bank Clothiers, Inc.* (Retail)	380	18,145
K12, Inc.* (Commercial Services)	475	10,635
Kadant, Inc.* (Machinery - Diversified)	285	6,914
Kaiser Aluminum Corp. (Mining)	285	14,073
Kaman Corp. (Aerospace/Defense)	380	11,845
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	760	13,270
Kaydon Corp. (Metal Fabricate/Hardware)	475	16,207
KB Home (Home Builders)	1,425	12,853
KBW, Inc. (Diversified Financial Services)	570	9,878
Kelly Services, Inc. - Class A (Commercial Services)	380	6,141
KEMET Corp.* (Electronics)	570	5,238
Kenexa Corp.* (Commercial Services)	380	9,128
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,330	4,509
Key Energy Services, Inc.* (Oil & Gas Services)	1,805	26,136
Kforce, Inc.* (Commercial Services)	570	7,091
Kilroy Realty Corp. (REIT)	950	39,548
Kindred Healthcare, Inc.* (Healthcare - Services)	760	9,325
KIT Digital, Inc.* (Internet)	665	7,202
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,615	20,979
Knight Transportation, Inc. (Transportation)	855	15,057
Knightsbridge Tankers, Ltd. (Transportation)	285	4,298
Knoll, Inc. (Office Furnishings)	665	10,613
Knology, Inc.* (Media)	475	7,158
Kodiak Oil & Gas Corp.* (Oil & Gas)	2,660	24,126
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	285	10,827
Korn/Ferry International* (Commercial Services)	665	10,926
Kraton Performance Polymers, Inc.* (Chemicals)	475	13,509
Krispy Kreme Doughnuts, Inc.* (Retail)	855	6,267
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,045	11,296
La-Z-Boy, Inc.* (Home Furnishings)	855	11,269
Laclede Group, Inc. (Gas)	665	27,704
Lakeland Financial Corp. (Banks)	760	19,258
Lancaster Colony Corp. (Food)	285	19,805
Landauer, Inc. (Commercial Services)	190	10,796
LaSalle Hotel Properties (REIT)	1,330	35,976
Lattice Semiconductor Corp.* (Semiconductors)	1,805	12,274
Layne Christensen Co.* (Engineering & Construction)	285	6,621
Leap Wireless International, Inc.* (Telecommunications)	855	7,319
Lexington Realty Trust (REIT)	1,805	15,523
LHC Group, Inc.* (Healthcare - Services)	285	4,224
Life Time Fitness, Inc.* (Leisure Time)	570	28,010
Limelight Networks, Inc.* (Internet)	1,235	4,026
Lincoln Educational Services Corp. (Commercial Services)	380	3,317
Lindsay Manufacturing Co. (Machinery - Diversified)	190	11,615
Liquidity Services, Inc.* (Internet)	285	9,835
Lithia Motors, Inc. - Class A (Retail)	475	10,550
Littelfuse, Inc. (Electrical Components & Equipment)	285	14,452
Live Nation, Inc.* (Commercial Services)	1,900	19,532
LivePerson, Inc.* (Computers)	855	10,260
Liz Claiborne, Inc.* (Retail)	1,140	10,602
LogMeIn, Inc.* (Telecommunications)	285	11,352
Loral Space & Communications, Inc.* (Telecommunications)	190	13,102
Louisiana-Pacific Corp.* (Building Materials)	1,995	16,997
LSB Industries, Inc.* (Miscellaneous Manufacturing)	285	9,989
LTC Properties, Inc. (REIT)	380	12,141
LTX-Credence Corp.* (Semiconductors)	855	5,703
Lufkin Industries, Inc. (Oil & Gas Services)	380	28,584
Lumber Liquidators Holdings, Inc.* (Retail)	380	8,117
Luminex Corp.* (Healthcare - Products)	570	11,229
M.D.C. Holdings, Inc. (Home Builders)	570	11,297
Magellan Health Services, Inc.* (Healthcare - Services)	475	23,189
Magma Design Automation, Inc.* (Computers)	950	6,802
Magnum Hunter Resources Corp.* (Oil & Gas)	1,900	11,191
Maiden Holdings, Ltd. (Insurance)	855	7,969
Maidenform Brands, Inc.* (Apparel)	380	7,600
Main Street Capital Corp. (Investment Companies)	570	12,614
MAKO Surgical Corp.* (Healthcare - Products)	475	16,995
Manhattan Associates, Inc.* (Computers)	285	12,509
MannKind Corp.* (Pharmaceuticals)	1,330	3,591
ManTech International Corp. - Class A (Software)	380	13,357
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	475	6,721
MarketAxess Holdings, Inc. (Diversified Financial Services)	475	14,749
Marten Transport, Ltd. (Transportation)	285	6,227
Masimo Corp.* (Healthcare - Products)	665	14,231
MasTec, Inc.* (Engineering & Construction)	855	13,928
Materion Corp.* (Mining)	285	8,382
Matrix Service Co.* (Oil & Gas Services)	475	5,529

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	570	$18,787
MAXIMUS, Inc. (Commercial Services)	570	25,667
Maxwell Technologies, Inc.* (Computers)	570	11,662
MB Financial, Inc. (Banks)	665	12,070
McEwen Mining, Inc.* (Mining)	1,710	9,918
MCG Capital Corp. (Investment Companies)	2,280	10,670
McGrath Rentcorp (Commercial Services)	570	18,149
McMoRan Exploration Co.* (Oil & Gas)	1,520	17,830
MDC Partners, Inc. - Class A (Advertising)	380	4,970
Meadowbrook Insurance Group, Inc. (Insurance)	2,565	25,573
Measurement Specialties, Inc.* (Electronics)	285	9,263
MedAssets, Inc.* (Software)	760	8,026
Medical Properties Trust, Inc. (REIT)	1,900	20,368
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	760	25,148
Medidata Solutions, Inc.* (Software)	285	5,957
Medifast, Inc.* (Commercial Services)	190	3,131
Medivation, Inc.* (Pharmaceuticals)	475	26,320
Mentor Graphics Corp.* (Computers)	1,235	17,129
Mercury Computer Systems, Inc.* (Computers)	570	7,632
Meredith Corp. (Media)	475	14,958
Meridian Bioscience, Inc. (Healthcare - Products)	665	11,598
Merit Medical Systems, Inc.* (Healthcare - Products)	475	6,702
Meritage Homes Corp.* (Home Builders)	570	13,794
Meritor, Inc.* (Auto Parts & Equipment)	1,425	8,949
Methode Electronics, Inc. (Electronics)	950	9,434
MFA Financial, Inc. (REIT)	5,130	37,654
MGE Energy, Inc. (Electric)	760	34,094
MGIC Investment Corp.* (Insurance)	2,660	10,081
Micrel, Inc. (Semiconductors)	665	7,687
Micromet, Inc.* (Biotechnology)	1,615	17,652
Microsemi Corp.* (Semiconductors)	1,235	24,428
MicroStrategy, Inc. - Class A* (Software)	95	10,936
Mid-America Apartment Communities, Inc. (REIT)	475	30,362
Mine Safety Appliances Co. (Environmental Control)	380	12,973
Minerals Technologies, Inc. (Chemicals)	285	18,083
MIPS Technologies, Inc.* (Semiconductors)	760	4,461
MKS Instruments, Inc. (Semiconductors)	760	22,914
MModal, Inc.* (Software)	475	4,969
Mobile Mini, Inc.* (Storage/Warehousing)	570	11,856
Modine Manufacturing Co.* (Auto Parts & Equipment)	855	9,354
Molina Healthcare, Inc.* (Healthcare - Services)	570	17,448
Momenta Pharmaceuticals, Inc.* (Biotechnology)	855	13,415
Monolithic Power Systems, Inc.* (Semiconductors)	475	7,785
Monotype Imaging Holdings, Inc.* (Software)	570	8,898
Monro Muffler Brake, Inc. (Commercial Services)	475	19,921
Montpelier Re Holdings, Ltd. (Insurance)	950	16,501
Moog, Inc. - Class A* (Aerospace/Defense)	665	28,342
Motricity, Inc.* (Telecommunications)	570	442
Move, Inc.* (Internet)	475	3,422
MTS Systems Corp. (Computers)	285	13,079
Mueller Industries, Inc. (Metal Fabricate/Hardware)	570	25,200
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,040	8,330
MVC Capital, Inc. (Investment Companies)	570	7,148
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	190	14,917
Myers Industries, Inc. (Miscellaneous Manufacturing)	665	8,851
MYR Group, Inc.* (Engineering & Construction)	380	7,592
NACCO Industries, Inc. - Class A (Machinery - Diversified)	95	9,709
Nanometrics, Inc.* (Semiconductors)	380	7,695
Nash Finch Co. (Food)	190	5,550
National CineMedia, Inc. (Entertainment)	760	10,351
National Financial Partners* (Diversified Financial Services)	665	10,241
National Health Investors, Inc. (REIT)	475	22,995
National Healthcare Corp. (Healthcare - Services)	285	12,634
National Penn Bancshares, Inc. (Banks)	1,805	15,685
National Presto Industries, Inc. (Aerospace/Defense)	95	9,283
National Retail Properties, Inc. (REIT)	950	25,659
National Western Life Insurance Co. - Class A (Insurance)	95	13,724
Natus Medical, Inc.* (Healthcare - Products)	475	5,372
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	1,235	3,335
Navigant Consulting Co.* (Commercial Services)	760	9,736
NBT Bancorp, Inc. (Banks)	1,615	36,337
Neenah Paper, Inc. (Forest Products & Paper)	285	6,774
Nektar Therapeutics* (Pharmaceuticals)	1,710	10,687

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Nelnet, Inc. - Class A (Diversified Financial Services)	475	$11,709
Neogen Corp.* (Pharmaceuticals)	475	15,471
NETGEAR, Inc.* (Telecommunications)	475	18,914
Netlogic Microsystems, Inc.* (Semiconductors)	950	47,310
NetScout Systems, Inc.* (Computers)	665	13,739
NetSuite, Inc.* (Software)	380	15,914
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	760	7,068
Neutral Tandem, Inc.* (Telecommunications)	570	7,005
New Jersey Resources Corp. (Gas)	665	31,734
Newcastle Investment Corp. (REIT)	1,235	6,620
NewMarket Corp. (Chemicals)	95	20,538
Newpark Resources, Inc.* (Oil & Gas Services)	1,235	10,053
Newport Corp.* (Electronics)	665	12,283
NIC, Inc. (Internet)	1,045	13,073
Noranda Aluminum Holding Corp. (Mining)	475	4,983
Nordic American Tankers, Ltd. (Transportation)	665	9,217
Northern Oil and Gas, Inc.* (Oil & Gas)	855	21,375
NorthStar Realty Finance Corp. (REIT)	2,185	10,881
Northwest Bancshares, Inc. (Savings & Loans)	2,375	29,260
Northwest Natural Gas Co. (Gas)	380	18,069
NorthWestern Corp. (Electric)	570	20,030
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,330	10,214
NTELOS Holdings Corp. (Telecommunications)	380	8,675
Nu Skin Enterprises, Inc. (Retail)	665	33,217
Nutrisystem, Inc. (Internet)	475	5,653
NuVasive, Inc.* (Healthcare - Products)	570	8,835
NxStage Medical, Inc.* (Healthcare - Products)	665	11,930
Oasis Petroleum, Inc.* (Oil & Gas)	760	25,642
Oclaro, Inc.* (Telecommunications)	665	2,753
Ocwen Financial Corp.* (Diversified Financial Services)	1,045	15,038
OCZ Technology Group, Inc.* (Computers)	760	6,407
Office Depot, Inc.* (Retail)	3,610	9,855
OfficeMax, Inc.* (Retail)	1,140	6,304
Old Dominion Freight Line, Inc.* (Transportation)	665	28,342
Old National Bancorp (Banks)	1,140	13,418
Olin Corp. (Chemicals)	1,045	23,199
OM Group, Inc.* (Chemicals)	475	12,887
OMEGA Healthcare Investors, Inc. (REIT)	1,330	27,717
Omnicell, Inc.* (Software)	475	7,353
OmniVision Technologies, Inc.* (Semiconductors)	760	10,116
Omnova Solutions, Inc.* (Chemicals)	665	3,298
On Assignment, Inc.* (Commercial Services)	570	6,390
Oncothyreon, Inc.* (Biotechnology)	570	3,882
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	855	35,004
OpenTable, Inc.* (Internet)	285	13,728
Opko Health, Inc.* (Pharmaceuticals)	3,420	17,989
Oplink Communications, Inc.* (Telecommunications)	380	7,117
OPNET Technologies, Inc. (Software)	190	6,736
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	665	8,625
OraSure Technologies, Inc.* (Healthcare - Products)	855	9,516
Orbital Sciences Corp.* (Aerospace/Defense)	1,140	16,519
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,615	13,663
Oriental Financial Group, Inc. (Banks)	1,140	13,042
Oritani Financial Corp. (Savings & Loans)	1,425	18,482
Ormat Technologies, Inc. (Electric)	285	4,631
Orthofix International N.V.* (Healthcare - Products)	285	11,443
OSI Systems, Inc.* (Electronics)	285	15,313
Otter Tail Corp. (Electric)	760	16,788
Overseas Shipholding Group, Inc. (Transportation)	380	4,830
Owens & Minor, Inc. (Distribution/Wholesale)	1,045	31,778
Oxford Industries, Inc. (Apparel)	190	9,677
OYO Geospace Corp.* (Oil & Gas Services)	95	8,361
P.F. Chang’s China Bistro, Inc. (Retail)	285	9,280
Pacific Biosciences of California, Inc.* (Biotechnology)	570	2,554
PacWest Bancorp (Banks)	380	8,083
Papa John’s International, Inc.* (Retail)	285	11,041
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	380	13,722
Parametric Technology Corp.* (Software)	1,615	40,650
Paramount Gold and Silver Corp.* (Mining)	1,805	4,657
PAREXEL International Corp.* (Commercial Services)	855	20,605
Park Electrochemical Corp. (Electronics)	570	17,311
Park National Corp. (Banks)	285	19,731
Parker Drilling Co.* (Oil & Gas)	1,710	11,115
Parkway Properties, Inc. (REIT)	380	3,675
Patriot Coal Corp.* (Coal)	1,425	10,830
PDL BioPharma, Inc. (Biotechnology)	2,375	15,176
Pebblebrook Hotel Trust (REIT)	855	18,964
Peet’s Coffee & Tea, Inc.* (Beverages)	190	11,556
Pegasystems, Inc. (Software)	285	8,083
Pendrell Corp.* (Commercial Services)	2,470	6,595
Penn Virginia Corp. (Oil & Gas)	760	3,519
PennantPark Investment Corp. (Investment Companies)	1,045	10,774

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value

Pennsylvania REIT (REIT)	855	$10,499
PennyMac Mortgage Investment Trust (REIT)	760	13,460
Penske Automotive Group, Inc. (Retail)	570	12,757
Perry Ellis International, Inc.* (Apparel)	285	4,429
Petroleum Development* (Oil & Gas)	380	11,829
PetroQuest Energy, Inc.* (Oil & Gas)	950	6,099
Pharmacyclics, Inc.* (Pharmaceuticals)	665	12,223
PharMerica Corp.* (Pharmaceuticals)	475	5,961
PHH Corp.* (Commercial Services)	855	9,909
Photronics, Inc.* (Semiconductors)	760	5,214
PICO Holdings, Inc.* (Water)	380	8,387
Piedmont Natural Gas Co., Inc. (Gas)	950	31,274
Pier 1 Imports, Inc.* (Retail)	1,520	23,636
Pinnacle Entertainment, Inc.* (Entertainment)	855	8,294
Pinnacle Financial Partners, Inc.* (Banks)	475	7,999
Pioneer Drilling Co.* (Oil & Gas)	760	6,779
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	380	8,455
Plantronics, Inc. (Telecommunications)	760	28,302
Platinum Underwriters Holdings, Ltd. (Insurance)	475	16,269
Plexus Corp.* (Electronics)	475	17,219
PMFG, Inc.* (Miscellaneous Manufacturing)	380	8,368
PNM Resources, Inc. (Electric)	1,235	21,995
PolyOne Corp. (Chemicals)	1,235	17,809
Pool Corp. (Distribution/Wholesale)	760	25,863
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	285	18,511
Portland General Electric Co. (Electric)	760	18,954
Post Properties, Inc. (REIT)	665	29,719
Potlatch Corp. (REIT)	570	17,396
Powell Industries, Inc.* (Electrical Components & Equipment)	190	6,576
Power Integrations, Inc. (Semiconductors)	380	13,676
Power-One, Inc.* (Electrical Components & Equipment)	1,045	4,535
Powerwave Technologies, Inc.* (Telecommunications)	570	980
Premiere Global Services, Inc.* (Telecommunications)	1,140	10,032
Prestige Brands Holdings, Inc.* (Household Products/Wares)	760	9,758
PriceSmart, Inc. (Retail)	285	18,995
Primerica, Inc. (Insurance)	570	13,965
Primoris Services Corp. (Holding Companies - Diversified)	475	7,557
PrivateBancorp, Inc. (Banks)	760	10,746
ProAssurance Corp. (Insurance)	475	38,774
Progress Software Corp.* (Software)	950	22,163
PROS Holdings, Inc.* (Software)	380	6,164
Prospect Capital Corp. (Investment Companies)	1,425	14,706
Prosperity Bancshares, Inc. (Banks)	570	23,661
Provident Financial Services, Inc. (Savings & Loans)	1,235	17,092
Provident New York Bancorp (Savings & Loans)	1,330	10,986
PS Business Parks, Inc. (REIT)	190	11,807
PSS World Medical, Inc.* (Healthcare - Products)	665	16,140
QLIK Technologies, Inc.* (Software)	950	26,790
Quad Graphics, Inc. (Commercial Services)	285	3,349
Quaker Chemical Corp. (Chemicals)	285	12,625
Quality Systems, Inc. (Software)	570	23,119
Quanex Building Products Corp. (Building Materials)	665	10,926
Quantum Corp.* (Computers)	3,325	8,379
Quest Software, Inc.* (Software)	855	17,399
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	760	26,927
Quidel Corp.* (Healthcare - Products)	475	6,793
Quiksilver, Inc.* (Apparel)	2,090	9,321
QuinStreet, Inc.* (Internet)	380	3,656
Radian Group, Inc. (Insurance)	1,995	5,486
Rambus, Inc.* (Semiconductors)	1,330	9,696
Ramco-Gershenson Properties Trust (REIT)	190	2,198
Raven Industries, Inc. (Miscellaneous Manufacturing)	285	18,494
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	380	17,206
RealD, Inc.* (Computers)	475	4,166
RealPage, Inc.* (Software)	475	12,217
Red Robin Gourmet Burgers, Inc.* (Retail)	190	5,835
Redwood Trust, Inc. (REIT)	1,235	14,511
Regis Corp. (Retail)	855	14,655
Renasant Corp. (Banks)	665	10,494
Rent-A-Center, Inc. (Commercial Services)	855	28,916
Resolute Energy Corp.* (Oil & Gas)	760	8,550
Resource Capital Corp. (REIT)	3,135	18,340
Resources Connection, Inc. (Commercial Services)	760	9,439
Retail Opportunity Investments Corp. (REIT)	665	7,887
Rex Energy Corp.* (Oil & Gas)	570	5,392
RF Micro Devices, Inc.* (Telecommunications)	3,705	18,488
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	1,140	11,138
Rite Aid Corp.* (Retail)	7,790	10,828
RLI Corp. (Insurance)	380	27,102
RLJ Lodging Trust (REIT)	380	6,779
Robbins & Myers, Inc. (Machinery - Diversified)	570	27,679
Rofin-Sinar Technologies, Inc.* (Electronics)	380	10,781
Rogers Corp.* (Electronics)	190	7,302
Rollins, Inc. (Commercial Services)	1,235	26,417
Rosetta Resources, Inc.* (Oil & Gas)	760	36,472
RSC Holdings, Inc.* (Commercial Services)	1,140	24,157
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	380	9,565
Ruby Tuesday, Inc.* (Retail)	950	7,135

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value

Ruddick Corp. (Food)	665	$26,826
Rudolph Technologies, Inc.* (Semiconductors)	475	4,859
Rue21, Inc.* (Retail)	190	4,600
Rush Enterprises, Inc.* (Retail)	665	15,302
S&T Bancorp, Inc. (Banks)	760	16,500
S1 Corp.* (Internet)	1,235	12,054
Sabra Health Care REIT, Inc. (REIT)	665	9,456
Safeguard Scientifics, Inc.* (Internet)	475	7,553
Safety Insurance Group, Inc. (Insurance)	285	11,944
Saks, Inc.* (Retail)	1,615	16,118
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	760	36,632
Sanderson Farms, Inc. (Food)	285	14,518
Sandy Spring Bancorp, Inc. (Banks)	380	6,939
Sangamo BioSciences, Inc.* (Biotechnology)	950	3,278
Sanmina-SCI Corp.* (Electronics)	1,045	11,474
Sapient Corp. (Internet)	1,425	18,382
Sauer-Danfoss, Inc.* (Machinery - Diversified)	190	9,576
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	1,045	2,644
ScanSource, Inc.* (Distribution/Wholesale)	380	14,277
SCBT Financial Corp. (Banks)	285	8,815
Scholastic Corp. (Media)	570	16,821
Schulman (A.), Inc. (Chemicals)	475	11,637
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	285	19,816
Scientific Games Corp. - Class A* (Entertainment)	950	10,630
Seattle Genetics, Inc.* (Biotechnology)	1,425	26,975
Select Comfort Corp.* (Home Furnishings)	760	19,061
Select Medical Holdings Corp.* (Healthcare - Services)	760	6,300
Selective Insurance Group, Inc. (Insurance)	950	17,081
SemGroup Corp. - Class A* (Pipelines)	570	15,088
Semtech Corp.* (Semiconductors)	855	24,367
Sensient Technologies Corp. (Chemicals)	760	30,111
Sequenom, Inc.* (Biotechnology)	1,520	6,551
Shenandoah Telecommunications Co. (Telecommunications)	570	5,626
Ship Finance International, Ltd. (Transportation)	665	7,468
ShoreTel, Inc.* (Telecommunications)	665	4,356
Shuffle Master, Inc.* (Entertainment)	1,045	13,376
Shutterfly, Inc.* (Internet)	380	9,014
SIGA Technologies, Inc.* (Pharmaceuticals)	475	1,572
Signature Bank* (Banks)	475	27,621
Silicon Graphics International Corp.* (Computers)	475	6,479
Silicon Image, Inc.* (Semiconductors)	1,140	5,540
Simmons First National Corp. - Class A (Banks)	570	15,703
Simpson Manufacturing Co., Inc. (Building Materials)	665	21,533
Sinclair Broadcast Group, Inc. - Class A (Media)	665	8,166
Six Flags Entertainment Corp. (Entertainment)	285	12,492
SJW Corp. (Water)	380	9,002
Skechers U.S.A., Inc. - Class A* (Apparel)	570	6,931
SkyWest, Inc. (Airlines)	855	10,944
Smart Balance, Inc.* (Food)	950	5,035
Smith Corp. (Miscellaneous Manufacturing)	570	24,214
Snyders-Lance, Inc. (Food)	665	15,288
Solar Capital, Ltd. (Investment Companies)	665	15,195
Solarwinds, Inc.* (Software)	760	24,024
Sonic Automotive, Inc. (Retail)	570	8,886
Sonic Corp.* (Retail)	855	5,857
SonoSite, Inc.* (Healthcare - Products)	285	15,364
Sonus Networks, Inc.* (Telecommunications)	3,040	7,843
Sotheby’s - Class A (Commercial Services)	855	28,668
Sourcefire, Inc.* (Internet)	380	11,788
South Jersey Industries, Inc. (Gas)	475	26,068
Southside Bancshares, Inc. (Banks)	380	8,132
Southwest Gas Corp. (Gas)	570	23,826
Sovran Self Storage, Inc. (REIT)	380	17,678
Spansion, Inc. - Class A* (Computers)	760	7,623
Spartan Stores, Inc. (Food)	475	8,902
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	190	5,501
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	760	10,693
SS&C Technologies Holdings, Inc.* (Software)	475	8,916
Stage Stores, Inc. (Retail)	570	8,767
Standard Microsystems Corp.* (Semiconductors)	475	12,236
Standard Pacific Corp.* (Home Builders)	2,375	8,645
Standex International Corp. (Miscellaneous Manufacturing)	190	7,617
Star Scientific, Inc.* (Agriculture)	1,615	4,877
Starwood Property Trust, Inc. (REIT)	1,235	24,329
State Bank Finacial Corp.* (Banks)	570	9,114
STEC, Inc.* (Computers)	570	5,392
Steelcase, Inc. - Class A (Office Furnishings)	1,235	10,757
Steiner Leisure, Ltd.* (Commercial Services)	285	14,073
Stepan Co. (Chemicals)	190	16,329
STERIS Corp. (Healthcare - Products)	855	25,718
Sterling Financial Corp.* (Banks)	570	10,465
Steven Madden, Ltd.* (Apparel)	475	19,541
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,520	9,348
Stifel Financial Corp.* (Diversified Financial Services)	665	23,980
Stillwater Mining Co.* (Mining)	1,425	18,354
Stone Energy Corp.* (Oil & Gas)	760	21,318

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value

Stoneridge, Inc.* (Electronics)	570	$5,341
STR Holdings, Inc.* (Miscellaneous Manufacturing)	380	4,062
Stratasys, Inc.* (Computers)	285	10,474
Strategic Hotels & Resorts, Inc.* (REIT)	2,660	16,519
Strayer Education, Inc. (Commercial Services)	190	20,672
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	380	15,067
SuccessFactors, Inc.* (Commercial Services)	1,045	41,591
Sun Communities, Inc. (REIT)	285	11,431
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	285	8,006
Sunrise Assisted Living, Inc.* (Healthcare - Services)	855	6,079
Sunstone Hotel Investors, Inc.* (REIT)	1,520	14,121
Super Micro Computer, Inc.* (Computers)	475	8,018
Superior Industries International, Inc. (Auto Parts & Equipment)	380	6,905
Susquehanna Bancshares, Inc. (Banks)	1,520	13,893
SVB Financial Group* (Banks)	570	33,083
Swift Energy Co.* (Oil & Gas)	570	18,895
Swift Transportation Co.* (Transportation)	1,140	13,144
Swisher Hygiene, Inc.* (Commercial Services)	1,140	4,001
Sycamore Networks, Inc.* (Telecommunications)	380	7,380
Sykes Enterprises, Inc.* (Computers)	665	11,657
Symetra Financial Corp. (Insurance)	1,140	10,511
Symmetry Medical, Inc.* (Healthcare - Products)	855	6,421
Synaptics, Inc.* (Computers)	475	18,197
Synchronoss Technologies, Inc.* (Software)	380	12,700
SYNNEX Corp.* (Software)	570	20,623
Syntel, Inc. (Computers)	190	8,915
Take-Two Interactive Software, Inc.* (Software)	1,045	16,302
TAL International Group, Inc. (Trucking & Leasing)	380	12,658
Taleo Corp. - Class A* (Software)	475	17,105
Tanger Factory Outlet Centers, Inc. (REIT)	1,045	30,827
Targa Resources Corp. (Oil & Gas Services)	285	11,810
Targacept, Inc.* (Pharmaceuticals)	475	2,888
Team Health Holdings, Inc.* (Commercial Services)	380	7,828
Team, Inc.* (Commercial Services)	380	11,092
Teekay Tankers, Ltd. - Class A (Transportation)	665	2,986
Tejon Ranch Co.* (Agriculture)	285	8,123
Teledyne Technologies, Inc.* (Aerospace/Defense)	475	26,961
TeleTech Holdings, Inc.* (Commercial Services)	380	6,445
Tennant Co. (Machinery - Diversified)	285	10,967
Tenneco, Inc.* (Auto Parts & Equipment)	855	27,445
Tesco Corp.* (Oil & Gas Services)	475	6,593
Tessera Technologies, Inc.* (Semiconductors)	950	18,810
Tetra Tech, Inc.* (Environmental Control)	950	21,973
TETRA Technologies, Inc.* (Oil & Gas Services)	1,330	12,422
Texas Capital Bancshares, Inc.* (Banks)	570	18,080
Texas Industries, Inc. (Building Materials)	380	11,879
Texas Roadhouse, Inc. (Retail)	760	11,522
Textainer Group Holdings, Ltd. (Trucking & Leasing)	285	9,003
The Andersons, Inc. (Agriculture)	285	11,557
The Brink’s Co. (Miscellaneous Manufacturing)	665	18,746
The Buckle, Inc. (Retail)	380	16,579
The Cato Corp. - Class A (Retail)	380	10,188
The Cheesecake Factory, Inc.* (Retail)	760	22,481
The Children’s Place Retail Stores, Inc.* (Retail)	285	14,219
The Corporate Executive Board Co. (Commercial Services)	475	18,682
The Ensign Group, Inc. (Healthcare - Services)	285	7,555
The Finish Line, Inc. - Class A (Retail)	665	14,065
The Fresh Market, Inc.* (Food)	380	16,363
The Geo Group, Inc.* (Commercial Services)	950	16,701
The Gorman-Rupp Co. (Machinery - Diversified)	285	8,943
The Greenbrier Cos., Inc.* (Trucking & Leasing)	285	6,341
The Hain Celestial Group, Inc.* (Food)	475	18,330
The Jones Group, Inc. (Apparel)	1,140	10,408
The Medicines Co.* (Biotechnology)	760	15,291
The Men’s Wearhouse, Inc. (Retail)	665	22,936
The Middleby Corp.* (Machinery - Diversified)	285	27,403
The Navigators Group, Inc.* (Insurance)	190	9,078
The New York Times Co. - Class A* (Media)	1,805	13,447
The Pantry, Inc.* (Retail)	285	3,431
The Pep Boys - Manny, Moe & Jack (Retail)	760	11,400
The Ryland Group, Inc. (Home Builders)	760	13,832
The Ultimate Software Group, Inc.* (Software)	380	25,342
The Warnaco Group, Inc.* (Apparel)	570	33,202
The Wet Seal, Inc. - Class A* (Retail)	1,330	4,655
Theravance, Inc.* (Pharmaceuticals)	1,045	18,538
Thompson Creek Metals Co., Inc.* (Mining)	2,375	20,021
Titan International, Inc. (Auto Parts & Equipment)	570	13,760

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
Titan Machinery, Inc.* (Distribution/Wholesale)	190	$4,701
TiVo, Inc.* (Home Furnishings)	1,710	17,750
TNS, Inc.* (Commercial Services)	570	10,511
Tompkins Financial Corp. (Banks)	380	15,367
Tootsie Roll Industries, Inc. (Food)	570	13,817
Tower Group, Inc. (Insurance)	570	12,306
TowneBank (Banks)	855	11,286
TPC Group, Inc.* (Chemicals)	190	6,242
Travelzoo, Inc.* (Internet)	95	2,452
Tredegar Corp. (Miscellaneous Manufacturing)	475	11,713
TreeHouse Foods, Inc.* (Food)	475	26,856
Trex Co., Inc.* (Building Materials)	190	4,716
Triangle Capital Corp. (Investment Companies)	475	9,253
TriMas Corp.* (Miscellaneous Manufacturing)	380	8,235
Triple-S Management Corp. - Class B* (Healthcare - Services)	475	10,132
TriQuint Semiconductor, Inc.* (Semiconductors)	2,470	14,795
Triumph Group, Inc. (Aerospace/Defense)	570	35,665
True Religion Apparel, Inc.* (Apparel)	380	13,771
TrueBlue, Inc.* (Commercial Services)	570	9,411
TrustCo Bank Corp. NY (Banks)	2,375	13,276
Trustmark Corp. (Banks)	760	17,913
TTM Technologies, Inc.* (Electronics)	760	9,325
Tutor Perini Corp.* (Engineering & Construction)	475	7,215
Twin Disc, Inc. (Machinery - Diversified)	190	5,877
Two Harbors Investment Corp. (REIT)	1,330	13,207
Tyler Technologies, Inc.* (Software)	475	16,687
UIL Holdings Corp. (Electric)	665	22,996
Ultratech Stepper, Inc.* (Semiconductors)	380	11,115
UMB Financial Corp. (Banks)	380	14,660
Umpqua Holdings Corp. (Banks)	1,615	19,655
UniFirst Corp. (Textiles)	285	17,208
Unisource Energy Corp. (Electric)	570	21,238
Unisys Corp.* (Computers)	570	11,953
United Bankshares, Inc. (Banks)	760	21,212
United Fire & Casualty Co. (Insurance)	475	9,324
United Natural Foods, Inc.* (Food)	665	29,293
United Online, Inc. (Internet)	1,520	8,634
United Rentals, Inc.* (Commercial Services)	855	32,695
United Stationers, Inc. (Distribution/Wholesale)	570	18,428
Universal American Corp. (Insurance)	475	5,220
Universal Corp. (Agriculture)	380	17,054
Universal Display Corp.* (Electrical Components & Equipment)	570	24,003
Universal Electronics, Inc.* (Home Furnishings)	285	5,273
Universal Forest Products, Inc. (Building Materials)	285	9,054
Universal Health Realty Income Trust (REIT)	190	7,598
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	95	3,774
Universal Technical Institute, Inc.* (Commercial Services)	380	5,301
Urstadt Biddle Properties - Class A (REIT)	380	7,433
US Airways Group, Inc.* (Airlines)	2,375	20,045
US Ecology, Inc. (Environmental Control)	475	8,892
USA Mobility, Inc. (Telecommunications)	475	6,721
USEC, Inc.* (Mining)	1,995	3,810
USG Corp.* (Building Materials)	1,140	14,638
Vail Resorts, Inc. (Entertainment)	570	24,858
Valassis Communications, Inc.* (Commercial Services)	665	15,129
ValueClick, Inc.* (Internet)	1,045	18,225
ValueVision Media, Inc. - Class A* (Advertising)	760	1,201
Vantage Drilling Co.* (Oil & Gas)	3,040	3,770
VASCO Data Security International, Inc.* (Internet)	475	4,004
Vector Group, Ltd. (Agriculture)	1,045	18,193
Veeco Instruments, Inc.* (Semiconductors)	570	13,914
Venoco, Inc.* (Oil & Gas)	380	4,032
Vera Bradley, Inc.* (Retail)	285	10,209
Verint Systems, Inc.* (Software)	380	10,758
Viad Corp. (Commercial Services)	380	7,687
ViaSat, Inc.* (Telecommunications)	570	27,098
Vicor Corp. (Electrical Components & Equipment)	475	4,242
ViewPoint Financial Group (Savings & Loans)	855	11,619
VirnetX Holding Corp.* (Internet)	570	13,235
ViroPharma, Inc.* (Pharmaceuticals)	1,140	33,961
Virtus Investment Partners, Inc.* (Diversified Financial Services)	95	7,540
Vitamin Shoppe, Inc.* (Retail)	380	16,241
VIVUS, Inc.* (Pharmaceuticals)	1,425	17,000
Vocus, Inc.* (Internet)	285	6,546
Volcano Corp.* (Healthcare - Products)	665	18,653
Volterra Semiconductor Corp.* (Semiconductors)	475	14,331
Vonage Holdings Corp.* (Telecommunications)	2,470	6,249
W&T Offshore, Inc. (Oil & Gas)	570	12,318
Wabash National Corp.* (Auto Manufacturers)	1,425	12,640
Walter Investment Management Corp. (REIT)	380	7,114
Washington REIT (REIT)	855	25,479
Washington Trust Bancorp, Inc. (Banks)	380	9,382
Watsco, Inc. (Distribution/Wholesale)	475	32,761
Watts Water Technologies, Inc. - Class A (Electronics)	380	14,649
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	855	7,387

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Common Stocks, continued

	Shares	Value
WD-40 Co. (Household Products/Wares)	285	$12,466
Web.com Group, Inc.* (Internet)	475	6,080
Websense, Inc.* (Internet)	570	10,773
Webster Financial Corp. (Banks)	855	18,126
Weis Markets, Inc. (Food)	285	12,047
WellCare Health Plans, Inc.* (Healthcare - Services)	570	34,063
Werner Enterprises, Inc. (Transportation)	760	19,859
WesBanco, Inc. (Banks)	855	17,066
West Coast Bancorp* (Banks)	380	6,072
West Pharmaceutical Services, Inc. (Healthcare - Products)	760	30,765
Westamerica Bancorp (Banks)	475	22,064
Western Alliance Bancorp* (Banks)	1,140	9,109
Western Refining, Inc.* (Oil & Gas)	760	12,563
WGL Holdings, Inc. (Gas)	665	28,362
Winn-Dixie Stores, Inc.* (Food)	855	8,080
Winthrop Realty Trust (REIT)	665	7,947
Wintrust Financial Corp. (Banks)	475	14,559
Wolverine World Wide, Inc. (Apparel)	665	25,995
Woodward, Inc. (Electronics)	855	35,893
World Acceptance Corp.* (Diversified Financial Services)	190	12,107
World Fuel Services Corp. (Retail)	1,045	47,422
Worthington Industries, Inc. (Metal Fabricate/Hardware)	950	17,489
Wright Express Corp.* (Commercial Services)	570	31,190
Wright Medical Group, Inc.* (Healthcare - Products)	570	9,661
Xyratex, Ltd. (Computers)	665	10,560
Zep, Inc. (Chemicals)	380	6,224
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,045	5,549
Zoll Medical Corp.* (Healthcare - Products)	285	19,545
Zumiez, Inc.* (Retail)	285	8,140
TOTAL COMMON STOCKS (Cost $12,185,150)		15,912,054

Repurchase Agreements(a)(b) (51.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.11%—0.15%, dated 1/31/12, due 2/1/12, total to be received $20,053,072	$20,053,000	$20,053,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,053,000)		20,053,000
TOTAL INVESTMENT SECURITIES (Cost $32,238,150) — 92.8%		35,965,054
Net other assets (liabilities) — 7.2%		2,800,737
NET ASSETS — 100.0%		$38,765,791

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2012, the aggregate amount held in a segregated account was $5,524,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $11,140,410)	141	$660,351

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$31,092,504	$(235,139)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	19,165,644	(34,489)
		$(269,628)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2012:

	Value	% of Net Assets
Advertising	$13,505	NM
Aerospace/Defense	233,186	0.6%
Agriculture	59,804	0.2%
Airlines	99,002	0.3%
Apparel	226,699	0.6%
Auto Manufacturers	12,640	NM
Auto Parts & Equipment	163,219	0.4%
Banks	996,790	2.6%
Beverages	30,746	0.1%
Biotechnology	340,711	0.9%
Building Materials	159,627	0.4%
Chemicals	309,350	0.8%
Coal	33,015	0.1%
Commercial Services	1,096,558	2.8%
Computers	346,125	0.9%
Cosmetics/Personal Care	15,011	NM
Distribution/Wholesale	177,890	0.5%
Diversified Financial Services	252,871	0.7%
Electric	355,688	0.9%
Electrical Components & Equipment	165,093	0.4%
Electronics	379,714	1.0%
Energy - Alternate Sources	15,347	NM
Engineering & Construction	118,397	0.3%
Entertainment	143,607	0.4%
Environmental Control	130,139	0.3%
Food	291,672	0.8%
Forest Products & Paper	130,218	0.3%
Gas	195,211	0.5%
Hand/Machine Tools	14,267	NM
Healthcare - Products	555,623	1.5%
Healthcare - Services	269,100	0.7%
Holding Companies - Diversified	18,212	NM

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2012
(unaudited)

Home Builders	60,421	0.2%
Home Furnishings	70,395	0.2%
Household Products/Wares	77,045	0.2%
Insurance	514,215	1.3%
Internet	364,338	0.9%
Investment Companies	127,221	0.3%
Iron/Steel	3,774	NM
Leisure Time	69,774	0.2%
Lodging	47,274	0.1%
Machinery - Construction & Mining	16,064	NM
Machinery - Diversified	263,009	0.7%
Media	112,136	0.3%
Metal Fabricate/Hardware	120,750	0.3%
Mining	214,089	0.6%
Miscellaneous Manufacturing	379,531	1.0%
Office Furnishings	64,300	0.2%
Oil & Gas	552,155	1.4%
Oil & Gas Services	270,849	0.7%
Packaging & Containers	12,375	NM
Pharmaceuticals	487,102	1.3%
Pipelines	23,440	0.1%
Private Equity	9,959	NM
REIT	1,371,664	3.5%
Real Estate	15,776	NM
Retail	990,924	2.6%
Savings & Loans	153,993	0.4%
Semiconductors	546,723	1.4%
Software	684,274	1.8%
Storage/Warehousing	11,856	NM
Telecommunications	493,054	1.3%
Textiles	29,695	0.1%
Toys/Games/Hobbies	7,258	NM
Transportation	298,407	0.8%
Trucking & Leasing	50,585	0.1%
Water	48,592	0.1%
Other**	22,853,737	58.9%
Total	$38,765,791	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM  Not meaningful, amount is less than 0.05%.
REIT  Real Estate Investment Trust

See notes to the financial statements.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable - only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	March 29, 2012

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 29, 2012

* Print the name and title of each signing officer under his or her signature.